                                                      -------------------------
                                                      OMB APPROVAL
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                                                      OMB Number:  3235-0570

                                                      Expires:  Nov. 30, 2005

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                                                      hours per response:  5.0
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number                  811-7452
                                   --------------------------------------------



                          AIM Variable Insurance Funds
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                11 Greenway Plaza, Suite 100 Houston, Texas 77046
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


       Robert H. Graham 11 Greenway Plaza, Suite 100 Houston, Texas 77046
-------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:     (713) 626-1919
                                                   ----------------------------


Date of fiscal year end:     12/31
                        ---------------

Date of reporting period:   06/30/05
                         --------------

Item 1. Reports to Stockholders.

                                                 AIM V.I. AGGRESSIVE GROWTH FUND
                               Semiannual Report to Shareholders o June 30, 2005


   AIM V.I. AGGRESSIVE GROWTH FUND seeks to achieve long-term growth of capital.


UNLESS OTHERWISE STATED, INFORMATION PRESENTED IN THIS REPORT IS AS OF JUNE 30, 2005, AND IS BASED ON TOTAL NET ASSETS.



================================================================================
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or 1-800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-7452 and 33-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.


A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 1-800-410-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.


Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2005, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS AND VARIABLE PRODUCT PROSPECTUS, WHICH CONTAIN MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ EACH CAREFULLY BEFORE INVESTING.

================================================================================

[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                         --Registered Trademark--


NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIM V.I. AGGRESSIVE GROWTH FUND

MANAGEMENT'S DISCUSSION                                                                      We also carefully scrutinize the
OF FUND PERFORMANCE                                                                       risk/reward of each of our holdings to
======================================================================================    ensure a continued fit.

PERFORMANCE SUMMARY                          =========================================       We consider selling or trimming a
                                                                                          stock when it no longer meets our
                                             FUND VS. INDEXES                             investment criteria, including when:
Despite a market rally at the close of
the reporting period, stock indexes          TOTAL RETURNS, 12/31/04 6/30/05,             o a company experiences decelerating or
generally posted lackluster returns for      EXCLUDING VARIABLE PRODUCT ISSUER            disappointing earnings
the half year, amid investor concerns        CHARGES. IF VARIABLE PRODUCT ISSUER
about higher oil prices and rising           CHARGES WERE INCLUDED, RETURNS WOULD BE      o a stock approaches or hits its target
interest rates. These trends also muted      LOWER.                                       price
the Fund's performance.
                                             Series I Shares                    -0.42%    o the company's fundamental business
   The Fund fared better than the                                                         prospects deteriorate
large-cap oriented S&P 500 Index as          Series II Shares                   -0.51
mid-cap stocks generally outperformed                                                     o a more attractive opportunity
large-cap stocks. The fund lagged the        Standard & Poor's Composite Index            presents itself
Russell Midcap Growth Index because its      of 500 Stocks (S&P 500 Index)
health care, consumer discretionary and      (Broad Market Index)               -0.81     MARKET CONDITIONS AND YOUR FUND
materials holdings generally
underperformed those of the index.           Russell Midcap Growth Index                  The S&P 500 Index declined at the
                                             (Style-specific Index)              1.70     beginning of the reporting period amid
                                                                                          concerns about increasing oil prices and
                                             Lipper Mid-Cap Growth Fund Index             rising interest rates. The Federal
                                             (Peer Group Index)                 -0.92     Reserve (the Fed) continued
                                                                                          raising interest rates to slow economic
                                             SOURCE: LIPPER, INC.                         growth and curb potential inflation. The
                                                                                          market generally rebounded in the last
                                             =========================================    two months of the period as oil prices
                                                                                          fell in--May before rising again in June--
======================================================================================    and many companies in the S&P 500 Index
                                                                                          reported strong earnings.
HOW WE INVEST                                2. Our fundamental research includes
                                             financial statement analysis and                During the reporting period, the Fund
We select stocks based on analysis of        meetings with company management teams       was generally more defensively positioned
individual companies, focusing on small-     to define a company's key drivers of         in response to uncertain market
and mid-cap growth companies with high       success and to assess its durability. The    conditions. Over the reporting period, we
growth potential as demonstrated by          goal is to ascertain the level, quality      reduced the portfolios holdings in more
consistent and accelerating earnings         and duration of a company's growth           cyclical sectors, such as information
growth. Our three-step selection process     prospect, and to gain confidence in the      technology and industrials, while
includes quantitative, fundamental and       management team.                             increasing it in more defensive sectors,
valuation analysis:                                                                       such as health care. Cyclical sectors
                                             3. Our valuation analysis assesses the       tend to be more sensitive to economic
1. Our proprietary quantitative models       degree to which expected future growth is    trends while defensive sectors tend to be
and screening tools reduce an investment     discounted in the stock price.               less sensitive. While this strategy
universe of thousands of companies to a                                                   provided the Fund with some
more manageable list of investment              A stock that successfully passes this
candidates.                                  selection process is a viable candidate
                                             for the portfolio.

=========================================    =========================================    =========================================

PORTFOLIO COMPOSITION                        TOP 5 INDUSTRIES*                            TOP 10 EQUITY HOLDINGS*

By sector                                     1. Health Care Equipment           10.4%     1. Alliance Data Systems Corp.      2.5%

Health Care                         21.0%     2. Data Processing & Outsourced              2. Univision Communications Inc.-
                                                 Services                         7.9         Class A                          2.2
Information Technology              18.9
                                              3. Pharmaceuticals                  4.4      3. Regal Entertainment Group-
Consumer Discretionary              16.2                                                      Class A                          2.1
                                              4. Oil & Gas Drilling               4.3
Industrials                         11.1                                                   4. ENSCO International Inc.         1.9
                                              5. Diversified Commercial &
Financials                          10.1         Professional Services            4.1      5. Investors Financial Services
                                                                                              Corp.                            1.9
Energy                               5.7     The Fund's holdings are subject to
                                             change, and there is no assurance that        6. Paychex, Inc.                    1.8
Consumer Staples                     4.3     the Fund will continue to hold any
                                             particular security.                          7. Fisher Scientific International
Materials                            2.7                                                      Inc.                             1.7
                                             *Excluding money market fund holdings.
Utilities                            0.8                                                   8. Maxim Integrated Products, Inc.  1.7

Telecommunication Services           0.2                                                   9. Biomet, Inc.                     1.6

  Money Market Funds                                                                      10. CDW Corp.                        1.6
  Plus Other Assets Less Liabilities 9.0
                                                                                          TOTAL NET ASSETS          $148.7 MILLION

                                                                                          TOTAL NUMBER OF HOLDINGS*            116

=========================================    =========================================    =========================================

AIM V.I. AGGRESSIVE GROWTH FUND

downside protection, it could not offset     from performance during the period,                         JAY K. RUSHIN, Chartered
the poor performance of two stocks,          primarily due to patent challenges,              [RUSHIN    Financial Analyst and
Sirva and Eyetech Pharmaceuticals, which     patent expirations, drug withdrawals and          PHOTO]    portfolio manager, became
had a greater impact on performance. We      product injury litigation. In particular,                   lead portfolio manager of
also increased our financials holdings.      Eyetech Pharmaceuticals, a                                  AIM V.I. Aggressive Growth
                                             biopharmaceutical company specializing in    Fund in 2004. He began his investment
   The sector that had the most positive     the development and commercialization of     career in 1994 when he joined AIM as a
impact on Fund performance was energy.       therapeutics to treat eye diseases,          portfolio administrator. In 1996, he
Stocks in this sector, such as ENSCO         negatively affected Fund performance. The    left AIM to work as an associate equity
International, a strong contributor to       stock declined due to concerns about a       analyst at another firm. He returned to
portfolio performance, benefited from        competitor's experimental drug which         AIM as an equity analyst on AIM's
rising oil prices. ENSCO, a                  produced positive results in late-stage      small-cap funds in 1998 and was promoted
leading offshore drilling contractor,        trials in treating blindness in older        to senior analyst in 2000. He was
reported that its net income for the         adults. Given the lack of visibility of      promoted to portfolio manager in 2001. A
first quarter of 2005 was nearly double      Eyetech's earnings growth, we sold the       native of Gaithersburg, MD, Mr. Rushin
that for the same quarter of the previous    stock.                                       holds a B.A. in English from Florida
year.                                                                                     State University.
                                                But the stock that detracted the most
   Other sectors that enhanced Fund          from performance over the period was in      Assisted by the Aggressive Growth Team.
performance included consumer                the industrials sector--Sirva, a global
discretionary, as many retailers             relocation services firm. The company saw
benefited from solid consumer spending,      its stock decline when it announced it
and utilities, which benefited from an       would not meet its previously issued
investor preference for more defensive,      earnings guidance for the fourth quarter
dividend-paying stocks.                      of 2004. We reduced our position in this
                                             stock.
   Over the period, we increased our
holdings in financials stocks as we found    IN CLOSING
them attractively valued and observed
improving fundamentals in this sector. A     Over the reporting period, the market for
financials stock that had a positive         growth stocks was particularly difficult
impact on Fund performance was               and this trend adversely affected the
Amegy Bancorp, which provides consumer and   Fund. Regardless of market conditions, we
commercial banking services in the           are always striving to improve
Houston and Dallas areas. We bought the      performance. We remain committed to our
stock based on our research which            bottom-up stock selection process, and we
indicated that the company was well          constantly review each security's
positioned relative to its competitors.      fundamentals and price target to ensure a
It's stock rose when it was announced        continued fit. We believe that our
that the company would be acquired by a      strategy of focusing our investments in
Utah-based bank chain.                       companies that show sustainable,
                                             above-average earnings growth while
   While information technology detracted    avoiding high risk stocks has the
the most from Fund performance, our          potential to provide shareholders with
holdings in this sector fared much better    consistent risk-adjusted return over a
than those in the Russell Midcap Growth      long-term investment horizon. We thank
Index. We believe that this was because      you for your investment in AIM V.I.
we had considerable exposure to data         Aggressive Growth Fund.
processing and outsourced services--a more
defensive industry within the information    The views and opinions expressed in
technology sector that comprised nearly      Management's Discussion of Fund
8% of the portfolio's assets at the close    Performance are those of AIM Advisors,
of the reporting period. Indeed, one of      Inc. These views and opinions are subject
the Fund's holdings in this industry,        to change at any time based on factors
Sungard Data Systems, was one of its best    such as market and economic conditions.
performing stocks. We sold the stock         These views and opinions may not be
after a private equity group bought the      relied upon as investment advice or
company for a 44% premium.                   recommendations, or as an offer for a
                                             particular security. The information is
   Relative to the Russell Midcap Growth     not a complete analysis of every aspect
Index, health care was the                   of any market, country, industry,
weakest-performing sector for the Fund.      security or the fund. Statements of fact
The Fund's holdings in biotechnology and     are from sources considered reliable, but
pharmaceutical stocks detracted              AIM Advisors, Inc. makes no                            [RIGHT ARROW GRAPHIC]
                                             representation or warranty as to their
                                             completeness or accuracy. Although
                                             historical performance is no guarantee of    FOR A DISCUSSION OF RISKS OF INVESTING IN
                                             future results, these insights may help      YOUR FUND, INDEXES USED IN THIS REPORT
                                             you understand our investment management     AND YOUR FUND'S LONG-TERM PERFORMANCE,
                                             philosophy.                                  PLEASE TURN THE PAGE.

AIM V.I. AGGRESSIVE GROWTH FUND


YOUR FUND'S LONG-TERM PERFORMANCE


========================================        Series I and Series II shares invest      Performance figures given represent the
AVERAGE ANNUAL TOTAL RETURNS                 in the same portfolio of securities and      Fund and are not intended to reflect
As of 6/30/05                                will have substantially similar              actual variable product values. They do
                                             performance, except to the extent that       not reflect sales charges, expenses and
SERIES I SHARES                              expenses borne by each class differ.         fees assessed in connection with a
Inception (5/1/98)                  2.41%                                                 variable product. Sales charges,
  5 Years                          -7.22        The performance data quoted represent     expenses and fees, which are determined
  1 Year                            5.55     past performance and cannot guarantee        by the variable product issuers, will
                                             comparable future results; current           vary and will lower the total return.
SERIES II SHARES                             performance may be lower or higher.          Per NASD requirements, the most recent
Inception                           2.16%    Please contact your variable product         month-end performance data at the Fund
  5 Years                          -7.44     issuer or financial advisor for the most     level, excluding variable product
  1 Year                            5.22     recent month-end variable product            charges, is available on this AIM
                                             performance. Performance figures reflect     automated information line,
========================================     Fund expenses, reinvested distributions      866-702-4402. As mentioned above, for
                                             and changes in net asset value.              the most recent month-end performance
Returns since the inception date of          Investment return and principal value        including variable product charges,
Series II shares are historical. All         will fluctuate so that you may have a        please contact your variable product
other returns are the blended returns of     gain or loss when you sell shares.           issuer or financial advisor.
the historical performance of Series II
shares since their inception and the            AIM V.I. Aggressive Growth Fund, a
restated historical performance of           series portfolio of AIM Variable
Series I shares (for periods prior to        Insurance Funds, is currently offered
inception of Series II shares) adjusted      through insurance companies issuing
to reflect the higher Rule 12b-1 fees        variable products. You cannot purchase
applicable to Series II shares. The          shares of the Fund directly.
inception date of Series I shares is May
1, 1998. The inception date of Series II
shares is March 26, 2002.


PRINCIPAL RISKS OF INVESTING IN THE FUND        The unmanaged LIPPER MID-CAP GROWTH       OTHER INFORMATION
                                             FUND INDEX represents an average of the
Investing in small and mid-size              performance of the 30 largest                The returns shown in the management's
companies involves risks not associated      multi-capitalization growth funds            discussion of Fund performance are based
with investing in more established           tracked by Lipper, Inc., an independent      on net asset values calculated for
companies, including business risk,          mutual fund performance monitor.             shareholder transactions. Generally
significant stock price fluctuations and                                                  accepted accounting principles require
illiquidity.                                    RUSSELL MIDCAP--Registered                adjustments to be made to the net assets
                                             Trademark-- GROWTH INDEX, which              of the Fund at period end for financial
   Portfolio turnover was greater than       represents the performance of the stocks     reporting purposes, and as such, the net
that of most funds, which may affect         of domestic mid-capitalization               asset value for shareholder transactions
performance.                                 companies; the Growth subset measures        and the returns based on those net asset
                                             the performance of Russell Midcap            values may differ from the net asset
   International investing presents          companies with higher price/book ratios      values and returns reported in the
certain risks not associated with            and higher forecasted growth values.         Financial Highlights. Additionally, the
investing solely in the United States.                                                    returns and net asset values shown
These include risks relating to                 The Fund is not managed to track the      throughout this report are at the fund
fluctuations in the value of the U.S.        performance of any particular index,         level only and do not include variable
dollar relative to the values of other       including the indexes defined here, and      product issuer charges. If such charges
currencies, the custody arrangements         consequently, the performance of the         were included, the total returns would
made for the fund's foreign holdings,        Fund may deviate significantly from the      be lower.
differences in accounting, political         performance of the indexes.
risks and the lesser degree of public                                                        Industry classifications used in this
information required to be provided by          A direct investment cannot be made in     report are generally according to the
non-U.S. companies. The fund may invest      an index. Unless otherwise indicated,        Global Industry Classification Standard,
up to 25% of its assets in the               index results include reinvested             which was developed by and is the
securities of non-U.S. issuers.              dividends, and they do not reflect sales     exclusive property and a service mark of
                                             charges. Performance of an index of          Morgan Stanley Capital International
ABOUT INDEXES USED IN THIS REPORT            funds reflects fund expenses;                Inc. and Standard & Poor's.
                                             performance of a market index does not.
The unmanaged Standard & Poor's
Composite Index of 500 Stocks (the
S&P 500--Registered Trademark-- INDEX) is
an index of common stocks frequently
used as a general measure of U.S. stock
market performance.

AIM V.I.AGGRESSIVE GROWTH FUND


CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE                                      ACTUAL EXPENSES                              actual return. The Fund's actual
                                                                                          cumulative total returns at net asset
As a shareholder of the Fund, you incur      The table below provides information         value after expenses for the six months
ongoing costs, including management          about actual account values and actual       ended June 30, 2005, appear in the table
fees, distribution and/or service fees       expenses. You may use the information in     "Fund vs. Indexes" on the first page of
(12b-1); and other Fund expenses. This       this table, together with the amount you     management's discussion of Fund
example is intended to help you              invested, to estimate the expenses that      performance.
understand your ongoing costs (in            you paid over the period. Simply divide
dollars) of investing in the Fund and to     your account value by $1,000 (for               The hypothetical account values and
compare these costs with ongoing costs       example, an $8,600 account value divided     expenses may not be used to estimate the
of investing in other mutual funds. The      by $1,000 = 8.6), then multiply the          actual ending account balance or
example is based on an investment of         result by the number in the table under      expenses you paid for the period. You
$1,000 invested at the beginning of the      the heading entitled "Actual Expenses        may use this information to compare the
period and held for the entire period        Paid During Period" to estimate the          ongoing costs of investing in the Fund
January 1, 2005, through June 30, 2005.      expenses you paid on your account during     and other funds. To do so, compare this
                                             this period.                                 5% hypothetical example with the 5%
   The actual and hypothetical expenses                                                   hypothetical examples that appear in the
in the examples below do not represent       HYPOTHETICAL EXAMPLE FOR COMPARISON          shareholder reports of the other funds.
the effect of any fees or other expenses     PURPOSES
assessed in connection with a variable                                                       Please note that the expenses shown
product; if they did, the expenses shown     The table below also provides                in the table are meant to highlight your
would be higher while the ending account     information about hypothetical account       ongoing costs. Therefore, the
values shown would be lower.                 values and hypothetical expenses based       hypothetical information is useful in
                                             on the Fund's actual expense ratio and       comparing ongoing costs, and will not
                                             an assumed rate of return of 5% per year     help you determine the relative total
                                             before expenses, which is not the Fund's     costs of owning different funds.

====================================================================================================================================

                                                           ACTUAL                                  HYPOTHETICAL
                                                                                        (5% ANNUAL RETURN BEFORE EXPENSES)

                BEGINNING ACCOUNT     ENDING ACCOUNT               EXPENSES       ENDING ACCOUNT                     EXPENSES
 SHARE               VALUE                VALUE                  PAID DURING           VALUE                       PAID DURING
 CLASS              (1/1/05)           (6/30/05)(1)               PERIOD(2)          (6/30/05)                       PERIOD(2)
Series I           $1,000.00             $995.80                    $5.44            $1,019.34                        $5.51
Series II           1,000.00              994.90                     6.68             1,018.10                         6.76

(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2005, through June 30,
    2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended June 30, 2005, appear in the table "Fund vs. Indexes" on the first page of management's discussion of Fund performance.

(2) Expenses are equal to the Fund's annualized expense ratio (1.10% and 1.35% for Series I and Series II shares, respectively)
    multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

====================================================================================================================================

AIM V.I. AGGRESSIVE GROWTH FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM Variable        o The quality of services to be provided     o Fees relative to those of clients of
Insurance Funds (the "Board") oversees       by AIM. The Board reviewed the               AIM with comparable investment
the management of AIM V.I. Aggressive        credentials and experience of the            strategies. The Board reviewed the
Growth Fund (the "Fund") and, as required    officers and employees of AIM who will       advisory fee rate for the Fund under the
by law, determines annually whether to       provide investment advisory services to      Advisory Agreement. The Board noted that,
approve the continuance of the Fund's        the Fund. In reviewing the qualifications    based on the Fund's current assets and
advisory agreement with A I M Advisors,      of AIM to provide investment advisory        taking account of the breakpoint in the
Inc. ("AIM"). Based upon the                 services, the Board reviewed the             Fund's advisory fee schedule, this rate
recommendation of the Investments            qualifications of AIM's investment           (i) was the same as the advisory fee
Committee of the Board, which is             personnel and considered such issues as      rates for a mutual fund advised by AIM
comprised solely of independent trustees,    AIM's portfolio and product review           with investment strategies comparable to
at a meeting held on June 30, 2005, the      process, various back office support         those of the Fund; and (ii) was higher
Board, including all of the independent      functions provided by AIM and AIM's          than the sub-advisory fee rates for four
trustees, approved the continuance of the    equity and fixed income trading              unaffiliated mutual funds for which an
advisory agreement (the "Advisory            operations. Based on the review of these     AIM affiliate serves as sub-advisor,
Agreement") between the Fund and AIM for     and other factors, the Board concluded       although the total management fees paid
another year, effective July 1, 2005.        that the quality of services to be           by such unaffiliated mutual funds were
                                             provided by AIM was appropriate and that     higher than the advisory fee rate for the
   The Board considered the factors          AIM currently is providing satisfactory      Fund. The Board noted that AIM has agreed
discussed below in evaluating the            services in accordance with the terms of     to waive advisory fees of the Fund and to
fairness and reasonableness of the           the Advisory Agreement.                      limit the Fund's total operating
Advisory Agreement at the meeting on June                                                 expenses, as discussed below. Based on
30, 2005 and as part of the Board's          o The performance of the Fund relative to    this review, the Board concluded that the
ongoing oversight of the Fund. In their      comparable funds. The Board reviewed the     advisory fee rate for the Fund under the
deliberations, the Board and the             performance of the Fund during the past      Advisory Agreement was fair and
independent trustees did not identify any    one, three and five calendar years           reasonable.
particular factor that was controlling,      against the performance of funds advised
and each trustee attributed different        by other advisors with investment            o Fees relative to those of comparable
weights to the various factors.              strategies comparable to those of the        funds with other advisors. The Board
                                             Fund. The Board noted that the Fund's        reviewed the advisory fee rate for the
   One of the responsibilities of the        performance was below the median             Fund under the Advisory Agreement. The
Senior Officer of the Fund, who is           performance of such comparable funds for     Board compared effective contractual
independent of AIM and AIM's affiliates,     the one and three year periods and above     advisory fee rates at a common asset
is to manage the process by which the        such median performance for the five year    level and noted that the Fund's rate was
Fund's proposed management fees are          period. Based on this review, the Board      above the median rate of the funds
negotiated to ensure that they are           concluded that no changes should be made     advised by other advisors with investment
negotiated in a manner which is at arm's     to the Fund and that it was not necessary    strategies comparable to those of the
length and reasonable. To that end, the      to change the Fund's portfolio management    Fund that the Board reviewed. The Board
Senior Officer must either supervise a       team at this time.                           noted that AIM has agreed to waive
competitive bidding process or prepare an                                                 advisory fees of the Fund and to limit
independent written evaluation. The          o The performance of the Fund relative to    the Fund's total operating expenses, as
Senior Officer has recommended an            indices. The Board reviewed the              discussed below. Based on this review,
independent written evaluation in lieu of    performance of the Fund during the past      the Board concluded that the advisory fee
a competitive bidding process and, upon      one, three and five calendar years           rate for the Fund under the Advisory
the direction of the Board, has prepared     against the performance of the Lipper        Agreement was fair and reasonable.
such an independent written evaluation.      Mid-Cap Growth Fund Index. The Board
Such written evaluation also considered      noted that the Fund's performance was        o Expense limitations and fee waivers.
certain of the factors discussed below.      below the performance of such Index for      The Board noted that AIM has
In addition, as discussed below, the         the one year period, comparable to such      contractually agreed to waive advisory
Senior Officer made certain                  Index for the three year period, and         fees of the Fund through December 31,
recommendations to the Board in              above such Index for the five year           2009 to the extent necessary so that the
connection with such written evaluation.     period. Based on this review, the Board      advisory fees payable by the Fund do not
                                             concluded that no changes should be made     exceed a specified maximum advisory fee
   The discussion below serves as a          to the Fund and that it was not necessary    rate, which maximum rate includes
summary of the Senior Officer's              to change the Fund's portfolio management    breakpoints and is based on net asset
independent written evaluation and           team at this time.                           levels. The Board considered the
recommendations to the Board in                                                           contractual nature of this fee waiver and
connection therewith, as well as a           o Meeting with the Fund's portfolio          noted that it remains in effect until
discussion of the material factors and       managers and investment personnel. With      December 31, 2009. The Board noted that
the conclusions with respect thereto that    respect to the Fund, the Board is meeting    AIM has contractually agreed to waive
formed the basis for the Board's approval    periodically with such Fund's portfolio      fees and/or limit expenses of the Fund
of the Advisory Agreement. After             managers and/or other investment             through April 30, 2006 in an amount
consideration of all of the factors below    personnel and believes that such             necessary to limit total annual operating
and based on its informed business           individuals are competent and able to        expenses to a specified percentage of
judgment, the Board determined that the      continue to carry out their                  average daily net assets for each class
Advisory Agreement is in the best            responsibilities under the Advisory          of the Fund. The Board considered the
interests of the Fund and its                Agreement.                                   contractual nature of this fee
shareholders and that the compensation to                                                 waiver/expense limitation and noted that
AIM under the Advisory Agreement is fair     o Overall performance of AIM. The Board      it remains in effect through April 30,
and reasonable and would have been           considered the overall performance of AIM    2006. The Board considered the effect
obtained through arm's length                in providing investment advisory and         these fee waivers/expense limitations
negotiations.                                portfolio administrative services to the     would have on the Fund's estimated
                                             Fund and concluded that such performance     expenses and concluded that the levels of
o The nature and extent of the advisory      was satisfactory.                            fee waivers/expense limitations for the
services to be provided by AIM. The Board                                                 Fund were fair and reasonable.
reviewed the services to be provided by
AIM under the Advisory Agreement. Based
on such review, the Board concluded that
the range of services to be provided by
AIM under the Advisory Agreement was
appropriate and that AIM currently is
providing services in accordance with the
terms of the Advisory Agreement.                                                                                         (continued)

AIM V.I. AGGRESSIVE GROWTH FUND


o Breakpoints and economies of scale. The    the Board considered the Senior Officer's    its affiliates were qualified to continue
Board reviewed the structure of the          written evaluation and the recommendation    to provide non-investment advisory
Fund's advisory fee under the Advisory       made by the Senior Officer to the Board      services to the Fund, including
Agreement, noting that it includes one       that the Board consider implementing a       administrative, transfer agency and
breakpoint. The Board reviewed the level     process to assist them in more closely       distribution services, and that AIM and
of the Fund's advisory fees, and noted       monitoring the performance of the AIM        its affiliates currently are providing
that such fees, as a percentage of the       Funds. The Board concluded that it would     satisfactory non-investment advisory
Fund's net assets, have decreased as net     be advisable to implement such a process     services.
assets increased because the Advisory        as soon as reasonably practicable.
Agreement includes a breakpoint. The                                                      o Other factors and current trends. In
Board noted that AIM has contractually       o Profitability of AIM and its               determining whether to continue the
agreed to waive advisory fees of the Fund    affiliates. The Board reviewed               Advisory Agreement for the Fund, the
through December 31, 2009 to the extent      information concerning the profitability     Board considered the fact that AIM, along
necessary so that the advisory fees          of AIM's (and its affiliates') investment    with others in the mutual fund industry,
payable by the Fund do not exceed a          advisory and other activities and its        is subject to regulatory inquiries and
specified maximum advisory fee rate,         financial condition. The Board considered    litigation related to a wide range of
which maximum rate includes breakpoints      the overall profitability of AIM, as well    issues. The Board also considered the
and is based on net asset levels. The        as the profitability of AIM in connection    governance and compliance reforms being
Board concluded that the Fund's fee          with managing the Fund. The Board noted      undertaken by AIM and its affiliates,
levels under the Advisory Agreement          that AIM's operations remain profitable,     including maintaining an internal
therefore reflect economies of scale and     although increased expenses in recent        controls committee and retaining an
that it was not necessary to change the      years have reduced AIM's profitability.      independent compliance consultant, and
advisory fee breakpoints in the Fund's       Based on the review of the profitability     the fact that AIM has undertaken to cause
advisory fee schedule.                       of AIM's and its affiliates investment       the Fund to operate in accordance with
                                             advisory and other activities and its        certain governance policies and
o Investments in affiliated money market     financial condition, the Board concluded     practices. The Board concluded that these
funds. The Board also took into account      that the compensation to be paid by the      actions indicated a good faith effort on
the fact that uninvested cash and cash       Fund to AIM under its Advisory Agreement     the part of AIM to adhere to the highest
collateral from securities lending           was not excessive.                           ethical standards, and determined that
arrangements (collectively, "cash                                                         the current regulatory and litigation
balances") of the Fund may be invested in    o Benefits of soft dollars to AIM. The       environment to which AIM is subject
money market funds advised by AIM            Board considered the benefits realized by    should not prevent the Board from
pursuant to the terms of an SEC exemptive    AIM as a result of brokerage transactions    continuing the Advisory Agreement for the
order. The Board found that the Fund may     executed through "soft dollar"               Fund.
realize certain benefits upon investing      arrangements. Under these arrangements,
cash balances in AIM advised money market    brokerage commissions paid by the Fund
funds, including a higher net return,        and/or other funds advised by AIM are
increased liquidity, increased               used to pay for research and execution
diversification or decreased transaction     services. This research is used by AIM in
costs. The Board also found that the Fund    making investment decisions for the Fund.
will not receive reduced services if it      The Board concluded that such
invests its cash balances in such money      arrangements were appropriate.
market funds. The Board noted that, to
the extent the Fund invests in affiliated    o AIM's financial soundness in light of
money market funds, AIM has voluntarily      the Fund's needs. The Board considered
agreed to waive a portion of the advisory    whether AIM is financially sound and has
fees it receives from the Fund               the resources necessary to perform its
attributable to such investment. The         obligations under the Advisory Agreement,
Board further determined that the            and concluded that AIM has the financial
proposed securities lending program and      resources necessary to fulfill its
related procedures with respect to the       obligations under the Advisory Agreement.
lending Fund is in the best interests of
the lending Fund and its respective          o Historical relationship between the
shareholders. The Board therefore            Fund and AIM. In determining whether to
concluded that the investment of cash        continue the Advisory Agreement for the
collateral received in connection with       Fund, the Board also considered the prior
the securities lending program in the        relationship between AIM and the Fund, as
money market funds according to the          well as the Board's knowledge of AIM's
procedures is in the best interests of       operations, and concluded that it was
the lending Fund and its respective          beneficial to maintain the current
shareholders.                                relationship, in part, because of such
                                             knowledge. The Board also reviewed the
o Independent written evaluation and         general nature of the non-investment
recommendations of the Fund's Senior         advisory services currently performed by
Officer. The Board noted that, upon their    AIM and its affiliates, such as
direction, the Senior Officer of the Fund    administrative, transfer agency and
had prepared an independent written          distribution services, and the fees
evaluation in order to assist the Board      received by AIM and its affiliates for
in determining the reasonableness of the     performing such services. In addition to
proposed management fees of the AIM          reviewing such services, the trustees
Funds, including the Fund. The Board         also considered the organizational
noted that the Senior Officer's written      structure employed by AIM and its
evaluation had been relied upon by the       affiliates to provide those services.
Board in this regard in lieu of a            Based on the review of these and other
competitive bidding process. In              factors, the Board concluded that AIM and
determining whether to continue the
Advisory Agreement for the Fund,

SCHEDULE OF INVESTMENTS

June 30, 2005
(Unaudited)


                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS-91.01%

ADVERTISING-1.34%

Lamar Advertising Co.-Class A(a)                  46,600   $  1,993,082
=======================================================================

AEROSPACE & DEFENSE-1.26%

Engineered Support Systems, Inc.                  19,700        705,851
-----------------------------------------------------------------------
L-3 Communications Holdings, Inc.                 15,300      1,171,674
=======================================================================
                                                              1,877,525
=======================================================================

AGRICULTURAL PRODUCTS-0.75%

Corn Products International, Inc.                 46,900      1,114,344
=======================================================================

AIRLINES-0.40%

Southwest Airlines Co.                            43,000        598,990
=======================================================================

APPAREL RETAIL-1.35%

Aeropostale, Inc.(a)                              27,950        939,120
-----------------------------------------------------------------------
DSW Inc.-Class A(a)                                7,100        177,145
-----------------------------------------------------------------------
Hot Topic, Inc.(a)                                46,500        889,080
=======================================================================
                                                              2,005,345
=======================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.71%

Fossil, Inc.(a)                                   46,300      1,051,010
=======================================================================

APPLICATION SOFTWARE-2.88%

Amdocs Ltd. (United Kingdom)(a)                   35,300        932,979
-----------------------------------------------------------------------
BEA Systems, Inc.(a)                             108,300        950,874
-----------------------------------------------------------------------
Cognos, Inc. (Canada)(a)                          22,300        761,322
-----------------------------------------------------------------------
Hyperion Solutions Corp.(a)                       18,100        728,344
-----------------------------------------------------------------------
Mercury Interactive Corp.(a)                       9,600        368,256
-----------------------------------------------------------------------
TIBCO Software Inc.(a)                            82,000        536,280
=======================================================================
                                                              4,278,055
=======================================================================

ASSET MANAGEMENT & CUSTODY BANKS-3.64%

Affiliated Managers Group, Inc.(a)                16,450      1,124,028
-----------------------------------------------------------------------
Investors Financial Services Corp.                74,400      2,813,808
-----------------------------------------------------------------------
Nuveen Investments-Class A                        39,200      1,474,704
=======================================================================
                                                              5,412,540
=======================================================================

BIOTECHNOLOGY-2.62%

Amylin Pharmaceuticals, Inc.(a)(b)                46,800        979,524
-----------------------------------------------------------------------
Martek Biosciences Corp.(a)                       12,200        462,990
-----------------------------------------------------------------------
MedImmune, Inc.(a)                                23,700        633,264
-----------------------------------------------------------------------
Neurocrine Biosciences, Inc.(a)                   18,700        786,522
-----------------------------------------------------------------------
QLT Inc. (Canada)(a)                              98,500      1,026,370
=======================================================================
                                                              3,888,670
=======================================================================

                                                              MARKET
                                                 SHARES       VALUE
-----------------------------------------------------------------------
BREWERS-0.73%

Molson Coors Brewing Co.-Class B                  17,400      1,078,800
=======================================================================

BROADCASTING & CABLE TV-2.88%

Radio One, Inc.-Class D(a)                        77,400   $    988,398
-----------------------------------------------------------------------
Univision Communications Inc.-Class A(a)         119,495      3,292,087
=======================================================================
                                                              4,280,485
=======================================================================

BUILDING PRODUCTS-1.06%

American Standard Cos. Inc.                       26,100      1,094,112
-----------------------------------------------------------------------
York International Corp.                          12,500        475,000
=======================================================================
                                                              1,569,112
=======================================================================

CASINOS & GAMING-0.70%

International Game Technology                     36,900      1,038,735
=======================================================================

COMPUTER STORAGE & PERIPHERALS-0.83%

Brocade Communications Systems, Inc.(a)          122,400        474,912
-----------------------------------------------------------------------
QLogic Corp.(a)                                   24,400        753,228
=======================================================================
                                                              1,228,140
=======================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.60%

Terex Corp.(a)                                    22,600        890,440
=======================================================================

CONSUMER ELECTRONICS-0.56%

Harman International Industries, Inc.             10,200        829,872
=======================================================================

CONSUMER FINANCE-0.88%

SLM Corp.                                         25,700      1,305,560
=======================================================================

DATA PROCESSING & OUTSOURCED SERVICES-7.94%

Affiliated Computer Services, Inc.-Class A(a)     37,500      1,916,250
-----------------------------------------------------------------------
Alliance Data Systems Corp.(a)                    92,000      3,731,520
-----------------------------------------------------------------------
Fiserv, Inc.(a)                                   18,685        802,521
-----------------------------------------------------------------------
Hewitt Associates, Inc.-Class A(a)                18,500        490,435
-----------------------------------------------------------------------
Iron Mountain Inc.(a)                             72,400      2,245,848
-----------------------------------------------------------------------
Paychex, Inc.                                     80,300      2,612,962
=======================================================================
                                                             11,799,536
=======================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-4.11%

ARAMARK Corp.-Class B                             40,000      1,056,000
-----------------------------------------------------------------------
ChoicePoint Inc.(a)                               29,100      1,165,455
-----------------------------------------------------------------------
Cintas Corp.                                      39,400      1,520,840
-----------------------------------------------------------------------
CoStar Group Inc.(a)                              18,900        824,040
-----------------------------------------------------------------------
Navigant Consulting, Inc.(a)                      45,100        796,466
-----------------------------------------------------------------------
Sirva Inc.(a)                                     87,900        748,029
=======================================================================
                                                              6,110,830
=======================================================================

                        AIM V.I. AGGRESSIVE GROWTH FUND


                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------

EDUCATION SERVICES-0.65%

Career Education Corp.(a)                         26,300   $    962,843
=======================================================================

ELECTRIC UTILITIES-0.84%

DPL Inc.                                          45,700      1,254,465
=======================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.70%

EnerSys(a)                                        76,600      1,044,058
=======================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-1.33%

Amphenol Corp.-Class A                            17,500        702,975
-----------------------------------------------------------------------
Cogent Inc.(a)                                    44,700      1,276,185
=======================================================================
                                                              1,979,160
=======================================================================

GENERAL MERCHANDISE STORES-0.75%

Tuesday Morning Corp.                             35,300      1,112,656
=======================================================================

HEALTH CARE EQUIPMENT-10.39%

Advanced Medical Optics, Inc.(a)                  45,300      1,800,675
-----------------------------------------------------------------------
Beckman Coulter, Inc.                              7,500        476,775
-----------------------------------------------------------------------
Biomet, Inc.                                      69,000      2,390,160
-----------------------------------------------------------------------
Cytyc Corp.(a)                                    78,900      1,740,534
-----------------------------------------------------------------------
Fisher Scientific International Inc.(a)           39,200      2,544,080
-----------------------------------------------------------------------
Kinetic Concepts, Inc.(a)                         34,400      2,064,000
-----------------------------------------------------------------------
Kyphon Inc.(a)                                    39,200      1,363,768
-----------------------------------------------------------------------
PerkinElmer, Inc.                                 43,400        820,260
-----------------------------------------------------------------------
Varian Medical Systems, Inc.(a)                   28,100      1,048,973
-----------------------------------------------------------------------
Waters Corp.(a)                                   32,300      1,200,591
=======================================================================
                                                             15,449,816
=======================================================================

HEALTH CARE FACILITIES-0.98%

HealthSouth Corp.(a)                              98,900        553,840
-----------------------------------------------------------------------
Triad Hospitals, Inc.(a)                          16,500        901,560
=======================================================================
                                                              1,455,400
=======================================================================

HEALTH CARE SERVICES-1.21%

DaVita, Inc.(a)                                   19,000        864,120
-----------------------------------------------------------------------
Omnicare, Inc.                                    21,900        929,217
=======================================================================
                                                              1,793,337
=======================================================================

HEALTH CARE SUPPLIES-1.38%

Cooper Cos., Inc. (The)                           16,100        979,846
-----------------------------------------------------------------------
Gen-Probe Inc.(a)                                 29,400      1,065,162
=======================================================================
                                                              2,045,008
=======================================================================

HOMEFURNISHING RETAIL-1.22%

Bed Bath & Beyond Inc.(a)                         19,100        797,998
-----------------------------------------------------------------------
Linens 'n Things, Inc.(a)                         43,000      1,017,380
=======================================================================
                                                              1,815,378
=======================================================================

HOUSEHOLD APPLIANCES-1.04%

Blount International, Inc.(a)                     92,800      1,548,832
=======================================================================

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES-0.72%

Textron Inc.                                      14,200   $  1,077,070
=======================================================================

INDUSTRIAL GASES-0.58%

Airgas, Inc.                                      35,000        863,450
=======================================================================

INDUSTRIAL MACHINERY-0.66%

Pentair, Inc.                                     23,100        988,911
=======================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.24%

NeuStar, Inc.-Class A(a)                           8,900        227,840
-----------------------------------------------------------------------
Valor Communications Group, Inc.                   9,000        124,200
=======================================================================
                                                                352,040
=======================================================================

INTERNET SOFTWARE & SERVICES-0.45%

VeriSign, Inc.(a)                                 23,400        672,984
=======================================================================

IT CONSULTING & OTHER SERVICES-0.46%

Perot Systems Corp.-Class A(a)                    48,500        689,670
=======================================================================

METAL & GLASS CONTAINERS-1.14%

Crown Holdings, Inc.(a)                           53,000        754,190
-----------------------------------------------------------------------
Owens-Illinois, Inc.(a)                           37,400        936,870
=======================================================================
                                                              1,691,060
=======================================================================

MOVIES & ENTERTAINMENT-2.08%

Regal Entertainment Group-Class A                163,900      3,094,432
=======================================================================

OFFICE SERVICES & SUPPLIES-0.83%

Mine Safety Appliances Co.                        26,800      1,238,160
=======================================================================

OIL & GAS DRILLING-4.27%

ENSCO International Inc.(b)                       80,000      2,860,000
-----------------------------------------------------------------------
Pride International, Inc.(a)                      28,500        732,450
-----------------------------------------------------------------------
Rowan Cos., Inc.                                  60,800      1,806,368
-----------------------------------------------------------------------
Todco-Class A(a)(b)                               36,700        942,089
=======================================================================
                                                              6,340,907
=======================================================================

OIL & GAS EQUIPMENT & SERVICES-1.44%

BJ Services Co.                                   12,000        629,760
-----------------------------------------------------------------------
Key Energy Services, Inc.(a)                      83,100      1,005,510
-----------------------------------------------------------------------
Maverick Tube Corp.(a)                            16,800        500,640
=======================================================================
                                                              2,135,910
=======================================================================

PACKAGED FOODS & MEATS-0.41%

TreeHouse Foods, Inc.(a)                          21,300        607,263
=======================================================================

PERSONAL PRODUCTS-1.58%

Avon Products, Inc.                               23,600        893,260
-----------------------------------------------------------------------
Estee Lauder Cos. Inc. (The)-Class A              37,300      1,459,549
=======================================================================
                                                              2,352,809
=======================================================================

PHARMACEUTICALS-4.43%

IVAX Corp.(a)                                     57,250      1,230,875
-----------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A              55,300      1,754,669
-----------------------------------------------------------------------

                        AIM V.I. AGGRESSIVE GROWTH FUND


                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------
PHARMACEUTICALS-(CONTINUED)

MGI Pharma, Inc.(a)                               69,900   $  1,521,024
-----------------------------------------------------------------------
Sepracor Inc.(a)                                  18,400      1,104,184
-----------------------------------------------------------------------
Valeant Pharmaceuticals International             55,400        976,702
=======================================================================
                                                              6,587,454
=======================================================================

REGIONAL BANKS-2.76%

Amegy Bancorp., Inc.                              61,000      1,365,180
-----------------------------------------------------------------------
North Fork Bancorp., Inc.                         66,100      1,856,749
-----------------------------------------------------------------------
South Financial Group, Inc. (The)                 31,200        886,704
=======================================================================
                                                              4,108,633
=======================================================================

RESTAURANTS-0.96%

Outback Steakhouse, Inc.                          10,300        465,972
-----------------------------------------------------------------------
Ruby Tuesday, Inc.                                37,400        968,660
=======================================================================
                                                              1,434,632
=======================================================================

SEMICONDUCTOR EQUIPMENT-0.62%

KLA-Tencor Corp.                                  21,200        926,440
=======================================================================

SEMICONDUCTORS-2.76%

Integrated Device Technology, Inc.(a)             53,700        577,275
-----------------------------------------------------------------------
Maxim Integrated Products, Inc.                   64,600      2,468,366
-----------------------------------------------------------------------
Micron Technology, Inc.(a)                        42,800        436,988
-----------------------------------------------------------------------
Semtech Corp.(a)                                  37,700        627,705
=======================================================================
                                                              4,110,334
=======================================================================

SOFT DRINKS-0.81%

Coca-Cola Enterprises Inc.                        54,600      1,201,746
=======================================================================

SPECIALIZED CONSUMER SERVICES-0.92%

Jackson Hewitt Tax Service Inc.                   57,600      1,361,664
=======================================================================

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------


SPECIALTY CHEMICALS-1.00%

Nalco Holding Co.(a)                              29,200   $    573,196
-----------------------------------------------------------------------
Rohm and Haas Co.                                 19,600        908,264
=======================================================================
                                                              1,481,460
=======================================================================

SPECIALTY STORES-1.01%

PETCO Animal Supplies, Inc.(a)                    51,300      1,504,116
=======================================================================

TECHNOLOGY DISTRIBUTORS-1.59%

CDW Corp.                                         41,500      2,369,235
=======================================================================

THRIFTS & MORTGAGE FINANCE-2.77%

Independence Community Bank Corp.                 61,400      2,267,502
-----------------------------------------------------------------------
New York Community Bancorp, Inc.                 102,313      1,853,912
=======================================================================
                                                              4,121,414
=======================================================================

TRADING COMPANIES & DISTRIBUTORS-0.79%

WESCO International, Inc.(a)                      37,200      1,167,336
=======================================================================
    Total Common Stocks (Cost $129,150,654)                 135,291,154
=======================================================================

MONEY MARKET FUNDS-9.75%

Liquid Assets Portfolio-Institutional
  Class(c)                                     7,246,712      7,246,712
-----------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(c)    7,246,712      7,246,712
=======================================================================
    Total Money Market Funds (Cost
      $14,493,424)                                           14,493,424
=======================================================================
TOTAL INVESTMENTS-100.76% (Cost $143,644,078)               149,784,578
=======================================================================
OTHER ASSETS LESS LIABILITIES-(0.76%)                        (1,134,470)
=======================================================================
NET ASSETS-100.00%                                         $148,650,108
_______________________________________________________________________
=======================================================================

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) A portion of this security is subject to call options written. See Note 1F and Note 8.
(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying notes which are an integral part of the financial statements.
                        AIM V.I. AGGRESSIVE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005
(Unaudited)

ASSETS:

Investments, at market value (cost
  $129,150,654)                                  $135,291,154
-------------------------------------------------------------
Investments in affiliated money market funds
  (cost $14,493,424)                               14,493,424
=============================================================
    Total investments (cost $143,644,078)         149,784,578
=============================================================
Cash                                                  878,390
-------------------------------------------------------------
Receivables for:
  Investments sold                                  1,901,421
-------------------------------------------------------------
  Fund shares sold                                     22,823
-------------------------------------------------------------
  Dividends                                            59,109
-------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                 29,739
-------------------------------------------------------------
Other assets                                           16,003
=============================================================
    Total assets                                  152,692,063
_____________________________________________________________
=============================================================

LIABILITIES:

Payables for:
  Investments purchased                             3,570,057
-------------------------------------------------------------
  Investments purchased from affiliates               123,680
-------------------------------------------------------------
  Fund shares reacquired                               66,835
-------------------------------------------------------------
  Options written, at market value (premiums
    received $74,102)                                  46,395
-------------------------------------------------------------
  Trustee deferred compensation and retirement
    plans                                              34,791
-------------------------------------------------------------
Accrued administrative services fees                  171,531
-------------------------------------------------------------
Accrued distribution fees-Series II                     3,655
-------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                                123
-------------------------------------------------------------
Accrued transfer agent fees                               927
-------------------------------------------------------------
Accrued operating expenses                             23,961
=============================================================
    Total liabilities                               4,041,955
=============================================================
Net assets applicable to shares outstanding      $148,650,108
_____________________________________________________________
=============================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                  $168,337,484
-------------------------------------------------------------
  Undistributed net investment income (loss)         (229,985)
-------------------------------------------------------------
  Undistributed net realized gain (loss) from
    investment securities and option contracts    (25,625,598)
-------------------------------------------------------------
  Unrealized appreciation of investment
    securities and option contracts                 6,168,207
=============================================================
                                                 $148,650,108
_____________________________________________________________
=============================================================

NET ASSETS:

Series I                                         $142,353,513
_____________________________________________________________
=============================================================
Series II                                        $  6,296,595
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Series I                                           12,076,950
_____________________________________________________________
=============================================================
Series II                                             538,310
_____________________________________________________________
=============================================================
Series I:
  Net asset value per share                      $      11.79
_____________________________________________________________
=============================================================
Series II:
  Net asset value per share                      $      11.70
_____________________________________________________________
=============================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 2005
(Unaudited)

INVESTMENT INCOME:

Dividends                                        $    491,034
-------------------------------------------------------------
Dividends from affiliated money market funds          138,535
=============================================================
    Total investment income                           629,569
=============================================================

EXPENSES:

Advisory fees                                         593,828
-------------------------------------------------------------
Administrative services fees                          199,579
-------------------------------------------------------------
Custodian fees                                         18,412
-------------------------------------------------------------
Distribution fees-Series II                             7,048
-------------------------------------------------------------
Transfer agent fees                                     7,458
-------------------------------------------------------------
Trustees' and officer's fees and benefits               8,658
-------------------------------------------------------------
Other                                                  26,644
=============================================================
  Total expenses                                      861,627
=============================================================
Less: Fees waived and expense offset
  arrangement                                         (38,526)
=============================================================
  Net expenses                                        823,101
=============================================================
Net investment income (loss)                         (193,532)
=============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND OPTION CONTRACTS:

Net realized gain from:
  Investment securities (includes gains from
    securities sold to affiliates of $671,644)     13,558,020
-------------------------------------------------------------
  Option contracts written                            147,433
=============================================================
                                                   13,705,453
=============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                           (14,582,676)
-------------------------------------------------------------
  Option contracts written                             52,092
=============================================================
                                                  (14,530,584)
=============================================================
Net gain (loss) from investment securities and
  option contracts                                   (825,131)
=============================================================
Net increase (decrease) in net assets resulting
  from operations                                $ (1,018,663)
_____________________________________________________________
=============================================================

See accompanying notes which are an integral part of the financial statements.
                        AIM V.I. AGGRESSIVE GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2005 and the year ended December 31, 2004 (Unaudited)

                                                                JUNE 30,      DECEMBER 31,
                                                                  2005            2004
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (193,532)   $ (1,036,585)
------------------------------------------------------------------------------------------
  Net realized gain from investment securities and option
    contracts                                                   13,705,453      28,554,370
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and option contracts                 (14,530,584)    (11,078,280)
==========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 (1,018,663)     16,439,505
==========================================================================================
Share transactions-net:
  Series I                                                     (10,701,308)     (6,191,332)
------------------------------------------------------------------------------------------
  Series II                                                      1,050,923       1,886,916
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (9,650,385)     (4,304,416)
==========================================================================================
    Net increase (decrease) in net assets                      (10,669,048)     12,135,089
==========================================================================================

NET ASSETS:

  Beginning of period                                          159,319,156     147,184,067
==========================================================================================
  End of period (including undistributed net investment
    income (loss) of $(229,985) and $(36,453), respectively)  $148,650,108    $159,319,156
__________________________________________________________________________________________
==========================================================================================

See accompanying notes which are an integral part of the financial statements.
                        AIM V.I. AGGRESSIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Aggressive Growth Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty-eight separate portfolios. The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products"). Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair

                        AIM V.I. AGGRESSIVE GROWTH FUND
     value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

G. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to substitute such collateral no later than the next business day.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $150 million                                            0.80%
--------------------------------------------------------------------
Over $150 million                                             0.625%
____________________________________________________________________
====================================================================


    Through December 31, 2009, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund based on the Fund's average daily net assets do not exceed the annual rate of:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $150 million                                            0.75%
--------------------------------------------------------------------
Next $4.85 billion                                            0.625%
--------------------------------------------------------------------
Next $5 billion                                               0.60%
--------------------------------------------------------------------
Over $10 billion                                              0.575%
____________________________________________________________________
====================================================================


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets, through April 30, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual
                        AIM V.I. AGGRESSIVE GROWTH FUND
fund operating expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. AIM did not waive fees and/or reimburse expenses during the period under this expense limitation.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended June 30, 2005, AIM waived fees of $38,364.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2005, AMVESCAP's expense reimbursement was less than $100.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2005, AIM was paid $24,795 for accounting and fund administrative services and reimbursed $174,784 for services provided by insurance companies.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. For the six months ended June 30, 2005, the Fund paid AISI $7,458.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. Pursuant to the Plan, for the six months ended June 30, 2005, the Series II shares paid $7,048.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the SEC and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                      UNREALIZED
                 MARKET VALUE       PURCHASES        PROCEEDS        APPRECIATION     MARKET VALUE      DIVIDEND       REALIZED
FUND               12/31/04          AT COST        FROM SALES      (DEPRECIATION)      06/30/05         INCOME       GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $ 6,960,012      $31,239,778     $(30,953,078)        $   --         $ 7,246,712      $ 68,921        $   --
---------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class             6,960,012       31,239,778      (30,953,078)            --           7,246,712        69,614            --
=================================================================================================================================
  Total           $13,920,024      $62,479,556     $(61,906,156)        $   --         $14,493,424      $138,535        $   --
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, during the six months ended June 30, 2005, the Fund engaged in securities purchases of $841,179 and sales of $2,086,321, which resulted in net realized gains of $671,644.
                        AIM V.I. AGGRESSIVE GROWTH FUND

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2005, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $162.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee of the Fund who is not an "interested person" of the AIM Funds. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    In addition to the above, "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to the Senior Officer of the AIM Funds.

    During the six months ended June 30, 2005, the Fund paid legal fees of $2,260 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

                        AIM V.I. AGGRESSIVE GROWTH FUND

NOTE 8--OPTION CONTRACTS WRITTEN

                           TRANSACTIONS DURING THE PERIOD
------------------------------------------------------------------------------------
                                                              NUMBER OF    PREMIUMS
                                                              CONTRACTS    RECEIVED
------------------------------------------------------------------------------------
Beginning of period                                             1,260      $ 131,528
------------------------------------------------------------------------------------
Written                                                         1,788        240,715
------------------------------------------------------------------------------------
Closed                                                           (750)      (128,653)
------------------------------------------------------------------------------------
Expired                                                        (1,593)      (169,488)
====================================================================================
End of period                                                     705      $  74,102
____________________________________________________________________________________
====================================================================================

                                            OPEN CALL OPTIONS WRITTEN AT PERIOD END
--------------------------------------------------------------------------------------------------------------------------------
                                                     CONTRACT    STRIKE    NUMBER OF    PREMIUMS    MARKET VALUE     UNREALIZED
                                                      MONTH      PRICE     CONTRACTS    RECEIVED      06/30/05      APPRECIATION
--------------------------------------------------------------------------------------------------------------------------------
Amylin Pharmaceuticals, Inc.                          Aug-05     $22.5        108       $10,651       $ 9,720         $   931
--------------------------------------------------------------------------------------------------------------------------------
ENSCO International Inc.                              Sep-05      40.0        455        55,239        29,575          25,664
--------------------------------------------------------------------------------------------------------------------------------
Todco-Class A                                         Sep-05      30.0        142         8,212         7,100           1,112
================================================================================================================================
Total outstanding options written                                             705       $74,102       $46,395         $27,707
________________________________________________________________________________________________________________________________
================================================================================================================================

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of December 31, 2004 which expires as follows:

                                                                   CAPITAL
                                                                    LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
December 31, 2009                                                $ 9,141,648
-----------------------------------------------------------------------------
December 31, 2010                                                 29,039,052
-----------------------------------------------------------------------------
December 31, 2011                                                    129,140
=============================================================================
Total capital loss carryforward                                  $38,309,840
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2005 was $146,650,404 and $156,440,567, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $10,612,659
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (4,902,886)
===============================================================================
Net unrealized appreciation of investment securities               $ 5,709,773
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $144,074,805.

                        AIM V.I. AGGRESSIVE GROWTH FUND

NOTE 11--SHARE INFORMATION

                                           CHANGES IN SHARES OUTSTANDING(a)
----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                    JUNE 30, 2005               DECEMBER 31, 2004
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                     3,090,859    $ 35,645,569     2,271,088    $ 24,883,290
----------------------------------------------------------------------------------------------------------------------
  Series II                                                      190,372       2,172,091       206,842       2,213,893
======================================================================================================================
Reacquired:
  Series I                                                    (4,027,144)    (46,346,877)   (2,891,694)    (31,074,622)
----------------------------------------------------------------------------------------------------------------------
  Series II                                                      (98,260)     (1,121,168)      (30,232)       (326,977)
======================================================================================================================
                                                                (844,173)   $ (9,650,385)     (443,996)   $ (4,304,416)
______________________________________________________________________________________________________________________
======================================================================================================================

(a) There are four entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 89% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                          SERIES I
                                ---------------------------------------------------------------------------------------------
                                SIX MONTHS
                                  ENDED                                      YEAR ENDED DECEMBER 31,
                                 JUNE 30,            ------------------------------------------------------------------------
                                   2005                2004             2003            2002           2001            2000
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                         $  11.84            $  10.59         $    8.36       $  10.81       $   14.62       $  14.25
-----------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income (loss)      (0.02)              (0.07)(a)         (0.08)(a)      (0.08)          (0.10)(a)      (0.10)(a)
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)                 (0.03)               1.32              2.31          (2.37)          (3.71)          0.47
=============================================================================================================================
    Total from investment
      operations                    (0.05)               1.25              2.23          (2.45)          (3.81)          0.37
=============================================================================================================================
Net asset value, end of period   $  11.79            $  11.84         $   10.59       $   8.36       $   10.81       $  14.62
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(b)                     (0.42)%             11.80%            26.67%        (22.66)%        (26.06)%         2.60%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                 $142,354            $154,070         $ 144,341       $103,611       $ 121,889       $103,181
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average
  net assets                         1.10%(c)(d)         1.16%             1.15%          1.16%           1.21%          1.16%(d)
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of net investment income
  (loss) to average net assets      (0.25)%(c)          (0.68)%           (0.83)%        (0.87)%         (0.88)%        (0.59)%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate(e)            105%                148%               90%            85%             90%            65%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total Returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c) Ratios are annualized and based on average daily net assets of $144,002,387.
(d) After fee waivers and/or expense reimbursements. Ratio of expense to average net assets prior to fee waivers and/or expense reimbursements were 1.15% (annualized) and 1.26% for the six months ended June 30, 2005 and year ended December 31, 2000, respectively.
(e)  Not annualized for periods less than one year.

                        AIM V.I. AGGRESSIVE GROWTH FUND

                                                                                      SERIES II
                                                              ---------------------------------------------------------
                                                                                                         MARCH 26, 2002
                                                              SIX MONTHS             YEAR ENDED           (DATE SALES
                                                                ENDED               DECEMBER 31,         COMMENCED) TO
                                                               JUNE 30,          ------------------       DECEMBER 31,
                                                                 2005             2004        2003            2002
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $11.76           $10.55      $ 8.35         $ 10.70
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.03)           (0.10)(a)   (0.10)(a)       (0.10)
-----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.03)            1.31        2.30           (2.25)
=======================================================================================================================
    Total from investment operations                             (0.06)            1.21        2.20           (2.35)
=======================================================================================================================
Net asset value, end of period                                  $11.70           $11.76      $10.55         $  8.35
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return(b)                                                  (0.51)%          11.47%      26.35%         (21.96)%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $6,297           $5,249      $2,843         $   436
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets                           1.35%(c)(d)      1.41%       1.40%           1.32%(d)(e)
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.50)%(c)       (0.93)%     (1.08)%        (1.03)%(e)
_______________________________________________________________________________________________________________________
=======================================================================================================================
Portfolio turnover rate(f)                                         105%             148%         90%             85%
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total Returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c) Ratios are annualized and based on average daily net assets of $5,684,908.
(d) After fee waivers and/or expense reimbursements. Ratio of expense to average net assets prior to fee waivers and/or expense reimbursements were 1.40% (annualized) and 1.41% for the six months ended June 30, 2005 and year ended December 31, 2002, respectively.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

NOTE 13--CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS

On December 1, 2004, the Audit Committee (the "Audit Committee") of the Board of Trustees (the "Board") of the Trust appointed PricewaterhouseCoopers LLP ("PWC") as the independent registered public accounting firm of the Fund for the fiscal year ending December 31, 2005. Such appointment was ratified and approved by the Independent Trustees of the Board. Tait, Weller & Baker ("TAIT") was the Fund's independent registered public accounting firm for the prior reporting period. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds with December 31 year ends. On May 5, 2005, the Trust obtained a formal resignation from TAIT as the independent registered public accounting firm of the Fund.

  TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction would have caused TAIT to make reference to that matter in connection with such reports.

NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) is being created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI agreed to create a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are
                        AIM V.I. AGGRESSIVE GROWTH FUND
unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code ss. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

  - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

                        AIM V.I. AGGRESSIVE GROWTH FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
                                  President                                     Suite 100
Frank S. Bayley                                                                 Houston, TX 77046-1173
                                  Mark H. Williamson
James T. Bunch                    Executive Vice President                      INVESTMENT ADVISOR
                                                                                A I M Advisors, Inc.
Bruce L. Crockett                 Lisa O. Brinkley                              11 Greenway Plaza
Chair                             Senior Vice President and Chief Compliance    Suite 100
                                  Officer                                       Houston, TX 77046-1173
Albert R. Dowden
                                  Russell C. Burk                               TRANSFER AGENT
Edward K. Dunn Jr.                Senior Vice President (Senior Officer)        AIM Investment Services, Inc.
                                                                                P.O. Box 4739
Jack M. Fields                    Kevin M. Carome                               Houston, TX 77210-4739
                                  Senior Vice President, Secretary and Chief
Carl Frischling                   Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
Robert H. Graham                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President and Treasurer                  Boston, MA 02110-2801
Gerald J. Lewis
                                  Robert G. Alley                               COUNSEL TO THE FUND
Prema Mathai-Davis                Vice President                                Foley & Lardner LLP
                                                                                3000 K N.W., Suite 500
Lewis F. Pennock                  J. Philip Ferguson                            Washington, D.C. 20007-5111
                                  Vice President
Ruth H. Quigley                                                                 COUNSEL TO THE INDEPENDENT TRUSTEES
                                  Mark D. Greenberg                             Kramer, Levin, Naftalis & Frankel LLP
Larry Soll                        Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
Mark H. Williamson                William R. Keithler
                                  Vice President                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                  Karen Dunn Kelley                             11 Greenway Plaza
                                  Vice President                                Suite 100
                                                                                Houston, TX 77046-1173


                        AIM V.I. AGGRESSIVE GROWTH FUND

                                                    AIM V.I. BASIC BALANCED FUND
                               Semiannual Report to Shareholders o June 30, 2005

                                  EFFECTIVE JULY 1, 2005, AIM V.I. BALANCED FUND
                                       WAS RENAMED AIM V.I. BASIC BALANCED FUND.

                           AIM V.I. BASIC BALANCED FUND seeks to achieve as high
            a total return as possible, consistent with preservation of capital.

UNLESS OTHERWISE STATED, INFORMATION PRESENTED IN THIS REPORT IS AS OF JUNE 30, 2005, AND IS BASED ON TOTAL NET ASSETS.

================================================================================

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or 1-800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-7452 and 33-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 1-800-410-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2005, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS AND VARIABLE PRODUCT PROSPECTUS, WHICH CONTAIN MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ EACH CAREFULLY BEFORE INVESTING.

================================================================================

[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                         --Registered Trademark--


NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIM V.I. BASIC BALANCED FUND

MANAGEMENT'S DISCUSSION                                                                   important to understand the benefits
OF FUND PERFORMANCE                                                                       and limitations of our process. First,
===================================================================================       the goal of our investment strategy is
                                                                                          to help preserve your capital while
PERFORMANCE SUMMARY                          ======================================       seeking to grow it at above-market
                                                                                          rates over the long term. Second, we
Shares of AIM V.I. Basic Balanced Fund       FUND VS. INDEXES                             have little portfolio commonality with
were up modestly for the six-month                                                        popular benchmarks and most of our
period ended June 30, 2005. Fund             TOTAL RETURNS, 12/31/04-6/30/05,             peers. (Commonality measures the
returns were ahead of both the S&P 500       EXCLUDING VARIABLE PRODUCT ISSUER            similarity of holdings between two
Index and our peer group benchmark,          CHARGES. IF VARIABLE PRODUCT ISSUER          portfolios.) Third, short-term
but trailed our style-specific index         CHARGES WERE INCLUDED, RETURNS WOULD         performance will differ from the
in the period.                               BE LOWER.                                    benchmarks and have little information
                                                                                          value because our investments are
   We fared better than the S&P 500          Series I Shares                   0.85%      materially different from benchmark
Index during the period as your Fund's                                                    constituents.
equity and fixed-income returns              Series II Shares                  0.67
exceeded those of the broad market                                                           Our fixed-income investment process
index. Your Fund's equity returns were       Standard & Poor's Composite                  is accomplished through the use of
driven largely by the strong returns           Index of 500 Stocks (the S&P               strategies involving duration
we experienced in the health care and          500 Index)                                 management, yield-curve positioning
energy sectors. Our fixed-income               (Broad Market Index)           -0.81       and sector allocation. (Duration is
portfolio returns were driven by our                                                      the measure of a debt security's
overweight position in longer-maturity       60% Russell 1000 Value Index/                sensitivity to interest rate changes,
bonds, which performed well. We              40% Lehman U.S. Aggregate                    expressed in terms of years. Longer
underperformed our style-specific            Bond Index                                   duration securities are usually more
index because of weak stock returns in         (Style-specific Index)          2.10       sensitive to interest rate movements.
the industrials and financials                                                            The yield curve traces the yields on
                                             Lipper Balanced Fund Index                   debt securities of the same quality
                                               (Peer Group Index)              0.50       but different maturities from the
                                                                                          shortest to the longest available.) In
                                             SOURCE: LIPPER, INC.                         addition, we use strategies involving
                                                                                          credit analysis and selection of
                                             ======================================       specific securities. By combining
                                                                                          perspectives from both the portfolio
                                             sectors and our lower sector weights         and security level, we seek to
                                             in energy and utilities, the two best-       consistently add value over time while
                                             performing sectors of the market.            minimizing portfolio risk.

===================================================================================          While our historical investment
                                                                                          results provide evidence of success,
HOW WE INVEST                                we believe have empirical support:           we believe the single most important
                                                                                          indication of achieving the Fund's
Our equity investment strategy is to         o Companies have a measurable                objective in the future resides in the
seek to create wealth by maintaining a       estimated intrinsic value.                   difference between the portfolio's
long-term investment horizon and             Importantly, this fair value is              current market price and our estimate
investing in companies that are              independent of the company's stock           of intrinsic value. Since we estimate
selling at a significant discount to         price.                                       the intrinsic value of each holding in
their estimated intrinsic value--a                                                        the portfolio, we can also estimate
value that is based on the estimated         o Market prices are more volatile than
future cash flows generated by the           intrinsic business values, partly
business. The Fund's equity philosophy       because we believe investors regularly
is based on two elements that                overreact to negative news.

                                                Since our application of this
                                             strategy is highly disciplined and
                                             relatively unique, it is

======================================       ======================================       ======================================

PORTFOLIO COMPOSITION                        TOP 5 INDUSTRIES*                            TOP 10 EQUITY HOLDINGS*

By security type                              1. U.S. Mortgage-Backed                      1. Cardinal Health, Inc.         2.6%
                                                 Securities                  10.1%
 1. Stocks & Other Equity                                                                  2. Tyco International
    Interests                   64.8%         2. U.S. Government Agency                       Ltd. (Bermuda)                2.4
                                                 Securities                   9.6
 2. Bonds & Notes               18.1                                                       3. Halliburton Co.               2.2
                                              3. Other Diversified
 3. U.S. Mortgage-Backed                         Financial Services           7.8          4. Sanofi-Aventis (France)       2.2
    Securities                  10.1
                                              4. Pharmaceuticals              5.0          5. WellPoint,Inc.                2.2
 4. U.S. Government Agency
    Securities                   9.6          5. Health Care Distributors     4.3          6. Citigroup Inc.                2.1

 5. Asset-Backed Securities      1.3         TOTAL NET ASSETS       $98.2 MILLION          7. Computer Associates
                                                                                              International, Inc.           1.9
 6. U.S. Treasury Securities     1.1         TOTAL NUMBER OF
                                             HOLDINGS                         278          8. First Data Corp.              1.9
 7. Other Assets Less
    Liabilities*                -5.0         AVERAGE CREDIT QUALITY,                       9. JPMorgan Chase & Co.          1.9
                                             FIXED-INCOME HOLDINGS              A
*Investments purchased                                                                    10. Omnicom Group Inc.            1.8

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

======================================       ======================================       ======================================

AIM V.I. BASIC BALANCED FUND


the intrinsic value of the entire            Aon and IMS Health. We sold May              [STANLEY      BRET W. STANLEY,
Fund.                                        following the announcement that the           PHOTO]       Chartered Financial
                                             company intends to merge with                              Analyst, senior
   The difference between market price       competitor Federated Department Stores                     portfolio manager, is
and our estimate of portfolio                (not a Fund holding as of June 30,                         lead portfolio manager
intrinsic value remained attractive by       2005). The stock had appreciated 50%         of AIM V.I. Basic Balanced Fund. Mr.
historical standards for a balanced          from its October lows and reflected          Stanley received a B.B.A. in finance
portfolio of stocks and bonds. While         what we believed to be fair value.           from The University of Texas at Austin
there is no assurance that market                                                         and an M.S. in finance from the
value will ever reflect our estimate            We continued to manage your Fund's        University of Houston.
of portfolio intrinsic value, this is        fixed-income holdings with the intent
the primary metric we use in assessing       of keeping a defensive position              [COLEMAN      CANON R. COLEMAN II,
and managing the portfolio.                  against rising interest rates.                PHOTO]       Chartered Financial
                                             Duration generally remained shorter                        Analyst, portfolio
CURRENT PERIOD ANALYSIS                      than that of the Lehman U.S. Aggregate                     manager, is manager of
                                             Bond Index; a shorter duration than                        AIM V.I. Basic Balanced
Equity market returns were modestly          the benchmark suggests that the Fund         Fund. Mr. Coleman earned a B.S. and an
negative during the period, as               had less sensitivity to changes in           M.S. in accounting from the University
investors were preoccupied with the          interest rates. With long-term               of Florida. He also has an M.B.A. from
effect high energy prices and rising         interest rates falling in the period,        The Wharton School at the University
interest rates might have on economic        this defensive posture was a slight          of Pennsylvania.
growth. These concerns resulted in           detractor to fund performance. Part of
muted or negative returns in most            that underperformance was offset,            [FRIEDLI      JAN H. FRIEDLI, Senior
broad equity market sectors with the         however, by being overweight                  PHOTO]       portfolio manager, is
exception of energy and utilities.           longer-dated bonds and underweight                         manager of AIM V.I.
Energy, which rallied in response to         corporate bonds, one of the worse                          Basic Balanced Fund. Mr.
the record-high oil prices, was the          performing segments of the                                 Friedli graduated cum
Fund's best-performing sector, with          fixed-income market.                         laude from Villanova University with a
oil service drilling and equipment                                                        B.S. in computer science and earned an
providers Transocean and Halliburton            With corporate bond prices becoming       M.B.A. with honors from the University
among the largest contributors to Fund       more attractive on the news of credit        of Chicago.
performance in the period.                   agency downgrades of both GENERAL
                                             MOTORS and FORD, we increased our            [JOHNSON      SCOT W. JOHNSON,
   Your Fund's equity results were           allocation to these issuers near the          PHOTO]       Chartered Financial
driven largely by our holdings in the        end of the period, but only in issues                      Analyst, Senior
health care sector. MCKESSON, HCA and        that were short-term in maturity.                          portfolio manager, is
WELLPOINT were all notable                   However, we maintained a strong                            manager of AIM V.I.
contributors in the period.                  single-A rating.                             Basic Balanced Fund. Mr. Johnson
Pharmaceutical distributor McKesson                                                       received both his bachelor's degree in
rallied more than 40% in the period as       IN CLOSING                                   economics and an M.B.A. in finance
the company continued to transition                                                       from Vanderbilt University.
its distribution business to a               Results were favorable during this
fee-for-service platform, a move that        period, but normal market volatility         [SEINSHEIMER  MATTHEW W. SEINSHEIMER,
will substantially reduce its exposure       affects short-term performance and              PHOTO]     Chartered Financial
to the inherent volatility of drug           limits our ability to measure success.                     Analyst, senior
pricing. The stock was further boosted       Over longer periods, we believe our                        portfolio manager, is
by news of a settlement in the class         investment discipline has the                              manager of AIM V.I.
action suit related to HBO & Co., a          potential to turn market volatility          Basic Balanced Fund. He received a
health care technology company that          and investor overreaction into capital       B.B.A. from Southern Methodist
McKesson purchased more than six years       appreciation. We thank you for your          University and an M.B.A. from The
ago.                                         investment and for sharing our               University of Texas at Austin.
                                             long-term horizon.
   Our largest detractors to                                                              [SIMON        MICHAEL J. SIMON,
performance were TYCO INTERNATIONAL,         THE VIEWS AND OPINIONS EXPRESSED IN          PHOTO]        Chartered Financial
FANNIE MAE, COMPUTER ASSOCIATES,             MANAGEMENT'S DISCUSSION OF FUND                            Analyst, senior
ILLINOIS TOOL WORKS and BANK OF NEW          PERFORMANCE ARE THOSE OF A I M                             portfolio manager, is
YORK. Fannie Mae continued to make           ADVISORS, INC. THESE VIEWS AND                             manager of AIM V.I.
progress toward restating its                OPINIONS ARE SUBJECT TO CHANGE AT ANY        Basic Balanced Fund. He received a
historical financials and rebuilding         TIME BASED ON FACTORS SUCH AS MARKET         B.B.A. in finance from Texas Christian
its capital base. However, recent            AND ECONOMIC CONDITIONS. THESE VIEWS         University and an M.B.A. from the
concerns have focused on the company's       AND OPINIONS MAY NOT BE RELIED UPON AS       University of Chicago.
regulatory structure, generating a           INVESTMENT ADVICE OR RECOMMENDATIONS,
steady flow of news and speculation          OR AS AN OFFER FOR A PARTICULAR              Assisted by the Basic Value Team and
that had a much bigger impact on the         SECURITY. THE INFORMATION IS NOT A           Taxable Investment Grade Bond Team
company's stock price than on its            COMPLETE ANALYSIS OF EVERY ASPECT OF
business value. We have long                 ANY MARKET, COUNTRY, INDUSTRY,                        [RIGHT ARROW GRAPHIC]
considered the possible outcomes and         SECURITY OR THE FUND. STATEMENTS OF
continued to believe Fannie Mae is one       FACT ARE FROM SOURCES CONSIDERED             FOR A DISCUSSION OF RISKS OF INVESTING
of the more attractive opportunities         RELIABLE, BUT A I M ADVISORS, INC.           IN YOUR FUND, INDEXES USED IN THIS
we own.                                      MAKES NO REPRESENTATION OR WARRANTY AS       REPORT AND YOUR FUND'S LONG-TERM
                                             TO THEIR COMPLETENESS OR ACCURACY.           PERFORMANCE, PLEASE TURN THE PAGE.
   Changes to your Fund's common stock       ALTHOUGH HISTORICAL PERFORMANCE IS NO
holdings during the period included          GUARANTEE OF FUTURE RESULTS, THESE
the purchase of UNILEVER and FREDDIE         INSIGHTS MAY HELP YOU UNDERSTAND OUR
MAC. We also sold our remaining shares       INVESTMENT MANAGEMENT PHILOSOPHY.
of May Department Stores,

AIM V.I. BASIC BALANCED FUND



YOUR FUND'S LONG-TERM PERFORMANCE

======================================       shares is January 24, 2002. Series I         companies issuing variable products.
AVERAGE ANNUAL TOTAL RETURNS                 and Series II shares invest in the           You cannot purchase shares of the Fund
                                             same portfolio of securities and will        directly. Performance figures given
As of 6/30/05                                have substantially similar                   represent the Fund and are not
                                             performance, except to the extent that       intended to reflect actual variable
SERIES I SHARES                              expenses borne by each class differ.         product values. They do not reflect
Inception (5/1/98)                2.54%                                                   sales charges, expenses and fees
  5 Years                        -2.71          The performance data quoted               assessed in connection with a variable
  1 Year                          4.66       represent past performance and cannot        product. Sales charges, expenses and
                                             guarantee comparable future results;         fees, which are determined by the
SERIES II SHARES                             current performance may be lower or          variable product issuers, will vary
Inception                         2.29%      higher. Please contact your variable         and will lower the total return.
  5 Years                        -2.95       product issuer or financial advisor
  1 Year                          4.39       for the most recent month-end variable          Per NASD requirements, the most
                                             product performance. Performance             recent month-end performance data at
======================================       figures reflect Fund expenses,               the Fund level, excluding variable
                                             reinvested distributions and changes         product charges, is available on this
Returns since the inception date of          in net asset value. Investment return        AIM automated information line,
Series II shares are historical. All         and principal value will fluctuate so        866-702-4402. As mentioned above, for
other returns are the blended returns        that you may have a gain or loss when        the most recent month-end performance
of the historical performance of             you sell shares.                             including variable product charges,
Series II shares since their inception                                                    please contact your variable product
and the restated historical                     AIM V.I. Basic Balanced Fund, a           issuer or financial advisor.
performance of Series I shares (for          series portfolio of AIM Variable
periods prior to inception of Series         Insurance Funds, is currently offered        OTHER INFORMATION
II shares) adjusted to reflect the           through insurance
higher Rule 12b-1 fees applicable to                                                      The returns shown in the management's
Series II shares. The inception date                                                      discussion of Fund performance are
of Series I shares is May 1, 1998. The       ABOUT INDEXES USED IN THIS REPORT            based on net asset values calculated
inception date of Series II                                                               for shareholder transactions.
                                             The unmanaged Standard & Poor's              Generally accepted accounting
PRINCIPAL RISKS OF INVESTING IN THE          Composite Index of 500 Stocks (the S&P       principles require adjustments to be
FUND                                         500--Registered Trademark-- INDEX) is        made to the net assets of the Fund at
                                             an index of common stocks frequently         period end for financial reporting
The Fund may invest up to 25% of its         used as a general measure of U.S.            purposes, and as such, the net asset
assets in the securities of non-U.S.         stock market performance.                    values for shareholder transactions
issuers. International investing                                                          and the returns based on those net
presents certain risks not associated           The unmanaged Lipper Balanced Fund        asset values may differ from the net
with investing solely in the United          Index represents an average of the 30        asset values and returns reported in
States. These include risks relating         largest balanced funds tracked by            the Financial Highlights.
to fluctuations in the value of the          Lipper, Inc., an independent mutual          Additionally, the returns and net
U.S. dollar relative to the values of        fund performance monitor. It is              asset values shown throughout this
other currencies, the custody                calculated daily, with adjustments for       report are at the Fund level only and
arrangements made for the Fund's             distributions as of the ex-dividend          do not include variable product issuer
foreign holdings, differences in             dates.                                       charges. If such charges were
accounting, political risks and the                                                       included, the total returns would be
lesser degree of public information             The blended index used in this            lower.
required to be provided by non-U.S.          report is composed of 60% RUSSELL 1000
companies.                                   --Registered Trademark-- VALUE INDEX            Industry classifications used in
                                             and 40% Lehman U.S. Aggregate Bond           this report are generally according to
   The Fund may invest a portion of          Index. The unmanaged Russell 1000            the Global Industry Classification
its assets in mortgage-backed                Index represents the performance of          Standard, which was developed by and
securities, which may lose value if          the stocks of large-capitalization           is the exclusive property and a
mortgages are prepaid in response to         companies; the Value segment measures        service mark of Morgan Stanley Capital
falling interest rates.                      the performance of Russell 1000              International Inc. and Standard &
                                             companies with lower price/book ratios       Poor's.
   U.S. Treasury securities such as          and lower forecasted growth values.
bills, notes and bonds offer a high                                                          The average credit quality of the
degree of safety, and they guarantee            The unmanaged Lehman U.S. Aggregate       Fund's holdings as of the close of the
the payment of principal and any             Bond Index, which represents the U.S.        reporting period represents the
applicable interest if held to               investment-grade fixed-rate bond             weighted average quality rating of the
maturity. Fund shares are not insured,       market (including government and             securities in the portfolio as
and their value and yield will vary          corporate securities, mortgage               assigned by Nationally Recognized
with market conditions.                      pass-through securities and                  Statistical Rating Organizations based
                                             asset-backed securities), is compiled        on assessment of the credit quality of
                                             by Lehman Brothers, a global                 the individual securities.
                                             investment bank.

                                                The Fund is not managed to track
                                             the performance of any particular
                                             index, including the indexes defined
                                             here, and consequently, the
                                             performance of the Fund may deviate
                                             significantly from the performance of
                                             the indexes.

                                                A direct investment cannot be made
                                             in an index. Unless otherwise
                                             indicated, index results include
                                             reinvested dividends, and they do not
                                             reflect sales charges. Performance of
                                             an index of funds reflects fund
                                             expenses; performance of a market
                                             index does not.

AIM V.I. BASIC BALANCED FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      You may use the information in this             The hypothetical account values and
                                             table, together with the amount you          expenses may not be used to estimate
As a shareholder of the Fund, you            invested, to estimate the expenses           the actual ending account balance or
incur ongoing costs, including               that you paid over the period. Simply        expenses you paid for the period. You
management fees; distribution and/or         divide your account value by $1,000          may use this information to compare
service fees (12b-1); and other Fund         (for example, an $8,600 account value        the ongoing costs of investing in the
expenses. This example is intended to        divided by $1,000 = 8.6), then               Fund and other funds. To do so,
help you understand your ongoing costs       multiply the result by the number in         compare this 5% hypothetical example
(in dollars) of investing in the Fund        the table under the heading entitled         with the 5% hypothetical examples that
and to compare these costs with              "Actual Expenses Paid During Period"         appear in the shareholder reports of
ongoing costs of investing in other          to estimate the expenses you paid on         the other funds.
mutual funds. The example is based on        your account during this period.
an investment of $1,000 invested at                                                          Please note that the expenses shown
the beginning of the period and held         HYPOTHETICAL EXAMPLE FOR COMPARISON          in the table are meant to highlight
for the entire period January 1, 2005,       PURPOSES                                     your ongoing costs. Therefore, the
through June 30, 2005. The actual and                                                     hypothetical information is useful in
hypothetical expenses in the examples        The table below also provides                comparing ongoing costs, and will not
below do not represent the effect of         information about hypothetical account       help you determine the relative total
any fees or other expenses assessed in       values and hypothetical expenses based       costs of owning different funds.
connection with a variable product; if       on the Fund's actual expense ratio and
they did, the expenses shown would be        an assumed rate of return of 5% per
higher while the ending account values       year before expenses, which is not the
shown would be lower.                        Fund's actual return. The Fund's
                                             actual cumulative total returns at net
ACTUAL EXPENSES                              asset value after expenses for the six
                                             months ended June 30, 2005, appear in
The table below provides information         the table "Fund vs. Indexes" on the
about actual account values and actual       first page of management's discussion
expenses.                                    of Fund performance.




=====================================================================================================================

                                                  ACTUAL                                    HYPOTHETICAL
                                                                                 (5% ANNUAL RETURN BEFORE EXPENSES)

             BEGINNING ACCOUNT   ENDING ACCOUNT          EXPENSES              ENDING ACCOUNT              EXPENSES
  SHARE           VALUE              VALUE              PAID DURING                VALUE                  PAID DURING
  CLASS          (1/1/05)         (6/30/05)(1)          PERIOD(2,3)              (6/30/05)                PERIOD(2,4)
Series I        $1,000.00          $1,008.50               $4.93                 $1,019.89                   $4.96
Series II        1,000.00           1,006.70                6.17                  1,018.65                    6.21

(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2005, through June 30, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended June 30, 2005, appear in the table "Fund vs. Indexes" on the first page of management's discussion of Fund performance.

(2) Expenses are equal to the Fund's annualized expense ratio (0.99% and 1.24% for Series I and Series II shares, respectively) multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Effective on July 1, 2005, the advisor contractually agreed to limit operating expenses to
    0.91% and 1.16% for Series I and Series II shares, respectively. The annualized expense ratios restated as if this agreement had been in effect throughout the entire most recent fiscal half year are 0.91% and 1.16% for Series I and
    Series II shares, respectively.

(3) The actual expenses paid, restated as if the change discussed above had been in effect throughout the entire most recent fiscal half year are $4.53 and $5.77 for Series I and Series II shares, respectively.

(4) The hypothetical expenses paid restated as if the change discussed above had been in effect throughout the entire most recent fiscal half year are $4.56 and $5.81 for Series I and Series II shares, respectively.

=====================================================================================================================

AIM V.I. BASIC BALANCED FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM Variable        providing services in accordance with        o Overall performance of AIM. The
Insurance Funds (the "Board") oversees       the terms of the Advisory Agreement.         Board considered the overall
the management of AIM V.I. Basic                                                          performance of AIM in providing
Balanced Fund (formerly known as "AIM        o The quality of services to be              investment advisory and portfolio
V.I. Balanced Fund") (the "Fund") and,       provided by AIM. The Board reviewed          administrative services to the Fund
as required by law, determines               the credentials and experience of the        and concluded that such performance
annually whether to approve the              officers and employees of AIM who will       was satisfactory.
continuance of the Fund's advisory           provide investment advisory services
agreement with A I M Advisors, Inc.          to the Fund. In reviewing the                o Fees relative to those of clients of
("AIM"). Based upon the recommendation       qualifications of AIM to provide             AIM with comparable investment
of the Investments Committee of the          investment advisory services, the            strategies. The Board reviewed the
Board, which is comprised solely of          Board reviewed the qualifications of         advisory fee rate for the Fund under
independent trustees, at a meeting           AIM's investment personnel and               the Advisory Agreement. The Board
held on June 30, 2005, the Board,            considered such issues as AIM's              noted that this rate (i) was the same
including all of the independent             portfolio and product review process,        as the initial advisory fee rate for a
trustees, approved the continuance of        various back office support functions        mutual fund advised by AIM with
the advisory agreement (the "Advisory        provided by AIM and AIM's equity and         investment strategies comparable to
Agreement") between the Fund and AIM         fixed income trading operations. Based       those of the Fund; and (ii) was lower
for another year, effective July 1,          on the review of these and other             than the advisory fee rates for two
2005.                                        factors, the Board concluded that the        offshore funds for which an AIM
                                             quality of services to be provided by        affiliate serves as advisor with
   The Board considered the factors          AIM was appropriate and that AIM             investment strategies comparable to
discussed below in evaluating the            currently is providing satisfactory          those of the Fund. The Board noted
fairness and reasonableness of the           services in accordance with the terms        that AIM has agreed to waive advisory
Advisory Agreement at the meeting on         of the Advisory Agreement.                   fees of the Fund and to limit the
June 30, 2005 and as part of the                                                          Fund's total operating expenses, as
Board's ongoing oversight of the Fund.       o The performance of the Fund relative       discussed below. Based on this review,
In their deliberations, the Board and        to comparable funds. The Board               the Board concluded that the advisory
the independent trustees did not             reviewed the performance of the Fund         fee rate for the Fund under the
identify any particular factor that          during the past one, three and five          Advisory Agreement was fair and
was controlling, and each trustee            calendar years against the performance       reasonable.
attributed different weights to the          of funds advised by other advisors
various factors.                             with investment strategies comparable        o Fees relative to those of comparable
                                             to those of the Fund. The Board noted        funds with other advisors. The Board
   One of the responsibilities of the        that the Fund's performance in such          reviewed the advisory fee rate for the
Senior Officer of the Fund, who is           periods was below the median                 Fund under the Advisory Agreement. The
independent of AIM and AIM's                 performance of such comparable funds.        Board compared effective contractual
affiliates, is to manage the process         The Board noted that AIM has recently        advisory fee rates at a common asset
by which the Fund's proposed                 made changes to the Fund's portfolio         level and noted that the Fund's rate
management fees are negotiated to            management team, which appear to be          was above the median rate of the funds
ensure that they are negotiated in a         producing encouraging early results          advised by other advisors with
manner which is at arm's length and          but need more time to be evaluated           investment strategies comparable to
reasonable. To that end, the Senior          before a conclusion can be made that         those of the Fund that the Board
Officer must either supervise a              the changes have addressed the Fund's        reviewed. The Board noted that AIM has
competitive bidding process or prepare       under-performance. Based on this             agreed to waive advisory fees of the
an independent written evaluation. The       review, the Board concluded that no          Fund and to limit the Fund's total
Senior Officer has recommended an            changes should be made to the Fund and       operating expenses, as discussed
independent written evaluation in lieu       that it was not necessary to change          below. Based on this review, the Board
of a competitive bidding process and,        the Fund's portfolio management team         concluded that the advisory fee rate
upon the direction of the Board, has         at this time.                                for the Fund under the Advisory
prepared such an independent written                                                      Agreement was fair and reasonable.
evaluation. Such written evaluation          o The performance of the Fund relative
also considered certain of the factors       to indices. The Board reviewed the           o Expense limitations and fee waivers.
discussed below. In addition, as             performance of the Fund during the           The Board noted that AIM has
discussed below, the Senior Officer          past one, three and five calendar            contractually agreed to waive advisory
made certain recommendations to the          years against the performance of the         fees of the Fund through December 31,
Board in connection with such written        Lipper Balanced Fund Index. The Board        2009 to the extent necessary so that
evaluation.                                  noted that the Fund's performance in         the advisory fees payable by the Fund
                                             such periods was below the performance       do not exceed a specified maximum
   The discussion below serves as a          of such Index. The Board noted that          advisory fee rate, which maximum rate
summary of the Senior Officer's              AIM has recently made changes to the         includes breakpoints and is based on
independent written evaluation and           Fund's portfolio management team,            net asset levels. The Board considered
recommendations to the Board in              which appear to be producing                 the contractual nature of this fee
connection therewith, as well as a           encouraging early results but need           waiver and noted that it remains in
discussion of the material factors and       more time to be evaluated before a           effect until December 31, 2009. The
the conclusions with respect thereto         conclusion can be made that the              Board also noted that AIM has
that formed the basis for the Board's        changes have addressed the Fund's            contractually agreed to waive fees
approval of the Advisory Agreement.          under-performance. Based on this             and/or limit expenses of the Fund
After consideration of all of the            review, the Board concluded that no          through June 30, 2006 so that total
factors below and based on its               changes should be made to the Fund and       annual operating expenses are limited
informed business judgment, the Board        that it was not necessary to change          to a specified percentage of average
determined that the Advisory Agreement       the Fund's portfolio management team         daily net assets for each class of the
is in the best interests of the Fund         at this time.                                Fund. The Board considered the
and its shareholders and that the                                                         contractual nature of this fee waiver
compensation to AIM under the Advisory       o Meeting with the Fund's portfolio          and noted that it remains in effect
Agreement is fair and reasonable and         managers and investment personnel.           until June 30, 2006. The Board
would have been obtained through arm's       With respect to the Fund, the Board is       considered the effect these fee
length negotiations.                         meeting periodically with such Fund's        waivers/expense limitations would have
                                             portfolio managers and/or other              on the Fund's estimated expenses and
o The nature and extent of the               investment personnel and believes that       concluded that the levels of fee
advisory services to be provided by          such individuals are competent and           waivers/expense limitations for the
AIM. The Board reviewed the services         able to continue to carry out their          Fund were fair and reasonable.
to be provided by AIM under the              responsibilities under the Advisory
Advisory Agreement. Based on such            Agreement.
review, the Board concluded that the
range of services to be provided by
AIM under the Advisory Agreement was
appropriate and that AIM currently is

                                                                                                                     (continued)

AIM V.I. BASIC BALANCED FUND

o Breakpoints and economies of scale.        o Independent written evaluation and         o Historical relationship between the
The Board reviewed the structure of          recommendations of the Fund's Senior         Fund and AIM. In determining whether
the Fund's advisory fee under the            Officer. The Board noted that, upon          to continue the Advisory Agreement for
Advisory Agreement, noting that it           their direction, the Senior Officer of       the Fund, the Board also considered
includes one breakpoint. The Board           the Fund had prepared an independent         the prior relationship between AIM and
reviewed the level of the Fund's             written evaluation in order to assist        the Fund, as well as the Board's
advisory fees, and noted that such           the Board in determining the                 knowledge of AIM's operations, and
fees, as a percentage of the Fund's          reasonableness of the proposed               concluded that it was beneficial to
net assets, would decrease as net            management fees of the AIM Funds,            maintain the current relationship, in
assets increase because the Advisory         including the Fund. The Board noted          part, because of such knowledge. The
Agreement includes a breakpoint. The         that the Senior Officer's written            Board also reviewed the general nature
Board noted that, due to the Fund's          evaluation had been relied upon by the       of the non-investment advisory
current asset levels and the way in          Board in this regard in lieu of a            services currently performed by AIM
which the advisory fee breakpoints           competitive bidding process. In              and its affiliates, such as
have been structured, the Fund has yet       determining whether to continue the          administrative, transfer agency and
to benefit from the breakpoint. The          Advisory Agreement for the Fund, the         distribution services, and the fees
Board noted that AIM has contractually       Board considered the Senior Officer's        received by AIM and its affiliates for
agreed to waive advisory fees of the         written evaluation and the                   performing such services. In addition
Fund through December 31, 2009 to the        recommendation made by the Senior            to reviewing such services, the
extent necessary so that the advisory        Officer to the Board that the Board          trustees also considered the
fees payable by the Fund do not exceed       consider implementing a process to           organizational structure employed by
a specified maximum advisory fee rate,       assist them in more closely monitoring       AIM and its affiliates to provide
which maximum rate includes                  the performance of the AIM Funds. The        those services. Based on the review of
breakpoints and is based on net asset        Board concluded that it would be             these and other factors, the Board
levels. The Board concluded that the         advisable to implement such a process        concluded that AIM and its affiliates
Fund's fee levels under the Advisory         as soon as reasonably practicable.           were qualified to continue to provide
Agreement therefore would reflect                                                         non-investment advisory services to
economies of scale at higher asset           o Profitability of AIM and its               the Fund, including administrative,
levels and that it was not necessary         affiliates. The Board reviewed               transfer agency and distribution
to change the advisory fee breakpoints       information concerning the                   services, and that AIM and its
in the Fund's advisory fee schedule.         profitability of AIM's (and its              affiliates currently are providing
                                             affiliates') investment advisory and         satisfactory non-investment advisory
o Investments in affiliated money            other activities and its financial           services.
market funds. The Board also took into       condition. The Board considered the
account the fact that uninvested cash        overall profitability of AIM, as well        o Other factors and current trends. In
and cash collateral from securities          as the profitability of AIM in               determining whether to continue the
lending arrangements (collectively,          connection with managing the Fund. The       Advisory Agreement for the Fund, the
"cash balances") of the Fund may be          Board noted that AIM's operations            Board considered the fact that AIM,
invested in money market funds advised       remain profitable, although increased        along with others in the mutual fund
by AIM pursuant to the terms of an SEC       expenses in recent years have reduced        industry, is subject to regulatory
exemptive order. The Board found that        AIM's profitability. Based on the            inquiries and litigation related to a
the Fund may realize certain benefits        review of the profitability of AIM's         wide range of issues. The Board also
upon investing cash balances in AIM          and its affiliates' investment               considered the governance and
advised money market funds, including        advisory and other activities and its        compliance reforms being undertaken by
a higher net return, increased               financial condition, the Board               AIM and its affiliates, including
liquidity, increased diversification         concluded that the compensation to be        maintaining an internal controls
or decreased transaction costs. The          paid by the Fund to AIM under its            committee and retaining an independent
Board also found that the Fund will          Advisory Agreement was not excessive.        compliance consultant, and the fact
not receive reduced services if it                                                        that AIM has undertaken to cause the
invests its cash balances in such            o Benefits of soft dollars to AIM. The       Fund to operate in accordance with
money market funds. The Board noted          Board considered the benefits realized       certain governance policies and
that, to the extent the Fund invests         by AIM as a result of brokerage              practices. The Board concluded that
in affiliated money market funds, AIM        transactions executed through "soft          these actions indicated a good faith
has voluntarily agreed to waive a            dollar" arrangements. Under these            effort on the part of AIM to adhere to
portion of the advisory fees it              arrangements, brokerage commissions          the highest ethical standards, and
receives from the Fund attributable to       paid by the Fund and/or other funds          determined that the current regulatory
such investment. The Board further           advised by AIM are used to pay for           and litigation environment to which
determined that the proposed                 research and execution services. This        AIM is subject should not prevent the
securities lending program and related       research is used by AIM in making            Board from continuing the Advisory
procedures with respect to the lending       investment decisions for the Fund. The       Agreement for the Fund.
Fund is in the best interests of the         Board concluded that such arrangements
lending Fund and its respective              were appropriate.
shareholders. The Board therefore
concluded that the investment of cash        o AIM's financial soundness in light
collateral received in connection with       of the Fund's needs. The Board
the securities lending program in the        considered whether AIM is financially
money market funds according to the          sound and has the resources necessary
procedures is in the best interests of       to perform its obligations under the
the lending Fund and its respective          Advisory Agreement, and concluded that
shareholders.                                AIM has the financial resources
                                             necessary to fulfill its obligations
                                             under the Advisory Agreement.

SCHEDULE OF INVESTMENTS

June 30, 2005
(Unaudited)


                                                                  MARKET
                                                 SHARES           VALUE
---------------------------------------------------------------------------
STOCKS & OTHER EQUITY INTERESTS-64.98%

ADVERTISING-2.98%

Interpublic Group of Cos., Inc. (The)(a)           91,500      $  1,114,470
---------------------------------------------------------------------------
Omnicom Group Inc.                                 22,700         1,812,822
===========================================================================
                                                                  2,927,292
===========================================================================

AEROSPACE & DEFENSE-0.99%

Honeywell International Inc.                       26,600           974,358
===========================================================================

ALUMINUM-0.80%

Alcoa Inc.                                         30,200           789,126
===========================================================================

APPAREL RETAIL-0.97%

Gap, Inc. (The)                                    48,400           955,900
===========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.26%

Bank of New York Co., Inc. (The)                   43,100         1,240,418
===========================================================================

BUILDING PRODUCTS-1.99%

American Standard Cos. Inc.                        17,300           725,216
---------------------------------------------------------------------------
Masco Corp.                                        38,800         1,232,288
===========================================================================
                                                                  1,957,504
===========================================================================

COMMUNICATIONS EQUIPMENT-0.34%

Motorola, Inc.                                     18,200           332,332
===========================================================================

CONSUMER ELECTRONICS-1.85%

Koninklijke (Royal) Philips Electronics
  N.V.-New York Shares (Netherlands)               31,400           790,966
---------------------------------------------------------------------------
Sony Corp.-ADR (Japan)                             29,800         1,026,312
===========================================================================
                                                                  1,817,278
===========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-2.86%

Ceridian Corp.(a)                                  49,600           966,208
---------------------------------------------------------------------------
First Data Corp.                                   46,000         1,846,440
===========================================================================
                                                                  2,812,648
===========================================================================

DIVERSIFIED BANKS-0.02%

HSBC Capital Funding L.P. (United Kingdom),
  4.61% Pfd. 4.61% (Acquired 11/05/03; Cost
  $23,313)(b)(c)                                   25,000            24,455
===========================================================================

DIVERSIFIED CAPITAL MARKETS-0.12%

UBS Preferred Funding Trust I, 8.62% Pfd.(b)      100,000           119,755
===========================================================================

DIVERSIFIED CHEMICALS-0.41%

Dow Chemical Co. (The)                              9,000           400,770
===========================================================================

                                                                  MARKET
                                                 SHARES           VALUE
---------------------------------------------------------------------------


DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-1.63%

Cendant Corp.                                      71,700      $  1,603,929
===========================================================================

ENVIRONMENTAL & FACILITIES SERVICES-1.77%

Waste Management, Inc.                             61,400         1,740,076
===========================================================================

FOOD RETAIL-2.18%

Kroger Co. (The)(a)                                65,100         1,238,853
---------------------------------------------------------------------------
Safeway Inc.                                       40,000           903,600
===========================================================================
                                                                  2,142,453
===========================================================================

GENERAL MERCHANDISE STORES-1.56%

Target Corp.                                       28,100         1,528,921
===========================================================================

HEALTH CARE DISTRIBUTORS-4.30%

Cardinal Health, Inc.                              43,900         2,527,762
---------------------------------------------------------------------------
McKesson Corp.                                     37,800         1,693,062
===========================================================================
                                                                  4,220,824
===========================================================================

HEALTH CARE EQUIPMENT-1.01%

Baxter International Inc.                          26,700           990,570
===========================================================================

HEALTH CARE FACILITIES-1.56%

HCA Inc.                                           27,100         1,535,757
===========================================================================

INDUSTRIAL CONGLOMERATES-3.83%

General Electric Co.                               40,100         1,389,465
---------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                  81,300         2,373,960
===========================================================================
                                                                  3,763,425
===========================================================================

INDUSTRIAL MACHINERY-1.20%

Illinois Tool Works Inc.                           14,800         1,179,264
===========================================================================

INTEGRATED OIL & GAS-0.10%

Shell Frontier Oil & Gas Inc.-Series B, 3.96%
  Floating Rate Pfd(b)(d)                               1           100,000
===========================================================================

INVESTMENT BANKING & BROKERAGE-2.50%

Merrill Lynch & Co., Inc.                          20,400         1,122,204
---------------------------------------------------------------------------
Morgan Stanley                                     25,500         1,337,985
===========================================================================
                                                                  2,460,189
===========================================================================

LIFE & HEALTH INSURANCE-0.11%

Aegon N.V. (Netherlands), 6.38% Pfd.                4,100           103,607
===========================================================================

MANAGED HEALTH CARE-2.20%

WellPoint, Inc.(a)                                 31,000         2,158,840
===========================================================================

MOVIES & ENTERTAINMENT-1.49%

Walt Disney Co. (The)                              58,100         1,462,958
===========================================================================

                          AIM V.I. BASIC BALANCED FUND


                                                                  MARKET
                                                 SHARES           VALUE
---------------------------------------------------------------------------

MULTI-LINE INSURANCE-1.42%

Hartford Financial Services Group, Inc. (The)      18,700      $  1,398,386
===========================================================================

OIL & GAS DRILLING-1.45%

Transocean Inc. (Cayman Islands)(a)                26,300         1,419,411
===========================================================================

OIL & GAS EQUIPMENT & SERVICES-3.68%

Halliburton Co.                                    46,200         2,209,284
---------------------------------------------------------------------------
Schlumberger Ltd. (Netherlands)                    18,500         1,404,890
===========================================================================
                                                                  3,614,174
===========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-5.41%

ABN AMRO XVII Custodial Receipts-Series MM17,
  3.80% Floating Rate Pfd. (Acquired
  05/11/05; Cost $301,781)(b)(c)(e)                     3           300,000
---------------------------------------------------------------------------
ABN AMRO XVIII Custodial Receipts-Series
  MM18, 2.79% Floating Rate Pfd. (Acquired
  09/10/04; Cost $100,000)(c)(e)(f)                     1           100,000
---------------------------------------------------------------------------
Citigroup Inc.                                     45,300         2,094,219
---------------------------------------------------------------------------
JPMorgan Chase & Co.                               51,868         1,831,978
---------------------------------------------------------------------------
Zurich RegCaPS Funding Trust III, 3.73%
  Floating Rate Pfd. (Acquired
  06/03/04-09/28/04; Cost $488,940)(b)(c)(d)          500           495,427
---------------------------------------------------------------------------
Zurich RegCaPS Funding Trust IV, 3.80%
  Floating Rate Pfd. (Acquired 01/19/05; Cost
  $244,120)(b)(c)(d)                                  250           244,173
---------------------------------------------------------------------------
Zurich RegCaPS Funding Trust VI, 3.98%
  Floating Rate Pfd. (Acquired 01/19/05; Cost
  $242,867)(b)(c)(d)                                  250           242,843
===========================================================================
                                                                  5,308,640
===========================================================================

PACKAGED FOODS & MEATS-1.97%

Kraft Foods Inc.-Class A                           28,700           912,947
---------------------------------------------------------------------------
Unilever N.V. (Netherlands)(g)                     15,750         1,020,081
===========================================================================
                                                                  1,933,028
===========================================================================

PHARMACEUTICALS-5.00%

Pfizer Inc.                                        54,000         1,489,320
---------------------------------------------------------------------------
Sanofi-Aventis (France)(g)                         26,361         2,158,996
---------------------------------------------------------------------------
Wyeth                                              28,300         1,259,350
===========================================================================
                                                                  4,907,666
===========================================================================

PROPERTY & CASUALTY INSURANCE-1.52%

ACE Ltd. (Cayman Islands)                          33,200         1,489,020
===========================================================================

SYSTEMS SOFTWARE-1.92%

Computer Associates International, Inc.            68,600         1,885,128
===========================================================================

THRIFTS & MORTGAGE FINANCE-2.58%

Fannie Mae                                         28,300         1,652,720
---------------------------------------------------------------------------
Fannie Mae-Series J, 4.72% Floating Rate
  Pfd(h)                                            2,950           146,025
---------------------------------------------------------------------------

                                                                  MARKET
                                                 SHARES           VALUE
---------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE-(CONTINUED)

Fannie Mae-Series K, 5.40% Floating Rate
  Pfd(h)                                            2,950      $    147,205
---------------------------------------------------------------------------
Freddie Mac                                         9,000           587,070
===========================================================================
                                                                  2,533,020
===========================================================================
    Total Stocks & Other Equity Interests
      (Cost $57,141,625)                                         63,831,122
===========================================================================

                                               PRINCIPAL
                                                 AMOUNT

BONDS & NOTES-18.00%

ADVERTISING-0.07%

Interpublic Group of Cos., Inc. (The), Sr.
  Unsec. Notes, 7.88%, 10/15/05(b)             $   64,000            64,272
===========================================================================

AUTOMOBILE MANUFACTURERS-0.10%

DaimlerChrysler N.A. Holding Corp., Unsec.
  Gtd. Unsub. Global Notes, 7.25%,
  01/18/06(b)                                     100,000           101,628
===========================================================================

BROADCASTING & CABLE TV-1.86%

Comcast Corp.,
  Sr. Notes,
  7.25%, 08/01/05(b)                              130,000           130,333
---------------------------------------------------------------------------
  8.30%, 05/15/06(b)                              100,000           103,456
---------------------------------------------------------------------------
  Sr. Unsec. Deb.,
  8.88%, 09/15/05(b)                              400,000           403,808
---------------------------------------------------------------------------
  9.50%, 08/01/13(b)                              140,000           147,281
---------------------------------------------------------------------------
  Sr. Unsec. Notes,
  6.88%, 02/15/06(b)                              250,000           254,272
---------------------------------------------------------------------------
  8.00%, 08/01/05(b)                               50,000            50,153
---------------------------------------------------------------------------
  8.38%, 11/01/05(b)                               76,000            77,460
---------------------------------------------------------------------------
  Sr. Unsec. Sub. Notes, 10.50%, 06/15/06(b)      185,000           196,716
---------------------------------------------------------------------------
Cox Radio, Inc., Sr. Unsec. Notes,
  6.63%, 02/15/06(b)                               50,000            50,795
---------------------------------------------------------------------------
Time Warner Cos., Inc.,
  Notes, 8.18%, 08/15/07(b)                       150,000           161,356
---------------------------------------------------------------------------
  Sr. Unsec. Gtd. Deb., 7.57%, 02/01/24(b)         50,000            60,289
---------------------------------------------------------------------------
Time Warner Entertainment Co. L.P., Sr.
  Unsec. Deb., 8.38%, 03/15/23(b)                 150,000           191,524
===========================================================================
                                                                  1,827,443
===========================================================================

BUILDING PRODUCTS-0.10%

Hanson Overseas B.V. (Netherlands), Sr. Gtd.
  Yankee Notes, 6.75%, 09/15/05(b)                100,000           100,525
===========================================================================

CONSUMER FINANCE-2.87%

Capital One Bank, Sr. Medium Term Global
  Notes, 6.88%, 02/01/06(b)                       200,000           203,432
---------------------------------------------------------------------------
Capital One Capital I, Sub. Floating Rate
  Trust Pfd. Bonds, 4.76%, 02/01/27 (Acquired
  09/16/04; Cost $229,365)(b)(c)(d)               225,000           225,754
---------------------------------------------------------------------------
Capital One Financial Corp.,
  Sr. Unsec. Notes, 7.25%, 05/01/06(b)            275,000           282,032
---------------------------------------------------------------------------
  Unsec. Notes, 7.13%, 08/01/08(b)                 30,000            32,321
---------------------------------------------------------------------------

                          AIM V.I. BASIC BALANCED FUND

                                               PRINCIPAL          MARKET
                                                 AMOUNT           VALUE
---------------------------------------------------------------------------
CONSUMER FINANCE-(CONTINUED)

Ford Motor Credit Co.,
  Global Notes, 7.60%, 08/01/05(b)             $  190,000      $    190,317
---------------------------------------------------------------------------
  Notes, 6.50%, 02/15/06(b)                       125,000           125,694
---------------------------------------------------------------------------
  Unsec. Global Notes,
  6.50%, 01/25/07(b)                              150,000           152,004
---------------------------------------------------------------------------
  6.88%, 02/01/06(b)                              455,000           458,836
---------------------------------------------------------------------------
  Unsec. Notes, 6.13%, 01/09/06(b)                 55,000            55,251
---------------------------------------------------------------------------
General Motors Acceptance Corp.,
  Floating Rate Medium Term Notes, 4.15%,
  05/18/06(b)(d)                                  120,000           119,192
---------------------------------------------------------------------------
  Global Notes, 7.50%, 07/15/05(b)                370,000(i)        370,400
---------------------------------------------------------------------------
  Sr. Unsec. Gtd. Medium Term Notes, 2.00%,
  07/15/05(b)                                      45,000            44,986
---------------------------------------------------------------------------
  Unsec. Unsub. Global Notes, 6.75%,
  01/15/06(b)                                     510,000(i)        514,279
---------------------------------------------------------------------------
MBNA America Bank N.A., Sr. Medium Term
  Global Notes, 7.75%, 09/15/05(b)                 40,000            40,305
===========================================================================
                                                                  2,814,803
===========================================================================

DIVERSIFIED BANKS-1.26%

AB Spintab (Sweden), Bonds, 7.50% (Acquired
  02/12/04; Cost $167,403)(b)(c)(j)               150,000           155,518
---------------------------------------------------------------------------
American Savings Bank, Notes, 6.63%, 02/15/06
  (Acquired 03/05/03; Cost $27,726)(b)(c)          25,000            25,307
---------------------------------------------------------------------------
Banco Nacional de Comercio Exterior S.N.C.
  (Mexico), Notes, 3.88%, 01/21/09 (Acquired
  02/25/04; Cost $44,269)(b)(c)                    45,000            43,394
---------------------------------------------------------------------------
Bangkok Bank PCL (Hong Kong), Unsec. Sub.
  Notes, 9.03%, 03/15/29 (Acquired 04/22/05;
  Cost $200,323)(b)(c)                            160,000           207,714
---------------------------------------------------------------------------
BankBoston Capital Trust IV, Gtd. Floating
  Rate Trust Pfd. Notes, 3.97%,
  06/08/28(b)(d)                                   50,000            48,323
---------------------------------------------------------------------------
Centura Capital Trust I, Gtd. Trust Pfd.
  Notes, 8.85%, 06/01/27 (Acquired 05/22/03;
  Cost $63,272)(b)(c)                              50,000            55,453
---------------------------------------------------------------------------
Corporacion Andina de Fomento (Venezuela),
  Unsec. Global Notes, 6.88%, 03/15/12(b)          75,000            85,592
---------------------------------------------------------------------------
Credit Suisse First Boston, Inc., Sub. Medium
  Term Notes, 7.75%, 05/15/06 (Acquired
  04/06/05; Cost $15,593)(b)(c)                    15,000            15,459
---------------------------------------------------------------------------
Danske Bank A/S (Denmark), First Tier Bonds,
  5.91% (Acquired 06/07/04; Cost
  $60,000)(b)(c)(j)                                60,000            64,300
---------------------------------------------------------------------------
Lloyds Bank PLC (United Kingdom)-Series 1,
  Unsec. Sub. Floating Rate Euro Notes,
  3.88%(b)(j)(k)                                  130,000           115,182
---------------------------------------------------------------------------
National Bank of Canada (Canada), Floating
  Rate Euro Deb., 3.31%, 08/29/87(b)(k)            60,000            48,574
---------------------------------------------------------------------------
National Westminster Bank PLC (United
  Kingdom)- Series B, Unsec. Sub. Floating
  Rate Euro Notes, 3.31%(b)(j)(k)                 100,000            90,105
---------------------------------------------------------------------------
NBD Bank N.A. Michigan, Unsec. Sub. Deb.,
  8.25%, 11/01/24(b)                               50,000            70,095
---------------------------------------------------------------------------
RBS Capital Trust III, Sub. Trust Pfd. Global
  Notes, 5.51%(b)(j)                               60,000            62,272
---------------------------------------------------------------------------

                                               PRINCIPAL          MARKET
                                                 AMOUNT           VALUE
---------------------------------------------------------------------------
DIVERSIFIED BANKS-(CONTINUED)

Wells Fargo & Co., Sr. Unsec. Global Notes,
  3.75%, 10/15/07(b)                           $  150,000      $    149,023
===========================================================================
                                                                  1,236,311
===========================================================================

DIVERSIFIED METALS & MINING-0.15%

Falconbridge Ltd. (Canada), Unsec. Yankee
  Deb., 7.00%, 07/15/05(b)                        150,000           150,105
===========================================================================

ELECTRIC UTILITIES-0.52%

AmerenEnergy Generating Co.-Series C, Sr.
  Unsec. Global Notes, 7.75%, 11/01/05(b)          15,000            15,185
---------------------------------------------------------------------------
Consolidated Edison Co. of New York-Series A,
  Unsec. Deb., 7.75%, 06/01/26(b)                  45,000            47,715
---------------------------------------------------------------------------
MidAmerican Energy Holdings Co., Sr. Unsec.
  Notes, 7.23%, 09/15/05(b)                       345,000           347,353
---------------------------------------------------------------------------
Yorkshire Power Finance (Cayman
  Islands)-Series B, Sr. Unsec. Gtd. Unsub.
  Global Notes, 6.50%, 02/25/08(b)                100,000           103,861
===========================================================================
                                                                    514,114
===========================================================================

FOOD RETAIL-0.20%

Safeway Inc., Sr. Unsec. Notes,
  2.50%, 11/01/05(b)                               75,000            74,694
---------------------------------------------------------------------------
  6.15%, 03/01/06(b)                              120,000           121,588
===========================================================================
                                                                    196,282
===========================================================================

GAS UTILITIES-0.20%

CenterPoint Energy Resources Corp., Unsec.
  Deb., 6.50%, 02/01/08(b)                         20,000            20,964
---------------------------------------------------------------------------
Columbia Energy Group-Series C, Notes, 6.80%,
  11/28/05(b)                                     175,000           176,704
===========================================================================
                                                                    197,668
===========================================================================

GOLD-0.05%

Newmont Mining Corp., Notes, 5.88%,
  04/01/35(b)                                      50,000            51,331
===========================================================================

HOMEBUILDING-0.65%

D.R. Horton, Inc., Sr. Unsec. Notes, 7.88%,
  08/15/11(b)                                     100,000           112,250
---------------------------------------------------------------------------
Pulte Homes, Inc., Unsec. Gtd. Notes, 7.30%,
  10/24/05(b)                                     125,000           126,175
---------------------------------------------------------------------------
Ryland Group, Inc. (The), Sr. Unsec. Unsub.
  Notes,
  8.00%, 08/15/06(b)                              330,000           342,636
---------------------------------------------------------------------------
  9.75%, 09/01/10(b)                               50,000            52,868
===========================================================================
                                                                    633,929
===========================================================================

HOUSEWARES & SPECIALTIES-0.15%

American Greetings Corp., Unsec. Putable
  Deb., 6.10%, 08/01/08(b)                        140,000           144,305
===========================================================================

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS-0.18%

PSEG Power LLC, Sr. Unsec. Gtd. Global Notes,
  6.88%, 04/15/06(b)                              175,000           178,694
===========================================================================

                          AIM V.I. BASIC BALANCED FUND

                                               PRINCIPAL          MARKET
                                                 AMOUNT           VALUE
---------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES-0.04%

URC Holdings Corp., Sr. Notes, 7.88%,
  06/30/06 (Acquired 10/08/03; Cost
  $45,291)(b)(c)                               $   40,000      $     41,348
===========================================================================

INTEGRATED OIL & GAS-0.54%

Amerada Hess Corp., Unsec. Notes, 7.13%,
  03/15/33(b)                                      80,000            95,386
---------------------------------------------------------------------------
ConocoPhillips, Unsec. Deb., 7.13%,
  03/15/28(b)                                      65,000            70,446
---------------------------------------------------------------------------
Husky Oil Ltd. (Canada), Yankee Bonds, 8.90%,
  08/15/28(b)                                     325,000           365,219
===========================================================================
                                                                    531,051
===========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.34%

CenturyTel, Inc.-Series C, Sr. Unsec. Notes,
  6.55%, 12/01/05(b)                              200,000           202,108
---------------------------------------------------------------------------
France Telecom S.A. (France), Sr. Unsec.
  Global Notes, 8.50%, 03/01/31(b)                 40,000            56,658
---------------------------------------------------------------------------
Southwestern Bell Telephone Co.-Series B,
  Medium Term Notes, 6.25%, 07/07/05(b)            50,000            50,028
---------------------------------------------------------------------------
Sprint Capital Corp., Sr. Unsec. Gtd. Global
  Notes, 7.13%, 01/30/06(b)                       250,000           254,152
---------------------------------------------------------------------------
Sprint Corp., Deb., 9.25%, 04/15/22(b)            110,000           150,429
---------------------------------------------------------------------------
TELUS Corp. (Canada), Yankee Notes,
  7.50%, 06/01/07(b)                              100,000           105,627
---------------------------------------------------------------------------
Verizon California Inc.-Series F, Unsec.
  Deb.,
  6.75%, 05/15/27(b)                               60,000            65,514
---------------------------------------------------------------------------
Verizon Communications Inc.,
  Unsec. Deb., 8.75%, 11/01/21(b)                  65,000            87,611
---------------------------------------------------------------------------
  Unsec. Gtd. Deb., 6.94%, 04/15/28(b)            100,000           116,527
---------------------------------------------------------------------------
Verizon Florida Inc.-Series F, Sr. Unsec.
  Deb., 6.13%, 01/15/13(b)                         85,000            91,231
---------------------------------------------------------------------------
Verizon Maryland Inc.-Series A, Unsec. Global
  Notes, 6.13%, 03/01/12(b)                        65,000            69,786
---------------------------------------------------------------------------
Verizon Virginia Inc.-Series A, Unsec. Global
  Deb., 4.63%, 03/15/13(b)                         70,000            69,236
===========================================================================
                                                                  1,318,907
===========================================================================

INVESTMENT BANKING & BROKERAGE-0.16%

Goldman Sachs Capital I, Gtd. Sub. Trust Pfd.
  Bonds, 6.35%, 02/15/34(b)                        50,000            54,678
---------------------------------------------------------------------------
Lehman Brothers Inc., Sr. Unsec. Sub. Notes,
  7.63%, 06/01/06(b)                              100,000           103,156
===========================================================================
                                                                    157,834
===========================================================================

LIFE & HEALTH INSURANCE-0.24%

Prudential Holdings, LLC-Series B, Bonds,
  7.25%, 12/18/23 (Acquired 01/22/04; Cost
  $207,149)(b)(c)(l)                              175,000           214,629
---------------------------------------------------------------------------
ReliaStar Financial Corp., Unsec. Notes,
  8.00%, 10/30/06(b)                               20,000            21,051
===========================================================================
                                                                    235,680
===========================================================================

MOVIES & ENTERTAINMENT-0.11%

Viacom Inc., Sr. Unsec. Gtd. Global Notes,
  6.40%, 01/30/06(b)                              110,000           111,478
===========================================================================

                                               PRINCIPAL          MARKET
                                                 AMOUNT           VALUE
---------------------------------------------------------------------------

MULTI-UTILITIES-0.20%

Dominion Resources, Inc.-Series B, Sr. Unsec.
  Unsub. Global Notes, 7.63%, 07/15/05(b)      $   65,000      $     65,069
---------------------------------------------------------------------------
Sempra Energy, Sr. Unsec. Unsub. Notes,
  6.95%, 12/01/05(b)                              125,000           126,540
===========================================================================
                                                                    191,609
===========================================================================

MUNICIPALITIES-1.50%

Chicago (City of), Illinois O'Hare
  International Airport; Refunding Taxable
  General Airport Third Lien Series 2004 E
  RB, 3.88%, 01/01/08(b)(l)                       250,000           250,000
---------------------------------------------------------------------------
Dallas (City of), Texas; Taxable Pension
  Limited Tax Series 2005 A GO,
  4.61%, 02/15/14(b)                               50,000            50,875
---------------------------------------------------------------------------
  5.20%, 02/15/35(b)                              100,000           105,974
---------------------------------------------------------------------------
Detroit (City of), Michigan; Taxable Capital
  Improvement Limited Tax Series 2005 A-1 GO,
  4.96%, 04/01/20(b)(l)                            65,000            65,202
---------------------------------------------------------------------------
Detroit (City of), Michigan; Taxable Series
  2005 COP, 4.95%, 06/15/25(b)(l)                  80,000            81,500
---------------------------------------------------------------------------
Indianapolis (City of), Indiana Local Public
  Improvement Bond Bank; Taxable Series 2005
  A RB,
  4.87%, 07/15/16(b)                               50,000            51,187
---------------------------------------------------------------------------
  5.22%, 07/15/20(b)                               50,000            51,512
---------------------------------------------------------------------------
  5.28%, 01/15/22(b)                               25,000            25,750
---------------------------------------------------------------------------
Industry (City of), California Urban
  Development Agency (Project 3); Taxable
  Allocation Series 2003 RB, 6.10%,
  05/01/24(b)(l)                                  125,000           131,562
---------------------------------------------------------------------------
Michigan (State of) Municipal Bond Authority
  (City of Detroit School District); Series
  2005 RB, 5.00%, 06/01/15(b)(l)                   50,000            55,563
---------------------------------------------------------------------------
New Hampshire (State of); Taxable Unlimited
  Tax Series 2005 B GO, 4.65%, 05/15/15(b)        100,000           102,750
---------------------------------------------------------------------------
Oregon (State of) Community College
  Districts; Taxable Pension Limited Tax
  Series 2005 GO,
  4.64%, 06/30/20(b)(l)                            55,000            55,013
---------------------------------------------------------------------------
  4.83%, 06/30/28(b)(l)                           100,000           100,006
---------------------------------------------------------------------------
Phoenix (City of), Arizona Civic Improvement
  Corp.; Taxable Rental Car Facility Series
  2004 RB,
  3.69%, 07/01/07(b)(l)                            50,000            49,716
---------------------------------------------------------------------------
  4.21%, 07/01/08(b)(l)                            75,000            75,251
---------------------------------------------------------------------------
Sacramento (County of), California; Taxable
  Pension Funding CARS Series 2004 C-1 RB,
  6.80%, 07/10/30(b)(l)(m)                        225,000           216,212
===========================================================================
                                                                  1,468,073
===========================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.34%

Pemex Project Funding Master Trust,
  Unsec. Gtd. Unsub. Global Notes, 8.63%,
  02/01/22(b)                                     175,000           213,518
---------------------------------------------------------------------------

                          AIM V.I. BASIC BALANCED FUND

                                               PRINCIPAL          MARKET
                                                 AMOUNT           VALUE
---------------------------------------------------------------------------
OIL & GAS EXPLORATION & PRODUCTION-(CONTINUED)

  Unsec. Gtd. Unsub. Notes, 5.75%, 12/15/15
  (Acquired 06/27/05; Cost $124,121)(b)(c)     $  125,000      $    124,013
===========================================================================
                                                                    337,531
===========================================================================

OIL & GAS REFINING & MARKETING-0.08%

Enterprise Products Operating L.P., Sr.
  Notes, 4.95%, 06/01/10(b)                        80,000            80,574
===========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.57%

General Electric Capital Corp.-Series A,
  Medium Term Global Notes, 2.85%,
  01/30/06(b)                                      20,000            19,901
---------------------------------------------------------------------------
ING Capital Funding Trust III, Gtd. Trust
  Pfd. Global Bonds, 8.44%(b)(j)                  100,000           118,448
---------------------------------------------------------------------------
Mizuho JGB Investment LLC-Series A, Bonds,
  9.87% (Acquired 06/16/04-06/14/05; Cost
  $243,609)(b)(c)(j)                              215,000           243,524
---------------------------------------------------------------------------
NiSource Finance Corp., Sr. Unsec. Gtd.
  Notes, 7.63%, 11/15/05(b)                       120,000           121,529
---------------------------------------------------------------------------
Pemex Finance Ltd. (Cayman Islands),
  Sr. Unsec. Global Notes, 8.02%, 05/15/07(b)      50,000            51,895
---------------------------------------------------------------------------
  Series 1999-2, Class A1, Global Bonds,
  9.69%, 08/15/09(b)                              310,250           341,973
---------------------------------------------------------------------------
PLC Trust 2003-1, Sec. Notes, 2.71%, 03/31/06
  (Acquired 03/23/04; Cost $53,704)(b)(c)          52,981            52,806
---------------------------------------------------------------------------
Premium Asset Trust-Series 2004-04, Sr.
  Notes, 4.13%, 03/12/09 (Acquired 03/04/04;
  Cost $199,866)(b)(c)                            200,000           194,248
---------------------------------------------------------------------------
Regional Diversified Funding (Cayman
  Islands), Sr. Notes, 9.25%, 03/15/30
  (Acquired 09/22/04; Cost $169,578)(b)(c)        143,333           178,186
---------------------------------------------------------------------------
Toll Road Investors Partnership II,
  L.P.-Series A, Bonds, 5.49%, 02/15/45
  (Acquired 03/11/05-05/03/05; Cost
  $164,386)(c)(f)(l)(n)                         1,400,000           171,063
---------------------------------------------------------------------------
UFJ Finance Aruba AEC (Aruba), Gtd. Sub.
  Second Tier Euro Bonds, 8.75%(b)(j)              40,000            44,270
===========================================================================
                                                                  1,537,843
===========================================================================

PROPERTY & CASUALTY INSURANCE-0.92%

Executive Risk Capital Trust-Series B, Gtd.
  Trust Pfd. Bonds, 8.68%, 02/01/27(b)            125,000           137,323
---------------------------------------------------------------------------
First American Capital Trust I, Gtd. Trust
  Pfd. Notes, 8.50%, 04/15/12(b)                  220,000           246,913
---------------------------------------------------------------------------
Oil Casualty Insurance Ltd. (Bermuda), Unsec.
  Sub. Deb., 8.00%, 09/15/34 (Acquired
  04/29/05-06/09/05; Cost $213,696)(b)(c)         200,000           218,474
---------------------------------------------------------------------------
Oil Insurance Ltd. (Bermuda), Unsec. Sub.
  Deb., 5.15%, 08/15/33 (Acquired
  03/23/04-06/09/05; Cost $300,084)(b)(c)         295,000           300,062
===========================================================================
                                                                    902,772
===========================================================================

                                               PRINCIPAL          MARKET
                                                 AMOUNT           VALUE
---------------------------------------------------------------------------

REAL ESTATE-0.23%

Health Care Property Investors, Inc.,
  Notes, 5.63%, 05/01/17(b)                    $   60,000      $     61,286
---------------------------------------------------------------------------
  Sr. Unsec. Notes, 7.07%, 06/08/15(b)             90,000           102,332
---------------------------------------------------------------------------
Health Care REIT, Inc., Sr. Notes, 5.88%,
  05/15/15(b)                                      65,000            66,306
===========================================================================
                                                                    229,924
===========================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-0.05%

Southern Investments UK PLC (United Kingdom),
  Sr. Unsec. Unsub. Yankee Notes,
  6.80%, 12/01/06(b)                               50,000            51,653
===========================================================================

REGIONAL BANKS-0.79%

Cullen/Frost Capital Trust I, Unsec. Sub.
  Floating Rate Notes, 4.88%, 03/01/34(b)(d)      200,000           207,186
---------------------------------------------------------------------------
Greater Bay Bancorp-Series B, Sr. Notes,
  5.25%, 03/31/08(b)                              300,000           305,685
---------------------------------------------------------------------------
PNC Capital Trust C, Gtd. Floating Rate Trust
  Pfd. Bonds, 3.90%, 06/01/28(b)(d)               100,000            95,364
---------------------------------------------------------------------------
Popular North America, Inc., Gtd. Notes,
  4.70%, 06/30/09(b)                              100,000           101,834
---------------------------------------------------------------------------
TCF Financial Corp., Sub. Notes, 5.00%,
  06/15/14(b)                                      60,000            60,494
===========================================================================
                                                                    770,563
===========================================================================

RESTAURANTS-0.04%

McDonald's Corp., Unsec. Deb., 7.05%,
  11/15/25(b)                                      40,000            41,749
===========================================================================

SOVEREIGN DEBT-0.66%

Japan Bank for International Cooperation
  (Japan), Unsec. Gtd. Euro Bonds, 6.50%,
  10/06/05(b)                                     125,000           125,851
---------------------------------------------------------------------------
Russian Federation (Russia), Unsec. Unsub.
  Bonds,
  7.50%, 03/31/30 (Acquired 05/18/04; Cost
  $63,044)(b)(c)(o)                                70,000            78,063
---------------------------------------------------------------------------
  8.75%, 07/24/05 (Acquired
  09/10/04-01/21/05; Cost $155,330)(b)(c)         150,000           150,420
---------------------------------------------------------------------------
Russian Federation (Russia)-REGS, Unsec.
  Unsub. Euro Bonds,
  8.75%, 07/24/05 (Acquired 05/14/04; Cost
  $105,650)(b)(c)                                 100,000           100,370
---------------------------------------------------------------------------
  10.00%, 06/26/07 (Acquired
  05/14/04-05/18/04; Cost $90,094)(b)(c)           80,000            88,264
---------------------------------------------------------------------------
United Mexican States (Mexico)-Series A,
  Medium Term Global Notes,
  6.63%, 03/03/15(b)                               35,000            38,308
---------------------------------------------------------------------------
  7.50%, 04/08/33(b)                               60,000            68,706
===========================================================================
                                                                    649,982
===========================================================================

THRIFTS & MORTGAGE FINANCE-0.07%

Greenpoint Capital Trust I, Gtd. Sub. Trust
  Pfd. Notes, 9.10%, 06/01/27(b)                   60,000            66,848
===========================================================================

TOBACCO-0.25%

Altria Group, Inc.,
  Unsec. Global Notes, 7.00%, 07/15/05(b)         225,000           225,290
---------------------------------------------------------------------------
  Unsec. Notes, 6.38%, 02/01/06(b)                 15,000            15,200
===========================================================================
                                                                    240,490
===========================================================================

                          AIM V.I. BASIC BALANCED FUND

                                               PRINCIPAL          MARKET
                                                 AMOUNT           VALUE
---------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS-0.18%

Western Power Distribution Holdings Ltd.
  (United Kingdom), Unsec. Unsub. Notes,
  7.38%, 12/15/28 (Acquired
  01/25/05-03/03/05; Cost $171,254)(b)(c)      $  150,000      $    172,862
===========================================================================

TRUCKING-0.11%

Roadway Corp., Sr. Sec. Gtd. Global Notes,
  8.25%, 12/01/08(b)                              100,000           109,741
===========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.22%

TeleCorp PCS, Inc., Sr. Unsec. Gtd. Sub.
  Global Notes, 10.63%, 07/15/10(b)               200,000           210,980
===========================================================================
    Total Bonds & Notes (Cost $17,546,076)                       17,670,902
===========================================================================
U.S. MORTGAGE-BACKED SECURITIES-10.13%

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-2.74%

Pass Through Ctfs.,
  7.00%, 06/01/15 to 06/01/32(b)                   99,663           104,939
---------------------------------------------------------------------------
  6.00%, 04/01/16 to 11/01/33(b)                  721,405           741,670
---------------------------------------------------------------------------
  5.50%, 10/01/18(b)                              262,736           269,891
---------------------------------------------------------------------------
  7.50%, 11/01/30 to 05/01/31(b)                   46,596            49,908
---------------------------------------------------------------------------
  6.50%, 05/01/32 to 08/01/32(b)                   54,509            56,531
---------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  5.00%, 07/01/20(b)(p)                           548,880           555,055
---------------------------------------------------------------------------
  5.50%, 07/01/35(b)(p)                           900,000           912,656
===========================================================================
                                                                  2,690,650
===========================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-6.04%

Pass Through Ctfs.,
  6.50%, 04/01/14 to 09/01/34(b)                1,135,123         1,177,039
---------------------------------------------------------------------------
  7.50%, 11/01/15(b)                                6,546             6,934
---------------------------------------------------------------------------
  7.00%, 02/01/16 to 09/01/32(b)                  124,670           131,299
---------------------------------------------------------------------------
  6.00%, 01/01/17 to 05/01/17(b)                  124,322           128,624
---------------------------------------------------------------------------
  5.00%, 04/01/18(b)                              335,287           339,411
---------------------------------------------------------------------------
  4.50%, 11/01/18(b)                              126,558           126,113
---------------------------------------------------------------------------
  8.00%, 08/01/21 to 12/01/23(b)                   39,507            42,534
---------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  5.00%, 07/01/20 to 08/01/35(b)(p)             1,016,270         1,015,235
---------------------------------------------------------------------------
  5.50%, 07/01/20 to 08/01/35(b)(p)             2,197,542         2,237,276
---------------------------------------------------------------------------
  6.00%, 07/01/35(b)(p)                           709,650           727,613
===========================================================================
                                                                  5,932,078
===========================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-1.35%

Pass Through Ctfs.,
  7.50%, 06/15/23 to 10/15/31(b)                   57,973            62,311
---------------------------------------------------------------------------
  8.50%, 11/15/24(b)                              135,440           149,560
---------------------------------------------------------------------------
  8.00%, 08/15/25(b)                               19,833            21,468
---------------------------------------------------------------------------
  6.50%, 03/15/29 to 12/15/33(b)                  268,630           280,922
---------------------------------------------------------------------------

                                               PRINCIPAL          MARKET
                                                 AMOUNT           VALUE
---------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION-(CONTINUED)

  6.00%, 09/15/31 to 05/15/33(b)               $  463,330      $    478,766
---------------------------------------------------------------------------
  7.00%, 09/15/31 to 03/15/33(b)                   33,310            35,284
---------------------------------------------------------------------------
  5.50%, 12/15/33 to 02/15/34(b)                  294,037           300,686
===========================================================================
                                                                  1,328,997
===========================================================================
    Total U.S. Mortgage-Backed Securities
      (Cost $9,941,064)                                           9,951,725
===========================================================================

U.S. GOVERNMENT AGENCY SECURITIES-9.55%

FEDERAL HOME LOAN BANK (FHLB)-8.47%

Unsec. Disc. Notes, 2.65%, 07/01/05(q)          8,325,000         8,325,000
===========================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-1.08%

Unsec. Floating Rate Global Notes,
  4.29%, 02/17/09(b)(r)                           350,000           347,445
---------------------------------------------------------------------------
Unsec. Global Notes,
  3.55%, 01/12/07(b)                              190,000           188,867
---------------------------------------------------------------------------
  4.20%, 03/24/08(b)                              350,000           350,287
---------------------------------------------------------------------------
  3.38%, 12/15/08(b)                              175,000           171,929
===========================================================================
                                                                  1,058,528
===========================================================================
    Total U.S. Government Agency Securities
      (Cost $9,383,309)                                           9,383,528
===========================================================================

ASSET-BACKED SECURITIES-1.33%

AEROSPACE & DEFENSE-0.16%

Systems 2001 Asset Trust LLC (Cayman
  Islands)-Series 2001, Class G, Pass Through
  Ctfs., 6.66%, 09/15/13 (Acquired 02/09/05;
  Cost $155,927)(b)(c)(l)                         140,494           156,475
===========================================================================

MULTI-SECTOR HOLDINGS-0.10%

Longport Funding Ltd. (Cayman Islands)-
  Series 2005-2A, Class A1J, Floating Rate
  Bonds, 3.69%, 02/03/40 (Acquired 03/31/05;
  Cost $100,000)(c)(d)(f)                         100,000           100,000
===========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-0.86%

Citicorp Lease-Series 1999-1, Class A2, Pass
  Through Ctfs., 8.04%, 12/15/19 (Acquired
  06/01/00-05/20/05; Cost $180,539)(b)(c)         175,000           221,545
---------------------------------------------------------------------------
Patrons' Legacy 2003-III-Series A, Ctfs.,
  5.65%, 01/17/17 (Acquired 11/04/04; Cost
  $512,705)(c)(f)                                 500,000           519,600
---------------------------------------------------------------------------
Twin Reefs Pass-Through Trust, Floating Rate
  Pass Through Ctfs., 4.19% (Acquired
  12/07/04; Cost $100,000)(b)(c)(j)(r)            100,000            99,360
===========================================================================
                                                                    840,505
===========================================================================

PROPERTY & CASUALTY INSURANCE-0.11%

North Front Pass-Through Trust, Notes, 5.81%,
  12/15/24 (Acquired 12/08/04; Cost
  $100,000)(b)(c)                                 100,000           104,062
===========================================================================

                          AIM V.I. BASIC BALANCED FUND

                                               PRINCIPAL          MARKET
                                                 AMOUNT           VALUE
---------------------------------------------------------------------------

REINSURANCE-0.10%

Stingray Pass-Through Trust, Pass Through
  Ctfs., 5.90%, 01/12/15 (Acquired 01/07/05;
  Cost $100,000)(b)(c)                         $  100,000      $    101,903
===========================================================================
    Total Asset-Backed Securities (Cost
      $1,248,087)                                                 1,302,945
===========================================================================

U.S. TREASURY SECURITIES-1.06%

U.S. TREASURY BONDS-0.36%

7.25%, 05/15/16(b)                                145,000           185,804
---------------------------------------------------------------------------
7.50%, 11/15/16(b)                                130,000           170,524
===========================================================================
                                                                    356,328
===========================================================================

U.S. TREASURY INFLATION-INDEXED NOTES-0.26%

0.88%, 04/15/10                                   256,745(s)        250,487
===========================================================================

                                               PRINCIPAL          MARKET
                                                 AMOUNT           VALUE
---------------------------------------------------------------------------

U.S. TREASURY STRIPS-0.44%

3.03%, 02/15/07(b)(q)                          $  125,000      $    118,340
---------------------------------------------------------------------------
4.76%, 02/15/23(b)(q)                             400,000           185,376
---------------------------------------------------------------------------
4.71%, 08/15/28(b)(q)                             350,000           129,938
===========================================================================
                                                                    433,654
===========================================================================
    Total U.S. Treasury Securities (Cost
      $1,001,630)                                                 1,040,469
===========================================================================
TOTAL INVESTMENTS-105.05% (Cost $96,261,791)                    103,180,691
===========================================================================
OTHER ASSETS LESS LIABILITIES-(5.05%)                            (4,961,374)
===========================================================================
NET ASSETS-100.00%                                             $ 98,219,317
___________________________________________________________________________
===========================================================================

Investment Abbreviations:

ADR      - American Depositary Receipt
CARS     - Convertible Auction Rate Securities
COP      - Certificates of Participation
Ctfs     - Certificates
Deb.     - Debentures
Disc.    - Discounted
GO       - General Obligation Bonds
Gtd.     - Guaranteed
Pfd.     - Preferred
RB       - Revenue Bonds
REGS     - Regulation S
RegCaPS  - Regulatory Capital Preferred Securities
Sec.     - Secured
Sr.      - Senior
STRIPS   - Separately Traded Registered Interest and Principal Security
Sub.     - Subordinated
TBA      - To Be Announced
Unsec.   - Unsecured
Unsub.   - Unsubordinated

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at June 30, 2005 was $31,510,072, which represented 30.54% of the Fund's Total Investments. See Note 1A.
(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at June 30, 2005 was $5,831,074, which represented 5.94% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(d) Interest or dividend rate is redetermined quarterly. Rate shown is the rate in effect on June 30, 2005.
(e) Dividend rate is redetermined annually. Rate shown is the rate in effect on June 30, 2005.
(f) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities. The aggregate market value of these securities considered illiquid at June 30, 2005 was $890,663, which represented 0.91% of the Fund's Net Assets.
(g) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at June 30, 2005 was $3,179,077, which represented 3.08% of the Fund's Total Investments. See Note 1A.
(h) Dividend rate is redetermined bi-annually. Rate shown is the rate in effect on June 30, 2005.
(i) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1I and Note 6.
(j) Perpetual bond with no specified maturity date.
(k) Interest rate is redetermined semi-annually. Rate shown is the rate in effect on June 30, 2005.
(l) Principal and/or interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Inc., or MBIA Insurance Corp.
(m) Bond issued at a discount with a zero coupon. The rate shown represents the yield at issue to the remarketing date. The Bond will be remarketed or converted to a fixed coupon rate at a specified future date.
(n) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(o) Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(p) Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1F.
(q) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(r) Interest rate is redetermined monthly. Rate shown is the rate in effect on June 30, 2005.
(s) Principal amount of security and interest payments are adjusted for inflation.

See accompanying notes which are an integral part of the financial statements.
                          AIM V.I. BASIC BALANCED FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005
(Unaudited)

ASSETS:

Investments, at market value (cost $96,261,791)  $103,180,691
-------------------------------------------------------------
Cash                                                  222,944
-------------------------------------------------------------
Receivables for:
  Investments sold                                    131,569
-------------------------------------------------------------
  Variation margin                                     14,168
-------------------------------------------------------------
  Dividends and interest                              445,803
-------------------------------------------------------------
  Investment Matured (Note 8)                          33,647
-------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                 28,910
-------------------------------------------------------------
Other assets                                              918
=============================================================
    Total assets                                  104,058,650
_____________________________________________________________
=============================================================

LIABILITIES:

Payables for:
  Investments purchased                             5,656,086
-------------------------------------------------------------
  Fund shares reacquired                                7,153
-------------------------------------------------------------
  Trustee deferred compensation and retirement
    plans                                              32,774
-------------------------------------------------------------
Accrued administrative services fees                  112,443
-------------------------------------------------------------
Accrued distribution fees-Series II                     3,455
-------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                                118
-------------------------------------------------------------
Accrued transfer agent fees                               274
-------------------------------------------------------------
Accrued operating expenses                             27,030
=============================================================
    Total liabilities                               5,839,333
=============================================================
Net assets applicable to shares outstanding      $ 98,219,317
_____________________________________________________________
=============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                    $111,450,977
-------------------------------------------------------------
Undistributed net investment income                 2,089,968
-------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, foreign currencies and
  futures contracts                               (22,281,891)
-------------------------------------------------------------
Unrealized appreciation of investment
  securities, foreign currencies and futures
  contracts                                         6,960,263
=============================================================
                                                 $ 98,219,317
_____________________________________________________________
=============================================================

NET ASSETS:

Series I                                         $ 92,668,196
_____________________________________________________________
=============================================================
Series II                                        $  5,551,121
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Series I                                            8,680,395
_____________________________________________________________
=============================================================
Series II                                             523,753
_____________________________________________________________
=============================================================
Series I:
  Net asset value per share                      $      10.68
_____________________________________________________________
=============================================================
Series II:
  Net asset value per share                      $      10.60
_____________________________________________________________
=============================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 2005
(Unaudited)

INVESTMENT INCOME:

Interest                                          $   756,283
-------------------------------------------------------------
Dividends (net of foreign withholding tax of
  $14,381)                                            522,370
=============================================================
    Total investment income                         1,278,653
=============================================================

EXPENSES:

Advisory fees                                         374,800
-------------------------------------------------------------
Administrative services fees                          128,930
-------------------------------------------------------------
Custodian fees                                         12,321
-------------------------------------------------------------
Distribution fees -- Series II                          6,922
-------------------------------------------------------------
Transfer agent fees                                     4,078
-------------------------------------------------------------
Trustees' and officer's fees and benefits               7,982
-------------------------------------------------------------
Other                                                  33,566
=============================================================
    Total expenses                                    568,599
=============================================================
Less: Fees waived and expense offset
  arrangement                                         (65,168)
=============================================================
    Net expenses                                      503,431
=============================================================
Net investment income                                 775,222
=============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES
  AND FUTURES CONTRACTS:

Net realized gain (loss) from:
  Investment securities                             1,139,976
-------------------------------------------------------------
  Foreign currencies                                  (10,349)
-------------------------------------------------------------
  Futures contracts                                    85,364
=============================================================
                                                    1,214,991
=============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                            (1,235,047)
-------------------------------------------------------------
  Foreign currencies                                     (139)
-------------------------------------------------------------
  Futures contracts                                    13,967
=============================================================
                                                   (1,221,219)
=============================================================
Net gain (loss) from investment securities,
  foreign currencies and futures contracts             (6,228)
=============================================================
Net increase in net assets resulting from
  operations                                      $   768,994
_____________________________________________________________
=============================================================

See accompanying notes which are an integral part of the financial statements.
                          AIM V.I. BASIC BALANCED FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2005 and the year ended December 31, 2004 (Unaudited)

                                                                JUNE 30,      DECEMBER 31,
                                                                  2005            2004
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $    775,222    $  1,269,394
------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies and futures contracts                             1,214,991       2,712,101
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and futures
    contracts                                                   (1,221,219)      3,340,549
==========================================================================================
    Net increase in net assets resulting from operations           768,994       7,322,044
==========================================================================================
Distributions to shareholders from net investment income:
  Series I                                                              --      (1,389,511)
------------------------------------------------------------------------------------------
  Series II                                                             --         (73,687)
==========================================================================================
    Decrease in net assets resulting from distributions                 --      (1,463,198)
==========================================================================================
Share transactions-net:
  Series I                                                      (7,132,877)     (4,169,694)
------------------------------------------------------------------------------------------
  Series II                                                       (128,130)      1,224,095
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (7,261,007)     (2,945,599)
==========================================================================================
    Net increase (decrease) in net assets                       (6,492,013)      2,913,247
==========================================================================================

NET ASSETS:

  Beginning of period                                          104,711,330     101,798,083
==========================================================================================
  End of period (including undistributed net investment
    income of $2,089,968 and $1,314,746, respectively)        $ 98,219,317    $104,711,330
__________________________________________________________________________________________
==========================================================================================

See accompanying notes which are an integral part of the financial statements.
                          AIM V.I. BASIC BALANCED FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Basic Balanced Fund, formerly V.I. Balanced Fund, (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty-eight separate portfolios. The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products"). Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve as high a total return as possible, consistent with preservation of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair

                          AIM V.I. BASIC BALANCED FUND
     value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The difference between the selling price and the future purchase price is generally amortized to income between the date of the sell and the future purchase date. During the period between the sale and purchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

G. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

H. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

                          AIM V.I. BASIC BALANCED FUND

I. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

J. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to substitute such collateral no later than the next business day.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                              RATE
---------------------------------------------------------------------
First $150 million                                              0.75%
---------------------------------------------------------------------
Over $150 million                                               0.50%
_____________________________________________________________________
=====================================================================


    Through December 31, 2009, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund based on the Fund's average daily net assets do not exceed the annual rate of:

AVERAGE NET ASSETS                                               RATE
----------------------------------------------------------------------
First $150 million                                              0.62%
----------------------------------------------------------------------
Next $4.85 billion                                              0.50%
----------------------------------------------------------------------
Next $5 billion                                                 0.475%
----------------------------------------------------------------------
Over $10 billion                                                0.45%
______________________________________________________________________
======================================================================


    Effective July 1, 2005, AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 0.91% and Series II shares to 1.16% of average daily net assets, through June 30, 2006. Prior to July 1, 2005, AIM and/or the distributor had contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding items (i) through (vi) discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. Neither AIM or the distributor waived fees and/or reimbursed expenses during the period under this expense limitation.

    For the six months ended June 30, 2005, AIM waived fees of $64,965.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2005, AMVESCAP's expense reimbursement was less than $100.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2005, AIM was paid $24,795 for accounting and fund administrative services and reimbursed $104,135 for services provided by insurance companies.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. For the six months ended June 30, 2005, the Fund paid AISI $4,078.

                          AIM V.I. BASIC BALANCED FUND

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. Pursuant to the Plan, for the six months ended June 30, 2005, the Series II shares paid $6,922.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2005, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $203.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee of the Fund who is not an "interested person" of the AIM Funds. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    In addition to the above, "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to the Senior Officer of the AIM Funds.

    During the six months ended June 30, 2005, the Fund paid legal fees of $2,167 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6--FUTURES CONTRACTS

On June 30, 2005, $600,000 principal amount of corporate obligations were pledged as collateral to cover margin requirements for open futures contracts.

                                                                       OPEN FUTURES CONTRACTS AT PERIOD END
                                                              ------------------------------------------------------
                                                               NO. OF        MONTH/         MARKET       UNREALIZED
CONTRACT                                                      CONTRACTS    COMMITMENT       VALUE       APPRECIATION
--------------------------------------------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes                                       16        Sep-05/Long    $1,742,250      $ 5,584
--------------------------------------------------------------------------------------------------------------------
U.S. Treasury 10 Year Notes                                      20        Sep-05/Long     2,269,375       11,228
--------------------------------------------------------------------------------------------------------------------
U.S. Treasury 30 Year Bonds                                      12        Sep-05/Long     1,425,000       24,690
====================================================================================================================
                                                                                          $5,436,625      $41,502
____________________________________________________________________________________________________________________
====================================================================================================================

                          AIM V.I. BASIC BALANCED FUND

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of December 31, 2004 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
December 31, 2009                                                $ 6,784,581
-----------------------------------------------------------------------------
December 31, 2010                                                 16,216,953
=============================================================================
Total capital loss carryforward                                  $23,001,534
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2005 was $18,776,920 and $27,503,379, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

    Receivable for investments matured represents the estimated proceeds to the Fund by Candescent Technologies Corp., which is in default with respect to the principal payments on $548,000 par value, Senior Unsecured Guaranteed Subordinated Debentures, 8.00%, which was due May 1, 2003. This estimate was determined in accordance with the fair valuation procedures authorized by the Board of Trustees.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $ 8,517,886
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (2,070,153)
===============================================================================
Net unrealized appreciation of investment securities               $ 6,447,733
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $96,732,958.

NOTE 9--SHARE INFORMATION

                                           CHANGES IN SHARES OUTSTANDING(a)
----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                    JUNE 30, 2005               DECEMBER 31, 2004
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                     6,795,223    $ 70,888,411       819,573    $  8,359,573
----------------------------------------------------------------------------------------------------------------------
  Series II                                                      225,293       2,338,242       184,634       1,876,616
======================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                            --              --       132,334       1,389,511
----------------------------------------------------------------------------------------------------------------------
  Series II                                                           --              --         7,058          73,686
======================================================================================================================
Reacquired:
  Series I                                                    (7,470,878)    (78,021,288)   (1,367,292)    (13,918,778)
----------------------------------------------------------------------------------------------------------------------
  Series II                                                     (237,534)     (2,466,372)      (70,995)       (726,207)
======================================================================================================================
                                                                (687,896)   $ (7,261,007)     (294,688)   $ (2,945,599)
______________________________________________________________________________________________________________________
======================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 92% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.

                          AIM V.I. BASIC BALANCED FUND

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                      SERIES I
                                                   ------------------------------------------------------------------------------
                                                   SIX MONTHS
                                                     ENDED                             YEAR ENDED DECEMBER 31,
                                                    JUNE 30,         ------------------------------------------------------------
                                                      2005            2004       2003       2002        2001             2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $ 10.59          $  9.99    $  8.75    $ 10.84    $  12.46          $ 13.04
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                0.10             0.13(a)    0.14(a)    0.18(a)     0.27(a)(b)       0.37(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                   (0.01)            0.62       1.29      (2.02)      (1.70)           (0.93)
=================================================================================================================================
    Total from investment operations                   0.09             0.75       1.43      (1.84)      (1.43)           (0.56)
=================================================================================================================================
  Less dividends from net investment income              --            (0.15)     (0.19)     (0.25)      (0.19)           (0.02)
=================================================================================================================================
Net asset value, end of period                      $ 10.68          $ 10.59    $  9.99    $  8.75    $  10.84          $ 12.46
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                        0.85%            7.52%     16.36%    (17.02)%    (11.43)%          (4.28)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $92,668          $99,070    $97,665    $82,866    $105,395          $85,693
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                0.99%(d)(e)      1.12%      1.11%      1.17%       1.12%            1.10%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                               1.57%(d)         1.24%      1.47%      1.90%       2.37%(b)         2.80%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                               20%              51%       131%        90%         55%              49%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.29 and the ratio of net investment income to average net assets would have been 2.52%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, Per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(d) Ratios are annualized and based on average daily net assets of $95,191,887.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.12% (annualized).
(f)  Not Annualized for periods less than one year.

                          AIM V.I. BASIC BALANCED FUND

                                                                                    SERIES II
                                                              -----------------------------------------------------
                                                                                                   JANUARY 24, 2002
                                                              SIX MONTHS          YEAR ENDED         (DATE SALES
                                                                ENDED            DECEMBER 31,       COMMENCED) TO
                                                               JUNE 30,        ----------------      DECEMBER 31,
                                                                 2005           2004      2003           2002
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $10.53         $ 9.95    $ 8.73        $ 10.70
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.07           0.10(a)   0.12(a)        0.14(a)
-------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.00           0.62      1.29          (1.86)
===================================================================================================================
    Total from investment operations                              0.07           0.72      1.41          (1.72)
===================================================================================================================
  Less dividends from net investment income                         --          (0.14)    (0.19)         (0.25)
===================================================================================================================
Net asset value, end of period                                  $10.60         $10.53    $ 9.95        $  8.73
___________________________________________________________________________________________________________________
===================================================================================================================
Total return(b)                                                   0.67%          7.24%    16.15%        (16.12)%
___________________________________________________________________________________________________________________
===================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $5,551         $5,642    $4,133        $   733
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of expenses to average net assets                           1.24%(c)(d)    1.37%     1.36%          1.42%(e)
===================================================================================================================
Ratio of net investment income to average net assets              1.32%(c)       0.99%     1.22%          1.65%(e)
___________________________________________________________________________________________________________________
===================================================================================================================
Portfolio turnover rate(f)                                          20%            51%      131%            90%
___________________________________________________________________________________________________________________
===================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c) Ratios are annualized and based on average daily net assets of $5,583,088.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.37% (annualized).
(e)  Annualized.
(f)  Not annualized for periods less than one year.

NOTE 11--CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS

On December 1, 2004, the Audit Committee (the "Audit Committee") of the Board of Trustees (the "Board") of the Trust appointed PricewaterhouseCoopers LLP ("PWC") as the independent registered public accounting firm of the Fund for the fiscal year ending December 31, 2005. Such appointment was ratified and approved by the Independent Trustees of the Board. Tait, Weller & Baker ("TAIT") was the Fund's independent registered public accounting firm for the prior reporting period. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds with December 31 year ends. On May 5, 2005, the Trust obtained a formal resignation from TAIT as the independent registered public accounting firm of the Fund.

    TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction would have caused it to make reference to that matter in connection with such reports.

NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) is being created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI agreed to create a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be

                          AIM V.I. BASIC BALANCED FUND
distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

    - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

    - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

                          AIM V.I. BASIC BALANCED FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
                                  President                                     Suite 100
Frank S. Bayley                                                                 Houston, TX 77046-1173
                                  Mark H. Williamson
James T. Bunch                    Executive Vice President                      INVESTMENT ADVISOR
                                                                                A I M Advisors, Inc.
Bruce L. Crockett                 Lisa O. Brinkley                              11 Greenway Plaza
Chair                             Senior Vice President and Chief Compliance    Suite 100
                                  Officer                                       Houston, TX 77046-1173
Albert R. Dowden
                                  Russell C. Burk                               TRANSFER AGENT
Edward K. Dunn Jr.                Senior Vice President (Senior Officer)        AIM Investment Services, Inc.
                                                                                P.O. Box 4739
Jack M. Fields                    Kevin M. Carome                               Houston, TX 77210-4739
                                  Senior Vice President, Secretary and Chief
Carl Frischling                   Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
Robert H. Graham                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President and Treasurer                  Boston, MA 02110-2801
Gerald J. Lewis
                                  Robert G. Alley                               COUNSEL TO THE FUND
Prema Mathai-Davis                Vice President                                Foley & Lardner LLP
                                                                                3000 K N.W., Suite 500
Lewis F. Pennock                  J. Philip Ferguson                            Washington, D.C. 20007-5111
                                  Vice President
Ruth H. Quigley                                                                 COUNSEL TO THE INDEPENDENT TRUSTEES
                                  Mark D. Greenberg                             Kramer, Levin, Naftalis & Frankel LLP
Larry Soll                        Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
Mark H. Williamson                William R. Keithler
                                  Vice President                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                  Karen Dunn Kelley                             11 Greenway Plaza
                                  Vice President                                Suite 100
                                                                                Houston, TX 77046-1173

                          AIM V.I. BASIC BALANCED FUND

                                                       AIM V.I. BASIC VALUE FUND
                                Semiannual Report to Shareholders o June 30,2005


         AIM V.I. BASIC VALUE FUND seeks to provide long-term growth of capital.


UNLESS OTHERWISE STATED, INFORMATION PRESENTED IN THIS REPORT IS AS OF JUNE 30,2005,AND IS BASED ON TOTAL NET ASSETS.


================================================================================

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or 1-800-732-0330,or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-7452 and 33-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 1-800-410-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site,sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30,2005,is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS AND VARIABLE PRODUCT PROSPECTUS, WHICH CONTAIN MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ EACH CAREFULLY BEFORE INVESTING.

================================================================================

[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--


NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIM V.I. BASIC VALUE FUND


MANAGEMENT'S DISCUSSION                                                                   strategy is to help preserve your capital
OF FUND PERFORMANCE                                                                       while seeking to grow it at above-market
                                                                                          rates over the long term. Second, we have
======================================================================================    little portfolio commonality with popular
                                                                                          benchmarks and most of our peers.
PERFORMANCE SUMMARY                          =========================================    (Commonality measures the similarity of
                                                                                          holdings between two portfolios.) Third,
Shares of AIM V.I. Basic Value were          FUND VS. INDEXES                             short-term performance will differ from
essentially unchanged for the six-month                                                   the benchmarks and have little
period ended June 30, 2005. Fund returns     TOTAL RETURNS,12/31/04-6/30/05,EXCLUDING     information value because our investments
were ahead of the S&P 500 Index, but         VARIABLE PRODUCT ISSUER CHARGES. IF          are materially different from benchmark
trailed our value benchmark, the Russell     VARIABLE PRODUCT ISSUER CHARGES WERE         constituents.
1000 Value Index, as well as our value       INCLUDED, RETURNS WOULD BE LOWER.
peers.                                                                                       While our historical investment
                                             Series I Shares                    -0.17%    results provide evidence of success, we
   We fared better than the S&P 500 Index                                                 believe the single most important
largely due to the strong returns we         Series II Shares                   -0.26     indication of achieving the Fund's
experienced in the health care sector.                                                    objective in the future resides in the
Fund returns were also boosted by our        Standard & Poor's Composite Index            difference between the portfolio's
higher weight in the sector. The Fund        of 500 Stocks (S&P 500 Index)                current market price and our estimate of
underperformed the Russell 1000 Value        (Broad market index)               -0.81     intrinsic value. Since we estimate the
Index as returns in industrials and                                                       intrinsic value of each holding in the
financials were below those of the           Russell 1000 Value Index (Style-             portfolio, we can also estimate the
benchmark. Our lower sector weights in       specific Index)                     1.76     intrinsic value of the entire Fund. The
energy and utilities, which were the two                                                  difference between market price and
best-performing sectors in the market,       Lipper Large-Cap Value Fund Index            estimated intrinsic value is about
also contributed to underperformance.        (Peer Group Index)                  0.49     average for your Fund for the past
                                                                                          several years, but we believe this value
                                             SOURCE: LIPPER,INC.                          content remained significantly greater
                                                                                          than that of the broader market. While
                                             =========================================    there is no assurance that market value
                                                                                          will ever reflect our estimate of
======================================================================================    portfolio intrinsic value, this is the
                                                                                          primary metric we use in assessing and
HOW WE INVEST                                o Companies have a measurable estimated      managing the portfolio.
                                             intrinsic value. Importantly, this fair
Our investment strategy is to create         value is independent of the company's        MARKET CONDITIONS AND YOUR FUND
wealth by maintaining a long-term            stock price.
investment horizon and investing in                                                       Equity market returns were modestly
companies that are selling at a              o Market prices are more volatile than       negative during the period, as investors
significant discount to their estimated      intrinsic business values, partly because    were preoccupied with the impact that
intrinsic value--a value that is based on    we believe investors regularly overreact     high energy prices and rising interest
the estimated future cash flows generated    to negative news. Since our application      rates might have on continued
by the business. The Fund's philosophy is    of this strategy is highly disciplined
based on two elements that we believe        and relatively unique, it is important to
have empirical support:                      understand the benefits and limitations
                                             of our process. First, the goal of our
                                             investment

=========================================    =========================================    =========================================

PORTFOLIO COMPOSITION                        TOP 5 INDUSTRIES*                            TOP 10 EQUITY HOLDINGS*

By sector                                     1. Pharmaceuticals                  7.9%     1. Cardinal Health, Inc.            4.1%

Health Care                         22.7%     2. Health Care Distributors         7.1      2. Tyco International Ltd.
                                                                                              (Bermuda)                        3.8
Financials                          21.1      3. Other Diversified Financial
                                                 Services                         5.5      3. Sanofi-Aventis (France)          3.5
Industrials                         15.0
                                              4. Thrifts & Mortgage Finance       5.2      4. UnitedHealth Group Inc.          3.5
Consumer Discretionary              13.9
                                              5. Data Processing & Outsourced              5. Computer Associates
Information Technology              10.1         Services                         4.5         International,Inc.               3.4

Energy                               7.3     TOTAL NET ASSETS          $843.0 MILLION      6. McKesson Corp.                   3.0

Consumer Staples                     5.4     TOTAL NUMBER OF HOLDINGS*             47      7. Halliburton Co.                  3.0

  Money Market Funds Plus Other                                                            8. Fannie Mae                       3.0
  Assets Less Liabilities            4.5
                                                                                           9. JPMorgan Chase & Co.             2.9

                                                                                          10. First Data Corp.                 2.9

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*Excluding money market fund holdings.

=========================================    =========================================    =========================================

AIM V.I. BASIC VALUE FUND


economic growth. These concerns              generating a steady flow of news and                        BRET W. STANLEY, Chartered
translated directly into muted or            speculation that had a much bigger impact       [STANLEY    Financial Analyst, senior
negative returns in most broad equity        on the company's stock price than on its         PHOTO]     portfolio manager, is lead
market sectors with the exception of         business value. We have long considered                     portfolio manager of AIM
energy and utilities. Energy, which          the many possible outcomes and continued                    V.I. Basic Value Fund and
rallied in response to the record-high       to believe that Fannie Mae is one of the     the head of AIM's Value Investment
oil prices, was the Fund's                   more attractive opportunities we own.        Management Unit. Prior to joining AIM in
best-performing sector, with oil service                                                  1998, Mr. Stanley managed growth and
drilling and equipment providers                We did make some changes to the           income, equity income and value
TRANSOCEAN and HALLIBURTON among the         portfolio throughout the first half of       portfolios. He began his investment
largest contributors to Fund performance     the year. We purchased Unilever early in     career in 1988. Mr. Stanley received a
in the period.                               the period, and recently initiated           B.B.A. in finance from The University of
                                             positions in two other stocks, one in the    Texas at Austin and an M.S. in finance
          Equity market returns              consumer staples sector and the other in     from the University of Houston.
         were modestly negative              information technology. We also sold our
            during the period,               remaining shares of STARWOOD HOTELS &                       R. CANON COLEMAN II,
            as investors were                RESORTS and IMS HEALTH. We initially            [COLEMAN    Chartered Financial
           preoccupied with the              purchased Starwood just weeks after the          PHOTO]     Analyst, portfolio
         impact that high energy             9/11 tragedy negatively impacted travel                     manager, is manager of AIM
            prices and rising                patterns, causing the stock to sell at a                    V.I. Basic Value Fund. He
           interest rates might              significant discount to the intrinsic        joined AMVESCAP in 1999 in its corporate
            have on continued                value of the company. With the stock         associate rotation program, working
             economic growth.                having returned more than 200% since that    with fund managers throughout AMVESCAP
                                             time, we sold the shares as we believed      before joining AIM in 2000. He previously
   Fund returns were driven largely by       current prices fully reflected our           worked as a CPA. Mr. Coleman earned a
our holdings in the health care sector.      estimate of the company's intrinsic          B.S. and an M.S. in accounting from the
MCKESSON, HCA and UNITEDHEALTH GROUP were    value.                                       University of Florida. He also has an
all notable contributors in the period.                                                   M.B.A. from The Wharton School at the
Pharmaceutical distributor McKesson          IN CLOSING                                   University of Pennsylvania.
rallied more than 40% in the period as
the company continued to transition its      Results were slightly negative during                       MATTHEW W. SEINSHEIMER,
distribution business to a                   this period, but normal market volatility     [SEINSHEIMER  Chartered Financial
fee-for-service platform, a move that        affects short-term performance and limits        PHOTO]     Analyst, senior
will substantially reduce its exposure to    our ability to measure success. Over                        portfolio manager, is
the inherent volatility of drug pricing.     longer periods, though, we have                             manager of AIM V.I. Basic
The stock was further boosted by news of     demonstrated the potential to turn market    Value Fund. He began his investment
a settlement in the class action suit        volatility and investor overreaction into    career in 1992 as a fixed-income trader.
related to HBO & CO., a health care          capital appreciation. We thank you for       He later served as a portfolio manager on
technology company that McKesson             your investment and for sharing our          both fixed income and equity portfolios.
purchased more than six years ago. We        long-term horizon.                           Mr. Seinsheimer joined AIM in 1998. He
continued to own McKesson at the close of                                                 received a B.B.A. from Southern Methodist
the period because we estimated its          THE VIEWS AND OPINIONS EXPRESSED IN          University and an M.B.A. from The
intrinsic value left room for further        MANAGEMENT'S DISCUSSION OF FUND              University of Texas at Austin.
stock appreciation.                          PERFORMANCE ARE THOSE OF A I M ADVISORS,
                                             INC. THESE VIEWS AND OPINIONS ARE SUBJECT                   MICHAEL J. SIMON,
   Our largest detractors to performance     TO CHANGE AT ANY TIME BASED ON FACTORS           [SIMON     Chartered Financial
were TYCO INTERNATIONAL, FANNIE MAE,         SUCH AS MARKET AND ECONOMIC CONDITIONS.          PHOTO]     Analyst, senior portfolio
COMPUTER ASSOCIATES, WATERS and BANK OF      THESE VIEWS AND OPINIONS MAY NOT BE                         manager, is manager of AIM
NEW YORK. Fannie Mae continued to make       RELIED UPON AS INVESTMENT ADVICE OR                         V.I. Basic Value Fund. He
progress toward restating its historical     RECOMMENDATIONS, OR AS AN OFFER FOR A        joined AIM in 2001. Mr. Simon, who began
financials and rebuilding its capital        PARTICULAR SECURITY. THE INFORMATION IS      his investment career in 1989, received a
base. However, recent concerns have          NOT A COMPLETE ANALYSIS OF EVERY ASPECT      B.B.A. in finance from Texas Christian
focused on the company's regulatory          OF ANY MARKET, COUNTRY, INDUSTRY,            University and an M.B.A. from the
structure,                                   SECURITY OR THE FUND. STATEMENTS OF FACT     University of Chicago. Mr. Simon has
                                             ARE FROM SOURCES CONSIDERED RELIABLE, BUT    served as Occasional Faculty in the
                                             A I M ADVISORS, INC. MAKES NO                Finance and Decision Sciences Department
                                             REPRESENTATION OR WARRANTY AS TO THEIR       of Texas Christian University's M.J.
                                             COMPLETENESS OR ACCURACY. ALTHOUGH           Neeley School of Business.
                                             HISTORICAL PERFORMANCE IS NO GUARANTEE OF
                                             FUTURE RESULTS, THESE INSIGHTS MAY HELP       Assisted by the Basic Value Team
                                             YOU UNDERSTAND OUR INVESTMENT MANAGEMENT
                                             PHILOSOPHY.
                                                                                                    [RIGHT ARROW GRAPHIC]

                                                                                          FOR A DISCUSSION OF RISKS OF INVESTING IN
                                                                                          YOUR FUND, INDEXES USED IN THIS REPORT
                                                                                          AND YOUR FUND'S LONG-TERM PERFORMANCE,
                                                                                          PLEASE TURN THE PAGE.

AIM V.I. BASIC VALUE FUND

YOUR FUND'S LONG-TERM PERFORMANCE

=========================================

AVERAGE ANNUAL TOTAL RETURNS                 fluctuate so that you may have a gain or     will vary and will lower the total
                                             loss when you sell shares.                   return. Per NASD requirements, the most
As of 6/30/05                                                                             recent month-end performance data at the
                                                Series I and Series II shares invest      Fund level, excluding variable product
SERIES I SHARES                              in the same portfolio of securities and      charges, is available on this AIM
Inception (9/10/01)                 4.54%    will have substantially similar              automated information line, 866-702-4402.
 1 Year                             5.35     performance, except to the extent that       As mentioned above, for the most recent
                                             expenses borne by each class differ.         month-end performance including variable
SERIES II SHARES                                                                          product charges, please contact your
Inception (9/10/01)                 4.31        AIM V.I. Basic Value Fund, a series       variable product issuer or financial
 1 Year                             5.11     portfolio of AIM Variable Insurance          advisor.
                                             Funds, is currently offered through
=========================================    insurance companies issuing variable
                                             products. You cannot purchase shares of
The performance data quoted represent        the Fund directly. Performance figures
past performance and cannot guarantee        given represent the Fund and are not
comparable future results; current           intended to reflect actual variable
performance may be lower or higher.          product values. They do not reflect sales
Please contact your variable product         charges, expenses and fees assessed in
issuer or financial advisor for the most     connection with a variable product. Sales
recent month-end variable product            charges, expenses and fees, which are
performance. Performance figures reflect     determined by the variable product
Fund expenses, reinvested distributions      issuers,
and changes in net asset value.
Investment return and principal value
will



PRINCIPAL RISKS OF INVESTING IN THE FUND        The unmanaged LIPPER LARGE-CAP VALUE      OTHER INFORMATION
                                             FUND INDEX represents an average of the
Investing in small and mid-size companies    performance of the 30 largest                The returns shown in the management's
involves risks not associated with           large-capitalization value funds tracked     discussion of Fund performance are based
investing in more established companies,     by Lipper, Inc., an independent mutual       on net asset values calculated for
including business risk, significant         fund performance monitor.                    shareholder transactions. Generally
stock price fluctuations and illiquidity.                                                 accepted accounting principles require
                                                 The unmanaged Russell                    adjustments to be made to the net assets
   The Fund may invest up to 25% of its      1000--Registered Trademark-- Value Index     of the Fund at period end for financial
assets in the securities of non-U.S.         is a subset of the unmanaged Russell         reporting purposes, and as such, the net
issuers. International investing presents    1000--Registered Trademark-- Index,          asset values for shareholder transactions
certain risks not associated with            which represents the performance of the      and the returns based on those net asset
investing solely in the United States.       stocks of large-capitalization               values may differ from the net asset
These include risks relating to              companies; the Value subset measures the     values and returns reported in the
fluctuations in the value of the U.S.        performance of Russell 1000 companies        Financial Highlights. Additionally, the
dollar relative to the values of other       with lower price/book ratios and lower       returns and net asset values shown
currencies, the custody arrangements made    forecasted growth values.                    throughout this report are at the Fund
for the Fund's foreign holdings,                                                          level only and do not include variable
differences in accounting, political            The Fund is not managed to track the      product issuer charges. If such charges
risks and the lesser degree of public        performance of any particular index,         were included, the total returns would be
information required to be provided by       including the indexes defined here, and      lower.
non-U.S. companies.                          consequently, the performance of the Fund
                                             may deviate significantly from the              Industry classifications used in this
                                             performance of the indexes.                  report are generally according to the
ABOUT INDEXES USED IN THIS REPORT                                                         Global Industry Classification Standard,
                                                A direct investment cannot be made in     which was developed by and is the
The unmanaged Standard & Poor's              an index. Unless otherwise indicated,        exclusive property and a service mark of
Composite Index of 500 Stocks (the S&P       index results include reinvested             Morgan Stanley Capital International Inc.
500--Registered Trademark-- INDEX) is an     dividends, and they do not reflect sales     and Standard & Poor's.
index of common stocks frequently used       charges. Performance of an index of funds
as a general measure of U.S. stock           reflects fund expenses; performance of a
market performance.                          market index does not.

AIM V.I. BASIC VALUE FUND


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      You may use the information in this          Indexes" on the first page of
                                             table, together with the amount you          management's discussion of Fund
As a shareholder of the Fund, you incur      invested, to estimate the expenses that      performance.
ongoing costs, including management fees;    you paid over the period. Simply divide
distribution and/or service fees (12b-1);    your account value by $1,000 (for               The hypothetical account values and
and other Fund expenses. This example is     example, an $8,600 account value divided     expenses may not be used to estimate the
intended to help you understand your         by $1,000 = 8.6), then multiply the          actual ending account balance or expenses
ongoing costs (in dollars) of investing      result by the number in the table under      you paid for the period. You may use this
in the Fund and to compare these costs       the heading entitled "Actual Expenses        information to compare the ongoing costs
with ongoing costs of investing in other     Paid During Period" to estimate the          of investing in the Fund and other funds.
mutual funds. The example is based on an     expenses you paid on your account during     To do so, compare this 5% hypothetical
investment of $1,000 invested at the         this period.                                 example with the 5% hypothetical examples
beginning of the period and held for the                                                  that appear in the shareholder reports of
entire period January 1, 2005, through                                                    the other funds.
June 30, 2005.                               HYPOTHETICAL EXAMPLE FOR
                                             COMPARISON PURPOSES                             Please note that the expenses shown in
   The actual and hypothetical expenses                                                   the table are meant to highlight your
in the examples below do not represent       The table below also provides information    ongoing costs. Therefore, the
the effect of any fees or other expenses     about hypothetical account values and        hypothetical information is useful in
assessed in connection with a variable       hypothetical expenses based on the Fund's    comparing ongoing costs, and will not
product; if they did, the expenses shown     actual expense ratio and an assumed rate     help you determine the relative total
would be higher while the ending account     of return of 5% per year before expenses,    costs of owning different funds.
values shown would be lower.                 which is not the Fund's actual return.
                                             The Fund's actual cumulative total
ACTUAL EXPENSES                              returns at net asset value after expenses
                                             for the six months ended June 30, 2005,
The table below provides information         appear in the table "Fund vs.
about actual account values and actual
expenses.

====================================================================================================================================

                                                          ACTUAL                                   HYPOTHETICAL
                                                                                        (5% ANNUAL RETURN BEFORE EXPENSES)

                  BEGINNING ACCOUNT     ENDING ACCOUNT             EXPENSES         ENDING ACCOUNT                   EXPENSES
  SHARE                VALUE                VALUE                 PAID DURING           VALUE                       PAID DURING
  CLASS               (1/1/05)           (6/30/05)(1)              PERIOD(2)          (6/30/05)                      PERIOD(2)
Series I          $        1,000.00     $       998.30            $      4.76       $     1,020.03                  $      4.81
Series II                  1,000.00             997.40                   5.99             1,018.79                         6.06

(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2005, through June 30,
    2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended June 30, 2005, appear in the table "Fund vs. Indexes" on the first page of management's discussion of Fund performance.

(2) Expenses are equal to the Fund's annualized expense ratio (0.96% and 1.21% for Series I and Series II shares, respectively)
    multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

====================================================================================================================================

AIM V.I. BASIC VALUE FUND


APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM Variable        o The quality of services to be provided     ate serves as advisor with investment
Insurance Funds (the "Board") oversees       by AIM. The Board reviewed the               strategies comparable to those of the
the management of AIM V.I. Basic Value       credentials and experience of the            Fund; (iii) was higher than the
Fund (the "Fund") and, as required by        officers and employees of AIM who will       sub-advisory fee rates for an
law, determines annually whether to          provide investment advisory services to      unaffiliated mutual fund for which AIM
approve the continuance of the Fund's        the Fund. In reviewing the qualifications    serves as sub-advisor, although the total
advisory agreement with A I M Advisors,      of AIM to provide investment advisory        management fees paid by such unaffiliated
Inc. ("AIM"). Based upon the                 services, the Board reviewed the             mutual fund was higher than the advisory
recommendation of the Investments            qualifications of AIM's investment           fee rate for the Fund; and (iv) was
Committee of the Board, which is             personnel and considered such issues as      higher than the advisory fee rates for
comprised solely of independent trustees,    AIM's portfolio and product review           twenty separately managed wrap accounts
at a meeting held on June 30, 2005, the      process, various back office support         managed by an AIM affiliate, and lower
Board, including all of the independent      functions provided by AIM and AIM's          than the advisory fee rates for two
trustees, approved the continuance of the    equity and fixed income trading              separately managed wrap accounts managed
advisory agreement (the "Advisory            operations. Based on the review of these     by an AIM affiliate with investment
Agreement") between the Fund and AIM for     and other factors, the Board concluded       strategies comparable to those of the
another year, effective July 1, 2005.        that the quality of services to be           Fund. The Board noted that AIM has agreed
                                             provided by AIM was appropriate and that     to waive advisory fees of the Fund and to
   The Board considered the factors          AIM currently is providing satisfactory      limit the Fund's total operating
discussed below in evaluating the            services in accordance with the terms of     expenses, as discussed below. Based on
fairness and reasonableness of the           the Advisory Agreement.                      this review, the Board concluded that the
Advisory Agreement at the meeting on June                                                 advisory fee rate for the Fund under the
30, 2005 and as part of the Board's          o The performance of the Fund relative to    Advisory Agreement was fair and
ongoing oversight of the Fund. In their      comparable funds. The Board reviewed the     reasonable.
deliberations, the Board and the             performance of the Fund during the past
independent trustees did not identify any    one and three calendar years against the     o Fees relative to those of comparable
particular factor that was controlling,      performance of funds advised by other        funds with other advisors. The Board
and each trustee attributed different        advisors with investment strategies          reviewed the advisory fee rate for the
weights to the various factors.              comparable to those of the Fund. The         Fund under the Advisory Agreement. The
                                             Board noted that the Fund's performance      Board compared effective contractual
   One of the responsibilities of the        in such periods was above the median         advisory fee rates at a common asset
Senior Officer of the Fund, who is           performance of such comparable funds.        level and noted that the Fund's rate was
independent of AIM and AIM's affiliates,     Based on this review, the Board concluded    above the median rate of the funds
is to manage the process by which the        that no changes should be made to the        advised by other advisors with investment
Fund's proposed management fees are          Fund and that it was not necessary to        strategies comparable to those of the
negotiated to ensure that they are           change the Fund's portfolio management       Fund that the Board reviewed. The Board
negotiated in a manner which is at arm's     team at this time.                           noted that AIM has agreed to waive
length and reasonable. To that end, the                                                   advisory fees of the Fund and to limit
Senior Officer must either supervise a       o The performance of the Fund relative to    the Fund's total operating expenses, as
competitive bidding process or prepare an    indices. The Board reviewed the              discussed below. Based on this review,
independent written evaluation. The          performance of the Fund during the past      the Board concluded that the advisory fee
Senior Officer has recommended an            one and three calendar years against the     rate for the Fund under the Advisory
independent written evaluation in lieu of    performance of the Lipper Large-Cap Value    Agreement was fair and reasonable.
a competitive bidding process and, upon      Fund Index. The Board noted that the
the direction of the Board, has prepared     Fund's performance in such periods was       o Expense limitations and fee waivers.
such an independent written evaluation.      comparable to the performance of such        The Board noted that AIM has
Such written evaluation also considered      Index. Based on this review, the Board       contractually agreed to waive advisory
certain of the factors discussed below.      concluded that no changes should be made     fees of the Fund through December 31,
In addition, as discussed below, the         to the Fund and that it was not necessary    2009 to the extent necessary so that the
Senior Officer made certain                  to change the Fund's portfolio management    advisory fees payable by the Fund do not
recommendations to the Board in              team at this time.                           exceed a specified maximum advisory fee
connection with such written evaluation.                                                  rate, which maximum rate includes
                                             o Meeting with the Fund's portfolio          breakpoints and is based on net asset
   The discussion below serves as a          managers and investment personnel. With      levels. The Board considered the
summary of the Senior Officer's              respect to the Fund, the Board is meeting    contractual nature of this fee waiver and
independent written evaluation and           periodically with such Fund's portfolio      noted that it remains in effect until
recommendations to the Board in              managers and/or other investment             December 31, 2009. The Board also noted
connection therewith, as well as a           personnel and believes that such             that AIM has contractually agreed to
discussion of the material factors and       individuals are competent and able to        waive fees and/or limit expenses of the
the conclusions with respect thereto that    continue to carry out their                  Fund through April 30, 2006 so that total
formed the basis for the Board's approval    responsibilities under the Advisory          annual operating expenses are limited to
of the Advisory Agreement. After             Agreement.                                   a specified percentage of average daily
consideration of all of the factors below                                                 net assets for each class of the Fund.
and based on its informed business           o Overall performance of AIM. The Board      The Board considered the contractual
judgment, the Board determined that the      considered the overall performance of AIM    nature of this fee waiver and noted that
Advisory Agreement is in the best            in providing investment advisory and         it remains in effect until April 30,
interests of the Fund and its                portfolio administrative services to the     2006. The Board considered the effect
shareholders and that the compensation to    Fund and concluded that such performance     these fee waivers/expense limitations
AIM under the Advisory Agreement is fair     was satisfactory.                            would have on the Fund's estimated
and reasonable and would have been                                                        expenses and concluded that the levels of
obtained through arm's length                o Fees relative to those of clients of       fee waivers/expense limitations for the
negotiations.                                AIM with comparable investment               Fund were fair and reasonable.
                                             strategies. The Board reviewed the
o The nature and extent of the advisory      advisory fee rate for the Fund under the
services to be provided by AIM. The Board    Advisory Agreement. The Board noted that
reviewed the services to be provided by      this rate (i) was the same as the
AIM under the Advisory Agreement. Based      advisory fee rates for one mutual fund
on such review, the Board concluded that     advised by AIM with investment strategies
the range of services to be provided by      comparable to those of the Fund; (ii) was
AIM under the Advisory Agreement was         lower than the advisory fee rates for an
appropriate and that AIM currently is        offshore fund for which an AIM affili-
providing services in accordance with the
terms of the Advisory Agreement.                                                                                        (continued)

AIM V.I. BASIC VALUE FUND


o Breakpoints and economies of scale. The    o Independent written evaluation and         o Historical relationship between the
Board reviewed the structure of the          recommendations of the Fund's Senior         Fund and AIM. In determining whether to
Fund's advisory fee under the Advisory       Officer. The Board noted that, upon their    continue the Advisory Agreement for the
Agreement, noting that it includes three     direction, the Senior Officer of the Fund    Fund, the Board also considered the prior
breakpoints. The Board reviewed the level    had prepared an independent written          relationship between AIM and the Fund, as
of the Fund's advisory fees, and noted       evaluation in order to assist the Board      well as the Board's knowledge of AIM's
that such fees, as a percentage of the       in determining the reasonableness of the     operations, and concluded that it was
Fund's net assets, have decreased as net     proposed management fees of the AIM          beneficial to maintain the current
assets increased because the Advisory        Funds, including the Fund. The Board         relationship, in part, because of such
Agreement includes breakpoints. The Board    noted that the Senior Officer's written      knowledge. The Board also reviewed the
noted that, due to the Fund's current        evaluation had been relied upon by the       general nature of the non-investment
asset levels and the way in which the        Board in this regard in lieu of a            advisory services currently performed by
advisory fee breakpoints have been           competitive bidding process. In              AIM and its affiliates, such as
structured, the Fund has yet to fully        determining whether to continue the          administrative, transfer agency and
benefit from the breakpoints. The Board      Advisory Agreement for the Fund, the         distribution services, and the fees
noted that AIM has contractually agreed      Board considered the Senior Officer's        received by AIM and its affiliates for
to waive advisory fees of the Fund           written evaluation and the recommendation    performing such services. In addition to
through December 31, 2009 to the extent      made by the Senior Officer to the Board      reviewing such services, the trustees
necessary so that the advisory fees          that the Board consider implementing a       also considered the organizational
payable by the Fund do not exceed a          process to assist them in more closely       structure employed by AIM and its
specified maximum advisory fee rate,         monitoring the performance of the AIM        affiliates to provide those services.
which maximum rate includes breakpoints      Funds. The Board concluded that it would     Based on the review of these and other
and is based on net asset levels. The        be advisable to implement such a process     factors, the Board concluded that AIM and
Board concluded that the Fund's fee          as soon as reasonably practicable.           its affiliates were qualified to continue
levels under the Advisory Agreement                                                       to provide non-investment advisory
therefore reflect economies of scale and     o Profitability of AIM and its               services to the Fund, including
that it was not necessary to change the      affiliates. The Board reviewed               administrative, transfer agency and
advisory fee breakpoints in the Fund's       information concerning the profitability     distribution services, and that AIM and
advisory fee schedule.                       of AIM's (and its affiliates') investment    its affiliates currently are providing
                                             advisory and other activities and its        satisfactory non-investment advisory
o Investments in affiliated money market     financial condition. The Board considered    services.
funds. The Board also took into account      the overall profitability of AIM, as well
the fact that uninvested cash and cash       as the profitability of AIM in connection    o Other factors and current trends. In
collateral from securities lending           with managing the Fund. The Board noted      determining whether to continue the
arrangements (collectively, "cash            that AIM's operations remain profitable,     Advisory Agreement for the Fund, the
balances") of the Fund may be invested in    although increased expenses in recent        Board considered the fact that AIM, along
money market funds advised by AIM            years have reduced AIM's profitability.      with others in the mutual fund industry,
pursuant to the terms of an SEC exemptive    Based on the review of the profitability     is subject to regulatory inquiries and
order. The Board found that the Fund may     of AIM's and its affiliates' investment      litigation related to a wide range of
realize certain benefits upon investing      advisory and other activities and its        issues. The Board also considered the
cash balances in AIM advised money market    financial condition, the Board concluded     governance and compliance reforms being
funds, including a higher net return,        that the compensation to be paid by the      undertaken by AIM and its affiliates,
increased liquidity, increased               Fund to AIM under its Advisory Agreement     including maintaining an internal
diversification or decreased transaction     was not excessive.                           controls committee and retaining an
costs. The Board also found that the Fund                                                 independent compliance consultant, and
will not receive reduced services if it      o Benefits of soft dollars to AIM. The       the fact that AIM has undertaken to cause
invests its cash balances in such money      Board considered the benefits realized by    the Fund to operate in accordance with
market funds. The Board noted that, to       AIM as a result of brokerage transactions    certain governance policies and
the extent the Fund invests in affiliated    executed through "soft dollar"               practices. The Board concluded that these
money market funds, AIM has voluntarily      arrangements. Under these arrangements,      actions indicated a good faith effort on
agreed to waive a portion of the advisory    brokerage commissions paid by the Fund       the part of AIM to adhere to the highest
fees it receives from the Fund               and/or other funds advised by AIM are        ethical standards, and determined that
attributable to such investment. The         used to pay for research and execution       the current regulatory and litigation
Board further determined that the            services. This research is used by AIM in    environment to which AIM is subject
proposed securities lending program and      making investment decisions for the Fund.    should not prevent the Board from
related procedures with respect to the       The Board concluded that such                continuing the Advisory Agreement for the
lending Fund is in the best interests of     arrangements were appropriate.               Fund.
the lending Fund and its respective
shareholders. The Board therefore            o AIM's financial soundness in light of
concluded that the investment of cash        the Fund's needs. The Board considered
collateral received in connection with       whether AIM is financially sound and has
the securities lending program in the        the resources necessary to perform its
money market funds according to the          obligations under the Advisory Agreement,
procedures is in the best interests of       and concluded that AIM has the financial
the lending Fund and its respective          resources necessary to fulfill its
shareholders.                                obligations under the Advisory Agreement.

SCHEDULE OF INVESTMENTS

June 30, 2005
(Unaudited)


                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-95.54%

ADVERTISING-4.49%

Interpublic Group of Cos., Inc. (The)(a)        1,482,600   $ 18,058,068
------------------------------------------------------------------------
Omnicom Group Inc.                                248,300     19,829,238
========================================================================
                                                              37,887,306
========================================================================

AEROSPACE & DEFENSE-1.16%

Honeywell International Inc.                      266,700      9,769,221
========================================================================

APPAREL RETAIL-1.78%

Gap, Inc. (The)                                   758,450     14,979,387
========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-2.15%

Bank of New York Co., Inc. (The)                  630,150     18,135,717
========================================================================

BREWERS-0.78%

Molson Coors Brewing Co.-Class B                  106,200      6,584,400
========================================================================

BUILDING PRODUCTS-4.01%

American Standard Cos. Inc.                       454,150     19,037,968
------------------------------------------------------------------------
Masco Corp.                                       465,400     14,781,104
========================================================================
                                                              33,819,072
========================================================================

COMMUNICATIONS EQUIPMENT-0.51%

Motorola, Inc.                                    234,250      4,277,405
========================================================================

COMPUTER STORAGE & PERIPHERALS-0.74%

Lexmark International, Inc.-Class A(a)             96,400      6,249,612
========================================================================

CONSUMER ELECTRONICS-1.20%

Koninklijke (Royal) Philips Electronics
  N.V.-New York Shares (Netherlands)              401,850     10,122,601
========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-4.53%

Ceridian Corp.(a)                                 705,250     13,738,270
------------------------------------------------------------------------
First Data Corp.                                  608,850     24,439,239
========================================================================
                                                              38,177,509
========================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-2.34%

Cendant Corp.                                     880,450     19,695,666
========================================================================

ENVIRONMENTAL & FACILITIES SERVICES-2.63%

Waste Management, Inc.                            781,550     22,149,127
========================================================================

FOOD RETAIL-3.09%

Kroger Co. (The)(a)                               871,500     16,584,645
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

FOOD RETAIL-(CONTINUED)

Safeway Inc.                                      418,750   $  9,459,562
========================================================================
                                                              26,044,207
========================================================================

GENERAL MERCHANDISE STORES-1.92%

Target Corp.                                      298,100     16,219,621
========================================================================

HEALTH CARE DISTRIBUTORS-7.06%

Cardinal Health, Inc.                             594,600     34,237,068
------------------------------------------------------------------------
McKesson Corp.                                    564,150     25,268,278
========================================================================
                                                              59,505,346
========================================================================

HEALTH CARE EQUIPMENT-1.86%

Waters Corp.(a)                                   421,500     15,667,155
========================================================================

HEALTH CARE FACILITIES-2.38%

HCA Inc.                                          353,000     20,004,510
========================================================================

INDUSTRIAL CONGLOMERATES-3.77%

Tyco International Ltd. (Bermuda)               1,089,750     31,820,700
========================================================================

INDUSTRIAL MACHINERY-1.03%

Parker Hannifin Corp.                             139,950      8,678,300
========================================================================

INVESTMENT BANKING & BROKERAGE-4.08%

Merrill Lynch & Co., Inc.                         297,750     16,379,228
------------------------------------------------------------------------
Morgan Stanley                                    342,850     17,989,340
========================================================================
                                                              34,368,568
========================================================================

LEISURE PRODUCTS-0.41%

Mattel, Inc.                                      187,000      3,422,100
========================================================================

MANAGED HEALTH CARE-3.50%

UnitedHealth Group Inc.                           565,700     29,495,598
========================================================================

MOVIES & ENTERTAINMENT-2.15%

Walt Disney Co. (The)                             721,050     18,156,039
========================================================================

MULTI-LINE INSURANCE-1.96%

Genworth Financial Inc.-Class A                   545,100     16,478,373
========================================================================

OIL & GAS DRILLING-2.80%

ENSCO International Inc.                          137,700      4,922,775
------------------------------------------------------------------------
Transocean Inc. (Cayman Islands)(a)               346,850     18,719,495
========================================================================
                                                              23,642,270
========================================================================

OIL & GAS EQUIPMENT & SERVICES-4.49%

Halliburton Co.                                   528,100     25,253,742
------------------------------------------------------------------------
Weatherford International Ltd. (Bermuda)(a)       217,550     12,613,549
========================================================================
                                                              37,867,291
========================================================================

                           AIM V.I. BASIC VALUE FUND


                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

OTHER DIVERSIFIED FINANCIAL SERVICES-5.49%

Citigroup Inc.                                    469,750   $ 21,716,543
------------------------------------------------------------------------
JPMorgan Chase & Co.                              696,490     24,600,027
========================================================================
                                                              46,316,570
========================================================================

PACKAGED FOODS & MEATS-1.50%

Unilever N.V. (Netherlands)(b)                    195,500     12,661,958
========================================================================

PHARMACEUTICALS-7.94%

Pfizer Inc.                                       742,400     20,475,392
------------------------------------------------------------------------
Sanofi-Aventis (France)(b)                        361,928     29,642,321
------------------------------------------------------------------------
Wyeth                                             378,500     16,843,250
========================================================================
                                                              66,960,963
========================================================================

PROPERTY & CASUALTY INSURANCE-2.20%

ACE Ltd. (Cayman Islands)                         413,450     18,543,233
========================================================================

SEMICONDUCTOR EQUIPMENT-0.97%

Novellus Systems, Inc.(a)                         329,200      8,134,532
========================================================================

SPECIALIZED CONSUMER SERVICES-1.98%

H&R Block, Inc.                                   286,650     16,726,028
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------


SYSTEMS SOFTWARE-3.40%

Computer Associates International, Inc.         1,042,776   $ 28,655,484
========================================================================

THRIFTS & MORTGAGE FINANCE-5.24%

Fannie Mae                                        430,850     25,161,640
------------------------------------------------------------------------
MGIC Investment Corp.                             151,450      9,877,569
------------------------------------------------------------------------
Radian Group Inc.                                 193,250      9,125,265
========================================================================
                                                              44,164,474
========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $657,880,228)                          805,380,343
========================================================================

MONEY MARKET FUNDS-4.97%

Liquid Assets Portfolio-Institutional
  Class(c)                                     20,924,740     20,924,740
------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(c)    20,924,740     20,924,740
========================================================================
    Total Money Market Funds (Cost
      $41,849,480)                                            41,849,480
========================================================================
TOTAL INVESTMENTS-100.51% (Cost $699,729,708)                847,229,823
========================================================================
OTHER ASSETS LESS LIABILITIES-(0.51%)                         (4,274,566)
========================================================================
NET ASSETS-100.00%                                          $842,955,257
________________________________________________________________________
========================================================================

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at June 30, 2005 was $42,304,279, which represented 4.99% of the Fund's Total Investments. See Note 1A.
(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying notes which are an integral part of the financial statements.
                           AIM V.I. BASIC VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005
(Unaudited)

ASSETS:

Investments, at market value (cost
  $657,880,228)                                  $805,380,343
-------------------------------------------------------------
Investments in affiliated money market funds
  (cost $41,849,480)                               41,849,480
=============================================================
    Total investments (cost $699,729,708)         847,229,823
=============================================================
Receivables for:
  Investments sold                                  1,517,981
-------------------------------------------------------------
  Fund shares sold                                    232,247
-------------------------------------------------------------
  Dividends                                           592,896
-------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                 22,063
-------------------------------------------------------------
Other assets                                            4,438
=============================================================
    Total assets                                  849,599,448
_____________________________________________________________
=============================================================

LIABILITIES:

Payables for:
  Investments purchased                             5,139,402
-------------------------------------------------------------
  Fund shares reacquired                              397,350
-------------------------------------------------------------
  Trustee deferred compensation and retirement
    plans                                              41,553
-------------------------------------------------------------
Accrued administrative services fees                  830,850
-------------------------------------------------------------
Accrued distribution fees -- Series II                216,229
-------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                                186
-------------------------------------------------------------
Accrued operating expenses                             18,621
=============================================================
    Total liabilities                               6,644,191
=============================================================
Net assets applicable to shares outstanding      $842,955,257
_____________________________________________________________
=============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                    $670,250,830
-------------------------------------------------------------
Undistributed net investment income                 1,739,777
-------------------------------------------------------------
Undistributed net realized gain from investment
  securities and foreign currencies                23,466,266
-------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies               147,498,384
=============================================================
                                                 $842,955,257
_____________________________________________________________
=============================================================

NET ASSETS:

Series I                                         $489,461,719
_____________________________________________________________
=============================================================
Series II                                        $353,493,538
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Series I                                           41,400,817
_____________________________________________________________
=============================================================
Series II                                          30,141,272
_____________________________________________________________
=============================================================
Series I:
  Net asset value per share                      $      11.82
_____________________________________________________________
=============================================================
Series II:
  Net asset value per share                      $      11.73
_____________________________________________________________
=============================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 2005
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $178,903)                                      $  5,485,836
-------------------------------------------------------------
Dividends from affiliated money market funds          280,795
=============================================================
    Total investment income                         5,766,631
=============================================================

EXPENSES:

Advisory fees                                       2,960,081
-------------------------------------------------------------
Administrative services fees                        1,117,922
-------------------------------------------------------------
Custodian fees                                         35,032
-------------------------------------------------------------
Distribution fees -- Series II                        432,871
-------------------------------------------------------------
Transfer agent fees                                    13,241
-------------------------------------------------------------
Trustees' and officer's fees and benefits              17,826
-------------------------------------------------------------
Other                                                  48,206
=============================================================
    Total expenses                                  4,625,179
=============================================================
Less: Fees waived                                    (199,287)
=============================================================
    Net expenses                                    4,425,892
=============================================================
Net investment income                               1,340,739
=============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                            15,258,195
-------------------------------------------------------------
  Foreign currencies                                  (92,327)
=============================================================
                                                   15,165,868
=============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                           (18,054,929)
-------------------------------------------------------------
  Foreign currencies                                     (323)
=============================================================
                                                  (18,055,252)
=============================================================
Net gain (loss) from investment securities and
  foreign currencies                               (2,889,384)
=============================================================
Net increase (decrease) in net assets resulting
  from operations                                $ (1,548,645)
_____________________________________________________________
=============================================================

See accompanying notes which are an integral part of the financial statements.
                           AIM V.I. BASIC VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2005 and the year ended December 31, 2004 (Unaudited)

                                                                JUNE 30,      DECEMBER 31,
                                                                  2005            2004
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  1,340,739    $    463,473
------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                  15,165,868      16,587,227
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies               (18,055,252)     61,496,532
==========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 (1,548,645)     78,547,232
==========================================================================================
Share transactions-net:
  Series I                                                      (6,654,831)    141,562,360
------------------------------------------------------------------------------------------
  Series II                                                        716,642      67,072,182
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (5,938,189)    208,634,542
==========================================================================================
    Net increase (decrease) in net assets                       (7,486,834)    287,181,774
==========================================================================================

NET ASSETS:

  Beginning of period                                          850,442,091     563,260,317
==========================================================================================
  End of period (including undistributed net investment
    income of $1,739,777 and $399,038, respectively)          $842,955,257    $850,442,091
__________________________________________________________________________________________
==========================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Basic Value Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty-eight separate portfolios. The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products"). Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period, including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by

                           AIM V.I. BASIC VALUE FUND
     an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

                           AIM V.I. BASIC VALUE FUND

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $500 million                                            0.725%
--------------------------------------------------------------------
Next $500 million                                             0.70%
--------------------------------------------------------------------
Next $500 million                                             0.675%
--------------------------------------------------------------------
Over $1.5 billion                                             0.65%
____________________________________________________________________
====================================================================


    Through December 31, 2009, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund based on the Fund's average daily net assets do not exceed the annual rate of:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $250 million                                            0.695%
--------------------------------------------------------------------
Next $250 million                                             0.67%
--------------------------------------------------------------------
Next $500 million                                             0.645%
--------------------------------------------------------------------
Next $1.5 billion                                             0.62%
--------------------------------------------------------------------
Next $2.5 billion                                             0.595%
--------------------------------------------------------------------
Next $2.5 billion                                             0.57%
--------------------------------------------------------------------
Next $2.5 billion                                             0.545%
--------------------------------------------------------------------
Over $10 billion                                              0.52%
____________________________________________________________________
====================================================================


    AIM has also contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets, through April 30, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. AIM did not waive fees and/or reimburse expenses during the period under this expense limitation.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended June 30, 2005, AIM waived fees of $199,287.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expense. For the six months ended June 30, 2005, AMVESCAP's expense reimbursement was less than $100.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by participants; and the servicing of participants' accounts. Pursuant to such

                           AIM V.I. BASIC VALUE FUND
agreement, for the six months ended June 30, 2005, AIM was paid $100,182 for accounting and fund administrative services and reimbursed $1,017,740 for services provided by insurance companies.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. For the six months ended June 30, 2005, the Fund paid AISI $13,241.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. Pursuant to the Plan, for the six months ended June 30, 2005, the Series II shares paid $432,871.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the SEC and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               12/31/04          AT COST          FROM SALES       (DEPRECIATION)      06/30/05        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $11,460,610      $37,659,192       $(28,195,062)         $   --         $20,924,740     $139,641       $   --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
  Class            11,460,610       37,659,192        (28,195,062)             --          20,924,740      141,154           --
==================================================================================================================================
  Total           $22,921,220      $75,318,384       $(56,390,124)         $   --         $41,849,480     $280,795       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee of the Fund who is not an "interested person" of the AIM Funds. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    In addition to the above, "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to the Senior Officer of the AIM Funds.

    During the six months ended June 30, 2005, the Fund paid legal fees of $3,521 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

                           AIM V.I. BASIC VALUE FUND

    During the six months ended June 30, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of December 31, 2004.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2005 was $42,484,422 and $64,748,685, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $163,110,224
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (16,810,269)
==============================================================================
Net unrealized appreciation of investment securities             $146,299,955
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $700,929,868.

NOTE 8--SHARE INFORMATION

                                           CHANGES IN SHARES OUTSTANDING(a)
----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                    JUNE 30, 2005               DECEMBER 31, 2004
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                     5,363,176    $ 62,356,890    13,734,851    $149,824,539
----------------------------------------------------------------------------------------------------------------------
  Series II                                                    3,437,847      39,794,366    11,573,153     125,795,937
======================================================================================================================
Issued in connection with acquisitions:(b)
  Series I                                                            --              --     2,495,812      27,079,556
======================================================================================================================
Reacquired:
  Series I                                                    (5,934,001)    (69,011,721)   (3,284,585)    (35,341,735)
----------------------------------------------------------------------------------------------------------------------
  Series II                                                   (3,372,098)    (39,077,724)   (5,416,314)    (58,723,755)
======================================================================================================================
                                                                (505,076)   $ (5,938,189)   19,102,917    $208,634,542
______________________________________________________________________________________________________________________
======================================================================================================================

(a) There are six entities that are each record owners of more than 5% of the outstanding shares of the Fund and in aggregate they own 77% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.
(b) As of the opening of business on May 3, 2004, the Fund acquired all of the net assets of LSA Basic Value Fund, pursuant to a plan of reorganization approved by the Trustees of the Fund on December 10, 2003 and by LSA Basic Value Fund shareholders on March 26, 2004. The acquisition was accomplished by a tax-free exchange of 2,495,812 shares of the Fund for 2,644,386 shares of LSA Basic Value Fund outstanding as of the close of business on April 30, 2004. LSA Basic Value Fund's net assets at that date of $27,079,556, including $3,492,199 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $657,224,099.

                           AIM V.I. BASIC VALUE FUND

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                          SERIES I
                                                           ----------------------------------------------------------------------
                                                                                                               SEPTEMBER 10, 2001
                                                           SIX MONTHS                                           (DATE OPERATIONS
                                                             ENDED              YEAR ENDED DECEMBER 31,          COMMENCED) TO
                                                            JUNE 30,        -------------------------------       DECEMBER 31,
                                                              2005            2004        2003       2002             2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $  11.84        $  10.66    $   7.98    $ 10.25         $ 10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.02            0.02        0.00       0.02(a)         0.01
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                (0.04)           1.16        2.68      (2.29)           0.25
=================================================================================================================================
    Total from investment operations                           (0.02)           1.18        2.68      (2.27)           0.26
=================================================================================================================================
Less dividends from net investment income                         --              --       (0.00)     (0.00)          (0.01)
=================================================================================================================================
Net asset value, end of period                              $  11.82        $  11.84    $  10.66    $  7.98         $ 10.25
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                (0.17)%         11.07%      33.63%    (22.15)%          2.63%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $489,462        $496,837    $309,384    $97,916         $19,638
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                0.96%(c)        1.02%       1.04%      1.16%           1.27%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             1.01%(c)        1.02%       1.04%      1.16%           2.61%(d)
=================================================================================================================================
Ratio of net investment income to average net assets            0.43%(c)        0.17%       0.01%      0.18%           0.28%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                         5%             14%         18%        22%              4%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c) Ratios are annualized and based on average daily net assets of $485,722,730.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                           AIM V.I. BASIC VALUE FUND

                                                                                       SERIES II
                                                       --------------------------------------------------------------------------
                                                                                                               SEPTEMBER 10, 2001
                                                       SIX MONTHS                                               (DATE OPERATIONS
                                                         ENDED              YEAR ENDED DECEMBER 31,              COMMENCED) TO
                                                        JUNE 30,        --------------------------------          DECEMBER 31,
                                                          2005            2004        2003        2002                2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $  11.76        $  10.61    $   7.96    $  10.25             $10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                              0.01           (0.01)      (0.02)      (0.01)(a)           0.00
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                            (0.04)           1.16        2.67       (2.28)              0.26
=================================================================================================================================
    Total from investment operations                       (0.03)           1.15        2.65       (2.29)              0.26
=================================================================================================================================
Less dividends from net investment income                     --              --       (0.00)      (0.00)             (0.01)
=================================================================================================================================
Net asset value, end of period                          $  11.73        $  11.76    $  10.61    $   7.96             $10.25
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                            (0.26)%         10.84%      33.29%     (22.34)%             2.58%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $353,494        $353,605    $253,877    $104,597             $  513
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements            1.21%(c)        1.27%       1.29%       1.41%              1.44%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements         1.26%(c)        1.27%       1.29%       1.41%              2.88%(d)
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                    0.18%(c)       (0.08)%     (0.24)%     (0.07)%             0.12%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                     5%             14%         18%         22%                 4%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c) Ratios are annualized and based on average daily net assets of $349,166,413.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

NOTE 10--CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS

On December 1, 2004, the Audit Committee (the "Audit Committee") of the Board of Trustees (the "Board") of the Trust appointed PricewaterhouseCoopers LLP ("PWC") as the independent registered public accounting firm of the Fund for the fiscal year ending December 31, 2005. Such appointment was ratified and approved by the Independent Trustees of the Board. Tait, Weller & Baker ("TAIT") was the Fund's independent registered public accounting firm for the prior reporting period. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds with December 31 year ends. On May 5, 2005, the Trust obtained a formal resignation from TAIT as the independent registered public accounting firm of the Fund.

    TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction would have caused TAIT to make reference to that matter in connection with such reports.

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) is being created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI agreed to create a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be

                           AIM V.I. BASIC VALUE FUND
distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

    - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

    - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

                           AIM V.I. BASIC VALUE FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
                                  President                                     Suite 100
Frank S. Bayley                                                                 Houston, TX 77046-1173
                                  Mark H. Williamson
James T. Bunch                    Executive Vice President                      INVESTMENT ADVISOR
                                                                                A I M Advisors, Inc.
Bruce L. Crockett                 Lisa O. Brinkley                              11 Greenway Plaza
Chair                             Senior Vice President and Chief Compliance    Suite 100
                                  Officer                                       Houston, TX 77046-1173
Albert R. Dowden
                                  Russell C. Burk                               TRANSFER AGENT
Edward K. Dunn Jr.                Senior Vice President (Senior Officer)        AIM Investment Services, Inc.
                                                                                P.O. Box 4739
Jack M. Fields                    Kevin M. Carome                               Houston, TX 77210-4739
                                  Senior Vice President, Secretary and Chief
Carl Frischling                   Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
Robert H. Graham                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President and Treasurer                  Boston, MA 02110-2801
Gerald J. Lewis
                                                                                COUNSEL TO THE FUND
Prema Mathai-Davis                Robert G. Alley                               Foley & Lardner LLP
                                  Vice President                                3000 K N.W., Suite 500
Lewis F. Pennock                                                                Washington, D.C. 20007-5111

Ruth H. Quigley                   J. Philip Ferguson                            COUNSEL TO THE INDEPENDENT TRUSTEES
                                  Vice President                                Kramer, Levin, Naftalis & Frankel LLP
Larry Soll                                                                      1177 Avenue of the Americas
                                  Mark D. Greenberg                             New York, NY 10036-2714
Mark H. Williamson                Vice President
                                                                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                  William R. Keithler                           11 Greenway Plaza
                                  Vice President                                Suite 100
                                                                                Houston, TX 77046-1173
                                  Karen Dunn Kelley
                                  Vice President

                           AIM V.I. BASIC VALUE FUND

                                                         AIM V.I. BLUE CHIP FUND
                               Semiannual Report to Shareholders o June 30, 2005



           AIM V.I. BLUE CHIP FUND seeks to provide long-term growth of capital.


UNLESS OTHERWISE STATED, INFORMATION PRESENTED IN THIS REPORT IS AS OF JUNE 30, 2005, AND IS BASED ON TOTAL NET ASSETS.




================================================================================
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or 1-800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-7452 and 33-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 1-800-410-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2005, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS AND VARIABLE PRODUCT PROSPECTUS, WHICH CONTAIN MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ EACH CAREFULLY BEFORE INVESTING.

================================================================================

[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--


NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIM V.I. BLUE CHIP FUND

MANAGEMENT'S DISCUSSION                                                                       We follow a "conservative growth"
OF FUND PERFORMANCE                                                                        strategy, investing in market leaders
======================================================================================     that have attractive growth and value
                                                                                           characteristics:
PERFORMANCE SUMMARY
                                             =========================================     o growth--we seek companies with the
For the six months ended June 30, 2005,                                                    potential for sustainable, long-term
AIM V.I. Blue Chip Fund delivered negative    FUND VS. INDEXES                              earnings, revenue and cash flow growth
returns, lagging the S&P 500 Index in a
difficult market--one that was               TOTAL RETURNS,12/31/04-6/30/05,EXCLUDING      o value--we seek companies whose stocks
particularly difficult for large-cap         VARIABLE PRODUCT ISSUER CHARGES. IF           are trading at attractive valuations
growth stocks, such as the type in which     VARIABLE PRODUCT ISSUER CHARGES WERE          relative to their potential growth rates
the Fund invests. The Fund underperformed    INCLUDED, RETURNS WOULD BE LOWER.
its style-specific index, which also                                                        We construct the portfolio using a
produced negative returns.                   Series I Shares                    -2.77%     bottom-up strategy, focusing on stocks
                                                                                           rather than industries or sectors. While
   The Fund's underperformance relative      Series II Shares                   -2.79      there are no formal sector guidelines or
to its style-specific index was due                                                        constraints, internal controls and
largely to weak stock selection in the       Standard & Poor's Composite Index             proprietary software help us monitor risk
industrials sector. The Fund was             of 500 Stocks (S&P 500 Index)                 levels and sector concentration.
overweight in that sector compared to its    (Broad Market Index)               -0.81
index, and the Fund's industrials                                                             Our sell process seeks to identify
holdings, as a group, fared worse than       Russell 1000 Growth Index                     deterioration in the underlying reasons
those of its index. Also, the Fund's         (Style-specific Index)             -1.72      that a stock was initially purchased.
information technology holdings                                                            Conditions that may cause us to reduce
                                             Lipper Large-Cap Growth Fund Index            or sell a position include:
                                              (Peer Group Index)                -1.28
                                                                                           o deterioration in business prospects
                                              SOURCE: LIPPER,INC.
                                                                                           o worsening competitive position
                                             =========================================
                                                                                           o slowing earnings growth
                                             generally underperformed those held by
                                             its style-specific index.                     o extended valuation

                                                                                           o more attractive investment
======================================================================================     opportunities

HOW WE INVEST                                and cash flow growth that is not yet          MARKET CONDITIONS AND YOUR FUND
                                             reflected in investor expectations or
We believe growth investors succeed when     equity valuations.                            The market rally that began in late 2004
the market underestimates the pace,                                                        faded during the early months of 2005.
persistence and implications of positive        Quantitative analysis focuses on the       During the first half of 2005, the market
change--such as new products,                level, growth rate and sustainability of      lost ground and then gained ground,
breakthrough technologies or an upgraded     earnings, revenue and cash flow, ranking      finally closing not far from where it
management team. We believe such changes     investment candidates on absolute and         began. The market's indecision was the
often lead to higher growth rates, cash      relative attractiveness. Fundamental          result of record-high energy prices and
flow and profit margins. Our investment      analysis seeks to define a company's key      rising short-term interest rates, among
process combines quantitative and            drivers of success and to assess their        other factors. In contrast with the stock
fundamental analysis to uncover companies    durability. We review financial               market, U.S. gross domestic product, the
exhibiting long-term, sustainable            statements and earnings reports, the          broadest measure of the nation's overall
earnings                                     company's structure, business model and       economic activity, expanded strongly
                                             management team, the competitive              throughout the first half of 2005.
                                             environment and market opportunities.

=========================================    =========================================     =========================================
PORTFOLIO COMPOSITION
                                             TOP 10 INDUSTRIES*                            TOP 10 EQUITY HOLDINGS*
By sector
                                              1. Pharmaceuticals                  7.1%      1. Exxon Mobil Corp.                3.9%
 1. Information Technology          21.7%
                                              2. Systems Software                 5.2       2. Johnson & Johnson                3.1
 2. Health Care                     18.7
                                              3. Industrial Conglomerates         4.5       3. General Electric Co.             2.9
 3. Financials                      15.0
                                              4. Semiconductors                   4.4       4. Citigroup Inc.                   2.6
 4. Consumer Discretionary          10.6
                                              5. Integrated Oil & Gas             3.9       5. Microsoft Corp.                  2.5
 5. Industrials                     10.5
                                              6. Health Care Equipment            3.9       6. Dell Inc.                        2.2
 6. Energy                           8.2
                                              7. Other Diversified Financial                7. UnitedHealth Group Inc.          2.1
 7. Consumer Staples                 7.0         Services                         3.8
                                                                                            8. Cisco Systems, Inc.              2.0
 8. Materials                        2.1      8. Communications Equipment         3.5
                                                                                            9. Wal-Mart Stores, Inc.            2.0
 9. Utilities                        1.8      9. Managed Health Care              3.3
                                                                                           10. Procter & Gamble Co. (The)       1.9
10. Telecommunication Services       1.5     10. Investment Banking & Brokerage   3.2
                                                                                           TOTAL NET ASSETS          $123.0 MILLION
    Money Market Funds and
    Treasuries Plus Other Assets                                                           TOTAL NUMBER OF HOLDINGS*             90
    Less Liabilities                 2.9

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*Excluding U.S. Treasury securities and money market fund holdings.

=========================================    =========================================     =========================================

AIM V.I. BLUE CHIP FUND

   For the reporting period, returns of      the sector. The sector's poor performance     IN CLOSING
indexes representing small- and large-cap    was due in part to the fact that
stocks were similar, returning less than     companies generally remained hesitant to      Large-cap growth stocks seemed well
1%. Mid-cap stocks performed                 commit to major information technology        positioned at the close of the reporting
significantly better, returning more than    improvements until economic and industry      period. In our view, several factors
4% for the period. Value stocks              trends became clearer. We were encouraged     favored such stocks, including reasonable
consistently outperformed growth stocks      that during the final month of the            valuations, a moderately strong economy
across all capitalization levels for the     reporting period, many information            and significant cash reserves on many
six months ended June 30, 2005. The Fund     technology stocks rallied somewhat.           companies' balance sheets. We thank you
invests the bulk of its assets in stocks                                                   for your continued investment in AIM V.I.
of large-cap growth companies, and that         Holdings that contributed to Fund          Blue Chip Fund.
strategy had a negative effect on            performance included EXXONMOBIL and
performance for the reporting period.        UNITEDHEALTH GROUP.                           The views and opinions expressed in
                                                                                           management's discussion of Fund
   Throughout the reporting period, we       o The world's largest publicly traded         performance are those of A I M Advisors,
were invested in all 10 sectors of the       energy company, ExxonMobil has benefited      Inc. These views and opinions are subject
economy. Keep in mind that depending on      from strong, sustained oil and gas            to change at any time based on factors
market conditions, the Fund's bottom-up      prices. The company's operating earnings      such as market and economic conditions.
research may result in a lack of exposure    have grown significantly in recent            These views and opinions may not be
to one or more sectors of the economy.       quarters due to strong pricing and            relied upon as investment advice or
Because sector performance is among the      margins. We believe energy prices may         recommendations, or as an offer for a
factors that affect the Fund's short-term    remain strong for some time to come,          particular security. The information is
performance, it can be helpful to recount    prompting us to continue to hold              not a complete analysis of every aspect
some generalizations about sector            ExxonMobil.                                   of any market, country, industry,
performance during the reporting period.                                                   security or the Fund. Statements of fact
                                             o Health benefit provider UnitedHealth        are from sources considered reliable, but
   Relative to its style-specific index,     Group has reported strong and consistent      A I M Advisors, Inc. makes no
the Fund was significantly overweight in     earnings growth in recent years by            representation or warranty as to their
the energy sector for the reporting          raising premiums, adding new members          completeness or accuracy. Although
period, and that helped performance. We      (largely by acquiring competitors) and        historical performance is no guarantee of
were overweight in the energy equipment      holding down costs. Because we believe        future results, these insights may help
and services segment of the sector, which    management can continue such trends, we       you understand our investment management
includes manufacturers of equipment,         continued to hold the stock. Stocks that      philosophy.
including drilling rigs, drilling            hindered Fund performance included EBAY
contractors and providers of supplies and    and WAL-MART.
services to companies involved in the                                                                     MONIKA H. DEGAN, Chartered
drilling, evaluation and completion of       o EBAY is the largest online market for          [DEGAN      Financial Analyst, senior
oil and gas wells. We added to the Fund's    the sale of goods and services by                PHOTO]      portfolio manager, is the
energy holdings in recent months as we       consumers and small businesses. Investors                    lead manager of AIM V.I.
saw evidence that the sector may be          reacted negatively to the company's                          Blue Chip Fund. Ms. Degan
experiencing a period of sustained           year-over-year U.S. earnings growth           joined AIM in 1995 and was promoted to
growth.                                      figures, announced in January, which          her current position in 1997. She
                                             caused the stock to decline for much of       received a B.B.A. in finance and an
   While the Fund was underweight health     the reporting period. We believe              M.B.A. in finance and international
care stocks relative to its benchmark        investors overreacted to short-term           business, both from the University of
indexes, such stocks contributed to Fund     trends and consider eBay's long-term          Houston. Monika Degan is no longer a
performance for the reporting period. In     prospects to be positive. We believe eBay     manager of the Fund.
a generally weak market, investors           is an exceptionally well managed company
favored health care stocks, many of which    that dominates its market, and we                Monika Degan is no longer
paid dividends and were viewed as trading    continued to hold the stock at the close      a manager of the Fund.
at low valuations relative to the market     of the reporting period.
as a whole. Health care services and
equipment stocks were the top performers     o WAL-MART remains the world's largest                       KIRK L. ANDERSON, port-
within the sector, while biotechnology       retailer, but its stock price has               [ANDERSON    folio manager, is a
stocks declined significantly during the     suffered as competitors, most notably             PHOTO]     portfolio manager of AIM
period. Pharmaceutical stocks did well in    Target (not a Fund holding), have                            V.I. Blue Chip Fund. Mr.
the second quarter. At the close of the      successfully attracted shoppers with low                     Anderson joined AIM in
reporting period, the Fund remained          prices and more enticing shopping             1994 in the fund services area. He
underweight the sector relative to its       environments--and as Wal-Mart's labor         moved to portfolio administration in
benchmark indexes.                           practices and corporate citizenship have      1995, became an analyst in 1997, and was
                                             come under scrutiny. Nonetheless,             named a portfolio manager in 2003. Mr.
   Information technology holdings had a     Wal-Mart remains the undisputed market        Anderson earned a B.A. in political
generally negative effect on Fund            leader in the highly competitive retail       science from Texas A&M University and an
performance for the reporting period. The    industry, and we continued to hold the        M.S. in finance from the University of
percentage of Fund assets invested in the    stock at the close of the reporting           Houston.
sector declined as a result of market        period.
movements, but this decline was partially                                                  Assisted by the Large Cap Growth Team
offset by additional purchases in
                                                                                           Effective July 1, 2005, after the
                                                                                           close of the reporting period, Kirk L.
                                                                                           Anderson was named lead portfolio manager
                                                                                           of AIM V.I. Blue Chip Fund.

                                                                                                    [RIGHT ARROW GRAPHIC]

                                                                                           FOR A DISCUSSION OF RISKS OF INVESTING IN
                                                                                           YOUR FUND, INDEXES USED IN THIS REPORT
                                                                                           AND YOUR FUND'S LONG-TERM PERFORMANCE,
                                                                                           PLEASE TURN THE PAGE.

AIM V.I. BLUE CHIP FUND

YOUR FUND'S LONG-TERM PERFORMANCE

=========================================
AVERAGE ANNUAL TOTAL RETURNS                 December 29, 1999. The inception date of      rently offered through insurance
                                             Series II shares is March 13, 2002. The       companies issuing variable products. You
As of 6/30/05                                Series I and Series II shares invest in       cannot purchase shares of the Fund
                                             the same portfolio of securities and will     directly. Performance figures given
SERIES I SHARES                              have substantially similar performance,       represent the Fund and are not intended
Inception (12/29/99)               -7.05%    except to the extent that expenses borne      to reflect actual variable product
  5 Years                          -8.55     by each class differ.                         values. They do not reflect sales
  1 Year                            1.01                                                   charges, expenses and fees assessed in
                                                The performance data quoted represent      connection with a variable product. Sales
SERIES II SHARES                             past performance and cannot guarantee         charges, expenses and fees, which are
Inception                          -7.28%    comparable future results; current            determined by the variable product
  5 Years                          -8.79     performance may be lower or higher.           issuers, will vary and will lower the
  1 Year                            0.76     Please contact your variable product          total return.
                                             issuer or financial advisor for the most
=========================================    recent month-end variable product                Per NASD requirements, the most recent
                                             performance. Performance figures reflect      month-end performance data at the Fund
Returns since the inception date of          Fund expenses, reinvested distributions       level, excluding variable product
Series II shares are historical. All         and changes in net asset value.               charges, is available on this AIM
other returns are the blended returns of     Investment return and principal value         automated information line, 866-702-4402.
the historical performance of Series II      will fluctuate so that you may have a         As mentioned above, for the most recent
shares since their inception and the         gain or loss when you sell shares.            month-end performance including variable
restated historical performance of Series                                                  product charges, please contact your
I shares (for periods prior to inception        AIM V.I. Blue Chip Fund, a series          variable product issuer or financial
of the Series II shares) adjusted to         portfolio of AIM Variable Insurance           advisor.
reflect the higher Rule 12b-1 fees           Funds, is cur-
applicable to Series II shares. The
inception date of Series I shares is

PRINCIPAL RISKS OF INVESTING IN THE FUND     Trademark-- INDEX, which represents the       OTHER INFORMATION
                                             performance of the stocks of
The Fund may invest up to 25% of its         large-capitalization companies; the           The returns shown in management's
assets in the securities of non-U.S.         Growth subset measures the performance of     discussion of Fund performance are based
issuers. International investing presents    Russell 1000 companies with higher            on net asset values calculated for
certain risks not associated with            price/book ratios and higher forecasted       shareholder transactions. Generally
investing solely in the United States.       growth values.                                accepted accounting principles require
These include risks relating to                                                            adjustments to be made to the net assets
fluctuations in the value of the U.S.           The unmanaged Standard & Poor's            of the Fund at period end for financial
dollar relative to the values of other       Composite Index of 500 Stocks (the S&P        reporting purposes, and as such, the net
currencies, the custody arrangements made    500--Registered Trademark-- INDEX) is an      asset values for shareholder transactions
for the Fund's foreign holdings, differ-     index of common stocks frequently used as     and the returns based on those net asset
ences in accounting, political risks and     a general measure of U.S. stock market        values may differ from the net asset
the lesser degree of public information      performance.                                  values and returns reported in the
required to be provided by non-U.S.                                                        Financial Highlights. Additionally, the
companies.                                      The Fund is not managed to track the       returns and net asset values shown
                                             performance of any particular index,          throughout this report are at the Fund
ABOUT INDEXES USED IN THIS REPORT            including the indexes defined here, and       level only and do not include variable
                                             consequently, the performance of the Fund     product issuer charges. If such charges
   The unmanaged Lipper LARGE-CAP GROWTH     may deviate significantly from the            were included, the total returns would be
FUND INDEX represents an average of the      performance of the indexes.                   lower.
performance of the 30 largest
large-capitalization growth funds tracked       A direct investment cannot be made in         Industry classifications used in this
by Lipper, Inc., an independent mutual       an index. Unless otherwise indicated,         report are generally according to the
fund performance monitor.                    index results include reinvested              Global Industry Classification Standard,
                                             dividends, and they do not reflect sales      which was developed by and is the
   The unmanaged RUSSELL                     charges. Performance of an index of funds     exclusive property and a service mark of
1000--Registered Trademark-- GROWTH          reflects fund expenses; performance of a      Morgan Stanley Capital International Inc.
INDEX is a subset of the unmanaged           market index does not.                        and Standard & Poor's.
RUSSELL 1000--Registered

AIM V.I. BLUE CHIP FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      You may use the information in this              The hypothetical account values and
                                             table, together with the amount you           expenses may not be used to estimate the
As a shareholder of the Fund, you incur      invested, to estimate the expenses that       actual ending account balance or expenses
ongoing costs, including management fees;    you paid over the period. Simply divide       you paid for the period. You may use this
distribution and/or service fees (12b-1);    your account value by $1,000 (for             information to compare the ongoing costs
and other Fund expenses. This example is     example, an $8,600 account value divided      of investing in the Fund and other funds.
intended to help you understand your         by $1,000 = 8.6), then multiply the           To do so, compare this 5% hypothetical
ongoing costs (in dollars) of investing      result by the number in the table under       example with the 5% hypothetical examples
in the Fund and to compare these costs       the heading entitled "Actual Expenses         that appear in the shareholder reports of
with ongoing costs of investing in other     Paid During Period" to estimate the           the other funds.
mutual funds. The example is based on an     expenses you paid on your account during
investment of $1,000 invested at the         this period.                                     Please note that the expenses shown in
beginning of the period and held for the                                                   the table are meant to highlight your
entire period January 1, 2005, through       HYPOTHETICAL EXAMPLE FOR COMPARISON           ongoing costs. Therefore, the
June 30, 2005.                               PURPOSES                                      hypothetical information is useful in
                                                                                           comparing ongoing costs, and will not
   The actual and hypothetical expenses      The table below also provides information     help you determine the relative total
in the examples below do not represent       about hypothetical account values and         costs of owning different funds.
the effect of any fees or other expenses     hypothetical expenses based on the Fund's
assessed in connection with a variable       actual expense ratio and an assumed rate
product; if they did, the expenses shown     of return of 5% per year before expenses,
would be higher while the ending account     which is not the Fund's actual return.
values shown would be lower.                 The Fund's actual cumulative total
                                             returns at net asset value after expenses
ACTUAL EXPENSES                              for the six months ended June 30, 2005,
                                             appear in the table "Fund vs. Indexes" on
The table below provides information         the first page of management's discussion
about actual account values and actual       of Fund performance.
expenses.

==================================================================================================================
                                                   ACTUAL                                HYPOTHETICAL
                                                                              (5% ANNUAL RETURN BEFORE EXPENSES)

             BEGINNING ACCOUNT      ENDING ACCOUNT          EXPENSES        ENDING ACCOUNT              EXPENSES
SHARE             VALUE                 VALUE              PAID DURING         VALUE                  PAID DURING
CLASS            (1/1/05)             (6/30/05)(1)         PERIOD(2)(3)      (6/30/05)                PERIOD(2)(4)
Series I     $        1,000.00      $       972.30         $       5.18     $     1,019.54            $       5.31
Series II             1,000.00              972.10                 6.41           1,018.30                    6.56

(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2005, through June 30, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended June 30, 2005, appear in the table "Fund vs. Indexes" on the first page of management's discussion of Fund performance.

(2) Expenses are equal to the Fund's annualized expense ratio (1.06% and 1.31% for
    Series I and Series II shares, respectively) multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
    Effective on July 1, 2005, the advisor contractually agreed to limit operating expenses to 1.01% and 1.26% for Series I and Series II shares, respectively. The annualized expense ratios restated as if this agreement had been in effect throughout the entire most recent fiscal half year are 1.01% and 1.26% for Series I and Series II shares, respectively.

(3) The actual expenses paid restated as if the change discussed above had been in effect throughout the entire most recent fiscal half year are $4.94 and $6.16 for
    Series I and Series II shares, respectively.

(4) The hypothetical expenses paid restated as if the change discussed above had been in effect throughout the entire most recent fiscal half year are $5.06 and $6.31 for
    Series I and Series II shares, respectively.
==================================================================================================================


AIM V.I. BLUE CHIP FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM Variable        o The quality of services to be provided      o Overall performance of AIM. The Board
Insurance Funds (the "Board") oversees       by AIM. The Board reviewed the                considered the overall performance of AIM
the management of AIM V.I. Blue Chip Fund    credentials and experience of the             in providing investment advisory and
(the "Fund") and, as required by law,        officers and employees of AIM who will        portfolio administrative services to the
determines annually whether to approve       provide investment advisory services to       Fund and concluded that such performance
the continuance of the Fund's advisory       the Fund. In reviewing the qualifications     was satisfactory.
agreement with A I M Advisors, Inc.          of AIM to provide investment advisory
("AIM"). Based upon the recommendation of    services, the Board reviewed the              o Fees relative to those of clients of
the Investments Committee of the Board,      qualifications of AIM's investment            AIM with comparable investment
which is comprised solely of independent     personnel and considered such issues as       strategies. The Board reviewed the
trustees, at a meeting held on June 30,      AIM's portfolio and product review            advisory fee rate for the Fund under the
2005, the Board, including all of the        process, various back office support          Advisory Agreement. The Board noted that
independent trustees, approved the           functions provided by AIM and AIM's           this rate (i) was the same as the
continuance of the advisory agreement        equity and fixed income trading               advisory fee rates for a mutual fund
(the "Advisory Agreement") between the       operations. Based on the review of these      advised by AIM with investment strategies
Fund and AIM for another year, effective     and other factors, the Board concluded        comparable to those of the Fund; and (ii)
July 1, 2005.                                that the quality of services to be            was higher than the sub-advisory fee
                                             provided by AIM was appropriate and that      rates for three unaffiliated mutual funds
   The Board considered the factors          AIM currently is providing satisfactory       for which an AIM affiliate serves as
discussed below in evaluating the            services in accordance with the terms of      sub-advisor, although the total
fairness and reasonableness of the           the Advisory Agreement.                       management fees paid by such unaffiliated
Advisory Agreement at the meeting on June                                                  mutual funds were higher than the
30, 2005 and as part of the Board's          o The performance of the Fund relative to     advisory fee rate for the Fund. The Board
ongoing oversight of the Fund. In their      comparable funds. The Board reviewed the      noted that AIM has agreed to waive
deliberations, the Board and the             performance of the Fund during the past       advisory fees of the Fund and to limit
independent trustees did not identify any    one and three calendar years against the      the Fund's total operating expenses, as
particular factor that was controlling,      performance of funds advised by other         discussed below. Based on this review,
and each trustee attributed different        advisors with investment strategies           the Board concluded that the advisory fee
weights to the various factors.              comparable to those of the Fund. The          rate for the Fund under the Advisory
                                             Board noted that the Fund's performance       Agreement was fair and reasonable.
   One of the responsibilities of the        in such periods was below the median
Senior Officer of the Fund, who is           performance of such comparable funds. The     o Fees relative to those of comparable
independent of AIM and AIM's affiliates,     Board noted that, effective July 1, 2005,     funds with other advisors. The Board
is to manage the process by which the        AIM will change the Fund's portfolio          reviewed the advisory fee rate for the
Fund's proposed management fees are          management team, which change will need       Fund under the Advisory Agreement. The
negotiated to ensure that they are           time to be evaluated before a conclusion      Board compared effective contractual
negotiated in a manner which is at arm's     can be made that the change has addressed     advisory fee rates at a common asset
length and reasonable. To that end, the      the Fund's under-performance. Based on        level and noted that the Fund's rate was
Senior Officer must either supervise a       this review, the Board concluded that no      above the median rate of the funds
competitive bidding process or prepare an    changes should be made to the Fund and        advised by other advisors with investment
independent written evaluation. The          that it was not necessary to further          strategies comparable to those of the
Senior Officer has recommended an            change the Fund's portfolio management        Fund that the Board reviewed. The Board
independent written evaluation in lieu of    team at this time.                            noted that AIM has agreed to waive
a competitive bidding process and, upon                                                    advisory fees of the Fund and to limit
the direction of the Board, has prepared     o The performance of the Fund relative to     the Fund's total operating expenses, as
such an independent written evaluation.      indices. The Board reviewed the               discussed below. Based on this review,
Such written evaluation also considered      performance of the Fund during the past       the Board concluded that the advisory fee
certain of the factors discussed below.      one and three calendar years against the      rate for the Fund under the Advisory
In addition, as discussed below, the         performance of the LIPPER LARGE-CAP CORE      Agreement was fair and reasonable.
Senior Officer made certain                  INDEX. The Board noted that the Fund's
recommendations to the Board in              performance in such periods was below the     o Expense limitations and fee waivers.
connection with such written evaluation.     performance of such Index. The Board          The Board noted that AIM has
                                             noted that, effective July 1, 2005, AIM       contractually agreed to waive advisory
   The discussion below serves as a          will change the Fund's portfolio              fees of the Fund through December 31,
summary of the Senior Officer's              management team, which change will need       2009 to the extent necessary so that the
independent written evaluation and           time to be evaluated before a conclusion      advisory fees payable by the Fund do not
recommendations to the Board in              can be made that the change has addressed     exceed a specified maximum advisory fee
connection therewith, as well as a           the Fund's under-performance. Based on        rate, which maximum rate includes
discussion of the material factors and       this review, the Board concluded that no      breakpoints and is based on net asset
the conclusions with respect thereto that    changes should be made to the Fund and        levels. The Board considered the
formed the basis for the Board's approval    that it was not necessary to further          contractual nature of this fee waiver and
of the Advisory Agreement. After             change the Fund's portfolio management        noted that it remains in effect until
consideration of all of the factors below    team at this time.                            December 31, 2009. The Board noted that
and based on its informed business                                                         AIM has contractually agreed to waive
judgment, the Board determined that the      o Meeting with the Fund's portfolio           fees and/or limit expenses of the Fund
Advisory Agreement is in the best            managers and investment personnel. With       through June 30, 2006 in an amount
interests of the Fund and its                respect to the Fund, the Board is meeting     necessary to limit total annual operating
shareholders and that the compensation to    periodically with such Fund's portfolio       expenses to a specified percentage of
AIM under the Advisory Agreement is fair     managers and/or other investment              average daily net assets for each class
and reasonable and would have been           personnel and believes that such              of the Fund. The Board considered the
obtained through arm's length                individuals are competent and able to         contractual nature of this fee
negotiations.                                continue to carry out their                   waiver/expense limitation and noted that
                                             responsibilities under the Advisory           it remains in effect until June 30, 2006.
o The nature and extent of the advisory      Agreement.                                    The Board considered the effect these
services to be provided by AIM. The Board
reviewed the services to be provided by
AIM under the Advisory Agreement. Based
on such review, the Board concluded that
the range of services to be provided by
AIM under the Advisory Agreement was
appropriate and that AIM currently is
providing services in accordance with the
terms of the Advisory Agreement.

                                                                                                                         (continued)

AIM V.I. BLUE CHIP FUND

fee waivers/expense limitations would        Funds, including the Fund. The Board          o Historical relationship between the
have on the Fund's estimated expenses and    noted that the Senior Officer's written       Fund and AIM. In determining whether to
concluded that the levels of fee             evaluation had been relied upon by the        continue the Advisory Agreement for the
waivers/expense limitations for the Fund     Board in this regard in lieu of a             Fund, the Board also considered the prior
were fair and reasonable.                    competitive bidding process. In               relationship between AIM and the Fund, as
                                             determining whether to continue the           well as the Board's knowledge of AIM's
o Breakpoints and economies of scale. The    Advisory Agreement for the Fund, the          operations, and concluded that it was
Board reviewed the structure of the          Board considered the Senior Officer's         beneficial to maintain the current
Fund's advisory fee under the Advisory       written evaluation and the recommendation     relationship, in part, because of such
Agreement, noting that it includes one       made by the Senior Officer to the Board       knowledge. The Board also reviewed the
breakpoint. The Board reviewed the level     that the Board consider implementing a        general nature of the non-investment
of the Fund's advisory fees, and noted       process to assist them in more closely        advisory services currently performed by
that such fees, as a percentage of the       monitoring the performance of the AIM         AIM and its affiliates, such as
Fund's net assets, would decrease as net     Funds. The Board concluded that it would      administrative, transfer agency and
assets increase because the Advisory         be advisable to implement such a process      distribution services, and the fees
Agreement includes a breakpoint. The         as soon as reasonably practicable. The        received by AIM and its affiliates for
Board noted that, due to the Fund's          Board noted that, effective July 1, 2005,     performing such services. In addition to
current asset levels and the way in which    AIM will change the Fund's portfolio          reviewing such services, the trustees
the advisory fee breakpoints have been       management team, which change will need       also considered the organizational
structured, the Fund has yet to benefit      time to be evaluated before a conclusion      structure employed by AIM and its
from the breakpoint. The Board noted that    can be made that the change has addressed     affiliates to provide those services.
AIM has contractually agreed to waive        the Fund's under-performance. The Board       Based on the review of these and other
advisory fees of the Fund through            also considered the Senior Officer's          factors, the Board concluded that AIM and
December 31, 2009 to the extent necessary    recommendation that the Board consider an     its affiliates were qualified to continue
so that the advisory fees payable by the     additional advisory fee waiver for the        to provide non-investment advisory
Fund do not exceed a specified maximum       Fund due to the Fund's under-performance.     services to the Fund, including
advisory fee rate, which maximum rate        The Board concluded that such a fee           administrative, transfer agency and
includes breakpoints and is based on net     waiver was not appropriate for the Fund       distribution services, and that AIM and
asset levels. The Board concluded that       at this time and that, rather than            its affiliates currently are providing
the Fund's fee levels under the Advisory     requesting such a fee waiver from AIM,        satisfactory non-investment advisory
Agreement therefore would reflect            the Board should closely monitor the          services.
economies of scale at higher asset levels    Fund's performance under the new
and that it was not necessary to change      portfolio management team.                    o Other factors and current trends. In
the advisory fee breakpoints in the                                                        determining whether to continue the
Fund's advisory fee schedule.                o Profitability of AIM and its                Advisory Agreement for the Fund, the
                                             affiliates. The Board reviewed                Board considered the fact that AIM, along
o Investments in affiliated money market     information concerning the profitability      with others in the mutual fund industry,
funds. The Board also took into account      of AIM's (and its affiliates') investment     is subject to regulatory inquiries and
the fact that uninvested cash and cash       advisory and other activities and its         litigation related to a wide range of
collateral from securities lending           financial condition. The Board considered     issues. The Board also considered the
arrangements (collectively, "cash            the overall profitability of AIM, as well     governance and compliance reforms being
balances") of the Fund may be invested in    as the profitability of AIM in connection     undertaken by AIM and its affiliates,
money market funds advised by AIM            with managing the Fund. The Board noted       including maintaining an internal
pursuant to the terms of an SEC exemptive    that AIM's operations remain profitable,      controls committee and retaining an
order. The Board found that the Fund may     although increased expenses in recent         independent compliance consultant, and
realize certain benefits upon investing      years have reduced AIM's profitability.       the fact that AIM has undertaken to cause
cash balances in AIM advised money market    Based on the review of the profitability      the Fund to operate in accordance with
funds, including a higher net return,        of AIM's and its affiliates' investment       certain governance policies and
increased liquidity, increased               advisory and other activities and its         practices. The Board concluded that these
diversification or decreased transaction     financial condition, the Board concluded      actions indicated a good faith effort on
costs. The Board also found that the Fund    that the compensation to be paid by the       the part of AIM to adhere to the highest
will not receive reduced services if it      Fund to AIM under its Advisory Agreement      ethical standards, and determined that
invests its cash balances in such money      was not excessive.                            the current regulatory and litigation
market funds. The Board noted that, to                                                     environment to which AIM is subject
the extent the Fund invests in affiliated    o Benefits of soft dollars to AIM. The        should not prevent the Board from
money market funds, AIM has voluntarily      Board considered the benefits realized by     continuing the Advisory Agreement for the
agreed to waive a portion of the advisory    AIM as a result of brokerage transactions     Fund.
fees it receives from the Fund               executed through "soft dollar"
attributable to such investment. The         arrangements. Under these arrangements,
Board further determined that the            brokerage commissions paid by the Fund
proposed securities lending program and      and/or other funds advised by AIM are
related procedures with respect to the       used to pay for research and execution
lending Fund is in the best interests of     services. This research is used by AIM in
the lending Fund and its respective          making investment decisions for the Fund.
shareholders. The Board therefore            The Board concluded that such
concluded that the investment of cash        arrangements were appropriate.
collateral received in connection with
the securities lending program in the        o AIM's financial soundness in light of
money market funds according to the          the Fund's needs. The Board considered
procedures is in the best interests of       whether AIM is financially sound and has
the lending Fund and its respective          the resources necessary to perform its
shareholders.                                obligations under the Advisory Agreement,
                                             and concluded that AIM has the financial
o Independent written evaluation and         resources necessary to fulfill its
recommendations of the Fund's Senior         obligations under the Advisory Agreement.
Officer. The Board noted that, upon their
direction, the Senior Officer of the Fund
had prepared an independent written
evaluation in order to assist the Board
in determining the reasonableness of the
proposed management fees of the AIM

SCHEDULE OF INVESTMENTS

June 30, 2005
(Unaudited)

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-97.09%

AEROSPACE & DEFENSE-1.96%

Lockheed Martin Corp.                              13,900   $    901,693
------------------------------------------------------------------------
United Technologies Corp.                          29,300      1,504,555
========================================================================
                                                               2,406,248
========================================================================

AIR FREIGHT & LOGISTICS-0.71%

FedEx Corp.                                        10,800        874,908
========================================================================

ALUMINUM-0.36%

Alcoa Inc.                                         17,000        444,210
========================================================================

APPLICATION SOFTWARE-1.08%

Amdocs Ltd. (United Kingdom)(a)                    50,200      1,326,786
========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.75%

Franklin Resources, Inc.                           11,900        916,062
========================================================================

BIOTECHNOLOGY-2.03%

Amgen Inc.(a)                                      25,800      1,559,868
------------------------------------------------------------------------
Genentech, Inc.(a)                                 11,700        939,276
========================================================================
                                                               2,499,144
========================================================================

COMMUNICATIONS EQUIPMENT-3.51%

Cisco Systems, Inc.(a)                            125,700      2,402,127
------------------------------------------------------------------------
QUALCOMM Inc.                                      58,000      1,914,580
========================================================================
                                                               4,316,707
========================================================================

COMPUTER & ELECTRONICS RETAIL-0.86%

Best Buy Co., Inc.                                 15,500      1,062,525
========================================================================

COMPUTER HARDWARE-2.16%

Dell Inc.(a)                                       67,300      2,659,023
========================================================================

COMPUTER STORAGE & PERIPHERALS-1.52%

EMC Corp.(a)                                      136,500      1,871,415
========================================================================

CONSUMER FINANCE-2.41%

American Express Co.                               31,700      1,687,391
------------------------------------------------------------------------
SLM Corp.                                          25,200      1,280,160
========================================================================
                                                               2,967,551
========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-0.74%

Automatic Data Processing, Inc.                    21,800        914,946
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

DEPARTMENT STORES-2.14%

J.C. Penney Co., Inc.                              21,700   $  1,140,986
------------------------------------------------------------------------
Nordstrom, Inc.                                    21,900      1,488,543
========================================================================
                                                               2,629,529
========================================================================

DIVERSIFIED BANKS-2.34%

Bank of America Corp.                              40,700      1,856,327
------------------------------------------------------------------------
Wells Fargo & Co.                                  16,600      1,022,228
========================================================================
                                                               2,878,555
========================================================================

DIVERSIFIED CHEMICALS-0.90%

Dow Chemical Co. (The)                             24,900      1,108,797
========================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-0.76%

Cendant Corp.                                      42,000        939,540
========================================================================

DRUG RETAIL-0.51%

CVS Corp.                                          21,700        630,819
========================================================================

ELECTRIC UTILITIES-1.03%

FPL Group, Inc.                                    30,000      1,261,800
========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.44%

Cooper Industries, Ltd.-Class A (Bermuda)           8,400        536,760
========================================================================

FOOTWEAR-1.25%

NIKE, Inc.-Class B                                 17,700      1,532,820
========================================================================

HEALTH CARE EQUIPMENT-3.92%

Bard (C.R.), Inc.                                   9,300        618,543
------------------------------------------------------------------------
Becton, Dickinson & Co.                            11,700        613,899
------------------------------------------------------------------------
Medtronic, Inc.                                    25,900      1,341,361
------------------------------------------------------------------------
Varian Medical Systems, Inc.(a)                    18,500        690,605
------------------------------------------------------------------------
Waters Corp.(a)                                    19,900        739,683
------------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                           10,800        822,636
========================================================================
                                                               4,826,727
========================================================================

HEALTH CARE FACILITIES-0.77%

HCA Inc.                                           16,800        952,056
========================================================================

HEALTH CARE SERVICES-0.77%

Express Scripts, Inc.(a)                           19,000        949,620
========================================================================

HEALTH CARE SUPPLIES-0.75%

Alcon, Inc. (Switzerland)                           8,400        918,540
========================================================================

HOME IMPROVEMENT RETAIL-1.79%

Home Depot, Inc. (The)                             56,700      2,205,630
========================================================================

                            AIM V.I. BLUE CHIP FUND

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

HOMEFURNISHING RETAIL-0.61%

Bed Bath & Beyond Inc.(a)                          18,000   $    752,040
========================================================================

HOTELS, RESORTS & CRUISE LINES-0.67%

Carnival Corp. (Panama)(b)                         15,000        818,250
========================================================================

HOUSEHOLD PRODUCTS-2.50%

Clorox Co. (The)                                   12,300        685,356
------------------------------------------------------------------------
Procter & Gamble Co. (The)                         45,200      2,384,300
========================================================================
                                                               3,069,656
========================================================================

HOUSEWARES & SPECIALTIES-0.95%

Fortune Brands, Inc.                               13,200      1,172,160
========================================================================

HYPERMARKETS & SUPER CENTERS-1.95%

Wal-Mart Stores, Inc.                              49,800      2,400,360
========================================================================

INDUSTRIAL CONGLOMERATES-4.46%

General Electric Co.                              102,600      3,555,090
------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                  66,000      1,927,200
========================================================================
                                                               5,482,290
========================================================================

INDUSTRIAL GASES-0.54%

Air Products & Chemicals, Inc.                     11,100        669,330
========================================================================

INDUSTRIAL MACHINERY-1.00%

Danaher Corp.                                      23,600      1,235,224
========================================================================

INTEGRATED OIL & GAS-3.93%

Exxon Mobil Corp.                                  84,000      4,827,480
========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.74%

SBC Communications Inc.                            38,500        914,375
========================================================================

INTERNET RETAIL-0.27%

eBay Inc.(a)                                       10,200        336,702
========================================================================

INTERNET SOFTWARE & SERVICES-1.60%

VeriSign, Inc.(a)                                  31,100        894,436
------------------------------------------------------------------------
Yahoo! Inc.(a)                                     30,800      1,067,220
========================================================================
                                                               1,961,656
========================================================================

INVESTMENT BANKING & BROKERAGE-3.22%

Goldman Sachs Group, Inc. (The)                    21,500      2,193,430
------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                          32,000      1,760,320
========================================================================
                                                               3,953,750
========================================================================

IT CONSULTING & OTHER SERVICES-0.74%

Accenture Ltd.-Class A (Bermuda)(a)                40,000        906,800
========================================================================

MANAGED HEALTH CARE-3.34%

UnitedHealth Group Inc.                            50,400      2,627,856
------------------------------------------------------------------------
WellPoint, Inc.(a)                                 21,200      1,476,368
========================================================================
                                                               4,104,224
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

MOVIES & ENTERTAINMENT-0.95%

Walt Disney Co. (The)                              46,500   $  1,170,870
========================================================================

MULTI-LINE INSURANCE-1.40%

Genworth Financial Inc.-Class A                    32,900        994,567
------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)       9,700        725,366
========================================================================
                                                               1,719,933
========================================================================

MULTI-UTILITIES-0.82%

Dominion Resources, Inc.                           13,700      1,005,443
========================================================================

OIL & GAS DRILLING-1.36%

ENSCO International Inc.                           22,500        804,375
------------------------------------------------------------------------
GlobalSantaFe Corp. (Cayman Islands)               21,400        873,120
========================================================================
                                                               1,677,495
========================================================================

OIL & GAS EQUIPMENT & SERVICES-2.11%

BJ Services Co.(c)                                 20,400      1,070,592
------------------------------------------------------------------------
Schlumberger Ltd. (Netherlands)                    20,000      1,518,800
========================================================================
                                                               2,589,392
========================================================================

OIL & GAS REFINING & MARKETING-0.81%

Valero Energy Corp.                                12,600        996,786
========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-3.79%

Citigroup Inc.                                     68,600      3,171,378
------------------------------------------------------------------------
JPMorgan Chase & Co.                               42,100      1,486,972
========================================================================
                                                               4,658,350
========================================================================

PERSONAL PRODUCTS-1.22%

Gillette Co. (The)                                 29,600      1,498,648
========================================================================

PHARMACEUTICALS-7.08%

Allergan, Inc.                                     10,500        895,020
------------------------------------------------------------------------
Johnson & Johnson                                  59,200      3,848,000
------------------------------------------------------------------------
Pfizer Inc.                                        76,000      2,096,080
------------------------------------------------------------------------
Roche Holding A.G. (Switzerland)(d)                 5,000        630,787
------------------------------------------------------------------------
Wyeth                                              27,700      1,232,650
========================================================================
                                                               8,702,537
========================================================================

PROPERTY & CASUALTY INSURANCE-1.10%

Allstate Corp. (The)                               22,700      1,356,325
========================================================================

RAILROADS-1.12%

Burlington Northern Santa Fe Corp.                 11,900        560,252
------------------------------------------------------------------------
Canadian National Railway Co. (Canada)             14,100        812,865
========================================================================
                                                               1,373,117
========================================================================

RESTAURANTS-0.66%

Starbucks Corp.(a)                                 15,700        811,062
========================================================================

                            AIM V.I. BLUE CHIP FUND

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

SEMICONDUCTOR EQUIPMENT-0.76%

KLA-Tencor Corp.                                   21,300   $    930,810
========================================================================

SEMICONDUCTORS-4.39%

Analog Devices, Inc.                               25,100        936,481
------------------------------------------------------------------------
Intel Corp.                                        80,900      2,108,254
------------------------------------------------------------------------
Linear Technology Corp.                            24,100        884,229
------------------------------------------------------------------------
Microchip Technology Inc.                          16,200        479,844
------------------------------------------------------------------------
Xilinx, Inc.                                       38,600        984,300
========================================================================
                                                               5,393,108
========================================================================

SOFT DRINKS-0.78%

PepsiCo, Inc.                                      17,800        959,954
========================================================================

SPECIALTY STORES-0.49%

Staples, Inc.                                      28,350        604,422
========================================================================

STEEL-0.33%

United States Steel Corp.                          11,900        409,003
========================================================================

SYSTEMS SOFTWARE-5.21%

Microsoft Corp.                                   125,100      3,107,484
------------------------------------------------------------------------
Oracle Corp.(a)                                   173,800      2,294,160
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
SYSTEMS SOFTWARE-(CONTINUED)

Symantec Corp.(a)                                  46,500   $  1,010,910
========================================================================
                                                               6,412,554
========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.73%

Vodafone Group PLC-ADR (United Kingdom)            37,100        902,272
========================================================================
  Total Common Stocks & Other Equity
    Interests (Cost $105,026,703)                            119,407,096
========================================================================

                                               PRINCIPAL
                                                 AMOUNT
U.S. TREASURY BILLS-0.20%

2.96%, 09/15/05 (Cost $248,438)(e)(f)          $250,000(g)       248,405
========================================================================

                                                 SHARES
MONEY MARKET FUNDS-1.96%

Liquid Assets Portfolio-Institutional
  Class(h)                                      1,204,799      1,204,799
------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(h)     1,204,799      1,204,799
========================================================================
    Total Money Market Funds (Cost
      $2,409,598)                                              2,409,598
========================================================================
TOTAL INVESTMENTS-99.25% (Cost $107,684,739)                 122,065,099
========================================================================
OTHER ASSETS LESS LIABILITIES-0.75%                              923,231
========================================================================
NET ASSETS-100.00%                                          $122,988,330
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Each unit represents one common share and one trust share.
(c) A portion of this security is subject to call options written. See Note 1H and Note 7.
(d) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The market value of this security at June 30, 2005 represented 0.52% of the Fund's Total Investments. See Note 1A.
(e) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(f) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The market value of this security at June 30, 2005 represented 0.20% of the Fund's Total Investments. See Note 1A.
(g) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1I and Note 8.
(h) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying notes which are an integral part of the financial statements.
                            AIM V.I. BLUE CHIP FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005
(Unaudited)

ASSETS:

Investments, at market value (cost
  $105,275,141)                                  $119,655,501
-------------------------------------------------------------
Investments in affiliated money market funds
  (cost $2,409,598)                                 2,409,598
=============================================================
     Total investments (cost $107,684,739)        122,065,099
=============================================================
Receivables for:
  Investments sold                                    990,935
-------------------------------------------------------------
  Fund shares sold                                     23,439
-------------------------------------------------------------
  Dividends                                           101,591
-------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                 21,155
=============================================================
     Total assets                                 123,202,219
_____________________________________________________________
=============================================================


LIABILITIES:

Payables for:
  Fund shares reacquired                                5,890
-------------------------------------------------------------
  Options written, at market value (premiums
     received $7,839)                                   3,015
-------------------------------------------------------------
  Trustee deferred compensation and retirement
     plans                                             24,895
-------------------------------------------------------------
  Variation margin                                     11,100
-------------------------------------------------------------
Accrued administrative services fees                  149,819
-------------------------------------------------------------
Accrued distribution fees-Series II                       861
-------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                                121
-------------------------------------------------------------
Accrued transfer agent fees                                20
-------------------------------------------------------------
Accrued operating expenses                             18,168
=============================================================
     Total liabilities                                213,889
=============================================================
Net assets applicable to shares outstanding      $122,988,330
_____________________________________________________________
=============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                    $133,190,972
-------------------------------------------------------------
Undistributed net investment income                   936,048
-------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, foreign currencies,
  futures contracts and option contracts          (25,500,010)
-------------------------------------------------------------
Unrealized appreciation of investment
  securities, futures contracts and option
  contracts                                        14,361,320
=============================================================
                                                 $122,988,330
_____________________________________________________________
=============================================================


NET ASSETS:

Series I                                         $121,622,443
_____________________________________________________________
=============================================================
Series II                                        $  1,365,887
_____________________________________________________________
=============================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Series I                                           18,211,737
_____________________________________________________________
=============================================================
Series II                                             206,143
_____________________________________________________________
=============================================================
Series I:
  Net asset value per share                      $       6.68
_____________________________________________________________
=============================================================
Series II:
  Net asset value per share                      $       6.63
_____________________________________________________________
=============================================================


STATEMENT OF OPERATIONS
For the six months ended June 30, 2005
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $1,045)                                         $   870,728
-------------------------------------------------------------
Dividends from affiliated money market funds           27,524
-------------------------------------------------------------
Interest                                                2,871
=============================================================
    Total investment income                           901,123
=============================================================

EXPENSES:

Advisory fees                                         469,976
-------------------------------------------------------------
Administrative services fees                          174,685
-------------------------------------------------------------
Custodian fees                                         13,437
-------------------------------------------------------------
Distribution fees-Series II                             1,742
-------------------------------------------------------------
Transfer agent fees                                     3,957
-------------------------------------------------------------
Trustees' and officer's fees and benefits               8,343
-------------------------------------------------------------
Other                                                  30,944
=============================================================
    Total expenses                                    703,084
=============================================================
Less: Fees waived                                     (34,728)
=============================================================
    Net expenses                                      668,356
=============================================================
Net investment income                                 232,767
=============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES,
  FUTURES CONTRACTS AND OPTION CONTRACTS:

Net realized gain from:
  Investment securities                               692,413
-------------------------------------------------------------
  Foreign currencies                                    4,771
-------------------------------------------------------------
  Futures contracts                                     8,348
-------------------------------------------------------------
  Option contracts written                             88,509
=============================================================
                                                      794,041
=============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                            (4,598,567)
-------------------------------------------------------------
  Futures contracts                                   (57,013)
-------------------------------------------------------------
  Option contracts written                              4,824
=============================================================
                                                   (4,650,756)
=============================================================
Net gain (loss) from investment securities,
  foreign currencies, futures contracts and
  option contracts                                 (3,856,715)
=============================================================
Net increase (decrease) in net assets resulting
  from operations                                 $(3,623,948)
_____________________________________________________________
=============================================================

See accompanying notes which are an integral part of the financial statements.
                            AIM V.I. BLUE CHIP FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2005 and the year ended December 31, 2004 (Unaudited)

                                                                JUNE 30,      DECEMBER 31,
                                                                  2005            2004
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $    232,767    $    724,655
------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies, futures contracts and option contracts             794,041         817,453
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, futures contracts and option
    contracts                                                   (4,650,756)      4,015,557
==========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 (3,623,948)      5,557,665
==========================================================================================
Distributions to shareholders from net investment
  income-Series I                                                       --        (134,718)
==========================================================================================
Share transactions-net:
  Series I                                                      (6,482,236)      3,778,955
------------------------------------------------------------------------------------------
  Series II                                                        (55,581)        104,980
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (6,537,817)      3,883,935
==========================================================================================
    Net increase (decrease) in net assets                      (10,161,765)      9,306,882
==========================================================================================

NET ASSETS:

  Beginning of period                                          133,150,095     123,843,213
==========================================================================================
  End of period (including undistributed net investment
    income of $936,048 and $703,281, respectively)            $122,988,330    $133,150,095
__________________________________________________________________________________________
==========================================================================================

See accompanying notes which are an integral part of the financial statements.
                            AIM V.I. BLUE CHIP FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Blue Chip Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty-eight separate portfolios. The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products"). Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair

                            AIM V.I. BLUE CHIP FUND
     value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

I. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

                            AIM V.I. BLUE CHIP FUND

J. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to substitute such collateral no later than the next business day.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                               RATE
----------------------------------------------------------------------
First $350 million                                              0.75%
----------------------------------------------------------------------
Over $350 million                                               0.625%
______________________________________________________________________
======================================================================


    Through December 31, 2009, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund based on the Fund's average daily net assets do not exceed the annual rate of:

AVERAGE NET ASSETS                                               RATE
----------------------------------------------------------------------
First $250 million                                              0.695%
----------------------------------------------------------------------
Next $250 million                                               0.67%
----------------------------------------------------------------------
Next $500 million                                               0.645%
----------------------------------------------------------------------
Next $1.5 billion                                               0.62%
----------------------------------------------------------------------
Next $2.5 billion                                               0.595%
----------------------------------------------------------------------
Next $2.5 billion                                               0.57%
----------------------------------------------------------------------
Next $2.5 billion                                               0.545%
----------------------------------------------------------------------
Over $10 billion                                                0.52%
______________________________________________________________________
======================================================================


    Effective July 1, 2005, AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 1.01% and Series II shares to 1.26% of average daily net assets, through June 30, 2006. Prior to July 1, 2005, AIM and/or the distributor had contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding items (i) through (vi) discussed below) of Series I to 1.30% and Series II to 1.45% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales;
(iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. Neither AIM or the distributor waived fees and/or reimbursed expenses during the period under the expense limitation.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended June 30, 2005, AIM waived fees of $34,728.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2005, AMVESCAP's expense reimbursement was less than $100.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2005, AIM was paid $24,795 for accounting and fund administrative services and reimbursed $149,890 for services provided by insurance companies.

                            AIM V.I. BLUE CHIP FUND

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. For the six months ended June 30, 2005, the Fund paid AISI $3,957.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. Pursuant to the Plan, for the six months ended June 30, 2005, the Series II shares paid $1,742.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the SEC and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2005.

                                                                         UNREALIZED                                     REALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND        GAIN
FUND               12/31/04          AT COST          FROM SALES       (DEPRECIATION)      06/30/05        INCOME        (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $2,849,475       $ 6,972,318       $ (8,616,994)         $   --         $1,204,799       $13,682       $   --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            2,849,475         6,972,318         (8,616,994)             --          1,204,799        13,842           --
==================================================================================================================================
  Total           $5,698,950       $13,944,636       $(17,233,988)         $   --         $2,409,598       $27,524       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, during the six months ended June 30, 2005, the Fund engaged in securities purchases of $576,916 and sales of $0.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee of the Fund who is not an "interested person" of the AIM Funds. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    In addition to the above, "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to the Senior Officer of the AIM Funds.

    During the six months ended June 30, 2005, the Fund paid legal fees of $2,216 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

                            AIM V.I. BLUE CHIP FUND

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7--OPTION CONTRACTS WRITTEN

                          TRANSACTIONS DURING THE PERIOD
-----------------------------------------------------------------------------------
                                                              CALL OPTION CONTRACTS
                                                              ---------------------
                                                              NUMBER OF    PREMIUMS
                                                              CONTRACTS    RECEIVED
-----------------------------------------------------------------------------------
Beginning of period                                                --      $     --
-----------------------------------------------------------------------------------
Written                                                         1,562       150,205
-----------------------------------------------------------------------------------
Closed                                                           (618)      (50,729)
-----------------------------------------------------------------------------------
Exercised                                                        (439)      (48,787)
-----------------------------------------------------------------------------------
Expired                                                          (438)      (42,850)
===================================================================================
End of period                                                      67      $  7,839
___________________________________________________________________________________
===================================================================================

                                            OPEN CALL OPTIONS WRITTEN AT PERIOD END
-------------------------------------------------------------------------------------------------------------------------------
                                                    CONTRACT    STRIKE    NUMBER OF    PREMIUMS    MARKET VALUE     UNREALIZED
                                                     MONTH      PRICE     CONTRACTS    RECEIVED      06/30/05      APPRECIATION
-------------------------------------------------------------------------------------------------------------------------------
BJ Services Co.                                      Jul-05      $55         67         $7,839        $3,015          $4,824
_______________________________________________________________________________________________________________________________
===============================================================================================================================

NOTE 8--FUTURES CONTRACTS

On June 30, 2005, $112,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts.

OPEN FUTURES CONTRACTS AT PERIOD END
--------------------------------------------------------------------------------------------------------------------
                                                               NO. OF        MONTH/         MARKET       UNREALIZED
CONTRACT                                                      CONTRACTS    COMMITMENT       VALUE       DEPRECIATION
--------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                                     6        Sep-05/Long    $1,793,250      $(23,864)
____________________________________________________________________________________________________________________
====================================================================================================================

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

                            AIM V.I. BLUE CHIP FUND

    The Fund had a capital loss carryforward as of December 31, 2004 which expires as follows:

                                                                 CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
--------------------------------------------------------------------------------
December 31, 2008                                                $    14,647
--------------------------------------------------------------------------------
December 31, 2009                                                  5,392,628
--------------------------------------------------------------------------------
December 31, 2010                                                 11,780,141
--------------------------------------------------------------------------------
December 31, 2011                                                  3,544,700
================================================================================
Total capital loss carryforward                                  $20,732,116
________________________________________________________________________________
================================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2005 was $32,277,120 and $37,690,717, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities     $    14,968,669
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (4,596,120)
===============================================================================
Net unrealized appreciation of investment securities           $    10,372,549
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $111,692,550.

NOTE 11--SHARE INFORMATION

                                           CHANGES IN SHARES OUTSTANDING(a)
----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                    JUNE 30, 2005               DECEMBER 31, 2004
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                     4,583,049    $ 30,842,059     5,292,562    $ 34,996,471
----------------------------------------------------------------------------------------------------------------------
  Series II                                                      161,648       1,082,778        45,425         299,097
======================================================================================================================
Issued as reinvestment of dividends-Series I                          --              --        19,754         134,718
======================================================================================================================
Reacquired:
  Series I                                                    (5,547,379)    (37,324,295)   (4,776,958)    (31,352,234)
----------------------------------------------------------------------------------------------------------------------
  Series II                                                     (169,978)     (1,138,359)      (29,772)       (194,117)
======================================================================================================================
                                                                (972,660)   $ (6,537,817)      551,011    $  3,883,935
______________________________________________________________________________________________________________________
======================================================================================================================

(a) There are four entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 92% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.

                            AIM V.I. BLUE CHIP FUND

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                               SERIES I
                                          ----------------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                                YEAR ENDED DECEMBER 31,
                                          JUNE 30,            --------------------------------------------------------------
                                            2005                2004           2003          2002          2001       2000
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $   6.87           $   6.57       $   5.25       $  7.11       $  9.18    $ 10.00
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                 0.01               0.04(a)        0.01(b)      (0.00)(b)     (0.01)      0.02(b)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                  (0.20)              0.27           1.31         (1.86)        (2.06)     (0.84)
============================================================================================================================
    Total from investment operations          (0.19)              0.31           1.32         (1.86)        (2.07)     (0.82)
============================================================================================================================
Less dividends from net investment
  income                                         --              (0.01)            --            --            --         --
============================================================================================================================
Net asset value, end of period             $   6.68           $   6.87       $   6.57       $  5.25       $  7.11    $  9.18
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(c)                               (2.77)%             4.67%         25.14%       (26.16)%      (22.54)%    (8.18)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $121,622           $131,687       $122,543       $65,490       $60,129    $29,787
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets        1.06%(d)(e)        1.11%          1.13%         1.18%         1.26%      1.31%(e)
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                           0.38%(d)           0.56%(a)       0.14%        (0.03)%       (0.17)%     0.07%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate(f)                       26%                38%            24%           38%           19%        15%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment to average net assets excluding the special dividend are $0.02 and 0.22%, respectively.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(d) Ratios are annualized and based on average daily net assets of $124,960,159.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.12% and 2.13% (annualized) for the period ended June 30, 2005 and for the year ended December 31, 2000, respectively.
(f)  Not annualized for periods less than one year.

                            AIM V.I. BLUE CHIP FUND



                                                                                      SERIES II
                                                              ----------------------------------------------------------
                                                                                                            MARCH 13,
                                                                                                              2002
                                                                                                            (DATE SALES
                                                              SIX MONTHS          YEAR ENDED DECEMBER       COMMENCED)
                                                               ENDED                      31,                  TO
                                                              JUNE 30,            -------------------       DECEMBER 31,
                                                                2005               2004         2003          2002
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 6.82            $ 6.54       $ 5.24         $  7.00
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.01              0.02(a)     (0.01)(b)       (0.01)(b)
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.20)             0.26         1.31           (1.75)
========================================================================================================================
    Total from investment operations                             (0.19)             0.28         1.30           (1.76)
========================================================================================================================
Net asset value, end of period                                  $ 6.63            $ 6.82       $ 6.54         $  5.24
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(c)                                                  (2.79)%            4.28%       24.81%         (25.14)%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $1,366            $1,463       $1,301         $   273
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets                           1.31%(d)(e)       1.36%        1.38%           1.43%(f)
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of net investment income (loss) to average net assets       0.13%(d)          0.31%(a)    (0.11)%         (0.28)%(f)
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate(g)                                          26%               38%          24%             38%
________________________________________________________________________________________________________________________
========================================================================================================================

(a) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income
     (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $0.00 and (0.03)%, respectively.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(d) Ratios are annualized and based on average daily net assets of $1,405,433.
(e) After fee waivers. Ratio of expenses to average net assets prior to fee waivers was 1.37% for the period ended June 30, 2005.
(f)  Annualized.
(g)  Not annualized for periods less than one year.

NOTE 13--CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS

On December 1, 2004, the Audit Committee (the "Audit Committee") of the Board of Trustees (the "Board") of the Trust appointed PricewaterhouseCoopers LLP ("PWC") as the independent registered public accounting firm of the Fund for the fiscal year ending December 31, 2005. Such appointment was ratified and approved by the Independent Trustees of the Board. Tait, Weller & Baker ("TAIT") was the Fund's independent registered public accounting firm for the reporting period. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds with December 31 year ends. On May 5, 2005, the Trust obtained a formal resignation from TAIT as the independent registered public accounting firm of the Fund.

  TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction would have caused TAIT to make reference to that matter in connection with such reports.

NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) is being created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI agreed to create a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be

                            AIM V.I. BLUE CHIP FUND
distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec.. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

  - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

                            AIM V.I. BLUE CHIP FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
                                  President                                     Suite 100
Frank S. Bayley                                                                 Houston, TX 77046-1173
                                  Mark H. Williamson
James T. Bunch                    Executive Vice President                      INVESTMENT ADVISOR
                                                                                A I M Advisors, Inc.
Bruce L. Crockett                 Lisa O. Brinkley                              11 Greenway Plaza
Chair                             Senior Vice President and Chief Compliance    Suite 100
                                  Officer                                       Houston, TX 77046-1173
Albert R. Dowden
                                  Russell C. Burk                               TRANSFER AGENT
Edward K. Dunn Jr.                Senior Vice President (Senior Officer)        AIM Investment Services, Inc.
                                                                                P.O. Box 4739
Jack M. Fields                    Kevin M. Carome                               Houston, TX 77210-4739
                                  Senior Vice President, Secretary and Chief
Carl Frischling                   Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
Robert H. Graham                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President and Treasurer                  Boston, MA 02110-2801
Gerald J. Lewis
                                  Robert G. Alley                               COUNSEL TO THE FUND
Prema Mathai-Davis                Vice President                                Foley & Lardner LLP
                                                                                3000 K N.W., Suite 500
Lewis F. Pennock                  J. Philip Ferguson                            Washington, D.C. 20007-5111
                                  Vice President
Ruth H. Quigley                                                                 COUNSEL TO THE INDEPENDENT TRUSTEES
                                  Mark D. Greenberg                             Kramer, Levin, Naftalis & Frankel LLP
Larry Soll                        Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
Mark H. Williamson                William R. Keithler
                                  Vice President                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                  Karen Dunn Kelley                             11 Greenway Plaza
                                  Vice President                                Suite 100
                                                                                Houston, TX 77046-1173

                            AIM V.I. BLUE CHIP FUND

                                              AIM V.I. CAPITAL APPRECIATION FUND
                               Semiannual Report to Shareholders o June 30, 2005


          AIM V.I. CAPITAL APPRECIATION FUND seeks to provide growth of capital.


UNLESS OTHERWISE STATED, INFORMATION PRESENTED IN THIS REPORT IS AS OF JUNE 30, 2005, AND IS BASED ON TOTAL NET ASSETS.


================================================================================

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or 1-800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-7452 and 33-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 1-800-410-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2005, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS AND VARIABLE PRODUCT PROSPECTUS, WHICH CONTAIN MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ EACH CAREFULLY BEFORE INVESTING.

================================================================================

[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--


NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIM V.I. CAPITAL APPRECIATION FUND

MANAGEMENT'S DISCUSSION                                                                      We  divide attractive investment
OF FUND PERFORMANCE                                                                       candidates into two groups, which we
=====================================================================================     define as "core growth" and "accelerating
PERFORMANCE SUMMARY                                                                       growth" stocks.
                                             ========================================
Stocks, as measured by the performance       FUND VS. INDEXES                             We adjust our exposure to each group
of the S&P 500 Index and other market                                                     based on our analysis of economic and
benchmarks, generally posted lackluster      TOTAL RETURNS, 12/31/04-6/30/05,             market conditions.
returns over the period, amid investor       EXCLUDING VARIABLE PRODUCT ISSUER
concerns about higher oil prices and         CHARGES. IF VARIABLE PRODUCT ISSUER          o core growth stocks typically have more
rising interest rates. These trends also     CHARGES WERE INCLUDED, RETURNS WOULD BE      consistent long-term earnings growth
adversely affected the Fund's                LOWER.                                       records, and tend to be more defensive.
performance.
                                             Series I Shares                    -2.25%    o accelerating growth stocks usually
   The Fund underperformed the S&P 500       Series II Shares                   -2.36     have a catalyst driving rapid growth,
Index because that benchmark includes        Standard & Poor's Composite Index            such as a new product, process or
value stocks, which generally                 of 500 Stocks (S&P 500 Index)               technology. These stocks tend to be more
outperformed growth stocks over the           (Broad Market Index)              -0.81     volatile, but offer attractive returns
period. The portfolio's industrials          Russell 1000 Growth Index                    during periods of strong economic
holdings generally underperformed those       (Style-specific Index)            -1.72     growth.
of the Russell 1000 Growth Index,            Lipper Multi-Cap Growth Fund Index
causing the Fund to lag that benchmark.       (Peer Group Index)                -1.90        We construct the portfolio using a
                                                                                          bottom-up process, one security at a
                                             SOURCE: LIPPER, INC.                         time. We diversify the portfolio across
                                             ========================================     many industries and sectors; however,
=====================================================================================     there are no formal sector guidelines or
                                                                                          constraints. We are conscious of our
HOW WE INVEST                                able list of potential investments. We       weightings and risk relative to our
We believe that a growth investment          focus on the level, growth rate and          benchmark indexes and competitors, and
strategy is an essential component of a      sustainability of earnings, revenue and      we use internal controls and proprietary
diversified portfolio. Our disciplined       cash flow, ranking investment candidates     software to monitor risk levels and
investment process combines quantitative     on absolute and relative attractiveness.     sector concentration.
and fundamental analysis to find             Our fundamental analysis seeks to define
companies exhibiting long-term,              a company's key drivers of success and          We combine this investment process
sustainable earnings and cash flow           to assess their durability. We carefully     with an unemotional sell process that is
growth that is not yet reflected in          review financial statements and earnings     designed to reduce the risk of capital
investor expectations or equity              reports, the company's structure,            loss by avoiding what we call "growth
valuations.                                  business model and management team, the      stock failure". Some conditions that may
                                             competitive environment and market           cause us to reduce or sell a position
   Our quantitative analysis helps us        opportunities.                               include:
narrow our investment universe down to a
manage-                                                                                   o deterioration in business prospects

                                                                                          o worsening competitive position

                                                                                          o slowing earnings growth

                                                                                          o extended valuation

                                                                                          o more attractive investment opportunities

========================================     ========================================     ========================================
PORTFOLIO COMPOSITION                        TOP 5 INDUSTRIES*                            TOP 10 EQUITY HOLDINGS*

By sector                                     1. Health Care Equipment           6.4%      1. Dell Inc.                       2.6%
1. Information Technology          25.9%      2. Semiconductors                  4.7       2. Johnson & Johnson               1.9
2. Health Care                     19.8       3. Computer Hardware               4.2       3. Caremark Rx, Inc.               1.9
3. Consumer Discretionary          13.8       4. Pharmaceuticals                 4.1       4. Microsoft Corp.                 1.8
4. Energy                          11.1       5. Industrial Machinery            4.0       5. Yahoo! Inc.                     1.6
5. Industrials                     10.8                                                    6. Apple Computer, Inc.            1.6
6. Financials                       5.9      The fund's holdings are subject to            7. Microchip Technology Inc.       1.6
7. Materials                        5.9      change, and there is no assurance that        8. Exxon Mobil Corp                1.5
8. Consumer Staples                 5.1      the fund will continue to hold any            9. Ingersoll-Rand Co. Ltd.
                                             particular security.                             -Class A (Bermuda)              1.4
   Money Market Funds                                                                     10. Biomet, Inc.                    1.4
   Plus Other Assets Less                    *Excluding money market fund holdings.
   Liabilities                      1.7                                                   TOTAL NET ASSETS           $1.0 billion
                                                                                          TOTAL NUMBER OF HOLDINGS*           130
========================================     ========================================     ========================================

AIM V.I. CAPITAL APPRECIATION FUND


MARKET CONDITIONS AND YOUR FUND              already in the portfolio. Alcon was a                       KENNETH A. ZSCHAPPEL,
                                             particularly strong-performing health          [ZSCHAPPEL   senior portfolio
The S&P 500 Index declined at the            care stock for the Fund. The company,            PHOTO]     manager, is lead portfolio
beginning of the reporting period amid       which focuses on pharmaceuticals,                           manager of AIM V.I.
concerns about increasing oil prices and     surgical equipment and consumer eye-care                    Capital Appreciation Fund.
rising interest rates. The Federal           products, has benefited from cost-cutting    He joined AIM in 1990 and in 1992 became
Reserve (the Fed) continued                  measures, enabling it to increase its        a portfolio analyst for equity
raising interest rates to slow economic      profit margin.                               securities, specializing in technology
growth and curb potential inflation. The                                                  and health care. A native of Austin,
market generally rebounded in the last          Information technology and industrials    Texas, he received a B.A. in political
two months of the period as oil prices       were the largest detractors from Fund        science from Baylor University.
fell in May--before rising again in          performance as concerns about the
June--and many companies in the S&P 500      strength of the U.S. economy detracted                      CHRISTIAN A. COSTANZO,
Index reported strong earnings.              from the performance of stocks in these         [COSTANZO   Chartered Financial
                                             sectors. Stocks in these sectors that             PHOTO]    Analyst, portfolio
   As we were generally optimistic about     detracted from performance included:                        manager, is portfolio
the economy, we continued to favor                                                                       manager of AIM V.I.
accelerating growth stocks over core         o EBAY, the world's largest Internet         Capital Appreciation Fund. He joined AIM
growth holdings in the portfolio. At the     auctioneering company. In January, the       in 1995 as an analyst and assumed his
close of the reporting period,               company failed to meet profit estimates      current duties in 1997. Prior to joining
accelerating growth stocks composed about    and witnessed a slowing of its growth in     AIM, he worked as a business analyst from
65% of the portfolio while core growth       the U.S. market. We sold the stock prior     1991 to 1993. He holds a B.A. in biology
holdings made up about 35%.                  to the close of the reporting period         and economics from the University of
                                             because of concerns about the company's      Virginia and an M.B.A. from The
   This strategy proved more beneficial      earnings.                                    University of Texas at Austin.
to the Fund during the last two months of
the reporting period, when more              o UNITED STATES STEEL, the nation's                         ROBERT J. LLOYD, Chartered
economically sensitive sectors such as       second-largest steelmaker. The company's         [LLOYD     Financial Analyst,
consumer discretionary and information       stock declined amid concerns about               PHOTO]     portfolio manager, is
technology performed well. However, it       falling steel prices and China's                            portfolio manager of AIM
generally detracted from performance         faster-than-anticipated move toward                         V.I. Capital Appreciation
during the first four months of the          self-sufficiency in steel production. We     Fund. He joined AIM in 2000 as an analyst
period as investors favored more             continued to hold this stock because of      for the technology funds. He was promoted
defensive sectors such as utilities,         the company's recent strong earnings         to portfolio manager in 2001. He received
energy and health care.                      reports.                                     a B.B.A. from the University of Notre
                                                                                          Dame and an M.B.A. from the University of
   The portfolio had no exposure to          IN CLOSING                                   Chicago.
utilities, one of the better-performing
sectors for the period, as it is             Despite the improvement in the                              BRYAN A. UNTERHALTER,
generally not considered a growth sector.    performance of large-cap growth stocks        [UNTERHALTER  portfolio manager, is
                                             toward the end of the reporting period,          PHOTO]     portfolio manager of AIM
   Over the reporting period, we             overall it was a challenging six months                     V.I. Capital Appreciation
increased the portfolios exposure to         for this asset class. Regardless of                         Fund. He began his
energy, and it was the best-performing       market conditions, we are always striving    investment career in 1995 as an equity
sector for the Fund. Energy companies        to improve performance. We remain            trader. In 1997, he joined AIM as a
benefited from rising oil prices, and a      confident in our investment process, and     domestic equity trader and later became
stock in this sector, Valero Energy, was     we encourage investors to maintain a         an analyst on AIM's International
the top contributor to Fund performance      long-term perspective. We thank you for      (Europe/Canada) investment management
for the period. Valero is an independent     your continued participation in AIM V.I.     team in 1998. He was promoted to his
refining and marketing company which owns    Capital Appreciation Fund.                   current position in 2003. He received a
and operates 15 refineries. The company                                                   B.A. from The University of Texas at
has developed an efficient,                  The views and opinions expressed in          Austin and an M.B.A. from the University
cost-effective process for refining          Management's Discussion of Fund              of St. Thomas.
grades of oil that are heavier and           Performance are those of A I M Advisors,
higher in sulfur content. Because these      Inc. These views and opinions are subject    Assisted by the Multi-Cap Growth Team
grades cost less to purchase, this gives     to change at any time based on factors
Valero somewhat of an advantage over its     such as market and economic conditions.
competitors. The company reported record     These views and opinions may not be                    [RIGHT ARROW GRAPHIC]
first-quarter earnings.                      relied upon as investment advice or
                                             recommendations, or as an offer for a
   Health care was the second-best           particular security. The information is      For a discussion of risks of investing in
performing sector for the Fund as demand     not a complete analysis of every aspect      your Fund, indexes used in this report
for medical products and services tends      of any market, country, industry,            and your Fund's long-term performance,
to remain constant regardless of economic    security or the fund. Statements of fact     please turn the page.
conditions. Our exposure to this sector      are from sources considered reliable, but
increased over the period largely because    A I M  Advisors, Inc. makes no
of price appreciation of holdings            representation or warranty as to their
                                             completeness or accuracy. Although
                                             historical performance is no guarantee of
                                             future results, these insights may help
                                             you understand our investment management
                                             philosophy.

AIM V.I. CAPITAL APPRECIATION FUND


YOUR FUND'S LONG-TERM PERFORMANCE

=========================================
AVERAGE ANNUAL TOTAL RETURNS                 The inception date of the fund's Series      annuity contracts and variable life
As of 6/30/05                                II shares is 8/21/01.                        insurance policies, and through certain
                                                                                          pension or retirement plans. You cannot
SERIES I SHARES                                 The Series I and Series II shares         purchase shares of the fund directly.
Inception (5/5/93)                  8.42%    invest in the same portfolio of              Performance figures given represent the
10 Years                            5.87     securities and will have substantially       fund and are not intended to reflect
 5 Years                           -8.40     similar performance, except to the extent    actual variable product values. They do
 1 Year                             2.12     that expenses borne by each class differ.    not reflect sales charges, expenses and
                                                                                          fees assessed in connection with a
SERIES II SHARES                                The performance data quoted represent     variable product. Sales charges, expenses
10 Years                            5.61%    past performance and cannot guarantee        and fees, which are determined by the
 5 Years                           -8.63     comparable future results; current           variable product issuers, will vary and
 1 Year                             1.86     performance may be lower or higher.          will lower the total return. Per NASD
=========================================    Please consult the product issuer or your    requirements, the most recent month-end
                                             financial advisor for the most recent        performance data at the Fund level,
Returns since the inception date of          month-end performance. Performance           excluding variable product charges, is
Series II shares are historical. All         figures reflect fund expenses, reinvested    available on this AIM automated
other returns are the blended returns of     distributions and changes in net asset       information line, 866-702-4402. As
the historical performance of the fund's     value. Investment return and principal       mentioned above, for the most recent
Series II shares since their inception       value will fluctuate so that you may have    month-end performance including variable
and the restated historical performance      a gain or loss when you sell shares.         product charges, please contact your
of the fund's Series I shares (for                                                        variable product issuer or financial
periods prior to inception of the Series        AIM V.I. Capital Appreciation Fund, a     advisor.
II shares) adjusted to reflect the higher    series portfolio of AIM Variable
Rule 12b-1 fees applicable to the Series     Insurance Funds, is offered through
II shares.                                   insurance company separate accounts to
                                             fund variable


PRINCIPAL RISKS OF INVESTING IN THE FUND        The unmanaged LIPPER MULTI-CAP GROWTH     OTHER INFORMATION
                                             FUND INDEX represents an average of the
Investing in small and mid-size companies    performance of the 30 largest                The returns shown in the Management's
involves risks not associated with           multi-capitalization growth funds tracked    Discussion of Fund Performance are based
investing in more established companies,     by Lipper, Inc., an independent mutual       on net asset values calculated for
including business risk, significant         fund performance monitor.                    shareholder transactions. Generally
stock price fluctuations and illiquidity.                                                 accepted accounting principles require
                                                The unmanaged RUSSELL 1000--Registered    adjustments to be made to the net assets
   International investing presents          Trademark-- GROWTH INDEX is a subset of      of the fund at period end for financial
certain risks not associated with            the unmanaged RUSSELL 1000--Registered       reporting purposes, and as such, the net
investing solely in the United States.       Trademark-- INDEX, which represents the      asset value for shareholder transactions
These include risks relating to              performance of the stocks of large-          and the returns based on those net asset
fluctuations in the value of the U.S.        capitalization companies; the Growth         values may differ from the net asset
dollar relative to the values of other       subset measures the performance of           values and returns reported in the
currencies, the custody arrangements made    Russell 1000 companies with higher           Financial Highlights. Additionally, the
for the Fund's foreign holdings,             price/book ratios and higher forecasted      returns and net asset values shown
differences in accounting, political         growth values.                               throughout this report are at the fund
risks and the lesser degree of public                                                     level only and do not include variable
information required to be provided by          The fund is not managed to track the      product issuer charges. If such charges
non-U.S. companies. The Fund may invest      performance of any particular index,         were included, the total returns would be
up to 25% of its assets in the securities    including the indexes defined here, and      lower.
of non-U.S. issuers.                         consequently, the performance of the fund
                                             may deviate significantly from the              Industry classifications used in this
ABOUT INDEXES USED IN THIS REPORT            performance of the indexes.                  report are generally according to the
                                                                                          Global Industry Classification Standard,
The unmanaged Standard & Poor's Composite       A direct investment cannot be made in     which was developed by and is the
Index of 500 Stocks (the                     an index. Unless otherwise indicated,        exclusive property and a service mark of
S&P 500--Registered Trademark-- INDEX) is    index results include reinvested             Morgan Stanley Capital International Inc.
an index of common stocks frequently used    dividends, and they do not reflect sales     and Standard & Poor's.
as a general measure of U.S. stock market    charges. Performance of an index of funds
performance.                                 reflects fund expenses; performance of a
                                             market index does not.

AIM V.I. CAPITAL APPRECIATION FUND


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      ACTUAL EXPENSES                              actual return. The Fund's actual
                                                                                          cumulative total returns at net asset
As a shareholder of the Fund, you incur      The table below provides information         value after expenses for the six months
ongoing costs, including management fees;    about actual account values and actual       ended June 30, 2005, appear in the table
distribution and/or service fees (12b-1);    expenses. You may use the information in     "Fund vs. Indexes" on the first page of
and other Fund expenses. This example is     this table, together with the amount you     management's discussion of Fund
intended to help you understand your         invested, to estimate the expenses that      performance.
ongoing costs (in dollars) of investing      you paid over the period. Simply divide
in the Fund and to compare these costs       your account value by $1,000 (for               The hypothetical account values and
with ongoing costs of investing in other     example, an $8,600 account value divided     expenses may not be used to estimate the
mutual funds. The example is based on an     by $1,000 = 8.6), then multiply the          actual ending account balance or expenses
investment of $1,000 invested at the         result by the number in the table under      you paid for the period. You may use this
beginning of the period and held for the     the heading entitled "Actual Expenses Paid   information to compare the ongoing costs
entire period January 1, 2005, through       During Period" to estimate the expenses      of investing in the Fund and other funds.
June 30, 2005.                               you paid on your account during this         To do so, compare this 5% hypothetical
                                             period.                                      example with the 5% hypothetical examples
   The actual and hypothetical expenses                                                   that appear in the shareholder reports of
in the examples below do not represent                                                    the other funds.
the effect of any fees or other fees         HYPOTHETICAL EXAMPLE FOR
expressed in connection with a variable      COMPARISON PURPOSES                             Please note that the expenses shown in
product; if they did, the expenses shown                                                  the table are meant to highlight your
would be higher while the ending account     The table below also provides information    ongoing costs. Therefore, the
values shown would be lower.                 about hypothetical account values and        hypothetical information is useful in
                                             hypothetical expenses based on the Fund's    comparing ongoing costs, and will not
                                             actual expense ratio and an assumed rate     help you determine the relative total
                                             of return of 5% per year before expenses,    costs of owning different funds.
                                             which is not the Fund's

====================================================================================================================================

                                                         ACTUAL                                  HYPOTHETICAL
                                                                                      (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING ACCOUNT     ENDING ACCOUNT             EXPENSES         ENDING ACCOUNT             EXPENSES
SHARE                   VALUE                VALUE                 PAID DURING            VALUE                PAID DURING
CLASS                  (1/1/05)           (6/30/05)(1)              PERIOD(2)           (6/30/05)               PERIOD(2)

Series I           $       1,000.00      $       977.50            $      4.36       $     1,020.38            $      4.46
Series II                  1,000.00              976.40                   5.59             1,019.14                   5.71


(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2005, through June 30,
    2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended June 30, 2005, appear in the table "Fund vs. Indexes" on the first page of management's discussion of Fund performance.

(2) Expenses are equal to the Fund's annualized expense ratio (0.89% and 1.14% for Series I and Series II shares, respectively)
    multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

====================================================================================================================================

AIM V.I. CAPITAL APPRECIATION FUND


APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM Variable        o The quality of services to be provided     comparable to those of the Fund; (ii) was
Insurance Funds (the "Board") oversees       by AIM. The Board reviewed the               lower than the advisory fee rates for an
the management of AIM V.I. Capital           credentials and experience of the            offshore fund advised by an AIM affiliate
Appreciation Fund (the "Fund") and, as       officers and employees of AIM who will       with investment strategies comparable to
required by law, determines annually         provide investment advisory services to      those of the Fund; (iii) was higher than
whether to approve the continuance of        the Fund. In reviewing the qualifications    the sub-advisory fee rates for three
the Fund's advisory agreement with A I M     of AIM to provide investment                 unaffiliated mutual funds for which an
Advisors, Inc. ("AIM"). Based upon the       advisory services, the Board reviewed the    AIM affiliate serves as sub-advisor,
recommendation of the Investments            qualifications of AIM's investment           although the total management fees paid
Committee of the Board, which is             personnel and considered such issues as      by such unaffiliated mutual funds were
comprised solely of independent              AIM's portfolio and product review           higher than the advisory fee rate for the
trustees, at a meeting held on June 30,      process, various back office support         Fund; and (iv) was higher than the
2005, the Board, including all of the        functions provided by AIM and AIM's          advisory fee rates for three separately
independent trustees, approved the           equity and fixed income trading              managed wrap accounts managed by an AIM
continuance of the advisory agreement        operations. Based on the review of these     affiliate with investment strategies
(the "Advisory Agreement") between the       and other factors, the Board concluded       comparable to those of the Fund. The
Fund and AIM for another year, effective     that the quality of services to be           Board noted that AIM has agreed to waive
July 1, 2005.                                provided by AIM was appropriate and that     advisory fees of the Fund and to limit the
                                             AIM currently is providing satisfactory      Fund's total operating expenses, as
   The Board considered the factors          services in accordance with the terms of     discussed below. Based on this review,
discussed below in evaluating the            the Advisory Agreement.                      the Board concluded that the advisory fee
fairness and reasonableness of the                                                        rate for the Fund under the Advisory
Advisory Agreement at the meeting on June    o The performance of the Fund relative to    Agreement was fair and reasonable.
30, 2005 and as part of the Board's          comparable funds. The Board reviewed the
ongoing oversight of the Fund. In their      performance of the Fund during the past      o Fees relative to those of comparable
deliberations, the Board and the             one, three and five calendar years           funds with other advisors. The Board
independent trustees did not identify any    against the performance of funds advised     reviewed the advisory fee rate for the
particular factor that was controlling,      by other advisors with investment            Fund under the Advisory Agreement. The
and each trustee attributed different        strategies comparable to those of the        Board compared effective contractual
weights to the various factors.              Fund. The Board noted that the Fund's        advisory fee rates at a common asset
                                             performance was below the median             level and noted that the Fund's rate was
   One of the responsibilities of the        performance of such comparable funds for     above the median rate of the funds
Senior Officer of the Fund, who is           the one year period and above such median    advised by other advisors with investment
independent of AIM and AIM's affiliates,     performance for the three and five year      strategies comparable to those of the
is to manage the process by which the        periods. Based on this review, the Board     Fund that the Board reviewed. The Board
Fund's proposed management fees are          concluded that no changes should be made     noted that AIM has agreed to waive
negotiated to ensure that they are           to the Fund and that it was not necessary    advisory fees of the Fund and to limit
negotiated in a manner which is at arm's     to change the Fund's portfolio management    the Fund's total operating expenses, as
length and reasonable. To that end, the      team at this time.                           discussed below. Based on this review,
Senior Officer must either supervise a                                                    the Board concluded that the advisory fee
competitive bidding process or prepare an    o The performance of the Fund relative to    rate for the Fund under the Advisory
independent written evaluation. The          indices. The Board reviewed the              Agreement was fair and reasonable.
Senior Officer has recommended an            performance of the Fund during the past
independent written evaluation in lieu of    one, three and five calendar years           o Expense limitations and fee waivers.
a competitive bidding process and, upon      against the performance of the Lipper        The Board noted that AIM has
the direction of the Board, has prepared     Multi Cap Growth Index. The Board noted      contractually agreed to waive advisory
such an independent written evaluation.      that the Fund's performance was below the    fees of the Fund through June 30, 2006 to
Such written evaluation also considered      performance of such Index for the one and    the extent necessary so that the advisory
certain of the factors discussed below.      three year periods and above such Index      fees payable by the Fund do not exceed a
In addition, as discussed below, the         for the five year period. Based on this      specified maximum advisory fee rate,
Senior Officer made certain                  review, the Board concluded that no          which maximum rate includes breakpoints
recommendations to the Board in              changes should be made to the Fund and       and is based on net asset levels. The
connection with such written evaluation.     that it was not necessary to change the      Board considered the contractual nature
                                             Fund's portfolio management team at this     of this fee waiver and noted that it
   The discussion below serves as a          time.                                        remains in effect until June 30, 2006.
summary of the Senior Officer's                                                           The Board noted that AIM has
independent written evaluation and           o Meeting with the Fund's portfolio          contractually agreed to waive fees and/or
recommendations to the Board in              managers and investment personnel. With      limit expenses of the Fund through April
connection therewith, as well as a           respect to the Fund, the Board is meeting    30, 2006 in an amount necessary to limit
discussion of the material factors and       periodically with such Fund's portfolio      total annual operating expenses to a
the conclusions with respect thereto that    managers and/or other investment             specified percentage of average daily net
formed the basis for the Board's approval    personnel and believes that such             assets for each class of the Fund. The
of the Advisory Agreement. After             individuals are competent and able to        Board considered the contractual nature
consideration of all of the factors below    continue to carry out their                  of this fee waiver/expense limitation and
and based on its informed business           responsibilities under the Advisory          noted that it remains in effect until
judgment, the Board determined that the      Agreement.                                   April 30, 2006. The Board considered the
Advisory Agreement is in the best                                                         effect these fee waivers/expense
interests of the Fund and its                o Overall performance of AIM. The Board      limitations would have on the Fund's
shareholders and that the compensation to    considered the overall performance of AIM    estimated expenses and concluded that the
AIM under the Advisory Agreement is fair     in providing investment advisory and         levels of fee waivers/expense limitations
and reasonable and would have been           portfolio administrative services to the     for the Fund were fair and reasonable.
obtained through arm's length                Fund and concluded that such performance
negotiations.                                was satisfactory.

o The nature and extent of the advisory      o Fees relative to those of clients of
services to be provided by AIM. The Board    AIM with comparable investment
reviewed the services to be provided by      strategies. The Board reviewed the
AIM under the Advisory Agreement. Based      advisory fee rate for the Fund under the
on such review, the Board concluded that     Advisory Agreement. The Board noted that
the range of services to be provided by      this rate (i) was comparable to the
AIM under the Advisory Agreement was         advisory fee rates for a mutual fund
appropriate and that AIM currently is        advised by AIM with investment strategies
providing services in accordance with the                                                                               (continued)
terms of the Advisory Agreement.

AIM V.I. CAPITAL APPRECIATION FUND


o Breakpoints and economies of scale. The    the recommendation made by the Senior        transfer agency and distribution
Board reviewed the structure of the          Officer to the Board that the Board          services, and that AIM and its affiliates
Fund's advisory fee under the Advisory       consider implementing a process to assist    currently are providing satisfactory
Agreement, noting that it includes one       them in more closely monitoring the          non-investment advisory services.
breakpoint. The Board reviewed the level     performance of the AIM Funds. The Board
of the Fund's advisory fees, and noted       concluded that it would be advisable to      o Other factors and current trends. In
that such fees, as a percentage of the       implement such a process as soon as          determining whether to continue the
Fund's net assets, have decreased as net     reasonably practicable.                      Advisory Agreement for the Fund, the
assets increased because the Advisory                                                     Board considered the fact that AIM, along
Agreement includes a breakpoint. The         o Profitability of AIM and its               with others in the mutual fund industry,
Board noted that AIM has contractually       affiliates. The Board reviewed               is subject to regulatory inquiries and
agreed to waive advisory fees of the Fund    information concerning the profitability     litigation related to a wide range of
through June 30, 2006 to the extent          of AIM's (and its affiliates ) investment    issues. The Board also considered the
necessary so that the advisory fees          advisory and other activities and its        governance and compliance reforms being
payable by the Fund do not exceed a          financial condition. The Board considered    undertaken by AIM and its affiliates,
specified maximum advisory fee rate,         the overall profitability of AIM, as well    including maintaining an internal
which maximum rate includes breakpoints      as the profitability of AIM in connection    controls committee and retaining an
and is based on net asset levels. The        with managing the Fund. The Board noted      independent compliance consultant, and
Board concluded that the Fund's fee          that AIM's operations remain profitable,     the fact that AIM has undertaken to cause
levels under the Advisory Agreement          although increased expenses in recent        the Fund to operate in accordance with
therefore reflect economies of scale and     years have reduced AIM's profitability.      certain governance policies and
that it was not necessary to change the      Based on the review of the profitability     practices. The Board concluded that these
advisory fee breakpoints in the Fund's       of AIM's and its affiliates' investment      actions indicated a good faith effort on
advisory fee schedule.                       advisory and other activities and its        the part of AIM to adhere to the highest
                                             financial condition, the Board concluded     ethical standards, and determined that
o Investments in affiliated money market     that the compensation to be paid by the      the current regulatory and litigation
funds. The Board also took into account      Fund to AIM under the Advisory Agreement     environment to which AIM is subject
the fact that uninvested cash and cash       was not excessive.                           should not prevent the Board from
collateral from securities lending                                                        continuing the Advisory Agreement for the
arrangements (collectively, "cash            o Benefits of soft dollars to AIM. The       Fund.
balances") of the Fund may be invested in    Board considered the benefits realized by
money market funds advised by AIM            AIM as a result of brokerage transactions
pursuant to the terms of an SEC exemptive    executed through "soft dollar"
order. The Board found that the Fund may     arrangements. Under these arrangements,
realize certain benefits upon investing      brokerage commissions paid by the Fund
cash balances in AIM advised money market    and/or other funds advised by AIM are
funds, including a higher net return,        used to pay for research and execution
increased liquidity, increased               services. This research is used by AIM in
diversification or decreased transaction     making investment decisions for the Fund.
costs. The Board also found that the Fund    The Board concluded that such
will not receive reduced services if it      arrangements were appropriate.
invests its cash balances in such money
market funds. The Board noted that, to       o AIM's financial soundness in light of
the extent the Fund invests in affiliated    the Fund's needs. The Board considered
money market funds, AIM has voluntarily      whether AIM is financially sound and has
agreed to waive a portion of the advisory    the resources necessary to perform its
fees it receives from the Fund               obligations under the Advisory Agreement,
attributable to such investment. The         and concluded that AIM has the financial
Board further determined that the            resources necessary to fulfill its
proposed securities lending program and      obligations under the Advisory Agreement.
related procedures with respect to the
lending Fund is in the best interests of     o Historical relationship between the
the lending Fund and its respective          Fund and AIM. In determining whether to
shareholders. The Board therefore            continue the Advisory Agreement for the
concluded that the investment of cash        Fund, the Board also considered the prior
collateral received in connection with       relationship between AIM and the Fund, as
the securities lending program in the        well as the Board's knowledge of AIM's
money market funds according to the          operations, and concluded that it was
procedures is in the best interests of       beneficial to maintain the
the lending Fund and its respective          current relationship, in part, because of
shareholders.                                such knowledge. The Board also reviewed
                                             the general nature of the non-investment
o Independent written evaluation and         advisory services currently performed by
recommendations of the Fund's Senior         AIM and its affiliates, such as
Officer. The Board noted that, upon their    administrative, transfer agency and
direction, the Senior Officer of the Fund    distribution services, and the fees
had prepared an independent written          received by AIM and its affiliates for
evaluation in order to assist the Board      performing such services. In addition to
in determining the reasonableness of the     reviewing such services, the trustees
proposed management fees of the AIM          also considered the organizational
Funds, including the Fund. The Board         structure employed by AIM and its
noted that the Senior Officer's written      affiliates to provide those services.
evaluation had been relied upon by the       Based on the review of these and other
Board in this regard in lieu of a            factors, the Board concluded that AIM and
competitive bidding process. In              its affiliates were qualified to continue
determining whether to continue the          to provide  non-investment advisory
Advisory Agreement for the Fund, the         services to the Fund, including
Board considered the Senior Officer's        administrative,
written evaluation and

SCHEDULE OF INVESTMENTS

June 30, 2005
(Unaudited)


                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-98.33%

ADVERTISING-1.34%

Lamar Advertising Co.-Class A(a)(b)               201,400   $    8,613,878
--------------------------------------------------------------------------
Omnicom Group Inc.                                 63,600        5,079,096
==========================================================================
                                                                13,692,974
==========================================================================

AEROSPACE & DEFENSE-0.81%

Honeywell International Inc.                      225,400        8,256,402
==========================================================================

AIR FREIGHT & LOGISTICS-0.71%

FedEx Corp.                                        90,100        7,299,001
==========================================================================

ALUMINUM-0.29%

Alcoa Inc.                                        113,500        2,965,755
==========================================================================

APPAREL RETAIL-1.15%

Abercrombie & Fitch Co.-Class A                    90,100        6,189,870
--------------------------------------------------------------------------
Ross Stores, Inc.                                 193,000        5,579,630
==========================================================================
                                                                11,769,500
==========================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.87%

Coach, Inc.(a)                                    265,400        8,909,478
==========================================================================

APPLICATION SOFTWARE-1.95%

Amdocs Ltd. (United Kingdom)(a)                   139,500        3,686,985
--------------------------------------------------------------------------
Autodesk, Inc.                                    216,300        7,434,231
--------------------------------------------------------------------------
NAVTEQ Corp.(a)                                   236,300        8,785,634
==========================================================================
                                                                19,906,850
==========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.41%

Franklin Resources, Inc.                           54,100        4,164,618
==========================================================================

BIOTECHNOLOGY-2.16%

Amgen Inc.(a)                                     134,300        8,119,778
--------------------------------------------------------------------------
Gilead Sciences, Inc.(a)                          221,900        9,761,381
--------------------------------------------------------------------------
Protein Design Labs, Inc.(a)                      206,000        4,163,260
==========================================================================
                                                                22,044,419
==========================================================================

BROADCASTING & CABLE TV-1.65%

Univision Communications Inc.-Class A(a)(b)       270,460        7,451,173
--------------------------------------------------------------------------
XM Satellite Radio Holdings Inc.-Class
  A(a)(b)                                         279,900        9,421,434
==========================================================================
                                                                16,872,607
==========================================================================

COMMUNICATIONS EQUIPMENT-2.32%

Cisco Systems, Inc.(a)                            631,000       12,058,410
--------------------------------------------------------------------------
Comverse Technology, Inc.(a)                      180,300        4,264,095
--------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-(CONTINUED)

QUALCOMM Inc.                                     225,400   $    7,440,454
==========================================================================
                                                                23,762,959
==========================================================================

COMPUTER & ELECTRONICS RETAIL-0.41%

Best Buy Co., Inc.                                 61,500        4,215,825
==========================================================================

COMPUTER HARDWARE-4.24%

Apple Computer, Inc.(a)                           450,700       16,590,267
--------------------------------------------------------------------------
Dell Inc.(a)                                      676,100       26,712,711
==========================================================================
                                                                43,302,978
==========================================================================

COMPUTER STORAGE & PERIPHERALS-0.97%

EMC Corp.(a)                                      721,100        9,886,281
==========================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-1.59%

Caterpillar Inc.                                  108,200       10,312,542
--------------------------------------------------------------------------
Deere & Co.                                        90,100        5,900,649
==========================================================================
                                                                16,213,191
==========================================================================

CONSUMER ELECTRONICS-1.29%

Garmin Ltd. (Cayman Islands)(b)                    69,700        2,979,675
--------------------------------------------------------------------------
Harman International Industries, Inc.             125,000       10,170,000
==========================================================================
                                                                13,149,675
==========================================================================

CONSUMER FINANCE-1.60%

American Express Co.                              135,200        7,196,696
--------------------------------------------------------------------------
SLM Corp.                                         180,300        9,159,240
==========================================================================
                                                                16,355,936
==========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-2.42%

Automatic Data Processing, Inc.                   180,300        7,567,191
--------------------------------------------------------------------------
Fiserv, Inc.(a)                                   270,412       11,614,195
--------------------------------------------------------------------------
Iron Mountain Inc.(a)                             180,300        5,592,906
==========================================================================
                                                                24,774,292
==========================================================================

DEPARTMENT STORES-1.22%

J.C. Penney Co., Inc.                              60,800        3,196,864
--------------------------------------------------------------------------
Kohl's Corp.(a)                                    90,100        5,037,491
--------------------------------------------------------------------------
Sears Holdings Corp.(a)                            28,363        4,250,763
==========================================================================
                                                                12,485,118
==========================================================================

DIVERSIFIED BANKS-0.80%

Bank of America Corp.                             180,300        8,223,483
==========================================================================

DIVERSIFIED CHEMICALS-1.46%

Dow Chemical Co. (The)                            117,200        5,218,916
--------------------------------------------------------------------------

                       AIM V.I. CAPITAL APPRECIATION FUND


                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
DIVERSIFIED CHEMICALS-(CONTINUED)

E. I. du Pont de Nemours & Co.                    135,400   $    5,823,554
--------------------------------------------------------------------------
Eastman Chemical Co.                               69,700        3,843,955
==========================================================================
                                                                14,886,425
==========================================================================

DIVERSIFIED METALS & MINING-0.51%

Phelps Dodge Corp.                                 56,100        5,189,250
==========================================================================

DRUG RETAIL-0.81%

Walgreen Co.                                      180,300        8,291,997
==========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.16%

Emerson Electric Co.                               92,000        5,761,960
--------------------------------------------------------------------------
Rockwell Automation, Inc.                         126,200        6,147,202
==========================================================================
                                                                11,909,162
==========================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS-0.78%

Monsanto Co.                                      126,200        7,934,194
==========================================================================

FOOD DISTRIBUTORS-0.34%

Sysco Corp.                                        95,900        3,470,621
==========================================================================

FOOD RETAIL-0.45%

Whole Foods Market, Inc.(b)                        38,700        4,578,210
==========================================================================

FOOTWEAR-0.76%

NIKE, Inc.-Class B                                 90,100        7,802,660
==========================================================================

HEALTH CARE EQUIPMENT-6.45%

Bard (C.R.), Inc.                                  93,900        6,245,289
--------------------------------------------------------------------------
Becton, Dickinson & Co.                           186,400        9,780,408
--------------------------------------------------------------------------
Biomet, Inc.                                      399,325       13,832,618
--------------------------------------------------------------------------
Fisher Scientific International Inc.(a)(b)        119,900        7,781,510
--------------------------------------------------------------------------
Medtronic, Inc.                                   147,100        7,618,309
--------------------------------------------------------------------------
St. Jude Medical, Inc.(a)                         226,200        9,864,582
--------------------------------------------------------------------------
Varian Medical Systems, Inc.(a)                   187,700        7,006,841
--------------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                           49,500        3,770,415
==========================================================================
                                                                65,899,972
==========================================================================

HEALTH CARE FACILITIES-0.96%

HCA Inc.                                           90,100        5,105,967
--------------------------------------------------------------------------
Health Management Associates, Inc.-Class A(b)     180,300        4,720,254
==========================================================================
                                                                 9,826,221
==========================================================================

HEALTH CARE SERVICES-1.91%

Caremark Rx, Inc.(a)                              437,670       19,485,068
==========================================================================

HEALTH CARE SUPPLIES-1.31%

Alcon, Inc. (Switzerland)                         122,100       13,351,635
==========================================================================

HOME ENTERTAINMENT SOFTWARE-0.55%

Electronic Arts Inc.(a)                            99,200        5,615,712
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------


HOMEFURNISHING RETAIL-0.88%

Bed Bath & Beyond Inc.(a)                         216,300   $    9,037,014
==========================================================================

HOTELS, RESORTS & CRUISE LINES-1.64%

Carnival Corp. (Panama)(c)                        162,300        8,853,465
--------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.(d)      135,200        7,918,664
==========================================================================
                                                                16,772,129
==========================================================================

HOUSEHOLD PRODUCTS-0.56%

Procter & Gamble Co. (The)                        108,200        5,707,550
==========================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES-0.99%

Robert Half International Inc.                    405,600       10,127,832
==========================================================================

HYPERMARKETS & SUPER CENTERS-0.52%

Wal-Mart Stores, Inc.                             110,600        5,330,920
==========================================================================

INDUSTRIAL CONGLOMERATES-1.56%

General Electric Co.                              270,400        9,369,360
--------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                 225,400        6,581,680
==========================================================================
                                                                15,951,040
==========================================================================

INDUSTRIAL GASES-0.94%

Air Products & Chemicals, Inc.                     80,200        4,836,060
--------------------------------------------------------------------------
Praxair, Inc.                                     102,900        4,795,140
==========================================================================
                                                                 9,631,200
==========================================================================

INDUSTRIAL MACHINERY-4.00%

Danaher Corp.                                     180,300        9,436,902
--------------------------------------------------------------------------
Eaton Corp.                                        90,100        5,396,990
--------------------------------------------------------------------------
Illinois Tool Works Inc.                           65,500        5,219,040
--------------------------------------------------------------------------
Ingersoll-Rand Co. Ltd.-Class A (Bermuda)         198,300       14,148,705
--------------------------------------------------------------------------
Parker Hannifin Corp.                             108,200        6,709,482
==========================================================================
                                                                40,911,119
==========================================================================

INTEGRATED OIL & GAS-3.58%

Chevron Corp.                                      88,000        4,920,960
--------------------------------------------------------------------------
ConocoPhillips                                    180,300       10,365,447
--------------------------------------------------------------------------
Exxon Mobil Corp.                                 270,400       15,539,888
--------------------------------------------------------------------------
Occidental Petroleum Corp.                         74,700        5,746,671
==========================================================================
                                                                36,572,966
==========================================================================

INTERNET SOFTWARE & SERVICES-3.38%

Google Inc.-Class A(a)                             35,900       10,559,985
--------------------------------------------------------------------------
VeriSign, Inc.(a)                                 250,900        7,215,884
--------------------------------------------------------------------------
Yahoo! Inc.(a)                                    483,800       16,763,670
==========================================================================
                                                                34,539,539
==========================================================================

INVESTMENT BANKING & BROKERAGE-1.76%

Goldman Sachs Group, Inc. (The)                    99,200       10,120,384
--------------------------------------------------------------------------

                       AIM V.I. CAPITAL APPRECIATION FUND


                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
INVESTMENT BANKING & BROKERAGE-(CONTINUED)

Merrill Lynch & Co., Inc.                         143,800   $    7,910,438
==========================================================================
                                                                18,030,822
==========================================================================

MANAGED HEALTH CARE-2.96%

Aetna Inc.                                        149,100       12,348,462
--------------------------------------------------------------------------
PacifiCare Health Systems, Inc.(a)                 86,400        6,173,280
--------------------------------------------------------------------------
UnitedHealth Group Inc.                           167,000        8,707,380
--------------------------------------------------------------------------
WellPoint, Inc.(a)                                 44,100        3,071,124
==========================================================================
                                                                30,300,246
==========================================================================

OIL & GAS DRILLING-1.92%

ENSCO International Inc.                          191,500        6,846,125
--------------------------------------------------------------------------
GlobalSantaFe Corp. (Cayman Islands)              153,200        6,250,560
--------------------------------------------------------------------------
Patterson-UTI Energy, Inc.                        234,400        6,523,352
==========================================================================
                                                                19,620,037
==========================================================================

OIL & GAS EQUIPMENT & SERVICES-1.39%

Baker Hughes Inc.                                 151,400        7,745,624
--------------------------------------------------------------------------
National-Oilwell Varco Inc.(a)                    135,200        6,427,408
==========================================================================
                                                                14,173,032
==========================================================================

OIL & GAS EXPLORATION & PRODUCTION-3.08%

Apache Corp.                                       72,100        4,657,660
--------------------------------------------------------------------------
Burlington Resources Inc.                         101,900        5,628,956
--------------------------------------------------------------------------
Devon Energy Corp.                                203,700       10,323,516
--------------------------------------------------------------------------
Newfield Exploration Co.(a)                       108,200        4,316,098
--------------------------------------------------------------------------
XTO Energy, Inc.                                  192,333        6,537,399
==========================================================================
                                                                31,463,629
==========================================================================

OIL & GAS REFINING & MARKETING-1.18%

Valero Energy Corp.(b)                            153,200       12,119,652
==========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.11%

Citigroup Inc.                                    246,300       11,386,449
==========================================================================

PACKAGED FOODS & MEATS-0.89%

Hershey Co. (The)                                  90,100        5,595,210
--------------------------------------------------------------------------
Kellogg Co.                                        78,700        3,497,428
==========================================================================
                                                                 9,092,638
==========================================================================

PERSONAL PRODUCTS-0.93%

Gillette Co. (The)                                187,900        9,513,377
==========================================================================

PHARMACEUTICALS-4.09%

Johnson & Johnson                                 305,800       19,877,000
--------------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A(b)           238,600        7,570,778
--------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

PHARMACEUTICALS-(CONTINUED)

Pfizer Inc.                                       233,100   $    6,428,898
--------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR
  (Israel)                                        254,300        7,918,902
==========================================================================
                                                                41,795,578
==========================================================================

RESTAURANTS-1.02%

Brinker International, Inc.(a)                     96,600        3,868,830
--------------------------------------------------------------------------
Starbucks Corp.(a)                                126,200        6,519,492
==========================================================================
                                                                10,388,322
==========================================================================

SEMICONDUCTOR EQUIPMENT-0.82%

Applied Materials, Inc.                           285,500        4,619,390
--------------------------------------------------------------------------
KLA-Tencor Corp.                                   87,200        3,810,640
==========================================================================
                                                                 8,430,030
==========================================================================

SEMICONDUCTORS-4.70%

Analog Devices, Inc.                              315,500       11,771,305
--------------------------------------------------------------------------
Linear Technology Corp.                           261,400        9,590,766
--------------------------------------------------------------------------
Marvell Technology Group Ltd. (Bermuda)(a)        135,200        5,143,008
--------------------------------------------------------------------------
Maxim Integrated Products, Inc.                   145,500        5,559,555
--------------------------------------------------------------------------
Microchip Technology Inc.                         540,825       16,019,237
==========================================================================
                                                                48,083,871
==========================================================================

SOFT DRINKS-0.57%

PepsiCo, Inc.                                     108,200        5,835,226
==========================================================================

SPECIALIZED FINANCE-0.21%

Chicago Mercantile Exchange Holdings Inc.           7,200        2,127,600
==========================================================================

SPECIALTY CHEMICALS-0.87%

Ecolab Inc.                                       144,200        4,666,312
--------------------------------------------------------------------------
Rohm & Haas Co.                                    91,800        4,254,012
==========================================================================
                                                                 8,920,324
==========================================================================

SPECIALTY STORES-1.56%

Office Depot, Inc.(a)                             209,800        4,791,832
--------------------------------------------------------------------------
Staples, Inc.                                     521,900       11,126,908
==========================================================================
                                                                15,918,740
==========================================================================

STEEL-1.04%

Nucor Corp.                                        78,400        3,576,608
--------------------------------------------------------------------------
United States Steel Corp.                         205,800        7,073,346
==========================================================================
                                                                10,649,954
==========================================================================

SYSTEMS SOFTWARE-3.73%

Adobe Systems Inc.                                171,100        4,896,882
--------------------------------------------------------------------------
McAfee Inc.(a)                                    180,300        4,720,254
--------------------------------------------------------------------------
Microsoft Corp.                                   721,100       17,912,124
--------------------------------------------------------------------------
Oracle Corp.(a)                                   800,200       10,562,640
==========================================================================
                                                                38,091,900
==========================================================================

                       AIM V.I. CAPITAL APPRECIATION FUND


                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

TECHNOLOGY DISTRIBUTORS-0.80%

CDW Corp.(b)                                      144,200   $    8,232,378
==========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $793,972,442)                          1,005,247,583
==========================================================================
MONEY MARKET FUNDS-3.67%

Liquid Assets Portfolio-Institutional
  Class(e)                                     18,765,707       18,765,707
--------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(e)    18,765,707       18,765,707
==========================================================================
    Total Money Market Funds (Cost
      $37,531,414)                                              37,531,414
==========================================================================
TOTAL INVESTMENTS-102.00% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $831,503,856)                1,042,778,997
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------


INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED MONEY MARKET
  FUNDS-4.61%

STIC Prime Portfolio-Institutional
  Class(e)(f)                                  47,156,670   $   47,156,670
==========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $47,156,670)                                        47,156,670
==========================================================================
TOTAL INVESTMENTS-106.61% (Cost $878,660,526)                1,089,935,667
==========================================================================
OTHER ASSETS LESS LIABILITIES-(6.61%)                          (67,611,671)
==========================================================================
NET ASSETS-100.00%                                          $1,022,323,996
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) All or a portion of this security has been pledged as collateral for securities lending transactions at June 30, 2005.
(c) Each unit represents one common share and one trust share.
(d) Each unit represents one common share and one Class B share.
(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(f) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7.

See accompanying notes which are an integral part of the financial statements.
                       AIM V.I. CAPITAL APPRECIATION FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005
(Unaudited)

ASSETS:

Investments, at market value (cost
  $793,972,442)*                               $1,005,247,583
-------------------------------------------------------------
Investments in affiliated money market funds
  (cost $84,688,084)                               84,688,084
=============================================================
    Total investments (cost $878,660,526)       1,089,935,667
=============================================================
Receivables for:
  Investments sold                                 12,239,392
-------------------------------------------------------------
  Fund shares sold                                    713,280
-------------------------------------------------------------
  Dividends                                           567,915
-------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                 68,448
-------------------------------------------------------------
Other assets                                            9,239
=============================================================
    Total assets                                1,103,533,941
_____________________________________________________________
=============================================================

LIABILITIES:

Payables for:
  Investments purchased                            32,222,256
-------------------------------------------------------------
  Fund shares reacquired                              510,404
-------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                  120,338
-------------------------------------------------------------
  Collateral upon return of securities loaned      47,156,670
-------------------------------------------------------------
Accrued administrative services fees                1,073,702
-------------------------------------------------------------
Accrued distribution fees -- Series II                111,045
-------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                                213
-------------------------------------------------------------
Accrued operating expenses                             15,317
=============================================================
    Total liabilities                              81,209,945
=============================================================
Net assets applicable to shares outstanding    $1,022,323,996
_____________________________________________________________
=============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $1,213,462,606
-------------------------------------------------------------
Undistributed net investment income                   718,656
-------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                     (403,132,407)
-------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies               211,275,141
=============================================================
                                               $1,022,323,996
_____________________________________________________________
=============================================================

NET ASSETS:

Series I                                       $  811,221,606
_____________________________________________________________
=============================================================
Series II                                      $  211,102,390
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Series I                                           36,579,376
_____________________________________________________________
=============================================================
Series II                                           9,609,507
_____________________________________________________________
=============================================================
Series I:
  Net asset value per share                    $        22.18
_____________________________________________________________
=============================================================
Series II:
  Net asset value per share                    $        21.97
_____________________________________________________________
=============================================================

* At June 30, 2005, securities with an aggregate market value of $45,909,962 were on loan to brokers.

STATEMENT OF OPERATIONS

For the six months ended June 30, 2005
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $47,041)                                       $  4,418,306
-------------------------------------------------------------
Dividends from affiliated money market funds
  (includes securities lending income of
  $30,998 after compensation to counterparties
  of $384,034)                                        470,553
-------------------------------------------------------------
Interest                                                1,035
=============================================================
    Total investment income                         4,889,894
=============================================================

EXPENSES:

Advisory fees                                       3,027,846
-------------------------------------------------------------
Administrative services fees                        1,237,376
-------------------------------------------------------------
Custodian fees                                         38,543
-------------------------------------------------------------
Distribution fees -- Series II                        201,987
-------------------------------------------------------------
Transfer agent fees                                    19,408
-------------------------------------------------------------
Trustees' and officer's fees and benefits              20,165
-------------------------------------------------------------
Other                                                  36,519
=============================================================
    Total expenses                                  4,581,844
=============================================================
Less: Fees waived                                      (4,846)
=============================================================
    Net expenses                                    4,576,998
=============================================================
Net investment income                                 312,896
=============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN CURRENCIES:

Net realized gain from:
  Investment securities (includes gains from
    securities sold to affiliates of
    $1,486,044)                                    19,803,725
-------------------------------------------------------------
  Foreign currencies                                   83,623
=============================================================
                                                   19,887,348
=============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                           (43,064,292)
-------------------------------------------------------------
  Foreign currencies                                      (68)
=============================================================
                                                  (43,064,360)
=============================================================
Net gain (loss) from investment securities and
  foreign currencies                              (23,177,012)
=============================================================
Net increase (decrease) in net assets resulting
  from operations                                $(22,864,116)
_____________________________________________________________
=============================================================

See accompanying notes which are an integral part of the financial statements.
                       AIM V.I. CAPITAL APPRECIATION FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2005 and the year ended December 31, 2004 (Unaudited)

                                                                 JUNE 30,        DECEMBER 31,
                                                                   2005              2004
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $      312,896    $      647,415
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies and option contracts                               19,887,348        53,272,992
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                 (43,064,360)        5,399,330
==============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                  (22,864,116)       59,319,737
==============================================================================================
Share transactions-net:
  Series I                                                       (55,529,798)     (103,365,150)
----------------------------------------------------------------------------------------------
  Series II                                                       76,746,410        58,730,811
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                           21,216,612       (44,634,339)
==============================================================================================
    Net increase (decrease) in net assets                         (1,647,504)       14,685,398
==============================================================================================

NET ASSETS:

  Beginning of period                                          1,023,971,500     1,009,286,102
==============================================================================================
  End of period (including undistributed net investment
income of $718,656 and $405,760, respectively).               $1,022,323,996    $1,023,971,500
______________________________________________________________________________________________
==============================================================================================

See accompanying notes which are an integral part of the financial statements.
                       AIM V.I. CAPITAL APPRECIATION FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Capital Appreciation Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty-eight separate portfolios. The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products"). Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair

                       AIM V.I. CAPITAL APPRECIATION FUND
     value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

I. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.
                       AIM V.I. CAPITAL APPRECIATION FUND

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                            0.65%
-------------------------------------------------------------------
Over $250 million                                             0.60%
___________________________________________________________________
===================================================================


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets, through April 30, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. AIM did not waive fees and/or reimburse expenses during the period under this expense limitation.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended June 30, 2005, AIM waived fees of $4,846.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2005, AMVESCAP's expense reimbursement was less than $100.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2005, AIM was paid $118,650 for accounting and fund administrative services and reimbursed $1,118,726 for services provided by insurance companies.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. For the six months ended June 30, 2005, the Fund paid AISI $19,408.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. Pursuant to the Plan, for the six months ended June 30, 2005, the Series II shares paid $201,987.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

                       AIM V.I. CAPITAL APPRECIATION FUND

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the SEC, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               12/31/04          AT COST          FROM SALES       (DEPRECIATION)      06/30/05        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $11,214,768      $124,501,098      $(116,950,159)        $   --         $18,765,707     $218,612       $   --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
  Class            11,214,768       124,501,098       (116,950,159)            --          18,765,707      220,943           --
==================================================================================================================================
  Subtotal        $22,429,536      $249,002,196      $(233,900,318)        $   --         $37,531,414     $439,555       $   --
==================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               12/31/04          AT COST          FROM SALES       (DEPRECIATION)      06/30/05        INCOME*     GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
  Class           $30,500,985      $201,445,719      $(184,790,034)        $   --         $47,156,670     $ 30,998       $   --
==================================================================================================================================
  Total           $52,930,521      $450,447,915      $(418,690,352)        $   --         $84,688,084     $470,553       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

* Net of compensation to counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, during the six months ended June 30, 2005, the Fund engaged in securities purchases of $4,513,168 and sales of $7,251,139, which resulted in net realized gains of $1,486,044.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee of the Fund who is not an "interested person" of the AIM Funds. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    In addition to the above, "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to the Senior Officer of the AIM Funds.

    During the six months ended June 30, 2005, the Fund paid legal fees of $3,853 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties

                       AIM V.I. CAPITAL APPRECIATION FUND
to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At June 30, 2005, securities with an aggregate value of $45,909,962 were on loan to brokers. The loans were secured by cash collateral of $47,156,670 received by the Fund and subsequently invested in an affiliated money market fund. For the six months ended June 30, 2005, the Fund received dividends on cash collateral of $30,998 for securities lending transactions, which are net of compensation to counterparties.

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of December 31, 2004 which expires as follows:

                                                              CAPITAL LOSS
EXPIRATION                                                    CARRYFORWARD*
---------------------------------------------------------------------------
December 31, 2009                                             $201,213,913
---------------------------------------------------------------------------
December 31, 2010                                              156,444,344
---------------------------------------------------------------------------
December 31, 2011                                               56,312,952
===========================================================================
Total capital loss carryforward                               $413,971,209
___________________________________________________________________________
===========================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2005 was $432,302,165 and $407,213,178, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $219,818,119
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (15,471,758)
==============================================================================
Net unrealized appreciation of investment securities             $204,346,361
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $885,589,306.

                       AIM V.I. CAPITAL APPRECIATION FUND

NOTE 10--SHARE INFORMATION

                                            CHANGES IN SHARES OUTSTANDING(a)
-------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                     JUNE 30, 2005                DECEMBER 31, 2004
                                                              ---------------------------    ----------------------------
                                                                SHARES         AMOUNT          SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                     5,862,745    $ 129,151,710      6,397,229    $ 136,561,015
-------------------------------------------------------------------------------------------------------------------------
  Series II                                                    4,118,404       89,757,109      3,114,855       66,251,744
=========================================================================================================================
Reacquired:
  Series I                                                    (8,383,322)    (184,681,508)   (11,416,993)    (239,926,165)
-------------------------------------------------------------------------------------------------------------------------
  Series II                                                     (597,201)     (13,010,699)      (357,082)      (7,520,933)
=========================================================================================================================
                                                               1,000,626    $  21,216,612     (2,261,991)   $ (44,634,339)
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) There are four entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 51% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                  SERIES I
                                           --------------------------------------------------------------------------------------
                                           SIX MONTHS
                                             ENDED                                 YEAR ENDED DECEMBER 31,
                                            JUNE 30,        ---------------------------------------------------------------------
                                              2005            2004        2003           2002            2001             2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $  22.69        $  21.28    $  16.43       $  21.72       $    30.84       $    35.58
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                  0.01            0.02(a)    (0.04)(b)      (0.05)(b)        (0.05)(b)        (0.05)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                   (0.52)           1.39        4.89          (5.24)           (7.17)           (3.79)
=================================================================================================================================
    Total from investment operations           (0.51)           1.41        4.85          (5.29)           (7.22)           (3.84)
=================================================================================================================================
Less distributions from net realized
  gains                                           --              --          --             --            (1.90)           (0.90)
=================================================================================================================================
Net asset value, end of period              $  22.18        $  22.69    $  21.28       $  16.43       $    21.72       $    30.84
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                (2.25)%          6.62%      29.52%        (24.35)%         (23.28)%         (10.91)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)    $811,222        $886,990    $938,820       $763,038       $1,160,236       $1,534,209
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets         0.89%(d)        0.91%       0.85%          0.85%            0.85%            0.82%
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                            0.10%(d)        0.09%(a)    (0.23)%       (0.27)%          (0.22)%          (0.17)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                        42%             74%         61%            67%              65%              98%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment (loss) to average net assets excluding the special dividend are $(0.04) and (0.17)%, respectively.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(d) Ratios are annualized and based on average daily net assets of $833,884,405.
(e)  Not annualized for periods less than one year.

                       AIM V.I. CAPITAL APPRECIATION FUND

                                                                                       SERIES II
                                                      ---------------------------------------------------------------------------
                                                                                                                  AUGUST 21, 2001
                                                      SIX MONTHS                                                    (DATE SALES
                                                        ENDED                YEAR ENDED DECEMBER 31,               COMMENCED) TO
                                                       JUNE 30,        ------------------------------------        DECEMBER 31,
                                                         2005            2004          2003          2002              2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  22.50        $  21.16       $ 16.38       $ 21.70           $23.19
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                            (0.02)          (0.02)(a)     (0.09)(b)     (0.09)(b)        (0.04)(b)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                       (0.51)           1.36          4.87         (5.23)            0.45
=================================================================================================================================
    Total from investment operations                      (0.53)           1.34          4.78         (5.32)            0.41
=================================================================================================================================
Less distributions from net realized gains                   --              --            --            --            (1.90)
=================================================================================================================================
Net asset value, end of period                         $  21.97        $  22.50       $ 21.16       $ 16.38           $21.70
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                           (2.36)%          6.33%        29.18%       (24.52)%           1.94%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $211,102        $136,982       $70,466       $23,893           $3,527
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                    1.14%(d)        1.16%         1.10%         1.10%            1.09%(e)
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                  (0.15)%(d)      (0.16)%(a)    (0.48)%       (0.52)%          (0.46)%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                   42%             74%           61%           67%              65%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment (loss) to average net assets excluding the special dividend are $(0.08) and (0.42)%, respectively.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(d) Ratios are annualized and based on average daily net assets of $162,928,404.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

NOTE 12--CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS

On December 1, 2004, the Audit Committee (the "Audit Committee") of the Board of Trustees (the"Board") of the Trust appointed PricewaterhouseCoopers LLP ("PWC") as the independent registered public accounting firm of the Fund for the fiscal year ending December 31, 2005. Such appointment was ratified and approved by the Independent Trustees of the Board. Tait, Weller & Baker ("TAIT") was the Fund's independent registered public accounting firm for the prior reporting period. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds with December 31 year ends. On May 5, 2005, the Trust obtained a formal resignation from TAIT as the independent registered public accounting firm of the Fund.

  TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction would have caused TAIT to make reference to that matter in connection with such reports.

NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) is being created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI agreed to create a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or

                       AIM V.I. CAPITAL APPRECIATION FUND
other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

    - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

    - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

                       AIM V.I. CAPITAL APPRECIATION FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President                                     Suite 100
James T. Bunch                                                                  Houston, TX 77046-1173
Bruce L. Crockett                 Mark H. Williamson
Chair                             Executive Vice President                      INVESTMENT ADVISOR
Albert R. Dowden                                                                A I M Advisors, Inc.
Edward K. Dunn Jr.                Lisa O. Brinkley                              11 Greenway Plaza
Jack M. Fields                    Senior Vice President and Chief Compliance    Suite 100
Carl Frischling                   Officer                                       Houston, TX 77046-1173
Robert H. Graham
Gerald J. Lewis                   Russell C. Burk                               TRANSFER AGENT
Prema Mathai-Davis                Senior Vice President (Senior Officer)        AIM Investment Services, Inc.
Lewis F. Pennock                                                                P.O. Box 4739
Ruth H. Quigley                   Kevin M. Carome                               Houston, TX 77210-4739
Larry Soll                        Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President and Treasurer                  Boston, MA 02110-2801
                                  Robert G. Alley
                                  Vice President
                                  J. Philip Ferguson
                                  Vice President
                                  Mark D. Greenberg
                                  Vice President
                                  William R. Keithler
                                  Vice President
                                  Karen Dunn Kelley
                                  Vice President

                                                                                COUNSEL TO THE FUND
                                                                                Foley & Lardner LLP
                                                                                3000 K N.W., Suite 500
                                                                                Washington, D.C. 20007-5111

                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                                                                Kramer, Levin, Naftalis & Frankel LLP
                                                                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714

                                                                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

                       AIM V.I. CAPITAL APPRECIATION FUND

                                               AIM V.I. Capital Development Fund
                               Semiannual Report to Shareholders o June 30, 2005


 AIM V.I. CAPITAL DEVELOPMENT FUND seeks to provide long-term growth of capital.


UNLESS OTHERWISE STATED, INFORMATION PRESENTED IN THIS REPORT IS AS OF JUNE 30, 2005, AND IS BASED ON TOTAL NET ASSETS.


================================================================================

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or 1-800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-7452 and 33-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 1-800-410-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2005, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS AND VARIABLE PRODUCT PROSPECTUS, WHICH CONTAIN MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ EACH CAREFULLY BEFORE INVESTING.

================================================================================


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                         --Registered Trademark--


NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIM V.I. CAPITAL DEVELOPMENT FUND


MANAGEMENT'S DISCUSSION                                                                   o a stock's price reaches our valuation
OF FUND PERFORMANCE                                                                       target

======================================================================================    o a company moves into the large
                                                                                          capitalization range
PERFORMANCE SUMMARY                          =========================================
                                             FUND VS. INDEXES                             o we find a more attractive investment
Despite a market rally at the close of                                                    option
the reporting period, stock indexes          TOTAL RETURNS 12/31/04--6/30/05, EXCLUDING
generally posted lackluster returns for      PRODUCT ISSUER CHARGES. IF PRODUCT           MARKET CONDITIONS AND YOUR FUND
the half year, amid investor concerns        ISSUER CHARGES WERE INCLUDED, RETURNS
about higher oil prices and rising           WOULD BE LOWER.                              The S&P 500 Index declined at the
interest rates. These trends also muted                                                   beginning of the reporting period amid
the Fund's performance.                      Series I Shares                     0.75%    concerns about increasing oil prices and
                                                                                          rising interest rates. The Federal
   The Fund's focus on mid-cap stocks        Series II Shares                    0.62     Reserve (the Fed) continued raising
helped it outperform the large-cap                                                        interest rates to slow economic growth
oriented S&P 500 Index, as mid-cap stocks    S&P 500 Index (Broad Market Index) -0.81     and curb potential inflation. The market
generally outperformed their large-cap                                                    generally rebounded in the last two
counterparts over the period. The Fund       Russell Midcap Growth Index                  months of the period as oil prices fell
outperformed its Lipper peer group, but      (Style-specific Index)              1.70     in May before rising again in June and
underperformed the Russell Midcap Growth                                                  many companies in the S&P 500 Index
Index because its holdings in industrials    Lipper Mid-Cap Growth Fund Index             reported strong earnings.
and information technology generally         (Peer Group Index)                 -0.92
lagged those of the benchmark.                                                               During the period, investors generally
                                             SOURCE: LIPPER, INC.                         favored more defensive sectors such as
                                                                                          utilities, energy and health care. The
                                             =========================================    Fund's exposure to these sectors helped
                                                                                          performance. In addition, the Fund's
======================================================================================    focus on attractively valued stocks of
                                                                                          conservative growth companies also
HOW WE INVEST                                business models, improving balance sheets    enhanced performance.
                                             and solid management teams
We select stocks based on evaluation of                                                      Over the reporting period, we
individual companies, focusing on mid-cap    o using a variety of valuation techniques    increased the Fund's exposure to health
growth companies that are favorably          to determine target buy prices and a         care, its best-performing sector. Demand
priced relative to the rest of the           stock's valuation upside and downside        for health care products and services
market.                                      potential                                    tends to remain stable regardless of
                                                                                          economic trends and that benefited
   Our investment process involves:             We strive to control volatility and       stocks in this sector. Health care
                                             risk by diversifying Fund holdings across    stocks that performed well for the Fund
o identifying companies with sustainable     sectors and by building a portfolio of       included COMMUNITY HEALTH SYSTEMS, which
cash flow and earnings growth and low        100 to 120 stocks with approximately         operates 70 hospitals in rural areas.
stock prices relative to their projected     equal weights within the portfolio.          This holding is particularly reflective
growth rates                                                                              of our investment discipline. This
                                                We consider selling a stock if:           company operates hospitals in
o applying fundamental research,
including financial statement analysis,      o a company's fundamentals deteriorate
to identify companies with large
potential markets, cash-generating

=========================================    =========================================    =========================================

PORTFOLIO COMPOSITION                        TOP 5 INDUSTRIES*                            TOP 10 EQUITY HOLDINGS*

By sector                                     1. Health Care Equipment             6.9     1. Spectrasite, Inc.                1.4%

Consumer Discretionary              25.4%     2. Application Software              4.7     2. Scientific Games Corp.--Class A  1.3

Information Technology              19.0      3. Health Care Services              4.2     3. Jarden Corp.                     1.3

Health Care                         17.4      4. Communications Equipment          3.4     4. Nordstrom, Inc.                  1.2

Financials                          10.6      5. Real Estate                       3.1     5. C.B. Richard Ellis Group, Inc.--
                                                                                              Class A                          1.2
Industrials                          8.8     The Fund's holdings are subject to
                                             change, and there is no assurance that        6. Williams Cos., Inc. (The)        1.2
Energy                               8.3     the Fund will continue to hold any
                                             particular security.                          7. Abercrombie & Fitch              1.2
Consumer Staples                     3.1                                                      Co.-Class A
                                             *Excluding money market fund holdings.
Telecommunication Services           3.0                                                   8. Corrections Corp. of America     1.2

Materials                            1.9                                                   9. Harrah's Entertainment, Inc.     1.2

Utilities                            1.0                                                  10. Murphy Oil Corp.                 1.2

  Money Market Funds                                                                      TOTAL NET ASSETS          $187.1 MILLION
  Plus Other Assets Less Liabilities 1.5
                                                                                          TOTAL NUMBER OF HOLDINGS*            122

=========================================    =========================================    =========================================

AIM V.I. CAPITAL DEVELOPMENT FUND


rural areas where it typically faces little  IN CLOSING                                                  PAUL J. RASPLICKA,
competition for patients. In addition, the                                                   [RASPLICKA  Chartered Financial
company has few competitors in attracting    Although we are pleased to have provided          PHOTO]    Analyst, portfolio
doctors who want to work in non-urban        positive returns for our investors for                      manager, is lead portfolio
areas.                                       the reporting period, we are always                         manager of AIM V.I.
                                             striving to improve performance and help     Capital Development Fund. Mr. Rasplicka
   We also increased the portfolio's         you meet your financial goals. We remain     began his investment career in 1982.
exposure to consumer discretionary, the      committed to our investment process of       Anative of Denver, Mr. Rasplicka is a
second-best performing sector for the        focusing on the attractively priced          magna cum laude graduate of the
Fund. In this sector, the Fund benefited     stocks of mid-cap companies with growing     University of Colorado at Boulder with a
from strong stock selection as continued     earnings. Although growth stocks have        B.S. in business administration. He
strength in consumer spending helped many    struggled in recent years, it is             received an M.B.A. from the University of
of its retail holdings. ADVANCE AUTO         important to remember that market            Chicago. He is also a Chartered
PARTS, for example, was the                  segments go in and out of favor. We          Investment Counselor.
best-performing stock for the Fund for       believe our strategy has the potential to
the period. This auto parts retail chain     provide investors with attractive returns    Assisted by the Mid Cap Growth/GARP Team
is particularly reflective of our            over the long term and thank you for your
investment discipline. Led by what we        commitment to AIM V.I. Capital
believe is a talented management team,       Development Fund.
the company has grown its revenues and
increased profit margins over the three      The views and opinions expressed in
and a half years it has been owned in the    Management's Discussion of Fund
Fund. The firm also continues to gain        Performance are those of A I M Advisors,
market share, and is now the second          Inc. These views and opinions are subject
largest auto parts retailer in the U.S.      to change at any time based on factors
                                             such as market and economic conditions.
   The sector that detracted the most        These views and opinions may not be
from Fund performance was industrials.       relied upon as investment advice or
Within this sector, several of the fund's    recommendations, or as an offer for a
capital goods holdings performed poorly.     particular security. The information is
In each of these areas, many of the fund's   not a complete analysis of every aspect
holdings were tied to an economic            of any market, country, industry,
recovery that has been uneven. An            security or the fund. Statements of fact
industrial stock that adversely affected     are from sources considered reliable, but
Fund performance was SIRVA, a global          A I M Advisors, Inc. makes no
relocation services company. Its stock       representation or warranty as to their
declined when the company announced that     completeness or accuracy. Although
it would not meet its previously issued      historical performance is no guarantee of
earnings guidance for the fourth quarter     future results, these insights may help
of 2004. Reasons cited included              you understand our investment management
accounting issues in its insurance and       philosophy.
European operations and
lower-than-expected operating margins in
each of its business segments. We sold
the stock.

   The Fund also was hurt by poor stock
selection in information technology,
despite being underweight the sector
relative to the Russell Midcap Growth
Index. For instance, AVAYA, which
produces communication equipment and
software, faltered on concerns that
corporations may be slower to deploy the
company's voice over Internet protocol
(VoIP) products than originally expected.
VoIP technology allows users to make
phone calls without incurring typical
analog telephone charges, such as for                                                               [RIGHT ARROW GRAPHIC]
long-distance calls, and also allows the
flexibility of connecting from virtually
any location. We sold the stock.                                                          FOR A DISCUSSION OF RISKS OF INVESTING IN
                                                                                          YOUR FUND, INDEXES USED IN THIS REPORT
                                                                                          AND YOUR FUND'S LONG-TERM PERFORMANCE,
                                                                                          PLEASE TURN THE PAGE.

AIM V.I. CAPITAL DEVELOPMENT FUND


YOUR FUND'S LONG-TERM PERFORMANCE


========================================

AVERAGE ANNUAL TOTAL RETURNS                 shares is May 1, 1998. The inception         annuity contracts and variable life
As of 6/30/05                                date of the fund's Series II shares is       insurance policies, and through certain
                                             August 2, 2001.                              pension or retirement plans. You cannot
SERIES I SHARES                                                                           purchase shares of the fund directly.
Inception (5/1/98)                5.68%         The Series I and Series II shares         Performance figures given represent the
  5 Years                           2.18     invest in the same portfolio of              fund and are not intended to reflect
  1 Year                           10.37     securities and will have substantially       actual variable product values. They do
                                             similar performance, except to the           not reflect sales charges, expenses and
SERIES II SHARES                             extent that expenses borne by each class     fees assessed in connection with a
Inception                         5.43%      differ.                                      variable product. Sales charges,
  5 Years                           1.94                                                  expenses and fees, which are determined
  1 Year                           10.14        The performance data quoted represent     by the variable product issuers, will
                                             past performance and cannot guarantee        vary and will lower the total return.
========================================     comparable future results; current           Per NASD requirements, the most recent
                                             performance may be lower or higher.          month-end performance data at the Fund
Returns since the inception date of          Please consult the product issuer or         level, excluding variable product
Series II shares are historical. All         your financial advisor for the most          charges, is available on this AIM
other returns are the blended returns of     recent month-end performance.                automated information line,
the historical performance of the fund's     Performance figures reflect fund             866-702-4402. As mentioned above, for
Series II shares since their inception       expenses, reinvested distributions and       the most recent month-end performance
and the restated historical performance      changes in net asset value. Investment       including variable product charges,
of the fund's Series I shares (for           return and principal value will              please contact your variable product
periods prior to inception of the Series     fluctuate so that you may have a gain or     issuer or financial advisor.
II shares) adjusted to reflect the           loss when you sell shares.
higher Rule 12b-1 fees applicable to the
Series II shares. The inception date of         AIM V.I. Capital Development Fund, a
the Fund's Series I                          series portfolio of AIM Variable
                                             Insurance Funds, is offered through
                                             insurance company separate accounts to
                                             fund variable


PRINCIPAL RISKS OF INVESTING IN THE FUND     common stocks frequently used as a           OTHER INFORMATION
                                             general measure of U.S. stock market
Investing in small and mid-size              performance.                                 The returns shown in the Management's
companies involves risks not associated                                                   Discussion of Fund Performance are based
with investing in more established              The unmanaged LIPPER MID-CAP              on net asset values calculated for
companies, including business risk,          GROWTH FUND INDEX represents an average      shareholder transactions. Generally
significant stock price fluctuations and     of the performance of the 30 largest         accepted accounting principles require
illiquidity.                                 mid-capitalization growth funds tracked      adjustments to be made to the net assets
                                             by Lipper, Inc., an independent mutual       of the fund at period end for financial
   International investing presents          fund performance monitor.                    reporting purposes, and as such, the net
certain risks not associated with                                                         asset value for shareholder transactions
investing solely in the United States.          The unmanaged RUSSELL MIDCAP              and the returns based on those net asset
These include risks relating to              --Registered Trademark-- GROWTH INDEX         values may differ from the net asset
fluctuations in the value of the U.S.        represents the performance of the stocks     values and returns reported in the
dollar relative to the values of other       of domestic mid-capitalization               Financial Highlights. Additionally, the
currencies, the custody arrangements         companies.                                   returns and net asset values shown
made for the fund's foreign holdings,                                                     throughout this report are at the fund
differences in accounting, political            The fund is not managed to track the      level only and do not include variable
risks and the lesser degree of public        performance of any particular index,         product issuer charges. If such charges
information required to be provided by       including the indexes defined here, and      were included, the total returns would
non-U.S. companies. The fund may invest      consequently, the performance of the         be lower.
up to 25% of its assets in the               fund may deviate significantly from the
securities of non-U.S. issuers.              performance of the indexes.                     Industry classifications used in this
                                                                                          report are generally according to the
ABOUT INDEXES USED IN THIS REPORT               A direct investment cannot be made in     Global Industry Classification Standard,
                                             an index. Unless otherwise indicated,        which was developed by and is the
The unmanaged Standard & Poor's              index results include reinvested             exclusive property and a service mark of
Composite Index of 500 Stocks (the           dividends, and they do not reflect sales     Morgan Stanley Capital International
S&P 500--Registered Trademark-- INDEX) is    charges. Performance of an index of          Inc. and Standard & Poor s.
an index of                                  funds reflects fund expenses;
                                             performance of a market index does not.

AIM V.I. CAPITAL DEVELOPMENT FUND


CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE                                      ACTUAL EXPENSES                              actual return. The Fund's actual
                                                                                          cumulative total returns at net asset
As a shareholder of the Fund, you incur      The table below provides information         value after expenses for the six months
ongoing costs, including management          about actual account values and actual       ended June 30, 2005, appear in the table
fees; distribution and/or service fees       expenses. You may use the information in     "Fund vs. Indexes" on the first page of
(12b-1); and other Fund expenses. This       this table, together with the amount you     management's discussion of Fund
example is intended to help you              invested, to estimate the expenses that      performance.
understand your ongoing costs (in            you paid over the period. Simply divide
dollars) of investing in the Fund and to     your account value by $1,000 (for               The hypothetical account values and
compare these costs with ongoing costs       example, an $8,600 account value divided     expenses may not be used to estimate the
of investing in other mutual funds. The      by $1,000 = 8.6), then multiply the          actual ending account balance or
example is based on an investment of         result by the number in the table under      expenses you paid for the period. You
$1,000 invested at the beginning of the      the heading entitled "Actual Expenses        may use this information to compare the
period and held for the entire period        Paid During Period" to estimate the          ongoing costs of investing in the Fund
January 1, 2005, through June 30, 2005.      expenses you paid on your account during     and other funds. To do so, compare this
                                             this period.                                 5% hypothetical example with the 5%
   The actual and hypothetical expenses                                                   hypothetical examples that appear in the
in the examples below do not represent       HYPOTHETICAL EXAMPLE FOR COMPARISON          shareholder reports of the other funds.
the effect of any fees or other expenses     PURPOSES
assessed in connection with a variable                                                       Please note that the expenses shown
product; if they did, the expenses shown     The table below also provides                in the table are meant to highlight your
would be higher while the ending account     information about hypothetical account       ongoing costs. Therefore, the
values shown would be lower.                 values and hypothetical expenses based       hypothetical information is useful in
                                             on the Fund's actual expense ratio and       comparing ongoing costs, and will not
                                             an assumed rate of return of 5% per year     help you determine the relative total
                                             before expenses, which is not the Fund's     costs of owning different funds.

====================================================================================================================================

                                                           ACTUAL                                 HYPOTHETICAL
                                                                                       (5% ANNUAL RETURN BEFORE EXPENSES)

                BEGINNING ACCOUNT     ENDING ACCOUNT               EXPENSES       ENDING ACCOUNT                     EXPENSES
 SHARE               VALUE                 VALUE                  PAID DURING          VALUE                       PAID DURING
 CLASS              (1/1/05)            (6/30/05)(1)               PERIOD(2)         (6/30/05)                       PERIOD(2)
Series I           $1,000.00             $1,007.50                  $5.38            $1,019.44                        $5.41
Series II           1,000.00              1,006.20                   6.62             1,018.20                         6.66

(1)The actual ending account value is based on the actual total return of the Fund for the period January 1, 2005, through June 30,
   2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended June 30, 2005, appear in the table "Fund vs. Indexes" on the first page of management's discussion of Fund performance.

(2)Expenses are equal to the Fund's annualized expense ratio (1.08% and 1.33% for Series I and Series II shares, respectively)
   multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

====================================================================================================================================

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM Variable        Agreement was appropriate and                 o Fees relative to those of clients of
Insurance Funds (the "Board") oversees       that AIM currently is providing services      AIM with comparable investment
the management of AIM V.I. Capital           in accordance with the terms of the           strategies. The Board reviewed the
Development Fund (the "Fund") and, as        Advisory Agreement.                           advisory fee rate for the Fund under the
required by law, determines annually                                                       Advisory Agreement. The Board noted that
whether to approve the continuance of        o The quality of services to be provided      this rate was the same as the advisory
the Fund's advisory agreement with A I M     by AIM. The Board reviewed the                fee rates for a mutual fund advised by
Advisors, Inc. ("AIM"). Based upon the       credentials and experience of the             AIM with investment strategies
recommendation of the Investments            officers and employees of AIM who will        comparable to those of the Fund. The
Committee of the Board, which is             provide investment advisory services to       Board noted that AIM has agreed to waive
comprised solely of independent              the Fund. In reviewing the                    advisory fees of the Fund and to limit
trustees, at a meeting held on June 30,      qualifications of AIM to provide              the Fund's total operating expenses, as
2005, the Board, including all of the        investment advisory services, the Board       discussed below. Based on this review,
independent trustees, approved the           reviewed the qualifications of AIM's          the Board concluded that the advisory
continuance of the advisory agreement        investment personnel and considered such      fee rate for the Fund under the Advisory
(the "Advisory Agreement") between the       issues as AIM's portfolio and product         Agreement was fair and reasonable.
Fund and AIM for another year, effective     review process, various back office
July 1, 2005.                                support functions provided by AIM and         o Fees relative to those of comparable
                                             AIM's equity and fixed income trading         funds with other advisors. The Board
   The Board considered the factors          operations. Based on the review of these      reviewed the advisory fee rate for the
discussed below in evaluating the            and other factors, the Board concluded        Fund under the Advisory Agreement. The
fairness and reasonableness of the           that the quality of services to be            Board compared effective contractual
Advisory Agreement at the meeting on         provided by AIM was appropriate and that      advisory fee rates at a common asset
June 30, 2005 and as part of the Board's     AIM currently is providing satisfactory       level and noted that the Fund's rate was
ongoing oversight of the Fund. In their      services in accordance with the terms of      below the median rate of the funds
deliberations, the Board and the             the Advisory Agreement.                       advised by other advisors with
independent trustees did not identify                                                      investment strategies comparable to
any particular factor that was               o The performance of the Fund relative        those of the Fund that the Board
controlling, and each trustee attributed     to comparable funds. The Board reviewed       reviewed. The Board noted that AIM has
different weights to the various             the performance of the Fund during the        agreed to waive advisory fees of the
factors.                                     past one, three and five calendar years       Fund and to limit the Fund's total
                                             against the performance of funds advised      operating expenses, as discussed below.
   One of the responsibilities of the        by other advisors with investment             Based on this review, the Board
Senior Officer of the Fund, who is           strategies comparable to those of the         concluded that the advisory fee rate for
independent of AIM and AIM's affiliates,     Fund. The Board noted that the Fund's         the Fund under the Advisory Agreement
is to manage the process by which the        performance was at the median                 was fair and reasonable.
Fund's proposed management fees are          performance of such comparable funds for
negotiated to ensure that they are           the one year period and above such            o Expense limitations and fee waivers.
negotiated in a manner which is at arm's     median performance for the three and          The Board noted that AIM has
length and reasonable. To that end, the      five year periods. Based on this review,      contractually agreed to waive advisory
Senior Officer must either supervise a       the Board concluded that no changes           fees of the Fund through June 30, 2006
competitive bidding process or prepare       should be made to the Fund and that it        to the extent necessary so that the
an independent written evaluation. The       was not necessary to change the Fund's        advisory fees payable by the Fund do not
Senior Officer has recommended an            portfolio management team at this time.       exceed a specified maximum advisory fee
independent written evaluation in lieu                                                     rate, which maximum rate includes
of a competitive bidding process and,        o The performance of the Fund relative        breakpoints and is based on net asset
upon the direction of the Board, has         to indices. The Board reviewed the            levels. The Board considered the
prepared such an independent written         performance of the Fund during the past       contractual nature of this fee waiver
evaluation. Such written evaluation also     one, three and five calendar years            and noted that it remains in effect
considered certain of the factors            against the performance of the Lipper         until June 30, 2006. The Board noted
discussed below. In addition, as             Mid-Cap Growth Fund Index. The Board          that AIM has contractually agreed to
discussed below, the Senior Officer made     noted that the Fund's performance in          waive fees and/or limit expenses of the
certain recommendations to the Board in      such periods was above the performance        Fund through April 30, 2006 in an amount
connection with such written evaluation.     of such Index. Based on this review, the      necessary to limit total annual
                                             Board concluded that no changes should        operating expenses to a specified
   The discussion below serves as a          be made to the Fund and that it was not       percentage of average daily net assets
summary of the Senior Officer's              necessary to change the Fund's portfolio      for each class of the Fund. The Board
independent written evaluation and           management team at this time.                 considered the contractual nature of
recommendations to the Board in                                                            this fee waiver/expense limitation and
connection therewith, as well as a           o Meeting with the Fund's portfolio           noted that it remains in effect through
discussion of the material factors and       managers and investment personnel. With       April 30, 2006. The Board considered the
the conclusions with respect thereto         respect to the Fund, the Board is             effect these fee waivers/expense
that formed the basis for the Board's        meeting periodically with such Fund's         limitations would have on the Fund's
approval of the Advisory Agreement.          portfolio managers and/or other               estimated expenses and concluded that
After consideration of all of the            investment personnel and believes that        the levels of fee waivers/expense
factors below and based on its informed      such individuals are competent and able       limitations for the Fund were fair and
business judgment, the Board determined      to continue to carry out their                reasonable.
that the Advisory Agreement is in the        responsibilities under the Advisory
best interests of the Fund and its           Agreement.                                    o Breakpoints and economies of scale.
shareholders and that the compensation                                                     The Board reviewed the structure of the
to AIM under the Advisory Agreement is       o Overall performance of AIM. The Board       Fund's advisory fee under the Advisory
fair and reasonable and would have been      considered the overall performance of         Agreement, noting that it includes one
obtained through arm's length                AIM in providing investment advisory and      breakpoint. The Board reviewed the level
negotiations.                                portfolio administrative services to the      of the Fund's advisory fees, and noted
                                             Fund and concluded that such performance      that such fees, as a percentage of the
o The nature and extent of the advisory      was satisfactory.                             Fund's net assets, would decrease as net
services to be provided by AIM. The                                                        assets increase because the Advisory
Board reviewed the services to be                                                          Agreement includes a breakpoint. The
provided by AIM under the Advisory                                                         Board noted that, due to the Fund's
Agreement. Based on such review, the
Board concluded that the range of
services to be provided by AIM under the
Advisory
                                                                                                                        (continued)

current asset levels and the way in          would be advisable to implement such a       Fund, the Board considered the fact that
which the advisory fee breakpoints have      process as soon as reasonably                AIM, along with others in the mutual
been structured, the Fund has yet to         practicable.                                 fund industry, is subject to regulatory
benefit from the breakpoint. The Board                                                    inquiries and litigation related to a
noted that AIM has contractually agreed      o Profitability of AIM and its               wide range of issues. The Board also
to waive advisory fees of the Fund           affiliates. The Board reviewed               considered the governance and compliance
through June 30, 2006 to the extent          information concerning the profitability     reforms being undertaken by AIM and its
necessary so that the advisory fees          of AIM's (and its affiliates') investment    affiliates, including maintaining an
payable by the Fund do not exceed a          advisory and other activities and its        internal controls committee and
specified maximum advisory fee rate,         financial condition. The Board               retaining an independent compliance
which maximum rate includes breakpoints      considered the overall profitability of      consultant, and the fact that AIM has
and is based on net asset levels. The        AIM, as well as the profitability of AIM     undertaken to cause the Fund to operate
Board concluded that the Fund's fee          in connection with managing the Fund.        in accordance with certain governance
levels under the Advisory Agreement          The Board noted that AIM's operations        policies and practices. The Board
therefore would reflect economies of         remain profitable, although increased        concluded that these actions indicated a
scale at higher asset levels and that it     expenses in recent years have reduced        good faith effort on the part of AIM to
was not necessary to change the advisory     AIM's profitability. Based on the review     adhere to the highest ethical standards,
fee breakpoints in the Fund's advisory       of the profitability of AIM's and its        and determined that the current
fee schedule.                                affiliates investment advisory and other     regulatory and litigation environment to
                                             activities and its financial condition,      which AIM is subject should not prevent
o Investments in affiliated money market     the Board concluded that the                 the Board from continuing the Advisory
funds. The Board also took into account      compensation to be paid by the Fund to       Agreement for the Fund.
the fact that uninvested cash and cash       AIM under its Advisory Agreement was not
collateral from securities lending           excessive.
arrangements (collectively, "cash
balances") of the Fund may be invested       o Benefits of soft dollars to AIM. The
in money market funds advised by AIM         Board considered the benefits realized
pursuant to the terms of an SEC              by AIM as a result of brokerage
exemptive order. The Board found that        transactions executed through "soft
the Fund may realize certain benefits        dollar" arrangements. Under these
upon investing cash balances in AIM          arrangements, brokerage commissions paid
advised money market funds, including a      by the Fund and/or other funds advised
higher net return, increased liquidity,      by AIM are used to pay for research and
increased diversification or decreased       execution services. This research is
transaction costs. The Board also found      used by AIM in making investment
that the Fund will not receive reduced       decisions for the Fund. The Board
services if it invests its cash balances     concluded that such arrangements were
in such money market funds. The Board        appropriate.
noted that, to the extent the Fund
invests in affiliated money market           o AIM's financial soundness in light of
funds, AIM has voluntarily agreed to         the Fund's needs. The Board considered
waive a portion of the advisory fees it      whether AIM is financially sound and has
receives from the Fund attributable to       the resources necessary to perform its
such investment. The Board further           obligations under the Advisory
determined that the proposed securities      Agreement, and concluded that AIM has
lending program and related procedures       the financial resources necessary to
with respect to the lending Fund is in       fulfill its obligations under the
the best interests of the lending Fund       Advisory Agreement.
and its respective shareholders. The
Board therefore concluded that the           o Historical relationship between the
investment of cash collateral received       Fund and AIM. In determining whether to
in connection with the securities            continue the Advisory Agreement for the
lending program in the money market          Fund, the Board also considered the
funds according to the procedures is in      prior relationship between AIM and the
the best interests of the lending Fund       Fund, as well as the Board's knowledge
and its respective shareholders.             of AIM's operations, and concluded that
                                             it was beneficial to maintain the
o Independent written evaluation and         current relationship, in part, because
recommendations of the Fund's Senior         of such knowledge. The Board also
Officer. The Board noted that, upon          reviewed the general nature of the
their direction, the Senior Officer of       non-investment advisory services
the Fund had prepared an independent         currently performed by AIM and its
written evaluation in order to assist        affiliates, such as administrative,
the Board in determining the                 transfer agency and distribution
reasonableness of the proposed               services, and the fees received by AIM
management fees of the AIM Funds,            and its affiliates for performing such
including the Fund. The Board noted that     services. In addition to reviewing such
the Senior Officer's written evaluation      services, the trustees also considered
had been relied upon by the Board in         the organizational structure employed by
this regard in lieu of a competitive         AIM and its affiliates to provide those
bidding process. In determining whether      services. Based on the review of these
to continue the Advisory Agreement for       and other factors, the Board concluded
the Fund, the Board considered the           that AIM and its affiliates were
Senior Officer's written evaluation and      qualified to continue to provide
the recommendation made by the Senior        non-investment advisory services to the
Officer to the Board that the Board          Fund, including administrative, transfer
consider implementing a process to           agency and distribution services, and
assist them in more closely monitoring       that AIM and its affiliates currently
the performance of the AIM Funds. The        are providing satisfactory
Board concluded that it                      non-investment advisory services.

                                             o Other factors and current trends. In
                                             determining whether to continue the
                                             Advisory Agreement for the

SCHEDULE OF INVESTMENTS

June 30, 2005
(Unaudited)


                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-98.47%

ADVERTISING-2.07%

Omnicom Group Inc.                                22,200   $  1,772,892
-----------------------------------------------------------------------
R.H. Donnelley Corp.(a)                           33,900      2,101,122
=======================================================================
                                                              3,874,014
=======================================================================

AEROSPACE & DEFENSE-2.03%

Aviall, Inc.(a)                                   60,200      1,901,718
-----------------------------------------------------------------------
L-3 Communications Holdings, Inc.                 24,800      1,899,184
=======================================================================
                                                              3,800,902
=======================================================================

AIR FREIGHT & LOGISTICS-0.86%

Robinson (C.H.) Worldwide, Inc.                   27,600      1,606,320
=======================================================================

APPAREL RETAIL-2.40%

Abercrombie & Fitch Co.-Class A                   32,000      2,198,400
-----------------------------------------------------------------------
DSW Inc.-Class A(a)                               10,200        254,490
-----------------------------------------------------------------------
Ross Stores, Inc.                                 70,600      2,041,046
=======================================================================
                                                              4,493,936
=======================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.56%

Polo Ralph Lauren Corp.                           24,300      1,047,573
=======================================================================

APPLICATION SOFTWARE-4.66%

Amdocs Ltd. (United Kingdom)(a)                   63,300      1,673,019
-----------------------------------------------------------------------
Autodesk, Inc.                                    50,300      1,728,811
-----------------------------------------------------------------------
Citrix Systems, Inc.(a)                           36,700        794,922
-----------------------------------------------------------------------
Hyperion Solutions Corp.(a)                       31,200      1,255,488
-----------------------------------------------------------------------
Mercury Interactive Corp.(a)                      40,400      1,549,744
-----------------------------------------------------------------------
NAVTEQ Corp.(a)                                   46,000      1,710,280
=======================================================================
                                                              8,712,264
=======================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.42%

Legg Mason, Inc.                                   7,500        780,825
=======================================================================

AUTO PARTS & EQUIPMENT-0.50%

Autoliv, Inc.                                     21,500        941,700
=======================================================================

AUTOMOTIVE RETAIL-1.04%

Advance Auto Parts, Inc.(a)                       30,000      1,936,500
=======================================================================

BIOTECHNOLOGY-1.53%

Charles River Laboratories International,
  Inc.(a)                                         37,900      1,828,675
-----------------------------------------------------------------------
Martek Biosciences Corp.(a)                       27,400      1,039,830
=======================================================================
                                                              2,868,505
=======================================================================

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------


BROADCASTING & CABLE TV-0.50%

Univision Communications Inc.-Class A(a)          34,000   $    936,700
=======================================================================

BUILDING PRODUCTS-0.87%

American Standard Cos. Inc.                       39,000      1,634,880
=======================================================================

CASINOS & GAMING-2.53%

Harrah's Entertainment, Inc.                      30,700      2,212,549
-----------------------------------------------------------------------
Scientific Games Corp.-Class A(a)                 93,300      2,512,569
=======================================================================
                                                              4,725,118
=======================================================================

COMMODITY CHEMICALS-1.43%

Celanese Corp.-Series A(a)                       107,900      1,714,531
-----------------------------------------------------------------------
Lyondell Chemical Co.                             36,200        956,404
=======================================================================
                                                              2,670,935
=======================================================================

COMMUNICATIONS EQUIPMENT-3.38%

Corning Inc.(a)                                   68,600      1,140,132
-----------------------------------------------------------------------
Harris Corp.                                      60,600      1,891,326
-----------------------------------------------------------------------
Plantronics, Inc.                                 49,800      1,810,728
-----------------------------------------------------------------------
Scientific-Atlanta, Inc.                          44,400      1,477,188
=======================================================================
                                                              6,319,374
=======================================================================

COMPUTER HARDWARE-0.60%

PalmOne, Inc.(a)(b)                               38,000      1,131,260
=======================================================================

COMPUTER STORAGE & PERIPHERALS-1.19%

Emulex Corp.(a)                                   75,000      1,369,500
-----------------------------------------------------------------------
QLogic Corp.(a)                                   27,800        858,186
=======================================================================
                                                              2,227,686
=======================================================================

CONSUMER ELECTRONICS-0.50%

Harman International Industries, Inc.             11,400        927,504
=======================================================================

CONSUMER FINANCE-0.99%

AmeriCredit Corp.(a)(b)                           72,800      1,856,400
=======================================================================

DATA PROCESSING & OUTSOURCED SERVICES-2.75%

Alliance Data Systems Corp.(a)                    50,100      2,032,056
-----------------------------------------------------------------------
CSG Systems International, Inc.(a)                99,000      1,879,020
-----------------------------------------------------------------------
Iron Mountain Inc.(a)                             39,737      1,232,642
=======================================================================
                                                              5,143,718
=======================================================================

DEPARTMENT STORES-2.22%

Kohl's Corp.(a)                                   33,200      1,856,212
-----------------------------------------------------------------------
Nordstrom, Inc.                                   33,900      2,304,183
=======================================================================
                                                              4,160,395
=======================================================================

                       AIM V.I. CAPITAL DEVELOPMENT FUND


                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------

DISTILLERS & VINTNERS-0.97%

Constellation Brands, Inc.-Class A(a)             61,500   $  1,814,250
=======================================================================

DIVERSIFIED BANKS-0.75%

Centennial Bank Holdings, Inc. (Acquired
  12/27/04; Cost $1,358,700)(a)(c)(d)            129,400      1,397,520
=======================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-2.19%

ChoicePoint Inc.(a)                               48,400      1,938,420
-----------------------------------------------------------------------
Corrections Corp. of America(a)                   54,800      2,150,900
=======================================================================
                                                              4,089,320
=======================================================================

DRUG RETAIL-1.11%

Shoppers Drug Mart Corp. (Canada)                 59,600      2,067,333
=======================================================================

EDUCATION SERVICES-1.03%

Career Education Corp.(a)                         52,600      1,925,686
=======================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.95%

Cooper Industries, Ltd.-Class A (Bermuda)         27,700      1,770,030
=======================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-1.10%

Amphenol Corp.-Class A                            51,400      2,064,738
=======================================================================

ELECTRONIC MANUFACTURING SERVICES-0.86%

Benchmark Electronics, Inc.(a)                    53,000      1,612,260
=======================================================================

GAS UTILITIES-0.98%

Questar Corp.                                     27,700      1,825,430
=======================================================================

GENERAL MERCHANDISE STORES-0.95%

Dollar General Corp.                              86,900      1,769,284
=======================================================================

HEALTH CARE DISTRIBUTORS-0.69%

Henry Schein, Inc.(a)                             31,200      1,295,424
=======================================================================

HEALTH CARE EQUIPMENT-6.90%

Biomet, Inc.                                      54,000      1,870,560
-----------------------------------------------------------------------
Fisher Scientific International Inc.(a)           29,200      1,895,080
-----------------------------------------------------------------------
INAMED Corp.(a)                                   15,700      1,051,429
-----------------------------------------------------------------------
Kinetic Concepts, Inc.(a)                         30,700      1,842,000
-----------------------------------------------------------------------
Mentor Corp.                                      22,500        933,300
-----------------------------------------------------------------------
PerkinElmer, Inc.                                 96,200      1,818,180
-----------------------------------------------------------------------
Varian Medical Systems, Inc.                      47,000      1,754,510
-----------------------------------------------------------------------
Waters Corp.(a)                                   47,000      1,746,990
=======================================================================
                                                             12,912,049
=======================================================================

HEALTH CARE FACILITIES-1.44%

Community Health Systems Inc.(a)                  46,000      1,738,340
-----------------------------------------------------------------------
VCA Antech, Inc.(a)                               39,000        945,750
=======================================================================
                                                              2,684,090
=======================================================================

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------


HEALTH CARE SERVICES-4.16%

Cerner Corp.(a)(b)                                14,000   $    951,580
-----------------------------------------------------------------------
Covance Inc.(a)                                   37,400      1,678,138
-----------------------------------------------------------------------
DaVita, Inc.(a)                                   40,100      1,823,748
-----------------------------------------------------------------------
Express Scripts, Inc.(a)                          33,200      1,659,336
-----------------------------------------------------------------------
Omnicare, Inc.                                    39,200      1,663,256
=======================================================================
                                                              7,776,058
=======================================================================

HEALTH CARE SUPPLIES-1.05%

Cooper Cos., Inc. (The)                           24,500      1,491,070
-----------------------------------------------------------------------
Gen-Probe Inc.(a)                                 13,000        470,990
=======================================================================
                                                              1,962,060
=======================================================================

HOME FURNISHINGS-0.94%

Tempur-Pedic International Inc.(a)                79,600      1,765,528
=======================================================================

HOMEBUILDING-1.03%

Ryland Group, Inc. (The)                          25,300      1,919,511
=======================================================================

HOMEFURNISHING RETAIL-0.98%

Williams-Sonoma, Inc.(a)                          46,100      1,824,177
=======================================================================

HOTELS, RESORTS & CRUISE LINES-1.12%

Hilton Hotels Corp.                               87,700      2,091,645
=======================================================================

HOUSEHOLD PRODUCTS-0.58%

Central Garden & Pet Co.(a)                       22,200      1,090,464
=======================================================================

HOUSEWARES & SPECIALTIES-1.82%

Fortune Brands, Inc.                              10,500        932,400
-----------------------------------------------------------------------
Jarden Corp.(a)                                   46,000      2,480,320
=======================================================================
                                                              3,412,720
=======================================================================

INDUSTRIAL MACHINERY-0.85%

ITT Industries, Inc.                              16,300      1,591,369
=======================================================================

INTEGRATED OIL & GAS-1.15%

Murphy Oil Corp.                                  41,000      2,141,430
=======================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.20%

NeuStar, Inc.-Class A(a)                          14,900        381,440
=======================================================================

INTERNET SOFTWARE & SERVICES-1.66%

Akamai Technologies, Inc.(a)                      22,800        299,364
-----------------------------------------------------------------------
Digital River, Inc.(a)                            40,600      1,289,050
-----------------------------------------------------------------------
VeriSign, Inc.(a)                                 52,800      1,518,528
=======================================================================
                                                              3,106,942
=======================================================================

LEISURE PRODUCTS-0.98%

Brunswick Corp.                                   42,200      1,828,104
=======================================================================

                       AIM V.I. CAPITAL DEVELOPMENT FUND


                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------

MANAGED HEALTH CARE-1.13%

CIGNA Corp.                                       11,100   $  1,188,033
-----------------------------------------------------------------------
Molina Healthcare Inc.(a)                         21,000        929,460
=======================================================================
                                                              2,117,493
=======================================================================

MULTI-LINE INSURANCE-0.04%

Quanta Capital Holdings Ltd. (Bermuda)(a)(e)      13,300         82,859
=======================================================================

OIL & GAS DRILLING-2.00%

Nabors Industries, Ltd. (Bermuda)(a)              32,000      1,939,840
-----------------------------------------------------------------------
Noble Corp. (Cayman Islands)                      29,200      1,796,092
=======================================================================
                                                              3,735,932
=======================================================================

OIL & GAS EQUIPMENT & SERVICES-2.96%

Grant Prideco, Inc.(a)                            54,200      1,433,590
-----------------------------------------------------------------------
National-Oilwell Varco Inc.(a)                    43,000      2,044,220
-----------------------------------------------------------------------
Weatherford International Ltd. (Bermuda)(a)       35,500      2,058,290
=======================================================================
                                                              5,536,100
=======================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.99%

Rosetta Resources, Inc.(a)(c)(d)(e)              116,100      1,857,600
=======================================================================

OIL & GAS STORAGE & TRANSPORTATION-1.20%

Williams Cos., Inc. (The)                        118,000      2,242,000
=======================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.58%

Alliance Capital Management Holding L.P.(a)       23,600      1,103,064
-----------------------------------------------------------------------
CapitalSource Inc.(a)                             94,800      1,860,924
=======================================================================
                                                              2,963,988
=======================================================================

PACKAGED FOODS & MEATS-0.48%

TreeHouse Foods, Inc.(a)                          31,400        895,214
=======================================================================

PHARMACEUTICALS-0.53%

Medicis Pharmaceutical Corp.-Class A(b)           31,000        983,630
=======================================================================

RAILROADS-0.49%

CSX Corp.                                         21,400        912,924
=======================================================================

REAL ESTATE-3.14%

Aames Investment Corp.                           134,700      1,309,284
-----------------------------------------------------------------------
Fieldstone Investment Corp.                        9,000        129,600
-----------------------------------------------------------------------
Fieldstone Investment Corp. (Acquired
  11/10/03-02/06/04; Cost $1,254,664)(c)(e)       81,654      1,175,818
-----------------------------------------------------------------------
KKR Financial Corp. (Acquired 08/05/04; Cost
  $1,505,000)(a)(c)(d)(e)                         75,250      1,693,125
-----------------------------------------------------------------------
People's Choice Financial Corp. (Acquired
  12/21/04-06/30/05; Cost
  $1,730,650)(a)(c)(d)                           174,400      1,569,600
=======================================================================
                                                              5,877,427
=======================================================================

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------


REAL ESTATE MANAGEMENT & DEVELOPMENT-1.22%

CB Richard Ellis Group, Inc.-Class A(a)           52,200   $  2,289,492
=======================================================================

REGIONAL BANKS-0.49%

Signature Bank(a)                                 37,800        922,320
=======================================================================

RESTAURANTS-0.70%

Applebee's International, Inc.                    49,500      1,311,255
=======================================================================

SEMICONDUCTORS-2.83%

Analog Devices, Inc.                              42,900      1,600,599
-----------------------------------------------------------------------
ATI Technologies Inc. (Canada)(a)                 59,000        699,150
-----------------------------------------------------------------------
Microchip Technology Inc.                         59,600      1,765,352
-----------------------------------------------------------------------
National Semiconductor Corp.                      55,700      1,227,071
=======================================================================
                                                              5,292,172
=======================================================================

SPECIALIZED CONSUMER SERVICES-0.61%

Jackson Hewitt Tax Service Inc.                   48,100      1,137,084
=======================================================================

SPECIALIZED FINANCE-0.88%

Chicago Mercantile Exchange Holdings Inc.          5,600      1,654,800
=======================================================================

SPECIALTY CHEMICALS-0.49%

Minerals Technologies Inc.                        14,900        917,840
=======================================================================

SPECIALTY STORES-2.87%

Office Depot, Inc.(a)                             88,000      2,009,920
-----------------------------------------------------------------------
PETCO Animal Supplies, Inc.(a)                    61,100      1,791,452
-----------------------------------------------------------------------
Tractor Supply Co.(a)                             31,700      1,556,470
=======================================================================
                                                              5,357,842
=======================================================================

THRIFTS & MORTGAGE FINANCE-1.05%

Hudson City Bancorp, Inc.                        172,000      1,962,520
=======================================================================

TRUCKING-0.54%

Swift Transportation Co., Inc.(a)                 43,000      1,001,470
=======================================================================

WIRELESS TELECOMMUNICATION SERVICES-2.78%

American Tower Corp.-Class A(a)                   50,900      1,069,918
-----------------------------------------------------------------------
NII Holdings Inc.(a)                              24,500      1,566,530
-----------------------------------------------------------------------
SpectraSite, Inc.(a)                              34,300      2,552,949
=======================================================================
                                                              5,189,397
=======================================================================
    Total Common Stocks and Other Equity
      Interests (Cost $152,485,043)                         184,156,730
=======================================================================


                       AIM V.I. CAPITAL DEVELOPMENT FUND


                                               NUMBER
                                                 OF        EXERCISE   EXPIRATION      MARKET
                                               CONTRACTS   PRICE        DATE          VALUE
-----------------------------------------------------------------------------------------------
OPTIONS PURCHASED-0.01%

INTERNET SOFTWARE & SERVICES-0.01%

Digital River, Inc. (Cost $7,562)                 249        $30        Jul-05     $     11,205
===============================================================================================


                                                SHARES
MONEY MARKET FUNDS-3.32%

Liquid Assets Portfolio-Institutional
  Class(f)                                     3,102,929      3,102,929
-----------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(f)    3,102,929      3,102,929
=======================================================================
    Total Money Market Funds (Cost
      $6,205,858)                                             6,205,858
=======================================================================
TOTAL INVESTMENTS-101.80% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $158,698,463)               190,373,793
=======================================================================

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-1.63%

Liquid Assets Portfolio-Institutional
  Class(f)(g)                                  1,525,043   $  1,525,043
-----------------------------------------------------------------------
STIC Prime Portfolio-Institutional
  Class(f)(g)                                  1,525,043      1,525,043
=======================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $3,050,086)                                       3,050,086
=======================================================================
TOTAL INVESTMENTS-103.43% (Cost $161,748,549)               193,423,879
=======================================================================
OTHER ASSETS LESS LIABILITIES-(3.43%)                        (6,415,570)
=======================================================================
NET ASSETS-100.00%                                         $187,008,309
_______________________________________________________________________
=======================================================================

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) All or a portion of this security has been pledged as collateral for securities lending transactions at June 30, 2005.
(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at June 30, 2005 was $7,693,663, which represented 4.11% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(d) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities. The aggregate market value of these securities considered illiquid at June 30, 2005 was $6,517,845, which represented 3.49% of the Fund's Net Assets.
(e) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate market value of these securities at June 30, 2005 was $4,809,402, which represented 2.49% of the Fund's Total Investments. See Note 1A.
(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(g) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7.

See accompanying notes which are an integral part of the financial statements.
                       AIM V.I. CAPITAL DEVELOPMENT FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005
(Unaudited)

ASSETS:

Investments, at market value (cost
  $152,492,605)*                                 $184,167,935
-------------------------------------------------------------
Investments in affiliated money market funds
  (cost $9,255,944)                                 9,255,944
=============================================================
    Total investments (cost $161,748,549)         193,423,879
=============================================================
Cash                                                  954,890
-------------------------------------------------------------
Receivables for:
  Investments sold                                  4,553,488
-------------------------------------------------------------
  Fund shares sold                                     11,925
-------------------------------------------------------------
  Dividends                                            58,767
-------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                 29,837
=============================================================
    Total assets                                  199,032,786
_____________________________________________________________
=============================================================

LIABILITIES:

Payables for:
  Investments purchased                             8,041,296
-------------------------------------------------------------
  Investments purchased from affiliates               286,389
-------------------------------------------------------------
  Fund shares reacquired                              356,281
-------------------------------------------------------------
  Trustee deferred compensation and retirement
    plans                                              34,734
-------------------------------------------------------------
  Collateral upon return of securities loaned       3,050,086
-------------------------------------------------------------
Accrued administrative services fees                  189,384
-------------------------------------------------------------
Accrued distribution fees -- Series II                 44,617
-------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                                125
-------------------------------------------------------------
Accrued transfer agent fees                               938
-------------------------------------------------------------
Accrued operating expenses                             20,627
=============================================================
    Total liabilities                              12,024,477
=============================================================
Net assets applicable to shares outstanding      $187,008,309
_____________________________________________________________
=============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                    $159,543,134
-------------------------------------------------------------
Undistributed net investment income (loss)           (435,699)
-------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign currencies     (3,774,475)
-------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies                31,675,349
=============================================================
                                                 $187,008,309
_____________________________________________________________
=============================================================

NET ASSETS:

Series I                                         $113,597,007
_____________________________________________________________
=============================================================
Series II                                        $ 73,411,302
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Series I                                            7,679,664
_____________________________________________________________
=============================================================
Series II                                           5,008,827
_____________________________________________________________
=============================================================
Series I:
  Net asset value per share                      $      14.79
_____________________________________________________________
=============================================================
Series II:
  Net asset value per share                      $      14.66
_____________________________________________________________
=============================================================

* At June 30, 2005, securities with an aggregate market value of $3,023,260 were on loan to brokers.
STATEMENT OF OPERATIONS

For the six months ended June 30, 2005
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $1,506)                                         $   564,059
-------------------------------------------------------------
Dividends from affiliated money market funds
  (includes securities lending income of
  $24,372, after compensation to counterparties
  of $28,710)                                         118,743
=============================================================
    Total investment income                           682,802
=============================================================

EXPENSES:

Advisory fees                                         687,252
-------------------------------------------------------------
Administrative services fees                          245,269
-------------------------------------------------------------
Custodian fees                                         15,883
-------------------------------------------------------------
Distribution fees -- Series II                         90,424
-------------------------------------------------------------
Transfer agent fees                                     9,158
-------------------------------------------------------------
Trustees' and officer's fees and benefits               9,038
-------------------------------------------------------------
Other                                                  31,068
=============================================================
    Total expenses                                  1,088,092
=============================================================
Less: Fees waived                                      (5,478)
-------------------------------------------------------------
    Net expenses                                    1,082,614
=============================================================
Net investment income (loss)                         (399,812)
=============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN CURRENCIES:

Net realized gain from:
  Investment securities (includes gains from
    securities sold to affiliates of $116,647)      7,451,323
-------------------------------------------------------------
  Foreign currencies                                    2,331
=============================================================
                                                    7,453,654
=============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                            (5,975,183)
-------------------------------------------------------------
  Foreign currencies                                       19
=============================================================
                                                   (5,975,164)
=============================================================
Net gain from investment securities and foreign
  currencies                                        1,478,490
=============================================================
Net increase in net assets resulting from
  operations                                      $ 1,078,678
_____________________________________________________________
=============================================================

See accompanying notes which are an integral part of the financial statements.
                       AIM V.I. CAPITAL DEVELOPMENT FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2005 and the year ended December 31, 2004 (Unaudited)

                                                                JUNE 30,      DECEMBER 31,
                                                                  2005            2004
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (399,812)   $   (444,721)
------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                   7,453,654      12,985,972
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                (5,975,164)     10,570,249
==========================================================================================
    Net increase in net assets resulting from operations         1,078,678      23,111,500
==========================================================================================
Share transactions-net:
  Series I                                                         597,452       3,400,003
------------------------------------------------------------------------------------------
  Series II                                                      1,964,928      29,492,919
==========================================================================================
    Net increase in net assets resulting from share
     transactions                                                2,562,380      32,892,922
==========================================================================================
    Net increase in net assets                                   3,641,058      56,004,422
==========================================================================================

NET ASSETS:

  Beginning of period                                          183,367,251     127,362,829
==========================================================================================
  End of period (including undistributed net investment
    income (loss) of $(435,699) and $(35,887), respectively)  $187,008,309    $183,367,251
__________________________________________________________________________________________
==========================================================================================

See accompanying notes which are an integral part of the financial statements.
                       AIM V.I. CAPITAL DEVELOPMENT FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Capital Development Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty-eight separate portfolios. The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products"). Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair

                       AIM V.I. CAPITAL DEVELOPMENT FUND
     value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. PUT OPTIONS -- The Fund may purchase and write put options including securities index options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying securities to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

I. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to substitute such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.
                       AIM V.I. CAPITAL DEVELOPMENT FUND

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $350 million                                            0.75%
--------------------------------------------------------------------
Over $350 million                                             0.625%
____________________________________________________________________
====================================================================


    Through June 30, 2006, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund based on the Fund's average daily net assets do not exceed the annual rate of:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $250 million                                            0.745%
--------------------------------------------------------------------
Next $250 million                                             0.73%
--------------------------------------------------------------------
Next $500 million                                             0.715%
--------------------------------------------------------------------
Next $1.5 billion                                             0.70%
--------------------------------------------------------------------
Next $2.5 billion                                             0.685%
--------------------------------------------------------------------
Next $2.5 billion                                             0.67%
--------------------------------------------------------------------
Next $2.5 billion                                             0.655%
--------------------------------------------------------------------
Over $10 billion                                              0.64%
____________________________________________________________________
====================================================================


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets, through April 30, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. AIM did not waive fees and/or reimburse expenses during the period under this expense limitation.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended June 30, 2005, AIM waived fees of $5,478.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2005, AMVESCAP's expense reimbursement was less than $100.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM a fee for costs incurred in providing accounting services and Fund administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2005, AIM was paid $24,795 for accounting and fund administrative services and reimbursed $220,474 for services provided by insurance companies.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. For the six months ended June 30, 2005, the Fund paid AISI $9,158.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount, up to 0.25% of the average daily net

                       AIM V.I. CAPITAL DEVELOPMENT FUND
assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. Pursuant to the Plan, for the six months ended June 30, 2005, the Series II shares paid $90,424.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the SEC, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               12/31/04          AT COST          FROM SALES       (DEPRECIATION)      06/30/05        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Asset
  Portfolio-
  Institutional
  Class           $ 2,558,677      $28,630,195       $(28,085,943)         $   --         $3,102,929      $ 46,975       $   --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class             2,558,677       28,630,195        (28,085,943)             --          3,102,929        47,396           --
==================================================================================================================================
  Subtotal        $ 5,117,354      $57,260,390       $(56,171,886)         $   --         $6,205,858      $ 94,371       $   --
==================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               12/31/04          AT COST          FROM SALES       (DEPRECIATION)      06/30/05        INCOME*     GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Asset
  Portfolio-
  Institutional
  Class           $ 2,893,043      $ 6,546,749       $ (7,914,749)         $   --         $1,525,043      $ 12,083       $   --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class             2,893,043        6,546,749         (7,914,749)             --          1,525,043        12,289           --
==================================================================================================================================
  Subtotal        $ 5,786,086      $13,093,498       $(15,829,498)         $   --         $3,050,086      $ 24,372       $   --
==================================================================================================================================
  Total           $10,903,440      $70,353,888       $(72,001,384)         $   --         $9,255,944      $118,743       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

* Net of compensation to counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, during the six months ended June 30, 2005, the Fund engaged in securities purchases of $1,300,858 and sales of $650,699, which resulted in net realized gains of $116,647.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee of the Fund who is not an "interested person" of the AIM Funds. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    In addition to the above, "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to the Senior Officer of the AIM Funds.

    During the six months ended June 30, 2005, the Fund paid legal fees of $2,311 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

                       AIM V.I. CAPITAL DEVELOPMENT FUND

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At June 30, 2005, securities with an aggregate value of $3,023,260 were on loan to brokers. The loans were secured by cash collateral of $3,050,086 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended June 30, 2005, the Fund received dividends on cash collateral of $24,372 for securities lending transactions, which are net of compensation to counterparties.

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of December 31, 2004 which expires as follows:

                                                              CAPITAL LOSS
EXPIRATION                                                    CARRYFORWARD*
---------------------------------------------------------------------------
December 31, 2010                                              $11,098,243
___________________________________________________________________________
===========================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

                       AIM V.I. CAPITAL DEVELOPMENT FUND

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2005 was $117,236,274 and $113,605,069, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $35,179,887
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (3,578,847)
===============================================================================
Net unrealized appreciation of investment securities              $31,601,040
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $161,822,839.

NOTE 10--SHARE INFORMATION

                                           CHANGES IN SHARES OUTSTANDING(a)
----------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED JUNE 30,
                                                              --------------------------------------------------------
                                                                         2005                          2004
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                     2,594,678    $ 37,104,950     1,264,587    $ 16,685,624
----------------------------------------------------------------------------------------------------------------------
  Series II                                                      974,341      13,902,462     2,916,252      38,179,047
======================================================================================================================
Reacquired:
  Series I                                                    (2,545,040)    (36,507,498)   (1,015,409)    (13,285,621)
----------------------------------------------------------------------------------------------------------------------
  Series II                                                     (863,127)    (11,937,534)     (672,418)     (8,686,128)
======================================================================================================================
                                                                 160,852    $  2,562,380     2,493,012    $ 32,892,922
______________________________________________________________________________________________________________________
======================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 81% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund.. The Fund, AIM, and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.

                       AIM V.I. CAPITAL DEVELOPMENT FUND

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                      SERIES I
                                                    -----------------------------------------------------------------------------
                                                    SIX MONTHS
                                                      ENDED                             YEAR ENDED DECEMBER 31,
                                                     JUNE 30,          ----------------------------------------------------------
                                                       2005              2004          2003       2002          2001       2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $  14.68          $  12.71       $  9.39    $ 11.94       $ 12.99    $ 11.89
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                         (0.02)            (0.03)(a)     (0.01)     (0.01)(a)     (0.02)     (0.01)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                      0.13              2.00          3.33      (2.54)        (1.03)      1.11
=================================================================================================================================
    Total from investment operations                     0.11              1.97          3.32      (2.55)        (1.05)      1.10
=================================================================================================================================
Net asset value, end of period                       $  14.79          $  14.68       $ 12.71    $  9.39       $ 11.94    $ 12.99
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                          0.75%            15.50%        35.36%    (21.36)%       (8.08)%     9.25%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $113,597          $112,028       $93,813    $70,018       $92,732    $74,874
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                 1.08%(c)(d)       1.10%         1.13%      1.14%         1.16%      1.19%(d)
=================================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                            (0.34)%(c)        (0.21)%       (0.13)%    (0.08)%       (0.16)%    (0.07)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                 64%               93%           95%       121%          125%       110%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns do not reflect charges assessed in connections with a variable product, which if included would reduce total returns.
(c) Ratios are annualized and based on average daily net assets of $111,847,167.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.09% (annualized) and 1.38% for the six months ended June 30, 2005 and the year ended December 31, 2000, respectively.
(e)  Not annualized for periods less than one year.

                       AIM V.I. CAPITAL DEVELOPMENT FUND

                                                                                         SERIES II
                                                          -----------------------------------------------------------------------
                                                                                                                  AUGUST 21, 2001
                                                          SIX MONTHS                                                (DATE SALES
                                                            ENDED              YEAR ENDED DECEMBER 31,             COMMENCED) TO
                                                           JUNE 30,        --------------------------------        DECEMBER 31,
                                                             2005           2004          2003       2002              2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $ 14.57         $ 12.64       $  9.36    $ 11.94           $11.88
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                               (0.04)          (0.06)(a)     (0.03)     (0.03)(a)        (0.01)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                               0.13            1.99          3.31      (2.55)            0.07
=================================================================================================================================
    Total from investment operations                          0.09            1.93          3.28      (2.58)            0.06
=================================================================================================================================
Net asset value, end of period                             $ 14.66         $ 14.57       $ 12.64    $  9.36           $11.94
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                               0.62%          15.27%        35.04%    (21.61)%           0.50%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $73,411         $71,339       $33,550    $14,969           $2,767
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                       1.33%(c)(d)     1.35%         1.38%      1.39%            1.41%(e)
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                     (0.59)%(c)      (0.46)%       (0.38)%    (0.33)%          (0.41)%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                      64%             93%           95%       121%             125%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns do not reflect charges assessed in connections with a variable product, which if included would reduce total returns.
(c) Ratios are annualized and based on average daily net assets of $72,938,936.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.34% (annualized) for the six months ended June 30, 2005.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

NOTE 12--CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS

On December 1, 2004 the Audit Committee (the "Audit Committee") of the Board of Trustees (the "Board") of the Trust appointed PricewaterhouseCoopers LLP ("PWC") as the independent registered public accounting firm of the Fund for the fiscal year ending December 31, 2005. Such appointment was ratified and approved by the Independent Trustees of the Board. Tait, Weller & Baker ("TAIT") was the Fund's independent registered public accounting firm for the prior reporting period. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds with December 31 year ends. On May 5, 2005, the Trust obtained a formal resignation from TAIT as the independent registered public accounting firm of the Fund.

    TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction would have caused TAIT to make reference to that matter in connection with such report.

NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) is being created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI agreed to create a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent

                       AIM V.I. CAPITAL DEVELOPMENT FUND
trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

    - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

    - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

                       AIM V.I. CAPITAL DEVELOPMENT FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
                                  President                                     Suite 100
Frank S. Bayley                                                                 Houston, TX 77046-1173
                                  Mark H. Williamson
James T. Bunch                    Executive Vice President                      INVESTMENT ADVISOR
                                                                                A I M Advisors, Inc.
Bruce L. Crockett                 Lisa O. Brinkley                              11 Greenway Plaza
Chair                             Senior Vice President and Chief Compliance    Suite 100
                                  Officer                                       Houston, TX 77046-1173
Albert R. Dowden
                                  Russell C. Burk                               TRANSFER AGENT
Edward K. Dunn Jr.                Senior Vice President (Senior Officer)        AIM Investment Services, Inc.
                                                                                P.O. Box 4739
Jack M. Fields                    Kevin M. Carome                               Houston, TX 77210-4739
                                  Senior Vice President, Secretary and Chief
Carl Frischling                   Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
Robert H. Graham                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President and Treasurer                  Boston, MA 02110-2801
Gerald J. Lewis
                                  Robert G. Alley                               COUNSEL TO THE FUND
Prema Mathai-Davis                Vice President                                Foley & Lardner LLP
                                                                                3000 K N.W., Suite 500
Lewis F. Pennock                  J. Philip Ferguson                            Washington, D.C. 20007-5111
                                  Vice President
Ruth H. Quigley                                                                 COUNSEL TO THE INDEPENDENT TRUSTEES
                                  Mark D. Greenberg                             Kramer, Levin, Naftalis & Frankel LLP
Larry Soll                        Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
Mark H. Williamson                William R. Keithler
                                  Vice President                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                  Karen Dunn Kelley                             11 Greenway Plaza
                                  Vice President                                Suite 100
                                                                                Houston, TX 77046-1173





                       AIM V.I. CAPITAL DEVELOPMENT FUND

                                                       AIM V.I. CORE EQUITY FUND
                               Semiannual Report to Shareholders o June 30, 2005


                   AIM V.I. CORE EQUITY FUND seeks to provide growth of capital.


UNLESS OTHERWISE STATED, INFORMATION PRESENTED IN THIS REPORT IS AS OF JUNE 30, 2005, AND IS BASED ON TOTAL NET ASSETS.


================================================================================

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or 1-800-732-0330,or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-7452 and 33-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 1-800-410-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30,2005,is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS AND VARIABLE PRODUCT PROSPECTUS, WHICH CONTAIN MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ EACH CAREFULLY BEFORE INVESTING.

================================================================================

[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                         --Registered Trademark--

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIM V.I. CORE EQUITY FUND

MANAGEMENT'S DISCUSSION                                                                    means to limit volatility in certain
OF FUND PERFORMANCE                                                                        market environments.

                                                                                              We consider selling a stock when
=====================================================================================
                                                                                           o it exceeds our target price
PERFORMANCE SUMMARY
                                             =======================================       o we have not seen a demonstrable
As shown in the table, large-cap stocks      FUND VS. INDEXES                              improvement in fundamentals during an
either gave up ground or were virtually                                                    18- to 24-month time horizon
stalled for the six months ended June        TOTAL RETURNS,12/31/04-6/30/05,EXCLUDING
30, 2005. In fact, most equity indexes       VARIABLE PRODUCT ISSUER CHARGES. IF           o there is a deterioration in company
provided only meager or negative returns     VARIABLE PRODUCT ISSUER CHARGES WERE          fundamentals
for the period.                              INCLUDED, RETURNS WOULD BE LOWER.
                                                                                           o more compelling investment
   The Fund's performance was in line        Series I Shares                    -0.97%     opportunities exist
with the broad market as represented by
the S&P 500 Index. The Fund somewhat         Series II Shares                   -1.07      MARKET CONDITIONS AND YOUR FUND
lagged the Russell 1000 Index because
of the performance of the Fund's stocks      Standard & Poor's Composite Index             During the first three months of 2005,
in three sectors: health care,               of 500 Stocks (S&P 500 Index)                 domestic equity markets failed to gain
industrials and information technology.      (Broad Market Index)               -0.81      consistent traction despite continued
                                                                                           growth in the U.S gross domestic
                                             Russell 1000 Index                            product. Investors worried that rising
                                             (Style-specific Index)              0.11      energy prices and interest rates would
                                                                                           have a negative impact on economic
                                             Lipper Large-Cap Core Fund Index              growth and inflation.
                                             (Peer Group Index)                 -1.01
                                                                                              Crude oil prices remained high
                                             SOURCE: LIPPER,INC.                           during the second quarter, but stocks
                                                                                           performed relatively well--although not
                                             =======================================       well enough to overcome the poor
                                                                                           performance of the first quarter.
=====================================================================================      Accordingly, major domestic equity
                                                                                           indexes produced either low single-digit
HOW WE INVEST                                   We conduct quantitative research to        or negative returns for the six-month
                                             identify growing companies whose stock        period. In both the Fund and its
We manage your Fund as a "core" fund,        prices may be experiencing some               benchmark index, the Russell 1000 Index,
seeking to provide upside potential and      near-term distress. By further applying       only energy and utilities produced
a measure of protection in difficult         rigorous fundamental research, including      double-digit returns.
markets to complement more aggressive        analysis of company financial statements
value and growth investments.                with a special focus on cash flow, we            The most significant contribution to
                                             assess the prospects for each business        Fund performance came from its energy
   We believe a portfolio of                 and its appreciation potential.               holdings. At period-end, our weighting
attractively valued companies with                                                         in energy was the second-highest in the
consistent free cash flow and management        We target a well-diversified,              portfolio, almost double the energy
teams that effectively allocate excess       large-cap core portfolio and attempt to       weighting in the
cash to the benefit of shareholders can      protect against volatility through the
outperform the market over the long          size of individual holdings and sector
term. We believe these companies are         weightings. Sector exposure is
best positioned to weather temporary         consistent with a core investment to
setbacks and therefore provide the           complement value and growth investments.
potential for both long-term capital         We may also maintain a cash position as a
appreciation and lower downside risk.

=====================================        =========================================     =========================================

PORTFOLIO COMPOSITION                        TOP 10 INDUSTRIES*                            TOP 10 EQUITY HOLDINGS*

By sector                                     1. Pharmaceuticals                 11.6%      1. Microsoft Corp.                  3.1%

 1. Information Technology       19.3%        2. Integrated Oil & Gas             6.9       2. Merck & Co. Inc.                 2.8

 2. Energy                       14.0         3. Property & Casualty Insurance    5.9       3. GlaxoSmithKline PLC-ADR
                                                                                               (United Kingdom)                 2.6
 3. Financials                   13.4         4. Packaged Foods & Meats           5.5
                                                                                            4. Berkshire Hathaway Inc.          2.3
 4. Health Care                  12.6         5. Oil & Gas Equipment &            4.8          -Class A
                                                 Services
                                                                                            5. Waste Management,Inc.            2.2
 5. Consumer Staples             11.9         6. Systems Software                 4.6
                                                                                            6. Kroger Co. (The)                 2.2
 6. Industrials                   9.1         7. Semiconductors                   4.4
                                                                                            7. BJ Services Co.                  2.1
 7. Consumer Discretionary        6.9         8. Industrial Conglomerates         3.0
                                                                                            8. Tyco International Ltd. 2.0
 8. Utilities                     2.3         9. Publishing                       3.0          (Bermuda)

 9. Telecommunication Services    1.9        10. Communications Equipment         2.2       9. TOTAL S.A. (France)              1.9

10. Materials                     1.3        TOTAL NET ASSETS           $1.35 BILLION      10. General Mills, Inc.              1.9

    Money Market Funds                       TOTAL NUMBER OF HOLDINGS*             64
    Plus Other Assets Less
    Liabilities                   7.3

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*Excluding money market fund holdings.

=====================================        =========================================     =========================================

AIM V.I. CORE EQUITY FUND


Russell 1000 Index. We have maintained       mounting debt forced management to begin      IN CLOSING
our overweight position in energy            making good decisions regarding cash
because we believe opportunities for         allocation. We took advantage of Xerox's      The period covered by this report was a
growth continue to exist. Although news      still-distressed share price to add it        time of muted or negative returns for
outlets continue to report record-high       to the Fund's portfolio. Since that           much of the equity market. We urge you
oil prices, on an inflation-adjusted         time, the company paid down debt,             to keep in mind that this was only a
basis, prices are still at a significant     maintained its leadership in color print      six-month period. When we evaluate the
discount to peak historical levels. Our      production and enjoyed escalating share       companies in which we invest, we look
overweight position and the Fund's           prices in 2003 and 2004.                      for those that can increase in value
strong, double-digit returns in the                                                        over a two-to-three-year time horizon.
sector helped compensate for                    However, while its earnings report         We believe that our investment strategy
disappointing returns in other sectors.      issued in 2005 announced a 15% increase       can add value over the long term by
                                             in color equipment sales, declining           providing competitive returns with less
   MURPHY OIL is a worldwide oil and gas     sales in older products disappointed          volatility to complement more aggressive
exploration and production company with      investors. Though its share price had         investments. Thank you for investing in
refining and marketing operations in         not recovered at period-end, Xerox            AIM V.I. Core Equity Fund.
North America and the United Kingdom. A      remains an industry leader with a robust
subsidiary operates high-volume,             new product introduction, and we believe
lower-cost gasoline stations located         it can still reach its appreciation           The views and opinions expressed in
primarily in the parking areas of            potential.                                    management's discussion of Fund
Wal-Mart Supercenters in 21 states. In                                                     performance are those of A I M Advisors,
April, the company announced a 15%              The Fund's holdings in health care and     Inc. These views and opinions are
increase in first-quarter profit             industrials detracted for the period.         subject to change at any time based on
resulting from higher oil and gas            The health care sector posted low             factors such as market and economic
prices, and it later declared a              single-digit returns in the Russell 1000      conditions. These views and opinions may
two-for-one stock split.                     and the S&P 500 indexes. Relative to          not be relied upon as investment advice
                                             these indexes, the Fund suffered from         or recommendations, or as an offer for a
   Another energy-sector holding, AMERADA    not having stocks in the health care          particular security. The information is
HESS, illustrates our strategy of            providers and services industry.              not a complete analysis of every aspect
carefully studying management teams'                                                       of any market, country, industry,
past performance and strengths. The             After a strong showing in 2004,            security or the Fund. Statements of fact
company suffered while under family          industrials stocks generally suffered         are from sources considered reliable,
management, but when a new management        during the period, primarily because          but A I M Advisors, Inc. makes no
team with specialized financial savvy        investors fled to other sectors out of        representation or warranty as to their
was installed, we became interested in       fear that the industrial expansion of         completeness or accuracy. Although
the stock. We added the stock to the         the last two years might be running out       historical performance is no guarantee
Fund's portfolio when we found strong        of steam. However, capital spending is        of future results, these insights may
indicators that the team would turn the      expected to gain momentum in the second       help you understand our investment
business around. Thus far, the stock has     half the year, as companies deploy cash       management philosophy.
provided significant benefit.                from profit growth. We believe that
                                             companies in the sector remain                                 RONALD S. SLOAN,
   The Fund's largest sector weighting was   attractive because of their ability to            [SLOAN       Chartered Financial
in information technology. Information       generate cash flow, the weakness of the           PHOTO]       Analyst, senior
technology produced negative returns in      dollar and their leverage to U.S.                              portfolio manager, is
both the Russell 1000 and the S&P 500        economic growth.                                               lead portfolio manager
indexes, largely because of                                                                of AIM V.I. Core Equity Fund. Mr. Sloan
corporations' failure to deploy the             In its earnings report in May,             has 34 years of experience in the
capital expenditures that had been           industrials holding TYCO noted that it        investment industry. He joined AIM in
expected to benefit the sector during        had used $1.5 billion of its cash to          1998. Mr. Sloan attended the University
the first half of 2005. Disappointments      repurchase convertible debt securities.       of Missouri, where he received both a
in key holdings, as well as the              This generated a one-time charge that         B.S. in business administration and an
negative performance of the sector in        adversely affected earnings. Since Tyco       M.B.A.
general, detracted from Fund                 began repurchasing its convertible
performance.                                 securities in fourth-quarter 2004, it         Assisted by the Mid/Large Cap Core Team
                                             has reduced diluted shares outstanding
   Information technology holding XEROX has  by 76 million shares. We believe that
long been a leader in office equipment.      this represents good stewardship of
We often select leading companies in         cash, and at period-end, we remained                    [RIGHT ARROW GRAPHIC]
mature industries because it is more         confident in the group of
difficult for newcomers to compete in a      large-market-share businesses that            FOR A DISCUSSION OF RISKS OF INVESTING
mature industry than in an industry          comprise Tyco.                                IN YOUR FUND, INDEXES USED IN THIS
wherein the technology is newly                                                            REPORT AND YOUR FUND'S LONG-TERM
emerging. Several years ago, Xerox's                                                       PERFORMANCE, PLEASE TURN THE PAGE.

AIM V.I.CORE EQUITY FUND


YOUR FUND'S LONG-TERM PERFORMANCE

========================================
AVERAGE ANNUAL TOTAL RETURNS                 shares is October 24, 2001. The Series I      Performance figures given represent the
As of 6/30/05                                and Series II shares invest in the same       Fund and are not intended to reflect
                                             portfolio of securities and will have         actual variable product values. They do
SERIES I SHARES                              substantially similar performance,            not reflect sales charges, expenses and
Inception (5/2/94)                  8.88%    except to the extent that expenses borne      fees assessed in connection with a
10 Years                            7.97     by each class differ.                         variable product. Sales charges,
 5 Years                           -5.87                                                   expenses and fees, which are determined
 1 Year                             3.70        The performance data quoted represent      by the variable product issuers, will
                                             past performance and cannot guarantee         vary and will lower the total return.
SERIES II SHARES                             comparable future results; current
10 Years                            7.70     performance may be lower or higher.              Per NASD requirements, the most
 5 Years                           -6.10     Please contact your variable product          recent month-end performance data at the
 1 Year                             3.44     issuer or financial advisor for the most      Fund level, excluding variable product
                                             recent month-end variable product             charges, is available on this AIM
========================================     performance. Performance figures reflect      automated information line,
                                             Fund expenses, reinvested distributions       866-702-4402. As mentioned above, the
Returns since the inception date of          and changes in net asset value.               most recent month-end performance
Series II shares are historical. All         Investment return and principal value         including variable product charges,
other returns are the blended returns of     will fluctuate so that you may have a         please contact your variable product
the historical performance of the Fund's     gain or loss when you sell shares.            issuer or financial advisor.
Series II shares since their inception
and the restated historical performance         AIM V.I. Core Equity Fund, a series
of the Fund's Series I shares (for           portfolio of AIM Variable Insurance
periods prior to inception of the Series     Funds, is currently offered through
II shares) adjusted to reflect the           insurance companies issuing variable
higher Rule 12b-1 fees applicable to the     products. You cannot purchase shares of
Series II shares. The inception date of      the Fund directly.
the Fund's Series II


PRINCIPAL RISKS OF INVESTING IN THE FUND     an independent mutual fund performance        returns reported in the Financial
                                             monitor.                                      Highlights. Additionally, the returns
The Fund may invest up to 25% of its                                                       and net asset values shown throughout
assets in the securities of non-U.S.            The Fund is not managed to track           this report are at the Fund level only
issuers. International investing             the performance of any particular index,      and do not include variable product
presents certain risks not associated        including the indexes defined here, and       issuer charges. If such charges were
with investing solely in the United          consequently, the performance of the          included, the total returns would be
States. These include risks relating to      Fund may deviate significantly from the       lower.
fluctuations in the value of the U.S.        performance of the indexes.
dollar relative to the values of other
currencies, the custody arrangements            A direct investment cannot be made            Industry classifications used in
made for the Fund's foreign holdings,        in an index. Unless otherwise indicated,      this report are generally according to
differences in accounting, political         index results include reinvested              the Global Industry Classification
risks and the lesser degree of public        dividends, and they do not reflect sales      Standard, which was developed by and is
information required to be provided by       charges. Performance of an index of           the exclusive property and a service
non-U.S. companies.                          funds reflects fund expenses;                 mark of Morgan Stanley Capital
                                             performance of a market index does not.       International Inc. and Standard &
ABOUT INDEXES USED IN THIS REPORT                                                          Poor's.
                                             OTHER INFORMATION
The unmanaged Standard & Poor's
Composite Index of 500 Stocks (the S&P       The returns shown in management's
500--Registered Trademark-- INDEX) is        discussion of Fund performance are based
an index of common stocks frequently         on net asset values calculated for
used as a general measure of U.S. stock      shareholder transactions. Generally
market performance.                          accepted accounting principles require
                                             adjustments to be made to the net assets
   The unmanaged RUSSELL                     of the Fund at period end for financial
1000--Registered Trademark--INDEX            reporting purposes, and as such, the net
represents the performance of the stocks     asset values for shareholder
of large-capitalization companies.           transactions and the returns based on
                                             those net asset values may differ from
   The unmanaged LIPPER LARGE-CAP CORE       the net asset values and
FUND INDEX represents an average of the
performance of the 30 largest
large-capitalization core equity funds
tracked by Lipper, Inc.,

AIM V.I. CORE EQUITY FUND


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      ACTUAL EXPENSES                               actual return. The Fund's actual
                                                                                           cumulative total returns at net asset
As a shareholder of the Fund, you incur      The table below provides information          value after expenses for the six months
ongoing costs, including management          about actual account values and actual        ended June 30, 2005, appear in the table
fees; distribution and/or service fees       expenses. You may use the information in      "Fund vs. Indexes" on the first page of
(12b-1); and other Fund expenses. This       this table, together with the amount you      management's discussion of Fund
example is intended to help you              invested, to estimate the expenses that       performance.
understand your ongoing costs (in            you paid over the period. Simply divide
dollars) of investing in the Fund and to     your account value by $1,000 (for                 The hypothetical account values and
compare these costs with ongoing costs       example, an $8,600 account value divided      expenses may not be used to estimate the
of investing in other mutual funds. The      by $1,000 = 8.6), then multiply the           actual ending account balance or
example is based on an investment of         result by the number in the table under       expenses you paid for the period. You
$1,000 invested at the beginning of the      the heading entitled "Actual Expenses         may use this information to compare the
period and held for the entire period        Paid During Period" to estimate the           ongoing costs of investing in the Fund
January 1, 2005, through June 30, 2005.      expenses you paid on your account during      and other funds. To do so, compare this
                                             this period.                                  5% hypothetical example with the 5%
   The actual and hypothetical                                                             hypothetical examples that appear in the
expenses in the examples below do not        HYPOTHETICAL EXAMPLE FOR COMPARISON           shareholder reports of the other funds.
represent the effect of any fees or          PURPOSES
other expenses assessed in connection                                                          Please note that the expenses shown
with a variable product; if they did,        The table below also provides                 in the table are meant to highlight your
the expenses shown would be higher while     information about hypothetical account        ongoing costs. Therefore, the
the ending account values shown would be     values and hypothetical expenses based        hypothetical information is useful in
lower.                                       on the Fund's actual expense ratio and        comparing ongoing costs, and will not
                                             an assumed rate of return of 5% per year      help you determine the relative total
                                             before expenses, which is not the Fund's      costs of owning different funds.


====================================================================================================================================

                                                        ACTUAL                                       HYPOTHETICAL
                                                                                          (5% ANNUAL RETURN BEFORE EXPENSES)

                BEGINNING ACCOUNT      ENDING ACCOUNT               EXPENSES          ENDING ACCOUNT                    EXPENSES
 SHARE               VALUE                  VALUE                  PAID DURING            VALUE                        PAID DURING
 CLASS              (1/1/05)            (6/30/05)(1)                PERIOD(2)           (6/30/05)                       PERIOD(2)
Series I          $ 1,000.00             $ 990.30                    $ 4.34            $ 1,020.43                        $ 4.41
Series II           1,000.00               989.30                      5.57              1,019.19                          5.66

(1)  The actual ending account value is based on the actual total return of the Fund for the period January 1, 2005, through June
     30, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended June 30, 2005, appear in the table "Fund vs. Indexes" on the first page of management's discussion of Fund performance.

(2)  Expenses are equal to the Fund's annualized expense ratio (0.88% and 1.13% for Series I and Series II shares, respectively)
     multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

====================================================================================================================================

AIM V.I. CORE EQUITY FUND


APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM Variable        o The quality of services to be provided      comparable to the advisory fee rates for
Insurance Funds (the "Board") oversees       by AIM. The Board reviewed the                a mutual fund advised by AIM with
the management of AIM V.I. Core Equity       credentials and experience of the             investment strategies comparable to
Fund (the "Fund") and, as required by        officers and employees of AIM who will        those of the Fund; and (ii) was higher
law, determines annually whether to          provide investment advisory services to       than the sub-advisory fee rates for an
approve the continuance of the Fund's        the Fund. In reviewing the                    unaffiliated mutual fund for which an
advisory agreement with A I M Advisors,      qualifications of AIM to provide              AIM affiliate serves as sub-advisor,
Inc. ("AIM"). Based upon the                 investment advisory services, the Board       although the total management fees paid
recommendation of the Investments            reviewed the qualifications of AIM's          by such unaffiliated mutual fund were
Committee of the Board, which is             investment personnel and considered such      higher than the advisory fee rate for
comprised solely of independent              issues as AIM's portfolio and product         the Fund. The Board noted that AIM has
trustees, at a meeting held on June 30,      review process, various back office           agreed to waive advisory fees of the
2005, the Board, including all of the        support functions provided by AIM and         Fund and to limit the Fund's total
independent trustees, approved the           AIM's equity and fixed income trading         operating expenses, as discussed below.
continuance of the advisory agreement        operations. Based on the review of these      Based on this review, the Board
(the "Advisory Agreement") between the       and other factors, the Board concluded        concluded that the advisory fee rate for
Fund and AIM for another year, effective     that the quality of services to be            the Fund under the Advisory Agreement
July 1, 2005.                                provided by AIM was appropriate and that      was fair and reasonable.
                                             AIM currently is providing satisfactory
     The Board considered the factors        services in accordance with the terms of      o Fees relative to those of comparable
discussed below in evaluating the            the Advisory Agreement.                       funds with other advisors. The Board
fairness and reasonableness of the                                                         reviewed the advisory fee rate for the
Advisory Agreement at the meeting on                                                       Fund under the Advisory Agreement. The
June 30, 2005 and as part of the Board's     o The performance of the Fund relative        Board compared effective contractual
ongoing oversight of the Fund. In their      to comparable funds. The Board reviewed       advisory fee rates at a common asset
deliberations, the Board and the             the performance of the Fund during the        level and noted that the Fund's rate was
independent trustees did not identify        past one, three and five calendar years       above the median rate of the funds
any particular factor that was               against the performance of funds advised      advised by other advisors with
controlling, and each trustee attributed     by other advisors with investment             investment strategies comparable to
different weights to the various             strategies comparable to those of the         those of the Fund that the Board
factors.                                     Fund. The Board noted that the Fund's         reviewed. The Board noted that AIM has
                                             performance was below the median              agreed to waive advisory fees of the
     One of the responsibilities of the      performance of such comparable funds for      Fund and to limit the Fund's total
Senior Officer of the Fund, who is           the one and five year periods and above       operating expenses, as discussed below.
independent of AIM and AIM's affiliates,     such median performance for the three         Based on this review, the Board
is to manage the process by which the        year period. Based on this review, the        concluded that the advisory fee rate for
Fund's proposed management fees are          Board concluded that no changes should        the Fund under the Advisory Agreement
negotiated to ensure that they are           be made to the Fund and that it was not       was fair and reasonable.
negotiated in a manner which is at arm's     necessary to change the Fund's portfolio
length and reasonable. To that end, the      management team at this time.
Senior Officer must either supervise a                                                     o Expense limitations and fee waivers.
competitive bidding process or prepare                                                     The Board noted that AIM has
an independent written evaluation. The       o The performance of the Fund relative        contractually agreed to waive advisory
Senior Officer has recommended an            to indices. The Board reviewed the            fees of the Fund through June 30, 2006
independent written evaluation in lieu       performance of the Fund during the past       to the extent necessary so that the
of a competitive bidding process and,        one, three and five calendar years            advisory fees payable by the Fund do not
upon the direction of the Board, has         against the performance of the Lipper         exceed a specified maximum advisory fee
prepared such an independent written         Large-Cap Core Fund Index. The Board          rate, which maximum rate includes
evaluation. Such written evaluation also     noted that the Fund's performance was         breakpoints and is based on net asset
considered certain of the factors            comparable to the performance of such         levels. The Board considered the
discussed below. In addition, as             Index for the one year period, above          contractual nature of this fee waiver
discussed below, the Senior Officer made     such Index for the three year period,         and noted that it remains in effect
certain recommendations to the Board in      and below such Index for the five year        until June 30, 2006. The Board noted
connection with such written evaluation.     period. Based on this review, the Board       that AIM has contractually agreed to
                                             concluded that no changes should be made      waive fees and/or limit expenses of the
     The discussion below serves as a        to the Fund and that it was not               Fund through April 30, 2006 in an amount
summary of the Senior Officer's              necessary to change the Fund's portfolio      necessary to limit total annual
independent written evaluation and           management team at this time.                 operating expenses to a specified
recommendations to the Board in                                                            percentage of average daily net assets
connection therewith, as well as a                                                         for each class of the Fund. The Board
discussion of the material factors and       o Meeting with the Fund's portfolio           considered the contractual nature of
the conclusions with respect thereto         managers and investment personnel. With       this fee waiver/expense limitation and
that formed the basis for the Board's        respect to the Fund, the Board is             noted that it remains in effect through
approval of the Advisory Agreement.          meeting periodically with such Fund's         April 30, 2006. The Board considered the
After consideration of all of the            portfolio managers and/or other               effect these fee waivers/expense
factors below and based on its informed      investment personnel and believes that        limitations would have on the Fund's
business judgment, the Board determined      such individuals are competent and able       estimated expenses and concluded that
that the Advisory Agreement is in the        to continue to carry out their                the levels of fee waivers/expense
best interests of the Fund and its           responsibilities under the Advisory           limitations for the Fund were fair and
shareholders and that the compensation       Agreement.                                    reasonable.
to AIM under the Advisory Agreement is
fair and reasonable and would have been
obtained through arm's length                o Overall performance of AIM. The Board       o Breakpoints and economies of scale.
negotiations.                                considered the overall performance of         The Board reviewed the structure of the
                                             AIM in providing investment advisory and      Fund's advisory fee under the Advisory
o The nature and extent of the advisory      portfolio administrative services to the      Agreement, noting that it includes one
services to be provided by AIM. The          Fund and concluded that such performance      breakpoint. The Board reviewed the level
Board reviewed the services to be            was satisfactory.                             of the Fund's advisory fees, and noted
provided by AIM under the Advisory                                                         that such fees, as a percentage of the
Agreement. Based on such review, the                                                       Fund's net assets, have decreased as net
Board concluded that the range of            o Fees relative to those of clients of        assets increased because the Advisory
services to be provided by AIM under the     AIM with comparable investment                Agreement includes a breakpoint. The
Advisory Agreement was appropriate and       strategies. The Board reviewed the            Board noted that AIM has
that AIM currently is providing services     advisory fee rate for the Fund under the
in accordance with the terms of the          Advisory Agreement. The Board noted that
Advisory Agreement.                          this rate (i) was

                                                                                                                         (continued)


AIM V.I.CORE EQUITY FUND


contractually agreed to waive advisory       o Profitability of AIM and its                o Other factors and current trends. In
fees of the Fund through June 30, 2006       affiliates. The Board reviewed                determining whether to continue the
to the extent necessary so that the          information concerning the profitability      Advisory Agreement for the Fund, the
advisory fees payable by the Fund do not     of AIM's (and its affiliates')                Board considered the fact that AIM,
exceed a specified maximum advisory fee      investment advisory and other activities      along with others in the mutual fund
rate, which maximum rate includes            and its financial condition. The Board        industry, is subject to regulatory
breakpoints and is based on net asset        considered the overall profitability of       inquiries and litigation related to a
levels. The Board concluded that the         AIM, as well as the profitability of AIM      wide range of issues. The Board also
Fund's fee levels under the Advisory         in connection with managing the Fund.         considered the governance and compliance
Agreement therefore reflect economies of     The Board noted that AIM's operations         reforms being undertaken by AIM and its
scale and that it was not necessary to       remain profitable, although increased         affiliates, including maintaining an
change the advisory fee breakpoints in       expenses in recent years have reduced         internal controls committee and
the Fund's advisory fee schedule.            AIM's profitability. Based on the review      retaining an independent compliance
                                             of the profitability of AIM's and its         consultant, and the fact that AIM has
o Investments in affiliated money market     affiliates' investment advisory and           undertaken to cause the Fund to operate
funds. The Board also took into account      other activities and its financial            in accordance with certain governance
the fact that uninvested cash and cash       condition, the Board concluded that the       policies and practices. The Board
collateral from securities lending           compensation to be paid by the Fund to        concluded that these actions indicated a
arrangements (collectively, "cash            AIM under its Advisory Agreement was not      good faith effort on the part of AIM to
balances") of the Fund may be invested       excessive.                                    adhere to the highest ethical standards,
in money market funds advised by AIM                                                       and determined that the current
pursuant to the terms of an SEC              o Benefits of soft dollars to AIM. The        regulatory and litigation environment to
exemptive order. The Board found that        Board considered the benefits realized        which AIM is subject should not prevent
the Fund may realize certain benefits        by AIM as a result of brokerage               the Board from continuing the Advisory
upon investing cash balances in AIM          transactions executed through "soft           Agreement for the Fund.
advised money market funds, including a      dollar" arrangements. Under these
higher net return, increased liquidity,      arrangements, brokerage commissions paid
increased diversification or decreased       by the Fund and/or other funds advised
transaction costs. The Board also found      by AIM are used to pay for research and
that the Fund will not receive reduced       execution services. This research is
services if it invests its cash balances     used by AIM in making investment
in such money market funds. The Board        decisions for the Fund. The Board
noted that, to the extent the Fund           concluded that such arrangements were
invests in affiliated money market           appropriate.
funds, AIM has voluntarily agreed to
waive a portion of the advisory fees it      o AIM's financial soundness in light of
receives from the Fund attributable to       the Fund's needs. The Board considered
such investment. The Board further           whether AIM is financially sound and has
determined that the proposed securities      the resources necessary to perform its
lending program and related procedures       obligations under the Advisory
with respect to the lending Fund is in       Agreement, and concluded that AIM has
the best interests of the lending Fund       the financial resources necessary to
and its respective shareholders. The         fulfill its obligations under the
Board therefore concluded that the           Advisory Agreement.
investment of cash collateral received
in connection with the securities            o Historical relationship between the
lending program in the money market          Fund and AIM. In determining whether to
funds according to the procedures is in      continue the Advisory Agreement for the
the best interests of the lending Fund       Fund, the Board also considered the
and its respective shareholders.             prior relationship between AIM and the
                                             Fund, as well as the Board's knowledge
o Independent written evaluation and         of AIM's operations, and concluded that
recommendations of the Fund's Senior         it was beneficial to maintain the
Officer. The Board noted that, upon          current relationship, in part, because
their direction, the Senior Officer of       of such knowledge. The Board also
the Fund had prepared an independent         reviewed the general nature of the
written evaluation in order to assist        non-investment advisory services
the Board in determining the                 currently performed by AIM and its
reasonableness of the proposed               affiliates, such as administrative,
management fees of the AIM Funds,            transfer agency and distribution
including the Fund. The Board noted that     services, and the fees received by AIM
the Senior Officer's written evaluation      and its affiliates for performing such
had been relied upon by the Board in         services. In addition to reviewing such
this regard in lieu of a competitive         services, the trustees also considered
bidding process. In determining whether      the organizational structure employed by
to continue the Advisory Agreement for       AIM and its affiliates to provide those
the Fund, the Board considered the           services. Based on the review of these
Senior Officer's written evaluation and      and other factors, the Board concluded
the recommendation made by the Senior        that AIM and its affiliates were
Officer to the Board that the Board          qualified to continue to provide
consider implementing a process to           non-investment advisory services to the
assist them in more closely monitoring       Fund, including administrative, transfer
the performance of the AIM Funds. The        agency and distribution services, and
Board concluded that it would be             that AIM and its affiliates currently
advisable to implement such a process as     are providing satisfactory
soon as reasonably practicable.              non-investment advisory services.

SCHEDULE OF INVESTMENTS

June 30, 2005
(Unaudited)


                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
DOMESTIC COMMON STOCKS-73.55%

AEROSPACE & DEFENSE-1.01%

Northrop Grumman Corp.                            245,300   $   13,552,825
==========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.37%

Bank of New York Co., Inc. (The)                  640,100       18,422,078
==========================================================================

BIOTECHNOLOGY-1.01%

Amgen Inc.(a)                                     226,000       13,663,960
==========================================================================

COMMUNICATIONS EQUIPMENT-1.00%

Cisco Systems, Inc.(a)                            705,000       13,472,550
==========================================================================

COMPUTER HARDWARE-1.83%

International Business Machines Corp.             332,000       24,634,400
==========================================================================

COMPUTER STORAGE & PERIPHERALS-1.67%

Lexmark International, Inc.-Class A(a)            346,500       22,463,595
==========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-1.19%

First Data Corp.                                  351,500       14,109,210
--------------------------------------------------------------------------
Sabre Holdings Corp.-Class A                       93,800        1,871,310
==========================================================================
                                                                15,980,520
==========================================================================

DEPARTMENT STORES-1.01%

Kohl's Corp.(a)                                   242,900       13,580,539
==========================================================================

DIVERSIFIED BANKS-1.45%

Bank of America Corp.                             426,800       19,466,348
==========================================================================

ELECTRIC UTILITIES-1.05%

FPL Group, Inc.                                   336,300       14,144,778
==========================================================================

ENVIRONMENTAL & FACILITIES SERVICES-2.17%

Waste Management, Inc.                          1,029,600       29,178,864
==========================================================================

FOOD RETAIL-2.16%

Kroger Co. (The)(a)                             1,531,500       29,144,445
==========================================================================

HOUSEHOLD PRODUCTS-1.22%

Kimberly-Clark Corp.                              263,200       16,473,688
==========================================================================

INDUSTRIAL CONGLOMERATES-0.99%

General Electric Co.                              383,200       13,277,880
==========================================================================

INDUSTRIAL MACHINERY-1.85%

Dover Corp.                                       685,300       24,931,214
==========================================================================

INTEGRATED OIL & GAS-3.91%

Amerada Hess Corp.                                125,000       13,313,750
--------------------------------------------------------------------------
Exxon Mobil Corp.                                 318,300       18,292,701
--------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

INTEGRATED OIL & GAS-(CONTINUED)

Murphy Oil Corp.                                  403,600   $   21,080,028
==========================================================================
                                                                52,686,479
==========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.88%

SBC Communications Inc.                         1,068,000       25,365,000
==========================================================================

INVESTMENT BANKING & BROKERAGE-1.38%

Morgan Stanley                                    354,100       18,579,627
==========================================================================

MOVIES & ENTERTAINMENT-1.07%

News Corp.-Class A                                893,000       14,448,740
==========================================================================

MULTI-LINE INSURANCE-1.07%

American International Group, Inc.                248,000       14,408,800
==========================================================================

MULTI-UTILITIES-1.24%

Dominion Resources, Inc.                          228,300       16,754,937
==========================================================================

OFFICE ELECTRONICS-1.87%

Xerox Corp.(a)                                  1,827,600       25,202,604
==========================================================================

OIL & GAS EQUIPMENT & SERVICES-4.78%

Baker Hughes Inc.                                 330,100       16,887,916
--------------------------------------------------------------------------
BJ Services Co.                                   529,500       27,788,160
--------------------------------------------------------------------------
Smith International, Inc.                         308,100       19,625,970
==========================================================================
                                                                64,302,046
==========================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.12%

Apache Corp.                                      232,800       15,038,880
==========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.18%

Citigroup Inc.                                    343,800       15,893,874
==========================================================================

PACKAGED FOODS & MEATS-4.32%

Campbell Soup Co.                                 443,000       13,631,110
--------------------------------------------------------------------------
General Mills, Inc.                               542,900       25,402,291
--------------------------------------------------------------------------
Kraft Foods Inc.-Class A                          600,400       19,098,724
==========================================================================
                                                                58,132,125
==========================================================================

PAPER PRODUCTS-1.32%

Georgia-Pacific Corp.                             557,800       17,738,040
==========================================================================

PHARMACEUTICALS-7.11%

Bristol-Myers Squibb Co.                          839,000       20,958,220
--------------------------------------------------------------------------
Forest Laboratories, Inc.(a)                      462,400       17,964,240
--------------------------------------------------------------------------
Merck & Co. Inc.                                1,241,800       38,247,440
--------------------------------------------------------------------------

                           AIM V.I. CORE EQUITY FUND


                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
PHARMACEUTICALS-(CONTINUED)

Wyeth                                             418,000   $   18,601,000
==========================================================================
                                                                95,770,900
==========================================================================

PROPERTY & CASUALTY INSURANCE-4.87%

Berkshire Hathaway Inc.-Class A(a)                    375       31,312,500
--------------------------------------------------------------------------
Chubb Corp. (The)                                 204,200       17,481,562
--------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)               424,988       16,799,776
==========================================================================
                                                                65,593,838
==========================================================================

PUBLISHING-3.02%

Gannett Co., Inc.                                 343,500       24,433,155
--------------------------------------------------------------------------
Tribune Co.                                       461,800       16,246,124
==========================================================================
                                                                40,679,279
==========================================================================

RAILROADS-1.00%

Union Pacific Corp.                               207,700       13,458,960
==========================================================================

REGIONAL BANKS-1.01%

Fifth Third Bancorp                               329,400       13,574,574
==========================================================================

SEMICONDUCTORS-4.36%

Analog Devices, Inc.                              385,400       14,379,274
--------------------------------------------------------------------------
Intel Corp.                                       688,500       17,942,310
--------------------------------------------------------------------------
National Semiconductor Corp.                      656,200       14,456,086
--------------------------------------------------------------------------
Xilinx, Inc.                                      469,500       11,972,250
==========================================================================
                                                                58,749,920
==========================================================================

SOFT DRINKS-1.49%

Coca-Cola Co. (The)                               479,200       20,006,600
==========================================================================

SYSTEMS SOFTWARE-4.57%

Computer Associates International, Inc.           716,311       19,684,226
--------------------------------------------------------------------------
Microsoft Corp.                                 1,686,700       41,897,628
==========================================================================
                                                                61,581,854
==========================================================================
    Total Domestic Common Stocks (Cost
      $914,768,414)                                            990,354,761
--------------------------------------------------------------------------

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-19.09%

BERMUDA-4.84%

Accenture Ltd.-Class A (IT Consulting & Other
  Services)(a)                                    958,600       21,731,462
--------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

BERMUDA-(CONTINUED)

Nabors Industries, Ltd. (Oil & Gas
  Drilling)(a)                                    262,200   $   15,894,564
--------------------------------------------------------------------------
Tyco International Ltd. (Industrial
  Conglomerates)                                  942,800       27,529,760
==========================================================================
                                                                65,155,786
==========================================================================

CAYMAN ISLANDS-1.04%

ACE Ltd. (Property & Casualty Insurance)          312,900       14,033,565
==========================================================================

FINLAND-1.22%

Nokia Oyj-ADR (Communications Equipment)          987,300       16,428,672
==========================================================================

FRANCE-1.92%

TOTAL S.A. (Integrated Oil & Gas)(b)              110,500       25,857,609
==========================================================================

ISRAEL-1.82%

Teva Pharmaceutical Industries Ltd.-ADR
  (Pharmaceuticals)                               785,200       24,451,128
==========================================================================

NETHERLANDS-4.54%

Heineken N.V. (Brewers)(b)                        691,249       21,326,229
--------------------------------------------------------------------------
Koninklijke (Royal) Philips Electronics N.V.
  (Consumer Electronics)(b)                       961,100       24,209,362
--------------------------------------------------------------------------
Unilever N.V. (Packaged Foods & Meats)(b)         240,000       15,544,091
==========================================================================
                                                                61,079,682
==========================================================================

UNITED KINGDOM-3.71%

BP PLC-ADR (Integrated Oil & Gas)                 231,050       14,412,899
--------------------------------------------------------------------------
GlaxoSmithKline PLC-ADR (Pharmaceuticals)         733,800       35,596,638
==========================================================================
                                                                50,009,537
==========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $222,907,044)                            257,015,979
==========================================================================

MONEY MARKET FUNDS-6.68%

Liquid Assets Portfolio-Institutional
  Class(c)                                     45,021,608       45,021,608
--------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(c)    45,021,608       45,021,608
==========================================================================
    Total Money Market Funds (Cost
      $90,043,216)                                              90,043,216
==========================================================================
TOTAL INVESTMENTS-99.32% (Cost
  $1,227,718,674)                                            1,337,413,956
==========================================================================
OTHER ASSETS LESS LIABILITIES-0.68%                              9,096,097
==========================================================================
NET ASSETS-100.00%                                          $1,346,510,053
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at June 30, 2005 was $86,937,291, which represented 6.50% of the Fund's Total Investments. See Note 1A.
(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying notes which are an integral part of the financial statements.
                           AIM V.I. CORE EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005
(Unaudited)

ASSETS:

Investments, at market value (cost
  $1,137,675,458)                              $1,247,370,740
-------------------------------------------------------------
Investments in affiliated money market funds
  (cost $90,043,216)                               90,043,216
=============================================================
    Total investments (cost $1,227,718,674)     1,337,413,956
=============================================================
Foreign currencies, at market value (cost
  $20,107)                                             20,077
-------------------------------------------------------------
Receivables for:
  Investments sold                                  9,522,034
-------------------------------------------------------------
  Fund shares sold                                     62,016
-------------------------------------------------------------
  Investments matured (Note 9)                      1,135,900
-------------------------------------------------------------
  Dividends                                         2,649,691
-------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                 89,657
-------------------------------------------------------------
Other assets                                            7,244
=============================================================
    Total assets                                1,350,900,575
_____________________________________________________________
=============================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                            2,407,693
-------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                  168,126
-------------------------------------------------------------
Accrued administrative services fees                1,749,920
-------------------------------------------------------------
Accrued distribution fees-Series II                     2,424
-------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                                256
-------------------------------------------------------------
Accrued transfer agent fees                             2,026
-------------------------------------------------------------
Accrued operating expenses                             60,077
=============================================================
    Total liabilities                               4,390,522
=============================================================
Net assets applicable to shares outstanding    $1,346,510,053
_____________________________________________________________
=============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $1,467,184,329
-------------------------------------------------------------
Undistributed net investment income                20,124,002
-------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                     (250,481,208)
-------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies               109,682,930
=============================================================
                                               $1,346,510,053
_____________________________________________________________
=============================================================

NET ASSETS:

Series I                                       $1,342,659,848
_____________________________________________________________
=============================================================
Series II                                      $    3,850,205
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Series I                                           59,986,131
_____________________________________________________________
=============================================================
Series II                                             173,119
_____________________________________________________________
=============================================================
Series I:
  Net asset value per share                    $        22.38
_____________________________________________________________
=============================================================
Series II:
  Net asset value per share                    $        22.24
_____________________________________________________________
=============================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 2005
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $282,784)                                      $ 13,104,947
-------------------------------------------------------------
Dividends from affiliated money market funds
  (includes securities lending income of
  $54,933 after compensation to counterparties
  of $91,005)                                       1,627,704
=============================================================
    Total investment income                        14,732,651
=============================================================

EXPENSES:

Advisory fees                                       4,271,477
-------------------------------------------------------------
Administrative services fees                        1,833,503
-------------------------------------------------------------
Custodian fees                                         46,537
-------------------------------------------------------------
Distribution fees-Series II                             4,925
-------------------------------------------------------------
Transfer agent fees                                    16,511
-------------------------------------------------------------
Trustees' and officer's fees and benefits              26,367
-------------------------------------------------------------
Other                                                  17,144
=============================================================
    Total expenses                                  6,216,464
=============================================================
Less: Fees waived                                     (17,009)
=============================================================
    Net expenses                                    6,199,455
=============================================================
Net investment income                               8,533,196
=============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN CURRENCIES:

Net realized gain from:
  Investment securities (includes gains from
    securities sold to affiliates of $253,992)     61,551,575
-------------------------------------------------------------
  Foreign currencies                                   98,380
=============================================================
                                                   61,649,955
=============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                           (84,266,361)
-------------------------------------------------------------
  Foreign currencies                                  (12,352)
=============================================================
                                                  (84,278,713)
=============================================================
Net gain (loss) from investment securities and
  foreign currencies                              (22,628,758)
=============================================================
Net increase (decrease) in net assets resulting
  from operations                                $(14,095,562)
_____________________________________________________________
=============================================================

See accompanying notes which are an integral part of the financial statements.
                           AIM V.I. CORE EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2005 and the year ended December 31, 2004 (Unaudited)

                                                                 JUNE 30,        DECEMBER 31,
                                                                   2005              2004
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $    8,533,196    $   18,752,512
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                    61,649,955        97,933,629
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                 (84,278,713)       10,319,904
==============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                  (14,095,562)      127,006,045
==============================================================================================
Distributions to shareholders from net investment income:
  Series I                                                                --       (14,182,082)
----------------------------------------------------------------------------------------------
  Series II                                                               --           (32,455)
==============================================================================================
    Decrease in net assets resulting from distributions                   --       (14,214,537)
==============================================================================================
Share transactions-net:
  Series I                                                      (130,753,144)     (180,502,395)
----------------------------------------------------------------------------------------------
  Series II                                                         (277,112)           63,621
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (131,030,256)     (180,438,774)
==============================================================================================
    Net increase (decrease) in net assets                       (145,125,818)      (67,647,266)
______________________________________________________________________________________________
==============================================================================================

NET ASSETS:

Beginning of period                                            1,491,635,871     1,559,283,137
==============================================================================================
End of period (including undistributed net investment income
  of $20,124,002 and $11,590,806, respectively)               $1,346,510,053    $1,491,635,871
______________________________________________________________________________________________
==============================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Core Equity Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty-eight separate portfolios. The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products"). Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is growth of capital. Companies are listed in the Schedule of Investments based on the country in which they are organized.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of

                           AIM V.I. CORE EQUITY FUND
     prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.
B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.
D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
F. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

                           AIM V.I. CORE EQUITY FUND

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                            0.65%
-------------------------------------------------------------------
Over $250 million                                             0.60%
___________________________________________________________________
===================================================================


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets, through April 30, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. AIM did not waive fees and/or reimburse expenses during the period under this expense limitation.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended June 30, 2005, AIM waived fees of $17,009.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2005, AMVESCAP's expense reimbursement was less than $100.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2005, AIM was paid $166,323 for accounting and fund administrative services and reimbursed $1,667,180 for services provided by insurance companies.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. For the six months ended June 30, 2005, the Fund paid AISI $16,511.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. Pursuant to the Plan, for the six months ended June 30, 2005, the Series II shares paid $4,925.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

                           AIM V.I. CORE EQUITY FUND

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the SEC, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         UNREALIZED
                      MARKET VALUE      PURCHASES        PROCEEDS       APPRECIATION    MARKET VALUE    DIVIDEND      REALIZED
FUND                    12/31/04         AT COST        FROM SALES     (DEPRECIATION)     06/30/05       INCOME      GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class               $ 66,319,755    $ 94,354,073    $(115,652,220)       $  --        $45,021,608    $  781,749       $  --
--------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class                 66,319,755      94,354,073     (115,652,220)          --         45,021,608       791,022          --
================================================================================================================================
  Subtotal            $132,639,510    $188,708,146    $(231,304,440)       $  --        $90,043,216    $1,572,771       $  --
________________________________________________________________________________________________________________________________
================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         UNREALIZED
                      MARKET VALUE      PURCHASES        PROCEEDS       APPRECIATION    MARKET VALUE    DIVIDEND       REALIZED
FUND                    12/31/04         AT COST        FROM SALES     (DEPRECIATION)     06/30/05       INCOME*     GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class               $  4,769,488    $ 54,918,795    $ (59,688,283)       $  --        $        --    $   54,933       $  --
=================================================================================================================================
  Total               $137,408,998    $243,626,941    $(290,992,723)       $  --        $90,043,216    $1,627,704       $  --
_________________________________________________________________________________________________________________________________
=================================================================================================================================

* Net of compensation to counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, during the six months ended June 30, 2005, the Fund engaged in securities purchases of $12,632,772 and sales of $3,443,325, which resulted in net realized gains of $253,992.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee of the Fund who is not an "interested person" of the AIM Funds. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    In addition to the above, "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to the Senior Officer of the AIM Funds.

    During the six months ended June 30, 2005, the Fund paid legal fees of $4,719 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.
                           AIM V.I. CORE EQUITY FUND

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At June 30, 2005, there were no securities were on loan to brokers. For the six months ended June 30, 2005, the Fund received dividends on cash collateral of $54,933 for securities lending transactions, which are net of compensation to counterparties.

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of December 31, 2004 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
December 31, 2009                                               $275,037,399
-----------------------------------------------------------------------------
December 31, 2011                                                 21,217,853
=============================================================================
Total capital loss carryforward                                 $296,255,252
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2005 was $348,466,291 and $438,754,053, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

    Receivable for investments matured represents the estimated proceeds to the Fund by Candescent Technologies Corp., which is in default with respect to the principal payments on $18,500,000 par value, Senior Unsecured Guaranteed Subordinated Debentures, 8.00%, which was due May 1, 2003. This estimate was determined in accordance with the fair valuation procedures authorized by the Board of Trustees.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $126,090,136
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (38,715,058)
==============================================================================
Net unrealized appreciation of investment securities             $ 87,375,078
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $1,250,038,878.

                           AIM V.I. CORE EQUITY FUND

NOTE 10--SHARE INFORMATION

                                            CHANGES IN SHARES OUTSTANDING(a)
-------------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED                  YEAR ENDED
                                                                     JUNE 30, 2005                 DECEMBER 31, 2004
                                                              ----------------------------    ---------------------------
                                                                SHARES          AMOUNT          SHARES         AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                      5,623,447    $ 124,373,147       706,992    $  15,076,577
-------------------------------------------------------------------------------------------------------------------------
  Series II                                                        35,893          793,070        46,375          984,768
=========================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                             --               --       633,129       14,182,082
-------------------------------------------------------------------------------------------------------------------------
  Series II                                                            --               --         1,456           32,454
=========================================================================================================================
Reacquired:
  Series I                                                    (11,467,983)    (255,126,291)   (9,797,694)    (209,761,054)
-------------------------------------------------------------------------------------------------------------------------
  Series II                                                       (48,430)      (1,070,182)      (44,856)        (953,601)
=========================================================================================================================
                                                               (5,857,073)   $(131,030,256)   (8,454,598)   $(180,438,774)
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) There are four entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 79% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                   SERIES I
                                              -----------------------------------------------------------------------------------
                                              SIX MONTHS
                                                ENDED                               YEAR ENDED DECEMBER 31,
                                               JUNE 30,        ------------------------------------------------------------------
                                                 2005             2004          2003          2002          2001          2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $   22.60        $    20.94    $    16.99    $    20.20    $    26.19    $    31.59
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                          0.13(a)             0.30(b)       0.17(a)       0.12(a)       0.03(c)       0.01(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                      (0.35)             1.58          3.97         (3.27)        (6.01)        (4.56)
=================================================================================================================================
    Total from investment operations              (0.22)             1.88          4.14         (3.15)        (5.98)        (4.55)
=================================================================================================================================
Less distributions:
  Dividends from net investment income               --             (0.22)        (0.19)        (0.06)        (0.01)        (0.04)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains              --                --            --            --            --         (0.81)
=================================================================================================================================
    Total distributions                              --             (0.22)        (0.19)        (0.06)        (0.01)        (0.85)
=================================================================================================================================
Net asset value, end of period                $   22.38        $    22.60    $    20.94    $    16.99    $    20.20    $    26.19
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(d)                                   (0.97)%            8.97%        24.42%       (15.58)%      (22.83)%      (14.56)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)      $1,342,660       $1,487,462    $1,555,475    $1,385,050    $1,916,875    $2,514,262
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:           0.89%(e)          0.91%         0.81%(f)       0.78%        0.82%         0.84%
=================================================================================================================================
Ratio of net investment income to average
  net assets                                       1.22%(e)          1.25%(b)       0.91%        0.67%         0.12%(c)       0.04%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(g)                           27%               52%           31%          113%           73%           75%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.23 and 0.92%, respectively.
(c) As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been remained unchanged and the ratio of net investment income to average net assets would have been 0.13%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(d) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(e) Ratios are annualized and based on average daily net assets of $1,410,819,475.
(f) After fee waivers and/or expense reimbursements. Ratio of expense to average net assets prior to fee waivers and/or expense reimbursements was 0.82%.
(g)  Not annualized for periods less than one year.

                           AIM V.I. CORE EQUITY FUND

                                                                                          SERIES II
                                                              ------------------------------------------------------------------
                                                                                                                OCTOBER 24, 2001
                                                              SIX MONTHS                                          (DATE SALES
                                                                ENDED             YEAR ENDED DECEMBER 31,        COMMENCED) TO
                                                               JUNE 30,        -----------------------------      DECEMBER 31,
                                                                 2005            2004        2003      2002           2001
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  22.48        $   20.85    $16.94    $20.19        $  18.97
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     0.11(a)          0.21(b)   0.12(a)   0.07(a)        (0.00)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (0.35)            1.60      3.96     (3.26)           1.23
================================================================================================================================
    Total from investment operations                              (0.24)            1.81      4.08     (3.19)           1.23
================================================================================================================================
Less dividends from net investment income                            --            (0.18)    (0.17)    (0.06)          (0.01)
================================================================================================================================
Net asset value, end of period                                 $  22.24        $   22.48    $20.85    $16.94        $  20.19
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(c)                                                   (1.07)%           8.67%    24.15%   (15.79)%          6.49%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $  3,850        $   4,173    $3,808    $1,949        $    400
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:                           1.14%(d)         1.16%     1.06%(e)   1.03%          1.03%(f)
================================================================================================================================
Ratio of net investment income (loss) to average net assets        0.97%(d)         1.00%(b)   0.66%    0.42%          (0.10)(f)
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate(g)                                           27%              52%       31%      113%             73%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.14 and 0.67%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(d) Ratios are annualized and based on average daily net assets of $3,972,462.
(e) After fee waivers and/or expense reimbursements. Ratio of expense to average net assets prior to fee waivers and/or expense reimbursements was 1.07%.
(f)  Annualized.
(g)  Not annualized for periods less than one year.

NOTE 12--CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS

On December 1, 2004, the Audit Committee (the "Audit Committee") of the Board of Trustees (the "Board") of the Trust appointed PricewaterhouseCoopers LLP ("PWC") as the independent registered public accounting firm of the Fund for the fiscal year ending December 31, 2005. Such appointment was ratified and approved by the Independent Trustees of the Board. Tait, Weller & Baker ("TAIT") was the Fund's independent registered public accounting firm for the prior reporting period. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds with December 31 year ends. On May 5, 2005, the Trust obtained a formal resignation from TAIT as the independent registered public accounting firm of the Fund.

  TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction would have caused TAIT to make reference to that matter in connection with such reports.

NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) is being created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI agreed to create a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related

                           AIM V.I. CORE EQUITY FUND
activity in funds advised by AIM. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

  - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

                           AIM V.I. CORE EQUITY FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
                                  President                                     Suite 100
Frank S. Bayley                                                                 Houston, TX 77046-1173
                                  Mark H. Williamson
James T. Bunch                    Executive Vice President                      INVESTMENT ADVISOR
                                                                                A I M Advisors, Inc.
Bruce L. Crockett                 Lisa O. Brinkley                              11 Greenway Plaza
Chair                             Senior Vice President and Chief Compliance    Suite 100
                                  Officer                                       Houston, TX 77046-1173
Albert R. Dowden
                                  Russell C. Burk                               TRANSFER AGENT
Edward K. Dunn Jr.                Senior Vice President (Senior Officer)        AIM Investment Services, Inc.
                                                                                P.O. Box 4739
Jack M. Fields                    Kevin M. Carome                               Houston, TX 77210-4739
                                  Senior Vice President, Secretary and Chief
Carl Frischling                   Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
Robert H. Graham                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President and Treasurer                  Boston, MA 02110-2801
Gerald J. Lewis
                                  Robert G. Alley                               COUNSEL TO THE FUND
Prema Mathai-Davis                Vice President                                Foley & Lardner LLP
                                                                                3000 K N.W., Suite 500
Lewis F. Pennock                  J. Philip Ferguson                            Washington, D.C. 20007-5111
                                  Vice President
Ruth H. Quigley                                                                 COUNSEL TO THE INDEPENDENT TRUSTEES
                                  Mark D. Greenberg                             Kramer, Levin, Naftalis & Frankel LLP
Larry Soll                        Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
Mark H. Williamson                William R. Keithler
                                  Vice President                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                  Karen Dunn Kelley                             11 Greenway Plaza
                                  Vice President                                Suite 100
                                                                                Houston, TX 77046-1173

                           AIM V.I. CORE EQUITY FUND

                                                AIM V.I. DEMOGRAPHIC TRENDS FUND
                               Semiannual Report to Shareholders o June 30, 2005


  EFFECTIVE JULY 1, 2005, AFTER THE CLOSE OF THE REPORTING PERIOD, AIM V.I. DENT
           DEMOGRAPHIC TRENDS FUND WAS RENAMED AIM V.I. DEMOGRAPHIC TRENDS FUND.


                                       AIM V.I. DEMOGRAPHIC TRENDS FUND seeks to
                                            provide long-term growth of capital.


UNLESS OTHERWISE STATED, INFORMATION PRESENTED IN THIS REPORT IS AS OF JUNE 30, 2005, AND IS BASED ON TOTAL NET ASSETS.


================================================================================

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or 1-800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-7452 and 33-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-410-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2005, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS AND VARIABLE PRODUCT PROSPECTUS, WHICH CONTAIN MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ EACH CAREFULLY BEFORE INVESTING.


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                         --Registered Trademark--

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIM V.I. DEMOGRAPHIC TRENDS FUND

MANAGEMENT'S DISCUSSION                                                                   o information technology companies may
OF FUND PERFORMANCE                                                                       benefit because their products and
=======================================================================================   services facilitate advances and enhance
                                                                                          productivity throughout the economy
PERFORMANCE SUMMARY                          ==========================================
                                                                                             Quantitative analysis focuses on the
For the six months ended June 30, 2005,      FUND VS. INDEXES                             level, growth rate and sustainability of
AIM V.I. Demographic Trends Fund                                                          earnings, revenue and cash flow,
delivered slightly negative returns. But     TOTAL RETURNS, 12/31/04-6/30/05, EXCLUDING   ranking investment candidates on
in a difficult market, it held up better     VARIABLE PRODUCT ISSUER CHARGES. IF          absolute and relative attractiveness.
than the S&P 500 Index, which represents     VARIABLE PRODUCT ISSUER CHARGES WERE         Fundamental analysis seeks to define a
the performance of the broad U.S. stock      INCLUDED, RETURNS WOULD BE LOWER.            company's key drivers of success and
market, and its style-specific                                                            to assess their durability. We review
index, both of which were negative.          Series I Shares                    -0.18%    financial statements and earnings
                                                                                          reports, the company's structure, business
   We believe the Fund held up better        Series II Shares                   -0.36     model and management team, the competitive
than its indexes due to the strength of                                                   environment and market opportunities.
its health care holdings, which, as a        Standard & Poor's Composite Index
group, enjoyed significantly higher           of 500 Stocks (S&P 500 Index)                  We may reduce or eliminate exposure
returns than did health care holdings in      (Broad Market Index)              -0.81     to a stock when we see:
the Fund's broad market and
style-specific indexes. Indeed, the Fund's   Russell 3000 Growth Index                    o deterioration in business prospects
health care holdings performed so well        (Style-specific Index)            -1.88
that it allowed the Fund to overcome its                                                  o worsening competitive position
lack of exposure to energy and utilities     Lipper Multi-Cap Growth Fund Index
stocks, which led the market during the       (Peer Group Index)                -1.90     o slowing earnings growth

                                             SOURCE: LIPPER, INC.                         o overvaluation of the stock

                                             ========================================     o more attractive investment
                                                                                          opportunities
                                             reporting period. The Fund's broad market
                                             and style-specific indexes contained         MARKET CONDITIONS AND YOUR FUND
                                             energy and utilities stocks, while the
                                             Fund did not.                                The market rally that began in late 2004
                                                                                          faded during the early months of 2005.
=====================================================================================     During the first half of 2005, the
                                                                                          market lost ground and then gained
HOW WE INVEST                                will affect the following four market        ground, finally closing not far from
                                             sectors in which we invest the bulk of       where it began. The market's indecision
We believe changing demographics creates     Fund assets:                                 was the result of record-high energy
investment opportunities. Our investment                                                  prices and rising short-term interest
process combines quantitative and            o consumer discretionary businesses may      rates, among other factors. In contrast
fundamental analysis to uncover              benefit from the growth of disposable        with the stock market, U.S. gross
companies exhibiting long-term,              income as baby boomers pay off               domestic product, the broadest measure
sustainable earnings and cash flow           obligations such as children's college       of the nation's overall economic
growth that is not yet reflected in          tuition and home mortgages                   activity, expanded strongly throughout
investor expectations or equity                                                           the first half of 2005.
valuations.                                  o financial firms may benefit as baby
                                             boomers accumulate assets for their             Because the Fund invests primarily in
   AIM V.I. Demographic Trends Fund          retirement                                   four economic sectors, its performance
focuses on companies likely to benefit                                                    is dependent
from certain demographic trends. We          o health care businesses may benefit as
believe these trends                         baby boomers age and require greater
                                             health care services


========================================     ========================================     ========================================

PORTFOLIO COMPOSITION                        TOP 10 INDUSTRIES*                           TOP 10 EQUITY HOLDINGS*

By sector                                     1. Semiconductors                  7.0%      1. Dell Inc.                       3.6%

 1. Information Technology         35.4%      2. Internet Software & Services    5.4       2. Goldman Sachs Group, Inc. (The) 3.2

 2. Consumer Discretionary         20.7       3. Computer Hardware               5.2       3. Aetna Inc.                      3.1

 3. Health Care                    20.6       4. Pharmaceuticals                 5.2       4. Johnson & Johnson               2.7

 4. Financials                     10.9       5. Systems Software                5.1       5. Analog Devices, Inc.            2.5

 5. Consumer Staples                4.8       6. Communications Equipment        4.8       6. Alcon, Inc. (Switzerland)       2.3

 6. Industrials                     2.7       7. Investment Banking & Brokerage  4.4       7. Amdocs Ltd. (United Kingdom)    2.2

 7. Materials                       1.0       8. Health Care Equipment           4.1       8. Oracle Corp.                    2.2

    Money Market Funds                        9. Department Stores               3.9       9. National Semiconductor Corp.    2.2
    Plus Other Assets Less
    Liabilities                     3.9      10. Managed Health Care             3.1      10. Yahoo! Inc.                     2.1

                                                                                          TOTAL NET ASSETS         $131.1 MILLION

                                                                                          TOTAL NUMBER OF HOLDINGS*            67

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*Excluding money market fund holdings.

========================================     ========================================     ========================================

AIM V.I. DEMOGRAPHIC TRENDS FUND



on the performance of those sectors. For        Holdings that contributed to Fund         THE VIEWS AND OPINIONS EXPRESSED IN
the reporting period, only one of the        performance included GOOGLE and AETNA.       MANAGEMENT'S DISCUSSION OF FUND
sectors in which the Fund invests the                                                     PERFORMANCE ARE THOSE OF A I M ADVISORS,
bulk of its assets showed positive              Google maintains the world's largest      INC. THESE VIEWS AND OPINIONS ARE
returns.                                     online searchable index of Internet          SUBJECT TO CHANGE AT ANY TIME BASED ON
                                             sites, generating revenue through online     FACTORS SUCH AS MARKET AND ECONOMIC
========================================     advertising. Internet advertising            CONDITIONS. THESE VIEWS AND OPINIONS MAY
                                             currently accounts for just five per-        NOT BE RELIED UPON AS INVESTMENT ADVICE
CUMULATIVE TOTAL RETURNS                     cent of total ad spending in the U.S.,       OR RECOMMENDATIONS, OR AS AN OFFER FOR A
                                             but we believe that will expand              PARTICULAR SECURITY. THE INFORMATION IS
SELECTED S&P 500 INDEX SECTORS,              significantly as advertisers seek to         NOT A COMPLETE ANALYSIS OF EVERY ASPECT
12/31/04-6/30-05                             reach consumers who increasingly are not     OF ANY MARKET, COUNTRY, INDUSTRY,
                                             reachable by network television              SECURITY OR THE FUND. STATEMENTS OF FACT
Health Care                      3.51        commercials. Given its dominant market       ARE FROM SOURCES CONSIDERED RELIABLE,
                                             position, we continued to own Google at      BUT A I M ADVISORS, INC. MAKES NO
Financials                      -2.33        the close of the reporting period.           REPRESENTATION OR WARRANTY AS TO THEIR
                                                                                          COMPLETENESS OR ACCURACY. ALTHOUGH
Information Technology          -5.70           Aetna is one of the nation's largest      HISTORICAL PERFORMANCE IS NO GUARANTEE
                                             providers of health, dental, pharmacy,       OF FUTURE RESULTS, THESE INSIGHTS MAY
Consumer Discretionary          -6.63%       group life, disability and long-term         HELP YOU UNDERSTAND OUR INVESTMENT
                                             care benefits. Management completed a        MANAGEMENT PHILOSOPHY.
SOURCE: LIPPER, INC.                         multi-year turnaround of the company in
                                             2004, achieving growth in virtually all
========================================     geographic regions and product lines.                          LANNY H. SACHNOWITZ,
                                             Aetna's focus on cost containment helped                       senior portfolio
   The Fund's absolute performance was       increase earnings and operating margins,        [SACHNOWITZ    manager, is lead
hindered by its lack of exposure to          and the company's stock price                     PHOTO]       portfolio manager of
energy and utilities stocks. The four        appreciated. Given the company's strong                        AIM V.I. Demographic
sectors of the economy in which the Fund     earnings and cash flow growth, we                              Trends Fund. He joined
invests were affected by various trends.     continued to hold the stock.                 AIM in 1987 as a money market trader and
                                                                                          research analyst. In 1990, Mr.
o Health care stocks as a group                 Stocks that hindered Fund performance     Sachnowitz's trading responsibilities
performed relatively well in a generally     included EBAY.                               were expanded to include head of equity
weak market. Investors favored health                                                     trading. He was named to his current
care stocks, many of which paid                 eBay is the largest online                position in 1992. Mr. Sachnowitz
dividends and were viewed as trading at      marketplace for consumers and small          received a B.S. in finance from the
low valuations relative to the market as     businesses. Investors reacted negatively     University of Southern California and an
a whole. Health care services and            to the company's disappointing               M.B.A. from the University of Houston.
equipment stocks were the top performers     year-over-year U.S. earnings growth
in the sector, while biotechnology           figures, announced in January, which
stocks declined. Pharmaceutical stocks       caused the stock to decline for much of                        KIRK L. ANDERSON,
did well in the second quarter.              the reporting period. We believe                               portfolio manager, is
                                             investors overreacted to short-term             [ANDERSON      a portfolio manager of
o Financials stocks were hurt by rising      trends, and we believe eBay's long-term           PHOTO]       AIM V.I. Demographic
short-term interest rates, causing           prospects remain positive. We believe                          Trends Fund. He joined
lending, including mortgage refinancing,     eBay is an exceptionally well managed                          AIM in 1994 and
to slow somewhat. Also, lackluster stock     company that dominates its market, and       assumed his current position in 2003.
market performance contributed to            we continued to hold the stock at the        Mr. Anderson earned a B.A. in political
weakness in many banking and brokerage       close of the reporting period.               science from Texas A&M University and
stocks. We slightly decreased our                                                         M.S. in finance from the University of
holdings in the sector as we saw signs       IN CLOSING                                   Houston.
of deteriorating company-specific
fundamentals.                                Large-cap growth stocks seemed well
                                             positioned at the close of the reporting
o Information technology stocks as a         period. Reasonable valuations, a                               JAMES G. BIRDSALL,
group were weak during the reporting         moderately strong economy and                                  portfolio manager, is
period. While some of this weakness was      significant cash reserves on many                [BIRDSALL     a portfolio manager of
seasonal, much of it was due to the fact     companies' balance sheets caused us to             PHOTO]      AIM V.I. Demographic
that companies generally remained            remain positive about large-cap growth                         Trends Fund. He has
hesitant to commit to major information      stocks. We thank you for your continued                        been associated with
technology improvements until economic       investment in AIM V.I. Demographic           AIM Investments since 1995 and assumed
and industry trends became clearer. The      Trends Fund.                                 his current position in 1999. Mr.
percentage of Fund assets invested in                                                     Birdsall received his B.B.A. with a
this sector was essentially unchanged                                                     concentration in finance from Stephen F.
during the reporting period.                                                              Austin State University before earning
                                                                                          his M.B.A. with a concentration in
o Consumer discretionary stocks were                                                      finance and international business from
hurt by concerns that rising interest                                                     the University of St. Thomas.
rates and record-high energy prices
could crimp consumer spending. Concerns
that the economy might be slowing--which                                                  Assisted by the Large Cap Growth Team
were not borne out--were negative for
the sector. We slightly increased our
holdings in the sector based on company-                                                           [RIGHT ARROW GRAPHIC]
specific research.
                                                                                          FOR A DISCUSSION OF RISKS OF INVESTING
                                                                                          IN YOUR FUND, INDEXES USED IN THIS
                                                                                          REPORT AND YOUR FUND'S LONG-TERM
                                                                                          PERFORMANCE, PLEASE TURN THE PAGE.

AIM V.I. DEMOGRAPHIC TRENDS FUND


YOUR FUND'S LONG-TERM PERFORMANCE


========================================     Series I shares is December 29, 1999.        Funds, is currently offered through
AVERAGE ANNUAL TOTAL RETURNS                 The inception date of Series II shares       insurance companies issuing variable
                                             is November 7, 2001. The Series I and        products. You cannot purchase shares of
As of 6/30/05                                Series II shares invest in the same          the Fund directly. Performance figures
                                             portfolio of securities and will have        given represent the Fund and are not
SERIES I SHARES                              substantially similar performance,           intended to reflect actual variable
Inception (12/29/99)             -9.91%      except to the extent that expenses borne     product values. They do not reflect
5 Years                         -11.57       by each class differ.                        sales charges, expenses and fees
1 Year                            4.26                                                    assessed in connection with a variable
                                                The performance data quoted represent     product. Sales charges, expenses and
SERIES II SHARES                             past performance and cannot guarantee        fees, which are determined by the
Inception                       -10.13%      comparable future results; current           variable product issuers, will vary and
5 Years                         -11.79       performance may be lower or higher.          will lower the total return.
1 Year                            3.91       Please contact your variable product
                                             issuer or financial advisor for the most        Per NASD requirements, the most
========================================     recent month-end variable product            recent month-end performance data at the
                                             performance. Performance figures reflect     Fund level, excluding variable product
Returns since the inception date of          Fund expenses, reinvested distributions      charges, is available on this AIM
Series II shares are historical. All         and changes in net asset value.              automated information line,
other returns are the blended returns of     Investment return and principal value        866-702-4402. As mentioned above, for
the historical performance of Series II      will fluctuate so that you may have a        the most recent month-end performance
shares since their inception and the         gain or loss when you sell shares.           including variable product charges,
restated historical performance of                                                        please contact your variable product
Series I shares (for periods prior to           AIM V.I. Demographic Trends Fund, a       issuer or financial advisor.
inception of the Series II shares)           series portfolio of AIM Variable
adjusted to reflect the higher Rule          Insurance
12b-1 fees applicable to Series II
shares. The inception date of


PRINCIPAL RISKS OF INVESTING IN THE FUND        The unmanaged RUSSELL                     OTHER INFORMATION
                                             3000--Registered Trademark-- GROWTH
Investing in small and mid-size              INDEX is a subset of the RUSSELL             The returns shown in management's
companies involves risks not associated      3000--Registered Trademark-- INDEX, an       discussion of Fund performance are based
with investing in more established           index of common stocks that measures         on net asset values calculated for
companies, including business risk,          performance of the largest 3,000 U.S.        shareholder transactions. Generally
significant stock price fluctuations and     companies based on market                    accepted accounting principles require
illiquidity.                                 capitalization; the Growth subset            adjustments to be made to the net assets
                                             measures the performance of Russell 3000     of the Fund at period end for financial
   The Fund may invest up to 25% of its      companies with higher price/book ratios      reporting purposes, and as such, the net
assets in the securities of non-U.S.         and higher forecasted growth values.         asset values for shareholder
issuers. International investing                                                          transactions and the returns based on
presents certain risks not associated           The unmanaged Standard & Poor's           those net asset values may differ from
with investing solely in the United          Composite Index of 500 Stocks (the S&P       the net asset values and returns
States. These include risks relating to      500--Registered Trademark-- INDEX) is        reported in the Financial Highlights.
fluctuations in the value of the U.S.        an index of common stocks frequently         Additionally, the returns and net
dollar relative to the values of other       used as a general measure of U.S. stock      asset values shown throughout this
currencies, the custody arrangements         market performance.                          report are at the Fund level only and do
made for the Fund's foreign holdings,                                                     not include variable product issuer
differences in accounting, political            The Fund is not managed to track the      charges. If such charges were included,
risks and the lesser degree of public        performance of any particular index,         the total returns would be lower.
information required to be provided by       including the indexes defined here, and
non-U.S. companies.                          consequently, the performance of the            Industry classifications used in this
                                             Fund may deviate significantly from the      report are generally according to the
ABOUT INDEXES USED IN THIS REPORT            performance of the indexes.                  Global Industry Classification Standard,
                                                                                          which was developed by and is the
The unmanaged LIPPER MULTI-CAP GROWTH           A direct investment cannot be made in     exclusive property and a service mark of
FUND INDEX represents an average of the      an index. Unless otherwise indicated,        Morgan Stanley Capital International
performance of the 30 largest                index results include reinvested             Inc. and Standard & Poor's.
multi-capitalization growth funds            dividends, and they do not reflect sales
tracked by Lipper, Inc., an independent      charges. Performance of an index of
mutual fund performance monitor.             funds reflects fund expenses;
                                             performance of a market index does not.

AIM V.I. DEMOGRAPHIC TRENDS FUND


CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE                                      You may use the information in this             The hypothetical account values and
                                             table, together with the amount you          expenses may not be used to estimate the
As a shareholder of the Fund, you incur      invested, to estimate the expenses that      actual ending account balance or
ongoing costs, including management          you paid over the period. Simply divide      expenses you paid for the period. You
fees; distribution and/or service fees       your account value by $1,000 (for            may use this information to compare the
(12b-1); and other Fund expenses. This       example, an $8,600 account value divided     ongoing costs of investing in the Fund
example is intended to help you              by $1,000 = 8.6), then multiply the          and other funds. To do so, compare this
understand your ongoing costs (in            result by the number in the table under      5% hypothetical example with the 5%
dollars) of investing in the Fund and to     the heading entitled "Actual Expenses        hypothetical examples that appear in the
compare these costs with ongoing costs       Paid During Period" to estimate the          shareholder reports of the other funds.
of investing in other mutual funds. The      expenses you paid on your account during
example is based on an investment of         this period.                                    Please note that the expenses shown
$1,000 invested at the beginning of the                                                   in the table are meant to highlight your
period and held for the entire period        HYPOTHETICAL EXAMPLE FOR                     ongoing costs. Therefore, the
January 1, 2005, through June 30, 2005.      COMPARISON PURPOSES                          hypothetical information is useful in
                                                                                          comparing ongoing costs, and will not
   The actual and hypothetical expenses      The table below also provides                help you determine the relative total
in the examples below do not represent       information about hypothetical account       costs of owning different funds.
the effect of any fees or other expenses     values and hypothetical expenses based
assessed in connection with a variable       on the Fund's actual expense ratio and
product; if they did, the expenses shown     an assumed rate of return of 5% per year
would be higher while the ending account     before expenses, which is not the Fund's
values shown would be lower.                 actual return. The Fund's actual
                                             cumulative total returns at net asset
ACTUAL EXPENSES                              value after expenses for the six months
                                             ended June 30, 2005, appear in the table
The table below provides information         "Fund vs. Indexes" on the first page of
about actual account values and actual       management's discussion of Fund
expenses.                                    performance.

====================================================================================================================================

                                                      ACTUAL                                       HYPOTHETICAL
                                                                                       (5% ANNUAL RETURN BEFORE EXPENSES)

             BEGINNING ACCOUNT      ENDING ACCOUNT                EXPENSES        ENDING ACCOUNT                     EXPENSES
 SHARE              VALUE               VALUE                    PAID DURING          VALUE                        PAID DURING
 CLASS             (1/1/05)           (6/30/05)(1)               PERIOD(2,3)        (6/30/05)                      PERIOD(2,4)
Series I          $1,000.00             $998.20                    $5.15            $1,019.64                        $5.21
Series II          1,000.00              996.40                     6.39             1,018.40                         6.46


(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2005, through June 30,
    2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended June 30, 2005, appear in the table "Fund vs. Indexes" on the first page of management's discussion of Fund performance.

(2) Expenses are equal to the Fund's annualized expense ratio (1.04% and 1.29% for Series I and Series II shares, respectively)
    multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Effective on July 1, 2005, the advisor contractually agreed to limit operating expenses to 1.01% and 1.26% for Series I and Series II shares, respectively. The annualized expense ratios restated as if this agreement had been in effect throughout the entire most recent fiscal half year are 1.01% and 1.26% for Series I and Series II shares, respectively.

(3) The actual expenses paid restated as if the change discussed above had been in effect throughout the most recent fiscal half year are $5.00 and $6.24 for Series I and Series II shares, respectively.

(4) The hypothetical expenses paid restated as if the change discussed above had been in effect throughout the most recent fiscal half year are $5.06 and $6.31 for Series I and Series II shares, respectively.

====================================================================================================================================

AIM V.I. DEMOGRAPHIC TRENDS FUND


APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM Variable        providing services in accordance with        o Overall performance of AIM. The Board
Insurance Funds (the "Board") oversees       the terms of the Advisory Agreement.         considered the overall performance of
the management of AIM V.I. Demographic                                                    AIM in providing investment advisory and
Trends Fund (the "Fund") (formerly known     o The quality of services to be provided     portfolio administrative services to the
as "AIM V.I. Dent Demographic Trends         by AIM. The Board reviewed the               Fund and concluded that such performance
Fund") and, as required by law,              credentials and experience of the            was satisfactory.
determines annually whether to approve       officers and employees of AIM who will
the continuance of the Fund's advisory       provide investment advisory services to      o Fees relative to those of clients of
agreement with A I M Advisors, Inc.          the Fund. In reviewing the                   AIM with comparable investment
("AIM"). Based upon the recommendation       qualifications of AIM to provide             strategies. The Board reviewed the
of the Investments Committee of the          investment advisory services, the Board      advisory fee rate for the Fund under the
Board, which is comprised solely of          reviewed the qualifications of AIM's         Advisory Agreement. The Board noted that
independent trustees, at a meeting held      investment personnel and considered such     this rate (i) was the same as the
on June 30, 2005, the Board, including       issues as AIM's portfolio and product        advisory fee rates for a mutual fund
all of the independent trustees,             review process, various back office          advised by AIM with investment
approved the continuance of the advisory     support functions provided by AIM and        strategies comparable to those of the
agreement (the "Advisory Agreement")         AIM's equity and fixed income trading        Fund; and (ii) was higher than the sub-
between the Fund and AIM for another         operations. Based on the review of these     advisory fee rates for an unaffiliated
year, effective July 1, 2005.                and other factors, the Board concluded       mutual fund for which an AIM affiliate
                                             that the quality of services to be           serves as sub-advisor, although the
   The Board considered the factors          provided by AIM was appropriate and that     total management fees paid by such
discussed below in evaluating the            AIM currently is providing satisfactory      unaffiliated mutual fund were the same
fairness and reasonableness of the           services in accordance with the terms of     as the advisory fee rate for the Fund.
Advisory Agreement at the meeting on         the Advisory Agreement.                      The Board noted that AIM has agreed to
June 30, 2005 and as part of the Board's                                                  waive advisory fees of the Fund and to
ongoing oversight of the Fund. In their      o The performance of the Fund relative       limit the Fund's total operating
deliberations, the Board and the             to comparable funds. The Board reviewed      expenses, as discussed below. Based on
independent trustees did not identify        the performance of the Fund during the       this review, the Board concluded that
any particular factor that was               past one, three and five calendar years      the advisory fee rate for the Fund under
controlling, and each trustee attributed     against the performance of funds advised     the Advisory Agreement was fair and
different weights to the various             by other advisors with investment            reasonable.
factors.                                     strategies comparable to those of the
                                             Fund. The Board noted that the Fund's        o Fees relative to those of comparable
   One of the responsibilities of the        performance in such periods was below        funds with other advisors. The Board
Senior Officer of the Fund, who is           the median performance of such               reviewed the advisory fee rate for the
independent of AIM and AIM's affiliates,     comparable funds. The Board noted that       Fund under the Advisory Agreement. The
is to manage the process by which the        AIM has acknowledged that the Fund           Board compared effective contractual
Fund's proposed management fees are          continues to require a long-term             advisory fee rates at a common asset
negotiated to ensure that they are           solution to its under-performance, and       level and noted that the Fund's rate was
negotiated in a manner which is at arm's     that management is continuing to closely     above the median rate of the funds
length and reasonable. To that end, the      monitor the performance of the Fund and      advised by other advisors with
Senior Officer must either supervise a       analyze various possible long-term           investment strategies comparable to
competitive bidding process or prepare       solutions. Based on this review, the         those of the Fund that the Board
an independent written evaluation. The       Board concluded that no changes should       reviewed. The Board noted that AIM has
Senior Officer has recommended an            be made to the Fund and that it was not      agreed to waive advisory fees of the
independent written evaluation in lieu       necessary to change the Fund's portfolio     Fund and to limit the Fund's total
of a competitive bidding process and,        management team at this time.                operating expenses, as discussed below.
upon the direction of the Board, has                                                      Based on this review, the Board
prepared such an independent written         o The performance of the Fund relative       concluded that the advisory fee rate for
evaluation. Such written evaluation also     to indices. The Board reviewed the           the Fund under the Advisory Agreement
considered certain of the factors            performance of the Fund during the past      was fair and reasonable.
discussed below. In addition, as             one, three and five calendar years
discussed below, the Senior Officer made     against the performance of the Lipper        o Expense limitations and fee waivers.
certain recommendations to the Board in      Multi-Cap Growth Fund Index. The Board       The Board noted that AIM has
connection with such written evaluation.     noted that the Fund's performance in         contractually agreed to waive advisory
                                             such periods was below the performance       fees of the Fund through December 31,
   The discussion below serves as a          of such Index. The Board noted that AIM      2009 to the extent necessary so that the
summary of the Senior Officer's              has acknowledged that the Fund continues     advisory fees payable by the Fund do not
independent written evaluation and           to require a long-term solution to its       exceed a specified maximum advisory fee
recommendations to the Board in              under-performance, and that management       rate, which maximum rate includes
connection therewith, as well as a           is continuing to closely monitor the         breakpoints and is based on net asset
discussion of the material factors and       performance of the Fund and analyze          levels. The Board considered the
the conclusions with respect thereto         various possible long-term solutions.        contractual nature of this fee waiver
that formed the basis for the Board's        Based on this review, the Board              and noted that it remains in effect
approval of the Advisory Agreement.          concluded that no changes should be made     until December 31, 2009. The Board noted
After consideration of all of the            to the Fund and that it was not              that AIM has contractually agreed to
factors below and based on its informed      necessary to change the Fund's portfolio     waive fees and/or limit expenses of the
business judgment, the Board determined      management team at this time.                Fund through June 30, 2006 in an amount
that the Advisory Agreement is in the                                                     necessary to limit total annual
best interests of the Fund and its           o Meeting with the Fund's portfolio          operating expenses to a specified
shareholders and that the compensation       managers and investment personnel. With      percentage of average daily net assets
to AIM under the Advisory Agreement is       respect to the Fund, the Board is            for each class of the Fund. The Board
fair and reasonable and would have been      meeting periodically with such Fund's        considered the contractual nature of
obtained through arm's length                portfolio managers and/or other              this fee waiver/expense limitation and
negotiations.                                investment personnel and believes that       noted that it remains in effect until
                                             such individuals are competent and able      June 30, 2006. The Board considered the
o The nature and extent of the advisory      to continue to carry out their               effect these fee waivers/expense
services to be provided by AIM. The          responsibilities under the Advisory          limitations would have on the Fund's
Board reviewed the services to be            Agreement.                                   estimated expenses and concluded that
provided by AIM under the Advisory                                                        the levels of fee waivers/expense
Agreement. Based on such review, the                                                      limitations for the Fund were fair and
Board concluded that the range of                                                         reasonable.
services to be provided by AIM under the                                                                                 (continued)
Advisory Agreement was appropriate and
that AIM currently is

AIM V.I. DEMOGRAPHIC TRENDS FUND


o Breakpoints and economies of scale.        bidding process. In determining whether      were qualified to continue to provide
The Board reviewed the structure of the      to continue the Advisory Agreement for       non-investment advisory services to the
Fund's advisory fee under the Advisory       the Fund, the Board considered the           Fund, including administrative, transfer
Agreement, noting that it includes one       Senior Officer's written evaluation and      agency and distribution services, and
breakpoint. The Board reviewed the level     the recommendation made by the Senior        that AIM and its affiliates currently
of the Fund's advisory fees, and noted       Officer to the Board that the Board          are providing satisfactory
that such fees, as a percentage of the       consider implementing a process to           non-investment advisory services.
Fund's net assets, would decrease as net     assist them in more closely monitoring
assets increase because the Advisory         the performance of the AIM Funds. The        o Other factors and current trends. In
Agreement includes a breakpoint. The         Board concluded that it would be             determining whether to continue the
Board noted that, due to the Fund's          advisable to implement such a process as     Advisory Agreement for the Fund, the
current asset levels and the way in          soon as reasonably practicable.              Board considered the fact that AIM,
which the advisory fee breakpoints have                                                   along with others in the mutual fund
been structured, the Fund has yet to         o Profitability of AIM and its               industry, is subject to regulatory
benefit from the breakpoint. The Board       affiliates. The Board reviewed               inquiries and litigation related to a
noted that AIM has contractually agreed      information concerning the profitability     wide range of issues. The Board also
to waive advisory fees of the Fund           of AIM's (and its affiliates')               considered the governance and compliance
through December 31, 2009 to the extent      investment advisory and other activities     reforms being undertaken by AIM and its
necessary so that the advisory fees          and its financial condition. The Board       affiliates, including maintaining an
payable by the Fund do not exceed a          considered the overall profitability of      internal controls committee and
specified maximum advisory fee rate,         AIM, as well as the profitability of AIM     retaining an independent compliance
which maximum rate includes breakpoints      in connection with managing the Fund.        consultant, and the fact that AIM has
and is based on net asset levels. The        The Board noted that AIM's operations        undertaken to cause the Fund to operate
Board concluded that the Fund's fee          remain profitable, although increased        in accordance with certain governance
levels under the Advisory Agreement          expenses in recent years have reduced        policies and practices. The Board
therefore would reflect economies of         AIM's profitability. Based on the review     concluded that these actions indicated a
scale at higher asset levels and that it     of the profitability of AIM's and its        good faith effort on the part of AIM to
was not necessary to change the advisory     affiliates' investment advisory and          adhere to the highest ethical standards,
fee breakpoints in the Fund's advisory       other activities and its financial           and determined that the current
fee schedule.                                condition, the Board concluded that the      regulatory and litigation environment to
                                             compensation to be paid by the Fund to       which AIM is subject should not prevent
o Investments in affiliated money market     AIM under its Advisory Agreement was not     the Board from continuing the Advisory
funds. The Board also took into account      excessive.                                   Agreement for the Fund.
the fact that uninvested cash and cash
collateral from securities lending           o Benefits of soft dollars to AIM. The
arrangements (collectively, "cash            Board considered the benefits realized
balances") of the Fund may be invested       by AIM as a result of brokerage
in money market funds advised by AIM         transactions executed through "soft
pursuant to the terms of an SEC              dollar" arrangements. Under these
exemptive order. The Board found that        arrangements, brokerage commissions paid
the Fund may realize certain benefits        by the Fund and/or other funds advised
upon investing cash balances in AIM          by AIM are used to pay for research and
advised money market funds, including a      execution services. This research is
higher net return, increased liquidity,      used by AIM in making investment
increased diversification or decreased       decisions for the Fund. The Board
transaction costs. The Board also found      concluded that such arrangements were
that the Fund will not receive reduced       appropriate.
services if it invests its cash balances
in such money market funds. The Board        o AIM's financial soundness in light of
noted that, to the extent the Fund           the Fund's needs. The Board considered
invests in affiliated money market           whether AIM is financially sound and has
funds, AIM has voluntarily agreed to         the resources necessary to perform its
waive a portion of the advisory fees it      obligations under the Advisory
receives from the Fund attributable to       Agreement, and concluded that AIM has
such investment. The Board further           the financial resources necessary to
determined that the proposed securities      fulfill its obligations under the
lending program and related procedures       Advisory Agreement.
with respect to the lending Fund is in
the best interests of the lending Fund       o Historical relationship between the
and its respective shareholders. The         Fund and AIM. In determining whether to
Board therefore concluded that the           continue the Advisory Agreement for the
investment of cash collateral received       Fund, the Board also considered the
in connection with the securities            prior relationship between AIM and the
lending program in the money market          Fund, as well as the Board's knowledge
funds according to the procedures is in      of AIM's operations, and concluded that
the best interests of the lending Fund       it was beneficial to maintain the current
and its respective shareholders.             relationship, in part, because of
                                             such knowledge. The Board also reviewed
o Independent written evaluation and         the general nature of the non-investment
recommendations of the Fund's Senior         advisory services currently performed by
Officer. The Board noted that, upon          AIM and its affiliates, such as
their direction, the Senior Officer of       administrative, transfer agency and
the Fund had prepared an independent         distribution services, and the fees
written evaluation in order to assist        received by AIM and its affiliates for
the Board in determining the                 performing such services. In addition to
reasonableness of the proposed               reviewing such services, the trustees
management fees of the AIM Funds,            also considered the organizational
including the Fund. The Board noted that     structure employed by AIM and its
the Senior Officer's written evaluation      affiliates to provide those services.
had been relied upon by the Board in         Based on the review of these and other
this regard in lieu of a competitive         factors, the Board concluded that AIM
                                             and its affiliates

SCHEDULE OF INVESTMENTS

June 30, 2005
(Unaudited)


                                                           MARKET
                                               SHARES       VALUE
--------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-96.11%

ADVERTISING-1.16%

Omnicom Group Inc.                              19,000   $ 1,517,340
====================================================================

APPAREL RETAIL-1.57%

Chico's FAS, Inc.(a)                            60,000     2,056,800
====================================================================

APPLICATION SOFTWARE-2.19%

Amdocs Ltd. (United Kingdom)(a)                108,800     2,875,584
====================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.48%

Legg Mason, Inc.                                18,700     1,946,857
====================================================================

BIOTECHNOLOGY-1.61%

Gilead Sciences, Inc.(a)                        48,000     2,111,520
====================================================================

BROADCASTING & CABLE TV-0.95%

XM Satellite Radio Holdings Inc.-Class A(a)     37,000     1,245,420
====================================================================

CASINOS & GAMING-0.98%

Las Vegas Sands Corp.(a)                        36,000     1,287,000
====================================================================

COMMUNICATIONS EQUIPMENT-4.79%

Cisco Systems, Inc.(a)                         110,000     2,102,100
--------------------------------------------------------------------
QUALCOMM Inc.                                   84,000     2,772,840
--------------------------------------------------------------------
Research In Motion Ltd. (Canada)(a)(b)          19,000     1,401,250
====================================================================
                                                           6,276,190
====================================================================

COMPUTER & ELECTRONICS RETAIL-0.68%

Best Buy Co., Inc.                              13,000       891,150
====================================================================

COMPUTER HARDWARE-5.18%

Apple Computer, Inc.(a)                         56,500     2,079,765
--------------------------------------------------------------------
Dell Inc.(a)                                   119,300     4,713,543
====================================================================
                                                           6,793,308
====================================================================

COMPUTER STORAGE & PERIPHERALS-2.86%

EMC Corp.(a)                                   169,800     2,327,958
--------------------------------------------------------------------
Lexmark International, Inc.-Class A(a)          22,000     1,426,260
====================================================================
                                                           3,754,218
====================================================================

CONSUMER FINANCE-1.42%

American Express Co.                            26,000     1,383,980
--------------------------------------------------------------------
SLM Corp.                                        9,500       482,600
====================================================================
                                                           1,866,580
====================================================================

DATA PROCESSING & OUTSOURCED SERVICES-2.11%

Alliance Data Systems Corp.(a)                  68,200     2,766,192
====================================================================

                                                           MARKET
                                               SHARES       VALUE
--------------------------------------------------------------------


DEPARTMENT STORES-3.86%

Federated Department Stores, Inc.               15,000   $ 1,099,200
--------------------------------------------------------------------
J.C. Penney Co., Inc.                           30,000     1,577,400
--------------------------------------------------------------------
Nordstrom, Inc.                                 35,000     2,378,950
====================================================================
                                                           5,055,550
====================================================================

DISTILLERS & VINTNERS-1.36%

Constellation Brands, Inc.-Class A(a)           60,400     1,781,800
====================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-1.11%

Cendant Corp.                                   65,000     1,454,050
====================================================================

DRUG RETAIL-0.75%

CVS Corp.                                       34,000       988,380
====================================================================

FOOTWEAR-1.56%

NIKE, Inc.-Class B                              23,600     2,043,760
====================================================================

GENERAL MERCHANDISE STORES-1.55%

Target Corp.                                    37,400     2,034,934
====================================================================

HEALTH CARE EQUIPMENT-4.13%

Bard (C.R.), Inc.                               28,500     1,895,535
--------------------------------------------------------------------
Fisher Scientific International Inc.(a)         21,200     1,375,880
--------------------------------------------------------------------
Kinetic Concepts, Inc.(a)                       13,800       828,000
--------------------------------------------------------------------
Varian Medical Systems, Inc.(a)                 35,200     1,314,016
====================================================================
                                                           5,413,431
====================================================================

HEALTH CARE FACILITIES-1.77%

HCA Inc.                                        41,000     2,323,470
====================================================================

HEALTH CARE SERVICES-2.53%

Caremark Rx, Inc.(a)                            35,400     1,576,008
--------------------------------------------------------------------
Quest Diagnostics Inc.                          32,600     1,736,602
====================================================================
                                                           3,312,610
====================================================================

HEALTH CARE SUPPLIES-2.32%

Alcon, Inc. (Switzerland)                       27,800     3,039,930
====================================================================

HOMEBUILDING-1.00%

D.R. Horton, Inc.                               35,000     1,316,350
====================================================================

HOTELS, RESORTS & CRUISE LINES-1.36%

Hilton Hotels Corp.                             75,000     1,788,750
====================================================================

HOUSEHOLD PRODUCTS-0.98%

Clorox Co. (The)                                23,000     1,281,560
====================================================================

HOUSEWARES & SPECIALTIES-1.45%

Fortune Brands, Inc.                            21,400     1,900,320
====================================================================

                        AIM V.I. DEMOGRAPHIC TRENDS FUND


                                                           MARKET
                                               SHARES       VALUE
--------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES-1.54%

Tyco International Ltd. (Bermuda)               69,000   $ 2,014,800
====================================================================

INTERNET RETAIL-0.68%

eBay Inc.(a)                                    27,000       891,270
====================================================================

INTERNET SOFTWARE & SERVICES-5.39%

Google Inc.-Class A(a)                           8,300     2,441,445
--------------------------------------------------------------------
VeriSign, Inc.(a)                               63,500     1,826,260
--------------------------------------------------------------------
Yahoo! Inc.(a)                                  81,000     2,806,650
====================================================================
                                                           7,074,355
====================================================================

INVESTMENT BANKING & BROKERAGE-4.39%

Goldman Sachs Group, Inc. (The)                 40,800     4,162,416
--------------------------------------------------------------------
Lehman Brothers Holdings Inc.                   16,100     1,598,408
====================================================================
                                                           5,760,824
====================================================================

IT CONSULTING & OTHER SERVICES-0.78%

Accenture Ltd.-Class A (Bermuda)(a)             45,000     1,020,150
====================================================================

MANAGED HEALTH CARE-3.05%

Aetna Inc.(b)                                   48,300     4,000,206
====================================================================

MOVIES & ENTERTAINMENT-1.85%

Pixar(a)                                        10,000       500,500
--------------------------------------------------------------------
Walt Disney Co. (The)                           76,200     1,918,716
====================================================================
                                                           2,419,216
====================================================================

MULTI-LINE INSURANCE-0.86%

Hartford Financial Services Group, Inc. (The)   15,000     1,121,700
====================================================================

PERSONAL PRODUCTS-1.75%

Gillette Co. (The)                              45,400     2,298,602
====================================================================

PHARMACEUTICALS-5.17%

Johnson & Johnson                               54,500     3,542,500
--------------------------------------------------------------------
Sepracor Inc.(a)                                30,000     1,800,300
--------------------------------------------------------------------
Shire Pharmaceuticals Group PLC-ADR (United
  Kingdom)                                      44,000     1,443,200
====================================================================
                                                           6,786,000
====================================================================

PROPERTY & CASUALTY INSURANCE-1.55%

Allstate Corp. (The)                            34,100     2,037,475
====================================================================

RESTAURANTS-1.34%

Yum! Brands, Inc.                               33,800     1,760,304
====================================================================

                                                           MARKET
                                               SHARES       VALUE
--------------------------------------------------------------------


SEMICONDUCTORS-7.04%

Analog Devices, Inc.                            88,000   $ 3,283,280
--------------------------------------------------------------------
Marvell Technology Group Ltd. (Bermuda)(a)      23,000       874,920
--------------------------------------------------------------------
Microchip Technology Inc.                       76,200     2,257,044
--------------------------------------------------------------------
National Semiconductor Corp.                   128,000     2,819,840
====================================================================
                                                           9,235,084
====================================================================

SPECIALIZED FINANCE-1.24%

Chicago Mercantile Exchange Holdings Inc.        5,500     1,625,250
====================================================================

SPECIALTY CHEMICALS-1.01%

Ecolab Inc.                                     41,000     1,326,760
====================================================================

SPECIALTY STORES-0.68%

Office Depot, Inc.(a)                           39,000       890,760
====================================================================

SYSTEMS SOFTWARE-5.08%

Microsoft Corp.                                 41,100     1,020,924
--------------------------------------------------------------------
Oracle Corp.(a)                                215,000     2,838,000
--------------------------------------------------------------------
VERITAS Software Corp.(a)                      115,000     2,806,000
====================================================================
                                                           6,664,924
====================================================================
    Total Common Stocks & Other Equity
      Interests Stocks (Cost $106,129,419)               126,050,734
====================================================================


                        NUMBER
                          OF       EXERCISE   EXPIRATION
                       CONTRACTS    PRICE        DATE
PUT OPTIONS
  PURCHASED-0.01%

COMMUNICATIONS
  EQUIPMENT-0.01%

Research In Motion
  Ltd. (Canada) (Cost
  $48,686)                 190      $ 70.0      Jul-05             19,475
=========================================================================


                                                 SHARES
MONEY MARKET FUNDS-2.95%

Liquid Assets Portfolio-Institutional
  Class(c)                                      1,932,156        1,932,156
--------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(c)     1,932,156        1,932,156
==========================================================================
    Total Money Market Funds (Cost
      $3,864,312)                                                3,864,312
==========================================================================
TOTAL INVESTMENTS-99.07% (Cost $110,042,417)                   129,934,521
==========================================================================
OTHER ASSETS LESS LIABILITIES-0.93%                              1,213,814
==========================================================================
NET ASSETS-100.00%                                          $  131,148,335
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) A portion of this security is subject to call options written. See Note 1F and Note 7.
(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
See accompanying notes which are an integral part of the financial statements.
                        AIM V.I. DEMOGRAPHIC TRENDS FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005
(Unaudited)

ASSETS:

Investments, at market value (cost
  $106,178,105)                                  $126,070,209
-------------------------------------------------------------
Investments in affiliated money market funds
  (cost $3,864,312)                                 3,864,312
=============================================================
    Total investments (cost $110,042,417)         129,934,521
=============================================================
Receivables for:
  Investments sold                                  1,895,742
-------------------------------------------------------------
  Investments sold to affiliates                      350,031
-------------------------------------------------------------
  Fund shares sold                                      2,035
-------------------------------------------------------------
  Dividends                                            57,086
-------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                 21,257
-------------------------------------------------------------
Other assets                                            2,270
=============================================================
    Total assets                                  132,262,942
_____________________________________________________________
=============================================================

LIABILITIES:

Payables for:
  Investments purchased                               591,550
-------------------------------------------------------------
  Fund shares reacquired                              290,681
-------------------------------------------------------------
  Options written, at market value (premiums
    received $48,611)                                  18,560
-------------------------------------------------------------
  Trustee deferred compensation and retirement
    plans                                              24,626
-------------------------------------------------------------
Accrued administrative services fees                  122,655
-------------------------------------------------------------
Accrued distribution fees -- Series II                 44,551
-------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                                122
-------------------------------------------------------------
Accrued transfer agent fees                             1,234
-------------------------------------------------------------
Accrued operating expenses                             20,628
=============================================================
    Total liabilities                               1,114,607
=============================================================
Net assets applicable to shares outstanding      $131,148,335
_____________________________________________________________
=============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                    $139,128,338
-------------------------------------------------------------
Undistributed net investment income (loss)           (384,211)
-------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and option contracts      (27,517,947)
-------------------------------------------------------------
Unrealized appreciation of investment
  securities and option contracts                  19,922,155
=============================================================
                                                 $131,148,335
_____________________________________________________________
=============================================================

NET ASSETS:

Series I                                         $ 67,443,099
_____________________________________________________________
=============================================================
Series II                                        $ 63,705,236
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Series I                                           11,988,149
_____________________________________________________________
=============================================================
Series II                                          11,411,897
_____________________________________________________________
=============================================================
Series I:
  Net asset value per share                      $       5.63
_____________________________________________________________
=============================================================
Series II:
  Net asset value per share                      $       5.58
_____________________________________________________________
=============================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 2005
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $10,041)                                        $   349,993
-------------------------------------------------------------
Dividends from affiliated money market funds           57,699
=============================================================
    Total investment income                           407,692
=============================================================

EXPENSES:

Advisory fees                                         512,870
-------------------------------------------------------------
Administrative services fees                          187,203
-------------------------------------------------------------
Custodian fees                                          7,814
-------------------------------------------------------------
Distribution fees -- Series II                         80,032
-------------------------------------------------------------
Transfer agent fees                                     7,612
-------------------------------------------------------------
Trustees' and officer's fees and benefits               8,461
-------------------------------------------------------------
Other                                                  16,459
=============================================================
    Total expenses                                    820,451
=============================================================
Less: Fees waived                                     (50,453)
=============================================================
    Net expenses                                      769,998
=============================================================
Net investment income (loss)                         (362,306)
=============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND OPTION CONTRACTS:

Net realized gain from:
  Investment securities (Includes gains (losses)
    from securities sold to affiliates of
    $(36,754))                                      6,356,297
-------------------------------------------------------------
  Option contracts written                             27,561
=============================================================
                                                    6,383,858
=============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                            (6,814,034)
-------------------------------------------------------------
  Option contracts written                             30,051
=============================================================
                                                   (6,783,983)
=============================================================
Net gain (loss) from investment securities and
  option contracts                                   (400,125)
=============================================================
Net increase (decrease) in net assets resulting
  from operations                                 $  (762,431)
_____________________________________________________________
=============================================================

See accompanying notes which are an integral part of the financial statements.
                        AIM V.I. DEMOGRAPHIC TRENDS FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2005 and the year ended December 31, 2004 (Unaudited)

                                                                JUNE 30,      DECEMBER 31,
                                                                  2005            2004
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (362,306)   $   (738,517)
------------------------------------------------------------------------------------------
  Net realized gain from investment securities and option
    contracts                                                    6,383,858       4,627,433
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and option contracts                  (6,783,983)      6,264,074
==========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                   (762,431)     10,152,990
==========================================================================================
Share transactions-net:
  Series I                                                      (8,193,808)      5,206,868
------------------------------------------------------------------------------------------
  Series II                                                     (5,104,320)      5,328,383
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (13,298,128)     10,535,251
==========================================================================================
    Net increase (decrease) in net assets                      (14,060,559)     20,688,241
__________________________________________________________________________________________
==========================================================================================

NET ASSETS:

  Beginning of period                                          145,208,894     124,520,653
==========================================================================================
  End of period (including undistributed net investment
    income (loss) of $(384,211) and $(21,905),
    respectively).                                            $131,148,335    $145,208,894
__________________________________________________________________________________________
==========================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Demographic Trends Fund, formerly AIM V.I. Dent Demographic Trends Fund, (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty-eight separate portfolios. The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products"). Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

                        AIM V.I. DEMOGRAPHIC TRENDS FUND

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

G. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by a Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, Purchasing put options does not eliminate the potential for the Fund to profit from an
                        AIM V.I. DEMOGRAPHIC TRENDS FUND
     increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

H. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to substitute such collateral no later than the next business day.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                              RATE
--------------------------------------------------------------------
First $2 billion                                                0.77%
--------------------------------------------------------------------
Over $2 billion                                                 0.72%
____________________________________________________________________
====================================================================


    Through December 31, 2009, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund based on the Fund's average daily net assets do not exceed the annual rate of:

AVERAGE NET ASSETS                                               RATE
----------------------------------------------------------------------
First $250 million                                              0.695%
----------------------------------------------------------------------
Next $250 million                                               0.67%
----------------------------------------------------------------------
Next $500 million                                               0.645%
----------------------------------------------------------------------
Next $1.5 billion                                               0.62%
----------------------------------------------------------------------
Next $2.5 billion                                               0.595%
----------------------------------------------------------------------
Next $2.5 billion                                               0.57%
----------------------------------------------------------------------
Next $2.5 billion                                               0.545%
----------------------------------------------------------------------
Over $10 billion                                                0.52%
______________________________________________________________________
======================================================================


    Under the terms of a master sub-advisory agreement between AIM and H.S. Dent Advisors, Inc. ("H.S. Dent"), AIM paid H.S. Dent a sub-advisory fee at the annual rate of 6.49% of the net management fee of the Fund, however, no sub-advisory fee shall be due with respect to the Fund if the net assets of the Fund fall below $50 million. This sub-advisory agreement expired on June 30, 2005.

    Effective July 1, 2005, AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 1.01% and Series II shares to 1.26% of average daily net assets, through June 30, 2006. Prior to July 1, 2005, AIM had contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding items (i) through (vi) discussed below and Rule 12b-1 plan fees) of each Series to 1.30% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. AIM did not waive fees and/or reimburse expenses during the period under this expense limitation.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended June 30, 2005, AIM waived fees of $50,453.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2005, AMVESCAP's expense reimbursement was less than $100.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2005, AIM was paid $24,795 for accounting and fund administrative services and reimbursed $162,408 for services provided by insurance companies.

                        AIM V.I. DEMOGRAPHIC TRENDS FUND

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. For the six months ended June 30, 2005, the Fund paid AISI $7,612.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. Through June 30, 2005, ADI had contractually agreed to reimburse the Fund's Rule 12b-1 distribution plan fees to the extent necessary to limit total annual fund operating expenses (excluding items (i) through (vi) discussed above) of Series II shares to 1.45% of average daily net assets. ADI did not reimburse fees during the period under this expense limitation. Pursuant to the Plan, for the six months ended June 30, 2005, the Series II shares paid $80,032.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the SEC and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2005.

                                                                             UNREALIZED
                              MARKET VALUE    PURCHASES    PROCEEDS FROM    APPRECIATION    MARKET VALUE   DIVIDEND    REALIZED
FUND                            12/31/04       AT COST         SALES       (DEPRECIATION)     06/30/05      INCOME    GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio-
  Institutional Class          $2,563,954    $17,961,553   $(18,593,351)       $   --        $1,932,156    $28,692      $   --
---------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-
  Institutional Class           2,563,954    17,961,553     (18,593,351)           --         1,932,156     29,007          --
=================================================================================================================================
Total                          $5,127,908    $35,923,106   $(37,186,702)       $   --        $3,864,312    $57,699      $   --
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, during the six months ended June 30, 2005, the Fund engaged in securities purchases of $534,287 and sales of $64,000, which resulted in net realized gains (losses) of $(36,754).

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee of the Fund who is not an "interested person" of the AIM Funds. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    In addition to the above, "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to the Senior Officer of the AIM Funds.

    During the six months ended June 30, 2005, the Fund paid legal fees of $2,232 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.
                        AIM V.I. DEMOGRAPHIC TRENDS FUND

    During the six months ended June 30, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7--OPTION CONTRACTS WRITTEN

                          TRANSACTIONS DURING THE PERIOD
-----------------------------------------------------------------------------------
                                                              CALL OPTION CONTRACTS
                                                              ---------------------
                                                              NUMBER OF    PREMIUMS
                                                              CONTRACTS    RECEIVED
-----------------------------------------------------------------------------------
Beginning of period                                               --       $     --
-----------------------------------------------------------------------------------
Written                                                          380         77,316
-----------------------------------------------------------------------------------
Closed                                                          (107)       (28,705)
===================================================================================
End of period                                                    273       $ 48,611
___________________________________________________________________________________
===================================================================================

                                           OPEN CALL OPTIONS WRITTEN AT PERIOD END
------------------------------------------------------------------------------------------------------------------------------
                                                                                                       MARKET
                                                       CONTRACT    STRIKE    NUMBER OF    PREMIUMS     VALUE       UNREALIZED
                                                        MONTH      PRICE     CONTRACTS    RECEIVED    06/30/05    APPRECIATION
------------------------------------------------------------------------------------------------------------------------------
Aetna Inc.                                              Jul-05     $82.5         83       $20,560     $16,185       $ 4,375
------------------------------------------------------------------------------------------------------------------------------
Research In Motion Ltd. (Canada)                        Jul-05      85.0        190        28,051       2,375        25,676
==============================================================================================================================
Total outstanding options written                                               273       $48,611     $18,560       $30,051
______________________________________________________________________________________________________________________________
==============================================================================================================================

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of December 31, 2004 which expires as follows:

                                                                   CAPITAL LOSS
EXPIRATION                                                        CARRYFORWARD*
----------------------------------------------------------------------------------
December 31, 2009                                                  $19,305,574
----------------------------------------------------------------------------------
December 31, 2010                                                   13,601,762
==================================================================================
Total capital loss carryforward                                    $32,907,336
__________________________________________________________________________________
==================================================================================

 * Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2005 was $71,151,091 and $84,396,085, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities     $    20,900,784
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (1,679,770)
===============================================================================
Net unrealized appreciation of investment securities           $    19,221,014
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $110,713,507.

                        AIM V.I. DEMOGRAPHIC TRENDS FUND

NOTE 10--SHARE INFORMATION

                                          CHANGES IN SHARES OUTSTANDING(A)
---------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                YEAR ENDED
                                                                    JUNE 30, 2005               DECEMBER 31, 2004
                                                              --------------------------    -------------------------
                                                                SHARES         AMOUNT         SHARES        AMOUNT
---------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                     2,858,215    $ 15,665,503     3,599,332    $19,023,172
---------------------------------------------------------------------------------------------------------------------
  Series II                                                      445,337       2,381,246     4,811,300     25,774,483
=====================================================================================================================
Reacquired:
  Series I                                                    (4,353,832)    (23,859,311)   (2,626,910)   (13,816,304)
---------------------------------------------------------------------------------------------------------------------
  Series II                                                   (1,381,904)     (7,485,566)   (3,910,303)   (20,446,100)
=====================================================================================================================
                                                              (2,432,184)   $(13,298,128)    1,873,419    $10,535,251
_____________________________________________________________________________________________________________________
=====================================================================================================================

(a) There are four entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 91% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                     SERIES I
                                                 --------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                   ENDED                              YEAR ENDED DECEMBER 31,
                                                  JUNE 30,        ---------------------------------------------------------------
                                                    2005           2004          2003          2002          2001          2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  5.64         $  5.21       $  3.79       $  5.59       $  8.21       $ 10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                     (0.01)          (0.02)(a)(b)   (0.03)(a)    (0.03)(a)     (0.05)(a)     (0.07)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                        (0.00)           0.45          1.45         (1.77)        (2.57)        (1.72)
=================================================================================================================================
    Total from investment operations                (0.01)           0.43          1.42         (1.80)        (2.62)        (1.79)
=================================================================================================================================
Net asset value, end of period                    $  5.63         $  5.64       $  5.21       $  3.79       $  5.59       $  8.21
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                     (0.18)%          8.25%        37.47%       (32.20)%      (31.91)%      (17.90)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
  Net assets, end of period (000s omitted)        $67,443         $76,040       $65,162       $26,747       $39,226       $41,300
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                                   1.04%(d)        1.18%         1.30%         1.30%         1.38%         1.40%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                   1.11%(d)        1.19%         1.30%         1.43%         1.44%         1.63%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                (0.43)%(d)      (0.42)%(b)    (0.61)%       (0.67)%       (0.79)%       (0.69)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                             54%            141%          139%          208%          144%           92%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.03) and (0.52)%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon these net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(d) Ratios are annualized and based on average daily net assets of $69,760,852.
(e)  Not annualized for periods less than one year.

                        AIM V.I. DEMOGRAPHIC TRENDS FUND

                                                                                       SERIES II
                                                      ---------------------------------------------------------------------------
                                                                                                                 NOVEMBER 7, 2001
                                                      SIX MONTHS                                                   (DATE SALES
                                                        ENDED                YEAR ENDED DECEMBER 31,              COMMENCED) TO
                                                       JUNE 30,        -----------------------------------         DECEMBER 31,
                                                         2005           2004          2003          2002               2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  5.60         $  5.19       $  3.78       $  5.58           $  5.33
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                           (0.02)          (0.03)(a)(b)   (0.03)(a)    (0.04)(a)         (0.01)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                      (0.00)           0.44          1.44         (1.76)             0.26
=================================================================================================================================
    Total from investment operations                     (0.02)           0.41          1.41         (1.80)             0.25
=================================================================================================================================
Net asset value, end of period                         $  5.58         $  5.60       $  5.19       $  3.78           $  5.58
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                          (0.36)%          7.90%        37.30%       (32.26)%            4.69%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $63,705         $69,169       $59,358       $11,498           $ 3,552
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements          1.29%(d)        1.43%         1.45%         1.45%             1.45%(e)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements       1.36%(d)        1.44%         1.55%         1.68%             1.61%(e)
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                 (0.68)%(d)      (0.67)%(b)    (0.76)%       (0.82)%           (0.85)%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                  54%            141%          139%          208%              144%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.04) and (0.77)%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon these net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(d) Ratios are annualized and based on average daily net assets of $64,556,201.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

NOTE 12--CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS

On December 1, 2004, the Audit Committee (the "Audit Committee") of the Board of Trustees (the "Board") of the Trust appointed PricewaterhouseCoopers LLP ("PWC") as the independent registered public accounting firm of the Fund for the fiscal year ending December 31, 2005. Such appointment was ratified and approved by the Independent Trustees of the Board. Tait, Weller & Baker ("TAIT") was the Fund's independent registered public accounting firm for the prior reporting period. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds with December 31 year ends. On May 5, 2005, the Trust obtained a formal resignation from TAIT as the independent registered public accounting firm of the Fund.

    TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction would have caused TAIT to make reference to that matter in connection with such reports.

NOTE 13--SUBSEQUENT EVENT

A significant shareholder of the Fund has filed an application for an SEC substitution order and notified AIM of their intent to substitute their investment selection in the Fund with another fund. It is anticipated that this substitution will occur in September 2005 and will result in a significant redemption of Fund shares. The market value of the accounts anticipated to be redeemed were 47% of the Fund's net assets as of June 30, 2005. To the extent that the redemption occurs, AIM currently intends to settle the transaction with a pro rata redemption-in-kind.

NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil

                        AIM V.I. DEMOGRAPHIC TRENDS FUND
penalties) is being created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI agreed to create a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

  - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

                        AIM V.I. DEMOGRAPHIC TRENDS FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President                                     Suite 100
James T. Bunch                                                                  Houston, TX 77046-1173
Bruce L. Crockett                 Mark H. Williamson
Chair                             Executive Vice President                      INVESTMENT ADVISOR
Albert R. Dowden                                                                A I M Advisors, Inc.
Edward K. Dunn Jr.                Lisa O. Brinkley                              11 Greenway Plaza
Jack M. Fields                    Senior Vice President and Chief Compliance    Suite 100
Carl Frischling                   Officer                                       Houston, TX 77046-1173
Robert H. Graham
Gerald J. Lewis                   Russell C. Burk                               TRANSFER AGENT
Prema Mathai-Davis                Senior Vice President (Senior Officer)        AIM Investment Services, Inc.
Lewis F. Pennock                                                                P.O. Box 4739
Ruth H. Quigley                   Kevin M. Carome                               Houston, TX 77210-4739
Larry Soll                        Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President and Treasurer                  Boston, MA 02110-2801
                                  Robert G. Alley
                                  Vice President
                                  J. Philip Ferguson
                                  Vice President
                                  Mark D. Greenberg
                                  Vice President
                                  William R. Keithler
                                  Vice President
                                  Karen Dunn Kelley
                                  Vice President

                                                                                COUNSEL TO THE FUND
                                                                                Foley & Lardner LLP
                                                                                3000 K N.W., Suite 500
                                                                                Washington, D.C. 20007-5111

                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                                                                Kramer, Levin, Naftalis & Frankel LLP
                                                                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714

                                                                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

                        AIM V.I. DEMOGRAPHIC TRENDS FUND

                                                AIM V.I. DIVERSIFIED INCOME FUND
                                Semiannual Report to Shareholders o June 30,2005

       AIM V.I. DIVERSIFIED INCOME FUND seeks to achieve a high level of current income.

UNLESS OTHERWISE STATED, INFORMATION PRESENTED IN THIS REPORT IS AS OF JUNE 30, 2005, AND IS BASED ON TOTAL NET ASSETS.

================================================================================

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or 1-800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-7452 and 33-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 1-800-410-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2005, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS AND VARIABLE PRODUCT PROSPECTUS, WHICH CONTAIN MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ EACH CAREFULLY BEFORE INVESTING.

================================================================================

[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                         --Registered Trademark--

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIM V.I.DIVERSIFIED INCOME FUND

MANAGEMENT'S DISCUSSION                                                                       We consider selling a bond when:
OF FUND PERFORMANCE
=====================================================================================      o it becomes fully valued

PERFORMANCE SUMMARY                                                                        o overall market and economic trends
                                             ========================================      indicate that sector emphasis should be
Rising interest rates weighed on bond                                                      changed
performance during the first half of         FUND VS. INDEXES
2005, but AIM V.I.Diversified Income                                                       o fundamentals, such as credit quality
Fund Series I and Series II shares           Total returns, 12/31/04-6/30/05,              ratings, deteriorate for an individual
outperformed the Lehman U.S. Aggregate       excluding variable product issuer             issuer or a sector
Bond Index and the Lehman U.S. Credit        charges. If variable product issuer
Index during the reporting period ended      charges were included, returns would be       o an unanticipated change occurs
June 30, 2005.                               lower.                                        involving an individual issuer or sector

    The primary reason the Fund              Series I Shares                     2.86%     MARKET CONDITIONS AND YOUR FUND
outperformed its benchmarks was our
underweight position in corporate bonds      Series II Shares                    2.77      In an effort to stem inflation, the
and lack of exposure to automobile                                                         Federal Reserve (the Fed) continued its
company bonds, which underperformed. Our     Lehman U.S. Aggregate Bond Index              measured pace of raising the federal
overweight position in U.S. Treasury         (Broad Market Index)                2.51      funds rate, which is the interest rate
securities, which outperformed                                                             at which banks make overnight loans to
higher-yield bonds, and our slightly         Lehman U.S. Credit Index                      one another. The Fed raised the rate
overweight position in government agency     (Style-specific Index)              2.49      four times in 0.25% increments during
and securitized                                                                            the reporting period, and the rate stood
                                             Lipper BBB-Rated Fund Index                   at 3.25% after the Fed's fourth rate
                                             (Peer Group Index)                  1.95      hike on June 30. While short-term
                                                                                           interest rates rose in step with the
                                             SOURCE: LIPPER,INC.                           Fed's tightening during the period,
                                                                                           yields on long-term Treasury bonds fell.
                                             ========================================
                                                                                              In the U.S. bond markets, the
                                             bonds (mainly mortgage-backed                 downgrading of General Motors' and
                                             securities) also benefited relative           Ford's bond ratings to non-investment
                                             performance.                                  grade status dragged down corporate
                                                                                           bonds during the reporting period.
=====================================================================================      Investment-grade corporate issues
                                                                                           outperformed their high yield
HOW WE INVEST                                asset-backed securities, money markets,       counterparts. Just prior to the close of
                                             high yield debt and convertible               the reporting period, Treasury bonds
We seek to provide consistent returns        corporate bonds. We make allocation           (Treasuries), which had performed well
while minimizing risk. Our security          decisions based on performance and            for most of the period, fell as the
selection process involves top-down          valuations among the different areas of       Conference Board reported that consumer
analysis, which takes account of overall     the bond market. Our focus is on bonds        confidence reached a three-year high,
economic and market trends, and              that are attractively valued relative to      which caused investor focus to shift
bottom-up analysis, which includes an        the rest of the bond market.                  from fixed-income investments to stocks.
evaluation of individual bond issuers.
                                                In evaluating the credit quality of           AIM V.I. Diversified Income Fund
   We look for potential investments in      a security, we use input from various         invested primarily in fixed-rate
all sectors of the bond market: domestic     rating agencies and Wall Street               corporate bonds of both U.S. and
and foreign governments, U.S. corporate      fixed-income and equity analysts, and         non-U.S. issuers. At the close of the
bonds, mortgages,                            conduct our own internal credit
                                             analysis.

========================================     ========================================      ========================================

PORTFOLIO COMPOSITION                        TOP 5 INDUSTRIES*                             TOP 10 FIXED-INCOME ISSUERS*

Based on total investments                    1. Other Diversified Financial                1. General Motors Acceptance Corp.  4.7%
                                                 Services                        12.7%
 1. U.S. Corporate Bonds                                                                    2. Federal National Mortgage
    & Notes                         66.0%     2. Sovereign Debt                  10.9          Association (FNMA)               4.3

 2. International Government                  3. Consumer Finance                10.1       3. Ford Motor Credit Co.            4.1
    Agency Securities               10.9
                                              4. Diversified Banks                8.2       4. Patrons' Legacy                  2.5
 3. U.S. Government Agency
    Securities                       7.9      5. U.S. Mortgage-Backed Securities  5.1       5. Russian Federation (Russia)      2.2

 4. Asset Backed Securities          6.0     TOTAL NET ASSETS           $61.6 MILLION       6. Pemex Project Funding Master
                                                                                               Trust                            1.7
 5. Stocks & Other Equity Interests  4.5     TOTAL NUMBER OF HOLDINGS             223
                                                                                            7. Regional Diversified Funding     1.7
 6. International Corporate
    Bonds & Notes                    3.0                                                    8. Bundersrepublik Deutschland
                                                                                               (Germany)                        1.7
 7. Money Market Funds               2.1
                                                                                            9. Federal Home Loan Mortgage
The Fund's holdings are subject to change, and there is no assurance that the                  Corp. (FHLMC)                    1.5
Fund will continue to hold any particular security.
                                                                                           10. New South Wales Treasury
*Excluding Money Market fund holdings.                                                         Corp. (Australia)                1.5

========================================     ========================================      ========================================

AIM V.I.DIVERSIFIED INCOME FUND

period, U.S. corporate bonds comprised          Our corporate bond holdings continued                      JAN H. FRIEDLI is lead
approximately 66% of the Fund's              to be concentrated in shorter maturity        [FRIEDLI        manager of AIM V.I.
portfolio. Your Fund also had exposure       issues, a defensive posture that helped        PHOTO]         Diversified Income Fund.
to foreign bonds. The Fund had a             minimize risk. With corporate bond                            He began his investment
relative overweighting in government         prices becoming more attractive on the                        career in 1990 and
securities because its style-specific        news of credit agency downgrades of both                      joined AIM in 1999. Mr.
benchmark, the Lehman U.S. Credit Index,     General Motors and Ford, we increased         Friedli graduated cum laude from
has no government securities or agency       our allocation to these issuers near the      Villanova University with a B.S. in
bonds in it.                                 end of the period, but only in issues         computer science and earned an M.B.A.
                                             that were short-term in maturity. While       with honors from the University of
           With corporate bond               our increased weight in these two             Chicago.
          prices becoming more               issuers modestly reduced our overall
         attractive on the news              credit rating, we maintained a strong                         CAROLYN L. GIBBS,
            of credit agency                 single-A rating as measured by Moody's        [GIBBS          Chartered Financial
           downgrades of both                and Standard & Poor's, two credit-rating      PHOTO]          Analyst, is a portfolio
           General Motors and                agencies.                                                     manager of AIM V.I.
         Ford, we increased our                                                                            Diversified Income Fund.
           allocation to these                  Near the end of the period we                              She has been in the
         issues near the end of              invested a very small amount of your          investment business since 1983. Ms.
             the period ...                  Fund's assets in Treasury                     Gibbs is a Phi Beta Kappa graduate of
                                             Inflation-Protected Securities (TIPs).        Texas Christian University, where she
   We weighted the portfolio in favor of     This is the first time we have invested       received a B.A. in English. She also
bonds with short and intermediate            in TIPs, which are identical to Treasury      received an M.B.A. in finance from The
maturities. We observed that the spread      bonds except that the principal and           Wharton School of the University of
between longer maturity bonds and            coupon (interest) payments are adjusted       Pennsylvania.
shorter maturity bonds narrowed at the       to compensate for the effects of
close of the reporting period.               inflation. Although TIPs underperformed
                                             during the period we have held them, we                       SCOT W. JOHNSON,
   Our focus was on short and                believe their prices were attractive. We      [JOHNSON        Chartered Financial
intermediate maturity bonds because they     view our acquisition of TIPs as a means        PHOTO]         Analyst, is a portfolio
generally offered interest rates             of helping to diversify the Fund's                            manager of AIM V.I.
comparable to those of longer maturity       portfolio.                                                    Diversified Income Fund.
bonds without as much risk. The Fund's                                                                     He joined AIM in 1994.
average duration generally remained          IN CLOSING                                    He received both a B.A. in economics and
longer than that of its broad market                                                       an M.B.A. in finance from Vanderbilt
benchmark, the Lehman U.S. Aggregate         We believe a relatively flat yield curve      University.
Bond Index. Average duration measures a      may persist, but that demand for bonds
bond fund's sensitivity to changes in        and other fixed-income securities will        Assisted by the Taxable Investment Grade
interest rates. Since interest rates and     increase. Amid this backdrop, yields on       Bond Team.
bond prices move inversely, rising           corporate bonds are expected to
interest rates generally lower the value     increase, and mortgage rates are also                   [RIGHT ARROW GRAPHIC]
of bonds in a fund's portfolio.              expected to rise.
Consequently, the longer a fund's                                                          FOR A DISCUSSION OF RISKS OF INVESTING
average duration, the more its net asset        We welcome new shareholders to the         IN YOUR FUND,INDEXES USED IN THIS REPORT
value (NAV) tends to drop when interest      Fund, and we thank all shareholders for       AND YOUR FUND'S LONG-TERM PERFORMANCE,
rates rise; conversely, NAV tends to         sharing our long-term investment              PLEASE TURN THE PAGE.
appreciate in a declining interest rate      horizon.
environment.
                                             The views and opinions expressed in
   With yields on 10-year Treasuries         management's discussion of Fund
falling below 4.00% by period end, this      performance are those of A I M Advisors,
defensive posture was a slight detractor     Inc. These views and opinions are
to Fund performance. However, your Fund      subject to change at any time based on
did have exposure to some                    factors such as market and economic
longer-maturity Treasury bonds, and          conditions. These views and opinions may
these longer-dated bonds contributed         not be relied upon as investment advice
positively to performance.                   or recommendations, or as an offer for a
                                             particular security. The information is
                                             not a complete analysis of every aspect
                                             of any market, country, industry,
                                             security or the fund. Statements of fact
                                             are from sources considered reliable,
                                             but A I M Advisors, Inc. makes no
                                             representation or warranty as to their
                                             completeness or accuracy. Although
                                             historical performance is no guarantee
                                             of future results, these insights may
                                             help you understand our investment
                                             management philosophy.

AIM V.I.DIVERSIFIED INCOME FUND

YOUR FUND'S LONG-TERM PERFORMANCE

========================================     shares. The inception date of Series II       companies issuing variable products. You
AVERAGE ANNUAL TOTAL RETURNS                 shares is March 14, 2002. Series I and        cannot purchase shares of the Fund
                                             Series II shares invest in the same           directly. Performance figures given
As of 6/30/05                                portfolio of securities and will have         represent the Fund and are not intended
                                             substantially similar performance,            to reflect actual variable product
SERIES I SHARES                              except to the extent that expenses borne      values. They do not reflect sales
Inception (5/5/93)                  5.18%    by each class differ.                         charges, expenses and fees assessed in
 10 Years                           5.14                                                   connection with a variable product.
  5 Years                           4.93        The performance data quoted represent      Sales charges, expenses and fees, which
  1 Year                            7.79     past performance and cannot guarantee         are determined by the variable product
                                             comparable future results; current            issuers, will vary and will lower the
SERIES II SHARES                             performance may be lower or higher.           total return.
 10 Years                           4.88     Please contact your variable product
  5 Years                           4.67     issuer or financial advisor for the most         Per NASD requirements, the most
  1 Year                            7.59     recent month-end variable product             recent month-end performance data at the
========================================     performance. Performance figures reflect      Fund level, excluding variable product
                                             Fund expenses, reinvested distributions       charges, is available on this AIM
Returns since the inception date of          and changes in net asset value.               automated information line,
Series II shares are historical. All         Investment return and principal value         866-702-4402. As mentioned above, for
other returns are the blended returns of     will fluctuate so that you may have a         the most recent month-end performance
the historical performance of Series II      gain or loss when you sell shares.            including variable product charges,
shares since their inception and the                                                       please contact your variable product
restated historical performance of              AIM V.I. Diversified Income Fund, a        issuer or financial advisor
Series I shares (for periods prior to        series portfolio of AIM Variable
inception of Series II shares) adjusted      Insurance Funds, is currently offered
to reflect the higher Rule 12b-1 fees        through insurance
applicable to Series II


PRINCIPAL RISKS OF INVESTING IN THE FUND     ABOUT INDEXES USED IN THIS REPORT             OTHER INFORMATION

U.S. Treasury securities such as bills,      The unmanaged LEHMAN U.S. AGGREGATE BOND      The average credit quality of the Fund's
notes and bonds offer a high degree of       INDEX, which represents the U.S.              holdings as of the close of the
safety, and they guarantee the payment       investment-grade fixed-rate bond market       reporting period represents the weighted
of principal and any applicable interest     (including government and corporate           average quality rating of the securities
if held to maturity. Fund shares are not     securities, mortgage pass-through             in the portfolio as assigned by
insured, and their value and yield will      securities and asset-backed securities),      Nationally Recognized Statistical Rating
vary with market conditions.                 is compiled by Lehman Brothers, a global      Organizations based on assessment of the
                                             investment bank.                              credit quality of the individual
   International investing presents                                                        securities.
certain risks not associated with               The unmanaged LIPPER BBB-RATED FUND
investing solely in the United States.       INDEX represents an average of the 30            The returns shown in management's
These include risks relating to              largest BBB-rated bond funds tracked by       discussion of Fund performance are based
fluctuations in the value of the U.S.        Lipper, Inc., an independent mutual fund      on net asset values calculated for
dollar relative to the values of other       performance monitor.                          shareholder transactions. Generally
currencies, the custody arrangements                                                       accepted accounting principles require
made for the Fund's foreign holdings,           The LEHMAN U.S. CREDIT INDEX consists      adjustments to be made to the net assets
differences in accounting, political         of publicly issued U.S. corporate and         of the Fund at period end for financial
risks and the lesser degree of public        specified foreign debentures and secured      reporting purposes, and as such, the net
information required to be provided by       notes that meet the specified maturity,       asset values for shareholder
non-U.S. companies. The Fund may invest      liquidity, and quality requirements. It       transactions and the returns based on
up to 50% of its assets in the               is compiled by Lehman Brothers, a global      those net asset values may differ from
securities of non-U.S. issuers.              investment bank. To qualify, bonds must       the net asset values and returns
                                             be SEC-registered.                            reported in the Financial Highlights.
   The Fund invests in higher-yielding,                                                    Additionally, the returns and net asset
lower-rated corporate bonds, commonly           The Fund is not managed to track the       values shown throughout this report are
known as junk bonds, which have a            performance of any particular index,          at the Fund level only and do not
greater risk of price fluctuation and        including the indexes defined here, and       include variable product issuer charges.
loss of principal and income than do         consequently, the performance of the          If such charges were included, the total
U.S. government securities such as U.S.      Fund may deviate significantly from the       returns would be lower.
Treasury bills, notes and bonds, for         performance of the indexes.
which principal and any applicable                                                            The Conference Board is a
interest are guaranteed by the                  A direct investment cannot be made in      not-for-profit organization that
government if held to maturity.              an index. Unless otherwise indicated,         conducts research and publishes
                                             index results include reinvested              information and analysis to help
                                             dividends, and they do not reflect sales      businesses strengthen their performance.
                                             charges. Performance of an index of
                                             funds reflects fund expenses;                    Industry classifications used in this
                                             performance of a market index does not.       report are generally according to the
                                                                                           Global Industry Classification Standard,
                                                                                           which was developed by and is the
                                                                                           exclusive property and a service mark of
                                                                                           Morgan Stanley Capital International
                                                                                           Inc. and Standard & Poor's.

AIM V.I. DIVERSIFIED INCOME FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      ACTUAL EXPENSES                               actual return. The Fund's actual
                                                                                           cumulative total returns at net asset
As a shareholder of the Fund, you incur      The table below provides information          value after expenses for the six months
ongoing costs, including management          about actual account values and actual        ended June 30, 2005, appear in the table
fees; distribution and/or service fees       expenses. You may use the information in      "Fund vs. Indexes" on the first page of
(12b-1); and other Fund expenses. This       this table, together with the amount you      management's discussion of Fund
example is intended to help you              invested, to estimate the expenses that       performance.
understand your ongoing costs (in            you paid over the period. Simply divide
dollars) of investing in the Fund and to     your account value by $1,000 (for                The hypothetical account values and
compare these costs with ongoing costs       example, an $8,600 account value divided      expenses may not be used to estimate the
of investing in other mutual funds. The      by $1,000 = 8.6), then multiply the           actual ending account balance or
example is based on an investment of         result by the number in the table under       expenses you paid for the period. You
$1,000 invested at the beginning of the      the heading entitled "Actual Expenses         may use this information to compare the
period and held for the entire period        Paid During Period" to estimate the           ongoing costs of investing in the Fund
January 1, 2005, through June 30, 2005.      expenses you paid on your account during      and other funds. To do so, compare this
                                             this period.                                  5% hypothetical example with the 5%
   The actual and hypothetical expenses                                                    hypothetical examples that appear in the
in the examples below do not represent       HYPOTHETICAL EXAMPLE FOR COMPARISON           shareholder reports of the other funds.
the effect of any fees or other expenses     PURPOSES
assessed in connection with a variable                                                        Please note that the expenses shown
product; if they did, the expenses shown     The table below also provides                 in the table are meant to highlight your
would be higher while the ending account     information about hypothetical account        ongoing costs. Therefore, the
values shown would be lower.                 values and hypothetical expenses based        hypothetical information is useful in
                                             on the Fund's actual expense ratio and        comparing ongoing costs, and will not
                                             an assumed rate of return of 5% per year      help you determine the relative total
                                             before expenses, which is not the Fund's      costs of owning different funds.

==================================================================================================================================
                                                        ACTUAL                                   HYPOTHETICAL
                                                                                      (5% ANNUAL RETURN BEFORE EXPENSES)

               BEGINNING ACCOUNT        ENDING ACCOUNT            EXPENSES           ENDING ACCOUNT             EXPENSES
  SHARE             VALUE                   VALUE                PAID DURING             VALUE                 PAID DURING
  CLASS            (1/1/05)              (6/30/05)(1)            PERIOD(2,3)           (6/30/05)               PERIOD(2,4)
Series I          $ 1,000.00              $ 1,028.60               $ 5.13             $ 1,019.74                 $ 5.11
Series II           1,000.00                1,027.70                 6.39               1,018.50                   6.36

(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2005, through June
    30, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended June 30, 2005, appear in the table "Fund vs. Indexes" on the first page of management's discussion of Fund performance.

(2) Expenses are equal to the Fund's annualized expense ratio (1.02% and 1.27% for Series I and Series II shares, respectively)
    multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
    Effective on July 1, 2005, the advisor contractually agreed to limit operating expenses to 0.75% and 1.00% for Series I and
    Series II shares, respectively. The annualized expense ratios restated as if this agreement had been in effect throughout the entire most recent fiscal half year are 0.75% and 1.00% for Series I and Series II shares, respectively.

(3) The actual expenses paid restated as if the change discussed above had been in effect throughout the entire most recent fiscal half year are $3.77 and $5.03 for Series I and Series II shares, respectively.

(4) The hypothetical expenses paid restated as if the change discussed above had been in effect throughout the entire most recent fiscal half year are $3.76 and $5.01 for Series I and Series II shares, respectively.

==================================================================================================================================

AIM V.I. DIVERSIFIED INCOME FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM Variable        o The quality of services to be provided      o Meeting with the Fund's portfolio
Insurance Funds (the "Board") oversees       by AIM. The Board reviewed the                managers and investment personnel. With
the management of AIM V.I. Diversified       credentials and experience of the             respect to the Fund, the Board is
Income Fund (the "Fund") and, as             officers and employees of AIM who will        meeting periodically with such Fund's
required by law, determines annually         provide investment advisory services to       portfolio managers and/or other
whether to approve the continuance of        the Fund. In reviewing the                    investment personnel and believes that
the Fund's advisory agreement with A I M     qualifications of AIM to provide              such individuals are competent and able
Advisors, Inc. ("AIM"). Based upon the       investment advisory services, the Board       to continue to carry out their
recommendation of the Investments            reviewed the qualifications of AIM's          responsibilities under the Advisory
Committee of the Board, which is             investment personnel and considered such      Agreement.
comprised solely of independent              issues as AIM's portfolio and product
trustees, at a meeting held on June 30,      review process, various back office           o Overall performance of AIM. The Board
2005, the Board, including all of the        support functions provided by AIM and         considered the overall performance of
independent trustees, approved the           AIM's equity and fixed income trading         AIM in providing investment advisory and
continuance of the advisory agreement        operations. Based on the review of these      portfolio administrative services to the
(the "Advisory Agreement") between the       and other factors, the Board concluded        Fund and concluded that such performance
Fund and AIM for another year, effective     that the quality of services to be            was satisfactory.
July 1, 2005.                                provided by AIM was appropriate and that
                                             AIM currently is providing satisfactory       o Fees relative to those of clients of
   The Board considered the factors          services in accordance with the terms of      AIM with comparable investment
discussed below in evaluating the            the Advisory Agreement.                       strategies. The Board reviewed the
fairness and reasonableness of the                                                         advisory fee rate for the Fund under the
Advisory Agreement at the meeting on         o The performance of the Fund relative        Advisory Agreement. The Board noted that
June 30, 2005 and as part of the Board's     to comparable funds. The Board reviewed       this rate was higher than the advisory
ongoing oversight of the Fund. In their      the performance of the Fund during the        fee rates for a mutual fund advised by
deliberations, the Board and the             past one, three and five calendar years       AIM with investment strategies
independent trustees did not identify        against the performance of funds advised      comparable to those of the Fund. The
any particular factor that was               by other advisors with investment             Board noted that AIM has agreed to limit
controlling, and each trustee attributed     strategies comparable to those of the         the Fund's total operating expenses, as
different weights to the various             Fund. The Board noted that the Fund's         discussed below. Based on this review,
factors.                                     performance in such periods was below         the Board concluded that the advisory
                                             the median performance of such                fee rate for the Fund under the Advisory
   One of the responsibilities of the        comparable funds. Based on this review        Agreement was fair and reasonable.
Senior Officer of the Fund, who is           and after taking account of all of the
independent of AIM and AIM's affiliates,     other factors that the Board considered       o Fees relative to those of comparable
is to manage the process by which the        in determining whether to continue the        funds with other advisors. The Board
Fund's proposed management fees are          Advisory Agreement for the Fund, the          reviewed the advisory fee rate for the
negotiated to ensure that they are           Board concluded that no changes should        Fund under the Advisory Agreement. The
negotiated in a manner which is at arm's     be made to the Fund and that it was not       Board compared effective contractual
length and reasonable. To that end, the      necessary to change the Fund's portfolio      advisory fee rates at a common asset
Senior Officer must either supervise a       management team at this time. However,        level and noted that the Fund's rate was
competitive bidding process or prepare       due to the Fund's under-performance, the      above the median rate of the funds
an independent written evaluation. The       Board also concluded that it would be         advised by other advisors with
Senior Officer has recommended an            appropriate for management and the Board      investment strategies comparable to
independent written evaluation in lieu       to continue to closely monitor the            those of the Fund that the Board
of a competitive bidding process and,        performance of the Fund.                      reviewed. The Board noted that AIM has
upon the direction of the Board, has                                                       agreed to limit the Fund's total
prepared such an independent written         o The performance of the Fund relative        operating expenses, as discussed below.
evaluation. Such written evaluation also     to indices. The Board reviewed the            Based on this review, the Board
considered certain of the factors            performance of the Fund during the past       concluded that the advisory fee rate for
discussed below. In addition, as             one, three and five calendar years            the Fund under the Advisory Agreement
discussed below, the Senior Officer made     against the performance of the Lipper         was fair and reasonable.
certain recommendations to the Board in      BBB-Rated Fund Index. The Board noted
connection with such written evaluation.     that the Fund's performance for the           o Expense limitations and fee waivers.
                                             three and five year periods was below         The Board noted that AIM has
   The discussion below serves as a          the performance of such Index and             contractually agreed to waive fees
summary of the Senior Officer's              comparable to such Index for the one          and/or limit expenses of the Fund
independent written evaluation and           year period. Based on this review and         through June 30, 2006 so that total
recommendations to the Board in              after taking account of all of the other      annual operating expenses are limited to
connection therewith, as well as a           factors that the Board considered in          a specified percentage of average daily
discussion of the material factors and       determining whether to continue the           net assets for each class of the Fund.
the conclusions with respect thereto         Advisory Agreement for the Fund, the          The Board considered the contractual
that formed the basis for the Board's        Board concluded that no changes should        nature of this fee waiver and noted that
approval of the Advisory Agreement.          be made to the Fund and that it was not       it remains in effect until June 30,
After consideration of all of the            necessary to change the Fund's portfolio      2006. The Board considered the effect
factors below and based on its informed      management team at this time. However,        this fee waiver/expense limitation would
business judgment, the Board determined      due to the Fund's under-performance, the      have on the Fund's estimated expenses
that the Advisory Agreement is in the        Board also concluded that it would be         and concluded that the levels of fee
best interests of the Fund and its           appropriate for management and the Board      waivers/expense limitations for the Fund
shareholders and that the compensation       to continue to closely monitor the            were fair and reasonable.
to AIM under the Advisory Agreement is       performance of the Fund.
fair and reasonable and would have been
obtained through arm's length
negotiations.

o The nature and extent of the advisory
services to be provided by AIM. The
Board reviewed the services to be
provided by AIM under the Advisory
Agreement. Based on such review, the
Board concluded that the range of
services to be provided by AIM under the Advisory Agreement was appropriate and that AIM currently is providing services in accordance with the terms of the Advisory Agreement.

                                                                                                                         (continued)

AIM V.I. DIVERSIFIED INCOME FUND

o Breakpoints and economies of scale.        o Independent written evaluation and          o Historical relationship between the
The Board reviewed the structure of the      recommendations of the Fund's Senior          Fund and AIM. In determining whether to
Fund's advisory fee under the Advisory       Officer. The Board noted that, upon           continue the Advisory Agreement for the
Agreement, noting that it includes one       their direction, the Senior Officer of        Fund, the Board also considered the
breakpoint. The Board reviewed the level     the Fund had prepared an independent          prior relationship between AIM and the
of the Fund's advisory fees, and noted       written evaluation in order to assist         Fund, as well as the Board's knowledge
that such fees, as a percentage of the       the Board in determining the                  of AIM's operations, and concluded that
Fund's net assets, would decrease as net     reasonableness of the proposed                it was beneficial to maintain the
assets increase because the Advisory         management fees of the AIM Funds,             current relationship, in part, because
Agreement includes a breakpoint. The         including the Fund. The Board noted that      of such knowledge. The Board also
Board noted that, due to the Fund's          the Senior Officer's written evaluation       reviewed the general nature of the
current asset levels and the way in          had been relied upon by the Board in          non-investment advisory services
which the advisory fee breakpoints have      this regard in lieu of a competitive          currently performed by AIM and its
been structured, the Fund has yet to         bidding process. In determining whether       affiliates, such as administrative,
benefit from the breakpoint. The Board       to continue the Advisory Agreement for        transfer agency and distribution
concluded that the Fund's fee levels         the Fund, the Board considered the            services, and the fees received by AIM
under the Advisory Agreement therefore       Senior Officer's written evaluation and       and its affiliates for performing such
would reflect economies of scale at          the recommendation made by the Senior         services. In addition to reviewing such
higher asset levels and that it was not      Officer to the Board that the Board           services, the trustees also considered
necessary to change the advisory fee         consider implementing a process to            the organizational structure employed by
breakpoints in the Fund's advisory fee       assist them in more closely monitoring        AIM and its affiliates to provide those
schedule.                                    the performance of the AIM Funds. The         services. Based on the review of these
                                             Board concluded that it would be              and other factors, the Board concluded
o Investments in affiliated money market     advisable to implement such a process as      that AIM and its affiliates were
funds. The Board also took into account      soon as reasonably practicable.               qualified to continue to provide
the fact that uninvested cash and cash                                                     non-investment advisory services to the
collateral from securities lending           o Profitability of AIM and its                Fund, including administrative, transfer
arrangements (collectively, "cash            affiliates. The Board reviewed                agency and distribution services, and
balances") of the Fund may be invested       information concerning the profitability      that AIM and its affiliates currently
in money market funds advised by AIM         of AIM's (and its affiliates')                are providing satisfactory
pursuant to the terms of an SEC              investment advisory and other activities      non-investment advisory services.
exemptive order. The Board found that        and its financial condition. The Board
the Fund may realize certain benefits        considered the overall profitability of       o Other factors and current trends. In
upon investing cash balances in AIM          AIM, as well as the profitability of AIM      determining whether to continue the
advised money market funds, including a      in connection with managing the Fund.         Advisory Agreement for the Fund, the
higher net return, increased liquidity,      The Board noted that AIM's operations         Board considered the fact that AIM,
increased diversification or decreased       remain profitable, although increased         along with others in the mutual fund
transaction costs. The Board also found      expenses in recent years have reduced         industry, is subject to regulatory
that the Fund will not receive reduced       AIM's profitability. Based on the review      inquiries and litigation related to a
services if it invests its cash balances     of the profitability of AIM's and its         wide range of issues. The Board also
in such money market funds. The Board        affiliates' investment advisory and           considered the governance and compliance
noted that, to the extent the Fund           other activities and its financial            reforms being undertaken by AIM and its
invests in affiliated money market           condition, the Board concluded that the       affiliates, including maintaining an
funds, AIM has voluntarily agreed to         compensation to be paid by the Fund to        internal controls committee and
waive a portion of the advisory fees it      AIM under its Advisory Agreement was not      retaining an independent compliance
receives from the Fund attributable to       excessive.                                    consultant, and the fact that AIM has
such investment. The Board further                                                         undertaken to cause the Fund to operate
determined that the proposed securities      o Benefits of soft dollars to AIM. The        in accordance with certain governance
lending program and related procedures       Board considered the benefits realized        policies and practices. The Board
with respect to the lending Fund is in       by AIM as a result of brokerage               concluded that these actions indicated a
the best interests of the lending Fund       transactions executed through "soft           good faith effort on the part of AIM to
and its respective shareholders. The         dollar" arrangements. Under these             adhere to the highest ethical standards,
Board therefore concluded that the           arrangements, brokerage commissions paid      and determined that the current
investment of cash collateral received       by the Fund and/or other funds advised        regulatory and litigation environment to
in connection with the securities            by AIM are used to pay for research and       which AIM is subject should not prevent
lending program in the money market          execution services. This research is          the Board from continuing the Advisory
funds according to the procedures is in      used by AIM in making investment              Agreement for the Fund.
the best interests of the lending Fund       decisions for the Fund. The Board
and its respective shareholders.             concluded that such arrangements were
                                             appropriate.

                                             o AIM's financial soundness in light of
                                             the Fund's needs. The Board considered
                                             whether AIM is financially sound and has
                                             the resources necessary to perform its
                                             obligations under the Advisory
                                             Agreement, and concluded that AIM has
                                             the financial resources necessary to
                                             fulfill its obligations under the
                                             Advisory Agreement.

SCHEDULE OF INVESTMENTS

June 30, 2005
(Unaudited)


                                                PRINCIPAL       MARKET
                                                  AMOUNT         VALUE
-------------------------------------------------------------------------
U.S. DOLLAR DENOMINATED BONDS & NOTES-70.14%

ADVERTISING-0.23%

Interpublic Group of Cos., Inc. (The), Sr.
  Unsec. Notes, 7.88%, 10/15/05(a)             $    139,000   $   139,591
=========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.44%

Bank of New York Institutional Capital Trust-
  Series A, Bonds, 7.78%, 12/01/26 (Acquired
  06/12/03; Cost $298,178)(a)(b)                    250,000       269,737
=========================================================================

BROADCASTING & CABLE TV-4.39%

Adelphia Communications Corp., Sr. Unsec.
  Notes, 10.88%, 10/01/10(a)(c)                     350,000       309,750
-------------------------------------------------------------------------
Cablevision Systems Corp.-Series B, Sr.
  Floating Rate Global Notes, 7.89%,
  04/01/09(a)(d)                                    125,000       125,781
-------------------------------------------------------------------------
Charter Communications Operating, LLC/Charter
  Communications Operating Capital Corp., Sr.
  Second Lien Notes, 8.00%, 04/30/12
  (Acquired 05/11/04; Cost $154,000)(a)(b)          160,000       160,800
-------------------------------------------------------------------------
Comcast Corp. Sr. Sub. Deb., 10.63%,
  07/15/12(a)                                       150,000       196,881
-------------------------------------------------------------------------
  Sr. Unsec. Deb., 9.50%, 08/01/13(a)               500,000       526,005
-------------------------------------------------------------------------
  Sr. Unsec. Sub. Notes, 10.50%, 06/15/06(a)        535,000       568,882
-------------------------------------------------------------------------
Cox Radio, Inc., Sr. Unsec. Notes, 6.63%,
  02/15/06(a)                                       125,000       126,989
-------------------------------------------------------------------------
CSC Holdings Inc. Sr. Unsec. Notes, 7.88%,
  12/15/07(a)                                       155,000       160,425
-------------------------------------------------------------------------
  Sr. Unsec. Unsub. Notes, 7.63%, 04/01/11(a)        55,000        55,000
-------------------------------------------------------------------------
Time Warner Cos., Inc., Sr. Unsec. Gtd. Deb.,
  7.57%, 02/01/24(a)                                390,000       470,254
=========================================================================
                                                                2,700,767
=========================================================================

COMMODITY CHEMICALS-0.20%

Equistar Chemicals L.P./Equistar Funding
  Corp., Sr. Unsec. Gtd. Global Notes,
  10.13%, 09/01/08(a)                               115,000       125,062
=========================================================================

CONSUMER FINANCE-9.26%

Capital One Capital I, Sub. Trust Pfd.
  Floating Rate Bonds, 4.76%, 02/01/27
  (Acquired 09/15/04-09/16/04; Cost
  $279,609)(a)(b)(e)                                275,000       275,921
-------------------------------------------------------------------------
Ford Motor Credit Co. Global Notes, 7.60%,
  08/01/05(a)                                       525,000       525,877
-------------------------------------------------------------------------
  Medium Term Notes, 7.75%, 02/15/07(a)             125,000       127,265
-------------------------------------------------------------------------
  Unsec. Global Notes,
  6.50%, 01/25/07(a)                                750,000       760,020
-------------------------------------------------------------------------

                                                PRINCIPAL       MARKET
                                                  AMOUNT         VALUE
-------------------------------------------------------------------------

CONSUMER FINANCE-(CONTINUED)

  6.88%, 02/01/06(a)                           $    960,000   $   968,093
-------------------------------------------------------------------------
  Unsec. Notes, 6.13%, 01/09/06(a)                  138,000       138,629
-------------------------------------------------------------------------
General Motors Acceptance Corp.
  Floating Rate Medium Term Notes, 4.15%,
  05/18/06(a)(e)                                  1,240,000     1,231,655
-------------------------------------------------------------------------
  Global Notes, 7.50%, 07/15/05(a)                  250,000(f)     250,270
-------------------------------------------------------------------------
  Sr. Unsec. Gtd. Medium Term Notes, 2.00%,
  07/15/05(a)                                        35,000        34,989
-------------------------------------------------------------------------
  Unsec. Unsub. Global Notes, 6.75%,
  01/15/06(a)                                     1,380,000(f)   1,391,578
=========================================================================
                                                                5,704,297
=========================================================================

DISTILLERS & VINTNERS-0.30%

Constellation Brands, Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 8.13%, 01/15/12(a)        170,000       182,325
=========================================================================

DIVERSIFIED BANKS-6.36%

AB Spintab (Sweden), Bonds, 7.50% (Acquired
  02/12/04; Cost $334,806)(a)(b)(g)                 300,000       311,035
-------------------------------------------------------------------------
Abbey National PLC (United Kingdom), Sub.
  Yankee Notes, 7.35%(a)(g)                         250,000       261,132
-------------------------------------------------------------------------
American Savings Bank, Notes, 6.63%, 02/15/06
  (Acquired 03/05/03; Cost $66,543)(a)(b)            60,000        60,737
-------------------------------------------------------------------------
Banco Nacional de Comercio Exterior S.N.C.
  (Mexico), Notes, 3.88%, 01/21/09 (Acquired
  02/25/04; Cost $201,669)(a)(b)                    205,000       197,686
-------------------------------------------------------------------------
Bangkok Bank PCL (Hong Kong), Unsec. Sub.
  Notes, 9.03%, 03/15/29 (Acquired 04/21/05-
  04/22/05; Cost $591,442)(a)(b)                    475,000       616,650
-------------------------------------------------------------------------
BankBoston Capital Trust IV, Gtd. Floating
  Rate Trust Pfd. Notes, 3.97%,
  06/08/28(a)(e)                                    300,000       289,941
-------------------------------------------------------------------------
Centura Capital Trust I, Gtd. Trust Pfd.
  Notes, 8.85%, 06/01/27 (Acquired 05/22/03;
  Cost $632,715)(a)(b)                              500,000       554,535
-------------------------------------------------------------------------
Corporacion Andina de Fomento (Venezuela),
  Unsec. Global Notes, 6.88%, 03/15/12(a)           175,000       199,715
-------------------------------------------------------------------------
Danske Bank A/S (Denmark), First Tier Bonds,
  5.91% (Acquired 06/07/04; Cost
  $195,000)(a)(b)(g)                                195,000       208,974
-------------------------------------------------------------------------
First Empire Capital Trust I, Gtd. Notes,
  8.23%, 02/01/27(a)                                260,000       282,766
-------------------------------------------------------------------------
Golden State Bancorp. Inc., Sub. Deb.,
  10.00%, 10/01/06(a)                                35,000        37,486
-------------------------------------------------------------------------

                        AIM V.I. DIVERSIFIED INCOME FUND


                                                PRINCIPAL       MARKET
                                                  AMOUNT         VALUE
-------------------------------------------------------------------------
DIVERSIFIED BANKS-(CONTINUED)

Lloyds Bank PLC (United Kingdom)-Series 1,
  Unsec. Sub. Floating Rate Euro Notes,
  3.88%(a)(d)(g)                               $    180,000   $   159,483
-------------------------------------------------------------------------
National Bank of Canada (Canada), Floating
  Rate Euro Deb., 3.31%, 08/29/87(a)(d)             200,000       161,912
-------------------------------------------------------------------------
National Westminster Bank PLC (United
  Kingdom)- Series B, Unsec. Sub. Floating
  Rate Euro Notes, 3.31%,(a)(d)(g)                  280,000       252,294
-------------------------------------------------------------------------
NBD Bank N.A. Michigan, Unsec. Sub. Deb.,
  8.25%, 11/01/24(a)                                140,000       196,267
-------------------------------------------------------------------------
RBS Capital Trust III, Sub. Trust Pfd. Global
  Notes, 5.51%(a)(g)                                120,000       124,544
=========================================================================
                                                                3,915,157
=========================================================================

DIVERSIFIED CAPITAL MARKETS-0.73%

UBS Preferred Funding Trust I, Gtd. Global
  Bonds, 8.62%(a)(g)                                375,000       449,081
=========================================================================

ELECTRIC UTILITIES-1.58%

AmerenEnergy Generating Co.-Series C, Sr.
  Unsec. Global Notes, 7.75%, 11/01/05(a)           100,000       101,234
-------------------------------------------------------------------------
Consolidated Edison Co. of New York-Series A,
  Unsec. Deb., 7.75%, 06/01/26(a)                   300,000       318,099
-------------------------------------------------------------------------
Dynegy Holdings Inc., Sr. Sec. Gtd. Second
  Priority Notes, 10.13%, 07/15/13 (Acquired
  08/01/03; Cost $143,865)(a)(b)                    145,000       164,575
-------------------------------------------------------------------------
Yorkshire Power Finance (Cayman Islands)-
  Series B, Sr. Unsec. Gtd. Unsub. Global
  Notes, 6.50%, 02/25/08(a)                         375,000       389,479
=========================================================================
                                                                  973,387
=========================================================================

FOOD RETAIL-0.28%

Couche-Tard U.S. L.P./Couche-Tard Finance
  Corp., Sr. Sub. Global Notes, 7.50%,
  12/15/13(a)                                       160,000       170,000
=========================================================================

GAS UTILITIES-0.82%

Columbia Energy Group-Series C, Notes, 6.80%,
  11/28/05(a)                                       500,000       504,870
=========================================================================

GENERAL MERCHANDISE STORES-0.13%

Pantry, Inc. (The), Sr. Sub. Global Notes,
  7.75%, 02/15/14(a)                                 80,000        82,000
=========================================================================

GOLD-0.50%

Newmont Mining Corp., Notes, 5.88%,
  04/01/35(a)                                       300,000       307,986
=========================================================================

HEALTH CARE FACILITIES-1.19%

HCA Inc. Medium Term Notes, 8.85%,
  01/01/07(a)                                       250,000       262,330
-------------------------------------------------------------------------
  Notes, 7.00%, 07/01/07(a)                         450,000       470,367
=========================================================================
                                                                  732,697
=========================================================================

HEALTH CARE SERVICES-0.32%

Orlando Lutheran Towers Inc., Bonds, 7.75%,
  07/01/11(h)                                       200,000       200,000
=========================================================================

                                                PRINCIPAL       MARKET
                                                  AMOUNT         VALUE
-------------------------------------------------------------------------


HOMEBUILDING-1.63%

D.R. Horton, Inc. Sr. Unsec. Gtd. Notes,
  8.00%, 02/01/09(a)                           $    200,000   $   218,750
-------------------------------------------------------------------------
  Sr. Unsec. Notes, 7.88%, 08/15/11(a)              400,000       449,000
-------------------------------------------------------------------------
Pulte Homes, Inc., Unsec. Gtd. Notes, 7.30%,
  10/24/05(a)                                       100,000       100,940
-------------------------------------------------------------------------
Ryland Group, Inc. (The), Sr. Unsec. Unsub.
  Notes,
  8.00%, 08/15/06(a)                                 50,000        51,914
-------------------------------------------------------------------------
  9.75%, 09/01/10(a)                                175,000       185,038
=========================================================================
                                                                1,005,642
=========================================================================

HOTELS, RESORTS & CRUISE LINES-0.30%

Intrawest Corp. (Canada), Sr. Unsec. Global
  Notes, 7.50%, 10/15/13(a)                         180,000       185,400
=========================================================================

HOUSEWARES & SPECIALTIES-1.32%

American Greetings Corp., Unsec. Putable
  Deb., 6.10%, 08/01/08(a)                          790,000       814,292
=========================================================================

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS-0.25%

Calpine Generating Co., Sec. Floating Rate
  Global Notes, 8.86%, 04/01/10(a)(i)               155,000       153,062
=========================================================================

INDUSTRIAL CONGLOMERATES-0.13%

URC Holdings Corp., Sr. Notes, 7.88%,
  06/30/06 (Acquired 10/08/03; Cost
  $84,920)(a)(b)                                     75,000        77,528
=========================================================================

INTEGRATED OIL & GAS-3.06%

Amerada Hess Corp., Unsec. Notes, 7.13%,
  03/15/33(a)                                       540,000       643,858
-------------------------------------------------------------------------
ConocoPhillips, Unsec. Deb., 7.13%,
  03/15/28(a)                                       300,000       325,137
-------------------------------------------------------------------------
Husky Oil Ltd. (Canada) Sr. Unsec. Yankee
  Notes, 7.13%, 11/15/06(a)                         300,000       310,959
-------------------------------------------------------------------------
  Yankee Bonds, 8.90%, 08/15/28(a)                  540,000       606,825
=========================================================================
                                                                1,886,779
=========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-4.27%

France Telecom S.A. (France), Sr. Unsec.
  Global Notes, 8.50%, 03/01/31(a)                  260,000       368,280
-------------------------------------------------------------------------
GTE Hawaiian Telephone Co., Inc.-Series A,
  Unsec. Deb., 7.00%, 02/01/06(a)                   100,000       100,454
-------------------------------------------------------------------------
Qwest Communications International, Inc., Sr.
  Unsec. Gtd. Sub. Global Notes, 7.25%,
  02/15/11(a)                                       200,000       193,500
-------------------------------------------------------------------------
Sprint Corp., Deb., 9.25%, 04/15/22(a)              180,000       246,157
-------------------------------------------------------------------------
Verizon California Inc.-Series F, Unsec.
  Deb., 6.75%, 05/15/27(a)                          300,000       327,570
-------------------------------------------------------------------------

                        AIM V.I. DIVERSIFIED INCOME FUND


                                                PRINCIPAL       MARKET
                                                  AMOUNT         VALUE
-------------------------------------------------------------------------
INTEGRATED TELECOMMUNICATION SERVICES-(CONTINUED)

Verizon Communications Inc.
  Unsec. Deb., 8.75%, 11/01/21(a)              $    400,000   $   539,144
-------------------------------------------------------------------------
  Unsec. Gtd. Deb., 6.94%, 04/15/28(a)              178,000       207,418
-------------------------------------------------------------------------
Verizon Florida Inc.-Series F, Sr. Unsec.
  Deb., 6.13%, 01/15/13(a)                          175,000       187,829
-------------------------------------------------------------------------
Verizon Maryland Inc.-Series A, Unsec. Global
  Notes, 6.13%, 03/01/12(a)                         265,000       284,512
-------------------------------------------------------------------------
Verizon Virginia Inc.-Series A, Unsec. Global
  Deb., 4.63%, 03/15/13(a)                          175,000       173,089
=========================================================================
                                                                2,627,953
=========================================================================

INTERNET RETAIL-0.14%

IAC/InterActive Corp., Sr. Unsec. Gtd. Unsub.
  Notes, 6.75%, 11/15/05(a)                          88,000        88,721
=========================================================================

INVESTMENT BANKING & BROKERAGE-0.53%

Goldman Sachs Capital I, Gtd. Sub. Trust Pfd.
  Bonds, 6.35%, 02/15/34(a)                         300,000       328,068
=========================================================================

LIFE & HEALTH INSURANCE-1.42%

Americo Life Inc., Notes, 7.88%, 05/01/13
  (Acquired 04/25/03; Cost $93,875)(a)(b)            95,000       101,367
-------------------------------------------------------------------------
Prudential Holdings, LLC-Series B, Bonds,
  7.25%, 12/18/23 (Acquired
  01/22/04-01/29/04; Cost $588,417)(a)(b)(j)        500,000       613,225
-------------------------------------------------------------------------
ReliaStar Financial Corp., Unsec. Notes,
  8.00%, 10/30/06(a)                                150,000       157,884
=========================================================================
                                                                  872,476
=========================================================================

METAL & GLASS CONTAINERS-0.41%

Owens-Brockway Glass Container Inc., Sr.
  Unsec. Gtd. Global Notes, 8.25%,
  05/15/13(a)                                       235,000       255,562
=========================================================================

MOVIES & ENTERTAINMENT-0.31%

Time Warner Entertainment Co. L.P., Sr.
  Unsec. Deb., 8.38%, 03/15/23(a)                   150,000       191,524
=========================================================================

MULTI-UTILITIES-0.31%

AES Red Oak LLC-Series A, Sr. Sec. Bonds,
  8.54%, 11/30/19(a)                                168,245       188,435
=========================================================================

MUNICIPALITIES-4.89%

Dallas (City of), Texas; Taxable Pension
  Limited Tax Series 2005 A GO,
  4.61%, 02/15/14(a)                                 75,000        76,312
-------------------------------------------------------------------------
  5.20%, 02/15/35(a)                                125,000       132,467
-------------------------------------------------------------------------
Detroit (City of), Michigan; Taxable Capital
  Improvement Limited Tax Series 2005 A-1 GO,
  4.96%, 04/01/20(a)(j)                             130,000       130,404
-------------------------------------------------------------------------

                                                PRINCIPAL       MARKET
                                                  AMOUNT         VALUE
-------------------------------------------------------------------------

MUNICIPALITIES-(CONTINUED)

Indianapolis (City of), Indiana Local Public
  Improvement Bond Bank;
  Taxable Series 2005 A RB,
  4.87%, 07/15/16(a)                           $    100,000   $   102,375
-------------------------------------------------------------------------
  5.22%, 07/15/20(a)                                125,000       128,781
-------------------------------------------------------------------------
  5.28%, 01/15/22(a)                                100,000       103,000
-------------------------------------------------------------------------
Industry (City of), California Urban
  Development Agency (Project 3); Taxable
  Allocation Series 2003 RB, 6.10%,
  05/01/24(a)(j)                                    650,000       684,125
-------------------------------------------------------------------------
Louisiana (State of); Refunding Unlimited Tax
  Series 2005 A GO, 5.00%, 08/01/14(a)(j)(k)        300,000       335,445
-------------------------------------------------------------------------
Michigan (State of), Western Michigan
  University; Series 2005 RB, 5.25%,
  11/15/24(a)(j)(k)                                 100,000       105,157
-------------------------------------------------------------------------
Michigan (State of), Western Michigan
  University; Taxable Series 2005 RB, 4.41%,
  11/15/14(a)(j)                                    100,000       101,828
-------------------------------------------------------------------------
New Hampshire (State of); Taxable Unlimited
  Tax Series 2005 B GO, 4.65%, 05/15/15(a)          125,000       128,437
-------------------------------------------------------------------------
New Jersey (State of) Economic Development
  Authority (School Facilities Construction);
  Refunding Series 2005 K RB, 5.25%,
  12/15/14(a)(j)(k)                                  50,000        56,553
-------------------------------------------------------------------------
Oregon (State of) Community College District;
  Taxable Pension Limited Tax Series 2005 GO,
  4.83%, 06/30/28(a)(j)                             185,000       185,011
-------------------------------------------------------------------------
Phoenix (City of), Arizona Civic Improvement
  Corp.; Taxable Rental Car Facility Series
  2004 RB,
  3.69%, 07/01/07(a)(j)                             225,000       223,722
-------------------------------------------------------------------------
  4.21%, 07/01/08(a)(j)                             300,000       301,002
-------------------------------------------------------------------------
Sacramento (County of), California; Taxable
  Pension Funding CARS Series 2004 C-1 RB,
  6.80%, 07/10/30(a)(j)(l)                          225,000       216,212
=========================================================================
                                                                3,010,831
=========================================================================

OIL & GAS EXPLORATION & PRODUCTION-2.74%

Newfield Exploration Co., Sr. Unsec. Unsub.
  Notes, 7.63%, 03/01/11(a)                         320,000       352,000
-------------------------------------------------------------------------
Pemex Project Funding Master Trust Unsec.
  Gtd. Unsub. Global Notes, 8.63%,
  02/01/22(a)                                       675,000       823,568
-------------------------------------------------------------------------
  Unsec. Gtd. Unsub. Notes, 5.75%, 12/15/15
  (Acquired 06/27/05; Cost $243,278)(a)(b)          245,000       243,065
-------------------------------------------------------------------------
Petrozuata Finance, Inc. (Venezuela)-Series
  A, Gtd. Notes, 7.63%, 04/01/09 (Acquired
  10/13/04; Cost $290,796)(a)(b)                    274,336       266,106
=========================================================================
                                                                1,684,739
=========================================================================

OIL & GAS REFINING & MARKETING-0.16%

Enterprise Products Operating L.P., Sr.
  Notes, 4.95%, 06/01/10(a)                         100,000       100,717
=========================================================================

                        AIM V.I. DIVERSIFIED INCOME FUND


                                                PRINCIPAL       MARKET
                                                  AMOUNT         VALUE
-------------------------------------------------------------------------

OTHER DIVERSIFIED FINANCIAL SERVICES-6.31%

ING Capital Funding Trust III, Gtd. Trust
  Pfd. Global Bonds, 8.44%(a)(g)               $    250,000   $   296,120
-------------------------------------------------------------------------
Mizuho JGB Investment LLC-Series A, Bonds,
  9.87%, (Acquired 06/16/04-06/14/05; Cost
  $565,964)(a)(b)(g)                                500,000       566,335
-------------------------------------------------------------------------
Pemex Finance Ltd. (Cayman Islands), Sr.
  Unsec. Global Notes, 8.02%, 05/15/07(a)           253,333       262,932
-------------------------------------------------------------------------
Pemex Finance Ltd. (Cayman Islands)-Series
  1999-2, Class A1, Global Bonds, 9.69%,
  08/15/09(a)                                       403,750       445,033
-------------------------------------------------------------------------
Premium Asset Trust-Series 2004-04, Sr.
  Notes, 4.13%, 03/12/09 (Acquired 03/04/04;
  Cost $399,732)(a)(b)                              400,000       388,496
-------------------------------------------------------------------------
Regional Diversified Funding (Cayman
  Islands), Sr. Floating Rate Notes, 3.46%,
  01/25/36 (Acquired 03/21/05; Cost
  $500,000)(a)(b)(e)(h)                             500,000       500,313
-------------------------------------------------------------------------
  Sr. Notes, 9.25%, 03/15/30 (Acquired
  01/10/03-09/22/04; Cost $525,327)(a)(h)           453,889       564,257
-------------------------------------------------------------------------
Toll Road Investors Partnership II,
  L.P.-Series A, Bonds, 5.49%, 02/15/45
  (Acquired 03/11/05-05/03/05; Cost
  $561,927)(b)(c)(h)(l)                           4,800,000       586,500
-------------------------------------------------------------------------
UFJ Finance Aruba AEC (Aruba), Gtd. Sub.
  Second Tier Euro Bonds, 8.75%(a)(g)               250,000       276,688
=========================================================================
                                                                3,886,674
=========================================================================

PROPERTY & CASUALTY INSURANCE-3.13%

Executive Risk Capital Trust-Series B, Gtd.
  Bonds, 8.68%, 02/01/27(a)                         125,000       137,323
-------------------------------------------------------------------------
First American Capital Trust I, Gtd. Trust
  Pfd. Notes, 8.50%, 04/15/12(a)                    700,000       785,631
-------------------------------------------------------------------------
Oil Casualty Insurance Ltd. (Bermuda), Unsec.
  Sub. Deb., 8.00%, 09/15/34 (Acquired
  04/29/05-06/09/05; Cost $437,512)(a)(b)           410,000       447,872
-------------------------------------------------------------------------
Oil Insurance Ltd. (Bermuda), Unsec. Sub.
  Deb., 5.15%, 08/15/33 (Acquired
  01/21/04-06/09/05; Cost $569,573)(a)(b)           550,000       559,438
=========================================================================
                                                                1,930,264
=========================================================================

REAL ESTATE-0.82%

Health Care Property Investors, Inc., Notes,
  5.63%, 05/01/17(a)                                200,000       204,288
-------------------------------------------------------------------------
Health Care REIT, Inc., Sr. Notes, 5.88%,
  05/15/15(a)                                       125,000       127,511
-------------------------------------------------------------------------
Host Marriott L.P.-Series I, Unsec. Gtd.
  Global Notes, 9.50%, 01/15/07(a)                  165,000       176,138
=========================================================================
                                                                  507,937
=========================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-0.55%

Southern Investments UK PLC (United Kingdom),
  Sr. Unsec. Unsub. Yankee Notes, 6.80%,
  12/01/06(a)                                       325,000       335,741
=========================================================================

                                                PRINCIPAL       MARKET
                                                  AMOUNT         VALUE
-------------------------------------------------------------------------


REGIONAL BANKS-2.03%

Cullen/Frost Capital Trust I, Unsec. Sub.
  Floating Rate Notes, 4.88%, 03/01/34(a)(e)   $    600,000   $   621,558
-------------------------------------------------------------------------
Greater Bay Bancorp-Series B, Sr. Notes,
  5.25%, 03/31/08(a)                                350,000       356,633
-------------------------------------------------------------------------
PNC Capital Trust C, Gtd. Floating Rate Trust
  Pfd. Bonds, 3.90%, 06/01/28(a)(e)                 100,000        95,364
-------------------------------------------------------------------------
TCF Financial Corp., Sub. Notes, 5.00%,
  06/15/14(a)                                       175,000       176,440
=========================================================================
                                                                1,249,995
=========================================================================

REINSURANCE-0.56%

GE Global Insurance Holding Corp., Unsec.
  Notes,
  7.00%, 02/15/26(a)                                125,000       135,934
-------------------------------------------------------------------------
  7.75%, 06/15/30(a)                                175,000       207,436
=========================================================================
                                                                  343,370
=========================================================================

RESTAURANTS-0.37%

McDonald's Corp., Unsec. Deb., 7.05%,
  11/15/25(a)                                       220,000       229,621
=========================================================================

SOVEREIGN DEBT-4.30%

Federative Republic of Brazil (Brazil) Gtd.
  Bonds, 8.00%, 04/15/14(a)                         184,711       190,390
-------------------------------------------------------------------------
  Unsub. Global Bonds, 11.00%, 08/17/40(a)          175,000       210,000
-------------------------------------------------------------------------
Federative Republic of Brazil (Brazil)-Series
  EI-L, Floating Rate Bonds, 4.25%,
  04/15/06(a)(d)                                    128,000       128,134
-------------------------------------------------------------------------
Russian Federation (Russia) Unsec. Unsub.
  Bonds, 7.50%, 03/31/30 (Acquired 05/18/04;
  Cost $360,250)(a)(b)(m)                           400,000       446,072
-------------------------------------------------------------------------
  8.75%, 07/24/05 (Acquired 09/10/04; Cost
  $52,475)(a)(b)                                     50,000        50,140
-------------------------------------------------------------------------
  Unsec. Unsub. Euro Bonds, 8.75%, 07/24/05
  (Acquired 05/14/04; Cost $554,663)(a)(b)          525,000       526,943
-------------------------------------------------------------------------
  Unsec. Unsub. Euro Bonds-REGS, 10.00%,
  06/26/07 (Acquired 05/14/04; Cost
  $364,406)(a)(b)                                   325,000       358,573
-------------------------------------------------------------------------
United Mexican States (Mexico)-Series A,
  Medium Term Global Notes,
  6.63%, 03/03/15(a)                                150,000       164,175
-------------------------------------------------------------------------
  7.50%, 04/08/33(a)                                500,000       572,550
=========================================================================
                                                                2,646,977
=========================================================================

THRIFTS & MORTGAGE FINANCE-0.50%

Greenpoint Capital Trust I, Gtd. Sub. Trust
  Pfd. Notes, 9.10%, 06/01/27(a)                    275,000       306,389
=========================================================================

TOBACCO-0.18%

Altria Group, Inc., Unsec. Notes, 6.38%,
  02/01/06(a)                                       110,000       111,469
=========================================================================

TRADING COMPANIES & DISTRIBUTORS-1.08%

Western Power Distribution Holdings Ltd.
  (United Kingdom), Unsec. Unsub. Notes,
  7.38%, 12/15/28 (Acquired
  01/25/05-03/03/05; Cost $652,313)(a)(b)           575,000       662,636
=========================================================================

                        AIM V.I. DIVERSIFIED INCOME FUND


                                                PRINCIPAL       MARKET
                                                  AMOUNT         VALUE
-------------------------------------------------------------------------

TRUCKING-1.16%

Roadway Corp., Sr. Sec. Gtd. Global Notes,
  8.25%, 12/01/08(a)                           $    650,000   $   713,317
=========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.55%

TeleCorp PCS, Inc., Sr. Unsec. Gtd. Sub.
  Global Notes, 10.63%, 07/15/10(a)                 320,000       337,568
=========================================================================
    Total U.S. Dollar Denominated Bonds &
      Notes (Cost $42,691,537)                                 43,190,644
=========================================================================

NON-U.S. DOLLAR DENOMINATED BONDS &
  NOTES-9.57%(N)

AUSTRALIA-1.50%

New South Wales Treasury Corp. (Sovereign
  Debt), Gtd. Euro Bonds, 5.50%, 08/01/14(a)
        AUD                                       1,200,000       923,958
=========================================================================

CANADA-0.59%

Canadian Government (Sovereign Debt), Gtd.
  Bonds, 8.00%, 06/01/23(a)               CAD       300,000       361,787
=========================================================================

CAYMAN ISLANDS-0.69%

Sutton Bridge Financing Ltd. (Electric
  Utilities)- REGS, Gtd. Euro Bonds,
  8.63%, 06/30/22 (Acquired 05/29/97; Cost
  $321,105)(a)(b)                    GBP            200,029       423,728
=========================================================================

GERMANY-1.71%

Bundesrepublik Deutschland (Sovereign Debt),
  Euro Bonds, 4.75%, 07/04/34(a)          EUR       500,000       722,244
-------------------------------------------------------------------------
  6.25%, 01/04/24(a)                    EUR         200,000       330,689
=========================================================================
                                                                1,052,933
=========================================================================

ITALY-0.94%

Italian Government (Sovereign Debt), Unsec.
  Unsub. Global Bonds, 5.88%, 08/14/08(a) AUD       750,000       577,961
=========================================================================

JAPAN-0.83%

Takefuji Corp. (Consumer Finance), Sr. Unsec.
  Medium Term Euro Notes, 1.01%, 03/01/34(a)
   JPY                                          100,000,000       508,150
=========================================================================

LUXEMBOURG-1.48%

International Bank for Reconstruction &
  Development (The) (Diversified
  Banks)-Series E, Sr. Unsec. Medium Term
  Global Notes, 6.39%, 08/20/07(a)(l)     NZD     1,500,000       913,289
=========================================================================

SPAIN-0.75%

Spanish Government (Sovereign Debt), Euro
  Bonds, 4.20%, 01/30/37(a)               EUR       350,000       462,578
=========================================================================

UNITED KINGDOM-1.08%

United Kingdom (Treasury of) (Sovereign
  Debt), Bonds, 5.00%, 09/07/14(a)        GBP       350,000       667,346
=========================================================================
    Total Non-U.S. Dollar Denominated Bonds &
      Notes (Cost $5,613,981)                                   5,891,730
=========================================================================

                                                PRINCIPAL       MARKET
                                                  AMOUNT         VALUE
-------------------------------------------------------------------------


ASSET-BACKED SECURITIES-5.97%

AEROSPACE & DEFENSE-0.45%

Systems 2001 Asset Trust LLC (Cayman
  Islands)- Series 2001, Class G, Pass
  Through Ctfs., 6.66%, 09/15/13 (Acquired
  02/09/05; Cost $277,204)(a)(b)(j)            $    249,767   $   278,178
=========================================================================
MULTI-SECTOR HOLDINGS-0.33%

Longport Funding Ltd. (Cayman Islands)-
  Series 2005-2A, Class A1J, Floating Rate
  Bonds, 3.69%, 02/03/40 (Acquired 03/31/05;
  Cost $200,000)(b)(e)(h)                           200,000       200,000
=========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-4.10%

Citicorp Lease-Series 1999-1, Class A2, Pass
  Through Ctfs., 8.04%, 12/15/19 (Acquired
  07/14/00-05/20/05; Cost $501,544)(a)(b)           450,000       569,686
-------------------------------------------------------------------------
Patrons' Legacy-Series 2003-III-Series A,
  Ctfs., 5.65%, 01/17/17 (Acquired 11/04/04;
  Cost $512,705)(b)(h)                              500,000       519,600
-------------------------------------------------------------------------
Patrons' Legacy-Series 2004-I, Ctfs., 6.67%,
  02/04/17 (Acquired 04/30/04; Cost
  $1,000,000)(b)(h)                               1,000,000     1,039,700
-------------------------------------------------------------------------
Twin Reefs Pass-Through Trust, Floating Rate
  Pass Through Ctfs., 4.19%, (Acquired
  12/07/04; Cost $400,000)(a)(b)(g)(i)              400,000       397,440
=========================================================================
                                                                2,526,426
=========================================================================

PROPERTY & CASUALTY INSURANCE-0.59%

North Front Pass-Through Trust, Notes, 5.81%,
  12/15/24 (Acquired 12/08/04; Cost
  $351,994)(a)(b)                                   350,000       364,217
=========================================================================

REINSURANCE-0.50%

Stingray Pass-Through Trust, Pass Through
  Ctfs., 5.90%, 01/12/15 (Acquired 01/07/05;
  Cost $300,000)(a)(b)                              300,000       305,709
=========================================================================
    Total Asset-Backed Securities (Cost
      $3,541,663)                                               3,674,530
=========================================================================

U.S. MORTGAGE-BACKED SECURITIES-5.09%

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-1.53%

Pass Through Ctfs.,
  8.50%, 03/01/10(a)                                  1,739         1,817
-------------------------------------------------------------------------
  6.50%, 05/01/16 to 08/01/32(a)                     50,393        52,315
-------------------------------------------------------------------------
  6.00%, 05/01/17 to 11/01/33(a)                    357,750       367,726
-------------------------------------------------------------------------
  5.50%, 09/01/17(a)                                144,267       148,165
-------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  5.00%, 07/01/20(a)(o)                             369,580       373,738
=========================================================================
                                                                  943,761
=========================================================================

                        AIM V.I. DIVERSIFIED INCOME FUND


                                                PRINCIPAL       MARKET
                                                  AMOUNT         VALUE
-------------------------------------------------------------------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-2.89%

Pass Through Ctfs.,
  6.00%, 05/01/17 to 07/01/17(a)               $     45,265   $    46,832
-------------------------------------------------------------------------
  5.00%, 11/01/18(a)                                129,034       130,621
-------------------------------------------------------------------------
  7.50%, 04/01/29 to 10/01/29(a)                    123,936       132,579
-------------------------------------------------------------------------
  8.00%, 04/01/32(a)                                 26,889        28,931
-------------------------------------------------------------------------
  7.00%, 02/01/16 to 09/01/32(a)                     71,063        74,840
-------------------------------------------------------------------------
  6.50%, 05/01/16 to 09/01/34(a)                    287,213       298,072
-------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  5.50%, 07/01/20 to 08/01/35(a)                    676,259       687,333
-------------------------------------------------------------------------
  6.00%, 07/01/35(a)(o)                             371,075       380,468
=========================================================================
                                                                1,779,676
=========================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-0.67%

Pass Through Ctfs.,
  8.50%, 11/15/24(a)                                 29,571        32,654
-------------------------------------------------------------------------
  7.00%, 07/15/31 to 08/15/31(a)                      9,150         9,695
-------------------------------------------------------------------------
  7.50%, 06/15/23 to 01/15/32(a)                     36,075        38,894
-------------------------------------------------------------------------
  6.50%, 11/15/31 to 09/15/32(a)                     67,742        70,852
-------------------------------------------------------------------------
  6.00%, 12/15/31 to 11/15/32(a)                     87,065        89,933
-------------------------------------------------------------------------
  5.50%, 02/15/34(a)                                164,786       168,499
=========================================================================
                                                                  410,527
=========================================================================
    Total U.S. Mortgage-Backed Securities
      (Cost $3,123,455)                                         3,133,964
=========================================================================

                                                  SHARES
STOCKS & OTHER EQUITY INTERESTS-4.48%

DIVERSIFIED BANKS-0.32%

HSBC Capital Funding L.P. (United Kingdom),
  4.61% Pfd. (Acquired 11/05/03; Cost
  $186,504)(a)(b)(g)                                200,000       195,638
=========================================================================

INTEGRATED OIL & GAS-0.65%

Shell Frontier Oil & Gas Inc., Series C,
  3.49% Floating Rate Pfd.(a)(e)                          4       400,000
=========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.00%

NTELOS Inc.-Wts., expiring 08/15/10 (Acquired
  11/15/00; Cost $0)(b)(h)(p)(q)                        275             0
=========================================================================

LIFE & HEALTH INSURANCE-0.30%

Aegon N.V. (Netherlands), 6.38% Pfd.                  7,500       189,525
=========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-2.32%

ABN AMRO XVIII Custodial Receipts-Series
  MM18, 2.79% Floating Rate Pfd. (Acquired
  09/10/04; Cost $200,000)(b)(h)(r)                       2       200,000
-------------------------------------------------------------------------
Zurich RegCaPS Funding Trust III, 3.73%
  Floating Rate Pfd. (Acquired
  06/03/04-09/28/04; Cost $586,361)(a)(b)(e)            600       594,513
-------------------------------------------------------------------------

-------------------------------------------------------------------------
                                                                MARKET
                                                  SHARES         VALUE
OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

Zurich RegCaPS Funding Trust IV, 3.80%
  Floating Rate Pfd. (Acquired 01/19/05; Cost
  $244,120)(a)(b)(e)                                    250   $   244,173
-------------------------------------------------------------------------
Zurich RegCaPS Funding Trust VI, 3.98%
  Floating Rate Pfd. (Acquired 01/19/05; Cost
  $388,587)(a)(b)(e)                                    400       388,548
=========================================================================
                                                                1,427,234
=========================================================================

THRIFTS & MORTGAGE FINANCE-0.89%

Fannie Mae-Series J, 4.72% Floating Rate
  Pfd.(s)                                             5,550       274,725
-------------------------------------------------------------------------
Fannie Mae-Series K, 5.40% Floating Rate
  Pfd.(s)                                             5,450       271,955
=========================================================================
                                                                  546,680
=========================================================================
    Total Stocks & Other Equity Interests
      (Cost $2,746,659)                                         2,759,077
=========================================================================

                                                PRINCIPAL
                                                  AMOUNT

U.S. TREASURY SECURITIES-1.44%

U.S. TREASURY INFLATION-INDEXED NOTES-0.24%

0.88%, 04/15/10                                     154,047(t)     150,292
=========================================================================

U.S. TREASURY STRIPS-1.20%

4.76%, 02/15/23(a)                                  850,000       393,924
-------------------------------------------------------------------------
4.71%, 08/15/28(a)                                  925,000       343,406
=========================================================================
                                                                  737,330
=========================================================================
    Total U.S. Treasury Securities (Cost
      $837,027)                                                   887,622
=========================================================================

U.S. GOVERNMENT AGENCY SECURITIES-1.41%

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-1.41%

Unsec. Floating Rate Global Notes, 4.29%,
  02/17/09(a)(i)                                    575,000       570,802
-------------------------------------------------------------------------
Unsec. Global Notes, 3.38%, 12/15/08(a)             300,000       294,735
=========================================================================
    Total U.S. Government Agency Securities
      (Cost $866,268)                                             865,537
=========================================================================

BUNDLED SECURITIES-0.26%

Targeted Return Index Securities Trust-Series
  HY 2004-I, Sec. Bonds, 8.21%, 08/01/05
  (Acquired 04/19/05; Cost $156,337)(a)(b)          151,339       160,127
=========================================================================

                                                  SHARES

MONEY MARKET FUNDS-2.05%

Liquid Assets Portfolio-Institutional
  Class(u)                                          631,820       631,820
-------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(u)         631,820       631,820
=========================================================================
    Total Money Market Funds (Cost
      $1,263,640)                                               1,263,640
=========================================================================
TOTAL INVESTMENTS-100.41% (Cost $60,840,567)                   61,826,871
=========================================================================
OTHER ASSETS LESS LIABILITIES-(0.41%)                            (250,884)
=========================================================================
NET ASSETS-100.00%                                            $61,575,987
_________________________________________________________________________
=========================================================================

                        AIM V.I. DIVERSIFIED INCOME FUND

Investment Abbreviations:

AUD      - Australian Dollar
CAD      - Canadian Dollars
CARS     - Convertible Auction Rate Security
Ctfs.    - Certificates
Deb.     - Debentures
EUR      - Euro
GBP      - British Pound Sterling
GO       - General Obligation Bonds
Gtd.     - Guaranteed
JPY      - Japanese Yen
NZD      - New Zealand Dollar
Pfd.     - Preferred
RB       - Revenue Bonds
RegCaPS  - Regulatory Capital Preferred Securities
REGS     - Regulation S
REIT     - Real Estate Investment Trust
Sec.     - Secured
Sr.      - Senior
STRIPS   - Separately Traded Registered Interest and Principle Security
Sub.     - Subordinated
TBA      - To Be Announced
Unsec.   - Unsecured
Unsub.   - Unsubordinated
Wts.     - Warrants

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at June 30, 2005 was $56,930,934, which represented 92.08% of the Fund's Total Investments. See Note 1A.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at June 30, 2005 was $15,660,773, which represented 25.43% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) Defaulted security. Currently, the issuer is in default with respect to interest payments. The market value of this security at June 30, 2005 represented 0.50% of the Fund's Total Investments.
(d) Interest rate is redetermined semi-annually. Rate shown is the rate in effect on June 30, 2005.
(e) Interest or dividend rate is redetermined quarterly. Rate shown is the rate in effect on June 30, 2005.
(f) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1I and Note 7.
(g) Perpetual bond with no specified maturity date.
(h) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities. The aggregate market value of these securities considered illiquid at June 30, 2005 was $3,246,113, which represented 5.27% of the Fund's Net Assets.
(i) Interest rate is redetermined monthly. Rate shown is the rate in effect on June 30, 2005.
(j) Principal and/or interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., or MBIA Insurance Corp.
(k) Interest on this security is taxable income to the Fund.
(l) Bond issued at a discount with a zero coupon. The rate shown represents the yield at issue to the remarketing date. The bond will be remarketed or converted to a fixed coupon rate at a specified future date.
(m) Step coupon bond. Interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(n) Foreign denominated security. Par value is denominated in currency indicated.
(o) Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1F.
(p) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(q) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The market value of this security at June 30, 2005 represented 0.00% of the Fund's Total Investments. See Note 1A.
(r) Interest or dividend rate is redetermined annually. Rate shown is the rate in effect on June 30, 2005.
(s) Interest or dividend rate is redetermined bi-annually. Rate shown is the rate in effect on June 30, 2005.
(t) Principal amount of security and interest payments are adjusted for inflation.
(u) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying notes which are an integral part of the financial statements.
                        AIM V.I. DIVERSIFIED INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005
(Unaudited)

ASSETS:

Investments, at market value (cost $59,576,927)  $ 60,563,231
-------------------------------------------------------------
Investments in affiliated money market funds
  (cost $1,263,640)                                 1,263,640
=============================================================
    Total investments (cost $60,840,567)           61,826,871
=============================================================
Foreign currencies, at market value (cost
  $10,968)                                             11,133
-------------------------------------------------------------
Receivables for:
  Investments sold                                    270,103
-------------------------------------------------------------
  Variation margin                                      3,028
-------------------------------------------------------------
  Dividends and interest                              862,069
-------------------------------------------------------------
  Foreign currency contracts outstanding              141,843
-------------------------------------------------------------
  Investment for trustee deferred compensation
    and retirement plans                               40,068
-------------------------------------------------------------
Other assets                                           30,679
=============================================================
    Total assets                                   63,185,794
_____________________________________________________________
=============================================================

LIABILITIES:

Payables for:
  Investments purchased                             1,444,193
-------------------------------------------------------------
  Fund shares reacquired                               40,791
-------------------------------------------------------------
  Trustee deferred compensation and retirement
    plans                                              45,045
-------------------------------------------------------------
Accrued administrative services fees                   56,571
-------------------------------------------------------------
Accrued distribution fees -- Series II                    597
-------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                                115
-------------------------------------------------------------
Accrued transfer agent fees                               508
-------------------------------------------------------------
Accrued operating expenses                             21,987
=============================================================
    Total liabilities                               1,609,807
=============================================================
Net assets applicable to shares outstanding      $ 61,575,987
_____________________________________________________________
=============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                    $ 75,631,123
-------------------------------------------------------------
Undistributed net investment income                 4,787,440
-------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, foreign currencies,
  foreign currency contracts and futures
  contracts                                       (19,983,873)
-------------------------------------------------------------
Unrealized appreciation of investment
  securities, foreign currencies, foreign
  currency contracts and futures contracts          1,141,297
=============================================================
                                                 $ 61,575,987
_____________________________________________________________
=============================================================

NET ASSETS:

Series I                                         $ 60,608,159
_____________________________________________________________
=============================================================
Series II                                        $    967,828
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Series I                                            6,740,510
_____________________________________________________________
=============================================================
Series II                                             108,631
_____________________________________________________________
=============================================================
Series I:
  Net asset value per share                      $       8.99
_____________________________________________________________
=============================================================
Series II:
  Net asset value per share                      $       8.91
_____________________________________________________________
=============================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 2005
(Unaudited)

INVESTMENT INCOME:

Interest                                          $1,631,349
------------------------------------------------------------
Dividends                                             35,181
------------------------------------------------------------
Dividends from affiliated money market funds           9,332
============================================================
    Total investment income                        1,675,862
============================================================

EXPENSES:

Advisory fees                                        188,556
------------------------------------------------------------
Administrative services fees                          78,120
------------------------------------------------------------
Custodian fees                                        12,206
------------------------------------------------------------
Distribution fees -- Series II                         1,197
------------------------------------------------------------
Transfer agent fees                                    4,240
------------------------------------------------------------
Trustees' and officer's fees and benefits              7,478
------------------------------------------------------------
Professional services fees                            20,381
------------------------------------------------------------
Other                                                 11,101
============================================================
    Total expenses                                   323,279
============================================================
Less: Fees waived                                        (91)
============================================================
    Net expenses                                     323,188
============================================================
Net investment income                              1,352,674
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES,
  FOREIGN CURRENCY CONTRACTS AND FUTURES
  CONTRACTS:

Net realized gain (loss) from:
  Investment securities                              388,701
------------------------------------------------------------
  Foreign currencies                                   7,848
------------------------------------------------------------
  Foreign currency contracts                         (78,696)
------------------------------------------------------------
  Futures contracts                                  228,095
============================================================
                                                     545,948
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                             (379,319)
------------------------------------------------------------
  Foreign currencies                                  (8,722)
------------------------------------------------------------
  Foreign currency contracts                         294,241
------------------------------------------------------------
  Futures contracts                                  (70,577)
============================================================
                                                    (164,377)
============================================================
Net gain from investment securities, foreign
  currencies, foreign currency contracts and
  futures contracts                                  381,571
============================================================
Net increase in net assets resulting from
  operations                                      $1,734,245
____________________________________________________________
============================================================

See accompanying notes which are an integral part of the financial statements.
                        AIM V.I. DIVERSIFIED INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2005 and the year ended December 31, 2004 (Unaudited)

                                                               JUNE 30,      DECEMBER 31,
                                                                 2005            2004
-----------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $ 1,352,674    $ 2,790,905
-----------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies, foreign currency contracts and futures
    contracts                                                     545,948        889,949
-----------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies, foreign
    currency contracts and futures contracts                     (164,377)      (318,536)
=========================================================================================
    Net increase in net assets resulting from operations        1,734,245      3,362,318
=========================================================================================
Distributions to shareholders from net investment income:
  Series I                                                             --     (3,692,613)
-----------------------------------------------------------------------------------------
  Series II                                                            --        (55,546)
=========================================================================================
    Decrease in net assets resulting from distributions                --     (3,748,159)
=========================================================================================
Share transactions-net:
  Series I                                                     (6,169,464)    (6,418,302)
-----------------------------------------------------------------------------------------
  Series II                                                       (37,794)       231,857
=========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (6,207,258)    (6,186,445)
=========================================================================================
    Net increase (decrease) in net assets                      (4,473,013)    (6,572,286)
=========================================================================================

NET ASSETS:

  Beginning of period                                          66,049,000     72,621,286
=========================================================================================
  End of period (including undistributed net investment
    income of $4,787,440 and $3,434,766, respectively).       $61,575,987    $66,049,000
_________________________________________________________________________________________
=========================================================================================

See accompanying notes which are an integral part of the financial statements.
                        AIM V.I. DIVERSIFIED INCOME FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Diversified Income Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty-eight separate portfolios. The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products"). Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve a high level of current income. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair

                        AIM V.I. DIVERSIFIED INCOME FUND
     value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The difference between the selling price and the future purchase price is generally amortized to income between the date of the sell and the future purchase date. During the period between the sale and purchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

G. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

H. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

                        AIM V.I. DIVERSIFIED INCOME FUND

I. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

J. LOWER-RATED SECURITIES -- The Fund may invest in lower-quality debt securities, i.e., "junk bonds". Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors claims.

K. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to substitute such collateral no later than the next business day.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                              RATE
---------------------------------------------------------------------
First $250 million                                              0.60%
---------------------------------------------------------------------
Over $250 million                                               0.55%
_____________________________________________________________________
=====================================================================


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 0.75% and Series II shares to 1.00% of average daily net assets, through June 30, 2006. Prior to July 1, 2005, AIM and/or the distributor had contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding items (i) through (vi) discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above:
(i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. Neither AIM or the distributor waived fees and/or reimbursed expenses during the period under this expense limitation.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended June 30, 2005, AIM waived fees of $91.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2005, AMVESCAP's expense reimbursement was less than $100.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2005, AIM was paid $24,795 for accounting and fund administrative services and reimbursed $53,325 for services provided by insurance companies.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. For the six months ended June 30, 2005, the Fund paid AISI $4,240.

                        AIM V.I. DIVERSIFIED INCOME FUND

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. Pursuant to the Plan, for the six months ended June 30, 2005, the Series II shares paid $1,197.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the SEC and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2005.

                                                       PROCEEDS          UNREALIZED
                 MARKET VALUE       PURCHASES            FROM           APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               12/31/04          AT COST             SALES         (DEPRECIATION)      06/30/05        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $  866,287       $ 6,910,929       $ (7,145,396)         $   --         $  631,820       $4,627        $   --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class              866,287         6,910,929         (7,145,396)             --            631,820        4,705            --
==================================================================================================================================
  Total           $1,732,574       $13,821,858       $(14,290,792)         $   --         $1,263,640       $9,332        $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee of the Fund who is not an "interested person" of the AIM Funds. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    In addition to the above, "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to the Senior Officer of the AIM Funds.

    During the six months ended June 30, 2005, the Fund paid legal fees of $2,075 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

                        AIM V.I. DIVERSIFIED INCOME FUND

NOTE 6--FOREIGN CURRENCY CONTRACTS

OPEN FOREIGN CURRENCY CONTRACTS AT PERIOD END
---------------------------------------------------------------------------------------------------------------------------------
                                                                                CONTRACT TO                          UNREALIZED
SETTLEMENT                                                   --------------------------------------------------     APPRECIATION
DATE                                                         CURRENCY     DELIVER       RECEIVE        VALUE       (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------
07/20/05                                                      AUD         1,850,000    $1,427,035    $1,407,175       $ 19,860
---------------------------------------------------------------------------------------------------------------------------------
09/29/05                                                      CAD           400,000       325,945       327,224         (1,279)
---------------------------------------------------------------------------------------------------------------------------------
07/20/05                                                      EUR           830,000     1,079,471     1,005,160         74,311
---------------------------------------------------------------------------------------------------------------------------------
09/13/05                                                      GBP           470,000       849,393       840,073          9,320
---------------------------------------------------------------------------------------------------------------------------------
08/12/05                                                      JPY        52,000,000       497,028       470,814         26,214
---------------------------------------------------------------------------------------------------------------------------------
09/16/05                                                      NZD         1,250,000       876,600       863,183         13,417
=================================================================================================================================
                                                                         56,800,000    $5,055,472    $4,913,629       $141,843
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NOTE 7--FUTURES CONTRACTS

On June 30, 2005, $1,050,000 principal amount of investment grade corporate bonds were pledged as collateral to cover margin requirements for open futures contracts.

                                          OPEN FUTURES CONTRACTS AT PERIOD END
------------------------------------------------------------------------------------------------------------------------
                                                                                              MARKET        UNREALIZED
                                                               NO. OF         MONTH/          VALUE        APPRECIATION
CONTRACT                                                      CONTRACTS     COMMITMENT       06/30/05     (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes                                        7        Sept-05/Long     $ 762,234        $ 2,973
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 10 Years Notes                                     32        Sept-05/Long     3,631,000         17,840
------------------------------------------------------------------------------------------------------------------------
Japan 10 Year Bond                                                1        Sept-05/Short    1,273,104         (4,282)
========================================================================================================================
                                                                                            $5,666,338       $16,531
________________________________________________________________________________________________________________________
========================================================================================================================

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of December 31, 2004 to utilizing $20,289,344 of capital loss carryforward in the fiscal year ended December 31, 2005.

    The Fund had a capital loss carryforward as of December 31, 2004 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
December 31, 2006                                                $   284,800
-----------------------------------------------------------------------------
December 31, 2007                                                  2,582,661
-----------------------------------------------------------------------------
December 31, 2008                                                  4,437,761
-----------------------------------------------------------------------------
December 31, 2009                                                  6,105,069
-----------------------------------------------------------------------------
December 31, 2010                                                  6,879,053
=============================================================================
Total capital loss carryforward                                  $20,289,344
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

                        AIM V.I. DIVERSIFIED INCOME FUND

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2005 was $29,597,781 and $33,771,300, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $1,569,644
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (585,516)
==============================================================================
Net unrealized appreciation of investment securities               $  984,128
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $60,842,743.

NOTE 10--SHARE INFORMATION

                                           CHANGES IN SHARES OUTSTANDING(a)
----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                    JUNE 30, 2005               DECEMBER 31, 2004
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                     3,923,729    $ 34,234,749       731,021    $  6,558,756
----------------------------------------------------------------------------------------------------------------------
  Series II                                                       88,562         766,121        25,137         224,174
======================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                            --              --       422,495       3,692,613
----------------------------------------------------------------------------------------------------------------------
  Series II                                                           --              --         6,399          55,546
======================================================================================================================
Reacquired:
  Series I                                                    (4,625,197)    (40,404,213)   (1,857,496)    (16,669,671)
----------------------------------------------------------------------------------------------------------------------
  Series II                                                      (92,897)       (803,915)       (5,373)        (47,863)
======================================================================================================================
                                                                (705,803)   $ (6,207,258)     (677,817)   $ (6,186,445)
______________________________________________________________________________________________________________________
======================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 76% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.

                        AIM V.I. DIVERSIFIED INCOME FUND

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                     SERIES I
                                                 --------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                   ENDED                              YEAR ENDED DECEMBER 31,
                                                  JUNE 30,        ---------------------------------------------------------------
                                                    2005           2004          2003          2002          2001          2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  8.74         $  8.82       $  8.60       $  9.13       $  9.49       $ 10.06
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                              0.19(a)         0.36(a)       0.42(a)       0.55(a)       0.67(a)(b)    0.76(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                         0.06            0.08          0.37         (0.35)        (0.35)        (0.69)
=================================================================================================================================
    Total from investment operations                 0.25            0.44          0.79          0.20          0.32          0.07
=================================================================================================================================
Less dividends from net investment income              --           (0.52)        (0.57)        (0.73)        (0.68)        (0.64)
=================================================================================================================================
Net asset value, end of period                    $  8.99         $  8.74       $  8.82       $  8.60       $  9.13       $  9.49
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                      2.86%           5.03%         9.24%         2.30%         3.48%         0.80%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $60,608         $65,069       $71,860       $70,642       $79,875       $83,722
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets              1.02%(d)        1.01%         0.95%         0.94%         0.93%         0.90%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                             4.31%(d)        4.01%         4.71%         6.15%         6.87%(b)      7.84%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                             47%            113%          153%           86%           79%           74%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investments Companies and began amortizing premiums on debt securities. Had the fund not amortized premiums on debt securities, the net investment income per share would have been $0.70 and the ratio of net investment income to average net assets would have been 7.19%. In accordance with the AICPA Audit Guide for Investment Companies, per share and ratios prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(d) Ratios are annualized and based on average daily net assets of $62,407,410.
(e)  Not annualized for periods less than one year.

                        AIM V.I. DIVERSIFIED INCOME FUND

                                                                                      SERIES II
                                                              ---------------------------------------------------------
                                                                                                         MARCH 14, 2002
                                                              SIX MONTHS           YEAR ENDED             (DATE SALES
                                                                ENDED             DECEMBER 31,           COMMENCED) TO
                                                               JUNE 30,        -------------------        DECEMBER 31,
                                                                 2005           2004         2003             2002
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $8.67          $8.78        $8.58            $ 8.97
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.18(a)        0.33(a)      0.40(a)           0.42(a)
-----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  0.06           0.08         0.37             (0.08)
=======================================================================================================================
    Total from investment operations                             0.24           0.41         0.77              0.34
=======================================================================================================================
Less dividends from net investment income                          --          (0.52)       (0.57)            (0.73)
=======================================================================================================================
Net asset value, end of period                                  $8.91          $8.67        $8.78            $ 8.58
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return(b)                                                  2.77%          4.69%        9.02%             3.90%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $ 968          $ 980        $ 762            $  124
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets                          1.27%(c)       1.26%        1.20%             1.19%(d)
=======================================================================================================================
Ratio of net investment income to average net assets             4.06%(c)       3.76%        4.46%             5.90%(d)
_______________________________________________________________________________________________________________________
=======================================================================================================================
Portfolio turnover rate(e)                                         47%           113%         153%               86%
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)  Ratios are annualized and based on average net assets of $965,354.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

NOTE 12--CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS

On December 1, 2004, the Audit Committee (the "Audit Committee") of the Board of Trustees (the "Board") of the Trust appointed PricewaterhouseCoopers LLP ("PWC") as the independent registered public accounting firm of the Fund for the fiscal year ending December 31, 2005. Such appointment was ratified and approved by the Independent Trustees of the Board. Tait, Weller & Baker ("TAIT") was the Fund's independent registered public accounting firm for the prior reporting period. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds with December 31 year ends. On May 5, 2005, the Trust obtained a formal resignation from TAIT as the independent registered public accounting firm of the Fund.

    TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction would have caused TAIT to make reference to that matter in connection with such reports.

NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) is being created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI agreed to create a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent

                        AIM V.I. DIVERSIFIED INCOME FUND
trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

  - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.


  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

                        AIM V.I. DIVERSIFIED INCOME FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President                                     Suite 100
James T. Bunch                                                                  Houston, TX 77046-1173
Bruce L. Crockett                 Mark H. Williamson
Chair                             Executive Vice President                      INVESTMENT ADVISOR
Albert R. Dowden                                                                A I M Advisors, Inc.
Edward K. Dunn Jr.                Lisa O. Brinkley                              11 Greenway Plaza
Jack M. Fields                    Senior Vice President and Chief Compliance    Suite 100
Carl Frischling                   Officer                                       Houston, TX 77046-1173
Robert H. Graham
Gerald J. Lewis                   Russell C. Burk                               TRANSFER AGENT
Prema Mathai-Davis                Senior Vice President (Senior Officer)        AIM Investment Services, Inc.
Lewis F. Pennock                                                                P.O. Box 4739
Ruth H. Quigley                   Kevin M. Carome                               Houston, TX 77210-4739
Larry Soll                        Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President and Treasurer                  Boston, MA 02110-2801

                                  Robert G. Alley                               COUNSEL TO THE FUND
                                  Vice President                                Foley & Lardner LLP
                                                                                3000 K N.W., Suite 500
                                  J. Philip Ferguson                            Washington, D.C. 20007-5111
                                  Vice President
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                  Mark D. Greenberg                             Kramer, Levin, Naftalis & Frankel LLP
                                  Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
                                  William R. Keithler
                                  Vice President                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                  Karen Dunn Kelley                             11 Greenway Plaza
                                  Vice President                                Suite 100
                                                                                Houston, TX 77046-1173



                        AIM V.I. DIVERSIFIED INCOME FUND

                                             AIM V.I. GOVERNMENT SECURITIES FUND
                               Semiannual Report to Shareholders o June 30, 2005


      AIM V.I. GOVERNMENT SECURITIES FUND seeks to achieve a high level of current income consistent with reasonable concern for safety of principal.


UNLESS OTHERWISE STATED, INFORMATION PRESENTED IN THIS REPORT IS AS OF JUNE 30, 2005, AND IS BASED ON TOTAL NET ASSETS.


================================================================================

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or 1-800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-7452 and 33-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 1-800-410-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2005, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS AND VARIABLE PRODUCT PROSPECTUS, WHICH CONTAIN MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ EACH CAREFULLY BEFORE INVESTING.

================================================================================

[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--


NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIM V.I. GOVERNMENT SECURITIES FUND


MANAGEMENT'S DISCUSSION                                                                      We begin by assessing the overall
OF FUND PERFORMANCE                                                                       economic environment and its likely
                                                                                          impact on the level and direction of
======================================================================================    interest rates. We develop a six- to
                                                                                          12-month strategic outlook, but look to
PERFORMANCE SUMMARY                          =========================================    take advantage of shorter-term tactical
                                                                                          opportunities when they arise. This
For the six-month period, the Fund           FUND VS. INDEXES                             strategic outlook helps determine where
returned 1.16%, trailing the 2.51% return                                                 we allocate Fund assets among the three
of the Lehman Aggregate Index, which         TOTAL RETURNS, 12/31/04--6/30/05,            sectors represented in our style-specific
represents the broad investment-grade        EXCLUDING VARIABLE PRODUCT ISSUER            benchmark--U.S. Treasuries, U.S. agency
bond market. The Lehman Aggregate Index      CHARGES. IF VARIABLE PRODUCT ISSUER          bonds, and U.S. agency MBS--and where we
includes bonds of much longer maturities     CHARGES WERE INCLUDED, RETURNS WOULD BE      position the Fund's duration within a
than those in which your Fund invests.       LOWER.                                       band of plus or minus 1.50 years around
Bonds with longer maturities typically                                                    our benchmark's duration. This duration
offer a higher interest rate in return       Series I Shares                     1.16%    band places limits on how much principal
for the purchaser's willingness to commit                                                 risk we take relative to our benchmark.
to the longer term. They are also much       Series II Shares                    1.00
more vulnerable to interest-rate risk in                                                     After our top-down strategic
a rising-rate environment.                   Lehman U.S. Aggregate Bond Index             decisions, we try to add value by
                                             (the Lehman Aggregate Index)                 identifying securities or security
   The Fund's style-specific index, or       (Broad Market Index)                2.51     structures that are undervalued given the
benchmark, the Lehman Brothers                                                            prevailing market environment or likely
Intermediate U.S. Government and Mortgage    Lehman Intermediate                          future developments. Examples of this
Index, returned 1.90% for the period.        U.S. Government and Mortgage Index           security selection process include: (1)
Your Fund's lower return is mostly a         (Style-specific Index)              1.90     deciding whether to buy callable
result of our defensive stance in the                                                     securities, (2) deciding how many months
                                             Lipper Intermediate                          or years of call protection we want, and
                                             U.S. Government Bond Fund Index              (3) identifying mortgage-backed
                                             (Peer Group Index)                  1.92     securities that might exhibit faster or
                                                                                          slower refinancing activity than other
                                             SOURCE: LIPPER, INC.                         mortgages with the same coupon and
                                             =========================================    maturity.

                                             face of the Federal Reserve Board (the          Instances when we sell a security
                                             Fed) raising the federal funds target        include, but are not limited to:
                                             rate to tighten monetary policy.
======================================================================================    o a change in the economic or market
                                                                                          outlook indicates assets should be
HOW WE INVEST                                allocation, duration management and          reallocated
                                             security selection to take advantage of
We believe that in a variety of market       prevailing market conditions and likely      o a mortgage security is prepaying faster
environments, a portfolio of                 future developments. Duration measures       or slower than we would like
intermediate-maturity bonds and              how sensitive a bond's price is to
mortgage-backed securities (MBS)             interest rate movements. A longer duration   o a security is likely to be called, and
guaranteed by the U.S. government and its    means more sensitivity to rate changes; a    we want to own one with a longer maturity
agencies has the potential to provide a      shorter duration means less sensitivity.     date
more efficient risk/return tradeoff than     For instance, a shorter duration bond's
a portfolio holding only one of these        price would fall less for a given rise in
asset classes.                               interest rates and thus provide more
                                             principal protection.
   We seek to enhance returns relative to
our benchmarks by using calculated risks
in sector

=========================================    =======================================================================================
PORTFOLIO COMPOSITION
By sector, based on total investments        TOP FIXED-INCOME ISSUERS

               [PIE CHART]                   1. Federal National Mortgage Association (FNMA)                                   42.0%

NON-MORTGAGE U.S. AGENCY                     2. Federal Home Loan Mortgage Corp. (FHLMC)                                       31.0
OBLIGATIONS                         20.8%
                                             3. Government National Mortgage Association (GNMA)                                12.3
U.S. TREASURY OBLIGATIONS            4.8%
                                             4. Federal Home Loan Bank (FHLB)                                                  10.0
MONEY MARKET FUNDS                   8.9%
                                             5. U.S. Treasury                                                                   5.6
MORTGAGE U.S. AGENCY OBLIGATIONS    65.5%
                                             6. Federal Farm Credit Bank                                                        3.3

                                             7. Tennessee Valley Authority                                                      1.6

                                             8. Private Export Funding Company                                                  0.6

                                             TOTAL NET ASSETS                                                        $773.9 MILLION

                                             TOTAL NUMBER OF HOLDINGS*                                                          596

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*Excluding money market fund holdings.

=========================================    =======================================================================================


o a security has become fully valued;        in MBS. In a rising-rate environment, the    IN CLOSING
that is, we believe that relative to         additional yield available by buying MBS
other investment options, it has greater     helps offset principal erosion that might    Thank you for investing in AIM V.I.
downside risk                                occur. The additional income can place       Government Securities Fund. Though our
                                             MBS in an advantageous position relative     defensive positioning of the portfolio
MARKET CONDITIONS AND YOUR FUND              to Treasuries or agencies in such an         resulted in returns which lagged our
                                             environment. Within the Lehman Aggregate,    broad and style-specific benchmarks over
The federal funds rate is the interest       mortgage-backed securities returned 2.15%    the short term, we believe this stance
rate at which depository institutions        for the period, versus 1.55% for             has been warranted given the Fed's stated
(banks, credit unions, and savings and       intermediate Treasuries and 1.76% for        intention to continue tightening monetary
loans) lend balances at the Federal          agencies.                                    policy by raising the federal funds
Reserve to other depository institutions                                                  target rate. Be assured that all of our
overnight. Changes in this rate affect          Within our mortgage-backed-security       efforts are focused on balancing current
short-term interest rates throughout the     holdings, we have focused on higher          income with concern for the safety of
financial marketplace.                       coupon bonds, which typically exhibit        investors' principal.
                                             shorter durations and less principal
   Over the course of the past six           erosion during periods of rising interest    The views and opinions expressed in
months, the Fed's Open Market Committee      rates. Since these higher coupon MBS are     management's discussion of Fund
raised the federal funds target rate four    backed by mortgage loans with higher         performance are those of AIM Advisors,
times--each time a 25-basis-point (0.25%)    interest rates, they may be more prone to    Inc. These views and opinions are subject
move--to bring that rate to 3.25% at the     refinancing activity, which can hamper       to change at any time based on factors
end of the period. Fed members, including    investor returns. We seek to limit this      such as market and economic conditions.
Chairman Alan Greenspan, have given every    risk by identifying pools of loans that      These views and opinions may not be
indication they foresee the need to          may exhibit less refinancing activity        relied upon as investment advice or
continue tightening monetary policy.         than similar pools. Factors that may         recommendations, or as an offer for a
                                             point toward lower refinancing activity      particular security. The information is
   As of June 30, the fed funds futures      include smaller loan size, seasoning, and    not a complete analysis of every aspect
market anticipated at least two such         new issuance. A smaller loan is less         of any market, country, industry,
moves before the end of 2005. In June, a     onerous to a homeowner, so there may be      security or the Fund. Statements of fact
Bloomberg survey of 63 economists placed     less pressure to refinance. Seasoning        are from sources considered reliable, but
the consensus for the end-of-the-year        indicates a loan is older; thus, interest    AIM Advisors, Inc. makes no
federal funds rate at 3.75%, with almost     is a smaller portion of the monthly          representation or warranty as to their
half believing that rate would reach 4%      payment. Seasoning may also mean             completeness or accuracy. Although
or higher. In this environment, we have      homeowners would not have time to recoup     historical performance is no guarantee of
believed there was much more risk of         refinancing costs before they sell the       future results, these insights may help
interest rates in all maturities rising      home. Newly issued status indicates a        you understand our investment management
substantially rather than falling            homeowner has just taken out a mortgage      philosophy.
substantially. Therefore, we kept the        and is less likely to want to pay closing
Fund's duration shorter than the duration    costs again soon.
of either the broad or style-specific                                                                    SCOT W. JOHNSON,
benchmark to provide relatively more            Another strategy employed during the         [JOHNSON    Chartered Financial
principal protection should interest         period was the use of a type of                  PHOTO]     Analyst, senior portfolio
rates rise--and bond prices consequently     short-term borrowing known as a reverse                     manager, is lead portfolio
fall.                                        repurchase agreement (reverse repo),                        manager of AIM V.I.
                                             whereby a fund loans securities in           Government Securities Fund. Mr. Johnson
   Bond market returns for the period        exchange for cash according to an            joined AIM in 1994. He received both a
were modest. As was true of your Fund's      agreement stipulating when the borrower      B.A. in economics and an M.B.A. in
style-specific benchmark, each of your       will return those securities. The fund       finance from Vanderbilt University.
Funds three sectors--U.S. Treasuries, U.S.   can then deploy the cash in an effort to
agency bonds, and U.S. agency                enhance total return by purchasing a                        CLINT DUDLEY, Chartered
MBS--experienced falling prices overall.     security either to provide additional            [DUDLEY    Financial Analyst,
It is important to point out, however,       income or to take advantage of capital            PHOTO]    portfolio manager, is
that income more than made up for the        appreciation opportunities. While your                      portfolio manager of AIM
principal erosion, and all three sectors     Fund is typically fully invested, reverse                   V.I. Government Securities
posted positive total returns.               repos provide ready cash to take             Fund. Mr. Dudley joined AIM in 1998, was
                                             advantage of tactical opportunities that     promoted to money market portfolio
   Our ongoing strategy is to position       may arise. During the period, the Fund       manager in 2000 and assumed his current
the Fund's sector allocations to provide     benefited from our having invested the       duties in 2001. He received both a B.B.A.
an efficient risk/return relationship, so    reverse repo proceeds into MBS to enhance    and an M.B.A. from Baylor University.
that expected returns are appropriate for    income.
the level of risk taken. We maintained                                                    Assisted by the Taxable Investment Grade
our largest weighting                                                                     Bond Team

                                                                                                    [RIGHT ARROW GRAPHIC]


                                                                                          For a discussion of risks of investing in
                                                                                          your Fund, indexes used in this report
                                                                                          and your Fund's long-term performance,
                                                                                          please turn the page.

AIM V.I. GOVERNMENT SECURITIES FUND


YOUR FUND'S LONG-TERM PERFORMANCE


========================================

AVERAGE ANNUAL TOTAL RETURNS                 Series II shares. The inception date of      ance companies issuing variable
                                             Series II shares is September 19, 2001.      products. You cannot purchase shares of
As of 6/30/05                                The Series I and Series II shares invest     the Fund directly. Performance figures
                                             in the same portfolio of securities and      given represent the Fund and are not
SERIES I SHARES                              will have substantially similar              intended to reflect actual variable
Inception (5/5/93)               5.07%       performance, except to the extent that       product values. They do not reflect
10 Years                         5.25        expenses borne by each class differ.         sales charges, expenses and fees
 5 Years                         5.41                                                     assessed in connection with a variable
 1 Year                          3.58           The performance data quoted represent     product. Sales charges, expenses and
                                             past performance and cannot guarantee        fees, which are determined by the
SERIES II SHARES                             comparable future results; current           variable product issuers, will vary and
10 Years                         4.99%       performance may be lower or higher.          will lower the total return.
 5 Years                         5.14        Please contact your product issuer or
 1 Year                          3.29        financial advisor for the most recent           Per NASD requirements, the most
                                             month-end performance. Performance           recent month-end performance data at the
========================================     figures reflect Fund expenses,               Fund level, excluding variable product
                                             reinvested distributions and changes in      charges, is available on this AIM
Returns since the inception date of          net asset value. Investment return and       automated information line,
Series II shares are historical. All         principal value will fluctuate so that       866-702-4402. As mentioned above, for
other returns are the blended returns of     you may have a gain or loss when you         the most recent month-end performance
the historical performance of Series II      sell shares.                                 including variable product charges,
shares since their inception and the                                                      please contact your variable product
restated historical performance of              AIM V.I. Government Securities Fund,      issuer or financial advisor.
Series I shares (for periods prior to        a series portfolio of AIM Variable
inception of the Series II shares)           Insurance Funds, is currently offered
adjusted to reflect the higher Rule          through insur-
12b-1 fees applicable to the



PRINCIPAL RISKS OF INVESTING IN THE FUND     corporate securities, mortgage               the indexes defined here, and
                                             pass-through securities and asset-backed     consequently, the performance of the
Debt securities are particularly             securities), is compiled by Lehman           Fund may deviate significantly from the
vulnerable to credit risk and interest       Brothers, a global investment bank.          performance of the index.
rate fluctuations. Interest rate
increases can cause the price of a debt         The unmanaged LEHMAN INTERMEDIATE            A direct investment cannot be made in
security to decrease. The longer a debt      U.S. GOVERNMENT AND MORTGAGE INDEX is a      an index. Unless otherwise indicated,
security's duration, the more sensitive      market-weighted combination of the           index results include reinvested
it is to this risk.                          unmanaged LEHMAN BROTHERS INTERMEDIATE       dividends, and they do not reflect sales
                                             U.S. GOVERNMENT BOND INDEX and the           charges. Performance of an index of
   The Fund invests in securities issued     unmanaged LEHMAN BROTHERS MORTGAGE           funds reflects fund expenses;
or backed by the U.S. government, its        BACKED SECURITIES FIXED RATE (MBS FR)        performance of a market index does not.
agencies or instrumentalities. They          INDEX. THE LEHMAN BROTHERS INTERMEDIATE
offer a high degree of safety and, in        U.S. GOVERNMENT BOND INDEX represents        OTHER INFORMATION
the case of Treasury securities, are         the performance of intermediate- and
guaranteed as to timely payment of           long-term U.S. Treasury and U.S.             The returns shown in the management's
principal and interest if held to            government agency securities. The MBS FR     discussion of Fund performance are based
maturity. Some securities purchased by       INDEX covers 30- and 15-year                 on net asset values calculated for
the Fund are not guaranteed by the U.S.      mortgage-backed pass-through securities      shareholder transactions. Generally
Government. Fund shares are not insured,     offered by Ginnie Mae, Fannie Mae, and       accepted accounting principles require
and their value or yield will vary with      Freddie Mac. The indexes are compiled by     adjustments to be made to the net assets
market conditions.                           Lehman Brothers, a global investment         of the Fund at period end for financial
                                             bank.                                        reporting purposes, and as such, the net
   The Fund may invest a portion of its                                                   asset values for shareholder
assets in mortgage-backed securities,           The LIPPER INTERMEDIATE U.S.              transactions and the returns based on
which may lose value if mortgages are        GOVERNMENT BOND FUND INDEX represents an     those net asset values may differ from
prepaid in response to falling interest      average of the 30 largest                    the net asset values and returns
rates.                                       intermediate-term U.S. government bond       reported in the Financial Highlights.
                                             funds tracked by Lipper, Inc., an            Additionally, the returns and net asset
ABOUT INDEXES USED IN THIS REPORT            independent mutual fund performance          values shown throughout this report are
                                             monitor.                                     at the Fund level only and do not
The unmanaged Lehman U.S. Aggregate Bond                                                  include variable product issuer charges.
Index (the LEHMAN AGGREGATE INDEX),             The Fund is not managed to track the      If such charges were included, the total
which represents the U.S.                    performance of any particular index,         returns would be lower.
investment-grade fixed-rate bond market      including
(including government and

AIM V.I. GOVERNMENT SECURITIES FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      ACTUAL EXPENSES                              actual return. The Fund's actual
                                                                                          cumulative total returns at net asset
As a shareholder of the Fund, you incur      The table below provides information         value after expenses for the six months
ongoing costs, including management          about actual account values and actual       ended June 30, 2005, appear in the table
fees; distribution and/or service fees       expenses. You may use the information in     "Fund vs. Indexes" on the first page of
(12b-1); and other Fund expenses. This       this table, together with the amount you     management's discussion of Fund
example is intended to help you              invested, to estimate the expenses that      performance.
understand your ongoing costs (in            you paid over the period. Simply divide
dollars) of investing in the Fund and to     your account value by $1,000 (for               The hypothetical account values and
compare these costs with ongoing costs       example, an $8,600 account value divided     expenses may not be used to estimate the
of investing in other mutual funds. The      by $1,000 = 8.6), then multiply the          actual ending account balance or
example is based on an investment of         result by the number in the table under      expenses you paid for the period. You
$1,000 invested at the beginning of the      the heading entitled "Actual Expenses        may use this information to compare the
period and held for the entire period        Paid During Period" to estimate the          ongoing costs of investing in the Fund
January 1, 2005, through June 30, 2005.      expenses you paid on your account during     and other funds. To do so, compare this
                                             this period.                                 5% hypothetical example with the 5%
   The actual and hypothetical expenses                                                   hypothetical examples that appear in the
in the examples below do not represent       HYPOTHETICAL EXAMPLE FOR COMPARISON          shareholder reports of the other funds.
the effect of any fees or other expenses     PURPOSES
assessed in connection with a variable                                                       Please note that the expenses shown
product; if they did, the expenses shown     The table below also provides                in the table are meant to highlight your
would be higher while the ending account     information about hypothetical account       ongoing costs. Therefore, the
values shown would be lower.                 values and hypothetical expenses based       hypothetical information is useful in
                                             on the Fund's actual expense ratio and       comparing ongoing costs, and will not
                                             an assumed rate of return of 5% per year     help you determine the relative total
                                             before expenses, which is not the Fund's     costs of owning different funds.

====================================================================================================================================

                                                           ACTUAL                                  HYPOTHETICAL
                                                                                          (5% ANNUAL RETURN BEFORE EXPENSES)
                BEGINNING ACCOUNT      ENDING ACCOUNT               EXPENSES       ENDING ACCOUNT                    EXPENSES
 SHARE                VALUE                VALUE                   PAID DURING         VALUE                        PAID DURING
 CLASS              (1/1/05)            (6/30/05)(1)               PERIOD(2,3)       (6/30/05)                      PERIOD(2,4)
Series I           $1,000.00             $1,011.60                  $4.29            $1,020.53                        $4.31
Series II           1,000.00              1,010.00                   5.53             1,019.29                         5.56

(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2005, through June 30,
    2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended June 30, 2005, appear in the table "Fund vs. Indexes" on the first page of management's discussion of Fund performance.

(2) Expenses are equal to the Fund's annualized expense ratio (0.86% and 1.11% for Series I and Series II shares, respectively)
    multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Effective on July 1, 2005, the advisor contractually agreed to limit operating expenses to 0.73% and 0.98% for Series I and Series II shares, respectively. The annualized expense ratios restated as if this agreement had been in effect throughout the entire most recent fiscal half year are 0.73% and 0.98% for Series I and Series II shares, respectively.

(3) The actual expenses paid, restated as if the change discussed above had been in effect throughout the most recent fiscal half year, are $3.64 and $4.88 for Series I and Series II shares, respectively.

(4) The hypothetical expenses paid restated as if the change discussed above had been in effect throughout the most recent fiscal half year are $3.66 and $4.91 for Series I and Series II shares, respectively.

====================================================================================================================================

AIM V.I. GOVERNMENT SECURITIES FUND


APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM Variable        o The quality of services to be provided     able to continue to carry out their
Insurance Funds (the "Board") oversees       by AIM. The Board reviewed the               responsibilities under the Advisory
the management of AIM V.I. Government        credentials and experience of the            Agreement.
Securities Fund (the "Fund") and, as         officers and employees of AIM who will
required by law, determines annually         provide investment advisory services to      o Overall performance of AIM. The Board
whether to approve the continuance of        the Fund. In reviewing the                   considered the overall performance of
the Fund's advisory agreement with A I M     qualifications of AIM to provide             AIM in providing investment advisory and
Advisors, Inc. ("AIM"). Based upon the       investment advisory services, the Board      portfolio administrative services to the
recommendation of the Investments            reviewed the qualifications of AIM's         Fund and concluded that such performance
Committee of the Board, which is             investment personnel and considered such     was satisfactory.
comprised solely of independent              issues as AIM's portfolio and product
trustees, at a meeting held on June 30,      review process, various back office          o Fees relative to those of clients of
2005, the Board, including all of the        support functions provided by AIM and        AIM with comparable investment
independent trustees, approved the           AIM's equity and fixed income trading        strategies. The Board reviewed the
continuance of the advisory agreement        operations. Based on the review of these     advisory fee rate for the Fund under the
(the "Advisory Agreement") between the       and other factors, the Board concluded       Advisory Agreement. The Board noted that
Fund and AIM for another year, effective     that the quality of services to be           this rate was the same as the initial
July 1, 2005.                                provided by AIM was appropriate and that     advisory fee rate for a mutual fund
                                             AIM currently is providing satisfactory      advised by AIM with investment
   The Board considered the factors          services in accordance with the terms of     strategies comparable to those of the
discussed below in evaluating the            the Advisory Agreement.                      Fund. The Board noted that AIM has
fairness and reasonableness of the                                                        agreed to limit the Fund's total
Advisory Agreement at the meeting on         o The performance of the Fund relative       operating expenses, as discussed below.
June 30, 2005 and as part of the Board's     to comparable funds. The Board reviewed      Based on this review, the Board
ongoing oversight of the Fund. In their      the performance of the Fund during the       concluded that the advisory fee rate for
deliberations, the Board and the             past one, three and five calendar years      the Fund under the Advisory Agreement
independent trustees did not identify        against the performance of funds advised     was fair and reasonable.
any particular factor that was               by other advisors with investment
controlling, and each trustee attributed     strategies comparable to those of the        o Fees relative to those of comparable
different weights to the various             Fund. The Board noted that the Fund's        funds with other advisors. The Board
factors.                                     performance in such periods was below        reviewed the advisory fee rate for the
                                             the median performance of such               Fund under the Advisory Agreement. The
   One of the responsibilities of the        comparable funds. Based on this review       Board compared effective contractual
Senior Officer of the Fund, who is           and after taking account of all of the       advisory fee rates at a common asset
independent of AIM and AIM's affiliates,     other factors that the Board considered      level and noted that the Fund's rate was
is to manage the process by which the        in determining whether to continue the       above the median rate of the funds
Fund's proposed management fees are          Advisory Agreement for the Fund, the         advised by other advisors with
negotiated to ensure that they are           Board concluded that no changes should       investment strategies comparable to
negotiated in a manner which is at arm's     be made to the Fund and that it was not      those of the Fund that the Board
length and reasonable. To that end, the      necessary to change the Fund's portfolio     reviewed. The Board noted that AIM has
Senior Officer must either supervise a       management team at this time. However,       agreed to limit the Fund's total
competitive bidding process or prepare       due to the Fund's under-performance, the     operating expenses, as discussed below.
an independent written evaluation. The       Board also concluded that it would be        Based on this review, the Board
Senior Officer has recommended an            appropriate for management and the Board     concluded that the advisory fee rate for
independent written evaluation in lieu       to continue to closely monitor the           the Fund under the Advisory Agreement
of a competitive bidding process and,        performance of the Fund.                     was fair and reasonable.
upon the direction of the Board, has
prepared such an independent written         o The performance of the Fund relative       o Expense limitations and fee waivers.
evaluation. Such written evaluation also     to indices. The Board reviewed the           The Board noted that AIM has
considered certain of the factors            performance of the Fund during the past      contractually agreed to waive fees
discussed below. In addition, as             one, three and five calendar years           and/or limit expenses of the Fund
discussed below, the Senior Officer made     against the performance of the Lipper        through June 30, 2006 so that total
certain recommendations to the Board in      General U.S. Government Fund Index. The      annual operating expenses are limited to
connection with such written evaluation.     Board noted that the Fund's performance      a specified percentage of average daily
                                             in such periods was below the                net assets for each class of the Fund.
   The discussion below serves as a          performance of such Index. Based on this     The Board considered the contractual
summary of the Senior Officer's              review and after taking account of all       nature of this fee waiver and noted that
independent written evaluation and           of the other factors that the Board          it remains in effect until June 30,
recommendations to the Board in              considered in determining whether to         2006. The Board considered the effect
connection therewith, as well as a           continue the Advisory Agreement for the      this fee waiver/expense limitation would
discussion of the material factors and       Fund, the Board concluded that no            have on the Fund's estimated expenses
the conclusions with respect thereto         changes should be made to the Fund and       and concluded that the levels of fee
that formed the basis for the Board's        that it was not necessary to change the      waivers/expense limitations for the Fund
approval of the Advisory Agreement.          Fund's portfolio management team at this     were fair and reasonable.
After consideration of all of the            time. However, due to the Fund's
factors below and based on its informed      under-performance, the Board also            o Breakpoints and economies of scale.
business judgment, the Board determined      concluded that it would be appropriate       The Board reviewed the structure of the
that the Advisory Agreement is in the        for management and the Board to continue     Fund's advisory fee under the Advisory
best interests of the Fund and its           to closely monitor the performance of        Agreement, noting that it includes one
shareholders and that the compensation       the Fund.                                    breakpoint. The Board reviewed the level
to AIM under the Advisory Agreement is                                                    of the Fund's advisory fees, and noted
fair and reasonable and would have been      o Meeting with the Fund's portfolio          that such fees, as a percentage of the
obtained through arm's length                managers and investment personnel. With      Fund's net assets, have decreased as net
negotiations.                                respect to the Fund, the Board is            assets increased because the Advisory
                                             meeting periodically with such Fund's        Agreement includes a breakpoint. The
o The nature and extent of the advisory      portfolio managers and/or other              Board concluded that the Fund's fee
services to be provided by AIM. The          investment personnel and believes that       levels under the Advisory Agreement
Board reviewed the services to be            such individuals are competent and           therefore reflect economies of scale and
provided by AIM under the Advisory                                                        that it was not necessary to change the
Agreement. Based on such review, the                                                      advisory fee breakpoints in the Fund's
Board concluded that the range of                                                         advisory fee schedule.
services to be provided by AIM under the
Advisory Agreement was appropriate and                                                                                 (continued)
that AIM currently is providing services
in accordance with the terms of the
Advisory Agreement.

AIM V.I. GOVERNMENT SECURITIES FUND

o Investments in affiliated money market     o Profitability of AIM and its                o Other factors and current trends. In
funds. The Board also took into account      affiliates. The Board reviewed                determining whether to continue the
the fact that uninvested cash and cash       information concerning the profitability      Advisory Agreement for the Fund, the
collateral from securities lending           of AIM's (and its affiliates')                Board considered the fact that AIM,
arrangements (collectively, "cash            investment advisory and other activities      along with others in the mutual fund
balances") of the Fund may be invested       and its financial condition. The Board        industry, is subject to regulatory
in money market funds advised by AIM         considered the overall profitability of       inquiries and litigation related to a
pursuant to the terms of an SEC              AIM, as well as the profitability of AIM      wide range of issues. The Board also
exemptive order. The Board found that        in connection with managing the Fund.         considered the governance and compliance
the Fund may realize certain benefits        The Board noted that AIM's operations         reforms being undertaken by AIM and its
upon investing cash balances in AIM          remain profitable, although increased         affiliates, including maintaining an
advised money market funds, including a      expenses in recent years have reduced         internal controls committee and
higher net return, increased liquidity,      AIM's profitability. Based on the review      retaining an independent compliance
increased diversification or decreased       of the profitability of AIM's and its         consultant, and the fact that AIM has
transaction costs. The Board also found      affiliates' investment advisory and           undertaken to cause the Fund to operate
that the Fund will not receive reduced       other activities and its financial            in accordance with certain governance
services if it invests its cash balances     condition, the Board concluded that the       policies and practices. The Board
in such money market funds. The Board        compensation to be paid by the Fund to        concluded that these actions indicated a
noted that, to the extent the Fund           AIM under its Advisory Agreement was not      good faith effort on the part of AIM to
invests in affiliated money market           excessive.                                    adhere to the highest ethical standards,
funds, AIM has voluntarily agreed to                                                       and determined that the current
waive a portion of the advisory fees it      o Benefits of soft dollars to AIM. The        regulatory and litigation environment to
receives from the Fund attributable to       Board considered the benefits realized        which AIM is subject should not prevent
such investment. The Board further           by AIM as a result of brokerage               the Board from continuing the Advisory
determined that the proposed securities      transactions executed through "soft           Agreement for the Fund.
lending program and related procedures       dollar" arrangements. Under these
with respect to the lending Fund is in       arrangements, brokerage commissions paid
the best interests of the lending Fund       by the Fund and/or other funds advised
and its respective shareholders. The         by AIM are used to pay for research and
Board therefore concluded that the           execution services. This research is
investment of cash collateral received       used by AIM in making investment
in connection with the securities            decisions for the Fund. The Board
lending program in the money market          concluded that such arrangements were
funds according to the procedures is in      appropriate.
the best interests of the lending Fund
and its respective shareholders.             o AIM's financial soundness in light of
                                             the Fund's needs. The Board considered
o Independent written evaluation and         whether AIM is financially sound and has
recommendations of the Fund's Senior         the resources necessary to perform its
Officer. The Board noted that, upon          obligations under the Advisory
their direction, the Senior Officer of       Agreement, and concluded that AIM has
the Fund had prepared an independent         the financial resources necessary to
written evaluation in order to assist        fulfill its obligations under the
the Board in determining the                 Advisory Agreement.
reasonableness of the proposed
management fees of the AIM Funds,            o Historical relationship between the
including the Fund. The Board noted that     Fund and AIM. In determining whether to
the Senior Officer's written evaluation      continue the Advisory Agreement for the
had been relied upon by the Board in         Fund, the Board also considered the
this regard in lieu of a competitive         prior relationship between AIM and the
bidding process. In determining whether      Fund, as well as the Board's knowledge
to continue the Advisory Agreement for       of AIM's operations, and concluded that
the Fund, the Board considered the           it was beneficial to maintain the
Senior Officer's written evaluation and      current relationship, in part, because
the recommendation made by the Senior        of such knowledge. The Board also
Officer to the Board that the Board          reviewed the general nature of the
consider implementing a process to           non-investment advisory services
assist them in more closely monitoring       currently performed by AIM and its
the performance of the AIM Funds. The        affiliates, such as administrative,
Board concluded that it would be             transfer agency and distribution
advisable to implement such a process as     services, and the fees received by AIM
soon as reasonably practicable.              and its affiliates for performing such
                                             services. In addition to reviewing such
                                             services, the trustees also considered
                                             the organizational structure employed by
                                             AIM and its affiliates to provide those
                                             services. Based on the review of these
                                             and other factors, the Board concluded
                                             that AIM and its affiliates were
                                             qualified to continue to provide
                                             non-investment advisory services to the
                                             Fund, including administrative, transfer
                                             agency and distribution services, and
                                             that AIM and its affiliates currently
                                             are providing satisfactory
                                             non-investment advisory services.

SCHEDULE OF INVESTMENTS

June 30, 2005
(Unaudited)


                                                PRINCIPAL       MARKET
                                                 AMOUNT          VALUE
--------------------------------------------------------------------------
U.S. MORTGAGE-BACKED SECURITIES-76.51%

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-24.75%

Pass Through Ctfs.,
  6.00%, 11/01/08 to 11/01/34(a)               $15,515,739   $  16,018,788
--------------------------------------------------------------------------
  6.50%, 12/01/08 to 02/01/35(a)                53,230,548      55,336,426
--------------------------------------------------------------------------
  7.00%, 11/01/10 to 05/01/35(a)                48,409,505      50,979,390
--------------------------------------------------------------------------
  8.00%, 07/01/15 to 05/01/32(a)                 4,990,977       5,381,473
--------------------------------------------------------------------------
  5.00%, 05/01/18(a)                             9,852,034       9,973,628
--------------------------------------------------------------------------
  4.50%, 05/01/19(a)                            15,753,206      15,701,684
--------------------------------------------------------------------------
  10.50%, 08/01/19(a)                               20,726          23,106
--------------------------------------------------------------------------
  8.50%, 09/01/20 to 08/01/31(a)                 2,602,139       2,842,459
--------------------------------------------------------------------------
  10.00%, 03/01/21(a)                              322,684         363,091
--------------------------------------------------------------------------
  9.00%, 06/01/21(a)                             1,800,271       1,958,895
--------------------------------------------------------------------------
  7.05%, 05/20/27(a)                             1,179,339       1,244,254
--------------------------------------------------------------------------
  7.50%, 09/01/30 to 12/01/34(a)                 6,941,426       7,434,887
--------------------------------------------------------------------------
  5.50%, 10/01/33 to 01/01/34(a)                 5,889,824       5,977,966
--------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  5.00%, 07/01/19(a)(b)                          8,732,000       8,830,235
--------------------------------------------------------------------------
  4.50%, 07/01/20(a)(b)                          9,500,000       9,458,437
==========================================================================
                                                               191,524,719
==========================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-39.48%

Pass Through Ctfs.,
  7.50%, 11/01/09 to 04/01/35(a)                18,002,746      19,307,736
--------------------------------------------------------------------------
  6.50%, 02/01/20                                1,928,077       2,029,904
--------------------------------------------------------------------------
  6.50%, 10/01/10 to 04/01/35(a)                53,620,045      55,754,635
--------------------------------------------------------------------------
  7.00%, 12/01/10 to 05/01/35(a)                55,621,890      58,669,825
--------------------------------------------------------------------------
  8.00%, 06/01/12 to 08/01/32(a)                15,564,526      16,701,834
--------------------------------------------------------------------------
  8.50%, 06/01/12 to 10/01/33(a)                 9,240,108      10,101,341
--------------------------------------------------------------------------
  10.00%, 09/01/13 to 03/01/16(a)                  322,666         353,714
--------------------------------------------------------------------------
  6.00%, 06/01/16 to 02/01/34(a)                46,158,792      47,748,250
--------------------------------------------------------------------------
  5.00%, 11/01/17 to 08/01/33(a)                 2,854,158       2,889,428
--------------------------------------------------------------------------
  5.50%, 02/01/18(a)                             5,347,716       5,495,043
--------------------------------------------------------------------------
  6.95%, 10/01/25 to 09/01/26(a)                   309,125         327,269
--------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  5.50%, 07/01/20 to 08/01/35(a)(b)             37,262,309      37,972,520
--------------------------------------------------------------------------
  5.00%, 07/01/20 to 08/01/35(a)(b)             17,489,250      17,494,169
--------------------------------------------------------------------------
  6.00%, 07/01/35(a)(b)                         29,920,200      30,677,555
==========================================================================
                                                               305,523,223
==========================================================================

                                                PRINCIPAL       MARKET
                                                 AMOUNT          VALUE
--------------------------------------------------------------------------


GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-12.28%

Pass Through Ctfs.,
  7.50%, 03/15/08 to 07/15/32(a)               $ 2,397,456   $   2,575,139
--------------------------------------------------------------------------
  9.00%, 09/15/08 to 09/20/17(a)                   423,582         460,719
--------------------------------------------------------------------------
  6.50%, 09/20/08 to 04/15/35(a)                59,169,722      61,935,355
--------------------------------------------------------------------------
  11.00%, 10/15/15(a)                                3,074           3,433
--------------------------------------------------------------------------
  9.50%, 09/15/16(a)                                 4,469           4,937
--------------------------------------------------------------------------
  10.50%, 09/15/17 to 11/15/19(a)                    5,872           6,721
--------------------------------------------------------------------------
  10.00%, 06/15/19(a)                              117,082         132,220
--------------------------------------------------------------------------
  7.00%, 07/15/19 to 01/15/35(a)                 6,765,503       7,163,247
--------------------------------------------------------------------------
  8.00%, 07/15/24 to 11/15/31(a)                 1,960,591       2,136,321
--------------------------------------------------------------------------
  8.50%, 02/15/25 to 04/15/31(a)                 2,945,343       3,214,987
--------------------------------------------------------------------------
  6.95%, 08/20/25 to 08/20/27(a)                 2,931,666       3,097,434
--------------------------------------------------------------------------
  6.00%, 10/15/31 to 01/15/35(a)                13,837,423      14,305,585
==========================================================================
                                                                95,036,098
==========================================================================
    Total U.S. Mortgage-Backed Securities
      (Cost $595,908,436)                                      592,084,040
==========================================================================

U.S. GOVERNMENT AGENCY SECURITIES-24.30%

FEDERAL FARM CREDIT BANK-3.33%

Bonds,
  6.00%, 06/11/08(a)                             2,600,000       2,752,152
--------------------------------------------------------------------------
  5.75%, 01/18/11(a)                             2,000,000       2,163,580
--------------------------------------------------------------------------
Medium Term Notes,
  5.75%, 12/07/28(a)                             5,500,000       6,383,465
--------------------------------------------------------------------------
Unsec. Bonds,
  7.25%, 06/12/07(a)                            13,625,000      14,498,362
==========================================================================
                                                                25,797,559
==========================================================================

FEDERAL HOME LOAN BANK (FHLB)-10.00%

Unsec. Bonds,
  6.50%, 11/15/05(a)                               275,000         277,981
--------------------------------------------------------------------------
  7.25%, 02/15/07(a)                               895,000         943,267
--------------------------------------------------------------------------
  4.88%, 05/15/07(a)(c)                          4,000,000       4,076,840
--------------------------------------------------------------------------
  3.50%, 11/15/07(a)                             4,650,000       4,612,149
--------------------------------------------------------------------------
  4.50%, 02/15/08(a)                            15,000,000      15,048,750
--------------------------------------------------------------------------
  5.48%, 01/28/09(a)                             1,500,000       1,576,200
--------------------------------------------------------------------------
  5.75%, 10/27/10(a)                            31,555,000      32,499,860
--------------------------------------------------------------------------
  6.00%, 12/23/11(a)                           18,000,000(c)    18,331,380
==========================================================================
                                                                77,366,427
==========================================================================

                      AIM V.I. GOVERNMENT SECURITIES FUND


                                                PRINCIPAL       MARKET
                                                 AMOUNT          VALUE
--------------------------------------------------------------------------

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-6.28%

Unsec. Global Notes,
  3.75%, 08/03/07(a)                           $14,375,000   $  14,292,200
--------------------------------------------------------------------------
  5.13%, 10/15/08(a)                             4,000,000       4,146,840
--------------------------------------------------------------------------
  4.75%, 12/08/10(a)                            30,000,000      30,139,500
==========================================================================
                                                                48,578,540
==========================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-2.55%

Unsec. Bonds,
  7.05%, 10/30/15(a)                             1,700,000       1,807,542
--------------------------------------------------------------------------
Unsec. Global Bonds,
  6.63%, 11/15/30(a)                               700,000         910,357
--------------------------------------------------------------------------
Unsec. Global Notes,
  7.00%, 07/15/05                                8,100,000       8,116,706
--------------------------------------------------------------------------
  3.85%, 04/14/09(a)                             4,695,000       4,676,924
--------------------------------------------------------------------------
Unsec. Notes,
  5.00%, 12/15/08(a)                             3,300,000       3,319,899
--------------------------------------------------------------------------
Unsec. Sub. Disc. Deb.,
  7.37%, 10/09/19(a)(d)                          1,800,000         926,118
==========================================================================
                                                                19,757,546
==========================================================================

PRIVATE EXPORT FUNDING COMPANY-0.58%

Series G, Sec. Gtd. Notes,
  6.67%, 09/15/09(a)                             2,701,000       2,983,417
--------------------------------------------------------------------------
Series J, Sec. Gtd. Notes,
  7.65%, 05/15/06(a)                             1,500,000       1,550,070
==========================================================================
                                                                 4,533,487
==========================================================================

TENNESSEE VALLEY AUTHORITY-1.56%

Series A, Bonds,
  6.79%, 05/23/12(a)                             5,000,000       5,784,450
--------------------------------------------------------------------------

                                                PRINCIPAL       MARKET
                                                 AMOUNT          VALUE
--------------------------------------------------------------------------

TENNESSEE VALLEY AUTHORITY-(CONTINUED)

Series G, Global Bonds,
  5.38%, 11/13/08(a)                           $ 6,000,000   $   6,271,980
==========================================================================
                                                                12,056,430
==========================================================================
    Total U.S. Government Agency Securities
      (Cost $187,352,656)                                      188,089,989
==========================================================================

U.S. TREASURY SECURITIES-5.63%

U.S. TREASURY NOTES-3.17%

4.63%, 05/15/06(a)                              14,375,000      14,513,144
--------------------------------------------------------------------------
4.00%, 11/15/12(a)                               1,480,000       1,499,432
--------------------------------------------------------------------------
4.25%, 08/15/13 to 08/15/14(a)(c)                7,700,000       7,896,965
--------------------------------------------------------------------------
6.88%, 08/15/25(a)                                 500,000         673,440
==========================================================================
                                                                24,582,981
==========================================================================

U.S. TREASURY BONDS-2.24%

2.38%, 08/31/06(a)                               7,500,000       7,400,400
--------------------------------------------------------------------------
9.25%, 02/15/16(a)                                 550,000         797,412
--------------------------------------------------------------------------
7.50%, 11/15/16 to 11/15/24(a)                   6,050,000       8,324,735
--------------------------------------------------------------------------
7.63%, 02/15/25(a)                                 550,000         793,205
==========================================================================
                                                                17,315,752
==========================================================================

U.S. TREASURY STRIPS-0.22%

6.79%, 11/15/18(a)(d)                            3,005,000       1,689,381
==========================================================================
    Total U.S. Treasury Securities (Cost
      $42,054,937)                                              43,588,114
==========================================================================


                                                 SHARES

MONEY MARKET FUNDS-10.40%

Government & Agency Portfolio-Institutional
  Class(e)(Cost $80,450,086)                    80,450,086      80,450,086
==========================================================================
TOTAL INVESTMENTS-116.84% (Cost $905,766,115)                  904,212,229
==========================================================================
OTHER ASSETS LESS LIABILITIES-(16.84%)                        (130,348,692)
==========================================================================
NET ASSETS-100.00%                                           $ 773,863,537
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

Ctfs.   - Certificates
Deb.    - Debentures
Disc.   - Discounted
Gtd.    - Guaranteed
Sec.    - Secured
STRIPS  - Separately Traded Registered Interest and Principal Security
Sub.    - Subordinated
TBA     - To Be Announced
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at June 30, 2005 was $813,615,533, which represented 89.98% of the Fund's Total Investments. See Note 1A.
(b) Security purchased on forward commitment basis. These securities are subject to dollar roll transactions. See Note 1F.
(c) All or portion of principal amount has been deposited in escrow with the broker as collateral for reverse repurchase agreements outstanding at June 30, 2005. See Note 5.
(d) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying notes which are an integral part of the financial statements.
                      AIM V.I. GOVERNMENT SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005
(Unaudited)

ASSETS:

Investments, at market value (cost
  $825,316,029)                                  $823,762,143
-------------------------------------------------------------
Investments in affiliated money market funds
  (cost $80,450,086)                               80,450,086
=============================================================
     Total investments (cost $905,766,115)        904,212,229
=============================================================
Receivables for:
  Investments sold                                  9,001,539
-------------------------------------------------------------
  Fund shares sold                                    990,690
-------------------------------------------------------------
  Dividends and interest                            5,033,483
-------------------------------------------------------------
  Principal paydowns                                   44,580
-------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                 50,566
-------------------------------------------------------------
Other assets                                            7,540
=============================================================
     Total assets                                 919,340,627
_____________________________________________________________
=============================================================


LIABILITIES:

Payables for:
  Investments purchased                           116,973,173
-------------------------------------------------------------
  Fund shares reacquired                              420,491
-------------------------------------------------------------
  Trustee deferred compensation and retirement
     plans                                             72,072
-------------------------------------------------------------
  Reverse repurchase agreements                    27,046,000
-------------------------------------------------------------
Accrued administrative services fees                  857,903
-------------------------------------------------------------
Accrued distribution fees--Series II                   11,061
-------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                                177
-------------------------------------------------------------
Accrued transfer agent fees                               167
-------------------------------------------------------------
Accrued operating expenses                             96,046
=============================================================
     Total liabilities                            145,477,090
=============================================================
Net assets applicable to shares outstanding      $773,863,537
_____________________________________________________________
=============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                    $759,019,290
-------------------------------------------------------------
Undistributed net investment income                39,622,143
-------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                           (23,224,010)
-------------------------------------------------------------
Unrealized appreciation (depreciation) of
  investment securities                            (1,553,886)
=============================================================
                                                 $773,863,537
_____________________________________________________________
=============================================================


NET ASSETS:

Series I                                         $755,811,197
_____________________________________________________________
=============================================================
Series II                                        $ 18,052,340
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Series I                                           61,913,828
_____________________________________________________________
=============================================================
Series II                                           1,488,110
_____________________________________________________________
=============================================================
Series I:
  Net asset value per share                      $      12.21
_____________________________________________________________
=============================================================
Series II:
  Net asset value per share                      $      12.13
_____________________________________________________________
=============================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 2005
(Unaudited)

INVESTMENT INCOME:

Interest                                         $15,104,688
------------------------------------------------------------
Dividends from affiliated money market funds         943,354
============================================================
     Total investment income                      16,048,042
============================================================

EXPENSES:

Advisory fees                                      1,678,868
------------------------------------------------------------
Administrative services fees                         950,808
------------------------------------------------------------
Custodian fees                                        25,579
------------------------------------------------------------
Distribution fees--Series II                          21,916
------------------------------------------------------------
Interest                                             394,823
------------------------------------------------------------
Transfer agent fees                                    6,369
------------------------------------------------------------
Trustees' and officer's fees and benefits             16,050
------------------------------------------------------------
Other                                                 43,084
============================================================
     Total expenses                                3,137,497
============================================================
Less: Fees waived                                    (22,935)
============================================================
     Net expenses                                  3,114,562
============================================================
Net investment income                             12,933,480
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES:

Net realized gain (loss) from investment
  securities                                      (2,150,029)
------------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of investment securities         (2,008,401)
------------------------------------------------------------
Net gain (loss) from investment securities        (4,158,430)
============================================================
Net increase in net assets resulting from
  operations                                     $ 8,775,050
____________________________________________________________
============================================================

See accompanying notes which are an integral part of the financial statements.
                      AIM V.I. GOVERNMENT SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2005 and the year ended December 31, 2004 (Unaudited)

                                                                JUNE 30,      DECEMBER 31,
                                                                  2005            2004
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $ 12,933,480    $ 19,126,783
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities           (2,150,029)       (492,458)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                       (2,008,401)     (3,698,196)
==========================================================================================
    Net increase in net assets resulting from operations         8,775,050      14,936,129
==========================================================================================
Distributions to shareholders from net investment income:
  Series I                                                              --     (24,312,926)
------------------------------------------------------------------------------------------
  Series II                                                             --        (614,972)
==========================================================================================
    Total distributions from net investment income                      --     (24,927,898)
==========================================================================================
Share transactions-net:
  Series I                                                      94,996,103     135,529,759
------------------------------------------------------------------------------------------
  Series II                                                        138,205      (4,390,961)
==========================================================================================
    Net increase in net assets resulting from share
     transactions                                               95,134,308     131,138,798
==========================================================================================
    Net increase in net assets                                 103,909,358     121,147,029
==========================================================================================

NET ASSETS:

  Beginning of period                                          669,954,179     548,807,150
==========================================================================================
  End of period (including undistributed net investment
    income of $39,622,143 and $26,688,663, respectively)      $773,863,537    $669,954,179
__________________________________________________________________________________________
==========================================================================================

See accompanying notes which are an integral part of the financial statements.
                      AIM V.I. GOVERNMENT SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Government Securities Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty-eight separate portfolios. The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products"). Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve a high level of current income consistent with reasonable concern for safety of principal.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment
                      AIM V.I. GOVERNMENT SECURITIES FUND
     income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The difference between the selling price and the future purchase price is generally amortized to income between the date of the sell and the future purchase date. During the period between the sale and purchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

G. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to substitute such collateral no later than the next business day.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                              RATE
---------------------------------------------------------------------
First $250 million                                              0.50%
=====================================================================
Over $250 million                                               0.45%
_____________________________________________________________________
=====================================================================


    Effective July 1, 2005, AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 0.73% and Series II shares to 0.98% of average daily net assets, through June 30, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above:
(i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended June 30, 2005, AIM waived fees of $22,935.
                      AIM V.I. GOVERNMENT SECURITIES FUND

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2005, AMVESCAP's expense reimbursement was less than $100.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2005, AIM was paid $87,600 for accounting and fund administrative services and reimbursed $863,208 for services provided by insurance companies.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and to reimburse AISI for certain expenses incurred by AISI in the course of providing such services. For the six months ended June 30, 2005, the Fund paid AISI $6,369.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. Pursuant to the Plan, for the six months ended June 30, 2005, the Series II shares paid $21,916.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the SEC and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market fund for the six months ended June 30, 2005.

                                                                     UNREALIZED
                 MARKET VALUE      PURCHASES        PROCEEDS        APPRECIATION     MARKET VALUE    DIVIDEND     REALIZED
FUND               12/31/04         AT COST        FROM SALES      (DEPRECIATION)      06/30/05       INCOME     GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------
Government &
  Agency
  Portfolio-Institutional
  Class          $87,204,509     $274,759,491     $(281,513,914)       $   --        $80,450,086     $943,354      $   --
____________________________________________________________________________________________________________________________
============================================================================================================================

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee of the Fund who is not an "interested person" of the AIM Funds. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    In addition to the above, "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to the Senior Officer of the AIM Funds.

    During the six months ended June 30, 2005, the Fund paid legal fees of $3,263 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

The Fund may enter into reverse repurchase agreements. Reverse repurchase agreements involve the sale of securities held by the Fund, with an agreement that the Fund will repurchase such securities at an agreed upon price and date. The Fund will use the proceeds of a reverse repurchase agreement (which are considered to be borrowings under the 1940 Act) to purchase other permitted securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The agreements are collateralized by the underlying securities and are carried at the amount at which the securities subsequently will be repurchased as specified in the agreements. During the six months ended June 30, 2005, the average borrowings for the 180 days the borrowings were outstanding was $27,976,178 with a weighted interest rate of 2.86% and interest expense of $394,823.

    Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate

                      AIM V.I. GOVERNMENT SECURITIES FUND
available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of December 31, 2004 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
December 31, 2011                                                $11,708,442
-----------------------------------------------------------------------------
December 31, 2012                                                  7,926,971
=============================================================================
Total capital loss carryforward                                  $19,635,413
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2005 was $327,062,213 and $206,987,970, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities     $     3,762,536
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (5,520,594)
===============================================================================
Net unrealized appreciation (depreciation) of investment
  securities                                                   $    (1,758,058)
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $905,970,287.

                      AIM V.I. GOVERNMENT SECURITIES FUND

NOTE 8--SHARE INFORMATION

                                            CHANGES IN SHARES OUTSTANDING(a)
------------------------------------------------------------------------------------------------------------------------
                                                                     SIX MONTHS ENDED                 YEAR ENDED
                                                                      JUNE 30, 2005               DECEMBER 31, 2004
                                                                --------------------------    --------------------------
                                                                  SHARES         AMOUNT         SHARES         AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                      13,943,940    $168,387,027    16,435,650    $202,834,635
------------------------------------------------------------------------------------------------------------------------
  Series II                                                        409,240       4,913,728       359,723       4,410,391
========================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                              --              --     2,015,997      24,312,926
------------------------------------------------------------------------------------------------------------------------
  Series II                                                             --              --        51,247         614,971
========================================================================================================================
Reacquired:
  Series I                                                      (6,084,831)    (73,390,924)   (7,431,260)    (91,617,802)
------------------------------------------------------------------------------------------------------------------------
  Series II                                                       (397,796)     (4,775,523)     (768,954)     (9,416,323)
========================================================================================================================
                                                                 7,870,553    $ 95,134,308    10,662,403    $131,138,798
________________________________________________________________________________________________________________________
========================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 79% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with this entity whereby this entity sells units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, third party record keeping, account servicing and administrative services. The Trust has not knowledge as to whether all or any portion of the shares owned of record by this shareholder are also owned beneficially.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                             SERIES I
                                 ------------------------------------------------------------------------------------------------
                                 SIX MONTHS
                                   ENDED                                        YEAR ENDED DECEMBER 31,
                                  JUNE 30,             --------------------------------------------------------------------------
                                    2005                 2004            2003            2002            2001              2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                          $  12.07             $  12.23        $  12.40        $  11.53        $  11.16           $ 10.63
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income               0.22(a)              0.40(a)         0.36(a)         0.49(a)         0.59(a)(b)        0.66(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)                  (0.08)               (0.09)          (0.23)           0.61            0.12              0.41
=================================================================================================================================
    Total from investment
      operations                      0.14                 0.31            0.13            1.10            0.71              1.07
=================================================================================================================================
Less distributions:
  Dividends from net investment
    income                              --                (0.47)          (0.30)          (0.23)          (0.34)            (0.54)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net
    realized gains                      --                   --           (0.00)             --              --                --
=================================================================================================================================
    Total distributions                 --                (0.47)          (0.30)          (0.23)          (0.34)            (0.54)
=================================================================================================================================
Net asset value, end of period    $  12.21             $  12.07        $  12.23        $  12.40        $  11.53           $ 11.16
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                       1.16%                2.56%           1.07%           9.59%           6.41%            10.12%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                        $755,811             $652,226        $526,482        $428,322        $150,660           $84,002
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average
  net assets                          0.86%(d)(e)          0.87%           0.76%           0.81%           1.08%             0.97%
=================================================================================================================================
Ratio of net investment income
  to average net assets               3.61%(d)             3.20%           2.93%           4.01%           5.09%(b)          6.03%
=================================================================================================================================
Ratio of interest expense to
  average net assets                  0.11%(d)             0.09%           0.01%           0.01%           0.28%             0.12%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)              31%                  95%            265%            170%            199%               87%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began recording paydown gains and losses as adjustments to interest income. Had the Fund not recorded paydown gains and losses as adjustments to interest income, the net investment income per share would have been $0.62 and the ratio of investment income to average net assets would have been 5.40%. Per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(d) Ratios are annualized and based on average daily net assets of $706,891,231.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.87% (annualized).
(f)  Not annualized for periods less than one year.

                      AIM V.I. GOVERNMENT SECURITIES FUND

                                                                                  SERIES II
                                            -------------------------------------------------------------------------------------
                                                                                                               SEPTEMBER 19, 2001
                                            SIX MONTHS                                                            (DATE SALES
                                              ENDED                      YEAR ENDED DECEMBER 31,                 COMMENCED) TO
                                             JUNE 30,             -------------------------------------           DECEMBER 31,
                                               2005                2004           2003           2002                 2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $ 12.01              $ 12.17        $ 12.35        $ 11.52              $11.84
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                         0.20(a)              0.36(a)        0.33(a)        0.46(a)             0.16(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                   (0.08)               (0.08)         (0.22)          0.60               (0.14)
=================================================================================================================================
    Total from investment operations            0.12                 0.28           0.11           1.06                0.02
=================================================================================================================================
Less distributions:
  Dividends from net investment income            --                (0.44)         (0.29)         (0.23)              (0.34)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains           --                   --          (0.00)            --                  --
=================================================================================================================================
    Total distributions                           --                (0.44)         (0.29)         (0.23)              (0.34)
=================================================================================================================================
Net asset value, end of period               $ 12.13              $ 12.01        $ 12.17        $ 12.35              $11.52
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                 1.00%                2.27%          0.93%          9.25%               0.22%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $18,052              $17,728        $22,325        $14,926              $  946
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets         1.11%(c)(d)          1.12%          1.01%          1.06%               1.41%(e)
=================================================================================================================================
Ratio of net investment income to average
  net assets                                    3.36%(c)             2.95%          2.68%          3.76%               4.76%(e)
=================================================================================================================================
Ratio of interest expense to average net
  assets                                        0.11%(c)             0.09%          0.01%          0.01%               0.28%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                        31%                  95%           265%           170%                199%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c) Ratios are annualized and based on average daily net assets of $17,678,135.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.12% (annualized).
(e)  Annualized.
(f)  Not annualized for periods less than one year.

NOTE 10--CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS

On December 1, 2004, the Audit Committee (the "Audit Committee") of the Board of Trustees (the "Board") of the Trust appointed PricewaterhouseCoopers LLP ("PWC") as the independent registered public accounting firm of the Fund for the fiscal year ending December 31, 2005. Such appointment was ratified and approved by the Independent Trustees of the Board. Tait, Weller & Baker ("TAIT") was the Fund's independent registered public accounting firm for the prior reporting period. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds with December 31 year ends. On May 5, 2005, the Trust obtained a formal resignation from TAIT as the independent registered public accounting firm of the Fund.

  TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction would have caused TAIT to make reference to that matter in connection with such reports.

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil

                      AIM V.I. GOVERNMENT SECURITIES FUND
penalties) is being created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI agreed to create a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

  - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

                      AIM V.I. GOVERNMENT SECURITIES FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President                                     Suite 100
James T. Bunch                                                                  Houston, TX 77046-1173
Bruce L. Crockett                 Mark H. Williamson
Chair                             Executive Vice President                      INVESTMENT ADVISOR
Albert R. Dowden                                                                A I M Advisors, Inc.
Edward K. Dunn Jr.                Lisa O. Brinkley                              11 Greenway Plaza
Jack M. Fields                    Senior Vice President and Chief Compliance    Suite 100
Carl Frischling                   Officer                                       Houston, TX 77046-1173
Robert H. Graham
Gerald J. Lewis                   Russell C. Burk                               TRANSFER AGENT
Prema Mathai-Davis                Senior Vice President (Senior Officer)        AIM Investment Services, Inc.
Lewis F. Pennock                                                                P.O. Box 4739
Ruth H. Quigley                   Kevin M. Carome                               Houston, TX 77210-4739
Larry Soll                        Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President and Treasurer                  Boston, MA 02110-2801

                                  Robert G. Alley                               COUNSEL TO THE FUND
                                  Vice President                                Foley & Lardner LLP
                                                                                3000 K N.W., Suite 500
                                  J. Philip Ferguson                            Washington, D.C. 20007-5111
                                  Vice President
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                  Mark D. Greenberg                             Kramer, Levin, Naftalis & Frankel LLP
                                  Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
                                  William R. Keithler
                                  Vice President                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                  Karen Dunn Kelley                             11 Greenway Plaza
                                  Vice President                                Suite 100
                                                                                Houston, TX 77046-1173









                      AIM V.I. GOVERNMENT SECURITIES FUND

                                                            AIM V.I. GROWTH FUND
                               Semiannual Report to Shareholders o June 30, 2005


                                   AIM V.I. GROWTH FUND seeks growth of capital.


UNLESS OTHERWISE STATED, INFORMATION PRESENTED IN THIS REPORT IS AS OF JUNE 30, 2005, AND IS BASED ON TOTAL NET ASSETS.


================================================================================

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or 1-800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-7452 and 33-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 1-800-410-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2005, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS AND VARIABLE PRODUCT PROSPECTUS, WHICH CONTAIN MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ EACH CAREFULLY BEFORE INVESTING.

================================================================================


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                        --Registered Trademark--


NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIM V.I. GROWTH FUND


MANAGEMENT'S DISCUSSION                                                                   sector guidelines or constraints,
OF FUND PERFORMANCE                                                                       internal controls and proprietary
                                                                                          software help us monitor risk levels and
======================================================================================    sector concentration.

PERFORMANCE SUMMARY                          =========================================       We employ an active, unemotional sell
                                                                                          process designed to identify
For the six months ended June 30, 2005,      FUND VS. INDEXES                             deterioration in the underlying reasons a
AIM V.I. Growth Fund delivered slightly                                                   stock was initially purchased and avoid
negative returns, but it held up better      TOTAL RETURNS, 12/31/04-6/30/05,             the risk of capital loss. Conditions that
than its broad market and style-specific     EXCLUDING VARIABLE PRODUCT ISSUER            may cause us to reduce or sell a position
indexes, both of which were negative. The    CHARGES. IF VARIABLE PRODUCT ISSUER          include:
Fund held up better than the S&P 500 Index   CHARGES WERE INCLUDED, RETURNS
because of the strength of its health        WOULD BE LOWER.                              o deterioration in business prospects
care holdings. Relative to the broad
market, the Fund had a heavier weighting     Series I Shares                    -0.19%    o worsening competitive position
in the health care sector, and its health
care stocks generally outperformed those     Series II Shares                   -0.31     o slowing earnings growth
of the index.
                                             Standard & Poor's Composite                  o extended valuation
   The Fund held up better than the          Index of 500 Stocks (S&P 500 Index)
Russell 1000 Index because it had a          (Broad Market Index)               -0.81     o more attractive investment
larger percentage of its assets invested                                                  opportunities
in energy holdings than did the index,       Russell 1000 Growth Index
and because the return of the Fund's         (Style-specific Index)             -1.72     MARKET CONDITIONS AND YOUR FUND
energy holdings generally exceeded that
of the index. Also, as a group, the          Lipper Large-Cap Growth Fund Index           The market rally that began in late 2004
Fund's financials holdings significantly     (Peer Group Index)                 -1.28     faded during the early months of 2005.
outperformed those of the index.                                                          During the first half of 2005, the market
                                             Source: Lipper, Inc.                         lost ground and then gained ground,
                                                                                          finally closing not far from where it
                                             =========================================    began. The market's indecision was the
                                                                                          result of record-high energy prices and
======================================================================================    rising short-term interest rates, among
                                                                                          other factors. In contrast with the stock
HOW WE INVEST                                and cash flow, ranking investment            market, U.S. gross domestic product, the
                                             candidates on absolute and relative          broadest measure of the nation's overall
We believe that a growth investment          attractiveness.                              economic activity, expanded strongly
strategy is an essential component of a                                                   throughout the first half of 2005.
diversified portfolio.                          Our fundamental analysis seeks to
                                             define a company's key drivers of success       For the reporting period, returns of
   Our investment process combines           and to assess their durability. We           indexes representing small- and large-cap
quantitative and fundamental analysis to     carefully review financial statements and    stocks were similar, returning less than
uncover companies exhibiting long-term,      earnings reports, the company's business     1%. Mid-cap stocks performed
sustainable earnings and cash flow growth    model and management team, the               significantly better, returning more than
that is not yet reflected in investor        competitive environment and market           4% for the period. Value stocks
expectations or equity valuations.           opportunities.                               consistently outperformed growth stocks
                                                                                          across all capitalization levels for the
   Quantitative analysis helps us narrow        We construct the portfolio using a        six months ended June 30, 2005.
our investment universe down to a            bottom-up strategy, focusing on stocks
manageable list of potential investments.    rather than industries or sectors. While        We build your Fund's portfolio stock
We focus on the level, growth rate and       there are no formal                          by stock and do not attempt to match its
sustainability of earnings, revenue                                                       indexes'

=========================================    =========================================    =========================================
                                                                                          TOP 10 EQUITY HOLDINGS*
PORTFOLIO COMPOSITION                        TOP 10 INDUSTRIES*
                                                                                           1. Tyco International Ltd.          3.7%
By sector                                     1. Semiconductors                   6.6%        (Bermuda)

 1. Information Technology          32.8%     2. Managed Health Care              6.1      2. Dell Inc.                        3.4

 2. Consumer Discretionary          20.3      3. Internet Software & Services     5.3      3. Aetna Inc.                       2.9

 3. Health Care                     19.4      4. Pharmaceuticals                  5.0      4. Johnson & Johnson                2.6

 4. Financials                       8.0      5. Computer Hardware                5.0      5. Goldman Sachs Group, Inc.        2.5
                                                                                              (The)
 5. Industrials                      7.6      6. Systems Software                 5.0
                                                                                           6. Analog Devices, Inc.             2.5
 6. Energy                           5.4      7. Investment Banking & Brokerage   4.5
                                                                                           7. Oracle Corp.                     2.2
 7. Consumer Staples                 4.3      8. Communications Equipment         4.5
                                                                                           8. National Semiconductor Corp.     2.1
 8. Materials                        1.7      9. Industrial Conglomerates         4.4
                                                                                           9. Yahoo! Inc.                      2.0
    Money Market Funds Plus                  10. Department Stores                4.0
    Other Assets Less Liabilities    0.5                                                  10. VERITAS Software Corp.           2.0

The Fund's holdings are subject to change, and there is no assurance that the             TOTAL NET ASSETS          $340.1 million
Fund will continue to hold any particular security.
                                                                                          TOTAL NUMBER OF HOLDINGS*             77
*Excluding money market fund holdings.

=========================================    =========================================    =========================================

AIM V.I. GROWTH FUND


sector weightings. However, sector           believe that will expand significantly as    buybacks, dividend increases or strategic
performance is a part of the market          advertisers seek to reach consumers who      acquisitions
conditions that affect short-term            increasingly are not reachable by network
performance of individual stocks and the     television commercials. Given its               We thank you for your continued
Fund, so it can be helpful to recount        dominant market position, we continued to    investment in AIM V.I. Growth Fund.
some generalizations about sector            own Google at the close of the reporting
performance during the reporting period.     period.                                      The views and opinions expressed in
                                                                                          management's discussion of Fund
   Strong stock selection within the         o Aetna is one of the nation's largest       performance are those of AIM Advisors,
health care and energy sectors               providers of health, dental, pharmacy,       Inc. These views and opinions are subject
contributed to Fund performance for the      group life, disability and long-term care    to change at any time based on factors
reporting period. Health care stocks as a    benefits. Management completed a             such as market and economic conditions.
group performed relatively well in a         multi-year turnaround of the company in      These views and opinions may not be
generally weak market. Investors favored     2004, achieving growth in virtually all      relied upon as investment advice or
health care stocks, many of which paid       geographic regions and product lines.        recommendations, or as an offer for a
dividends and were viewed as trading at      Aetna's focus on cost containment helped     particular security. The information is
low valuations relative to the market as     increase earnings and operating margins,     not a complete analysis of every aspect
a whole. Health care services and            and the company's stock price                of any market, country, industry,
equipment stocks were the top performers     appreciated. Given the company's strong      security or the Fund. Statements of fact
within the sector, while biotechnology       earnings and cash flow growth, we            are from sources considered reliable, but
stocks declined significantly during the     continued to hold the stock.                 AIM Advisors, Inc. makes no
period. Pharmaceutical stocks did well in                                                 representation or warranty as to their
the second quarter.                             Stocks that hindered Fund performance     completeness or accuracy. Although
                                             included EBAY and HARMAN INTERNATIONAL.      historical performance is no guarantee of
   Record-high oil prices contributed to                                                  future results, these insights may help
strength throughout the energy sector        o eBay is the largest online market for      you understand our investment management
during the reporting period, and your        the sale of goods and services by            philosophy.
Fund benefited from being overweight in      consumers and small businesses. Investors
the sector relative to its benchmark         reacted negatively to the company's                         LANNY H. SACHNOWITZ,
indexes. We added to the Fund's energy       year-over-year U.S. earnings growth            [SACHNOWITZ  senior portfolio manager,
holdings in recent months as we saw          figures, announced in January, which              PHOTO]    is lead portfolio manager
evidence that the sector may be              caused the stock to decline for much of                     of AIM V.I. Growth Fund.
experiencing a period of sustained           the reporting period. We believe                            He joined AIM in 1987 as a
growth.                                      investors overreacted to short-term          money market trader and research analyst.
                                             trends, and we believe eBay's long-term      In 1990, Mr. Sachnowitz's trading
   While our financials stocks had a         prospects remain positive. We believe        responsibilities were expanded to include
slight negative effect on Fund               eBay is an exceptionally well managed        head of equity trading. He was named to
performance, they held up relatively well    company that dominates its market, and we    his current position in 1991. Mr.
compared to financials stocks included in    continued to hold the stock at the close     Sachnowitz received a B.S. in finance
the Fund's benchmark indexes. Financials     of the reporting period.                     from the University of Southern
stocks were hurt by rising short-term                                                     California and an M.B.A. from the
interest rates, causing lending,             o Harman International manufactures          University of Houston.
including mortgage refinancing, to slow      high-end audio equipment for consumers
somewhat. Also, lackluster stock market      and professionals. The company's largest                    JAMES G. BIRDSALL,
performance was a negative for many          markets are in automotive sound systems         [BIRDSALL   portfolio manager, is a
brokerage stocks.                            and vehicle dashboard systems. Both               PHOTO]    portfolio manager of AIM
                                             markets have become more competitive as                     V.I. Growth Fund. He has
   Approximately one-third of Fund assets    automotive manufacturers have become more                   been associated with AIM
were invested in information technology      price-sensitive. We sold our holdings in     Investments since 1997 and assumed his
stocks at the close of the reporting         the stock before the close of the            current position in 1999. Mr. Birdsall
period, but your Fund's investments in       reporting period because we were             received his B.B.A. with a concentration
the sector had only a slight negative        uncertain about the company's ability to     in finance from Stephen F. Austin State
effect on Fund performance. Information      sustain its earnings.                        University before earning his M.B.A. with
technology stocks as a group were weak                                                    a concentration in finance and
during the reporting period. While some      IN CLOSING                                   international business from the
of this weakness was seasonal, much of it                                                 University of St. Thomas.
was due to the fact that companies           Large-cap growth stocks seemed well
generally remained hesitant to commit to     positioned at the close of the reporting     Assisted by the Large Cap Growth Team
major information technology improvements    period. In our view, several factors
until economic and industry trends became    favored such stocks, including:
clearer.                                                                                            [RIGHT ARROW GRAPHIC]
                                             o reasonable valuations, particularly
   Holdings that contributed to Fund         relative to expected growth rates
performance included GOOGLE and AETNA.                                                    For a discussion of risks of investing in
                                             o a moderately strong, growing economy       your Fund, indexes used in this report
o Google maintains the world's largest                                                    and your Fund's long-term performance,
online searchable index of Internet          o significant cash reserves on many          please turn the page.
sites, generating revenue through online     companies balance sheets, which could
advertising. Internet advertising            lead to share
currently accounts for just five percent
of total ad spending in the U.S., but we

AIM V.I. GROWTH FUND


YOUR FUND'S LONG-TERM PERFORMANCE


========================================

AVERAGE ANNUAL TOTAL RETURNS                 Series II shares invest in the same          intended to reflect actual variable
As of 6/30/05                                portfolio of securities and will have        product values. They do not reflect
                                             substantially similar performance,           sales charges, expenses and fees
SERIES I SHARES                              except to the extent that expenses borne     assessed in connection with a variable
Inception (5/5/93)               6.01%       by each class differ.                        product. Sales charges, expenses and
10 Years                         4.41                                                     fees, which are determined by the
 5 Years                        -13.28          The performance data quoted represent     variable product issuers, will vary and
 1 Year                           3.76       past performance and cannot guarantee        will lower the total return.
                                             comparable future results; current
SERIES II SHARES                             performance may be lower or higher.             Per NASD requirements, the most
10 Years                         4.16        Please contact your variable product         recent month-end performance data at the
 5 Years                        -13.49       issuer or financial advisor for the most     Fund level, excluding variable product
 1 Year                           3.45       recent month-end variable product            charges, is available on this AIM
                                             performance. Performance figures reflect     automated information line,
========================================     Fund expenses, reinvested distributions      866-702-4402. As mentioned above, for
                                             and changes in net asset value.              the most recent month-end performance
Returns since the inception date of          Investment return and principal value        including variable product charges,
Series II shares are historical. All         will fluctuate so that you may have a        please contact your variable product
other returns are the blended returns of     gain or loss when you sell shares.           issuer or financial advisor.
the historical performance of Series II
shares since their inception and the            AIM V.I. Growth Fund, a series
restated historical performance of           portfolio of AIM Variable Insurance
Series I shares (for periods prior to        Funds, is currently offered through
inception of Series II shares) adjusted      insurance companies issuing variable
to reflect the higher Rule 12b-1 fees        products. You cannot purchase shares of
applicable to the Series II shares. The      the Fund directly. Performance figures
inception date of Series II shares is        given represent the Fund and are not
September 19, 2001. Series I and


PRINCIPAL RISKS OF INVESTING IN THE FUND        The unmanaged Standard & Poor's           differ from the net asset values and
                                             Composite Index of 500 Stocks (the           returns reported in the Financial
The Fund may invest up to 25% of its         S&P 500--Registered Trademark-- INDEX)       Highlights. Additionally, the returns
assets in the securities of non-U.S.         is an index of common stocks                 and net asset values shown throughout
issuers. International investing             frequently used as a general measure of      this report are at the Fund level only
presents certain risks not associated        U.S. stock market performance.               and do not include variable product
with investing solely in the United                                                       issuer charges. If such charges were
States. These include risks relating to         The Fund is not managed to track the      included, the total returns would be
fluctuations in the value of the U.S.        performance of any particular index,         lower.
dollar relative to the values of other       including the indexes defined here, and
currencies, the custody arrangements         consequently, the performance of the            Industry classifications used in this
made for the Fund's foreign holdings,        Fund may deviate significantly from the      report are generally according to the
differences in accounting, political         performance of the indexes.                  Global Industry Classification Standard,
risks and the lesser degree of public                                                     which was developed by and is the
information required to be provided by          A direct investment cannot be made in     exclusive property and a service mark of
non-U.S. companies.                          an index. Unless otherwise indicated,        Morgan Stanley Capital International
                                             index results include reinvested             Inc. and Standard & Poor s.
ABOUT INDEXES USED IN THIS REPORT            dividends, and they do not reflect sales
                                             charges. Performance of an index of
The unmanaged LIPPER LARGE-CAP GROWTH        funds reflects fund expenses;
FUND INDEX represents an average of the      performance of a market index does not.
performance of the 30 largest
large-capitalization growth funds            OTHER INFORMATION
tracked by Lipper, Inc., an independent
mutual fund performance monitor.             The returns shown in management's
                                             discussion of Fund performance are based
   The unmanaged Russell                     on net asset values calculated for
1000--Registered Trademark-- Growth Index    shareholder transactions. Generally
is a subset of the unmanaged RUSSELL         accepted accounting principles require
1000--Registered Trademark-- Index,          adjustments to be made to the net assets
which represents the performance of the      of the Fund at period end for financial
stocks of large-capitalization               reporting purposes, and as such, the net
companies; the Growth subset measures        asset values for shareholder
the performance of Russell 1000              transactions and the returns based on
companies with higher price/book ratios      those net asset values may
and higher forecasted growth values.

AIM V.I. GROWTH FUND


CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE                                      You may use the information in this             The hypothetical account values and
                                             table, together with the amount you          expenses may not be used to estimate the
As a shareholder of the Fund, you incur      invested, to estimate the expenses that      actual ending account balance or
ongoing costs, including management          you paid over the period. Simply divide      expenses you paid for the period. You
fees; distribution and/or service fees       your account value by $1,000 (for            may use this information to compare the
(12b-1); and other Fund expenses. This       example, an $8,600 account value divided     ongoing costs of investing in the Fund
example is intended to help you              by $1,000 = 8.6), then multiply the          and other funds. To do so, compare this
understand your ongoing costs (in            result by the number in the table under      5% hypothetical example with the 5%
dollars) of investing in the Fund and to     the heading entitled "Actual Expenses        hypothetical examples that appear in the
compare these costs with ongoing costs       Paid During Period" to estimate the          shareholder reports of the other funds.
of investing in other mutual funds. The      expenses you paid on your account during
example is based on an investment of         this period.                                    Please note that the expenses shown
$1,000 invested at the beginning of the                                                   in the table are meant to highlight your
period and held for the entire period        HYPOTHETICAL EXAMPLE FOR                     ongoing costs. Therefore, the
January 1, 2005, through June 30, 2005.      COMPARISON PURPOSES                          hypothetical information is useful in
                                                                                          comparing ongoing costs, and will not
   The actual and hypothetical expenses      The table below also provides                help you determine the relative total
in the examples below do not represent       information about hypothetical account       costs of owning different funds.
the effect of any fees or other expenses     values and hypothetical expenses based
assessed in connection with a variable       on the Fund's actual expense ratio and
product; if they did, the expenses shown     an assumed rate of return of 5% per year
would be higher while the ending account     before expenses, which is not the Fund's
values shown would be lower.                 actual return. The Fund's actual
                                             cumulative total returns at net asset
ACTUAL EXPENSES                              value after expenses for the six months
                                             ended June 30, 2005, appear in the table
The table below provides information         "Fund vs. Indexes" on the first page of
about actual account values and actual       management's discussion of Fund
expenses.                                    performance.


====================================================================================================================================

                                                        ACTUAL                                       HYPOTHETICAL
                                                                                           (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING              ENDING                                         ENDING
                    ACCOUNT              ACCOUNT                      EXPENSES           ACCOUNT                       EXPENSES
 SHARE               VALUE                VALUE                     PAID DURING           VALUE                       PAID DURING
 CLASS              (1/1/05)           (6/30/05)(1)                  PERIOD(2)          (6/30/05)                       PERIOD(2)
Series I           $1,000.00             $988.10                       $4.61            $1,020.18                       $4.66
Series II           1,000.00              996.90                        5.84             1,018.94                        5.91

(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2005, through June 30,
    2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended June 30, 2005, appear in the table "Fund vs. Indexes" on the first page of management's discussion of Fund performance.

(2) Expenses are equal to the Fund's annualized expense ratio (0.93% and 1.18% for Series I and Series II shares, respectively)
    multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

====================================================================================================================================

AIM V.I. GROWTH FUND


APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM Variable        o The quality of services to be provided     o Fees relative to those of clients of
Insurance Funds (the "Board") oversees       by AIM. The Board reviewed the               AIM with comparable investment
the management of AIM V.I. Growth Fund       credentials and experience of the            strategies. The Board reviewed the
(the "Fund") and, as required by law,        officers and employees of AIM who will       advisory fee rate for the Fund under the
determines annually whether to approve       provide investment advisory services to      Advisory Agreement. The Board noted that
the continuance of the Fund's advisory       the Fund. In reviewing the                   this rate was comparable to the advisory
agreement with AI M Advisors, Inc.           qualifications of AIM to provide             fee rates for a mutual fund advised by
("AIM"). Based upon the recommendation       investment advisory services, the Board      AIM with investment strategies
of the Investments Committee of the          reviewed the qualifications of AIM's         comparable to those of the Fund. The
Board, which is comprised solely of          investment personnel and considered such     Board noted that AIM has agreed to waive
independent trustees, at a meeting held      issues as AIM's portfolio and product        advisory fees of the Fund and to limit
on June 30, 2005, the Board, including       review process, various back office          the Fund's total operating expenses, as
all of the independent trustees,             support functions provided by AIM and        discussed below. Based on this review,
approved the continuance of the advisory     AIM's equity and fixed income trading        the Board concluded that the advisory
agreement (the "Advisory Agreement")         operations. Based on the review of these     fee rate for the Fund under the Advisory
between the Fund and AIM for another         and other factors, the Board concluded       Agreement was fair and reasonable.
year, effective July 1, 2005.                that the quality of services to be
                                             provided by AIM was appropriate and that     o Fees relative to those of comparable
   The Board considered the factors          AIM currently is providing satisfactory      funds with other advisors. The Board
discussed below in evaluating the            services in accordance with the terms of     reviewed the advisory fee rate for the
fairness and reasonableness of the           the Advisory Agreement.                      Fund under the Advisory Agreement. The
Advisory Agreement at the meeting on                                                      Board compared effective contractual
June 30, 2005 and as part of the Board's     o The performance of the Fund relative       advisory fee rates at a common asset
ongoing oversight of the Fund. In their      to comparable funds. The Board reviewed      level and noted that the Fund's rate was
deliberations, the Board and the             the performance of the Fund during the       above the median rate of the funds
independent trustees did not identify        past one, three and five calendar years      advised by other advisors with
any particular factor that was               against the performance of funds advised     investment strategies comparable to
controlling, and each trustee attributed     by other advisors with investment            those of the Fund that the Board
different weights to the various             strategies comparable to those of the        reviewed. The Board noted that AIM has
factors.                                     Fund. The Board noted that the Fund's        agreed to waive advisory fees of the
                                             performance was at the median                Fund and to limit the Fund's total
   One of the responsibilities of the        performance of such comparable funds for     operating expenses, as discussed below.
Senior Officer of the Fund, who is           the one and three year periods and below     Based on this review, the Board
independent of AIM and AIM's affiliates,     such median performance for the five         concluded that the advisory fee rate for
is to manage the process by which the        year period. Based on this review, the       the Fund under the Advisory Agreement
Fund's proposed management fees are          Board concluded that no changes should       was fair and reasonable.
negotiated to ensure that they are           be made to the Fund and that it was not
negotiated in a manner which is at arm's     necessary to change the Fund's portfolio     o Expense limitations and fee waivers.
length and reasonable. To that end, the      management team at this time.                The Board noted that AIM has
Senior Officer must either supervise a                                                    contractually agreed to waive advisory
competitive bidding process or prepare       o The performance of the Fund relative       fees of the Fund through June 30, 2006
an independent written evaluation. The       to indices. The Board reviewed the           to the extent necessary so that the
Senior Officer has recommended an            performance of the Fund during the past      advisory fees payable by the Fund do not
independent written evaluation in lieu       one, three and five calendar years           exceed a specified maximum advisory fee
of a competitive bidding process and,        against the performance of the Lipper        rate, which maximum rate includes
upon the direction of the Board, has         Large-Cap Growth Fund Index. The Board       breakpoints and is based on net asset
prepared such an independent written         noted that the Fund's performance was        levels. The Board considered the
evaluation. Such written evaluation also     above the performance of such Index for      contractual nature of this fee waiver
considered certain of the factors            the one year period, comparable to such      and noted that it remains in effect
discussed below. In addition, as             Index for the three year period, and         until June 30, 2006. The Board noted
discussed below, the Senior Officer made     below such Index for the five year           that AIM has contractually agreed to
certain recommendations to the Board in      period. Based on this review, the Board      waive fees and/or limit expenses of the
connection with such written evaluation.     concluded that no changes should be made     Fund through April 30, 2006 in an amount
                                             to the Fund and that it was not              necessary to limit total annual
   The discussion below serves as a          necessary to change the Fund's portfolio     operating expenses to a specified
summary of the Senior Officer's              management team at this time.                percentage of average daily net assets
independent written evaluation and                                                        for each class of the Fund. The Board
recommendations to the Board in              o Meeting with the Fund's portfolio          considered the contractual nature of
connection therewith, as well as a           managers and investment personnel. With      this fee waiver/expense limitation and
discussion of the material factors and       respect to the Fund, the Board is            noted that it remains in effect through
the conclusions with respect thereto         meeting periodically with such Fund's        April 30, 2006. The Board considered the
that formed the basis for the Board's        portfolio managers and/or other              effect these fee waivers/expense
approval of the Advisory Agreement.          investment personnel and believes that       limitations would have on the Fund's
After consideration of all of the            such individuals are competent and able      estimated expenses and concluded that
factors below and based on its informed      to continue to carry out their               the levels of fee waivers/expense
business judgment, the Board determined      responsibilities under the Advisory          limitations for the Fund were fair and
that the Advisory Agreement is in the        Agreement.                                   reasonable.
best interests of the Fund and its
shareholders and that the compensation       o Overall performance of AIM. The Board      o Breakpoints and economies of scale.
to AIM under the Advisory Agreement is       considered the overall performance of        The Board reviewed the structure of the
fair and reasonable and would have been      AIM in providing investment advisory and     Fund's advisory fee under the Advisory
obtained through arm's length                portfolio administrative services to the     Agreement, noting that it includes one
negotiations.                                Fund and concluded that such performance     breakpoint. The Board reviewed the level
                                             was satisfactory.                            of the Fund's advisory fees, and noted
o The nature and extent of the advisory                                                   that such fees, as a percentage of the
services to be provided by AIM. The                                                       Fund's net assets, have decreased as net
Board reviewed the services to be                                                         assets increased because the Advisory
provided by AIM under the Advisory                                                        Agreement includes a breakpoint. The
Agreement. Based on such review, the                                                      Board noted that AIM has contractually
Board concluded that the range of                                                         agreed to waive advisory fees of the
services to be provided by AIM under the
Advisory Agreement was appropriate and                                                                              (continued)
that AIM currently is providing services
in accordance with the terms of the
Advisory Agreement.

AIM V.I. GROWTH FUND


Fund through June 30, 2006 to the extent     o Profitability of AIM and its               o Other factors and current trends. In
necessary so that the advisory fees          affiliates. The Board reviewed               determining whether to continue the
payable by the Fund do not exceed a          information concerning the profitability     Advisory Agreement for the Fund, the
specified maximum advisory fee rate,         of AIM's (and its affiliates')               Board considered the fact that AIM,
which maximum rate includes breakpoints      investment advisory and other activities     along with others in the mutual fund
and is based on net asset levels. The        and its financial condition. The Board       industry, is subject to regulatory
Board concluded that the Fund's fee          considered the overall profitability of      inquiries and litigation related to a
levels under the Advisory Agreement          AIM, as well as the profitability of AIM     wide range of issues. The Board also
therefore reflect economies of scale and     in connection with managing the Fund.        considered the governance and compliance
that it was not necessary to change the      The Board noted that AIM's operations        reforms being undertaken by AIM and its
advisory fee breakpoints in the Fund's       remain profitable, although increased        affiliates, including maintaining an
advisory fee schedule.                       expenses in recent years have reduced        internal controls committee and
                                             AIM's profitability. Based on the review     retaining an independent compliance
o Investments in affiliated money market     of the profitability of AIM's and its        consultant, and the fact that AIM has
funds. The Board also took into account      affiliates investment advisory and other     undertaken to cause the Fund to operate
the fact that uninvested cash and cash       activities and its financial condition,      in accordance with certain governance
collateral from securities lending           the Board concluded that the                 policies and practices. The Board
arrangements (collectively, "cash            compensation to be paid by the Fund to       concluded that these actions indicated a
balances") of the Fund may be invested       AIM under its Advisory Agreement was not     good faith effort on the part of AIM to
in money market funds advised by AIM         excessive.                                   adhere to the highest ethical standards,
pursuant to the terms of an SEC                                                           and determined that the current
exemptive order. The Board found that        o Benefits of soft dollars to AIM. The       regulatory and litigation environment to
the Fund may realize certain benefits        Board considered the benefits realized       which AIM is subject should not prevent
upon investing cash balances in AIM          by AIM as a result of brokerage              the Board from continuing the Advisory
advised money market funds, including a      transactions executed through "soft          Agreement for the Fund.
higher net return, increased liquidity,      dollar" arrangements. Under these
increased diversification or decreased       arrangements, brokerage commissions paid
transaction costs. The Board also found      by the Fund and/or other funds advised
that the Fund will not receive reduced       by AIM are used to pay for research and
services if it invests its cash balances     execution services. This research is
in such money market funds. The Board        used by AIM in making investment
noted that, to the extent the Fund           decisions for the Fund. The Board
invests in affiliated money market           concluded that such arrangements were
funds, AIM has voluntarily agreed to         appropriate.
waive a portion of the advisory fees it
receives from the Fund attributable to       o AIM's financial soundness in light of
such investment. The Board further           the Fund's needs. The Board considered
determined that the proposed securities      whether AIM is financially sound and has
lending program and related procedures       the resources necessary to perform its
with respect to the lending Fund is in       obligations under the Advisory
the best interests of the lending Fund       Agreement, and concluded that AIM has
and its respective shareholders. The         the financial resources necessary to
Board therefore concluded that the           fulfill its obligations under the
investment of cash collateral received       Advisory Agreement.
in connection with the securities
lending program in the money market          o Historical relationship between the
funds according to the procedures is in      Fund and AIM. In determining whether to
the best interests of the lending Fund       continue the Advisory Agreement for the
and its respective shareholders.             Fund, the Board also considered the
                                             prior relationship between AIM and the
o Independent written evaluation and         Fund, as well as the Board's knowledge
recommendations of the Fund's Senior         of AIM's operations, and concluded that
Officer. The Board noted that, upon          it was beneficial to maintain the
their direction, the Senior Officer of       current relationship, in part, because
the Fund had prepared an independent         of such knowledge. The Board also
written evaluation in order to assist        reviewed the general nature of the
the Board in determining the                 non-investment advisory services
reasonableness of the proposed               currently performed by AIM and its
management fees of the AIM Funds,            affiliates, such as administrative,
including the Fund. The Board noted that     transfer agency and distribution
the Senior Officer's written evaluation      services, and the fees received by AIM
had been relied upon by the Board in         and its affiliates for performing such
this regard in lieu of a competitive         services. In addition to reviewing such
bidding process. In determining whether      services, the trustees also considered
to continue the Advisory Agreement for       the organizational structure employed by
the Fund, the Board considered the           AIM and its affiliates to provide those
Senior Officer's written evaluation and      services. Based on the review of these
the recommendation made by the Senior        and other factors, the Board concluded
Officer to the Board that the Board          that AIM and its affiliates were
consider implementing a process to           qualified to continue to provide i
assist them in more closely monitoring       non-investment advisory services to the
the performance of the AIM Funds. The        Fund, including administrative, transfer
Board concluded that it would be             agency and distribution services, and
advisable to implement such a process as     that AIM and its affiliates currently
soon as reasonably practicable.              are providing satisfactory
                                             non-investment advisory services.

SCHEDULE OF INVESTMENTS

June 30, 2005
(Unaudited)


                                                            MARKET
                                               SHARES       VALUE
---------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-99.47%

ADVERTISING-1.15%

Omnicom Group Inc.                             49,000    $  3,913,140
=====================================================================

AEROSPACE & DEFENSE-1.03%

Boeing Co. (The)                               53,000       3,498,000
=====================================================================

AIR FREIGHT & LOGISTICS-0.41%

FedEx Corp.                                    17,000       1,377,170
=====================================================================

APPAREL RETAIL-1.06%

Chico's FAS, Inc.(a)                           105,000      3,599,400
=====================================================================

APPLICATION SOFTWARE-1.75%

Amdocs Ltd. (United Kingdom)(a)                225,000      5,946,750
=====================================================================

BIOTECHNOLOGY-1.49%

Gilead Sciences, Inc.(a)                       115,000      5,058,850
=====================================================================

BROADCASTING & CABLE TV-0.95%

XM Satellite Radio Holdings Inc.-Class A(a)    96,000       3,231,360
=====================================================================

CASINOS & GAMING-0.93%

Las Vegas Sands Corp.(a)                       88,000       3,146,000
=====================================================================

COMMUNICATIONS EQUIPMENT-4.52%

Cisco Systems, Inc.(a)                         265,000      5,064,150
---------------------------------------------------------------------
QUALCOMM Inc.                                  205,000      6,767,050
---------------------------------------------------------------------
Research In Motion Ltd. (Canada)(a)(b)         48,000       3,540,000
=====================================================================
                                                           15,371,200
=====================================================================

COMPUTER & ELECTRONICS RETAIL-0.65%

Best Buy Co., Inc.                             32,000       2,193,600
=====================================================================

COMPUTER HARDWARE-4.99%

Apple Computer, Inc.(a)                        150,000      5,521,500
---------------------------------------------------------------------
Dell Inc.(a)                                   290,000     11,457,900
=====================================================================
                                                           16,979,400
=====================================================================

COMPUTER STORAGE & PERIPHERALS-2.78%

EMC Corp.(a)                                   425,000      5,826,750
---------------------------------------------------------------------
Lexmark International, Inc.-Class A(a)         56,000       3,630,480
=====================================================================
                                                            9,457,230
=====================================================================

CONSUMER FINANCE-1.39%

American Express Co.                           65,000       3,459,950
---------------------------------------------------------------------
SLM Corp.                                      25,000       1,270,000
=====================================================================
                                                            4,729,950
=====================================================================

                                                            MARKET
                                               SHARES       VALUE
---------------------------------------------------------------------


DATA PROCESSING & OUTSOURCED SERVICES-1.14%

Alliance Data Systems Corp.(a)                 96,000    $  3,893,760
=====================================================================

DEPARTMENT STORES-4.04%

Federated Department Stores, Inc.              36,000       2,638,080
---------------------------------------------------------------------
J.C. Penney Co., Inc.                          95,000       4,995,100
---------------------------------------------------------------------
Nordstrom, Inc.                                90,000       6,117,300
=====================================================================
                                                           13,750,480
=====================================================================

DISTILLERS & VINTNERS-0.78%

Constellation Brands, Inc.-Class A(a)          90,000       2,655,000
=====================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-1.05%

Cendant Corp.                                  160,000      3,579,200
=====================================================================

DRUG RETAIL-0.68%

CVS Corp.                                      80,000       2,325,600
=====================================================================

FOOTWEAR-1.55%

NIKE, Inc.-Class B                             61,000       5,282,600
=====================================================================

GENERAL MERCHANDISE STORES-1.54%

Target Corp.                                   96,000       5,223,360
=====================================================================

HEALTH CARE EQUIPMENT-2.23%

Bard (C.R.), Inc.                              40,000       2,660,400
---------------------------------------------------------------------
Kinetic Concepts, Inc.(a)                      20,000       1,200,000
---------------------------------------------------------------------
Varian Medical Systems, Inc.(a)                50,000       1,866,500
---------------------------------------------------------------------
Waters Corp.(a)                                50,000       1,858,500
=====================================================================
                                                            7,585,400
=====================================================================

HEALTH CARE FACILITIES-1.75%

HCA Inc.                                       105,000      5,950,350
=====================================================================

HEALTH CARE SERVICES-1.13%

Caremark Rx, Inc.(a)                           86,000       3,828,720
=====================================================================

HEALTH CARE SUPPLIES-1.70%

Alcon, Inc. (Switzerland)                      53,000       5,795,550
=====================================================================

HOME IMPROVEMENT RETAIL-1.03%

Home Depot, Inc. (The)                         90,000       3,501,000
=====================================================================

HOMEBUILDING-0.88%

D.R. Horton, Inc.                              80,000       3,008,800
=====================================================================

HOTELS, RESORTS & CRUISE LINES-1.16%

Hilton Hotels Corp.                            165,000      3,935,250
=====================================================================

                              AIM V.I. GROWTH FUND


                                                            MARKET
                                               SHARES       VALUE
---------------------------------------------------------------------

HOUSEHOLD PRODUCTS-0.92%

Clorox Co. (The)                               56,000    $  3,120,320
=====================================================================

HOUSEWARES & SPECIALTIES-1.49%

Fortune Brands, Inc.                           57,000       5,061,600
=====================================================================

INDUSTRIAL CONGLOMERATES-4.36%

Tyco International Ltd. (Bermuda)              425,000     12,410,000
---------------------------------------------------------------------
Textron Inc.                                   32,000       2,427,200
=====================================================================
                                                           14,837,200
=====================================================================

INDUSTRIAL MACHINERY-0.75%

Danaher Corp.                                  49,000       2,564,660
=====================================================================

INTEGRATED OIL & GAS-1.22%

ConocoPhillips                                 72,000       4,139,280
=====================================================================

INTERNET RETAIL-0.66%

eBay Inc.(a)                                   68,000       2,244,680
=====================================================================

INTERNET SOFTWARE & SERVICES-5.25%

Google Inc.-Class A(a)                         21,500       6,324,225
---------------------------------------------------------------------
VeriSign, Inc.(a)                              160,000      4,601,600
---------------------------------------------------------------------
Yahoo! Inc.(a)                                 200,000      6,930,000
=====================================================================
                                                           17,855,825
=====================================================================

INVESTMENT BANKING & BROKERAGE-4.53%

Goldman Sachs Group, Inc. (The)                85,000       8,671,700
---------------------------------------------------------------------
Lehman Brothers Holdings Inc.                  40,000       3,971,200
---------------------------------------------------------------------
Merrill Lynch & Co., Inc.                      50,000       2,750,500
=====================================================================
                                                           15,393,400
=====================================================================

IT CONSULTING & OTHER SERVICES-0.87%

Accenture Ltd.-Class A (Bermuda)(a)            130,100      2,949,367
=====================================================================

MANAGED HEALTH CARE-6.06%

Aetna Inc.(b)                                  120,000      9,938,400
---------------------------------------------------------------------
UnitedHealth Group Inc.                        130,000      6,778,200
---------------------------------------------------------------------
WellPoint, Inc.(a)                             56,000       3,899,840
=====================================================================
                                                           20,616,440
=====================================================================

MOVIES & ENTERTAINMENT-1.74%

Pixar(a)                                       25,000       1,251,250
---------------------------------------------------------------------
Walt Disney Co. (The)                          185,000      4,658,300
=====================================================================
                                                            5,909,550
=====================================================================

MULTI-LINE INSURANCE-0.81%

Hartford Financial Services Group, Inc. (The)  37,000       2,766,860
=====================================================================

                                                            MARKET
                                               SHARES       VALUE
---------------------------------------------------------------------


OIL & GAS EQUIPMENT & SERVICES-2.66%

BJ Services Co.                                100,000   $  5,248,000
---------------------------------------------------------------------
National-Oilwell Varco Inc.(a)                 80,000       3,803,200
=====================================================================
                                                            9,051,200
=====================================================================

OIL & GAS REFINING & MARKETING-1.51%

Valero Energy Corp.                            65,000       5,142,150
=====================================================================

PERSONAL PRODUCTS-1.94%

Gillette Co. (The)                             130,000      6,581,900
=====================================================================

PHARMACEUTICALS-5.00%

Johnson & Johnson                              135,000      8,775,000
---------------------------------------------------------------------
Sepracor Inc.(a)                               76,000       4,560,760
---------------------------------------------------------------------
Shire Pharmaceuticals Group PLC-ADR (United
  Kingdom)                                     112,000      3,673,600
=====================================================================
                                                           17,009,360
=====================================================================

RESTAURANTS-0.84%

Yum! Brands, Inc.                              55,000       2,864,400
=====================================================================

SEMICONDUCTORS-6.59%

Analog Devices, Inc.                           225,000      8,394,750
---------------------------------------------------------------------
Marvell Technology Group Ltd. (Bermuda)(a)     60,000       2,282,400
---------------------------------------------------------------------
Microchip Technology Inc.                      155,000      4,591,100
---------------------------------------------------------------------
National Semiconductor Corp.                   325,000      7,159,750
=====================================================================
                                                           22,428,000
=====================================================================

SPECIALIZED FINANCE-1.22%

Chicago Mercantile Exchange Holdings Inc.      14,000       4,137,000
=====================================================================

SPECIALTY CHEMICALS-1.00%

Ecolab Inc.                                    105,000      3,397,800
=====================================================================

SPECIALTY STORES-0.67%

Office Depot, Inc.(a)                          100,000      2,284,000
=====================================================================

STEEL-0.67%

Nucor Corp.                                    50,000       2,281,000
=====================================================================

SYSTEMS SOFTWARE-4.95%

Microsoft Corp.                                105,000      2,608,200
---------------------------------------------------------------------
Oracle Corp.(a)                                560,000      7,392,000
---------------------------------------------------------------------
VERITAS Software Corp.(a)                      280,000      6,832,000
=====================================================================
                                                           16,832,200
=====================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $269,557,950)                       338,285,312
_____________________________________________________________________
=====================================================================

                              AIM V.I. GROWTH FUND


                                               NUMBER
                                                 OF        EXERCISE   EXPIRATION   MARKET
                                               CONTRACTS   PRICE        DATE        VALUE
------------------------------------------------------------------------------------------
PUT OPTIONS PURCHASED-0.01%

Research in Motion Ltd. (Canada)
  (Communications Equipment) (Cost $123,029)      480        $70        Jul-05     $49,200
__________________________________________________________________________________________
==========================================================================================


                                               SHARES
---------------------------------------------------------------------
MONEY MARKET FUNDS-0.51%

Liquid Assets Portfolio-Institutional
  Class(c)                                     863,543        863,543
---------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(c)    863,543        863,543
=====================================================================
    Total Money Market Funds (Cost
      $1,727,086)                                           1,727,086
=====================================================================
TOTAL INVESTMENTS-99.99% (Cost $271,408,065)              340,061,598
=====================================================================
OTHER ASSETS LESS LIABILITIES-0.01%                            27,653
=====================================================================
NET ASSETS-100.00%                                       $340,089,251
_____________________________________________________________________
=====================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) A portion of this security is subject to call options written. See Note 1H and Note 7.
(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying notes which are an integral part of the financial statements.
                              AIM V.I. GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005
(Unaudited)

ASSETS:

Investments, at market value (cost
  $269,680,979)                                 $ 338,334,512
-------------------------------------------------------------
Investments in affiliated money market funds
  (cost $1,727,086)                                 1,727,086
=============================================================
    Total investments (cost $271,408,065)         340,061,598
=============================================================
Foreign currencies, at market value (cost
  $123)                                                   142
-------------------------------------------------------------
Receivables for:
  Investments sold                                  2,874,633
-------------------------------------------------------------
  Fund shares sold                                     18,257
-------------------------------------------------------------
  Dividends                                           149,257
-------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                 53,097
-------------------------------------------------------------
Other assets                                            4,100
=============================================================
    Total assets                                  343,161,084
_____________________________________________________________
=============================================================

LIABILITIES:

Payables for:
  Investments purchased                             2,345,927
-------------------------------------------------------------
  Fund shares reacquired                              209,710
-------------------------------------------------------------
  Options written, at market value (premiums
    received $115,879)                                 41,100
-------------------------------------------------------------
  Trustee deferred compensation and retirement
    plans                                              78,757
-------------------------------------------------------------
Accrued administrative services fees                  366,234
-------------------------------------------------------------
Accrued distribution fees -- Series II                  7,828
-------------------------------------------------------------
Accrued transfer agent fees                             1,942
-------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                                145
-------------------------------------------------------------
Accrued operating expenses                             20,190
=============================================================
    Total liabilities                               3,071,833
=============================================================
Net assets applicable to shares outstanding     $ 340,089,251
_____________________________________________________________
=============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                   $ 687,087,816
-------------------------------------------------------------
Undistributed net investment income (loss)           (457,418)
-------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and option contracts     (415,269,477)
-------------------------------------------------------------
Unrealized appreciation of investment
  securities, foreign currencies and option
  contracts                                        68,728,330
=============================================================
                                                $ 340,089,251
_____________________________________________________________
=============================================================

NET ASSETS:

Series I                                        $ 326,939,298
_____________________________________________________________
=============================================================
Series II                                       $  13,149,953
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Series I                                           20,407,621
_____________________________________________________________
=============================================================
Series II                                             828,094
_____________________________________________________________
=============================================================
Series I:
  Net asset value per share                     $       16.02
_____________________________________________________________
=============================================================
Series II:
  Net asset value per share                     $       15.88
_____________________________________________________________
=============================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 2005
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $16,940)                                       $  1,236,049
-------------------------------------------------------------
Dividends from affiliated money market funds           20,180
=============================================================
    Total investment income                         1,256,229
=============================================================

EXPENSES:

Advisory fees                                       1,103,616
-------------------------------------------------------------
Administrative services fees                          416,108
-------------------------------------------------------------
Custodian fees                                         31,652
-------------------------------------------------------------
Distribution fees -- Series II                         15,747
-------------------------------------------------------------
Transfer agent fees                                    20,172
-------------------------------------------------------------
Trustees' and officer's fees and benefits              11,520
-------------------------------------------------------------
Other                                                  39,796
=============================================================
    Total expenses                                  1,638,611
=============================================================
Less: Fees waived                                        (230)
=============================================================
    Net expenses                                    1,638,381
=============================================================
Net investment income (loss)                         (382,152)
=============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES AND
  OPTION CONTRACTS:

Net realized gain from:
  Investment securities (includes gains
    (losses) from securities sold to affiliates
    of $(176,411))                                 17,722,510
-------------------------------------------------------------
  Option contracts written                             67,675
=============================================================
                                                   17,790,185
=============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                           (19,215,966)
-------------------------------------------------------------
  Foreign currencies                                      (10)
-------------------------------------------------------------
  Option contracts written                             74,779
=============================================================
                                                  (19,141,197)
=============================================================
Net gain (loss) from investment securities
  foreign currencies and option contracts          (1,351,012)
=============================================================
Net increase (decrease) in net assets resulting
  from operations                                $ (1,733,164)
_____________________________________________________________
=============================================================

See accompanying notes which are an integral part of the financial statements.
                              AIM V.I. GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2005 and the year ended December 31, 2004 (Unaudited)

                                                                JUNE 30,      DECEMBER 31,
                                                                  2005            2004
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (382,152)   $   (179,926)
------------------------------------------------------------------------------------------
  Net realized gain from investment securities and option
    contracts                                                   17,790,185      34,514,787
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and option
    contracts                                                  (19,141,197)     (5,082,659)
==========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 (1,733,164)     29,252,202
==========================================================================================
Share transactions-net:
  Series I                                                     (36,484,893)    (55,702,056)
------------------------------------------------------------------------------------------
  Series II                                                         35,826       2,385,025
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (36,449,067)    (53,317,031)
==========================================================================================
    Net increase (decrease) in net assets                      (38,182,231)    (24,064,829)
==========================================================================================

NET ASSETS:

  Beginning of period                                          378,271,482     402,336,311
==========================================================================================
  End of period (including undistributed net investment
    income (loss) of $(457,418) and $(75,266), respectively)  $340,089,251    $378,271,482
__________________________________________________________________________________________
==========================================================================================

See accompanying notes which are an integral part of the financial statements.
                              AIM V.I. GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Growth Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty-eight separate portfolios. The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products"). Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to seek growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair

                              AIM V.I. GROWTH FUND
     value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

I. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by a Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, Purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.
                              AIM V.I. GROWTH FUND

J. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to substitute such collateral no later than the next business day.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                            0.65%
-------------------------------------------------------------------
Over $250 million                                             0.60%
___________________________________________________________________
===================================================================


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets, through April 30, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. AIM did not waive fees and/or reimburse expenses during the period under this expense limitation.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended June 30, 2005, AIM waived fees of $230.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2005, AMVESCAP's expense reimbursement was less than $100.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2005, AIM was paid $44,888, for accounting and fund administrative services and reimbursed $371,220 for services provided by insurance companies.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. For the six months ended June 30, 2005, the Fund paid AISI $20,172.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. Pursuant to the Plan, for the six months ended June 30, 2005, the Series II shares paid $15,747.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

                              AIM V.I. GROWTH FUND

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the SEC and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               12/31/04          AT COST          FROM SALES       (DEPRECIATION)      06/30/05        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $2,220,563       $27,396,357       $(28,753,377)         $   --         $  863,543       $10,037       $   --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
  Class            2,220,563        27,396,357        (28,753,377)             --            863,543        10,143           --
==================================================================================================================================
  Total           $4,441,126       $54,792,714       $(57,506,754)         $   --         $1,727,086       $20,180       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, during the six months ended June 30, 2005, the Fund engaged in securities purchases of $3,316,588 and sales of $511,364, which resulted in net realized gains (losses) of $(176,411).

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee of the Fund who is not an "interested person" of the AIM Funds. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    In addition to the above, "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to the Senior Officer of the AIM Funds.

    During the six months ended June 30, 2005, the Fund paid legal fees of $2,656 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. During the six months ended June 30, 2005, the average interfund borrowings for the 3 days the borrowings were outstanding was $1,680,550 with a weighted average interest rate of 2.92% and interest expense of $404.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan. During the six months ended June 30, 2005, the Fund did not borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

                              AIM V.I. GROWTH FUND

NOTE 7--OPTION CONTRACTS WRITTEN

                          TRANSACTIONS DURING THE PERIOD
-----------------------------------------------------------------------------------
                                                              CALL OPTION CONTRACTS
                                                              ---------------------
                                                              NUMBER OF    PREMIUMS
                                                              CONTRACTS    RECEIVED
-----------------------------------------------------------------------------------
Beginning of period                                               --       $     --
-----------------------------------------------------------------------------------
Written                                                          915        186,369
-----------------------------------------------------------------------------------
Closed                                                          (255)       (70,490)
===================================================================================
End of period                                                    660       $115,879
___________________________________________________________________________________
===================================================================================

                                            OPEN CALL OPTIONS WRITTEN AT PERIOD END
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                         MARKET
                                                       CONTRACT    STRIKE    NUMBER OF     PREMIUMS      VALUE       UNREALIZED
                                                        MONTH      PRICE     CONTRACTS     RECEIVED     06/30/05    APPRECIATION
--------------------------------------------------------------------------------------------------------------------------------
Aetna Inc.                                              Jul-05     $82.5        180        $ 44,588     $35,100       $ 9,488
--------------------------------------------------------------------------------------------------------------------------------
Research In Motion Ltd. (Canada)                        Jul-05      85.0        480          71,291       6,000        65,291
================================================================================================================================
Total outstanding options written                                               660        $115,879     $41,100       $74,779
________________________________________________________________________________________________________________________________
================================================================================================================================

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of December 31, 2004 to utilizing $427,958,083 of capital loss carryforward in the fiscal year ending December 31, 2005.

    The Fund had a capital loss carryforward as of December 31, 2004 which expires as follows:

                                                              CAPITAL LOSS
EXPIRATION                                                    CARRYFORWARD*
---------------------------------------------------------------------------
December 31, 2009                                             $299,869,553
---------------------------------------------------------------------------
December 31, 2010                                              103,262,179
---------------------------------------------------------------------------
December 31, 2011                                               26,013,672
===========================================================================
Total capital loss carryforward                               $429,145,404
___________________________________________________________________________
===========================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of April 30, 2004, the date of the reorganization of INVESCO VIF-Growth Fund into the Fund, are realized on securities held in each fund at such date, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2005 was $168,160,993 and $204,753,819, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $72,194,770
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (5,745,927)
===============================================================================
Net unrealized appreciation of investment securities              $66,448,843
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $273,612,755.

                              AIM V.I. GROWTH FUND

NOTE 10--SHARE INFORMATION

                                            CHANGES IN SHARES OUTSTANDING(a)
------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                  YEAR ENDED
                                                                     JUNE 30, 2005                DECEMBER 31, 2004
                                                              ---------------------------    ---------------------------
                                                                SHARES         AMOUNT          SHARES         AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                     4,840,232    $  75,810,385     2,624,088    $  39,797,986
------------------------------------------------------------------------------------------------------------------------
  Series II                                                      125,583        1,957,389       417,397        6,230,930
========================================================================================================================
Issued in connection with acquisitions:(b)
  Series I                                                            --               --       451,258        6,684,290
========================================================================================================================
Reacquired:
  Series I                                                    (7,175,428)    (112,295,278)   (6,809,056)    (102,184,332)
------------------------------------------------------------------------------------------------------------------------
  Series II                                                     (123,686)      (1,921,563)     (255,813)      (3,845,905)
========================================================================================================================
                                                              (2,333,299)   $ (36,449,067)   (3,572,126)   $ (53,317,031)
________________________________________________________________________________________________________________________
========================================================================================================================

(a) There are five entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 68% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.
(b) As of the opening of business on April 30, 2004, the Fund acquired all of the net assets of INVESCO VIF-Growth Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on December 9, 2003 and INVESCO VIF-Growth Fund shareholders on April 2, 2004. The acquisition was accomplished by a tax-free exchange of 451,258 shares of the Fund for 1,093,801 shares of INVESCO VIF-Growth Fund outstanding as of the close of business on April 29, 2004. INVESCO VIF-Growth Fund's net assets at that date of $6,684,290, including $435,251 of unrealized appreciation were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $388,609,444.

                              AIM V.I. GROWTH FUND

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                    SERIES I
                                               ----------------------------------------------------------------------------------
                                               SIX MONTHS
                                                 ENDED                               YEAR ENDED DECEMBER 31,
                                                JUNE 30,        -----------------------------------------------------------------
                                                  2005            2004           2003        2002           2001           2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $  16.05        $  14.83       $  11.30    $  16.37       $  24.81       $  32.25
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                     (0.02)          (0.01)(a)      (0.02)      (0.03)(b)      (0.03)(b)       0.03
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                       (0.01)           1.23           3.55       (5.04)         (8.37)         (6.60)
=================================================================================================================================
    Total from investment operations               (0.03)           1.22           3.53       (5.07)         (8.40)         (6.57)
=================================================================================================================================
Less distributions:
  Dividends from net investment income                --              --             --          --          (0.04)         (0.00)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains               --              --             --          --             --          (0.87)
=================================================================================================================================
    Total distributions                               --              --             --          --          (0.04)         (0.87)
=================================================================================================================================
Net asset value, end of period                  $  16.02        $  16.05       $  14.83    $  11.30       $  16.37       $  24.81
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                    (0.19)%          8.23%         31.24%     (30.97)%       (33.86)%       (20.49)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)        $326,939        $365,108       $392,533    $361,259       $601,648       $879,182
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets             0.93%(d)        0.91%          0.89%       0.91%          0.88%          0.83%
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                               (0.21)%(d)      (0.04)%(a)     (0.13)%     (0.21)%        (0.17)%         0.11%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                            48%             88%           101%        195%           239%           162%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend were $(0.03) and (0.14)%, respectively.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(d) Ratios are annualized and based on average daily net assets of $337,385,674.
(e)  Not annualized for periods less than one year.

                              AIM V.I. GROWTH FUND

                                                                                        SERIES II
                                                        -------------------------------------------------------------------------
                                                                                                               SEPTEMBER 19, 2001
                                                        SIX MONTHS                                                (DATE SALES
                                                          ENDED              YEAR ENDED DECEMBER 31,             COMMENCED) TO
                                                         JUNE 30,        -------------------------------          DECEMBER 31,
                                                           2005           2004          2003      2002                2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $ 15.93         $ 14.75       $11.27    $ 16.36             $14.67
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                             (0.04)          (0.04)(a)    (0.03)     (0.06)(b)          (0.02)(b)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                            (0.01)           1.22         3.51      (5.03)              1.75
=================================================================================================================================
    Total from investment operations                       (0.05)           1.18         3.48      (5.09)              1.73
=================================================================================================================================
Less dividends from net investment income                     --              --           --         --              (0.04)
=================================================================================================================================
Net asset value, end of period                           $ 15.88         $ 15.93       $14.75    $ 11.27             $16.36
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                            (0.31)%          8.00%       30.88%    (31.11)%            11.79%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $13,150         $13,163       $9,803    $ 2,733             $  604
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                     1.18%(d)        1.16%        1.14%      1.16%              1.17%(e)
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                   (0.46)%(d)      (0.29)%(a)   (0.38)%    (0.46)%            (0.46)%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                    48%             88%         101%       195%               239%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend were $(0.06) and (0.39)%, respectively.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(d) Ratios are annualized and based on average daily net assets of $12,701,605.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

NOTE 12--CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS

On December 1, 2004, the Audit Committee (the "Audit Committee") of the Board of Trustees (the "Board") of the Trust appointed PricewaterhouseCoopers LLP ("PWC") as the independent registered public accounting firm of the Fund for the fiscal year ending December 31, 2005. Such appointment was ratified and approved by the Independent Trustees of the Board. Tait, Weller & Baker ("TAIT") was the Fund's independent registered public accounting firm for the prior reporting period. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds with December 31 year ends. On May 5, 2005, the Trust obtained a formal resignation from TAIT as the independent registered public accounting firm of the Fund.

    TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction would have caused TAIT to make reference to that matter in connection with such reports.

NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) is being created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI agreed to create a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or

                              AIM V.I. GROWTH FUND
other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code
Section 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection
Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

    - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

    - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

                              AIM V.I. GROWTH FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
                                  President                                     Suite 100
Frank S. Bayley                                                                 Houston, TX 77046-1173
                                  Mark H. Williamson
James T. Bunch                    Executive Vice President                      INVESTMENT ADVISOR
                                                                                A I M Advisors, Inc.
Bruce L. Crockett                 Lisa O. Brinkley                              11 Greenway Plaza
Chair                             Senior Vice President and Chief Compliance    Suite 100
                                  Officer                                       Houston, TX 77046-1173
Albert R. Dowden
                                  Russell C. Burk                               TRANSFER AGENT
Edward K. Dunn Jr.                Senior Vice President (Senior Officer)        AIM Investment Services, Inc.
                                                                                P.O. Box 4739
Jack M. Fields                    Kevin M. Carome                               Houston, TX 77210-4739
                                  Senior Vice President, Secretary and Chief
Carl Frischling                   Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
Robert H. Graham                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President and Treasurer                  Boston, MA 02110-2801
Gerald J. Lewis
                                  Robert G. Alley                               COUNSEL TO THE FUND
Prema Mathai-Davis                Vice President                                Foley & Lardner LLP
                                                                                3000 K N.W., Suite 500
Lewis F. Pennock                  J. Philip Ferguson                            Washington, D.C. 20007-5111
                                  Vice President
Ruth H. Quigley                                                                 COUNSEL TO THE INDEPENDENT TRUSTEES
                                  Mark D. Greenberg                             Kramer, Levin, Naftalis & Frankel LLP
Larry Soll                        Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
Mark H. Williamson                William R. Keithler
                                  Vice President                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                  Karen Dunn Kelley                             11 Greenway Plaza
                                  Vice President                                Suite 100
                                                                                Houston, TX 77046-1173

                              AIM V.I. GROWTH FUND

                                                        AIM V.I. HIGH YIELD FUND
                               Semiannual Report to Shareholders o June 30, 2005


       AIM V.I. HIGH YIELD FUND seeks to achieve a high level of current income.


UNLESS OTHERWISE STATED, INFORMATION PRESENTED IN THIS REPORT IS AS OF JUNE 30, 2005, AND IS BASED ON TOTAL NET ASSETS.


================================================================================

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or 1-800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-7452 and 33-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 1-800-410-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2005, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS AND VARIABLE PRODUCT PROSPECTUS, WHICH CONTAIN MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ EACH CAREFULLY BEFORE INVESTING.

================================================================================

[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIM V.I. HIGH YIELD FUND


MANAGEMENT'S DISCUSSION OF FUND                                                            o diversifying Fund holdings over
PERFORMANCE                                                                                different industries
=====================================================================================
PERFORMANCE SUMMARY                                                                           We will consider selling a security
                                             FUND VS. INDEXES                              if its risk profile deteriorates or we
Despite sometimes volatile market                                                          determine that there are other
conditions, the high yield market            Total returns, 12/31/04 6/30/05,              securities that are more attractive.
produced modest gains for the first six      excluding variable product issuer
months of 2005. We are pleased to report     charges. If variable product issuer           MARKET CONDITIONS AND YOUR FUND
that AIM V.I. High Yield Fund provided       charges were included, returns would be
shareholders positive returns for the        lower.                                        Despite some tumultuous events, the high
reporting period and outperformed its                                                      yield market proved resilient in the
style-specific index. We attribute the       Series I Shares                     1.40%     first half of 2005. High yield markets
Fund's higher return to sound credit                                                       were volatile in large part due to the
selection and a well-diversified             Series II Shares                    1.24      prospect and eventual debt downgrade of
portfolio which helped the Fund weather      Lehman U.S. Aggregate Bond Index              General Motors(GM) and Ford--two of the
sometimes difficult market conditions.       (Broad Market Index)                2.51      world's largest issuers of corporate
The Fund underperformed the Lehman U.S.                                                    debt. Speculation that these large
Aggregate Bond Index--an index composed      Lehman High Yield Index                       issuers would enter the high yield
of investment grade or higher-rated          (Style-specific Index)              1.11      universe caused investors to sell the
bonds--as investment grade bonds                                                           debt, sharply reducing prices on the
outperformed high yield bonds during         Lipper High Yield Bond Fund Index             bonds, as well as other types of
the reporting period                         (Peer Group Index)                  0.59      correlated investments.

                                             SOURCE: LIPPER, INC.                             As market uncertainty increased, so
                                                                                           did yield spreads--the difference between
=====================================================================================      yields on high-yield bonds and
                                                                                           comparable maturity Treasuries. (Bond
HOW WE INVEST                                statements to assess a company's              prices are inversely related to bond
                                             condition.                                    yields. Therefore, as bond prices fell,
Your Fund invests primarily in                                                             their yields increased.) By late-May
lower-rated credit quality corporate            We also seek to own securities that        however, the high yield market began to
bonds. Our investment discipline focuses     are attractively valued relative to           rally as it became apparent the
on providing attractive current income       other high yield bonds and within their       automaker downgrades did not overwhelm
for shareholders and consistent              respective industries.                        the high yield market with new supply.
performance within a framework designed                                                    Yield spreads tightened back to
to control volatility. Additionally, we         We consider general economic and           earlier-year levels and cash--which had
seek growth of shareholders' principal       market trends in selecting securities         largely flowed out of the asset class
without exposure to undue risk.              for the portfolio. Changes in a               through much of 2005--came back into the
                                             security's risk profile or value and          market in June.
   We use a bottom-up approach to            overall market conditions generally
investing, focusing on individual            determine buy and sell decisions.                With increased volatility and spread
companies. Our analysts evaluate balance                                                   widening, credit quality was a
sheets and income                               Measures we use to control risk            performance factor throughout much of
                                             include:                                      the reporting period. Higher-quality
                                                                                           bonds generally outperformed
                                             o limiting the portfolio's assets that
                                             are invested in any one security

========================================   ========================================    ============================================

PORTFOLIO COMPOSITION                      TOP 5 INDUSTRIES*                           TOP 10 ISSUERS*

By credit rating quality                   1. Wireless Telecommunication                1. Midwest Generation, LLC              1.4%
                                              Services                         7.4%
1. BBB                              1.0%                                                2. AES Corp. (The)                      1.4
                                           2. Broadcasting & Cable TV          7.0
2. BB                              28.0                                                 3. Grupo Transportacion Ferroviaria
                                           3. Independent Power Producers                  Mexicana, S.A. de C.V. (Mexico)      1.4
3. B                               49.0       & Energy Traders                 5.7
                                                                                        4. Adelphia Communications Corp.        1.2
4. CCC                              7.5    4. Electric Utilities               5.5
                                                                                        5. HealthSouth Corp.                    1.1
5. NR                               3.8    5. Casinos & Gaming                 3.5
                                                                                        6. Mission Energy Holding Co.           1.1
6. Equity                           2.3    TOTAL NET ASSETS          $76.3 million
                                                                                        7. Owens-Brockway Glass Container Inc.  1.1
Money Market Funds                         TOTAL NUMBER OF HOLDINGS*           271
Plus Other Assets Less Liabilities  8.4                                                 8. Reliant Energy Inc.                  1.0

Source for Credit Quality Rating:                                                       9. Calpine Corp.                        1.0
Moody's and Standard & Poor's
                                                                                       10. Targeted Return Index
                                                                                           Securities Trust                     1.0

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*Excluding money market fund holdings.
========================================   ========================================    ============================================

AIM V.I. HIGH YIELD FUND


lower-quality bonds. Within the high            Another contributor to Fund                                  PETER EHRET, Chartered
yield universe, CCC--rated bonds (one of     performance was TeleWest Global, a U.K.                         Financial Analyst,
the lowest rated high yield bond             television operator. During the                   [EHRET        senior portfolio
categories) proved the worst performer,      reporting period, our investment                   PHOTO]       manager, is co-lead
while BB and B rated bonds (higher-rated     in TeleWest Global continued to                                 manager of AIM V.I.
high yield bonds) produced better            appreciate on increased merger and                              High Yield Fund. Mr.
returns.                                     acquisition activity.                         Ehret joined AIM in 2001. He graduated
                                                                                           cum laude with a B.S. in economics from
          By late-May, however,                 While the Fund is diversified to help      the University of Minnesota. He also has
                                             mitigate volatility in the portfolio,         an M.S. in real estate appraisal and
         the high yield market               there were a few detractors from Fund         investment analysis from the University
                                             performance including long-time Fund          of Wisconsin-Madison.
          began to rally as it               holding, Adelphia Communication.
                                             Adelphia's bonds declined during the                            CAROLYN GIBBS,
          became apparent the                reporting period due to a                                       Chartered Financial
                                             longer-than-anticipated sale process. We           [GIBBS       Analyst, senior
          automaker downgrades               continue to own the bonds, however, as              PHOTO]      portfolio manager, is
                                             it is anticipated that the sale and                             co-lead manager of AIM
         did not overwhelm the               ultimate resolution to Adelphia's                               V.I. High Yield Fund.
                                             bankruptcy will result in additional          Ms. Gibbs has been in the investment
         high yield market with              recovery for bond investors.                  business since 1983. She graduated magna
                                                                                           cum laude from Texas Christian
               new supply.                   IN CLOSING                                    University, where she received a B.A. in
                                                                                           English. She also received an M.B.A. in
   In 2004, we began to gradually reduce     During the first half of 2005, the high       finance from The Wharton School at the
the portfolios risk--decreasing our          yield market coped well with many events      University of Pennsylvania.
exposure to lower quality credits such       including GM's transition into the high
as CCC-rated bonds. Given the market         yield universe. Another sign of recovery                        DARREN HUGHES,
correction in the early part of the          during the period, yield spreads are                            Chartered Financial
year, we were better positioned to limit     back below the level they were before               [HUGHES     Analyst, senior
losses and subsequently outperformed our     the auto downgrade. And despite the                  PHOTO]     portfolio manager, is
style-specific benchmark for the             volatile market conditions, default                             manager of AIM V.I.
reporting period as a whole.                 rates remain low. Given concerns over                           High Yield Fund. He
                                             interest rate hikes, few would have           joined AIM in 1992. Mr. Hughes earned a
   We also strive to reduce risk through     predicted that fixed-income markets           B.B.A. in finance and economics from
a rigorous credit evaluation process. By     would outperform many equity markets          Baylor University
employing this strategy, we were able to     during the reporting period. This
avoid most of the losses suffered by the     underscores, however, the value of asset      Assisted by Taxable High Yield Team
auto industry--GM now constitutes a          allocation and diversification. We are
significant weighting in the Lehman High     pleased to report these trends and to
Yield Index--as we had limited exposure      provide our shareholders with positive
to the auto sector. (Note: Under new         Fund returns for the reporting period.
rules instituted by Lehman, Ford had         We appreciate your continued
only a brief stay in its High Yield          participation in AIM V.I. High Yield
Index. As of July 1, 2005, Ford was          Fund.
moved back to the Lehman U.S. Credit
Index, which covers investment grade         The views and opinions expressed in
corporate bonds.)                            management's discussion of Fund
                                             performance are those of A I M Advisors,
   Ntelos--a telecom provider servicing      Inc. These views and opinions are
markets for voice, data and digital          subject to change at any time based on
services--was our top contributor during     factors such as market and economic
the reporting period. Ntelos is actually     conditions. These views and opinions may
a private equity position we received        not be relied upon as investment advice
for bonds after Ntelos filed for             or recommendations, or as an offer for a
bankruptcy. We retained the equity to        particular security. The information is
maximize recovery. The company was           not a complete analysis of every aspect
acquired by private investors and has        of any market, country, industry,
made a substantial recovery. We sold the     security or the Fund. Statements of fact
position during the reporting period and     are from sources considered reliable,
put the proceeds to work in                  but A I M Advisors, Inc. makes no
income-producing investments.                representation or warranty as to their                  [RIGHT ARROW GRAPHIC]
                                             completeness or accuracy. Although
                                             historical performance is no guarantee        For a discussion of risks of investing
                                             of future results, these insights may         in your Fund, indexes used in this
                                             help you understand our investment            report and your Fund's long-term
                                             management philosophy.                        performance, please turn the page.

AIM V.I. HIGH YIELD FUND

YOUR FUND'S LONG-TERM PERFORMANCE

========================================     Series I and Series II shares invest in      companies issuing variable products. You
                                             the same portfolio of securities and         cannot purchase shares of the Fund
AVERAGE ANNUAL TOTAL RETURNS                 will have substantially similar              directly. Performance figures given
                                             performance, except to the extent that       represent the Fund and are not intended
As of 6/30/05                                expenses borne by each class differ.         to reflect actual variable product
                                                                                          values. They do not reflect sales
SERIES I SHARES                                 The performance data quoted represent     charges, expenses and fees assessed in
Inception (5/1/98)                 0.93%     past performance and cannot guarantee        connection with a variable product.
 5 Years                           1.57      comparable future results; current           Sales charges, expenses and fees, which
 1 Year                           10.94      performance may be lower or higher.          are determined by the variable product
                                             Please contact your variable product         issuers, will vary and will lower the
SERIES II SHARES                             issuer or financial advisor for the most     total return.
Inception                          0.71%     recent month-end variable product
 5 Years                           1.37      performance. Performance figures reflect        Per NASD requirements, the most recent
 1 Year                           10.84      Fund expenses, reinvested distributions      month-end performance data at the Fund
                                             and changes in net asset value.              level, excluding variable product
========================================     Investment return and principal value        charges, is available on this AIM
                                             will fluctuate so that you may have a        automated information line,
Returns since the inception date of          gain or loss when you sell shares.           866-702-4402. As mentioned above, for
Series II shares are historical. All                                                      the most recent month-end performance
other returns are the blended returns of        AIM V.I. High Yield Fund, a series        including variable product charges,
the historical performance of Series II      portfolio of AIM Variable Insurance          please contact your variable product
shares since their inception and the         Funds, is currently offered through          issuer or financial advisor.
restated historical performance of           insurance
Series I shares (for periods prior to
inception of Series II shares) adjusted
to reflect the higher Rule 12b-1 fees
applicable to Series II shares. The
inception date of Series I shares is May
1, 1998. The inception date of Series II
shares is March 26, 2002.



PRINCIPAL RISKS OF INVESTING IN THE FUND     and asset-backed securities), is             net asset values calculated for
                                             compiled by Lehman Brothers, a global        shareholder transactions. Generally
The Fund may invest up to 25% of its         investment bank.                             accepted accounting principles require
assets in the securities of non-U.S.                                                      adjustments to be made to the net assets
issuers. International investing                The unmanaged LEHMAN HIGH YIELD           of the Fund at period end for financial
presents certain risks not associated        INDEX, which represents the performance      reporting purposes, and as such, the net
with investing solely in the United          of high-yield debt securities, is            asset values for shareholder
States. These include risks relating to      compiled by Lehman Brothers, a global        transactions and the returns based on
fluctuations in the value of the U.S.        investment bank.                             those net asset values may differ from
dollar relative to the values of other                                                    the net asset values and returns
currencies, the custody arrangements            The unmanaged LIPPER HIGH YIELD BOND      reported in the Financial Highlights.
made for the Fund's foreign holdings,        FUND INDEX represents an average of the      Additionally, the returns and net asset
differences in accounting, political         30 largest high-yield bond funds tracked     values shown throughout this report are
risks and the lesser degree of public        by Lipper, Inc., an independent mutual       at the Fund level only and do not
information required to be provided by       fund performance monitor.                    include variable product issuer charges.
non-U.S. companies.                                                                       If such charges were included, the total
                                                The Fund is not managed to track the      returns would be lower.
   The Fund invests in higher-yielding,      performance of any particular index,
lower-rated corporate bonds, commonly        including the indexes defined here, and         Industry classifications used in this
known as junk bonds, which have a            consequently, the performance of the         report are generally according to the
greater risk of price fluctuation and        Fund may deviate significantly from the      Global Industry Classification Standard,
loss of principal and income than do         performance of the indexes.                  which was developed by and is the
U.S. government securities such as U.S.                                                   exclusive property and a service mark of
Treasury bills, notes and bonds, for            A direct investment cannot be made in     Morgan Stanley Capital International
which principal and any applicable           an index. Unless otherwise indicated,        Inc. and Standard & Poor's.
interest are guaranteed by the               index results include reinvested
government if held to maturity.              dividends, and they do not reflect sales        The average credit quality of the
                                             charges. Performance of an index of          Fund's holdings as of the close of the
ABOUT INDEXES USED IN THIS REPORT            funds reflects fund expenses;                reporting period represents the weighted
                                             performance of a market index does not.      average quality rating of the securities
The unmanaged LEHMAN U.S. AGGREGATE BOND                                                  in the portfolio as assigned by
INDEX, which represents the U.S.             OTHER INFORMATION                            Nationally Recognized Statistical Rating
investment-grade fixed-rate bond market                                                   Organizations based on assessment of the
(including government and corporate          The returns shown in management's            credit quality of the individual
securities, mortgage pass-through            discussion of Fund performance are based     securities.
securities                                   on

AIM V.I. HIGH YIELD FUND


CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE                                      ACTUAL EXPENSES                              actual return. The Fund's actual
                                                                                          cumulative total returns at net asset
As a shareholder of the Fund, you incur      The table below provides information         value after expenses for the six months
ongoing costs, including management          about actual account values and actual       ended June 30, 2005, appear in the table
fees, distribution and/or service fees       expenses. You may use the information in     "Fund vs. Indexes" on the first page of
(12b-1); and other Fund expenses. This       this table, together with the amount you     management's discussion of Fund
example is intended to help you              invested, to estimate the expenses that      performance.
understand your ongoing costs (in            you paid over the period. Simply divide
dollars) of investing in the Fund and to     your account value by $1,000 (for               The hypothetical account values and
compare these costs with ongoing costs       example, an $8,600 account value divided     expenses may not be used to estimate the
of investing in other mutual funds. The      by $1,000 = 8.6), then multiply the          actual ending account balance or
example is based on an investment of         result by the number in the table under      expenses you paid for the period. You
$1,000 invested at the beginning of the      the heading entitled "Actual Expenses        may use this information to compare the
period and held for the entire period        Paid During Period" to estimate the          ongoing costs of investing in the Fund
January 1, 2005, through June 30, 2005.      expenses you paid on your account during     and other funds. To do so, compare this
                                             this period.                                 5% hypothetical example with the 5%
   The actual and hypothetical expenses                                                   hypothetical examples that appear in the
in the examples below do not represent       HYPOTHETICAL EXAMPLE FOR COMPARISON          shareholder reports of the other funds.
the effect of any fees or other expenses     PURPOSES
assessed in connection with a variable                                                       Please note that the expenses shown
product; if they did, the expenses shown     The table below also provides                in the table are meant to highlight your
would be higher while the ending account     information about hypothetical account       ongoing costs. Therefore, the
values shown would be lower.                 values and hypothetical expenses based       hypothetical information is useful in
                                             on the Fund's actual expense ratio and       comparing ongoing costs, and will not
                                             an assumed rate of return of 5% per year     help you determine the relative total
                                             before expenses, which is not the Fund's     costs of owning different funds.

====================================================================================================================================

                                                           ACTUAL                                  HYPOTHETICAL
                                                                                         (5% ANNUAL RETURN BEFORE EXPENSES)

                BEGINNING ACCOUNT     ENDING ACCOUNT               EXPENSES        ENDING ACCOUNT                   EXPENSES
SHARE                VALUE                 VALUE                 PAID DURING           VALUE                      PAID DURING
CLASS              (1/1/05)             (6/30/05)(1)            PERIOD(2),(3)        (6/30/05)                    PERIOD(2),(4)
Series I           $1,000.00             $1,014.00                  $5.29            $1,019.54                        $5.31
Series II           1,000.00              1,012.40                   6.04             1,018.79                         6.06


(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2005, through June 30,
2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended June 30, 2005, appear in the table "Fund vs. Indexes" on the first page of management's discussion of Fund performance.

(2) Expenses are equal to the Fund's annualized expense ratio (1.06% and 1.21% for Series I and Series II shares, respectively)
multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Effective on
July 1, 2005, the advisor contractually agreed to limit operating expenses to 0.95% and 1.20% for Series I and Series II shares, respectively. The annualized expense ratios restated as if this agreement had been in effect throughout the entire most recent fiscal half year are 0.96% and 1.21% for Series I and Series II shares, respectively.

(3) The actual expenses paid restated as if the change discussed above had been in effect throughout the entire most recent fiscal half year are $4.79 and $6.04 for Series I and Series II shares, respectively.

(4) The hypothetical expenses paid restated as if the change discussed above had been in effect throughout the entire most recent fiscal half year are $4.81 and $6.06 for Series I and Series II shares, respectively.
====================================================================================================================================

AIM V.I. HIGH YIELD FUND


APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION


The Board of Trustees of AIM Variable        o The quality of services to be provided     o Fees relative to those of clients of
Insurance Funds (the "Board") oversees       by AIM. The Board reviewed the               AIM with comparable investment
the management of AIM V.I. High Yield        credentials and experience of the            strategies. The Board reviewed the
Fund ("the Fund") and, as required by        officers and employees of AIM who will       advisory fee rate for the Fund under the
law, determines annually whether to          provide investment advisory services to      Advisory Agreement. The Board noted that
approve the continuance of the Fund's        the Fund. In reviewing the                   this rate (i) was the same as the
advisory agreement with A I M Advisors,      qualifications of AIM to provide             advisory fee rates for a mutual fund
Inc. ("AIM"). Based upon the                 investment advisory services, the Board      advised by AIM with investment
recommendation of the Investments            reviewed the qualifications of AIM's         strategies comparable to those of the
Committee of the Board, which is             investment personnel and considered such     Fund; and (ii) was lower than the
comprised solely of independent              issues as AIM's portfolio and product        advisory fee rate for an offshore fund
trustees, at a meeting held on June 30,      review process, various back office          for which an AIM affiliate serves as
2005, the Board, including all of the        support functions provided by AIM and        advisor with investment strategies
independent trustees, approved the           AIM's equity and fixed income trading        comparable to those of the Fund. The
continuance of the advisory agreement        operations. Based on the review of these     Board noted that AIM has agreed to limit
(the "Advisory Agreement") between the       and other factors, the Board concluded       the Fund's total operating expenses, as
Fund and AIM for another year, effective     that the quality of services to be           discussed below. Based on this review,
July 1, 2005.                                provided by AIM was appropriate and that     the Board concluded that the advisory
                                             AIM currently is providing satisfactory      fee rate for the Fund under the Advisory
   The Board considered the factors          services in accordance with the terms of     Agreement was fair and reasonable.
discussed below in evaluating the            the Advisory Agreement.
fairness and reasonableness of the                                                        o Fees relative to those of comparable
Advisory Agreement at the meeting on         o The performance of the Fund relative       funds with other advisors. The Board
June 30, 2005 and as part of the Board's     to comparable funds. The Board reviewed      reviewed the advisory fee rate for the
ongoing oversight of the Fund. In their      the performance of the Fund during the       Fund under the Advisory Agreement. The
deliberations, the Board and the             past one, three and five calendar years      Board compared effective contractual
independent trustees did not identify        against the performance of funds advised     advisory fee rates at a common asset
any particular factor that was               by other advisors with investment            level and noted that the Fund's rate was
controlling, and each trustee attributed     strategies comparable to those of the        above the median rate of the funds
different weights to the various             Fund. The Board noted that the Fund's        advised by other advisors with
factors.                                     performance for the three and five year      investment strategies comparable to
                                             periods was below the median performance     those of the Fund that the Board
   One of the responsibilities of the        of such comparable funds and above the       reviewed. The Board noted that AIM has
Senior Officer of the Fund, who is           median performance for the one year          agreed to limit the Fund's total
independent of AIM and AIM's affiliates,     period. Based on this review, the Board      operating expenses, as discussed below.
is to manage the process by which the        concluded that no changes should be made     Based on this review, the Board
Fund's proposed management fees are          to the Fund and that it was not              concluded that the advisory fee rate for
negotiated to ensure that they are           necessary to change the Fund's portfolio     the Fund under the Advisory Agreement
negotiated in a manner which is at arm's     management team at this time.                was fair and reasonable.
length and reasonable. To that end, the
Senior Officer must either supervise a       o The performance of the Fund relative       o Expense limitations and fee waivers.
competitive bidding process or prepare       to indices. The Board reviewed the           The Board noted that AIM has
an independent written evaluation. The       performance of the Fund during the past      contractually agreed to waive fees
Senior Officer has recommended an            one, three and five calendar years           and/or limit expenses of the Fund
independent written evaluation in lieu       against the performance of the Lipper        through June 30, 2006 in an amount
of a competitive bidding process and,        High Yield Bond Fund Index. The Board        necessary to limit total annual
upon the direction of the Board, has         noted that the Fund's performance for        operating expenses to a specified
prepared such an independent written         the one and three year periods was           percentage of average daily net assets
evaluation. Such written evaluation also     comparable to the performance of such        for each class of the Fund. The Board
considered certain of the factors            Index and below such Index for the five      considered the contractual nature of
discussed below. In addition, as             year period. Based on this review, the       this fee waiver/expense limitation and
discussed below, the Senior Officer made     Board concluded that no changes should       noted that it remains in effect until
certain recommendations to the Board in      be made to the Fund and that it was not      June 30, 2006. The Board considered the
connection with such written evaluation.     necessary to change the Fund's portfolio     effect this fee waiver/expense
                                             management team at this time.                limitation would have on the Funds
   The discussion below serves as a                                                       estimated expenses and concluded that
summary of the Senior Officer's              o Meeting with the Fund's portfolio          the levels of fee waivers/expense
independent written evaluation and           managers and investment personnel. With      limitations for the Fund were fair and
recommendations to the Board in              respect to the Fund, the Board is            reasonable.
connection therewith, as well as a           meeting periodically with such Fund's
discussion of the material factors and       portfolio managers and/or other              o Breakpoints and economies of scale.
the conclusions with respect thereto         investment personnel and believes that       The Board reviewed the structure of the
that formed the basis for the Board's        such individuals are competent and able      Fund's advisory fee under the Advisory
approval of the Advisory Agreement.          to continue to carry out their               Agreement, noting that it includes three
After consideration of all of the            responsibilities under the Advisory          breakpoints. The Board reviewed the
factors below and based on its informed      Agreement.                                   level of the Fund's advisory fees, and
business judgment, the Board determined                                                   noted that such fees, as a percentage of
that the Advisory Agreement is in the        o Overall performance of AIM. The Board      the Fund's net assets, would decrease as
best interests of the Fund and its           considered the overall performance of        net assets increase because the Advisory
shareholders and that the compensation       AIM in providing investment advisory and     Agreement includes breakpoints. The
to AIM under the Advisory Agreement is       portfolio administrative services to the     Board noted that, due to the Fund's
fair and reasonable and would have been      Fund and concluded that such performance     current asset levels and the way in
obtained through arm's length                was satisfactory.                            which the advisory fee breakpoints have
negotiations.                                                                             been structured, the Fund has yet to
                                                                                          benefit from the breakpoints. The Board
o The nature and extent of the advisory                                                   concluded that the Fund's fee levels
services to be provided by AIM. The                                                       under the Advisory Agreement therefore
Board reviewed the services to be                                                         would reflect economies of scale at
provided by AIM under the Advisory                                                        higher asset levels and that it was not
Agreement. Based on such review, the                                                      necessary to change the advisory fee
Board concluded that the range of                                                         breakpoints in the Fund's advisory fee
services to be provided by AIM under the                                                  schedule.
Advisory Agreement was appropriate and
that AIM currently is providing services                                                                                 (continued)
in accordance with the terms of the
Advisory Agreement.

AIM V.I. HIGH YIELD FUND

o Investments in affiliated money market     o Profitability of AIM and its               o Other factors and current trends. In
funds. The Board also took into account      affiliates. The Board reviewed               determining whether to continue the
the fact that uninvested cash and cash       information concerning the profitability     Advisory Agreement for the Fund, the
collateral from securities lending           of AIM's (and its affiliates') investment    Board considered the fact that AIM,
arrangements (collectively, "cash            advisory and other activities and its        along with others in the mutual fund
balances") of the Fund may be invested       financial condition. The Board               industry, is subject to regulatory
in money market funds advised by AIM         considered the overall profitability of      inquiries and litigation related to a
pursuant to the terms of an SEC              AIM, as well as the profitability of AIM     wide range of issues. The Board also
exemptive order. The Board found that        in connection with managing the Fund.        considered the governance and compliance
the Fund may realize certain benefits        The Board noted that AIM's operations        reforms being undertaken by AIM and its
upon investing cash balances in AIM          remain profitable, although increased        affiliates, including maintaining an
advised money market funds, including a      expenses in recent years have reduced        internal controls committee and
higher net return, increased liquidity,      AIM's profitability. Based on the review     retaining an independent compliance
increased diversification or decreased       of the profitability of AIM's and its        consultant, and the fact that AIM has
transaction costs. The Board also found      affiliates' investment advisory and other     undertaken to cause the Fund to operate
that the Fund will not receive reduced       activities and its financial condition,      in accordance with certain governance
services if it invests its cash balances     the Board concluded that the                 policies and practices. The Board
in such money market funds. The Board        compensation to be paid by the Fund to       concluded that these actions indicated a
noted that, to the extent the Fund           AIM under its Advisory Agreement was not     good faith effort on the part of AIM to
invests in affiliated money market           excessive.                                   adhere to the highest ethical standards,
funds, AIM has voluntarily agreed to                                                      and determined that the current
waive a portion of the advisory fees it      o Benefits of soft dollars to AIM. The       regulatory and litigation environment to
receives from the Fund attributable to       Board considered the benefits realized       which AIM is subject should not prevent
such investment. The Board further           by AIM as a result of brokerage              the Board from continuing the Advisory
determined that the proposed securities      transactions executed through "soft          Agreement for the Fund.
lending program and related procedures       dollar" arrangements. Under these
with respect to the lending Fund is in       arrangements, brokerage commissions paid
the best interests of the lending Fund       by the Fund and/or other funds advised
and its respective shareholders. The         by AIM are used to pay for research and
Board therefore concluded that the           execution services. This research is
investment of cash collateral received       used by AIM in making investment
in connection with the securities            decisions for the Fund. The Board
lending program in the money market          concluded that such arrangements were
funds according to the procedures is in      appropriate.
the best interests of the lending Fund
and its respective shareholders.             o AIM's financial soundness in light of
                                             the Fund's needs. The Board considered
o Independent written evaluation and         whether AIM is financially sound and has
recommendations of the Fund's Senior         the resources necessary to perform its
Officer. The Board noted that, upon          obligations under the Advisory
their direction, the Senior Officer of       Agreement, and concluded that AIM has
the Fund had prepared an independent         the financial resources necessary to
written evaluation in order to assist        fulfill its obligations under the
the Board in determining the                 Advisory Agreement.
reasonableness of the proposed
management fees of the AIM Funds,            o Historical relationship between the
including the Fund. The Board noted that     Fund and AIM. In determining whether to
the Senior Officer's written evaluation      continue the Advisory Agreement for the
had been relied upon by the Board in         Fund, the Board also considered the
this regard in lieu of a competitive         prior relationship between AIM and the
bidding process. In determining whether      Fund, as well as the Board's knowledge
to continue the Advisory Agreement for       of AIM's operations, and concluded that
the Fund, the Board considered the           it was beneficial to maintain the
Senior Officer's written evaluation and      current relationship, in part, because
the recommendation made by the Senior        of such knowledge. The Board also
Officer to the Board that the Board          reviewed the general nature of the
consider implementing a process to           non-investment advisory services
assist them in more closely monitoring       currently performed by AIM and its
the performance of the AIM Funds. The        affiliates, such as administrative,
Board concluded that it would be             transfer agency and distribution
advisable to implement such a process as     services, and the fees received by AIM
soon as reasonably practicable.              and its affiliates for performing such
                                             services. In addition to reviewing such
                                             services, the trustees also considered
                                             the organizational structure employed by
                                             AIM and its affiliates to provide those
                                             services. Based on the review of these
                                             and other factors, the Board concluded
                                             that AIM and its affiliates were
                                             qualified to continue to provide
                                             non-investment advisory services to the
                                             Fund, including administrative, transfer
                                             agency and distribution services, and
                                             that AIM and its affiliates currently
                                             are providing satisfactory
                                             non-investment advisory services.

SCHEDULE OF INVESTMENTS

June 30, 2005
(Unaudited)


                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
BONDS & NOTES-88.09%

AEROSPACE & DEFENSE-1.91%

Argo-Tech Corp., Sr. Unsec. Gtd. Global
  Notes, 9.25%, 06/01/11(a)                    $  190,000   $   207,337
-----------------------------------------------------------------------
Armor Holdings, Inc., Sr. Sub. Global Notes,
  8.25%, 08/15/13(a)                              200,000       216,500
-----------------------------------------------------------------------
DRS Technologies, Inc., Sr. Unsec. Sub.
  Global Notes, 6.88%, 11/01/13(a)                230,000       239,487
-----------------------------------------------------------------------
Hexcel Corp., Sr. Unsec. Sub. Global Notes,
  6.75%, 02/01/15(a)                              185,000       185,925
-----------------------------------------------------------------------
L-3 Communications Corp., Sr. Unsec. Gtd.
  Sub. Global Notes, 6.13%, 01/15/14(a)           415,000       419,150
-----------------------------------------------------------------------
Orbital Sciences Corp.-Series B, Sr. Global
  Notes, 9.00%, 07/15/11(a)                        80,000        87,200
-----------------------------------------------------------------------
Standard Aero Holdings, Inc., Sr. Sub. Notes,
  8.25%, 09/01/14 (Acquired 08/17/04; Cost
  $100,000)(a)(b)                                 100,000       105,500
=======================================================================
                                                              1,461,099
=======================================================================

AIR FREIGHT & LOGISTICS-0.32%

Park-Ohio Industries Inc., Sr. Sub. Notes,
  8.38%, 11/15/14 (Acquired
  11/19/04-12/07/04; Cost $280,875)(a)(b)         280,000       246,400
=======================================================================

AIRLINES-0.83%

Continental Airlines, Inc., Notes, 8.00%,
  12/15/05(a)                                     220,000       219,450
-----------------------------------------------------------------------
Northwest Airlines Inc., Sr. Unsec. Gtd.
  Notes, 8.88%, 06/01/06(a)                       650,000       416,000
=======================================================================
                                                                635,450
=======================================================================

ALTERNATIVE CARRIERS-0.41%

Embratel Participacoes S.A.-Series B
  (Brazil), Gtd. Global Notes, 11.00%,
  12/15/08(a)                                     270,000       310,500
=======================================================================

ALUMINUM-0.17%

Century Aluminum Co., Sr. Unsec. Gtd. Global
  Notes, 7.50%, 08/15/14(a)                       130,000       130,000
=======================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.85%

Broder Bros. Co.-Series B, Sr. Unsec. Global
  Notes, 11.25%, 10/15/10(a)                      120,000       121,800
-----------------------------------------------------------------------
Perry Ellis International, Inc.-Series B, Sr.
  Sub. Global Notes, 8.88%, 09/15/13(a)           265,000       266,325
-----------------------------------------------------------------------
Warnaco Inc., Sr. Unsec. Global Notes, 8.88%,
  06/15/13(a)                                     235,000       258,500
=======================================================================
                                                                646,625
=======================================================================

AUTO PARTS & EQUIPMENT-1.14%

Accuride Corp., Sr. Unsec. Gtd. Sub. Global
  Notes, 8.50%, 02/01/15(a)                       185,000       181,762
-----------------------------------------------------------------------

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------

AUTO PARTS & EQUIPMENT-(CONTINUED)

Autocam Corp., Sr. Unsec. Sub. Global Notes,
  10.88%, 06/15/14(a)                          $  115,000   $    75,325
-----------------------------------------------------------------------
Delphi Corp., Global Notes, 6.55%,
  06/15/06(a)                                     250,000       244,375
-----------------------------------------------------------------------
Tenneco Automotive Inc.-Series B, Sr. Sec.
  Second Lien Global Notes, 10.25%,
  07/15/13(a)                                      80,000        90,800
-----------------------------------------------------------------------
TRW Automotive Inc., Sr. Global Notes, 9.38%,
  02/15/13(a)                                     249,000       277,635
=======================================================================
                                                                869,897
=======================================================================

AUTOMOBILE MANUFACTURERS-0.56%

General Motors Acceptance Corp., Global
  Notes, 5.63%, 05/15/09(a)                       195,000       181,650
-----------------------------------------------------------------------
General Motors Acceptance Corp.-Series GM,
  Sr. Medium Term Notes,
  6.31%, 11/30/07(a)                              250,000       246,285
=======================================================================
                                                                427,935
=======================================================================

BROADCASTING & CABLE TV-6.35%

Adelphia Communications Corp., Sr. Unsec.
  Notes, 10.88%, 10/01/10(a)(c)                 1,030,000       911,550
-----------------------------------------------------------------------
Allbritton Communications Co., Sr. Unsec.
  Sub. Global Notes, 7.75%, 12/15/12(a)           255,000       252,450
-----------------------------------------------------------------------
Cablevision Systems Corp.-Series B, Sr.
  Floating Rate Global Notes, 7.89%,
  04/01/09(a)(d)                                  120,000       120,750
-----------------------------------------------------------------------
Charter Communications Holdings, LLC/Charter
  Communications Holdings Capital Corp.,
  Sr. Unsec. Global Notes, 11.13%,
  01/15/11(a)                                     190,000       143,450
-----------------------------------------------------------------------
  Sr. Unsec. Notes, 9.92%, 04/01/11(a)            140,000       103,600
-----------------------------------------------------------------------
Charter Communications Operating, LLC/Charter
  Communications Operating Capital Corp., Sr.
  Second Lien Notes, 8.00%, 04/30/12
  (Acquired 05/11/04-07/09/04; Cost
  $270,988)(a)(b)                                 280,000       281,400
-----------------------------------------------------------------------
CSC Holdings Inc.-Series B, Sr. Unsec. Notes,
  7.63%, 04/01/11(a)                              480,000       480,000
-----------------------------------------------------------------------
Echostar DBS Corp., Sr. Unsec. Gtd. Global
  Notes, 5.75%, 10/01/08(a)                       430,000       431,075
-----------------------------------------------------------------------
Emmis Communications Corp., Sr. Floating Rate
  Notes, 9.31%, 06/15/12 (Acquired 06/16/05;
  Cost $100,000)(a)(b)(e)                         100,000       101,500
-----------------------------------------------------------------------
Granite Broadcasting Corp., Sr. Sec. Global
  Notes, 9.75%, 12/01/10(a)                       365,000       339,450
-----------------------------------------------------------------------
Intelsat Bermuda Ltd. (Bermuda), Sr. Notes,
  8.25%, 01/15/13 (Acquired 06/14/05; Cost
  $199,875)(a)(b)                                 195,000       202,312
-----------------------------------------------------------------------
Knology, Inc., Sr. Unsec. Notes, 12.00%,
  11/30/09 (Acquired 05/15/03-12/02/04; Cost
  $210,286)(a)(b)                                 221,877       221,600
-----------------------------------------------------------------------
Pegasus Communications Corp.-Series B, Sr.
  Notes, 9.63%, 10/15/05(a)(c)                    390,000       208,650
-----------------------------------------------------------------------

                            AIM V.I. HIGH YIELD FUND


                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
BROADCASTING & CABLE TV-(CONTINUED)

Rainbow National Services, LLC, Sr. Notes,
  8.75%, 09/01/12 (Acquired 08/13/04; Cost
  $323,125)(a)(b)                              $  325,000   $   354,250
-----------------------------------------------------------------------
Videotron Ltee (Canada), Sr. Notes, 6.88%,
  01/15/14 (Acquired 11/15/04; Cost
  $220,500)(a)(b)                                 210,000       213,675
-----------------------------------------------------------------------
XM Satellite Radio Inc., Sr. Sec. Global
  Notes, 12.00%, 06/15/10(a)                      429,000       484,770
=======================================================================
                                                              4,850,482
=======================================================================

BUILDING PRODUCTS-0.31%

Nortek Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 8.50%, 09/01/14(a)                       195,000       181,350
-----------------------------------------------------------------------
NTK Holdings, Inc., Sr. Disc. Notes, 10.75%,
  03/01/14 (Acquired 02/10/05; Cost
  $68,350)(a)(b)(f)                               110,000        52,800
=======================================================================
                                                                234,150
=======================================================================

CASINOS & GAMING-3.51%

Aztar Corp.,
  Sr. Sub. Global Notes, 7.88%, 06/15/14(a)       240,000       255,600
-----------------------------------------------------------------------
  Sr. Unsec. Sub. Global Notes, 9.00%,
    08/15/11(a)                                   190,000       207,100
-----------------------------------------------------------------------
Boyd Gaming Corp., Sr. Sub. Global Notes,
  6.75%, 04/15/14(a)                              400,000       412,000
-----------------------------------------------------------------------
Isle of Capri Casinos, Inc., Sr. Unsec. Sub.
  Global Notes, 7.00%, 03/01/14(a)                370,000       374,625
-----------------------------------------------------------------------
Las Vegas Sands Corp., Sr. Notes, 6.38%,
  02/15/15 (Acquired 02/03/05; Cost
  $163,497)(a)(b)                                 165,000       161,287
-----------------------------------------------------------------------
MGM Mirage Inc., Sr. Notes, 6.63%, 07/15/15
  (Acquired 06/09/05; Cost $325,000)(a)(b)        325,000       330,281
-----------------------------------------------------------------------
Penn National Gaming, Inc., Sr. Sub. Notes,
  6.75%, 03/01/15 (Acquired
  02/24/05-02/25/05; Cost $255,325)(a)(b)         250,000       250,000
-----------------------------------------------------------------------
Pinnacle Entertainment, Inc., Sr. Unsec. Gtd.
  Sub. Global Notes, 8.25%, 03/15/12(a)           375,000       391,875
-----------------------------------------------------------------------
Poster Financial Group Inc., Sr. Sec. Global
  Notes, 8.75%, 12/01/11(a)                       130,000       132,925
-----------------------------------------------------------------------
Seneca Gaming Corp., Sr. Global Notes, 7.25%,
  05/01/12(a)                                     155,000       161,006
=======================================================================
                                                              2,676,699
=======================================================================

COAL & CONSUMABLE FUELS-0.44%

James River Coal Co., Sr. Notes, 9.38%,
  06/01/12(a)                                     195,000       200,850
-----------------------------------------------------------------------
Massey Energy Co., Sr. Global Notes, 6.63%,
  11/15/10(a)                                     130,000       134,875
=======================================================================
                                                                335,725
=======================================================================

COMMODITY CHEMICALS-2.00%

BCP Crystal US Holdings Corp., Sr. Sub.
  Global Notes, 9.63%, 06/15/14(a)                140,000       157,500
-----------------------------------------------------------------------
Equistar Chemicals L.P./Equistar Funding
  Corp., Sr. Unsec. Gtd. Global Notes,
  10.13%, 09/01/08(a)                             435,000       473,062
-----------------------------------------------------------------------
Millennium America Inc., Sr. Unsec. Gtd.
  Global Notes, 9.25%, 06/15/08(a)                502,000       547,807
-----------------------------------------------------------------------

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------

COMMODITY CHEMICALS-(CONTINUED)

Montell Finance Co. B.V. (Netherlands),
  Unsec. Gtd. Deb., 8.10%, 03/15/27 (Acquired
  01/06/05-05/04/05; Cost $355,250)(a)(b)      $  375,000   $   346,875
=======================================================================
                                                              1,525,244
=======================================================================

COMMUNICATIONS EQUIPMENT-1.01%

Lucent Technologies Inc., Unsec. Unsub.
  Global Deb., 6.45%, 03/15/29(a)                 235,000       211,500
-----------------------------------------------------------------------
Nortel Networks Ltd. (Canada), Sr. Global
  Notes, 6.13%, 02/15/06(a)                       350,000       353,937
-----------------------------------------------------------------------
Superior Essex Communications LLC/Essex Group
  Inc., Sr. Global Notes, 9.00%, 04/15/12(a)      205,000       205,000
=======================================================================
                                                                770,437
=======================================================================

CONSTRUCTION & ENGINEERING-0.20%

Great Lakes Dredge & Dock Co., Sr. Unsec.
  Sub. Global Notes, 7.75%, 12/15/13(a)           195,000       149,175
=======================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-2.29%

Case New Holland Inc., Sr. Notes, 9.25%,
  08/01/11 (Acquired 07/29/03; Cost
  $192,075)(a)(b)                                 195,000       207,187
-----------------------------------------------------------------------
Commercial Vehicle Group Inc., Sr. Notes,
  8.00%, 07/01/13 (Acquired 06/29/05; Cost
  $65,000)(a)(b)                                   65,000        66,462
-----------------------------------------------------------------------
Manitowoc Co., Inc. (The), Sr. Unsec. Gtd.
  Sub. Global Notes, 10.50%, 08/01/12(a)          143,000       162,305
-----------------------------------------------------------------------
Navistar International Corp.,
  Sr. Notes, 6.25%, 03/01/12 (Acquired
  02/23/05-04/20/05; Cost $378,588)(a)(b)         385,000       373,450
-----------------------------------------------------------------------
  7.50%, 06/15/11(a)                               55,000        56,375
-----------------------------------------------------------------------
Terex Corp., Sr. Unsec. Gtd. Sub. Global
  Notes, 9.25%, 07/15/11(a)                       465,000       506,850
-----------------------------------------------------------------------
Wabtec Corp., Sr. Unsec. Gtd. Global Notes,
  6.88%, 07/31/13(a)                              365,000       375,037
=======================================================================
                                                              1,747,666
=======================================================================

CONSTRUCTION MATERIALS-0.67%

Goodman Global Holding Co., Inc., Sr. Sub.
  Notes, 7.88%, 12/15/12 (Acquired 12/15/04;
  Cost $70,000)(a)(b)                              70,000        65,100
-----------------------------------------------------------------------
RMCC Acquisition Co., Sr. Sub. Notes, 9.50%,
  11/01/12 (Acquired 10/28/04; Cost
  $205,000)(a)(b)                                 205,000       199,875
-----------------------------------------------------------------------
Texas Industries, Inc., Sr. Notes, 7.25%,
  07/15/13 (Acquired 06/29/05; Cost
  $30,000)(a)(b)                                   30,000        30,900
-----------------------------------------------------------------------
U.S. Concrete, Inc., Sr. Unsec. Gtd. Sub.
  Global Notes, 8.38%, 04/01/14(a)                225,000       212,625
=======================================================================
                                                                508,500
=======================================================================

CONSUMER FINANCE-1.04%

Dollar Financial Group, Inc., Sr. Gtd. Global
  Notes, 9.75%, 11/15/11(a)                       555,000       574,425
-----------------------------------------------------------------------
Ford Motor Credit Co., Notes, 6.63%,
  06/16/08(a)                                     225,000       223,051
=======================================================================
                                                                797,476
=======================================================================

                            AIM V.I. HIGH YIELD FUND


                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------

DISTILLERS & VINTNERS-0.46%

Constellation Brands, Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 8.13%, 01/15/12(a)   $  330,000   $   353,925
=======================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-0.51%

Corrections Corp. of America, Sr. Unsec. Gtd.
  Sub. Global Notes, 6.25%, 03/15/13(a)           215,000       214,462
-----------------------------------------------------------------------
Geo Group Inc. (The), Sr. Unsec. Global
  Notes, 8.25%, 07/15/13(a)                       180,000       175,050
=======================================================================
                                                                389,512
=======================================================================

DRUG RETAIL-1.33%

Jean Coutu Group (PJC) Inc. (The) (Canada),
  Sr. Sub. Global Notes,
  8.50%, 08/01/14(a)                              475,000       469,062
-----------------------------------------------------------------------
  Sr. Unsec. Global Notes,
  7.63%, 08/01/12(a)                               60,000        62,250
-----------------------------------------------------------------------
Rite Aid Corp.,
  Sr. Sec. Gtd. Second Lien Global Notes,
  8.13%, 05/01/10(a)                              130,000       134,387
-----------------------------------------------------------------------
  Sr. Unsec. Notes, 7.13%, 01/15/07(a)            210,000       211,575
-----------------------------------------------------------------------
  Unsec. Gtd. Unsub. Global Notes, 7.50%,
    01/15/15(a)                                   140,000       134,750
=======================================================================
                                                              1,012,024
=======================================================================

ELECTRIC UTILITIES-5.52%

Allegheny Energy Supply Co., LLC, Unsec.
  Global Notes, 7.80%, 03/15/11(a)                355,000       386,950
-----------------------------------------------------------------------
LSP Energy L.P./LSP Batesville Funding Corp.-
  Series C, Sr. Sec. Bonds, 7.16%,
  01/15/14(a)                                     263,340       276,507
-----------------------------------------------------------------------
Midwest Generation, LLC,
  Sr. Sec. Second Priority Putable Global
  Notes, 8.75%, 05/01/14(a)                       315,000       354,375
-----------------------------------------------------------------------
  Series B, Global Asset-Backed Pass Through
  Ctfs., 8.56%, 01/02/16(a)                       635,000       704,850
-----------------------------------------------------------------------
Mission Energy Holding Co., Sr. Sec. Global
  Notes, 13.50%, 07/15/08(a)                      705,000       840,712
-----------------------------------------------------------------------
NRG Energy, Inc., Sr. Sec. Gtd. Notes, 8.00%,
  12/15/13 (Acquired 12/17/03-05/25/05; Cost
  $549,825)(a)(b)                                 543,000       575,580
-----------------------------------------------------------------------
Reliant Energy Inc.,
  Sr. Sec. Global Notes, 9.25%, 07/15/10(a)       275,000       299,062
-----------------------------------------------------------------------
  9.50%, 07/15/13(a)                              255,000       283,369
-----------------------------------------------------------------------
  Sr. Sec. Gtd. Notes, 6.75%, 12/15/14(a)         210,000       206,850
-----------------------------------------------------------------------
Reliant Energy Mid-Atlantic Power Holdings,
  LLC- Series B, Sr. Unsec. Asset-Backed Pass
  Through Ctfs., 9.24%, 07/02/17(a)               190,553       216,754
-----------------------------------------------------------------------
South Point Energy Center LLC/Broad River
  Energy LLC/Rockgen Energy LLC, Sec. Gtd.
  Notes, 8.40%, 05/30/12 (Acquired 06/29/05;
  Cost $72,521)(a)(b)                              76,741        72,521
=======================================================================
                                                              4,217,530
=======================================================================

ELECTRONIC MANUFACTURING SERVICES-0.42%

Sanmina-SCI Corp., Sub. Notes, 6.75%,
  03/01/13 (Acquired 02/16/05-05/04/05; Cost
  $310,725)(a)(b)                                 335,000       321,600
=======================================================================

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------


ENVIRONMENTAL & FACILITIES SERVICES-0.85%

Allied Waste North America, Inc.-Series B,
  Sr. Gtd. Global Notes, 8.50%, 12/01/08(a)    $  615,000   $   650,362
=======================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS-0.35%

IMC Global Inc., Sr. Unsec. Global Notes,
  10.88%, 08/01/13(a)                             225,000       265,500
=======================================================================

FOOD RETAIL-0.18%

Ahold Finance USA, Inc., Sr. Unsec. Notes,
  8.25%, 07/15/10(a)                              125,000       138,750
=======================================================================

FOREST PRODUCTS-0.73%

Ainsworth Lumber Co. Ltd. (Canada),
  Sr. Unsec. Global Notes, 6.75%, 03/15/14(a)     100,000        90,750
-----------------------------------------------------------------------
  Sr. Unsec. Yankee Notes, 6.75%, 03/15/14(a)     250,000       226,250
-----------------------------------------------------------------------
Millar Western Forest Products Ltd. (Canada),
  Sr. Unsec. Global Notes, 7.75%, 11/15/13(a)     255,000       240,337
=======================================================================
                                                                557,337
=======================================================================

GAS UTILITIES-0.22%

SEMCO Energy, Inc.,
  Sr. Global Notes, 7.75%, 05/15/13(a)             85,000        88,825
-----------------------------------------------------------------------
  Sr. Unsec. Global Notes, 7.13%, 05/15/08(a)      75,000        76,875
=======================================================================
                                                                165,700
=======================================================================

HEALTH CARE DISTRIBUTORS-0.12%

National Nephrology Associates, Inc., Sr.
  Gtd. Sub. Notes, 9.00%, 11/01/11 (Acquired
  10/16/03; Cost $80,000)(a)(b)                    80,000        89,900
=======================================================================

HEALTH CARE FACILITIES-3.12%

Ardent Health Services Inc., Sr. Sub. Global
  Notes, 10.00%, 08/15/13(a)                       50,000        60,750
-----------------------------------------------------------------------
Concentra Operating Corp., Sr. Unsec. Gtd.
  Sub. Global Notes, 9.13%, 06/01/12(a)           115,000       122,475
-----------------------------------------------------------------------
Genesis HealthCare Corp., Sr. Sub. Global
  Notes, 8.00%, 10/15/13(a)                       160,000       174,400
-----------------------------------------------------------------------
HealthSouth Corp., Sr. Unsec. Putable Global
  Notes, 8.38%, 01/02/09(a)                       850,000       847,875
-----------------------------------------------------------------------
Select Medical Corp., Sr. Sub. Notes, 7.63%,
  02/01/15 (Acquired 02/03/05-05/19/05; Cost
  $228,213)(a)(b)                                 230,000       227,700
-----------------------------------------------------------------------
Tenet Healthcare Corp.,
  Sr. Global Notes, 9.88%, 07/01/14(a)             90,000        97,200
-----------------------------------------------------------------------
  Sr. Unsec. Notes, 6.38%, 12/01/11(a)            345,000       331,200
-----------------------------------------------------------------------
United Surgical Partners International, Inc.,
  Sr. Unsec. Gtd. Sub. Global Notes, 10.00%,
  12/15/11(a)                                     470,000       519,350
=======================================================================
                                                              2,380,950
=======================================================================

HEALTH CARE SERVICES-0.87%

Quintiles Transnational Corp., Sr. Unsec.
  Sub. Global Notes, 10.00%, 10/01/13(a)          250,000       276,875
-----------------------------------------------------------------------
Rural/Metro Corp., Sr. Sub. Notes, 9.88%,
  03/15/15 (Acquired 02/28/05; Cost
  $70,000)(a)(b)                                   70,000        69,300
-----------------------------------------------------------------------

                            AIM V.I. HIGH YIELD FUND


                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
HEALTH CARE SERVICES-(CONTINUED)

Team Health Inc., Sr. Sub. Global Notes,
  9.00%, 04/01/12(a)                           $  300,000   $   314,250
=======================================================================
                                                                660,425
=======================================================================

HEALTH CARE SUPPLIES-0.25%

Inverness Medical Innovations, Inc., Sr. Sub.
  Global Notes, 8.75%, 02/15/12(a)                195,000       194,512
=======================================================================

HOMEBUILDING-0.52%

Technical Olympic USA, Inc., Sr. Unsec. Gtd.
  Global Notes, 9.00%, 07/01/10(a)                205,000       211,150
-----------------------------------------------------------------------
WCI Communities, Inc., Sr. Unsec. Gtd. Global
  Notes, 10.63%, 02/15/11(a)                      170,000       184,450
=======================================================================
                                                                395,600
=======================================================================

HOTELS, RESORTS & CRUISE LINES-2.28%

Grupo Posadas S.A. de C.V. (Mexico), Sr.
  Notes, 8.75%, 10/04/11 (Acquired 09/27/04;
  Cost $250,000)(a)(b)                            250,000       266,875
-----------------------------------------------------------------------
Intrawest Corp. (Canada), Sr. Unsec. Global
  Notes, 7.50%, 10/15/13(a)                       465,000       478,950
-----------------------------------------------------------------------
La Quinta Properties, Inc., Sr. Global Notes,
  8.88%, 03/15/11(a)                              120,000       130,500
-----------------------------------------------------------------------
Royal Caribbean Cruises Ltd. (Liberia), Sr.
  Unsec. Global Notes,
  8.00%, 05/15/10(a)                              120,000       133,800
-----------------------------------------------------------------------
  8.75%, 02/02/11(a)                              450,000       520,875
-----------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.,
  Sr. Gtd. Global Notes, 7.88%, 05/01/12(a)       185,000       209,512
=======================================================================
                                                              1,740,512
=======================================================================

HOUSEWARES & SPECIALTIES-0.37%

Ames True Temper Inc.,
  Sr. Sub. Global Notes, 10.00%, 07/15/12(a)      135,000       109,687
-----------------------------------------------------------------------
  Sr. Unsec. Gtd. Unsub. Floating Rate Global
  Notes, 7.14%, 01/15/12(a)(e)                    180,000       172,350
=======================================================================
                                                                282,037
=======================================================================

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS-4.93%

AES Corp. (The), Sr. Unsec. Unsub. Notes,
  7.75%, 03/01/14(a)                              965,000     1,049,437
-----------------------------------------------------------------------
AES Red Oak LLC-Series A, Sr. Sec. Bonds,
  8.54%, 11/30/19(a)                              448,654       502,493
-----------------------------------------------------------------------
Calpine Canada Energy Finance ULC (Canada),
  Sr. Unsec. Gtd. Notes,
  8.50%, 05/01/08(a)                               85,000        61,200
-----------------------------------------------------------------------
Calpine Corp.,
  Sr. Sec. Notes, (Acquired
  07/10/03-05/11/04; Cost $241,950)
  8.75%, 07/15/13 (Acquired
  07/10/03-05/11/04; Cost $241,950)(a)(b)         265,000       196,762
-----------------------------------------------------------------------

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS-(CONTINUED)


Calpine Corp.,
  9.63%, 09/30/14 (Acquired 09/28/04; Cost
  $342,281)(a)(b)                              $  345,000   $   345,862
-----------------------------------------------------------------------
  Sr. Unsec. Notes, 8.75%, 07/15/07(a)            305,000       240,950
-----------------------------------------------------------------------
Calpine Generating Co., Sec. Floating Rate
  Global Notes, 8.86%, 04/01/10(a)(g)             395,000       390,062
-----------------------------------------------------------------------
CMS Energy Corp.,
  Sr. Global Notes, 7.75%, 08/01/10(a)             90,000        97,200
-----------------------------------------------------------------------
  Sr. Unsec. Notes, 8.90%, 07/15/08(a)            280,000       305,200
-----------------------------------------------------------------------
Dynegy Holdings Inc.,
  Sr. Sec. Gtd. Second Priority Notes,
  10.13%, 07/15/13 (Acquired
  08/01/03-08/25/03; Cost $301,310)(a)(b)         300,000       340,500
-----------------------------------------------------------------------
  Unsec. Notes, 8.75%, 02/15/12(a)                120,000       131,400
-----------------------------------------------------------------------
Mirant Americas Generation, LLC, Sr. Unsec.
  Notes, 7.63%, 05/01/06(a)(c)                     85,000        98,387
=======================================================================
                                                              3,759,453
=======================================================================

INDUSTRIAL MACHINERY-0.43%

Aearo Co. I, Sr. Sub. Global Notes, 8.25%,
  04/15/12(a)                                     140,000       140,700
-----------------------------------------------------------------------
Valmont Industries, Inc., Sr. Gtd. Sub.
  Global Notes, 6.88%, 05/01/14(a)                180,000       182,250
-----------------------------------------------------------------------
Wolverine Tube, Inc., Sr. Notes, 7.38%,
  08/01/08 (Acquired 10/20/03; Cost
  $8,700)(a)(b)                                    10,000         8,750
=======================================================================
                                                                331,700
=======================================================================

INTEGRATED OIL & GAS-0.81%

Petrobras International Finance Co. (Cayman
  Islands), Sr. Unsec. Global Notes, 9.13%,
  07/02/13(a)                                     545,000       618,575
=======================================================================

INTEGRATED TELECOMMUNICATION SERVICES-3.36%

Citizens Communications Co., Sr. Notes,
  6.25%, 01/15/13(a)                              205,000       199,362
-----------------------------------------------------------------------
LCI International, Inc., Sr. Notes, 7.25%,
  06/15/07(a)                                     620,000       604,500
-----------------------------------------------------------------------
Madison River Capital LLC/Madison River
  Finance Corp., Sr. Unsec. Notes, 13.25%,
  03/01/10(a)                                     500,000       527,190
-----------------------------------------------------------------------
Qwest Capital Funding, Inc., Unsec. Gtd.
  Global Notes,
  7.00%, 08/03/09(a)                              280,000       273,000
-----------------------------------------------------------------------
  7.25%, 02/15/11(a)                              100,000        96,000
-----------------------------------------------------------------------
Qwest Communications International, Inc., Sr.
  Unsec. Gtd. Sub Global Notes, 7.25%,
  02/15/11(a)                                     595,000       575,662
-----------------------------------------------------------------------
Qwest Corp., Sr. Notes, 7.88%, 09/01/11
  (Acquired 11/18/04; Cost $301,000)(a)(b)        280,000       292,600
=======================================================================
                                                              2,568,314
=======================================================================

IT CONSULTING & OTHER SERVICES-0.18%

Telcordia Technologies, Inc., Sr. Sub. Notes,
  10.00%, 03/15/13 (Acquired 03/11/05; Cost
  $145,000)(a)(b)                                 145,000       135,938
=======================================================================

                            AIM V.I. HIGH YIELD FUND


                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------

LEISURE FACILITIES-0.50%

Six Flags, Inc., Sr. Global Notes, 9.63%,
  06/01/14(a)                                  $  120,000   $   111,900
-----------------------------------------------------------------------
Universal City Development Partners, Ltd.,
  Sr. Global Notes, 11.75%, 04/01/10(a)           170,000       195,925
-----------------------------------------------------------------------
Universal City Florida Holding Co. I/II, Sr.
  Unsec. Global Notes, 8.38%, 05/01/10(a)          70,000        73,150
=======================================================================
                                                                380,975
=======================================================================

METAL & GLASS CONTAINERS-3.48%

Constar International Inc., Sr. Sub. Notes,
  11.00%, 12/01/12(a)                             140,000       114,100
-----------------------------------------------------------------------
Crown European Holdings S.A. (France), Sr.
  Sec. Second Lien Global Notes, 9.50%,
  03/01/11(a)                                     150,000       166,875
-----------------------------------------------------------------------
Greif Inc., Sr. Unsec. Gtd. Global Notes,
  8.88%, 08/01/12(a)                              520,000       561,600
-----------------------------------------------------------------------
Owens Brockway Glass Container Inc.,
  Sr. Gtd. Global Notes, 6.75%, 12/01/14(a)       175,000       178,719
-----------------------------------------------------------------------
  Sr. Gtd. Global Notes, 7.75%, 05/15/11(a)       215,000       231,125
-----------------------------------------------------------------------
  Sr. Sec. Gtd. Global Notes, 8.75%,
    11/15/12(a)                                   255,000       282,412
-----------------------------------------------------------------------
  Sr. Unsec. Gtd. Global Notes, 8.25%,
    05/15/13(a)                                   120,000       130,500
-----------------------------------------------------------------------
Plastipak Holdings Inc., Sr. Unsec. Gtd.
  Global Notes, 10.75%, 09/01/11(a)               285,000       315,638
-----------------------------------------------------------------------
Pliant Corp.,
  Sr. Sec. PIK Notes, 11.63%, 06/15/09
  (Acquired 05/06/05-06/01/05; Cost
  $387,403)(a)(b)                                 370,177       396,089
-----------------------------------------------------------------------
  Sr. Sec. Second Lien Global Notes, 11.13%,
  09/01/09(a)                                      90,000        87,975
-----------------------------------------------------------------------
U.S. Can Corp., Sr. Sec. Gtd. Global Notes,
  10.88%, 07/15/10(a)                             185,000       193,325
=======================================================================
                                                              2,658,358
=======================================================================

MOVIES & ENTERTAINMENT-1.03%

AMC Entertainment Inc.,
  Sr. Unsec. Sub. Global Notes, 9.88%,
  02/01/12(a)                                     325,000       324,188
-----------------------------------------------------------------------
  Sr. Unsec. Sub. Global Notes, 8.00%,
  03/01/14(a)                                     125,000       111,250
-----------------------------------------------------------------------
River Rock Entertainment Authority, Sr.
  Notes, 9.75%, 11/01/11(a)                       130,000       143,975
-----------------------------------------------------------------------
Warner Music Group, Sr. Sub. Global Notes,
  7.38%, 04/15/14(a)                              205,000       208,588
=======================================================================
                                                                788,001
=======================================================================

OIL & GAS DRILLING-0.23%

Parker Drilling Co., Sr. Unsec. Floating Rate
  Global Notes, 8.08%, 09/01/10(a)(e)             165,000       172,425
=======================================================================

OIL & GAS EQUIPMENT & SERVICES-1.45%

CHC Helicopter Corp. (Canada), Sr. Sub.
  Global Notes, 7.38%, 05/01/14(a)                265,000       265,663
-----------------------------------------------------------------------
Hanover Compressor Co., Sr. Notes, 9.00%,
  06/01/14(a)                                     115,000       123,050
-----------------------------------------------------------------------
Key Energy Services, Inc., Sr. Notes, 6.38%,
  05/01/13(a)                                     435,000       437,175
-----------------------------------------------------------------------
SESI, LLC, Sr. Unsec. Gtd. Global Notes,
  8.88%, 05/15/11(a)                              265,000       284,213
=======================================================================
                                                              1,110,101
=======================================================================

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------


OIL & GAS EXPLORATION & PRODUCTION-0.42%

Compression Polymers Corp., Sr. Unsec.
  Floating Rate Notes, 10.46%, 07/01/12
  (Acquired 06/29/05; Cost $64,675)(b)(d)      $   65,000   $    65,325
-----------------------------------------------------------------------
Paramount Resources Ltd. (Canada), Sr. Unsec.
  Yankee Notes, 8.50%, 01/31/13(a)                188,000       189,410
-----------------------------------------------------------------------
Stone Energy Corp., Sr. Unsec. Sub. Global
  Notes, 6.75%, 12/15/14(a)                        70,000        68,250
=======================================================================
                                                                322,985
=======================================================================

OIL & GAS REFINING & MARKETING-1.80%

CITGO Petroleum Corp., Sr. Unsec. Global
  Notes, 6.00%, 10/15/11(a)                       520,000       525,200
-----------------------------------------------------------------------
Premcor Refining Group Inc. (The), Sr. Unsec.
  Global Notes, 7.50%, 06/15/15(a)                230,000       251,275
-----------------------------------------------------------------------
United Refining Co.,
  Sr. Notes, 10.50%, 08/15/12 (Acquired
  02/16/05; Cost $152,975)(a)(b)                  145,000       149,713
-----------------------------------------------------------------------
  Sr. Unsec. Global Notes, 10.50%,
    08/15/12(a)                                   435,000       449,138
=======================================================================
                                                              1,375,326
=======================================================================

OIL & GAS STORAGE & TRANSPORTATION-3.03%

El Paso CGP Co., Unsec. Notes, 7.75%,
  06/15/10(a)                                     550,000       564,438
-----------------------------------------------------------------------
El Paso Production Holding Co., Sr. Unsec.
  Gtd. Global Notes, 7.75%, 06/01/13(a)           225,000       241,594
-----------------------------------------------------------------------
Inergy L.P./Inergy Finance Corp., Sr. Notes,
  6.88%, 12/15/14 (Acquired 12/17/04; Cost
  $100,000)(a)(b)                                 100,000        98,250
-----------------------------------------------------------------------
MarkWest Energy Partners L.P./MarkWest Energy
  Finance Corp., Sr. Notes, 6.88%, 11/01/14
  (Acquired 10/19/04-10/20/04; Cost
  $372,388)(a)(b)                                 370,000       368,150
-----------------------------------------------------------------------
Pacific Energy Partners L.P./Pacific Energy
  Finance Corp., Sr. Unsec. Global Notes,
  7.13%, 06/15/14(a)                              160,000       167,299
-----------------------------------------------------------------------
Sonat Inc., Sr. Unsec. Notes, 7.63%,
  07/15/11(a)                                     620,000       629,300
-----------------------------------------------------------------------
Southern Natural Gas Co., Sr. Global Notes,
  8.88%, 03/15/10(a)                               35,000        38,588
-----------------------------------------------------------------------
Williams Cos., Inc. (The), Notes, 7.13%,
  09/01/11(a)                                     190,000       206,625
=======================================================================
                                                              2,314,244
=======================================================================

PACKAGED FOODS & MEATS-0.50%

Del Monte Corp., Sr. Unsec. Sub. Global
  Notes, 8.63%, 12/15/12(a)                       140,000       154,700
-----------------------------------------------------------------------
Dole Food Co., Inc., Sr. Unsec. Global Notes,
  8.88%, 03/15/11(a)                                3,000         3,218
-----------------------------------------------------------------------
Smithfield Foods, Inc., Sr. Global Notes,
  7.00%, 08/01/11(a)                              210,000       222,075
=======================================================================
                                                                379,993
=======================================================================

                            AIM V.I. HIGH YIELD FUND


                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------

PAPER PACKAGING-0.31%

Jefferson Smurfit Corp. (U.S.), Sr. Unsec.
  Gtd. Global Notes, 7.50%, 06/01/13(a)        $  250,000   $   240,000
=======================================================================

PAPER PRODUCTS-3.25%

Bowater Inc., Global Notes, 6.50%,
  06/15/13(a)                                     535,000       530,319
-----------------------------------------------------------------------
Cascades Inc. (Canada), Sr. Unsec. Global
  Notes, 7.25%, 02/15/13(a)                       445,000       440,550
-----------------------------------------------------------------------
Cellu Tissue Holdings, Inc., Sec. Gtd. Global
  Notes, 9.75%, 03/15/10(a)                       355,000       362,988
-----------------------------------------------------------------------
Fraser Papers Inc. (Canada), Sr. Unsec. Gtd.
  Notes, 8.75%, 03/15/15 (Acquired 03/10/05;
  Cost $215,000)(a)(b)                            215,000       197,263
-----------------------------------------------------------------------
Georgia-Pacific Corp.,
  Sr. Gtd. Global Notes, 7.38%, 07/15/08(a)       100,000       106,625
-----------------------------------------------------------------------
  Sr. Unsec. Gtd. Global Notes, 8.88%,
    02/01/10(a)                                   325,000       370,500
-----------------------------------------------------------------------
Mercer International Inc., Sr. Global Notes,
  9.25%, 02/15/13(a)                              210,000       168,000
-----------------------------------------------------------------------
Neenah Paper, Inc., Sr. Notes, 7.38%,
  11/15/14 (Acquired 11/18/04; Cost
  $157,275)(a)(b)                                 155,000       151,125
-----------------------------------------------------------------------
Tembec Industries Inc. (Canada), Sr. Unsec.
  Gtd. Yankee Notes, 8.63%, 06/30/09(a)           190,000       154,850
=======================================================================
                                                              2,482,220
=======================================================================

PERSONAL PRODUCTS-0.57%

Playtex Products, Inc., Sr. Sec. Global
  Notes, 8.00%, 03/01/11(a)                       405,000       438,413
=======================================================================

PHARMACEUTICALS-0.77%

Athena Neurosciences Finance, LLC, Sr. Unsec.
  Gtd. Notes, 7.25%, 02/21/08(a)                   95,000        88,588
-----------------------------------------------------------------------
Elan Finance PLC/Elan Finance Corp.
  (Ireland), Sr. Notes, 7.75%, 11/15/11
  (Acquired 11/10/04; Cost $70,000)(a)(b)          70,000        59,675
-----------------------------------------------------------------------
Valeant Pharmaceuticals International, Sr.
  Unsec. Global Notes, 7.00%, 12/15/11(a)         445,000       438,325
=======================================================================
                                                                586,588
=======================================================================

PUBLISHING-0.74%

Dex Media Inc., Unsec. Disc. Global Notes,
  9.00%, 11/15/13(a)(f)                           200,000       162,000
-----------------------------------------------------------------------
Dex Media West LLC/Dex Media Finance Co., Sr.
  Global Notes, 5.88%, 11/15/11(a)                215,000       212,850
-----------------------------------------------------------------------
PRIMEDIA Inc., Sr. Global Notes, 8.00%,
  05/15/13(a)                                     185,000       187,313
=======================================================================
                                                                562,163
=======================================================================

RAILROADS-1.67%

Grupo Transportacion Ferroviaria Mexicana,
  S.A. de C.V. (Mexico),
  Sr. Gtd. Yankee Notes, 10.25%, 06/15/07(a)      605,000       648,863
-----------------------------------------------------------------------
  Sr. Notes, 9.38%, 05/01/12 (Acquired
  04/13/05-06/28/05; Cost $383,413)(a)(b)         380,000       399,000
-----------------------------------------------------------------------
Kansas City Southern Railway, Sr. Unsec. Gtd.
  Global Notes, 9.50%, 10/01/08(a)                210,000       229,950
=======================================================================
                                                              1,277,813
=======================================================================

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------


REAL ESTATE-1.33%

Host Marriott L.P.,
  Sr. Unsec. Notes, 7.00%, 08/15/12 (Acquired
  07/27/04; Cost $157,589)(a)(b)               $  160,000   $   166,800
-----------------------------------------------------------------------
  Series G, Sr. Gtd. Global Notes, 9.25%,
    10/01/07(a)                                   175,000       190,313
-----------------------------------------------------------------------
  Series I, Unsec. Gtd. Global Notes, 9.50%,
  01/15/07(a)                                     250,000       266,875
-----------------------------------------------------------------------
iStar Financial Inc., Sr. Unsec. Notes,
  6.50%, 12/15/13(a)                              265,000       278,528
-----------------------------------------------------------------------
Ventas Realty L.P./Ventas Capital Corp., Sr.
  Unsec. Gtd. Global Notes, 8.75%,
  05/01/09(a)                                     100,000       111,000
=======================================================================
                                                              1,013,516
=======================================================================

REGIONAL BANKS-0.24%

Western Financial Bank, Unsec. Sub. Deb.,
  9.63%, 05/15/12(a)                              170,000       185,300
=======================================================================

RESTAURANTS-0.45%

Landry's Restaurants, Inc.-Series B, Sr.
  Unsec. Gtd. Unsub. Global Notes, 7.50%,
  12/15/14(a)                                     350,000       341,250
=======================================================================

SEMICONDUCTORS-1.54%

Advanced Micro Devices, Inc., Sr. Unsec.
  Global Notes, 7.75%, 11/01/12(a)                480,000       475,800
-----------------------------------------------------------------------
MagnaChip Semiconductor S.A./MagnaChip
  Semiconductor Finance Co. (South Korea),
  Sr. Sub. Notes, 8.00%, 12/15/14 (Acquired
  12/16/04; Cost $70,000)(a)(b)                    70,000        67,375
-----------------------------------------------------------------------
STATS ChipPAC Ltd. (Singapore), Sr. Unsec.
  Gtd. Global Notes, 6.75%, 11/15/11(a)           260,000       247,650
-----------------------------------------------------------------------
Viasystems Inc., Sr. Unsec. Sub. Global
  Notes, 10.50%, 01/15/11(a)                      415,000       382,838
=======================================================================
                                                              1,173,663
=======================================================================

SPECIALIZED CONSUMER SERVICES-0.10%

Coinmach Corp., Sr. Unsec. Global Notes,
  9.00%, 02/01/10(a)                               70,000        72,450
=======================================================================

SPECIALTY CHEMICALS-2.71%

Huntsman Advanced Materials, LLC, Sr. Sec.
  Global Notes, 11.00%, 07/15/10(a)               170,000       192,950
-----------------------------------------------------------------------
Huntsman International LLC, Sr. Unsec. Gtd.
  Global Notes, 9.88%, 03/01/09(a)                515,000       553,625
-----------------------------------------------------------------------
Huntsman LLC, Sr. Unsec. Gtd. Global Notes,
  11.63%, 10/15/10(a)                              80,000        94,200
-----------------------------------------------------------------------
Nalco Co., Sr. Unsec. Sub. Global Notes,
  8.88%, 11/15/13(a)                              490,000       526,750
-----------------------------------------------------------------------
OM Group, Inc., Sr. Unsec. Gtd. Global Notes,
  9.25%, 12/15/11(a)                              330,000       333,300
-----------------------------------------------------------------------
Rhodia S.A. (France), Sr. Unsec. Global
  Notes, 7.63%, 06/01/10(a)                       120,000       117,000
-----------------------------------------------------------------------
Westlake Chemical Corp., Sr. Unsec. Gtd.
  Global Notes, 8.75%, 07/15/11(a)                228,000       247,950
=======================================================================
                                                              2,065,775
=======================================================================

                            AIM V.I. HIGH YIELD FUND


                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------

SPECIALTY STORES-2.00%

Boise Cascade LLC, Sr. Sub. Notes, 7.13%,
  10/15/14 (Acquired 10/15/04; Cost
  $375,000)(a)(b)                              $  375,000   $   370,313
-----------------------------------------------------------------------
Couche-Tard U.S. L.P./Couche-Tard Finance
  Corp., Sr. Sub. Global Notes, 7.50%,
  12/15/13(a)                                     170,000       180,625
-----------------------------------------------------------------------
Nebraska Book Co., Inc., Sr. Unsec. Sub.
  Global Notes, 8.63%, 03/15/12(a)                335,000       314,063
-----------------------------------------------------------------------
Pantry, Inc. (The), Sr. Sub. Global Notes,
  7.75%, 02/15/14(a)                              370,000       379,250
-----------------------------------------------------------------------
Pep Boys (The)-Manny, Moe & Jack, Sr. Unsec.
  Sub. Notes, 7.50%, 12/15/14(a)                  310,000       280,550
=======================================================================
                                                              1,524,801
=======================================================================

STEEL-0.52%

Chaparral Steel Co., Sr. Unsec. Notes,
  10.00%, 07/15/13 (Acquired 06/29/05; Cost
  $130,000)(a)(b)                                 130,000       131,138
-----------------------------------------------------------------------
IPSCO, Inc. (Canada), Sr. Global Notes,
  8.75%, 06/01/13(a)                              235,000       265,550
=======================================================================
                                                                396,688
=======================================================================

TEXTILES-0.36%

INVISTA Co., Sr. Notes, 9.25%, 05/01/12
  (Acquired 06/17/04-07/20/04; Cost
  $253,563)(a)(b)                                 250,000       274,688
=======================================================================

TIRES & RUBBER-0.44%

Cooper-Standard Automotive Inc., Sr. Unsec.
  Gtd. Global Notes, 8.38%, 12/15/14(a)           260,000       209,300
-----------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The), Sr. Notes,
  9.00%, 07/01/15 (Acquired 06/20/05; Cost
  $130,000)(a)(b)                                 130,000       127,400
=======================================================================
                                                                336,700
=======================================================================

TRADING COMPANIES & DISTRIBUTORS-0.45%

United Rentals North America Inc., Sr. Unsec.
  Gtd. Global Notes, 6.50%, 02/15/12(a)           345,000       341,119
=======================================================================

WIRELESS TELECOMMUNICATION SERVICES-6.38%

AirGate PCS, Inc.,
  Sr. Sec. Gtd. Floating Rate Global Notes,
  6.89%, 10/15/11(a)(e)                           105,000       107,888
-----------------------------------------------------------------------
  Sr. Sec. Sub. Notes, 9.38%, 09/01/09(a)         181,300       192,178
-----------------------------------------------------------------------
Alamosa (Delaware), Inc., Sr. Unsec. Gtd.
  Disc. Notes, 12.00%, 07/31/09(a)(f)             327,000       362,970
-----------------------------------------------------------------------
American Tower Corp., Sr. Unsec. Global
  Notes, 7.13%, 10/15/12(a)                       340,000       359,550
-----------------------------------------------------------------------
Centennial Cellular Operating Co./Centennial
  Communications Corp., Sr. Unsec. Gtd.
  Global Notes, 10.13%, 06/15/13(a)               430,000       486,975
-----------------------------------------------------------------------
Dobson Communications Corp., Sr. Global
  Notes, 8.88%, 10/01/13(a)                       285,000       262,200
-----------------------------------------------------------------------
Innova S. de R.L. (Mexico), Unsec. Global
  Notes, 9.38%, 09/19/13(a)                       560,000       634,200
-----------------------------------------------------------------------
iPCS, Inc., Sr. Unsec. Global Notes, 11.50%,
  05/01/12(a)                                     145,000       163,488
-----------------------------------------------------------------------

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES-(CONTINUED)

Nextel Communications, Inc., Sr. Unsec.
  Notes, 5.95%, 03/15/14(a)                    $  330,000   $   344,438
-----------------------------------------------------------------------
Nextel Partners, Inc., Sr. Global Notes,
  8.13%, 07/01/11(a)                              250,000       273,125
-----------------------------------------------------------------------
Rogers Wireless Communications, Inc.
  (Canada), Sr. Sec. Global Notes, 7.25%,
  12/15/12(a)                                     175,000       189,438
-----------------------------------------------------------------------
Rural Cellular Corp., Sr. Unsec. Global
  Notes, 9.88%, 02/01/10(a)                       260,000       269,750
-----------------------------------------------------------------------
SBA Communications Corp., Sr. Unsec. Global
  Notes, 8.50%, 12/01/12(a)                       140,000       151,900
-----------------------------------------------------------------------
SBA Telecommunications Inc./SBA
  Communications Corp., Sr. Unsec. Disc.
  Global Notes, 9.75%, 12/15/11(a)(f)             544,000       501,840
-----------------------------------------------------------------------
UbiquiTel Operating Co., Sr. Notes, 9.88%,
  03/01/11 (Acquired 09/29/04; Cost
  $72,450)(a)(b)                                   70,000        76,475
-----------------------------------------------------------------------
US Unwired Inc.
  Series B, Sr. Sec. First Priority Floating
  Rate Global Notes, 7.66%, 06/15/10(a)(e)        210,000       217,350
-----------------------------------------------------------------------
  Series B, Sr. Sec. Second Priority Global
  Notes, 10.00%, 06/15/12(a)                       65,000        72,475
-----------------------------------------------------------------------
Western Wireless Corp., Sr. Unsec. Global
  Notes, 9.25%, 07/15/13(a)                       175,000       200,813
=======================================================================
                                                              4,867,053
=======================================================================
    Total Bonds & Notes (Cost $65,247,596)                   67,236,224
=======================================================================

                                                 SHARES
COMMON STOCKS & OTHER EQUITY INTERESTS-2.44%

BROADCASTING & CABLE TV-0.67%

ONO Finance PLC (United Kingdom)-Wts.,
  expiring 05/31/09(h)                                550             0
-----------------------------------------------------------------------
Telewest Global, Inc.(i)                           21,941       499,822
-----------------------------------------------------------------------
XM Satellite Radio Inc.,-Wts., expiring
  03/15/10(h)                                         230        13,800
=======================================================================
                                                                513,622
=======================================================================

CONSTRUCTION MATERIALS-0.00%

Dayton Superior-Wts., expiring 06/15/09
  (Acquired 08/07/00; Cost $0)(a)(b)(h)               220             0
=======================================================================

GENERAL MERCHANDISE STORES-0.00%

Travelcenters of America Inc.-Wts., expiring
  05/01/09(a)(h)                                      400           530
=======================================================================

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS-0.78%

AES Trust VII-$3.00 Conv. Pfd                      12,190       591,215
=======================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.00%

McLeodUSA Inc.-Wts., expiring 04/16/07(h)           8,399            42
-----------------------------------------------------------------------
NTELOS Inc.-Wts., expiring 08/15/10
  (Acquired 07/21-00-11/15/00; Cost
  $9,735)(b)(j)(k)                                  1,050             0
=======================================================================
                                                                     42
=======================================================================

                            AIM V.I. HIGH YIELD FUND

                                                              MARKET
                                                 SHARES        VALUE
-----------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES-0.99%

Alamosa Holdings, Inc.-Series B, $18.75 Conv.
  Pfd.(a)                                             349   $   369,071
-----------------------------------------------------------------------
American Tower Corp.-Wts., expiring 08/01/08
  (Acquired 01/22/03-04/29/03; Cost
  $46,375)(a)(b)(h)                                   735       217,744
-----------------------------------------------------------------------
Horizon PCS, Inc.-Class A(i)                        1,984        50,592
-----------------------------------------------------------------------
iPCS, Inc.(i)                                       3,704       119,454
=======================================================================
                                                                756,861
=======================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $1,263,819)                             1,862,270
=======================================================================

                                               PRINCIPAL
                                                 AMOUNT
BUNDLED SECURITIES-1.02%

Targeted Return Index Securities Trust-Series
  HY 2004-I, Sec. Bonds, 8.21%, 08/01/05
  (Acquired 02/16/05; Cost $804,407) (Cost
  $802,790)(a)(b)                              $  738,353       781,228
=======================================================================

-----------------------------------------------------------------------
                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE

                                                              MARKET
                                                 SHARES        VALUE
-----------------------------------------------------------------------
MONEY MARKET FUNDS-4.28%

Liquid Assets Portfolio-Institutional
  Class(l)                                      1,632,176     1,632,176
-----------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(l)     1,632,176     1,632,176
=======================================================================
    Total Money Market Funds (Cost
      $3,264,352)                                             3,264,352
=======================================================================
TOTAL INVESTMENTS-95.83% (Cost $70,578,557)                  73,144,074
=======================================================================
OTHER ASSETS LESS LIABILITIES-4.17%                           3,184,549
=======================================================================
NET ASSETS-100.00%                                          $76,328,623
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

Conv.   - Convertible
Ctfs.   - Certificates
Deb.    - Debentures
Disc.   - Discounted
Gtd.    - Guaranteed
PIK     - Payment In Kind
Pfd.    - Preferred
Sec.    - Secured
Sr.     - Senior
Sub.    - Subordinated
Unsec.  - Unsecured
Unsub.  - Unsubordinated
Wts.    - Warrants

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at June 30, 2005 was $68,539,472, which represented 93.70% of the Fund's Total Investments. See Note 1A.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at June 30, 2005 was $10,852,523, which represented 14.22% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) Defaulted security. Adelphia Communications Corp. has filed for protection under Chapter 11 of the U.S. Bankruptcy Code. Pegasus Communications Corp. and Mirant Americas Generation, LLC are in default with respect to interest payments. The aggregate market value of these securities at June 30, 2005 was $1,218,587, which represented 1.67% of the Fund's Total Investments.
(d) Interest rate is redetermined semi-annually. Rate shown is the rate in effect on June 30, 2005.
(e) Interest rate is redetermined quarterly. Rate shown is the rate in effect on June 30, 2005.
(f) Discounted note at issue. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(g) Interest rate is redetermined monthly. Rate shown is the rate in effect on June 30, 2005.
(h) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(i) Non-income producing security.
(j) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The market value of this security at June 30, 2005 represented 0.00% of the Fund's Total Investments. See Note 1A.
(k) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities. The market value of this security considered illiquid at June 30, 2005 represented 0.00% of the Fund's Net Assets.
(l) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying notes which are an integral part of the financial statements.
                            AIM V.I. HIGH YIELD FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005
(Unaudited)

ASSETS:

Investments, at market value (cost $67,314,205)  $ 69,879,722
-------------------------------------------------------------
Investments in affiliated money market funds
  (cost $3,264,352)                                 3,264,352
=============================================================
    Total investments (cost $70,578,557)           73,144,074
=============================================================
Receivables for:
  Investments sold                                    722,931
-------------------------------------------------------------
  Fund shares sold                                  1,017,468
-------------------------------------------------------------
  Dividends and interest                            1,374,041
-------------------------------------------------------------
  Investments matured (Note 8)                        742,275
-------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                 33,366
-------------------------------------------------------------
Other assets                                            8,176
=============================================================
    Total assets                                   77,042,331
_____________________________________________________________
=============================================================

LIABILITIES:

Payables for:
  Investments purchased                               549,370
-------------------------------------------------------------
  Fund shares reacquired                               14,586
-------------------------------------------------------------
  Trustee deferred compensation and retirement
    plans                                              36,142
-------------------------------------------------------------
Accrued administrative services fees                   90,121
-------------------------------------------------------------
Accrued distribution fees -- Series II                    526
-------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                                116
-------------------------------------------------------------
Accrued transfer agent fees                             1,007
-------------------------------------------------------------
Accrued operating expenses                             21,840
=============================================================
    Total liabilities                                 713,708
=============================================================
Net assets applicable to shares outstanding      $ 76,328,623
_____________________________________________________________
=============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                    $102,428,496
-------------------------------------------------------------
Undistributed net investment income                 7,774,221
-------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                           (36,439,611)
-------------------------------------------------------------
Unrealized appreciation of investment
  securities                                        2,565,517
=============================================================
                                                 $ 76,328,623
_____________________________________________________________
=============================================================

NET ASSETS:

Series I                                         $ 74,725,299
_____________________________________________________________
=============================================================
Series II                                        $  1,603,324
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Series I                                           11,431,529
_____________________________________________________________
=============================================================
Series II                                             246,346
_____________________________________________________________
=============================================================
Series I:
  Net asset value per share                      $       6.54
_____________________________________________________________
=============================================================
Series II:
  Net asset value per share                      $       6.51
_____________________________________________________________
=============================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 2005
(Unaudited)

INVESTMENT INCOME:

Interest                                          $ 3,028,263
-------------------------------------------------------------
Dividends                                              33,097
-------------------------------------------------------------
Dividends from affiliated money market funds           46,829
=============================================================
    Total investment income                         3,108,189
=============================================================

EXPENSES:

Advisory fees                                         255,722
-------------------------------------------------------------
Administrative services fees                          121,154
-------------------------------------------------------------
Custodian fees                                         15,546
-------------------------------------------------------------
Distribution fees -- Series II                          1,519
-------------------------------------------------------------
Interest                                                4,550
-------------------------------------------------------------
Transfer agent fees                                     9,571
-------------------------------------------------------------
Trustees' and officer's fees and benefits               7,813
-------------------------------------------------------------
Professional services fees                             30,411
-------------------------------------------------------------
Other                                                  26,336
=============================================================
    Total expenses                                    472,622
=============================================================
Less: Fees waived                                     (37,659)
-------------------------------------------------------------
    Net expenses                                      434,963
=============================================================
Net investment income                               2,673,226
=============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES:

Net realized gain from investment securities
  (includes gains from securities sold to
  affiliates of $131,412)                           2,139,547
-------------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of investment securities          (3,653,509)
-------------------------------------------------------------
Net gain (loss) from investment securities         (1,513,962)
=============================================================
Net increase in net assets resulting from
  operations                                      $ 1,159,264
_____________________________________________________________
=============================================================

See accompanying notes which are an integral part of the financial statements.
                            AIM V.I. HIGH YIELD FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2005 and the year ended December 31, 2004 (Unaudited)

                                                                JUNE 30,      DECEMBER 31,
                                                                  2005            2004
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  2,673,226    $ 5,091,281
------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                   2,139,547      2,133,221
------------------------------------------------------------------------------------------
  Net increase from payments by affiliates                              --        181,288
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                       (3,653,509)     1,307,985
==========================================================================================
    Net increase in net assets resulting from operations         1,159,264      8,713,775
==========================================================================================
Distributions to shareholders from net investment income:
  Series I                                                              --     (2,776,287)
------------------------------------------------------------------------------------------
  Series II                                                             --        (29,451)
==========================================================================================
  Decrease in net assets resulting from distributions                   --     (2,805,738)
==========================================================================================
Share transactions-net:
  Series I                                                     (23,007,584)    53,510,274
------------------------------------------------------------------------------------------
  Series II                                                        503,629       (263,138)
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (22,503,955)    53,247,136
==========================================================================================
    Net increase (decrease) in net assets                      (21,344,691)    59,155,173
==========================================================================================

NET ASSETS:

  Beginning of period                                           97,673,314     38,518,141
==========================================================================================
  End of period (including undistributed net investment
    income of $7,774,221 and $5,100,995, respectively)        $ 76,328,623    $97,673,314
__________________________________________________________________________________________
==========================================================================================

See accompanying notes which are an integral part of the financial statements.
                            AIM V.I. HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. High Yield Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty-eight separate portfolios. The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products"). Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve a high level of current income. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair

                            AIM V.I. HIGH YIELD FUND
     value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. LOWER-RATED SECURITIES -- The Fund may invest 80% of its net assets in lower-quality debt securities, i.e., "junk bonds". Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors claims.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $200 million                                            0.625%
--------------------------------------------------------------------
Next $300 million                                             0.55%
--------------------------------------------------------------------
Next $500 million                                             0.50%
--------------------------------------------------------------------
Over $1 billion                                               0.45%
____________________________________________________________________
====================================================================

                            AIM V.I. HIGH YIELD FUND

    Effective July 1, 2005, AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding item (i) through (vi) discussed below) of Series I shares to 0.95% and Series II shares to 1.20% of average daily net assets, through June 30, 2006. Prior to July 1, 2005, AIM had contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below and Rule 12b-1 plan fees) of each Series to 1.05% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. AIM did not waive fees and/or reimburse expenses during the period under this expense limitation.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended June 30, 2005, AIM waived fees of $37,064.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2005, AMVESCAP's expense reimbursement was less than $100.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses; financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2005, AIM was paid $24,795 for accounting and fund administrative services and reimbursed $96,359 for services provided by insurance companies.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. For the six months ended June 30, 2005, the Fund paid AISI $9,571.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. Through June 30, 2005, ADI had contractually agreed to reimburse the Fund's Rule 12b-1 distribution plan fees to the extent necessary to limit total annual fund operating expenses (excluding items (i) through (vi) discussed above) of Series II shares to 1.20% of average daily net assets. Pursuant to the Plan, for the six months ended June 30, 2005, the Series II shares paid $924 after ADI waived Plan fees of $595.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the SEC and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2005.

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               12/31/04          AT COST          FROM SALES       (DEPRECIATION)      06/30/05        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $3,812,208       $14,015,046       $(16,195,078)         $   --         $1,632,176       $23,195       $   --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            3,812,208        14,015,046        (16,195,078)             --          1,632,176        23,634           --
==================================================================================================================================
  Total           $7,624,416       $28,030,092       $(32,390,156)         $   --         $3,264,352       $46,829       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

                            AIM V.I. HIGH YIELD FUND

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS


The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, during the six months ended June 30, 2005, the Fund engaged in securities purchases of $623,457 and sales of $2,813,026, which resulted in net realized gains of $131,412.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS


"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee of the Fund who is not an "interested person" of the AIM Funds. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.


    In addition to the above, "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to the Senior Officer of the AIM Funds.


    During the six months ended June 30, 2005, the Fund paid legal fees of $2,145 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS


Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. During the six months ended June 30, 2005, the interfund average borrowings for the 21 days the borrowings were outstanding, was $2,966,921 with a weighted average interest rate of 2.67% and interest expense of $4,550.


    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan. The Fund did not borrow under the facility during the six months ended June 30, 2005.


    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7--TAX INFORMATION


The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.


    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of December 31, 2004 to utilizing $29,929,243 of capital loss carryforward in the fiscal year ended December 31, 2005.


    The Fund had a capital loss carryforward as of December 31, 2004 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
December 31, 2008                                                $ 8,748,094
-----------------------------------------------------------------------------
December 31, 2009                                                 16,522,906
-----------------------------------------------------------------------------
December 31, 2010                                                 13,151,783
=============================================================================
Total capital loss carryforward                                  $38,422,783
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.
                            AIM V.I. HIGH YIELD FUND

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2005 was $22,941,540 and $40,457,029, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

    Receivable for investments matured represents the estimated proceeds to the Fund by Adelphia Communications Corp., which is in default with respect to the principal payments on $135,000 par value, Series B Senior Unsecured Notes, 9.25%, which was due October 1, 2002 and $600,000 par value, Senior Unsecured Notes, 9.50%, which was due March 1, 2005. This estimate was determined in accordance with the fair valuation procedures authorized by the Board of Trustees. Unrealized appreciation (depreciation) at June 30, 2005 was $(46,494).

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $ 3,739,447
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (1,315,971)
===============================================================================
Net unrealized appreciation of investment securities               $ 2,423,476
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $70,720,598.

NOTE 9--SHARE INFORMATION


                                           CHANGES IN SHARES OUTSTANDING(a)
----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                    JUNE 30, 2005               DECEMBER 31, 2004
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                     6,444,023    $ 41,779,421     5,704,960    $ 34,991,504
----------------------------------------------------------------------------------------------------------------------
  Series II                                                      217,402       1,390,649       124,654         756,371
======================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                            --              --       431,771       2,776,287
----------------------------------------------------------------------------------------------------------------------
  Series II                                                           --              --         4,595          29,451
======================================================================================================================
Issued in connection with acquisitions:(b)
  Series I                                                            --              --     8,775,266      53,609,175
======================================================================================================================
Reacquired:
  Series I                                                    (9,985,640)    (64,787,005)   (6,180,602)    (37,866,692)
----------------------------------------------------------------------------------------------------------------------
  Series II                                                     (137,768)       (887,020)     (172,631)     (1,048,960)
======================================================================================================================
                                                              (3,461,983)   $(22,503,955)    8,688,013    $ 53,247,136
______________________________________________________________________________________________________________________
======================================================================================================================

(a) There are six entities that are the record owners of more than 5% of the outstanding shares of the Fund and in aggregate they own 76% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with those entities, whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related in the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all of any portion of the shares owned of record by these shareholders are also owned beneficially.
(b) As of the opening of business on April 30, 2004, the Fund acquired all of the net assets of INVESCO VIF-High Yield Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on December 9, 2003 and INVESCO VIF-High Yield shareholders on April 2, 2004. The acquisition was accomplished by a tax-free exchange of 8,775,266 shares of the Fund for 7,477,946 shares of INVESCO VIF-High Yield Fund outstanding as of the close of business on April 29, 2004. INVESCO VIF-High Yield Fund's net assets at that date of $53,609,175, including $2,226,098 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $39,413,181.

                            AIM V.I. HIGH YIELD FUND

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                     SERIES I
                                                 --------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                   ENDED                              YEAR ENDED DECEMBER 31,
                                                  JUNE 30,        ---------------------------------------------------------------
                                                    2005           2004          2003          2002          2001          2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  6.45         $  5.97       $  5.00       $  5.31       $  6.35       $  9.02
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                              0.21(a)         0.42(a)       0.49(a)       0.51(a)       0.70(b)       0.91
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                        (0.12)           0.23          0.91         (0.82)        (1.01)        (2.64)
---------------------------------------------------------------------------------------------------------------------------------
  Net increase from payments by affiliates             --            0.02            --            --            --            --
=================================================================================================================================
    Total from investment operations                 0.09            0.67          1.40         (0.31)        (0.31)        (1.73)
=================================================================================================================================
Less dividends from net investment income              --           (0.19)        (0.43)           --         (0.73)        (0.94)
=================================================================================================================================
Net asset value, end of period                    $  6.54         $  6.45       $  5.97       $  5.00       $  5.31       $  6.35
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                      1.40%          11.25%(d)     28.04%        (5.84)%       (4.85)%      (19.14)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $74,725         $96,602       $37,267       $24,984       $28,799       $26,151
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                                   1.06%(e)        1.04%         1.20%         1.30%         1.21%         1.13%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                   1.15%(e)        1.04%         1.20%         1.30%         1.29%         1.19%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                             6.54%(e)        6.79%         8.54%        10.20%        11.39%(b)     11.44%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                             30%            131%          101%           74%           64%           72%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.71 and the ratio of net investment income to average net assets would have been 11.44%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(d) Total return is after reimbursement by the advisor for the economic loss on security rights that expired with value in error. Total return before reimbursement by the advisor was 10.90%.
(e) Ratios are annualized and based on average daily net assets of $81,283,975.
(f) Not annualized for periods less than one year.

                            AIM V.I. HIGH YIELD FUND

                                                                                      SERIES II
                                                              ---------------------------------------------------------
                                                                                                         MARCH 26, 2002
                                                              SIX MONTHS           YEAR ENDED             (DATE SALES
                                                                ENDED             DECEMBER 31,           COMMENCED) TO
                                                               JUNE 30,        -------------------        DECEMBER 31,
                                                                 2005           2004         2003             2002
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 6.43         $ 5.95       $ 4.99           $ 5.27
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.20(a)        0.41(a)      0.49(a)          0.38(a)
-----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.12)          0.24         0.90            (0.66)
-----------------------------------------------------------------------------------------------------------------------
  Net increase from payments by affiliates                          --           0.01           --               --
=======================================================================================================================
    Total from investment operations                              0.08           0.66         1.39            (0.28)
=======================================================================================================================
Less dividends from net investment income                           --          (0.18)       (0.43)              --
=======================================================================================================================
Net asset value, end of period                                  $ 6.51         $ 6.43       $ 5.95           $ 4.99
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return(b)                                                   1.24%         11.14%(c)    27.89%           (5.31)%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $1,603         $1,072       $1,251           $  142
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.21%(d)       1.24%        1.45%            1.45%(e)
-----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.40%(d)       1.29%        1.45%            1.55%(e)
=======================================================================================================================
Ratio of net investment income to average net assets              6.39%(d)       6.59%        8.29%           10.05%(e)
_______________________________________________________________________________________________________________________
=======================================================================================================================
Portfolio turnover rate(f)                                          30%           131%         101%              74%
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c) Total return is after reimbursement by the advisor for the economic loss on security rights that expired with value in error. Total return before reimbursement by the advisor was 10.90%.
(d) Ratios are annualized and based on average daily net assets of $1,225,168.
(e) Annualized.
(f) Not annualized for periods less than one year.

NOTE 11--CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS

On December 1, 2004, the Audit Committee (the "Audit Committee") of the Board of Trustees (the "Board") of the Trust appointed PricewaterhouseCoopers LLP ("PWC") as the independent registered public accounting firm of the Fund for the fiscal year ending December 31, 2005. Such appointment was ratified and approved by the Independent Trustees of the Board. Tait, Weller & Baker ("TAIT") was the Fund's independent registered public accounting firm for the prior reporting period. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds with December 31 year ends. On May 5, 2005, the Trust obtained a formal resignation from TAIT as the independent registered public accounting firm of the Fund.

  TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction would have caused TAIT to make reference to that matter in connection with such reports.

NOTE 12--SUBSEQUENT EVENT

A significant shareholder of the Fund has filed an application for an SEC substitution order and notified AIM of their intent to substitute their investment selection in the Fund with another fund. It is anticipated that this substitution will occur in September 2005 and will result in a significant redemption of Fund shares. The market value of the accounts anticipated to be redeemed were 21% of the Fund's net assets as of June 30, 2005. To the extent that the redemption occurs, AIM currently intends to settle the transaction with a pro rata redemption-in-kind.

                            AIM V.I. HIGH YIELD FUND

NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) is being created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI agreed to create a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

  - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution,

                            AIM V.I. HIGH YIELD FUND
injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

                            AIM V.I. HIGH YIELD FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President                                     Suite 100
James T. Bunch                                                                  Houston, TX 77046-1173
Bruce L. Crockett                 Mark H. Williamson
Chair                             Executive Vice President                      INVESTMENT ADVISOR
Albert R. Dowden                                                                A I M Advisors, Inc.
Edward K. Dunn Jr.                Lisa O. Brinkley                              11 Greenway Plaza
Jack M. Fields                    Senior Vice President and Chief Compliance    Suite 100
Carl Frischling                   Officer                                       Houston, TX 77046-1173
Robert H. Graham
Gerald J. Lewis                   Russell C. Burk                               TRANSFER AGENT
Prema Mathai-Davis                Senior Vice President (Senior Officer)        AIM Investment Services, Inc.
Lewis F. Pennock                                                                P.O. Box 4739
Ruth H. Quigley                   Kevin M. Carome                               Houston, TX 77210-4739
Larry Soll                        Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President and Treasurer                  Boston, MA 02110-2801
                                  Robert G. Alley
                                  Vice President
                                  J. Philip Ferguson
                                  Vice President
                                  Mark D. Greenberg
                                  Vice President
                                  William R. Keithler
                                  Vice President
                                  Karen Dunn Kelley
                                  Vice President

                                                                                COUNSEL TO THE FUND
                                                                                Foley & Lardner LLP
                                                                                3000 K N.W., Suite 500
                                                                                Washington, D.C. 20007-5111

                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                                                                Kramer, Levin, Naftalis & Frankel LLP
                                                                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714

                                                                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

                            AIM V.I. HIGH YIELD FUND

                                              AIM V.I. INTERNATIONAL GROWTH FUND
                               Semiannual Report to Shareholders o June 30, 2005


                                     AIM V.I. International Growth Fund seeks to
                                            provide long-term growth of capital.


UNLESS OTHERWISE STATED, INFORMATION PRESENTED IN THIS REPORT IS AS OF JUNE 30, 2005, AND IS BASED ON TOTAL NET ASSETS.


================================================================================

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or 1-800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-7452 and 33-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 1-800-410-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2005, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS AND VARIABLE PRODUCT PROSPECTUS, WHICH CONTAIN MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ EACH CAREFULLY BEFORE INVESTING.

================================================================================


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--


NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIM V.I. INTERNATIONAL GROWTH FUND


MANAGEMENT'S DISCUSSION                                                                   posts disappointing earnings
OF FUND PERFORMANCE
                                                                                          o a stock's price seems overvalued
======================================================================================
                                                                                          o a more attractive opportunity is
PERFORMANCE SUMMARY                          =========================================    presented
                                             FUND VS. INDEXES
Despite a strong U.S. dollar, which                                                       MARKET CONDITIONS AND YOUR FUND
produced a currency headwind for the         TOTAL RETURNS, 12/31/04-6/30/05,
FUND, we were pleased to provide             EXCLUDING VARIABLE PRODUCT ISSUER            International markets rallied through the
shareholders with positive returns for       CHARGES. IF VARIABLE PRODUCT ISSUER          first half of 2005--some posting
the first six months of 2005. In             CHARGES WERE INCLUDED, RETURNS WOULD BE      double-digit returns--when calculated in
addition, the Fund outperformed its          LOWER.                                       LOCAL currency (euros, yen, etc.) terms.
benchmarks for the reporting period. We                                                   However, a strong U.S. dollar, driven by
attribute the Fund's higher return to        Series I Shares                     0.86%    interest rate hikes and the rejection of
several factors including strong stock                                                    the European Union (EU) constitution in
selection and our exposure to stocks in      Series II Shares                    0.82     France and the Netherlands, diminished
Canada and Latin America, countries/                                                      some of those gains for U.S.-based
regions not represented in our broad         MSCI Europe, Australasia and the             investors.
market or style-specific benchmarks.         Far East Index (the MSCI EAFE Index)
                                             (Broad Market Index)               -1.17        As mentioned earlier, we do not hedge
                                                                                          currencies. We buy stocks in local
                                             MSCI EAFE Growth Index                       currency (euros, yen, etc.) then translate
                                             (Style-specific Index)             -1.72     that value back into the Fund in U.S.
                                                                                          dollars. Weaker foreign currencies--the
                                             Lipper International                         euro and yen lost approximately 10% and
                                             Multi-Cap Growth Fund Index                  7%, respectively, to the U.S. dollar
                                             (Peer Group Index)                  0.06     during the reporting period--proved a drag
                                                                                          on Fund performance. Despite this, we are
                                             SOURCE: LIPPER, INC.                         pleased to provide shareholders with
                                             =========================================    modest gains--a testament, we believe, to
                                                                                          our strategy of focusing on the strength
======================================================================================    of companies, not macroeconomic trends.

HOW WE INVEST                                companies, rather than sector or country        We believe there is often a disconnect
                                             trends. Our goal is a well-diversified,      between macroeconomic events and micro
We believe earnings drive stock prices       reasonably priced, quality portfolio. We     (stock) returns. To illustrate, despite
and that companies generating                adhere to our investment process             slow economic growth in France, many of
substantial, repeatable, above average       regardless of the macroeconomic              our French holdings contributed strongly
earnings growth should provide long-term     environment.                                 to Fund performance, including VINCI.
growth of capital.
                                                We do not hedge currencies because we        One of the world's largest
   Therefore, when selecting stocks for      believe currency exposure increases the      construction and concession companies,
your Fund, we look for large- and mid-cap    diversification benefit of international     Vinci appreciated more than 30% during
foreign companies with the following         investing.                                   the first half of 2005 amid growth in the
attributes:                                                                               construction industry within
                                                We seek to minimize stock-specific
o accelerating earnings and revenues         risk by building a diversified portfolio
                                             with companies that have high earnings
o strong cash flow generation (dividends,    quality and reasonable valuations.
share buybacks)
                                                We consider selling a stock if:

o high return on invested capital            o a company's fundamentals deteriorate or
                                             it
o reasonable prices with low valuations

   We focus on strengths of individual

=========================================    =========================================    =========================================

TOP 5 COUNTRIES*                             PORTFOLIO COMPOSITION                        TOP 10 EQUITY HOLDINGS*

1. Japan                            15.0%    By sector                                     1. Total S.A. (France)              2.1%

2. United Kingdom                   13.6      1. Financials                      18.3%     2. Eni S.p.A. (Italy)               2.0

3. France                           11.9      2. Consumer Discretionary          16.8      3. Vinci S.A. (France)              2.0

4. Canada                            6.8      3. Industrials                     11.3      4. Infosys Technologies Ltd.
                                                                                              (India)                          1.9
5. Switzerland                       6.5      4. Consumer Staples                10.3
                                                                                           5. Imperial Tobacco Group PLC
TOTAL NET ASSETS          $390.3 MILLION      5. Information Technology           9.2         (United Kingdom)                 1.8

TOTAL NUMBER OF HOLDINGS*           113       6. Energy                           8.0      6. Anglo Irish Bank Corp. PLC
                                                                                              (Ireland)                        1.8
The Fund's holdings are subject to            7. Materials                        6.8
change, and there is no assurance that                                                     7. Tesco PLC (United Kingdom)       1.7
the Fund will continue to hold any            8. Health Care                      6.7
particular security.                                                                       8. Syngenta A.G. (Switzerland)      1.7
                                              9. Telecommunication Services       4.9
*Excluding money market fund holdings.                                                     9. BNP Paribas S.A. (France)        1.5
                                             10. Utilities                        1.2
                                                                                          10. UBS A.G. (Switzerland)           1.5
                                                 Money Market Funds Plus Other
                                                 Assets Less Liabilities          6.5

=========================================    =========================================    =========================================

AIM V.I. INTERNATIONAL GROWTH FUND


France. The company, which recently             While foreign currency depreciation                      CLAS G. OLSSON, senior
reported strong earnings growth, is also     remained the primary drag on performance         [OLSSON    portfolio manager and head
involved with road construction and          during the reporting period, individual           PHOTO]    of AIM's International
concessions (such as toll ways and           pockets of weakness were also experienced                   Investment Management
parking garages). Vinci is a good fit        at the stock level.                                         Unit, is lead manager of
with our investment strategy as it is                                                     AIM V.I. International Growth Fund with
highly cash generative and we believe it        British retailer, NEXT PLC--one of our    respect to the Fund's investments in
will participate in further road             best investments over the last few           Europe and Canada. Mr. Olsson joined AIM
privatization and consolidation in           years--declined due to slower retail         in 1994. Mr. Olsson became a commissioned
Europe.                                      growth in the U.K. as consumers responded    naval officer at the Royal Swedish Naval
                                             to a number of rate hikes by the Bank of     Academy in 1988. He also received a
         ... strong returns from             England last year. The company's historic    B.B.A. from The University of Texas at
         our holdings in Canada,             five year growth rate of 25% slowed to       Austin.
            Brazil and Mexico--              high single digits this year. Although
         countries which are not             analyst consensus earnings estimates have                   BARRETT K. SIDES, senior
         part of the Fund's MSCI             not changed and valuations remain                [SIDES     portfolio manager, is lead
            EAFE benchmarks--                attractive, we have trimmed our exposure         PHOTO]     manager of AIM V.I.
         provided the Fund with              due to subdued growth prospects. We                         International Growth Fund
           a competitive edge.               believe, however, that Next is one of the                   with respect to the Fund's
                                             highest quality companies in Europe and      investments in Asia Pacific and Latin
   Although European stocks constitute       therefore continue to own the stock.         America. He joined AIM in 1990. Mr. Sides
the largest regional allocation in the                                                    graduated with a B.S. in economics from
Fund, we have less exposure to this             Japanese automaker TOYOTA lost            Bucknell University. He also received a
region than our style-specific benchmark.    momentum earlier this year. We continued     master's in international business from
Our underweight position is not              to own the stock, however, as the company    the University of St. Thomas.
indicative of our lack of faith in the       reported increased profits for the fiscal
region. Rather, we continue to find          year and an increase in its dividend.                       SHUXIN CAO, Chartered
attractive opportunities in other            Amid slowing exports and higher oil               [CAO      Financial Analyst,
countries.                                   prices, Japanese stocks--approximately           PHOTO]     portfolio manager,is
                                             half of the Fund's Asian assets as of                       manager of AIM V.I.
   For example, strong returns from our      June 30, 2005--proved a drag on Fund                        International Growth Fund.
holdings in Canada, Brazil and Mexico--      performance.                                 He joined AIM in 1997. Mr. Cao graduated
countries which are not part of the                                                       from Tianjin Foreign Language Institute
Fund's MSCI EAFE benchmarks-- provided       IN CLOSING                                   with a B.A. in English. He also received
the Fund with a competitive edge. Higher                                                  an M.B.A. from Texas A&M University and
commodity prices helped boost economies      Given strong cash inflows into               is a Certified Public Accountant.
and stock markets in these countries.        international funds in 2005, investors
                                             are recognizing the merits of the asset                     MATTHEW W. DENNIS,
   On a sector basis, industrial,            class and its diversification benefits.          [DENNIS    Chartered Financial
consumer staple and energy stocks            Foreign equities can offer an attractive          PHOTO]    Analyst, portfolio
contributed the most to Fund performance.    alternative to U.S. stocks: lower                           manager, is manager of AIM
Our willingness to move into companies in    valuations and often higher dividend                        V.I. International Growth
countries outside our benchmark was          yields. Despite the currency headwind        Fund. He has been in the investment
particularly relevant in the energy          thus far in 2005, we are pleased to          business since 1994. Mr. Dennis received
sector. Three of our strongest energy        provide shareholders with positive Fund      a B.A. in economics from The University
holdings were Canadian companies,            returns for the reporting period. We         of Texas at Austin. He also earned an
including:                                   thank you for your continued investment      M.S. in finance from Texas A&M
                                             in AIM V.I. International Growth Fund.       University.
o Canadian Natural Resources Ltd.
                                             The views and opinions expressed in                         JASON T. HOLZER, Chartered
o Suncor Energy, Inc.                        management's discussion of Fund                  [HOLZER    Financial Analyst, senior
                                             performance are those of AI M Advisors,           PHOTO]    portfolio manager, is
o EnCana Corp.                               Inc. These views and opinions are subject                   portfolio manager of AIM
                                             to change at any time based on factors                      V.I. International Growth
   Given record-high energy prices, these    such as market and economic conditions.      Fund. Mr. Holzer joined AIM in 1996. He
oil and natural gas companies appreciated    These views and opinions may not be          received a B.A. in quantitative economics
significantly during the reporting           relied upon as investment advice or          and an M.S. in engineering-economic
period, enabling the Fund to outperform      recommendations, or as an offer for a        systems from Stanford University.
the energy sector return of the MSCI EAFE    particular security. The information is
Growth Index.                                not a complete analysis of every aspect      Assisted by Asia Pacific/Latin America
                                             of any market, country, industry,            Team and Europe/Canada Team
                                             security or the Fund. Statements of fact
                                             are from sources considered reliable, but              [RIGHT ARROW GRAPHIC]
                                             AI M Advisors, Inc. makes no
                                             representation or warranty as to their       FOR A DISCUSSION OF RISKS OF INVESTING IN
                                             completeness or accuracy. Although           YOUR FUND, INDEXES USED IN THIS REPORT
                                             historical performance is no guarantee of    AND YOUR FUND'S LONG-TERM PERFORMANCE,
                                             future results, these insights may help      PLEASE TURN THE PAGE.
                                             you understand our investment management
                                             philosophy.

AIM V.I. INTERNATIONAL GROWTH FUND


YOUR FUND'S LONG-TERM PERFORMANCE


========================================

AVERAGE ANNUAL TOTAL RETURNS                 shares invest in the same portfolio of       the Fund and are not intended to reflect
As of 6/30/05                                securities and will have substantially       actual variable product values. They do
                                             similar performance, except to the           not reflect sales charges, expenses and
SERIES I SHARES                              extent that expenses borne by each class     fees assessed in connection with a
Inception (5/5/93)                 7.52%     differ.                                      variable product. Sales charges,
10 Years                           6.66                                                   expenses and fees, which are determined
5 Years                           -2.99         The performance data quoted represent     by the variable product issuers, will
1 Year                            17.73      past performance and cannot guarantee        vary and will lower the total return.
                                             comparable future results; current
SERIES II SHARES                             performance may be lower or higher.             Per NASD requirements, the most
10 Years                           6.39%     Please contact your variable product         recent month-end performance data at the
5 Years                           -3.23      issuer or financial advisor for the most     Fund level, excluding variable product
1 Year                            17.50      recent month-end variable product            charges, is available on this AIM
                                             performance. Performance figures reflect     automated information line,
========================================     Fund expenses, reinvested distributions      866-702-4402. As mentioned above, for
                                             and changes in net asset value.              the most recent month-end performance
Returns since the inception date of          Investment return and principal value        including variable product charges,
Series II shares are historical. All         will fluctuate so that you may have a        please contact your variable product
other returns are the blended returns of     gain or loss when you sell shares.           issuer or financial advisor.
the historical performance of Series II
shares since their inception and the            AIM V.I. International Growth Fund, a
restated historical performance of           series portfolio of AIM Variable
Series I shares (for periods prior to        Insurance Funds, is currently offered
inception of Series II shares) adjusted      through insurance companies issuing
to reflect the higher Rule 12b-1 fees        variable products. You cannot purchase
applicable to Series II shares. The          shares of the Fund directly. Performance
inception date of Series II shares is        figures given represent
September 19, 2001. Series I and Series
II


PRINCIPAL RISKS OF INVESTING IN THE FUND     Index, which represents the performance      OTHER INFORMATION
                                             of foreign stocks tracked by Morgan
International investing presents certain     Stanley Capital International. The           The returns shown in management's
risks not associated with investing          Growth portion measures performance of       discussion of Fund performance are based
solely in the United States. These           companies with higher price/earnings         on net asset values calculated for
include risks relating to fluctuations       ratios and higher forecasted growth          shareholder transactions. Generally
in the value of the U.S. dollar relative     values.                                      accepted accounting principles require
to the values of other currencies, the                                                    adjustments to be made to the net assets
custody arrangements made for the Fund's        The unmanaged LIPPER INTERNATIONAL        of the Fund at period end for financial
foreign holdings, differences in             MULTI-CAP GROWTH FUND INDEX represents       reporting purposes, and as such, the net
accounting, political risks and the          an average of multi-cap international        asset values for shareholder
lesser degree of public information          growth funds tracked by Lipper, Inc., an     transactions and the returns based on
required to be provided by non-U.S.          independent mutual fund performance          those net asset values may differ from
companies.                                   monitor, and is considered                   the net asset values and returns
                                             representative of international stocks.      reported in the Financial Highlights.
  Investing in emerging markets involves                                                  Additionally, the returns and net asset
greater risk and potential reward than          The Fund is not managed to track the      values shown throughout this report are
investing in more established markets.       performance of any particular index,         at the Fund level only and do not
                                             including the indexes defined here, and      include variable product issuer charges.
ABOUT INDEXES USED IN THIS REPORT            consequently, the performance of the         If such charges were included, the total
                                             Fund may deviate significantly from the      returns would be lower.
The unmanaged MSCI Europe, Australasia       performance of the indexes.
and the Far East Index (the MSCI EAFE                                                        Industry classifications used in this
--Registered Trademark-- Index) is a            A direct investment cannot be made in     report are generally according to the
group of foreign securities tracked by      an index. Unless otherwise indicated,        Global Industry Classification Standard,
Morgan Stanley Capital International.       index results include reinvested             which was developed by and is the
                                            dividends, and they do not reflect sales     exclusive property and a service mark of
  The unmanaged MSCI Europe, Australasia    charges. Performance of an index of          Morgan Stanley Capital International
and the Far East Growth Index (the MSCI     funds reflects fund expenses;                Inc. and Standard & Poor's.
EAFE--Registered Trademark-- Growth         performance of a market index does not.
Index) is a subset of the unmanaged MSCI
EAFE

AIM V.I. INTERNATIONAL GROWTH FUND


CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE                                      You may use the information in this             The hypothetical account values and
                                             table, together with the amount you          expenses may not be used to estimate the
As a shareholder of the Fund, you incur      invested, to estimate the expenses that      actual ending account balance or
ongoing costs, including management          you paid over the period. Simply divide      expenses you paid for the period. You
fees, distribution and/or service fees       your account value by $1,000 (for            may use this information to compare the
(12b-1); and other Fund expenses. This       example, an $8,600 account value divided     ongoing costs of investing in the Fund
example is intended to help you              by $1,000 = 8.6), then multiply the          and other funds. To do so, compare this
understand your ongoing costs (in            result by the number in the table under      5% hypothetical example with the 5%
dollars) of investing in the Fund and to     the heading entitled "Actual Expenses        hypothetical examples that appear in the
compare these costs with ongoing costs       Paid During Period" to estimate the          shareholder reports of the other funds.
of investing in other mutual funds. The      expenses you paid on your account during
example is based on an investment of         this period.                                    Please note that the expenses shown
$1,000 invested at the beginning of the                                                   in the table are meant to highlight your
period and held for the entire period        HYPOTHETICAL EXAMPLE FOR COMPARISON          ongoing costs. Therefore, the
January 1, 2005, through June 30, 2005.      PURPOSES                                     hypothetical information is useful in
                                                                                          comparing ongoing costs, and will not
   The actual and hypothetical expenses      The table below also provides                help you determine the relative total
in the examples below do not represent       information about hypothetical account       costs of owning different funds.
the effect of any fees or other expenses     values and hypothetical expenses based
assessed in connection with a variable       on the Fund's actual expense ratio and
product; if they did, the expenses shown     an assumed rate of return of 5% per year
would be higher while the ending account     before expenses, which is not the Fund's
values shown would be lower.                 actual return. The Fund's actual
                                             cumulative total returns at net asset
ACTUAL EXPENSES                              value after expenses for the six months
                                             ended June 30, 2005, appear in the table
The table below provides information         "Fund vs. Indexes" on the first page of
about actual account values and actual       management's discussion of Fund
expenses.                                    performance.

====================================================================================================================================

                                                           ACTUAL                                  HYPOTHETICAL
                                                                                       (5% ANNUAL RETURN BEFORE EXPENSES)

                 BEGINNING ACCOUNT     ENDING ACCOUNT              EXPENSES        ENDING ACCOUNT                    EXPENSES
 SHARE                VALUE                VALUE                  PAID DURING          VALUE                       PAID DURING
 CLASS              (1/1/05)            (6/30/05)(1)               PERIOD(2)         (6/30/05)                        PERIOD(2)
Series I           $1,000.00             $1,008.60                  $5.48            $1,019.34                        $5.51
Series II           1,000.00              1,008.20                   6.72             1,018.10                         6.76

(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2005, through June 30,
    2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended June 30, 2005, appear in the table "Fund vs. Indexes" on the first page of management's discussion of Fund performance.

(2) Expenses are equal to the Fund's annualized expense ratio (1.10% and 1.35% for Series I and Series II shares, respectively)
    multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

====================================================================================================================================

AIM V.I. INTERNATIONAL GROWTH FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM Variable        o The quality of services to be provided     o Fees relative to those of clients of
Insurance Funds (the "Board") oversees       by AIM. The Board reviewed the               AIM with comparable investment
the management of AIM V.I. International     credentials and experience of the            strategies. The Board reviewed the
Growth Fund (the "Fund") and, as             officers and employees of AIM who will       advisory fee rate for the Fund under the
required by law, determines annually         provide investment advisory services to      Advisory Agreement. The Board noted that
whether to approve the continuance of        the Fund. In reviewing the                   this rate (i) was lower than the
the Fund's advisory agreement with AI M      qualifications of AIM to provide             advisory fee rates for a mutual fund
Advisors, Inc. ("AIM"). Based upon the       investment advisory services, the Board      advised by AIM with investment
recommendation of the Investments            reviewed the qualifications of AIM's         strategies comparable to those of the
Committee of the Board, which is             investment personnel and considered such     Fund; and (ii) was higher than the
comprised solely of independent              issues as AIM's portfolio and product        advisory fee rates for nine separately
trustees, at a meeting held on June 30,      review process, various back office          managed wrap accounts managed by an AIM
2005, the Board, including all of the        support functions provided by AIM and        affiliate with investment strategies
independent trustees, approved the           AIM's equity and fixed income trading        comparable to those of the Fund. The
continuance of the advisory agreement        operation. Based on the review of these      Board noted that AIM has agreed to waive
(the "Advisory Agreement") between the       and other factors, the Board concluded       advisory fees of the Fund and to limit
Fund and AIM for another year, effective     that the quality of services to be           the Fund's total operating expenses, as
July 1, 2005.                                provided by AIM was appropriate and that     discussed below. Based on this review,
                                             AIM currently is providing satisfactory      the Board concluded that the advisory
     The Board considered the factors        services in accordance with the terms of     fee rate for the Fund under the Advisory
discussed below in evaluating the            the Advisory Agreement.                      Agreement was fair and reasonable.
fairness and reasonableness of the
Advisory Agreement at the meeting on         o The performance of the Fund relative       o Fees relative to those of comparable
June 30, 2005 and as part of the Board's     to comparable funds. The Board reviewed      funds with other advisors. The Board
ongoing oversight of the Fund. In their      the performance of the Fund during the       reviewed the advisory fee rate for the
deliberations, the Board and the             past one, three and five calendar years      Fund under the Advisory Agreement. The
independent trustees did not identify        against the performance of funds advised     Board compared effective contractual
any particular factor that was               by other advisors with investment            advisory fee rates at a common asset
controlling, and each trustee attributed     strategies comparable to those of the        level and noted that the Fund's rate was
different weights to the various             Fund. The Board noted that the Fund's        above the median rate of the funds
factors.                                     performance for the one, three and five      advised by other advisors with
                                             year periods was above the median            investment strategies comparable to
     One of the responsibilities of the      performance of such comparable funds.        those of the Fund that the Board
Senior Officer of the Fund, who is           Based on this review, the Board              reviewed. The Board noted that AIM has
independent of AIM and AIM's affiliates,     concluded that no changes should be made     agreed to waive advisory fees of the
is to manage the process by which the        to the Fund and that it was not              Fund and to limit the Fund's total
Fund's proposed management fees are          necessary to change the Fund's portfolio     operating expenses, as discussed below.
negotiated to ensure that they are           management team at this time.                Based on this review, the Board
negotiated in a manner which is at arm's                                                  concluded that the advisory fee rate for
length and reasonable. To that end, the      o The performance of the Fund relative       the Fund under the Advisory Agreement
Senior Officer must either supervise a       to indices. The Board reviewed the           was fair and reasonable.
competitive bidding process or prepare       performance of the Fund during the past
an independent written evaluation. The       one, three and five calendar years           o Expense limitations and fee waivers.
Senior Officer has recommended an            against the performance of the Lipper        The Board noted that AIM has
independent written evaluation in lieu       International Multi-Cap Growth Fund          contractually agreed to waive advisory
of a competitive bidding process and,        Index. The Board noted that the Fund's       fees of the Fund through June 30, 2006
upon the direction of the Board, has         performance was above the performance of     to the extent necessary so that the
prepared such an independent written         such Index for the one and three year        advisory fees payable by the Fund do not
evaluation. Such written evaluation also     periods and below the Index performance      exceed a specified maximum advisory fee
considered certain of the factors            for the five year period. Based on this      rate, which maximum rate includes
discussed below. In addition, as             review, the Board concluded that no          breakpoints and is based on net asset
discussed below, the Senior Officer made     changes should be made to the Fund and       levels. The Board considered the
certain recommendations to the Board in      that it was not necessary to change the      contractual nature of this fee waiver
connection with such written evaluation.     Fund's portfolio management team at this     and noted that it remains in effect
                                             time.                                        until June 30, 2006. The Board noted
     The discussion below serves as a                                                     that AIM has contractually agreed to
summary of the Senior Officer's              o Meeting with the Fund's portfolio          waive fees and/or limit expenses of the
independent written evaluation and           managers and investment personnel. With      Fund through April 30, 2006 in an amount
recommendations to the Board in              respect to the Fund, the Board is            necessary to limit total annual
connection therewith, as well as a           meeting periodically with such Fund's        operating expenses to a specified
discussion of the material factors and       portfolio managers and/or other              percentage of average daily net assets
the conclusions with respect thereto         investment personnel and believes that       for each class of the Fund. The Board
that formed the basis for the Board's        such individuals are competent and able      considered the contractual nature of
approval of the Advisory Agreement.          to continue to carry out their               this fee waiver/expense limitation and
After consideration of all of the            responsibilities under the Advisory          noted that it remains in effect until
factors below and based on its informed      Agreement.                                   April 30, 2006. The Board considered the
business judgment, the Board determined                                                   effect these fee waivers/expense
that the Advisory Agreement is in the        o Overall performance of AIM. The Board      limitations would have on the Fund's
best interests of the Fund and its           considered the overall performance of        estimated expenses and concluded that
shareholders and that the compensation       AIM in providing investment advisory and     the levels of fee waivers/expense
to AIM under the Advisory Agreement is       portfolio administrative services to the     limitations for the Fund were fair and
fair and reasonable and would have been      Fund and concluded that such performance     reasonable.
obtained through arm's length                was satisfactory.
negotiations.                                                                                                          (continued)

o The nature and extent of the advisory
services to be provided by AIM. The
Board reviewed the services to be
provided by AIM under the Advisory
Agreement. Based on such review, the
Board concluded that the range of
services to be provided by AIM under the Advisory Agreement was appropriate and that AIM currently is providing services in accordance with the terms of the Advisory Agreement.

AIM V.I. INTERNATIONAL GROWTH FUND

o Breakpoints and economies of scale.        o Independent written evaluation and         o Historical relationship between the
The Board reviewed the structure of the      recommendations of the Fund's Senior         Fund and AIM. In determining whether to
Fund's advisory fee under the Advisory       Officer. The Board noted that, upon          continue the Advisory Agreement for the
Agreement, noting that it includes one       their direction, the Senior Officer of       Fund, the Board also considered the
breakpoint. The Board reviewed the level     the Fund had prepared an independent         prior relationship between AIM and the
of the Fund's advisory fees, and noted       written evaluation in order to assist        Fund, as well as the Board's knowledge
that such fees, as a percentage of the       the Board in determining the                 of AIM's operations, and concluded that
Fund's net assets, have decreased as net     reasonableness of the proposed               it was beneficial to maintain the
assets increased because the Advisory        management fees of the AIM Funds,            current relationship, in part, because
Agreement includes a breakpoint. The         including the Fund. The Board noted that     of such knowledge. The Board also
Board noted that AIM has contractually       the Senior Officer's written evaluation      reviewed the general nature of the
agreed to waive advisory fees of the         had been relied upon by the Board in this    non-investment advisory services
Fund through June 30, 2006 to the extent     regard in lieu of a competitive bidding      currently performed by AIM and its
necessary so that the advisory fees          process. In determining whether to           affiliates, such as administrative,
payable by the Fund do not exceed a          continue the Advisory Agreement for the      transfer agency and distribution
specified maximum advisory fee rate,         Fund, the Board considered the Senior        services, and the fees received by AIM
which maximum rate includes breakpoints      Officer's written evaluation and the         and its affiliates for performing such
and is based on net asset levels. The        recommendation made by the Senior            services. In addition to reviewing such
Board concluded that the Fund's fee          Officer to the Board that the Board          services, the trustees also considered
levels under the Advisory Agreement          consider implementing a process to           the organizational structure employed by
therefore reflect economies of scale and     assist them in more closely monitoring       AIM and its affiliates to provide those
that it was not necessary to change the      the performance of the AIM Funds. The        services. Based on the review of these
advisory fee breakpoints in the Fund's       Board concluded that it would be             and other factors, the Board concluded
advisory fee schedule.                       advisable to implement such a process as     that AIM and its affiliates were
                                             soon as reasonably practicable.              qualified to continue to provide
o Investments in affiliated money market                                                  non-investment advisory services to the
funds. The Board also took into account      o Profitability of AIM and its               Fund, including administrative, transfer
the fact that uninvested cash and cash       affiliates. The Board reviewed               agency and distribution services, and
collateral from securities lending           information concerning the profitability     that AIM and its affiliates currently
arrangements (collectively, "cash            of AIM's (and its affiliates')               are providing satisfactory
balances") of the Fund may be invested       investment advisory and other activities     non-investment advisory services.
in money market funds advised by AIM         and its financial condition. The Board
pursuant to the terms of an SEC              considered the overall profitability of      o Other factors and current trends. In
exemptive order. The Board found that        AIM, as well as the profitability of AIM     determining whether to continue the
the Fund may realize certain benefits        in connection with managing the Fund.        Advisory Agreement for the Fund, the
upon investing cash balances in AIM          The Board noted that AIM's operations        Board considered the fact that AIM,
advised money market funds, including a      remain profitable, although increased        along with others in the mutual fund
higher net return, increased liquidity,      expenses in recent years have reduced        industry, is subject to regulatory
increased diversification or decreased       AIM's profitability. Based on the review     inquiries and litigation related to a
transaction costs. The Board also found      of the profitability of AIM's and its        wide range of issues. The Board also
that the Fund will not receive reduced       affiliates' investment advisory and other    considered the governance and compliance
services if it invests its cash balances     activities and its financial condition,      reforms being undertaken by AIM and its
in such money market funds. The Board        the Board concluded that the                 affiliates, including maintaining an
noted that, to the extent the Fund           compensation to be paid by the Fund to       internal controls committee and
invests in affiliated money market           AIM under its Advisory Agreement was not     retaining an independent compliance
funds, AIM has voluntarily agreed to         excessive.                                   consultant, and the fact that AIM has
waive a portion of the advisory fees it                                                   undertaken to cause the Fund to operate
receives from the Fund attributable to       o Benefits of soft dollars to AIM. The       in accordance with certain governance
such investment. The Board further           Board considered the benefits realized       policies and practices. The Board
determined that the proposed securities      by AIM as a result of brokerage              concluded that these actions indicated a
lending program and related procedures       transactions executed through "soft          good faith effort on the part of AIM to
with respect to the lending Fund is in       dollar" arrangements. Under these            adhere to the highest ethical standards,
the best interests of the lending Fund       arrangements, brokerage commissions paid     and determined that the current
and its respective shareholders. The         by the Fund and/or other funds advised       regulatory and litigation environment to
Board therefore concluded that the           by AIM are used to pay for research and      which AIM is subject should not prevent
investment of cash collateral received       execution services. This research is         the Board from continuing the Advisory
in connection with the securities            used by AIM in making investment             Agreement for the Fund.
lending program in the money market          decisions for the Fund. The Board
funds according to the procedures is in      concluded that such arrangements were
the best interests of the lending Fund       appropriate.
and its respective shareholders.
                                             o AIM's financial soundness in light of
                                             the Fund's needs. The Board considered
                                             whether AIM is financially sound and has
                                             the resources necessary to perform its
                                             obligations under the Advisory
                                             Agreement, and concluded that AIM has
                                             the financial resources necessary to
                                             fulfill its obligations under the
                                             Advisory Agreement.

SCHEDULE OF INVESTMENTS

June 30, 2005
(Unaudited)


                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-93.49%

AUSTRALIA-3.66%

BHP Billiton Ltd. (Diversified Metals &
  Mining)(a)                                      433,700   $  5,925,620
------------------------------------------------------------------------
Brambles Industries Ltd. (Diversified
  Commercial & Professional Services)(a)(b)       339,100      2,100,853
------------------------------------------------------------------------
Coca-Cola Amatil Ltd. (Soft Drinks)(a)(b)         337,100      2,022,319
------------------------------------------------------------------------
Promina Group Ltd. (Property & Casualty
  Insurance)(a)(b)                                523,900      1,871,569
------------------------------------------------------------------------
QBE Insurance Group Ltd. (Property & Casualty
  Insurance)(a)(b)                                194,100      2,361,661
========================================================================
                                                              14,282,022
========================================================================

BELGIUM-1.23%

KBC Group N.V. (Diversified Banks)(a)              60,985      4,810,722
========================================================================

BERMUDA-0.72%

Esprit Holdings Ltd. (Apparel Retail)(a)          391,500      2,823,113
========================================================================

BRAZIL-0.93%

Companhia de Bebidas das Americas-ADR
  (Brewers)                                        18,460        469,992
------------------------------------------------------------------------
Companhia de Bebidas das Americas-Pfd.-ADR
  (Brewers)                                       102,600      3,170,340
========================================================================
                                                               3,640,332
========================================================================

CANADA-6.76%

Canadian National Railway Co. (Railroads)          66,550      3,839,016
------------------------------------------------------------------------
Canadian Natural Resources Ltd. (Oil & Gas
  Exploration & Production)                        93,500      3,388,206
------------------------------------------------------------------------
EnCana Corp. (Oil & Gas Exploration &
  Production)                                      84,800      3,349,782
------------------------------------------------------------------------
Manulife Financial Corp. (Life & Health
  Insurance)                                      111,400      5,319,742
------------------------------------------------------------------------
Power Corp. of Canada (Other Diversified
  Financial Services)                              87,900      2,203,867
------------------------------------------------------------------------
Shoppers Drug Mart Corp. (Drug Retail)             77,400      2,684,758
------------------------------------------------------------------------
Shoppers Drug Mart Corp. (Drug Retail)(c)          25,000        867,170
------------------------------------------------------------------------
Suncor Energy, Inc. (Integrated Oil & Gas)        100,200      4,736,653
========================================================================
                                                              26,389,194
========================================================================

FRANCE-11.89%

BNP Paribas S.A. (Diversified Banks)(a)            87,890      6,003,104
------------------------------------------------------------------------
Bouygues S.A. (Wireless Telecommunication
  Services)(a)                                     89,300      3,691,707
------------------------------------------------------------------------
Lafarge S.A. (Construction Materials)(a)           24,824      2,256,449
------------------------------------------------------------------------
Pernod Ricard S.A. (Distillers &
  Vintners)(a)(b)                                  26,697      4,261,935
------------------------------------------------------------------------
Sanofi-Aventis (Pharmaceuticals)(a)                38,700      3,169,575
------------------------------------------------------------------------
Societe Generale (Diversified Banks)(a)            45,300      4,593,755
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

FRANCE-(CONTINUED)

Technip S.A. (Oil & Gas Equipment & Services)
  (Acquired 12/16/04-12/20/04; Cost
  $1,816,177)(a)(b)(d)                             40,800   $  1,892,965
------------------------------------------------------------------------
Total S.A. (Integrated Oil & Gas)(a)               35,405      8,284,965
------------------------------------------------------------------------
Veolia Environnement (Multi-Utilities)(a)          48,450      1,813,671
------------------------------------------------------------------------
Vinci S.A. (Construction & Engineering)(a)(b)      91,720      7,622,585
------------------------------------------------------------------------
Vivendi Universal S.A. (Movies &
  Entertainment)(a)                                90,100      2,823,703
========================================================================
                                                              46,414,414
========================================================================

GERMANY-4.93%

Adidas-Salomon A.G. (Apparel, Accessories &
  Luxury Goods)(a)                                 30,150      5,029,411
------------------------------------------------------------------------
Continental A.G. (Tires & Rubber)(a)               29,900      2,144,012
------------------------------------------------------------------------
Henkel KGaA-Pfd. (Household Products)(a)(b)        20,100      1,795,611
------------------------------------------------------------------------
MAN A.G. (Industrial Machinery)(a)(b)              43,000      1,777,584
------------------------------------------------------------------------
Merck KGaA (Pharmaceuticals)(a)                    28,000      2,223,695
------------------------------------------------------------------------
Porsche A.G.-Pfd. (Automobile
  Manufacturers)(a)(b)                              2,680      2,007,868
------------------------------------------------------------------------
Puma A.G. Rudolf Dassler Sport (Footwear)(a)       17,179      4,245,214
========================================================================
                                                              19,223,395
========================================================================

GREECE-1.94%

Alpha Bank A.E. (Diversified Banks)(a)             32,680        869,429
------------------------------------------------------------------------
EFG Eurobank Ergasias (Diversified Banks)(a)       61,300      1,885,853
------------------------------------------------------------------------
OPAP S.A. (Casinos & Gaming)(a)                   167,000      4,824,948
========================================================================
                                                               7,580,230
========================================================================

HONG KONG-1.99%

Cheung Kong (Holdings) Ltd. (Real Estate
  Management & Development)(a)                    294,000      2,851,558
------------------------------------------------------------------------
Hutchison Whampoa Ltd. (Industrial
  Conglomerates)(a)                               305,000      2,745,137
------------------------------------------------------------------------
Sun Hung Kai Properties Ltd. (Real Estate
  Management & Development)(a)                    222,000      2,183,483
========================================================================
                                                               7,780,178
========================================================================

HUNGARY-1.23%

OTP Bank Rt. (Diversified Banks)(a)               142,300      4,815,161
========================================================================

INDIA-2.49%

Housing Development Finance Corp. Ltd.
  (Thrifts & Mortgage Finance)(a)                 118,364      2,400,209
------------------------------------------------------------------------
Infosys Technologies Ltd. (IT Consulting &
  Other Services)(a)                              135,180      7,321,516
========================================================================
                                                               9,721,725
========================================================================

                       AIM V.I. INTERNATIONAL GROWTH FUND


                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

INDONESIA-0.01%

PT Lippo Bank Tbk (Diversified Banks)(a)(e)       228,137   $     27,474
========================================================================

IRELAND-2.67%

Anglo Irish Bank Corp. PLC (Diversified
  Banks)(a)                                       555,742      6,880,359
------------------------------------------------------------------------
CRH PLC (Construction Materials)(a)               134,630      3,540,159
========================================================================
                                                              10,420,518
========================================================================

ISRAEL-0.70%

Teva Pharmaceutical Industries Ltd.-ADR
  (Pharmaceuticals)(b)                             88,200      2,746,548
========================================================================

ITALY-3.64%

Banca Intesa S.p.A. (Diversified Banks)(a)        422,800      1,930,230
------------------------------------------------------------------------
Eni S.p.A. (Integrated Oil & Gas)(a)              301,300      7,742,112
------------------------------------------------------------------------
Mediaset S.p.A. (Broadcasting & Cable TV)(a)      383,900      4,515,312
========================================================================
                                                              14,187,654
========================================================================

JAPAN-15.00%

Astellas Pharma Inc. (Pharmaceuticals)(a)         124,000      4,223,358
------------------------------------------------------------------------
Canon Inc. (Office Electronics)(a)(b)              74,800      3,920,607
------------------------------------------------------------------------
Daiwa House Industry Co., Ltd.
  (Homebuilding)(a)                               211,000      2,403,987
------------------------------------------------------------------------
Fanuc Ltd. (Industrial Machinery)(a)               53,800      3,403,294
------------------------------------------------------------------------
Hoya Corp. (Electronic Equipment
  Manufacturers)(a)                                46,000      5,284,807
------------------------------------------------------------------------
JSR Corp. (Specialty Chemicals)(a)(b)             125,000      2,615,678
------------------------------------------------------------------------
Keyence Corp. (Electronic Equipment
  Manufacturers)(a)                                20,300      4,525,441
------------------------------------------------------------------------
Nidec Corp. (Electronic Equipment
  Manufacturers)(a)                                21,900      2,308,520
------------------------------------------------------------------------
Nissan Motor Co., Ltd. (Automobile
  Manufacturers)(a)                               187,100      1,849,678
------------------------------------------------------------------------
Nitto Denko Corp. (Specialty Chemicals)(a)(b)      49,400      2,814,743
------------------------------------------------------------------------
OMRON Corp. (Electronic Equipment
  Manufacturers)(a)                                82,800      1,819,945
------------------------------------------------------------------------
Orix Corp. (Consumer Finance)(a)                   16,100      2,404,049
------------------------------------------------------------------------
Sekisui Chemical Co., Ltd. (Homebuilding)(a)      435,000      2,981,659
------------------------------------------------------------------------
SMC Corp. (Industrial Machinery)(a)                16,900      1,832,185
------------------------------------------------------------------------
Suzuki Motor Corp. (Automobile
  Manufacturers)(a)                               104,800      1,641,386
------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd.
  (Pharmaceuticals)(a)                             90,200      4,460,193
------------------------------------------------------------------------
Toyota Motor Corp. (Automobile
  Manufacturers)(a)                               126,600      4,517,821
------------------------------------------------------------------------
Trend Micro Inc. (Application Software)(a)         62,300      2,210,742
------------------------------------------------------------------------
Yamaha Motor Co., Ltd. (Motorcycle
  Manufacturers)(a)                               181,500      3,318,685
========================================================================
                                                              58,536,778
========================================================================

MEXICO-2.37%

America Movil S.A. de C.V.-Series L-ADR
  (Wireless Telecommunication Services)            72,236      4,305,988
------------------------------------------------------------------------
Grupo Televisa S.A.-ADR (Broadcasting & Cable
  TV)                                              27,500      1,707,475
------------------------------------------------------------------------
Wal-Mart de Mexico S.A. de C.V.-Series V
  (Hypermarkets & Super Centers)                  799,300      3,253,039
========================================================================
                                                               9,266,502
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------


NETHERLANDS-1.89%

DSM N.V. (Specialty Chemicals)(a)                  39,000   $  2,666,225
------------------------------------------------------------------------
Royal Numico N.V. (Packaged Foods &
  Meats)(a)(e)                                     55,100      2,200,126
------------------------------------------------------------------------
TNT N.V. (Air Freight & Logistics)(a)              98,700      2,496,666
========================================================================
                                                               7,363,017
========================================================================

NORWAY-0.24%

Telenor A.S.A. (Integrated Telecommunication
  Services)(a)                                    117,600        935,152
========================================================================

SINGAPORE-2.22%

DBS Group Holdings Ltd. (Diversified
  Banks)(a)                                       212,000      1,793,652
------------------------------------------------------------------------
Keppel Corp. Ltd. (Industrial
  Conglomerates)(a)                               432,000      3,191,668
------------------------------------------------------------------------
Singapore Airlines Ltd. (Airlines)(a)             229,000      1,518,962
------------------------------------------------------------------------
United Overseas Bank Ltd. (Diversified
  Banks)(a)                                       253,001      2,127,721
------------------------------------------------------------------------
United Overseas Land Ltd. (Real Estate
  Management & Development)(a)                     25,300         34,160
========================================================================
                                                               8,666,163
========================================================================

SOUTH AFRICA-0.54%

Standard Bank Group Ltd. (Diversified
  Banks)(a)                                       216,281      2,094,356
========================================================================

SOUTH KOREA-0.80%

Samsung Electronics Co., Ltd.
  (Semiconductors)(a)                               6,560      3,106,786
========================================================================

SPAIN-2.70%

ACS, Actividades de Construccion y Servicios,
  S.A. (Construction & Engineering)(a)            112,000      3,128,744
------------------------------------------------------------------------
Grupo Ferrovial, S.A. (Construction &
  Engineering)(a)                                  45,100      2,902,063
------------------------------------------------------------------------
Industria de Diseno Textil, S.A. (Apparel
  Retail)(a)                                      111,075      2,854,274
------------------------------------------------------------------------
Telefonica, S.A. (Integrated
  Telecommunication Services)(a)                  101,400      1,654,271
========================================================================
                                                              10,539,352
========================================================================

SWEDEN-1.44%

Assa Abloy A.B.-Class B (Building
  Products)(a)(b)                                 112,850      1,448,113
------------------------------------------------------------------------
Volvo A.B.-Class B (Construction & Farm
  Machinery & Heavy Trucks)(a)                    103,080      4,184,619
========================================================================
                                                               5,632,732
========================================================================

SWITZERLAND-6.46%

Compagnie Financiere Richemont A.G.-Class A
  (Apparel, Accessories & Luxury Goods)(a)(f)     148,300      4,971,778
------------------------------------------------------------------------
Roche Holding A.G. (Pharmaceuticals)(a)            45,810      5,779,268
------------------------------------------------------------------------
Swatch Group A.G. (The)-Class B (Apparel,
  Accessories & Luxury Goods)(a)                   13,270      1,858,145
------------------------------------------------------------------------
Syngenta A.G. (Fertilizers & Agricultural
  Chemicals)(a)(e)                                 64,685      6,617,188
------------------------------------------------------------------------
UBS A.G. (Diversified Capital Markets)(a)          76,900      5,993,816
========================================================================
                                                              25,220,195
========================================================================

                       AIM V.I. INTERNATIONAL GROWTH FUND


                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

TAIWAN-1.41%

Hon Hai Precision Industry Co., Ltd.
  (Computer Storage & Peripherals)(a)             599,649   $  3,108,169
------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co.
  Ltd.-ADR (Semiconductors)                       260,339      2,374,292
========================================================================
                                                               5,482,461
========================================================================

THAILAND-0.01%

Siam Commercial Bank PCL (Diversified
  Banks)(a)                                        32,800         37,148
========================================================================

UNITED KINGDOM-13.62%

Aviva PLC (Multi-Line Insurance)(a)               342,783      3,806,206
------------------------------------------------------------------------
BP PLC (Integrated Oil & Gas)(a)                  181,800      1,890,667
------------------------------------------------------------------------
Capita Group PLC (Human Resource & Employment
  Services)(a)                                    276,000      1,814,717
------------------------------------------------------------------------
Enterprise Inns PLC (Restaurants)(a)              225,900      3,369,106
------------------------------------------------------------------------
GUS PLC (Catalog Retail)(a)                        50,900        800,825
------------------------------------------------------------------------
Imperial Tobacco Group PLC (Tobacco)(a)           261,720      7,033,152
------------------------------------------------------------------------
International Power PLC (Independent Power
  Producers & Energy Traders)(a)                  808,000      2,975,568
------------------------------------------------------------------------
Next PLC (Department Stores)(a)                   135,650      3,655,944
------------------------------------------------------------------------
O2 PLC (Wireless Telecommunication
  Services)(e)                                  1,568,900      3,829,985
------------------------------------------------------------------------
Reckitt Benckiser PLC (Household Products)(a)     189,870      5,577,441
------------------------------------------------------------------------
Royal Bank of Scotland Group PLC (Diversified
  Banks)(a)                                        75,490      2,272,921
------------------------------------------------------------------------
Shire Pharmaceuticals Group PLC
  (Pharmaceuticals)(a)                            329,100      3,593,578
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

UNITED KINGDOM-(CONTINUED)

Tesco PLC (Food Retail)(a)                      1,176,921   $  6,704,958
------------------------------------------------------------------------
Vodafone Group PLC (Wireless
  Telecommunication Services)(a)                1,855,760      4,511,840
------------------------------------------------------------------------
William Hill PLC (Casinos & Gaming)(a)            139,080      1,339,076
========================================================================
                                                              53,175,984
========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $263,339,687)                          364,919,306
========================================================================
MONEY MARKET FUNDS-6.06%

Liquid Assets Portfolio-Institutional
  Class(g)                                     11,817,722     11,817,722
------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(g)    11,817,722     11,817,722
========================================================================
    Total Money Market Funds (Cost
      $23,635,444)                                            23,635,444
========================================================================
TOTAL INVESTMENTS-99.55% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $286,975,131)                388,554,750
========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-6.09%

Liquid Assets Portfolio-Institutional
  Class(g)(h)                                  11,893,753     11,893,753
------------------------------------------------------------------------
STIC Prime Portfolio-Institutional
  Class(g)(h)                                  11,893,752     11,893,752
========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $23,787,505)                                      23,787,505
========================================================================
TOTAL INVESTMENTS-105.64% (Cost $310,762,636)                412,342,255
========================================================================
OTHER ASSETS LESS LIABILITIES-(5.64%)                        (22,026,039)
========================================================================
NET ASSETS-100.00%                                          $390,316,216
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR   - American Depositary Receipt
Pfd.  - Preferred

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at June 30, 2005 was $316,672,453, which represented 76.80% of the Fund's Total Investments. See
    Note 1A.
(b) All or a portion of this security has been pledged as collateral for securities lending transactions at June 30, 2005.
(c) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The market value of this security at June 30, 2005 represented 0.21% of the Fund's Total Investments. See Note 1A.
(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The market value of this security at June 30, 2005 represented 0.48% of the Fund's Net Assets. This security is not considered to be illiquid.
(e) Non-income producing security.
(f) Each unit represents one A bearer share in the company and one bearer share participation certificate in Richemont S.A.
(g) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(h) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 6.

See accompanying notes which are an integral part of the financial statements.
                       AIM V.I. INTERNATIONAL GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005
(Unaudited)

ASSETS:

Investments, at market value (cost
  $263,339,687)*                                 $364,919,306
-------------------------------------------------------------
Investments in affiliated money market funds
  (cost $47,422,949)                               47,422,949
=============================================================
    Total investments (cost $310,762,636)         412,342,255
=============================================================
Foreign currencies, at market value (cost
  $685,844)                                           707,683
-------------------------------------------------------------
Receivables for:
  Investments sold                                    846,648
-------------------------------------------------------------
  Fund shares sold                                    440,320
-------------------------------------------------------------
  Dividends                                           962,440
-------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                 48,145
-------------------------------------------------------------
Other assets                                            3,918
=============================================================
    Total assets                                  415,351,409
_____________________________________________________________
=============================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                              689,720
-------------------------------------------------------------
  Trustee deferred compensation and retirement
    plans                                              67,461
-------------------------------------------------------------
  Collateral upon return of securities loaned      23,787,505
-------------------------------------------------------------
Accrued administrative services fees                  405,851
-------------------------------------------------------------
Accrued distribution fees -- Series II                 18,468
-------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                                143
-------------------------------------------------------------
Accrued transfer agent fees                             1,711
-------------------------------------------------------------
Accrued operating expenses                             64,334
=============================================================
    Total liabilities                              25,035,193
=============================================================
Net assets applicable to shares outstanding      $390,316,216
_____________________________________________________________
=============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                    $353,832,778
-------------------------------------------------------------
Undistributed net investment income                 6,254,166
-------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign currencies    (71,360,783)
-------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies               101,590,055
=============================================================
                                                 $390,316,216
_____________________________________________________________
=============================================================

NET ASSETS:

Series I                                         $357,978,609
_____________________________________________________________
=============================================================
Series II                                        $ 32,337,607
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Series I                                           17,948,431
_____________________________________________________________
=============================================================
Series II                                           1,632,704
_____________________________________________________________
=============================================================
Series I:
  Net asset value per share                      $      19.94
_____________________________________________________________
=============================================================
Series II:
  Net asset value per share                      $      19.81
_____________________________________________________________
=============================================================

* At June 30, 2005, securities with an aggregate market value of $22,664,386 were on loan to brokers.
STATEMENT OF OPERATIONS

For the six months ended June 30, 2005
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $610,114)                                      $  5,337,478
-------------------------------------------------------------
Dividends from affiliated money market funds
  (includes securities lending income of
  $71,760 after compensation to counterparties
  of $285,595)                                        405,545
-------------------------------------------------------------
Interest                                                2,929
=============================================================
    Total investment income                         5,745,952
=============================================================

EXPENSES:

Advisory fees                                       1,370,786
-------------------------------------------------------------
Administrative services fees                          452,427
-------------------------------------------------------------
Custodian fees                                        171,112
-------------------------------------------------------------
Distribution fees -- Series II                         33,155
-------------------------------------------------------------
Transfer agent fees                                    16,646
-------------------------------------------------------------
Trustees' and officer's fees and benefits              11,540
-------------------------------------------------------------
Other                                                  31,297
=============================================================
    Total expenses                                  2,086,963
=============================================================
Less: Fees waived                                      (3,169)
=============================================================
    Net expenses                                    2,083,794
=============================================================
Net investment income                               3,662,158
=============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                            15,266,006
-------------------------------------------------------------
  Foreign currencies                                 (151,331)
=============================================================
                                                   15,114,675
=============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                           (15,305,084)
-------------------------------------------------------------
  Foreign currencies                                  (75,240)
=============================================================
                                                  (15,380,324)
=============================================================
Net gain (loss) from investment securities and
  foreign currencies                                 (265,649)
=============================================================
Net increase in net assets resulting from
  operations                                     $  3,396,509
_____________________________________________________________
=============================================================

See accompanying notes which are an integral part of the financial statements.
                       AIM V.I. INTERNATIONAL GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2005 and the year ended December 31, 2004 (Unaudited)

                                                                JUNE 30,      DECEMBER 31,
                                                                  2005            2004
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  3,662,158    $  2,817,044
------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                  15,114,675      21,621,475
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies               (15,380,324)     46,235,227
==========================================================================================
    Net increase in net assets resulting from operations         3,396,509      70,673,746
==========================================================================================
Distributions to shareholders from net investment income:
  Series I                                                              --      (2,025,065)
------------------------------------------------------------------------------------------
  Series II                                                             --         (98,282)
==========================================================================================
  Decrease in net assets resulting from distributions                   --      (2,123,347)
==========================================================================================
Share transactions-net:
  Series I                                                       8,218,226      (9,205,473)
------------------------------------------------------------------------------------------
  Series II                                                     10,599,606       7,105,347
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         18,817,832      (2,100,126)
==========================================================================================
    Net increase in net assets                                  22,214,341      66,450,273
==========================================================================================

NET ASSETS:

  Beginning of period                                          368,101,875     301,651,602
==========================================================================================
  End of period (including undistributed net investment
    income of $6,254,166 and $2,592,008, respectively)        $390,316,216    $368,101,875
__________________________________________________________________________________________
==========================================================================================

See accompanying notes which are an integral part of the financial statements.
                       AIM V.I. INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. International Growth Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty-eight separate portfolios. The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products"). Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide long-term growth of capital. Companies are listed in the Schedule of Investments based on the country in which they are organized.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair

                       AIM V.I. INTERNATIONAL GROWTH FUND
     value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                              RATE
---------------------------------------------------------------------
First $250 million                                              0.75%
---------------------------------------------------------------------
Over $250 million                                               0.70%
_____________________________________________________________________
=====================================================================


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets, through April 30, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described

                       AIM V.I. INTERNATIONAL GROWTH FUND
more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. AIM did not waive fees and/or reimburse expenses during the period under this expense limitation.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended June 30, 2005, AIM waived fees of $3,169.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2005, AMVESCAP's expense reimbursement was less than $100.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2005, AIM was paid $47,962 for accounting and fund administrative services and reimbursed $404,465 for services provided by insurance companies.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. For the six months ended June 30, 2005, the Fund paid AISI $16,646.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. Pursuant to the Plan, for the six months ended June 30, 2005, the Series II shares paid $33,155.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the SEC, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2005.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES        PROCEEDS FROM      APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               12/31/04          AT COST             SALES         (DEPRECIATION)      06/30/05        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $13,314,230      $26,212,391       $(27,708,899)         $   --         $11,817,722     $166,078       $   --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            13,314,230       26,212,391        (27,708,899)             --          11,817,722      167,707           --
==================================================================================================================================
  Subtotal        $26,628,460      $52,424,782       $(55,417,798)         $   --         $23,635,444     $333,785       $   --
==================================================================================================================================

                       AIM V.I. INTERNATIONAL GROWTH FUND

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES        PROCEEDS FROM      APPRECIATION      MARKET VALUE         DIVIDEND
FUND               12/31/04          AT COST             SALES         (DEPRECIATION)       06/30/05           INCOME*
--------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $18,094,922      $ 70,239,182      $ (76,440,351)        $   --           11,893,753         $ 35,634
--------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            18,094,922        69,371,217        (75,572,387)            --           11,893,752           36,126
==========================================================================================================================
  Subtotal        $36,189,844      $139,610,399      $(152,012,738)        $   --          $23,787,505         $ 71,760
==========================================================================================================================
  Total           $62,818,304      $192,035,181      $(207,430,536)        $   --          $47,422,949         $405,545
__________________________________________________________________________________________________________________________
==========================================================================================================================


                  REALIZED
FUND             GAIN (LOSS)
---------------
Liquid Assets
  Portfolio-
  Institutional
  Class            $   --
---------------
STIC Prime
  Portfolio-
  Institutional
  Class                --
===============
  Subtotal         $   --
===============
  Total            $   --
_______________
===============

* Net of compensation to counterparties.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee of the Fund who is not an "interested person" of the AIM Funds. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    In addition to the above, "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to the Senior Officer of the AIM Funds.

    During the six months ended June 30, 2005, the Fund paid legal fees of $2,652 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At June 30, 2005, securities with an aggregate value of $22,664,386 were on loan to brokers. The loans were secured by cash collateral of $23,787,505 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended June 30, 2005, the Fund received dividends on cash collateral of $71,760 for securities lending transactions, which are net of compensation to counterparties.

                       AIM V.I. INTERNATIONAL GROWTH FUND

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of December 31, 2004 to utilizing $84,243,401 of capital loss carryforward in the fiscal year ended December 31, 2005.

    The Fund had a capital loss carryforward as of December 31, 2004 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
December 31, 2005                                                $   507,757
-----------------------------------------------------------------------------
December 31, 2006                                                    963,221
-----------------------------------------------------------------------------
December 31, 2007                                                    431,410
-----------------------------------------------------------------------------
December 31, 2009                                                 37,414,973
-----------------------------------------------------------------------------
December 31, 2010                                                 45,889,261
=============================================================================
Total capital loss carryforward                                  $85,206,622
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2005 was $88,563,927 and $63,873,815, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $102,666,162
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (2,530,557)
==============================================================================
Net unrealized appreciation of investment securities             $100,135,605
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $312,206,650.

                       AIM V.I. INTERNATIONAL GROWTH FUND

NOTE 9--SHARE INFORMATION

                                         CHANGES IN SHARES OUTSTANDING (a)
--------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED                YEAR ENDED
                                                                    JUNE 30, 2005              DECEMBER 31, 2004
                                                              -------------------------    -------------------------
                                                                SHARES        AMOUNT         SHARES        AMOUNT
--------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                     4,525,479    $88,519,203     3,454,168    $59,721,271
--------------------------------------------------------------------------------------------------------------------
  Series II                                                      833,427     16,373,395       794,058     13,743,254
====================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                            --             --        99,666      1,901,625
--------------------------------------------------------------------------------------------------------------------
  Series II                                                           --             --         5,179         98,282
====================================================================================================================
Reacquired:
  Series I                                                    (4,111,294)   (80,300,977)   (4,143,506)   (70,828,369)
--------------------------------------------------------------------------------------------------------------------
  Series II                                                     (294,450)    (5,773,789)     (392,698)    (6,736,189)
====================================================================================================================
                                                                 953,162    $18,817,832      (183,133)   $(2,100,126)
____________________________________________________________________________________________________________________
====================================================================================================================

(a) There are five entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 55% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                  SERIES I
                                            -------------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED                                YEAR ENDED DECEMBER 31,
                                             JUNE 30,        --------------------------------------------------------------------
                                               2005            2004           2003           2002           2001           2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $  19.77        $  16.04       $  12.49       $  14.91       $  20.12       $  29.29
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                          0.19(a)         0.15(a)        0.09(a)        0.06(a)        0.08(a)        0.18
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                    (0.02)           3.70           3.54          (2.40)         (4.83)         (7.88)
=================================================================================================================================
    Total from investment operations             0.17            3.85           3.63          (2.34)         (4.75)         (7.70)
=================================================================================================================================
Less distributions:
  Dividends from net investment income             --           (0.12)         (0.08)         (0.08)         (0.05)         (0.06)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains            --              --             --             --          (0.41)         (1.41)
=================================================================================================================================
    Total distributions                            --           (0.12)         (0.08)         (0.08)         (0.46)         (1.47)
=================================================================================================================================
Net asset value, end of period               $  19.94        $  19.77       $  16.04       $  12.49       $  14.91       $  20.12
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                  0.86%          24.00%         29.06%        (15.67)%       (23.53)%       (26.40)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $357,979        $346,605       $290,680       $247,580       $347,528       $437,336
=================================================================================================================================
Ratio of expenses to average net assets          1.10%(c)        1.14%          1.10%          1.09%          1.05%          1.02%
=================================================================================================================================
Ratio of net investment income to average
  net assets                                     1.97%(c)        0.90%          0.69%          0.41%          0.46%          0.83%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                         18%             48%            79%            71%           109%            88%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c) Ratios are annualized and based on average daily net assets of $350,297,341.
(d) Not annualized for periods less than one year.

                       AIM V.I. INTERNATIONAL GROWTH FUND

                                                                                      SERIES II
                                                     ----------------------------------------------------------------------------
                                                                                                               SEPTEMBER 19, 2001
                                                     SIX MONTHS                                                   (DATE SALES
                                                       ENDED               YEAR ENDED DECEMBER 31,               COMMENCED) TO
                                                      JUNE 30,        ----------------------------------          DECEMBER 31,
                                                        2005           2004          2003          2002               2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $ 19.65         $ 15.97       $ 12.45       $14.90             $14.42
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                  0.17(a)         0.11(a)       0.06(a)      0.03(a)            0.01(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                     (0.01)           3.66          3.51        (2.40)              0.93
=================================================================================================================================
    Total from investment operations                     0.16            3.77          3.57        (2.37)              0.94
=================================================================================================================================
Less distributions:
  Dividends from net investment income                     --           (0.09)        (0.05)       (0.08)             (0.05)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                    --              --            --           --              (0.41)
=================================================================================================================================
    Total distributions                                    --           (0.09)        (0.05)       (0.08)             (0.46)
=================================================================================================================================
Net asset value, end of period                        $ 19.81         $ 19.65       $ 15.97       $12.45             $14.90
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                          0.82%          23.63%        28.68%      (15.89)%             6.63%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $32,338         $21,497       $10,972       $4,751             $  374
=================================================================================================================================
Ratio of expenses to average net assets                  1.35%(c)        1.39%         1.35%        1.31%(d)           1.30%(e)
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                 1.72%(c)        0.65%         0.44%        0.19%              0.22%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                 18%             48%           79%          71%               109%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c) Ratios are annualized and based on average daily net assets of $26,744,310.
(d) After fee waivers and/or reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.34% for the year ended December 31, 2002.
(e) Annualized.
(f) Not annualized for periods less than one year.

NOTE 11--CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS

On December 1, 2004, the Audit Committee (the "Audit Committee") of the Board of Trustees (the "Board") of the Trust appointed PricewaterhouseCoopers LLP ("PWC") as the independent registered public accounting firm of the Fund for the fiscal year ending December 31, 2005. Such appointment was ratified and approved by the Independent Trustees of the Board. Tait, Weller & Baker ("TAIT") was the Fund's independent registered public accounting firm for the prior reporting period. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds with December 31 year ends. On May 5, 2005, the Trust obtained a formal resignation from TAIT as the independent registered public accounting firm of the Fund.

  TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction would have caused TAIT to make reference to that matter in connection with such reports.

NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) is being created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and

                       AIM V.I. INTERNATIONAL GROWTH FUND

ADI agreed to create a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

  - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

                       AIM V.I. INTERNATIONAL GROWTH FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President                                     Suite 100
James T. Bunch                                                                  Houston, TX 77046-1173
Bruce L. Crockett                 Mark H. Williamson
Chair                             Executive Vice President                      INVESTMENT ADVISOR
Albert R. Dowden                                                                A I M Advisors, Inc.
Edward K. Dunn Jr.                Lisa O. Brinkley                              11 Greenway Plaza
Jack M. Fields                    Senior Vice President and Chief Compliance    Suite 100
Carl Frischling                   Officer                                       Houston, TX 77046-1173
Robert H. Graham
Gerald J. Lewis                   Russell C. Burk                               TRANSFER AGENT
Prema Mathai-Davis                Senior Vice President (Senior Officer)        AIM Investment Services, Inc.
Lewis F. Pennock                                                                P.O. Box 4739
Ruth H. Quigley                   Kevin M. Carome                               Houston, TX 77210-4739
Larry Soll                        Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President and Treasurer                  Boston, MA 02110-2801

                                  Robert G. Alley                               COUNSEL TO THE FUND
                                  Vice President                                Foley & Lardner LLP
                                                                                3000 K N.W., Suite 500
                                  J. Philip Ferguson                            Washington, D.C. 20007-5111
                                  Vice President
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                  Mark D. Greenberg                             Kramer, Levin, Naftalis & Frankel LLP
                                  Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
                                  William R. Keithler
                                  Vice President                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                  Karen Dunn Kelley                             11 Greenway Plaza
                                  Vice President                                Suite 100
                                                                                Houston, TX 77046-1173

                       AIM V.I. INTERNATIONAL GROWTH FUND

                                                  AIM V.I. LARGE CAP GROWTH FUND
                                Semiannual Report to Shareholders o June 30,2005

    AIM V.I. LARGE CAP GROWTH FUND seeks to provide long-term growth of capital.

UNLESS OTHERWISE STATED,INFORMATION PRESENTED IN THIS REPORT IS AS OF JUNE 30, 2005, AND IS BASED ON TOTAL NET ASSETS.

================================================================================

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site,sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or 1-800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-7452 and 33-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 1-800-410-4246 or on the AIM Web site,AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2005, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS AND VARIABLE PRODUCT PROSPECTUS, WHICH CONTAIN MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ EACH CAREFULLY BEFORE INVESTING.

================================================================================

[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                         --Registered Trademark--

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIM V.I. LARGE CAP GROWTH FUND

MANAGEMENT'S DISCUSSION                                                                    o valuation--compare a stock's price to
OF FUND PERFORMANCE                                                                        its cash flow and earnings measures

=====================================================================================      o risk assessment--avoid "high risk"
                                                                                           companies, as defined below
PERFORMANCE SUMMARY
                                             ========================================         Our fundamental analysis entails
For the six months ended June 30, 2005,                                                    examining financial statements to
AIM V.I. Large Cap Growth Fund delivered     FUND VS. INDEXES                              understand the drivers of earnings. Our
negative returns, performing generally in                                                  team meets with company management to
line with the S&P 500 Index in a             TOTAL RETURNS, 12/31/04-6/30/05,              evaluate proprietary products and the
difficult market--one that was               EXCLUDING VARIABLE PRODUCT ISSUER             quality of management. We also analyze
particularly difficult for large-cap         CHARGES. IF VARIABLE PRODUCT ISSUER           trends, growth rates and the competitive
growth stocks, such as the type in which     CHARGES WERE INCLUDED, RETURNS WOULD BE       landscape. We believe stocks that pass
the Fund invests. Nonetheless, the Fund      LOWER.                                        our quantitative and fundamental screens
fared somewhat better than its                                                             are less likely to underperform.
style-specific index,which also was          Series I Shares                    -1.10%
negative.                                                                                     We construct the portfolio using a
                                             Series II Shares                   -1.10      bottom-up strategy, focusing on stocks
   The Fund held up better than its                                                        rather than industries or sectors. While
style-specific index because the Fund        Standard & Poor's Composite Index             there are no formal sector guidelines or
had a larger percentage of its assets        of 500 Stocks (S&P 500 Index)                 constraints, internal controls and
invested in energy holdings than did the     (Broad Market Index)               -0.81      proprietary software help us monitor
index, and because the average return of                                                   risk levels and sector concentration.
the Fund's energy holdings exceeded that     Russell 1000 Growth Index
of the index. Also, as a group, the Fund's   (Style-specific Index)             -1.72         We employ an active, unemotional sell
health care                                                                                process designed to avoid "high risk"
                                             Lipper Large-Cap Growth Fund Index            situations that we believe lead to
                                             (Peer Group Index)                 -1.28      underperformance. Examples of "high
                                                                                           risk" situations include:
                                             SOURCE: LIPPER,INC.
                                                                                           o deteriorating business prospects
                                             ========================================
                                                                                           o extended valuations
                                             holdings significantly outperformed
                                             those of the style-specific index.            o unsustainable earnings growth

=====================================================================================      o weakened balance sheets

HOW WE INVEST                                growth that is not yet reflected in           o risks of earnings disappointments
                                             investor expectations or equity
We believe growth investors succeed when     valuations.                                   MARKET CONDITIONS AND YOUR FUND
the market underestimates the pace,
persistence and implications of positive        Our quantitative model ranks               The market rally that began in late 2004
change--new products, breakthrough           companies based on factors we have found      faded during the early months of 2005.
technologies, an upgraded management         to be highly correlated with                  During the first half of 2005, the
team. We believe such changes often lead     outperformance in the large-cap growth        market lost ground and then gained
to higher growth rates, cash flow and        universe, including:                          ground, finally closing not far from
profit margins. Our investment process                                                     where it began. The market's indecision
combines quantitative and fundamental        o earnings revisions--breadth and             was the result of record-high energy
analysis to uncover companies exhibiting     magnitude of positive earnings                prices and rising short-term interest
long-term, sustainable earnings and cash                                                   rates, among other
flow                                         o earnings sustainability and capital
                                             use--review a company's financial
                                             statements to determine the
                                             sustainability of growth and long-term
                                             profit potential

========================================     ========================================      ========================================

PORTFOLIO COMPOSITION                        TOP 10 EQUITY HOLDINGS*                       TOTAL NET ASSETS            $2.2 MILLION
                                                                                           TOTAL NUMBER OF HOLDINGS*             75
By sector                                     1. Dell Inc.                        4.5%
                                                                                           The Fund's holdings are subject to
Health Care                         26.3%     2. Johnson & Johnson                4.0      change, and there is no assurance that
                                                                                           the Fund will continue to hold any
Consumer Discretionary              21.0      3. UnitedHealth Group, Inc.         3.5      particular security.

Information Technology              17.6      4. Alcon, Inc. (Switzerland)        2.9      *Excluding U.S. government agency
                                                                                           securities
Financials                          10.7      5. Gillette Co. (The)               2.6

Energy                               7.9      6. Aetna Inc.                       2.6

Industrials                          7.8      7. Valero Energy Corp.              2.3

Consumer Staples                     6.0      8. HCA Inc.                         2.3

Materials                            1.9      9. Yum! Brands, Inc.                2.2

 U.S.Government Agency Securities            10. ConocoPhillips                   2.1
 Plus Other Assets Less Liabilities  0.8

========================================     ========================================      ========================================

AIM V.I. LARGE CAP GROWTH FUND

factors. In contrast with the stock          its benchmark indexes. Also, the Fund's       ings in the stock before the close of
market, U.S. gross domestic product, the     energy holdings, as a group, delivered        the reporting period because we were
broadest measure of the nation's overall     returns that exceeded the returns of the      uncertain about the company's ability to
economic activity, expanded strongly         indexes' energy holdings. We added to         sustain its earnings.
throughout the first half of 2005.           the Fund's energy holdings in recent
                                             months as we saw evidence that the            IN CLOSING
   For the reporting period, returns of      sector may be experiencing a period of
indexes representing small- and              sustained growth.                             Large-cap growth stocks seemed well
large-cap stocks were similar, returning                                                   positioned at the close of the reporting
less than 1%. Mid-cap stocks performed          Though the Fund was underweight in         period. In our view, several factors
significantly better, returning almost       information technology stocks relative        favored such stocks, including:
4% for the period. Value stocks              to its benchmark indexes, that sector
consistently outperformed growth stocks      was the most significant drag on Fund         o reasonable valuations, particularly
across all capitalization levels for the     performance for the reporting period.         relative to expected growth rates
six months ended June 30, 2005. The Fund     Information technology stocks as a group
invests the bulk of its assets in stocks     were weak during the reporting period,        o a moderately strong, growing economy
of large-cap growth companies, and that      and the Fund's holdings in the sector
strategy had a negative effect on            significantly underperformed those of         o significant cash reserves on many
performance for the reporting period.        its indexes. While some of this weakness      companies' balance sheets, which could
                                             was seasonal, much of it was due to the       lead to share buybacks, dividend
   Remember that in choosing stocks for      fact that companies generally remained        increases or strategic acquisitions
your Fund, we look for companies             hesitant to commit to major information
exhibiting long-term, sustainable            technology improvements until economic           We thank you for your continued
earnings and cash flow growth not yet        and industry trends became clearer.           investment in AIM V.I. Large Cap Growth
reflected in investor expectations or                                                      Fund.
equity valuations. We build the Fund's          Holdings that contributed to your
portfolio stock by stock and do not          Fund's performance included UNITEDHEALTH      The views and opinions expressed in
attempt to match its indexes' sector         GROUP and VALERO ENERGY.                      management's discussion of fund
weightings. However, sector performance                                                    performance are those of A I M Advisors,
is a part of the market conditions that      o Health benefit provider UnitedHealth        Inc. These views and opinions are
affect short-term performance of             Group has reported strong and consistent      subject to change at any time based on
individual stocks and your Fund, so it       earnings growth in recent years by            factors such as market and economic
can be helpful to recount some               raising premiums, adding new members and      conditions. These views and opinions may
generalizations about sector performance     holding down costs. Because we believe        not be relied upon as investment advice
during the reporting period.                 management can continue such trends, we       or recommendations, or as an offer for a
                                             held the stock.                               particular security. The information is
         We added to the Fund's                                                            not a complete analysis of every aspect
           energy holdings in                o VALERO has grown from one refinery in       of any market, country, industry,
           recent months as we               1997 to 15 today. It is a leading             security or the fund. Statements of fact
          saw evidence that the              refiner of grades of oil that are             are from sources considered reliable,
          sector may be experi-              heavier and higher in sulfur. These           but A I M Advisors, Inc. makes no
         encing a period of sus-             grades cost somewhat more to refine, but      representation or warranty as to their
             tained growth.                  cost much less to buy, giving Valero a        completeness or accuracy. Although
                                             cost advantage over its competitors.          historical performance is no guarantee
   Health care stocks as a group                                                           of future results, these insights may
performed relatively well in a generally        Stocks that hindered Fund performance      help you understand our investment
weak market. Investors favored health        included EBAY and HARMAN INTERNATIONAL.       management philosophy.
care stocks, many of which paid
dividends and were viewed as trading at      o eBay is the largest online market for                       GEOFFREY V. KEELING,
low valuations relative to the market as     the sale of goods and services by             [KEELING        Chartered Financial
a whole. Health care services and            consumers and small businesses.                PHOTO]         Analyst, senior
equipment stocks were the top performers     Investors reacted negatively to the                           portfolio manager, is
within the sector, while biotechnology       company's year-over-year U.S. earnings                        co-manager of AIM V.I.
stocks declined significantly during the     growth figures, announced in January,                         Large Cap Growth Fund.
period. Pharmaceutical stocks did well       which caused the stock to decline for         He joined AIM in 1995 and assumed his
in the second quarter.                       much of the reporting period. Because we      present responsibilities in 1999. Mr.
                                             had little confidence that the company's      Keeling received a B.B.A in finance from
   Record-high energy prices contributed     earnings would beat estimates, and            The University of Texas at Austin.
to strength throughout the energy sector     because we considered the stock to be
during the reporting period, and your        relatively expensively valued, we sold                        ROBERT L. SHOSS, senior
Fund benefited from being overweight in      eBay before the close of the reporting        [SHOSS          portfolio manager, is
the sector relative to                       period.                                       PHOTO]          co-manager of AIM V.I.
                                                                                                           Large Cap Growth Fund.
                                             o Harman International manufactures                           He joined AIM in 1995
                                             high-end audio equipment for consumers                        and assumed his present
                                             and professionals. The company's largest      responsibilities in 1999. Mr. Shoss
                                             markets are in automotive sound systems       received a B.A from The University of
                                             and vehicle dashboard systems. Both           Texas at Austin and an M.B.A. and a J.D.
                                             markets have become more competitive as       from the University of Houston.
                                             automotive manufacturers have become
                                             more price-sensitive. We sold our hold-       Assisted by the Large Cap Growth Team

                                                                                                   [RIGHT ARROW GRAPHIC]

                                                                                           For a discussion of risks of investing
                                                                                           in your fund, indexes used in this report
                                                                                           and your fund's long-term performance,
                                                                                           please turn the page.

AIM V.I. LARGE CAP GROWTH FUND

YOUR FUND'S LONG-TERM PERFORMANCE

========================================     your variable product issuer or               connection with a variable product.
AVERAGE ANNUAL TOTAL RETURNS                 financial advisor for the most recent         Sales charges, expenses and fees, which
                                             month-end variable product performance.       are determined by the variable product
As of 6/30/05                                Performance figures reflect Fund              issuers, will vary and will lower the
                                             expenses, reinvested distributions and        total return.
SERIES I SHARES                              changes in net asset value. Investment
Inception (8/29/03)                 9.30%    return and principal value will                  Per NASD requirements, the most
  1 Year                            2.79     fluctuate so that you may have a gain or      recent month-end performance data at the
                                             loss when you sell shares.                    Fund level, excluding variable product
SERIES II SHARES                                                                           charges, is available on this AIM
Inception (8/29/03)                 9.17%       AIM V.I. Large Cap Growth Fund, a          automated information line,
  1 Year                            2.70     series portfolio of AIM Variable              866-702-4402. As mentioned above, for
========================================     Insurance Funds, is currently offered         the most recent month-end performance
                                             through insurance companies issuing           including variable product charges,
Series I and Series II shares invest in      variable products. You cannot purchase        please contact your variable product
the same portfolio of securities and         shares of the Fund directly. Performance      issuer or financial advisor.
will have substantially similar              figures given represent the Fund and are
performance, except to the extent that       not intended to reflect actual variable          Had the advisor not waived fees
expenses borne by each class differ.         product values. They do not reflect           and/or reimbursed expenses, performance
                                             sales charges, expenses and fees              would have been lower.
   The performance data quoted represent     assessed in
past performance and cannot guarantee
comparable future results; current
performance may be lower or higher.
Please contact


PRINCIPAL RISKS OF INVESTING IN THE FUND     formance of the 30 largest                    OTHER INFORMATION
                                             large-capitalization growth funds
The Fund may invest a portion of its         tracked by Lipper, Inc., an independent       The returns shown in management's
assets in synthetic instruments, such as     mutual fund performance monitor.              discussion of Fund performance are based
warrants, futures, options, exchange                                                       on net asset values calculated for
traded funds and American Depositary            The unmanaged RUSSELL 1000                 shareholder transactions. Generally
Receipts, the value of which may not         --Registered Trademark-- GROWTH INDEX is      accepted accounting principles require
correlate perfectly with the overall         a subset of the unmanaged RUSSELL 1000        adjustments to be made to the net assets
securities market. Risks associated with     --Registered Trademark-- INDEX, which         of the Fund at period end for financial
synthetic instruments may include            represents the performance of the stocks      reporting purposes, and as such, the net
counter party risk and sensitivity to        of large-capitalization companies; the        asset values for shareholder
interest rate changes and market price       Growth subset measures the performance        transactions and the returns based on
fluctuations. See the prospectus for         of Russell 1000 companies with higher         those net asset values may differ from
more details.                                price/book ratios and higher forecasted       the net asset values and returns
                                             growth values.                                reported in the Financial Highlights.
   The Fund may invest up to 25% of its                                                    Additionally, the returns and net asset
assets in the securities of non-U.S.            The unmanaged Standard & Poor's            values shown throughout this report are
issuers. International investing             Composite Index of 500 Stocks (the S&P        at the Fund level only and do not
presents certain risks not associated        500--Registered Trademark-- INDEX) is         include variable product issuer charges.
with investing solely in the United          an index of common stocks frequently          If such charges were included, the total
States. These include risks relating to      used as a general measure of U.S. stock       returns would be lower.
fluctuations in the value of the U.S.        market performance.
dollar relative to the values of other                                                        Industry classifications used in this
currencies, the custody arrangements            The Fund is not managed to track the       report are generally according to the
made for the Fund's foreign holdings,        performance of any particular index,          Global Industry Classification Standard,
differences in accounting, political         including the indexes defined here, and       which was developed by and is the
risks and the lesser degree of public        consequently, the performance of the          exclusive property and a service mark of
information required to be provided by       Fund may deviate significantly from the       Morgan Stanley Capital International
non-U.S. companies.                          performance of the indexes.                   Inc. and Standard & Poor's.

ABOUT INDEXES USED IN THIS REPORT               A direct investment cannot be made in
                                             an index. Unless otherwise indicated,
The unmanaged LIPPER LARGE-CAP GROWTH        index results include reinvested
FUND INDEX represents an average of the      dividends, and they do not reflect sales
per-                                         charges. Performance of an index of
                                             funds reflects fund expenses;
                                             performance of a market index does not.

AIM V.I. LARGE CAP GROWTH FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      You may use the information in this              The hypothetical account values and
                                             table, together with the amount you           expenses may not be used to estimate the
As a shareholder of the Fund, you incur      invested, to estimate the expenses that       actual ending account balance or
ongoing costs, including management          you paid over the period. Simply divide       expenses you paid for the period. You
fees; distribution and/or service fees       your account value by $1,000 (for             may use this information to compare the
(12b-1); and other Fund expenses. This       example, an $8,600 account value divided      ongoing costs of investing in the Fund
example is intended to help you              by $1,000 = 8.6), then multiply the           and other funds. To do so, compare this
understand your ongoing costs (in            result by the number in the table under       5% hypothetical example with the 5%
dollars) of investing in the Fund and to     the heading entitled "Actual Expenses         hypothetical examples that appear in the
compare these costs with ongoing costs       Paid During Period" to estimate the           shareholder reports of the other funds.
of investing in other mutual funds. The      expenses you paid on your account during
example is based on an investment of         this period.                                     Please note that the expenses shown
$1,000 invested at the beginning of the                                                    in the table are meant to highlight your
period and held for the entire period        HYPOTHETICAL EXAMPLE FOR COMPARISON           ongoing costs. Therefore, the
January 1, 2005, through June 30, 2005.      PURPOSES                                      hypothetical information is useful in
                                                                                           comparing ongoing costs, and will not
   The actual and hypothetical expenses      The table below also provides                 help you determine the relative total
in the examples below do not represent       information about hypothetical account        costs of owning different funds.
the effect of any fees or other expenses     values and hypothetical expenses based
assessed in connection with a variable       on the Fund's actual expense ratio and
product; if they did, the expenses shown     an assumed rate of return of 5% per year
would be higher while the ending account     before expenses, which is not the Fund's
values shown would be lower.                 actual return. The Fund's actual
                                             cumulative total returns at net asset
ACTUAL EXPENSES                              value after expenses for the six months
                                             ended June 30, 2005, appear in the table
The table below provides information         "Fund vs. Indexes" on the first page of
about actual account values and actual       management's discussion of Fund
expenses.                                    performance.

==================================================================================================================================

                                                           ACTUAL                                    HYPOTHETICAL
                                                                                         (5% ANNUAL RETURN BEFORE EXPENSES)

                 BEGINNING ACCOUNT         ENDING ACCOUNT            EXPENSES         ENDING ACCOUNT                EXPENSES
  SHARE                VALUE                   VALUE                PAID DURING           VALUE                    PAID DURING
  CLASS               (1/1/05)              (6/30/05)(1)             PERIOD(2,3)        (6/30/05)                  PERIOD(2,4)
Series I            $ 1,000.00                $ 989.00                 $ 6.61           $ 1,018.51                   $ 6.71
Series II             1,000.00                  989.00                   7.35             1,017.41                     7.45

(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2005, through June
    30, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended June 30, 2005, appear in the table "Fund vs. Indexes" on the first page of management's discussion of Fund performance.

(2) Expenses are equal to the Fund's annualized expense ratio (1.34% and 1.49% for Series I and Series II shares, respectively)
    multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
    Effective on July 1, 2005, the advisor contractually agreed to limit operating expenses to 1.01% and 1.26% for Series I and
    Series II shares, respectively. The annualized expense ratios restated as if this agreement had been in effect throughout the entire most recent fiscal half year are 1.05% and 1.30% for Series I and Series II shares, respectively.

(3) The actual expenses paid restated as if the change discussed above had been in effect throughout the most recent fiscal half year are $5.18 and $6.41 for Series I and Series II shares, respectively.

(4) The hypothetical expenses paid restated as if the change discussed above had been in effect throughout the most recent fiscal half year are $5.26 and $6.51 for Series I and Series II shares, respectively.

==================================================================================================================================

AIM V.I. LARGE CAP GROWTH FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM Variable        o The quality of services to be provided      although the total management fees paid
Insurance Funds (the "Board") oversees       by AIM. The Board reviewed the                by one of these unaffiliated mutual
the management of AIM V.I. Large Cap         credentials and experience of the             funds were higher than the advisory fee
Growth Fund (the "Fund") and, as             officers and employees of AIM who will        rate for the Fund (data on the total
required by law, determines annually         provide investment advisory services to       management fees paid by the other
whether to approve the continuance of        the Fund. In reviewing the                    unaffiliated mutual fund was
the Fund's advisory agreement with A I M     qualifications of AIM to provide              unavailable); (iii) was lower than the
Advisors, Inc. ("AIM"). Based upon the       investment advisory services, the Board       advisory fee rates for an offshore fund
recommendation of the Investments            reviewed the qualifications of AIM's          for which an AIM affiliate serves as
Committee of the Board, which is             investment personnel and considered such      advisor with investment strategies
comprised solely of independent              issues as AIM's portfolio and product         comparable to those of the Fund; and
trustees, at a meeting held on June 30,      review process, various back office           (iv) was higher than the advisory fee
2005, the Board, including all of the        support functions provided by AIM and         rates for six separately managed wrap
independent trustees, approved the           AIM's equity and fixed income trading         accounts managed by an AIM affiliate
continuance of the advisory agreement        operations. Based on the review of these      with investment strategies comparable to
(the "Advisory Agreement") between the       and other factors, the Board concluded        those of the Fund. The Board noted that
Fund and AIM for another year, effective     that the quality of services to be            AIM has agreed to waive advisory fees of
July 1, 2005.                                provided by AIM was appropriate and that      the Fund and to limit the Fund's total
                                             AIM currently is providing satisfactory       operating expenses, as discussed below.
    The Board considered the factors         services in accordance with the terms of      Based on this review, the Board
discussed below in evaluating the            the Advisory Agreement.                       concluded that the advisory fee rate for
fairness and reasonableness of the                                                         the Fund under the Advisory Agreement
Advisory Agreement at the meeting on         o The performance of the Fund relative        was fair and reasonable.
June 30, 2005 and as part of the Board's     to comparable funds. The Board reviewed
ongoing oversight of the Fund. In their      the performance of the Fund during the        o Fees relative to those of comparable
deliberations, the Board and the             past calendar year against the                funds with other advisors. The Board
independent trustees did not identify        performance of funds advised by other         reviewed the advisory fee rate for the
any particular factor that was               advisors with investment strategies           Fund under the Advisory Agreement. The
controlling, and each trustee attributed     comparable to those of the Fund. The          Board compared effective contractual
different weights to the various             Board noted that the Fund's performance       advisory fee rates at a common asset
factors.                                     was above the median performance of such      level and noted that the Fund's rate was
                                             comparable funds for the one year             above the median rate of the funds
    One of the responsibilities of the       period. Based on this review, the Board       advised by other advisors with
Senior Officer of the Fund, who is           concluded that no changes should be made      investment strategies comparable to
independent of AIM and AIM's affiliates,     to the Fund and that it was not               those of the Fund that the Board
is to manage the process by which the        necessary to change the Fund's portfolio      reviewed. The Board noted that AIM has
Fund's proposed management fees are          management team at this time.                 agreed to waive advisory fees of the
negotiated to ensure that they are                                                         Fund and to limit the Fund's total
negotiated in a manner which is at arm's     o The performance of the Fund relative        operating expenses, as discussed below.
length and reasonable. To that end, the      to indices. The Board reviewed the            Based on this review, the Board
Senior Officer must either supervise a       performance of the Fund during the past       concluded that the advisory fee rate for
competitive bidding process or prepare       calendar year against the performance of      the Fund under the Advisory Agreement
an independent written evaluation. The       the Lipper Large-Cap Growth Fund Index.       was fair and reasonable.
Senior Officer has recommended an            The Board noted that the Fund's
independent written evaluation in lieu       performance was above the performance of      o Expense limitations and fee waivers.
of a competitive bidding process and,        such Index for the one year period.           The Board noted that AIM has
upon the direction of the Board, has         Based on this review, the Board               contractually agreed to waive advisory
prepared such an independent written         concluded that no changes should be made      fees of the Fund through June 30, 2006
evaluation. Such written evaluation also     to the Fund and that it was not               to the extent necessary so that the
considered certain of the factors            necessary to change the Fund's portfolio      advisory fees payable by the Fund do not
discussed below. In addition, as             management team at this time.                 exceed a specified maximum advisory fee
discussed below, the Senior Officer made                                                   rate, which maximum rate includes
certain recommendations to the Board in      o Meeting with the Fund's portfolio           breakpoints and is based on net asset
connection with such written evaluation.     managers and investment personnel. With       levels. The Board considered the
                                             respect to the Fund, the Board is             contractual nature of this fee waiver
    The discussion below serves as a         meeting periodically with such Fund's         and noted that it remains in effect
summary of the Senior Officer's              portfolio managers and/or other               until June 30, 2006. The Board noted
independent written evaluation and           investment personnel and believes that        that AIM has contractually agreed to
recommendations to the Board in              such individuals are competent and able       waive fees and/or limit expenses of the
connection therewith, as well as a           to continue to carry out their                Fund through June 30, 2006 in an amount
discussion of the material factors and       responsibilities under the Advisory           necessary to limit total annual
the conclusions with respect thereto         Agreement.                                    operating expenses to a specified
that formed the basis for the Board's                                                      percentage of average daily net assets
approval of the Advisory Agreement.          o Overall performance of AIM. The Board       for each class of the Fund. The Board
After consideration of all of the            considered the overall performance of         considered the contractual nature of
factors below and based on its informed      AIM in providing investment advisory and      this fee waiver/expense limitation and
business judgment, the Board determined      portfolio administrative services to the      noted that it remains in effect until
that the Advisory Agreement is in the        Fund and concluded that such performance      June 30, 2006. The Board considered the
best interests of the Fund and its           was satisfactory.                             effect these fee waivers/expense
shareholders and that the compensation                                                     limitations would have on the Fund's
to AIM under the Advisory Agreement is       o Fees relative to those of clients of        estimated expenses and concluded that
fair and reasonable and would have been      AIM with comparable investment                the levels of fee waivers/expense
obtained through arm's length                strategies. The Board reviewed the            limitations for the Fund were fair and
negotiations.                                advisory fee rate for the Fund under the      reasonable.
                                             Advisory Agreement. The Board noted that
o The nature and extent of the advisory      this rate (i) was the same as the
services to be provided by AIM. The          advisory fee rates for a mutual fund
Board reviewed the services to be            advised by AIM with investment
provided by AIM under the Advisory           strategies comparable to those of the
Agreement. Based on such review, the         Fund; (ii) was higher than the
Board concluded that the range of            sub-advisory fee rates for two
services to be provided by AIM under the     unaffiliated mutual funds for which an
Advisory Agreement was appropriate and       AIM affiliate serves as sub-advisor,
that AIM currently is providing services
in accordance with the terms of the
Advisory Agreement.

                                                                                                                         (continued)

AIM V.I. LARGE CAP GROWTH FUND

o Breakpoints and economies of scale.        o Independent written evaluation and          o Historical relationship between the
The Board reviewed the structure of the      recommendations of the Fund's Senior          Fund and AIM. In determining whether to
Fund's advisory fee under the Advisory       Officer. The Board noted that, upon           continue the Advisory Agreement for the
Agreement, noting that it includes two       their direction, the Senior Officer of        Fund, the Board also considered the
breakpoints. The Board reviewed the          the Fund had prepared an independent          prior relationship between AIM and the
level of the Fund's advisory fees, and       written evaluation in order to assist         Fund, as well as the Board's knowledge
noted that such fees, as a percentage of     the Board in determining the                  of AIM's operations, and concluded that
the Fund's net assets, would decrease as     reasonableness of the proposed                it was beneficial to maintain the
net assets increase because the Advisory     management fees of the AIM Funds,             current relationship, in part, because
Agreement includes breakpoints. The          including the Fund. The Board noted that      of such knowledge. The Board also
Board noted that, due to the Fund's          the Senior Officer's written evaluation       reviewed the general nature of the
current asset levels and the way in          had been relied upon by the Board in          non-investment advisory services
which the advisory fee breakpoints have      this regard in lieu of a competitive          currently performed by AIM and its
been structured, the Fund has yet to         bidding process. In determining whether       affiliates, such as administrative,
benefit from the breakpoints. The Board      to continue the Advisory Agreement for        transfer agency and distribution
noted that AIM has contractually agreed      the Fund, the Board considered the            services, and the fees received by AIM
to waive advisory fees of the Fund           Senior Officer's written evaluation and       and its affiliates for performing such
through June 30, 2006 to the extent          the recommendation made by the Senior         services. In addition to reviewing such
necessary so that the advisory fees          Officer to the Board that the Board           services, the trustees also considered
payable by the Fund do not exceed a          consider implementing a process to            the organizational structure employed by
specified maximum advisory fee rate,         assist them in more closely monitoring        AIM and its affiliates to provide those
which maximum rate includes breakpoints      the performance of the AIM Funds. The         services. Based on the review of these
and is based on net asset levels. The        Board concluded that it would be              and other factors, the Board concluded
Board concluded that the Fund's fee          advisable to implement such a process as      that AIM and its affiliates were
levels under the Advisory Agreement          soon as reasonably practicable.               qualified to continue to provide
therefore would reflect economies of                                                       non-investment advisory services to the
scale at higher asset levels and that it     o Profitability of AIM and its                Fund, including administrative, transfer
was not necessary to change the advisory     affiliates. The Board reviewed                agency and distribution services, and
fee breakpoints in the Fund's advisory       information concerning the profitability      that AIM and its affiliates currently
fee schedule.                                of AIM's (and its affiliates')                are providing satisfactory
                                             investment advisory and other activities      non-investment advisory services.
o Investments in affiliated money market     and its financial condition. The Board
funds. The Board also took into account      considered the overall profitability of       o Other factors and current trends. In
the fact that uninvested cash and cash       AIM, as well as the profitability of AIM      determining whether to continue the
collateral from securities lending           in connection with managing the Fund.         Advisory Agreement for the Fund, the
arrangements (collectively, "cash            The Board noted that AIM's operations         Board considered the fact that AIM,
balances") of the Fund may be invested       remain profitable, although increased         along with others in the mutual fund
in money market funds advised by AIM         expenses in recent years have reduced         industry, is subject to regulatory
pursuant to the terms of an SEC              AIM's profitability. Based on the review      inquiries and litigation related to a
exemptive order. The Board found that        of the profitability of AIM's and its         wide range of issues. The Board also
the Fund may realize certain benefits        affiliates' investment advisory and           considered the governance and compliance
upon investing cash balances in AIM          other activities and its financial            reforms being undertaken by AIM and its
advised money market funds, including a      condition, the Board concluded that the       affiliates, including maintaining an
higher net return, increased liquidity,      compensation to be paid by the Fund to        internal controls committee and
increased diversification or decreased       AIM under its Advisory Agreement was not      retaining an independent compliance
transaction costs. The Board also found      excessive.                                    consultant, and the fact that AIM has
that the Fund will not receive reduced                                                     undertaken to cause the Fund to operate
services if it invests its cash balances     o Benefits of soft dollars to AIM. The        in accordance with certain governance
in such money market funds. The Board        Board considered the benefits realized        policies and practices. The Board
noted that, to the extent the Fund           by AIM as a result of brokerage               concluded that these actions indicated a
invests in affiliated money market           transactions executed through "soft           good faith effort on the part of AIM to
funds, AIM has voluntarily agreed to         dollar" arrangements. Under these             adhere to the highest ethical standards,
waive a portion of the advisory fees it      arrangements, brokerage commissions paid      and determined that the current
receives from the Fund attributable to       by the Fund and/or other funds advised        regulatory and litigation environment to
such investment. The Board further           by AIM are used to pay for research and       which AIM is subject should not prevent
determined that the proposed securities      execution services. This research is          the Board from continuing the Advisory
lending program and related procedures       used by AIM in making investment              Agreement for the Fund.
with respect to the lending Fund is in       decisions for the Fund. The Board
the best interests of the lending Fund       concluded that such arrangements were
and its respective shareholders. The         appropriate.
Board therefore concluded that the
investment of cash collateral received       o AIM's financial soundness in light of
in connection with the securities            the Fund's needs. The Board considered
lending program in the money market          whether AIM is financially sound and has
funds according to the procedures is in      the resources necessary to perform its
the best interests of the lending Fund       obligations under the Advisory
and its respective shareholders.             Agreement, and concluded that AIM has
                                             the financial resources necessary to
                                             fulfill its obligations under the
                                             Advisory Agreement.

SCHEDULE OF INVESTMENTS

June 30, 2005
(Unaudited)

                                                             MARKET
                                                SHARES       VALUE
---------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-99.10%

AEROSPACE & DEFENSE-6.22%

Boeing Co. (The)                                    400    $   26,400
---------------------------------------------------------------------
General Dynamics Corp.                              150        16,431
---------------------------------------------------------------------
Lockheed Martin Corp.                               530        34,381
---------------------------------------------------------------------
Precision Castparts Corp.                           290        22,591
---------------------------------------------------------------------
Rockwell Collins, Inc.                              470        22,410
---------------------------------------------------------------------
United Technologies Corp.                           310        15,918
=====================================================================
                                                              138,131
=====================================================================

APPAREL RETAIL-2.35%

Abercrombie & Fitch Co.-Class A                     470        32,289
---------------------------------------------------------------------
Chico's FAS, Inc.(a)                                580        19,882
=====================================================================
                                                               52,171
=====================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.83%

Coach, Inc.(a)                                      550        18,463
=====================================================================

APPLICATION SOFTWARE-1.13%

Autodesk, Inc.                                      730        25,090
=====================================================================

BIOTECHNOLOGY-1.01%

Genentech, Inc.(a)                                  280        22,478
=====================================================================

COMMUNICATIONS EQUIPMENT-1.77%

Cisco Systems, Inc.(a)                            1,370        26,181
---------------------------------------------------------------------
Motorola, Inc.                                      720        13,147
=====================================================================
                                                               39,328
=====================================================================

COMPUTER & ELECTRONICS RETAIL-0.77%

Best Buy Co., Inc.                                  250        17,138
=====================================================================

COMPUTER HARDWARE-6.35%

Apple Computer, Inc.(a)                             720        26,503
---------------------------------------------------------------------
Dell Inc.(a)                                      2,500        98,775
---------------------------------------------------------------------
NCR Corp.(a)                                        450        15,804
=====================================================================
                                                              141,082
=====================================================================

COMPUTER STORAGE & PERIPHERALS-0.95%

Seagate Technology (Cayman Islands)(a)            1,200        21,060
=====================================================================

CONSUMER FINANCE-1.88%

SLM Corp.                                           820        41,656
=====================================================================

DEPARTMENT STORES-4.30%

Federated Department Stores, Inc.                   240        17,587
---------------------------------------------------------------------
J.C. Penney Co., Inc.                               350        18,403
---------------------------------------------------------------------
Nordstrom, Inc.                                     620        42,141
---------------------------------------------------------------------
Sears Holdings Corp.(a)                             115        17,235
=====================================================================
                                                               95,366
=====================================================================

                                                             MARKET
                                                SHARES       VALUE
---------------------------------------------------------------------

ELECTRICAL COMPONENTS & EQUIPMENT-0.83%

Rockwell Automation, Inc.                           380    $   18,510
=====================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS-1.85%

Monsanto Co.                                        655        41,180
=====================================================================

FOOTWEAR-1.99%

NIKE, Inc.-Class B                                  510        44,166
=====================================================================

HEALTH CARE EQUIPMENT-1.78%

Bard (C.R.), Inc.                                   230        15,297
---------------------------------------------------------------------
Becton, Dickinson & Co.                             460        24,136
=====================================================================
                                                               39,433
=====================================================================

HEALTH CARE FACILITIES-2.25%

HCA Inc.                                            880        49,870
=====================================================================

HEALTH CARE SERVICES-3.86%

Caremark Rx, Inc.(a)                                360        16,027
---------------------------------------------------------------------
Express Scripts, Inc.(a)                            350        17,493
---------------------------------------------------------------------
Medco Health Solutions, Inc.(a)                     450        24,012
---------------------------------------------------------------------
Quest Diagnostics Inc.                              530        28,233
=====================================================================
                                                               85,765
=====================================================================

HEALTH CARE SUPPLIES-2.91%

Alcon, Inc. (Switzerland)                           590        64,517
=====================================================================

HOME IMPROVEMENT RETAIL-0.75%

Home Depot, Inc. (The)                              430        16,727
=====================================================================

HOMEBUILDING-2.02%

D.R. Horton, Inc.                                   673        25,312
---------------------------------------------------------------------
NVR, Inc.(a)                                         24        19,440
=====================================================================
                                                               44,752
=====================================================================

HOTELS, RESORTS & CRUISE LINES-0.71%

Marriott International, Inc.-Class A                230        15,691
=====================================================================

HOUSEHOLD PRODUCTS-1.40%

Procter & Gamble Co. (The)                          590        31,123
=====================================================================

HOUSEWARES & SPECIALTIES-1.16%

Fortune Brands, Inc.                                290        25,752
=====================================================================

INTEGRATED OIL & GAS-3.71%

Chevron Corp.                                       620        34,670
---------------------------------------------------------------------
ConocoPhillips                                      830        47,717
=====================================================================
                                                               82,387
=====================================================================

INTERNET SOFTWARE & SERVICES-0.97%

VeriSign, Inc.(a)                                   750        21,570
=====================================================================

                         AIM V.I. LARGE CAP GROWTH FUND

                                                             MARKET
                                                SHARES       VALUE
---------------------------------------------------------------------

INVESTMENT BANKING & BROKERAGE-3.60%

Bear Stearns Cos. Inc. (The)                        200    $   20,788
---------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                     230        23,465
---------------------------------------------------------------------
Lehman Brothers Holdings Inc.                       360        35,741
=====================================================================
                                                               79,994
=====================================================================

IT CONSULTING & OTHER SERVICES-0.74%

Accenture Ltd.-Class A (Bermuda)(a)                 720        16,322
=====================================================================

LIFE & HEALTH INSURANCE-1.05%

MetLife, Inc.                                       520        23,369
=====================================================================

MANAGED HEALTH CARE-8.19%

Aetna Inc.                                          692        57,311
---------------------------------------------------------------------
CIGNA Corp.                                         165        17,660
---------------------------------------------------------------------
UnitedHealth Group Inc.                           1,490        77,689
---------------------------------------------------------------------
WellPoint, Inc.(a)                                  420        29,249
=====================================================================
                                                              181,909
=====================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.93%

Apache Corp.                                        280        18,088
---------------------------------------------------------------------
Devon Energy Corp.                                  490        24,833
=====================================================================
                                                               42,921
=====================================================================

OIL & GAS REFINING & MARKETING-2.28%

Valero Energy Corp.                                 640        50,630
=====================================================================

PACKAGED FOODS & MEATS-1.01%

Hershey Co. (The)                                   360        22,356
=====================================================================

PERSONAL PRODUCTS-2.60%

Gillette Co. (The)                                1,140        57,718
=====================================================================

PHARMACEUTICALS-6.29%

GlaxoSmithKline PLC-ADR (United Kingdom)            360        17,464
---------------------------------------------------------------------
Johnson & Johnson                                 1,370        89,050
---------------------------------------------------------------------
Sanofi-Aventis-ADR (France)                         360        14,756
---------------------------------------------------------------------
Shire Pharmaceuticals Group PLC-ADR (United
  Kingdom)                                          560        18,368
=====================================================================
                                                              139,638
=====================================================================

PROPERTY & CASUALTY INSURANCE-2.28%

Allstate Corp. (The)                                560        33,460
---------------------------------------------------------------------
Chubb Corp. (The)                                   200        17,122
=====================================================================
                                                               50,582
=====================================================================

                                                             MARKET
                                                SHARES       VALUE
---------------------------------------------------------------------

RAILROADS-0.70%

Burlington Northern Santa Fe Corp.                  330    $   15,536
=====================================================================

RESTAURANTS-3.30%

Darden Restaurants, Inc.                            740        24,405
---------------------------------------------------------------------
Yum! Brands, Inc.                                   940        48,955
=====================================================================
                                                               73,360
=====================================================================

SEMICONDUCTORS-2.15%

Intel Corp.                                         410        10,685
---------------------------------------------------------------------
National Semiconductor Corp.                        790        17,404
---------------------------------------------------------------------
Texas Instruments Inc.                              700        19,649
=====================================================================
                                                               47,738
=====================================================================

SOFT DRINKS-1.00%

PepsiCo, Inc.                                       410        22,111
=====================================================================

SPECIALTY STORES-2.78%

Michaels Stores, Inc.                               430        17,789
---------------------------------------------------------------------
Staples, Inc.                                     2,065        44,026
=====================================================================
                                                               61,815
=====================================================================

SYSTEMS SOFTWARE-3.57%

Adobe Systems Inc.                                1,230        35,203
---------------------------------------------------------------------
Microsoft Corp.                                   1,200        29,808
---------------------------------------------------------------------
Oracle Corp.(a)                                   1,080        14,256
=====================================================================
                                                               79,267
=====================================================================

THRIFTS & MORTGAGE FINANCE-1.88%

Countrywide Financial Corp.                       1,080        41,699
=====================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $2,036,082)                           2,200,371
=====================================================================

                                               PRINCIPAL
                                                AMOUNT
U.S. GOVERNMENT AGENCY SECURITIES-7.57%

FEDERAL HOME LOAN BANK (FHLB)-7.57%

Unsec. Disc. Notes,
  2.65%, 07/01/05 (Cost $168,000)              $168,000       168,000
=====================================================================
TOTAL INVESTMENTS-106.67% (Cost $2,204,082)                 2,368,371
=====================================================================
OTHER ASSETS LESS LIABILITIES-(6.67%)                        (148,129)
=====================================================================
NET ASSETS-100.00%                                         $2,220,242
_____________________________________________________________________
=====================================================================

Investment Abbreviations:

ADR     - American Depositary Receipt
Disc.   - Discounted
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Non-income producing security.

See accompanying notes which are an integral part of the financial statements.
                         AIM V.I. LARGE CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005
(Unaudited)

ASSETS:

Investments, at market value (cost $2,204,082)    $2,368,371
------------------------------------------------------------
Receivables for:
  Investments sold                                    17,085
------------------------------------------------------------
  Fund shares sold                                     9,286
------------------------------------------------------------
  Dividends                                              754
------------------------------------------------------------
Investment for trustee deferred compensation and
  retirement plans                                     3,153
------------------------------------------------------------
Other assets                                           6,571
============================================================
    Total assets                                   2,405,220
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                              158,473
------------------------------------------------------------
  Trustee deferred compensation and retirement
    plans                                              3,152
------------------------------------------------------------
Accrued distribution fees -- Series II                    92
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                               108
------------------------------------------------------------
Accrued transfer agent fees                               45
------------------------------------------------------------
Accrued operating expenses                            23,108
============================================================
    Total liabilities                                184,978
============================================================
Net assets applicable to shares outstanding       $2,220,242
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                     $2,043,694
------------------------------------------------------------
Undistributed net investment income (loss)            (5,297)
------------------------------------------------------------
Undistributed net realized gain from investment
  securities                                          17,556
------------------------------------------------------------
Unrealized appreciation of investment securities     164,289
============================================================
                                                  $2,220,242
____________________________________________________________
============================================================

NET ASSETS:

Series I                                          $1,632,950
____________________________________________________________
============================================================
Series II                                         $  587,292
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Series I                                             139,190
____________________________________________________________
============================================================
Series II                                             50,174
____________________________________________________________
============================================================
Series I:
  Net asset value per share                       $    11.73
____________________________________________________________
============================================================
Series II:
  Net asset value per share                       $    11.71
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 2005
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $136)                                            $  7,029
===========================================================

EXPENSES:

Advisory fees                                         4,718
-----------------------------------------------------------
Administrative services fees                         24,795
-----------------------------------------------------------
Custodian fees                                        2,776
-----------------------------------------------------------
Distribution fees -- Series II                          715
-----------------------------------------------------------
Transfer agent fees                                      13
-----------------------------------------------------------
Trustees' and officer's fees and benefits             6,593
-----------------------------------------------------------
Reports to shareholders                               6,547
-----------------------------------------------------------
Professional services fees                           13,557
-----------------------------------------------------------
Other                                                   207
===========================================================
    Total expenses                                   59,921
===========================================================
Less: Fees waived, expenses reimbursed and
  expense offset arrangement                        (51,295)
===========================================================
    Net expenses                                      8,626
===========================================================
Net investment income (loss)                         (1,597)
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES:

Net realized gain from investment securities         11,421
-----------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of investment securities           (21,892)
-----------------------------------------------------------
Net gain (loss) from investment securities          (10,471)
===========================================================
Net increase (decrease) in net assets resulting
  from operations                                  $(12,068)
___________________________________________________________
===========================================================

See accompanying notes which are an integral part of the financial statements.
                         AIM V.I. LARGE CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2005 and the year ended December 31, 2004 (Unaudited)

                                                               JUNE 30,     DECEMBER 31,
                                                                 2005           2004
----------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (1,597)    $   (4,699)
----------------------------------------------------------------------------------------
  Net realized gain from investment securities                    11,421         23,921
----------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                        (21,892)        79,217
========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                  (12,068)        98,439
========================================================================================
Distributions to shareholders from net realized gains:
  Series I                                                            --         (1,457)
----------------------------------------------------------------------------------------
  Series II                                                           --         (1,457)
========================================================================================
  Decrease in net assets resulting from distributions                 --         (2,914)
========================================================================================
Share transactions-net:
  Series I                                                     1,042,496          1,457
----------------------------------------------------------------------------------------
  Series II                                                           --          1,457
========================================================================================
    Net increase in net assets resulting from share
     transactions                                              1,042,496          2,914
========================================================================================
    Net increase in net assets                                 1,030,428         98,439
========================================================================================

NET ASSETS:

Beginning of period                                            1,189,814      1,091,375
========================================================================================
End of period (including undistributed net investment income
  (loss) of $(5,297) and $(3,700), respectively)              $2,220,242     $1,189,814
________________________________________________________________________________________
========================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Large Cap Growth Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty-eight separate portfolios. The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products"). Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National

                         AIM V.I. LARGE CAP GROWTH FUND

     Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

                         AIM V.I. LARGE CAP GROWTH FUND

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                               RATE
----------------------------------------------------------------------
First $1 billion                                                0.75%
----------------------------------------------------------------------
Next $1 billion                                                 0.70%
----------------------------------------------------------------------
Over $2 billion                                                 0.625%
______________________________________________________________________
======================================================================


    Through June 30, 2006, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund based on the Fund's average daily net assets do not exceed the annual rate of:

AVERAGE NET ASSETS                                               RATE
----------------------------------------------------------------------
First $250 million                                              0.695%
----------------------------------------------------------------------
Next $250 million                                               0.67%
----------------------------------------------------------------------
Next $500 million                                               0.645%
----------------------------------------------------------------------
Next $1.5 billion                                               0.62%
----------------------------------------------------------------------
Next $2.5 billion                                               0.595%
----------------------------------------------------------------------
Next $2.5 billion                                               0.57%
----------------------------------------------------------------------
Next $2.5 billion                                               0.545%
----------------------------------------------------------------------
Over $10 billion                                                0.52%
______________________________________________________________________
======================================================================


    Effective July 1, 2005, AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 1.01% and Series II shares to 1.26% of average daily net assets, through June 30, 2006. Prior to July 1, 2005, AIM had contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding items (i) through (vi) discussed below and Rule 12b-1 plan fees) of each Series to 1.30% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the six months ended June 30, 2005, AIM waived fees of $4,718 and reimbursed expenses of $46,070.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2005, AMVESCAP's expense reimbursement was less than $100.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2005, AIM was paid $24,795 for accounting and fund administrative services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. For the six months ended June 30, 2005, the Fund paid AISI $13.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. Through June 30, 2005, ADI had contractually agreed to reimburse the Fund's Rule 12b-1 distribution plan fees to the extent

                         AIM V.I. LARGE CAP GROWTH FUND
necessary to limit total annual fund operating expenses (excluding items (i) through (vi) discussed above) of Series II shares to 1.45% of average daily net assets. Pursuant to the Plan, for the six months ended June 30, 2005, the Series II shares paid $429 after ADI waived Plan fees of $286.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2005, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $221.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee of the Fund who is not an "interested person" of the AIM Funds. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    In addition to the above, "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to the Senior Officer of the AIM Funds.

    During the six months ended June 30, 2005, the Fund paid legal fees of $1,973 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of December 31, 2004.

                         AIM V.I. LARGE CAP GROWTH FUND

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2005 was $1,625,244 and $587,532, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities     $       174,030
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities            (9,741)
===============================================================================
Net unrealized appreciation of investment securities           $       164,289
_______________________________________________________________________________
===============================================================================
Investments have the same cost for tax and financial statement purposes.

NOTE 8--SHARE INFORMATION

                                    CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------
                                                                                         YEAR ENDED
                                                                SIX MONTHS ENDED        DECEMBER 31,
                                                                 JUNE 30, 2005              2004
                                                              --------------------    ----------------
                                                              SHARES      AMOUNT      SHARES    AMOUNT
------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                    89,107    $1,043,850      --      $   --
======================================================================================================
Issued as reinvestment of dividends:
  Series I                                                       --             --     124       1,457
------------------------------------------------------------------------------------------------------
  Series II                                                      --             --     124       1,457
======================================================================================================
Reacquired:
  Series I                                                     (116)        (1,354)     --          --
======================================================================================================
                                                              88,991    $1,042,496     248      $2,914
______________________________________________________________________________________________________
======================================================================================================

(a) Purchased for the purpose of initial capitalization of the Fund, AIM owns 53% of the outstanding shares of the Fund. In addition, there is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and it owns 46% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with those entities, whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all of any portion of the shares owned of record by this shareholder are also owned beneficially.

                         AIM V.I. LARGE CAP GROWTH FUND

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                  SERIES I
                                                              -------------------------------------------------
                                                                                                  AUGUST 29,
                                                                                                     2003
                                                              SIX MONTHS                       (DATE OPERATIONS
                                                                ENDED           YEAR ENDED      COMMENCED) TO
                                                               JUNE 30,        DECEMBER 31,      DECEMBER 31,
                                                                 2005              2004              2003
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $11.86            $10.90            $10.00
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.01)(a)         (0.04)(b)         (0.03)
---------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.12)             1.03              0.95
===============================================================================================================
    Total from investment operations                             (0.13)             0.99              0.92
===============================================================================================================
Less distributions:
  Dividends from net investment income                              --                --             (0.02)
---------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --             (0.03)               --
===============================================================================================================
    Total distributions                                             --             (0.03)            (0.02)
===============================================================================================================
Net asset value, end of period                                  $11.73            $11.86            $10.90
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(c)                                                  (1.10)%            9.08%             9.16%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $1,633            $  596            $  546
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.34%(d)          1.33%             1.33%(e)
---------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               9.41%(d)          9.88%            14.54%(e)
===============================================================================================================
Ratio of net investment income (loss) to average net assets      (0.19)%(d)        (0.35)%(b)        (0.73)%(e)
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate(f)                                          44%              104%               37%
_______________________________________________________________________________________________________________
===============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend were $(0.06) and (0.51)%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(d)  Ratios are annualized and based on average net assets of $691,462.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                         AIM V.I. LARGE CAP GROWTH FUND

                                                                                  SERIES II
                                                              -------------------------------------------------
                                                                                                  AUGUST 29,
                                                                                                     2003
                                                              SIX MONTHS                       (DATE OPERATIONS
                                                                ENDED           YEAR ENDED      COMMENCED) TO
                                                               JUNE 30,        DECEMBER 31,      DECEMBER 31,
                                                                 2005              2004              2003
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $11.84            $10.90            $10.00
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.02)(a)         (0.06)(b)         (0.03)
---------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.11)             1.03              0.94
===============================================================================================================
    Total from investment operations                             (0.13)             0.97              0.91
===============================================================================================================
Less distributions:
  Dividends from net investment income                              --                --             (0.01)
---------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --             (0.03)               --
===============================================================================================================
    Total distributions                                             --             (0.03)            (0.01)
===============================================================================================================
Net asset value, end of period                                  $11.71            $11.84            $10.90
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(c)                                                  (1.10)%            8.89%             9.11%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  587            $  594            $  546
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                1.49%(d)          1.48%             1.48%(e)
---------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             9.66%(d)         10.13%            14.79%(e)
===============================================================================================================
Ratio of net investment income (loss) to average net assets      (0.34)%(d)        (0.50)%(b)        (0.88)%(e)
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate(f)                                          44%              104%               37%
_______________________________________________________________________________________________________________
===============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend were $(0.08) and (0.66)%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(d)  Ratios are annualized and based on average daily net assets of $577,028.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

NOTE 10--CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS

On December 1, 2004, the Audit Committee (the "Audit Committee") of the Board of Trustees (the "Board") of the Trust appointed PricewaterhouseCoopers LLP ("PWC") as the independent registered public accounting firm of the Fund for the fiscal year ending December 31, 2005. Such appointment was ratified and approved by the Independent Trustees of the Board. Tait, Weller & Baker ("TAIT") was the Fund's independent registered public accounting firm for the prior reporting period. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds with December 31 year ends. On May 5, 2005, the Trust obtained a formal resignation from TAIT as the independent registered public accounting firm of the Fund.


    TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction would have caused TAIT to make reference to that matter in connection with such reports.

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil

                         AIM V.I. LARGE CAP GROWTH FUND
penalties) is being created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI agreed to create a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


REGULATORY INQUIRIES AND PENDING LITIGATION

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

    - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

    - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

                         AIM V.I. LARGE CAP GROWTH FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President                                     Suite 100
James T. Bunch                                                                  Houston, TX 77046-1173
Bruce L. Crockett                 Mark H. Williamson
Chair                             Executive Vice President                      INVESTMENT ADVISOR
Albert R. Dowden                                                                A I M Advisors, Inc.
Edward K. Dunn Jr.                Lisa O. Brinkley                              11 Greenway Plaza
Jack M. Fields                    Senior Vice President and Chief Compliance    Suite 100
Carl Frischling                   Officer                                       Houston, TX 77046-1173
Robert H. Graham
Gerald J. Lewis                   Russell C. Burk                               TRANSFER AGENT
Prema Mathai-Davis                Senior Vice President (Senior Officer)        AIM Investment Services, Inc.
Lewis F. Pennock                                                                P.O. Box 4739
Ruth H. Quigley                   Kevin M. Carome                               Houston, TX 77210-4739
Larry Soll                        Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President and Treasurer                  Boston, MA 02110-2801

                                  Robert G. Alley                               COUNSEL TO THE FUND
                                  Vice President                                Foley & Lardner LLP
                                                                                3000 K N.W., Suite 500
                                  J. Philip Ferguson                            Washington, D.C. 20007-5111
                                  Vice President
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                  Mark D. Greenberg                             Kramer, Levin, Naftalis & Frankel LLP
                                  Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
                                  William R. Keithler
                                  Vice President                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                  Karen Dunn Kelley                             11 Greenway Plaza
                                  Vice President                                Suite 100
                                                                                Houston, TX 77046-1173



                         AIM V.I. LARGE CAP GROWTH FUND

                                               AIM V.I. MID CAP CORE EQUITY FUND
                               Semiannual Report to Shareholders o June 30, 2005


 AIM V.I. MID CAP CORE EQUITY FUND seeks to provide long-term growth of capital.


UNLESS OTHERWISE STATED, INFORMATION PRESENTED IN THIS REPORT IS AS OF JUNE 30, 2005, AND IS BASED ON TOTAL NET ASSETS.


================================================================================
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or 1-800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-7452 and 33-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 1-800-410-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2005, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS AND VARIABLE PRODUCT PROSPECTUS, WHICH CONTAIN MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ EACH CAREFULLY BEFORE INVESTING.

================================================================================

[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--


NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIM V.I. MID CAP CORE EQUITY FUND


MANAGEMENT'S DISCUSSION                                                                      We target a well-diversified, mid-cap
OF FUND PERFORMANCE                                                                       core portfolio and attempt to protect
                                                                                          against volatility through the size of
======================================================================================    individual holdings and sector
                                                                                          weightings. Sector exposure is consistent
PERFORMANCE SUMMARY                          =========================================    with a core investment to complement
                                                                                          value and growth investments. We may also
For the six-month period, mid-cap stocks     FUND VS. INDEXES                             maintain a significant cash position to
outperformed the rest of the equity                                                       limit volatility in certain market
market. The Fund outperformed the broad      Total returns,12/31/04-6/30/05,excluding     environments.
market as represented by the S&P 500         variable product issuer charges. If
Index because that index contains a          variable product issuer charges were            We consider selling a stock when
preponderance of large-cap stocks.           included, returns would be lower.
                                                                                          o it exceeds our target price
   As illustrated by the table, returns      Series I Shares                     1.83%
for the period were muted. In the broad                                                   o we have not seen a demonstrable
market, diminished returns resulted from     Series II Shares                    1.69     improvement in fundamentals during an 18-
low or negative returns in a number of                                                    to 24-month time horizon
sectors.                                     Standard & Poor's Composite
                                             Index of 500 Stocks                          o the company's fundamentals deteriorate
   The underperformance of the Fund's        (S&P 500 Index)
stocks in four sectors--materials, health    (Broad Market Index)               -0.81     o more compelling investment
care, consumer discretionary and                                                          opportunities exist
financials--accounted for almost all of      Russell Midcap Index
the difference between the Fund's return     (Style-specific Index)              3.92     MARKET CONDITIONS AND YOUR FUND
and that of the Russell Midcap Index.
                                             Lipper Mid-Cap Core Fund                     During the first three months of 2005,
                                             Index (Peer Group Index)            1.88     domestic equity markets failed to gain
                                                                                          consistent traction despite continued
                                             SOURCE: LIPPER, INC.                         growth in the U.S gross domestic product.
                                                                                          Investors worried that rising energy
                                             =========================================    prices and interest rates would have a
                                                                                          negative impact on economic growth and
======================================================================================    inflation.

HOW WE INVEST                                positioned to weather temporary setbacks        Crude oil prices remained high during
                                             and therefore provide the potential for      the second quarter, but stocks performed
We manage this Fund as a core fund,          both long-term capital appreciation and      relatively well--although not well enough
seeking to provide upside potential and a    lower downside risk.                         to overcome the poor performance of the
measure of protection in difficult                                                        first quarter. Accordingly, major
markets to complement more aggressive           We conduct quantitative research to       domestic equity indexes produced either
value and growth investments.                identify growing companies whose stock       low single-digit or negative returns for
                                             prices may be experiencing some near-term    the six-month period. In both your Fund
   We believe a portfolio of attractively    distress. By applying fundamental            and its benchmark index, the Russell
valued companies with consistent free        research, including analysis of company
cash flow and management teams that          financial statements with a special focus
allocate excess cash to the benefit of       on cash flow, we assess the prospects for
shareholders can outperform the market       each business and its appreciation
over the long term. We believe these         potential.
companies are best

=========================================    =========================================    =========================================

PORTFOLIO COMPOSITION                        TOP 10 INDUSTRIES*                           TOP 10 EQUITY HOLDINGS*

By sector                                     1. Industrial Machinery             4.9%     1. Williams Cos., Inc. (The)        2.3%

Energy                              15.7%     2. Oil & Gas Equipment & Services   4.8      2. BJ Services Co.                  2.0

Consumer discretionary              15.6      3. Specialty Chemicals              4.0      3. Mattel, Inc.                     1.9

Information Technology              15.2      4. Oil & Gas Exploration &                   4. Kroger Co. (The)                 1.9
                                                 Production                       3.9
Materials                            8.8                                                   5. Xerox Corp.                      1.8
                                              5. Regional Banks                   3.1
Industrials                          8.2                                                   6. Southwestern Energy Co.          1.8
                                              6. Electronic Equipment
Financials                           8.1         Manufacturers                    3.0      7. Dover Corp.                      1.8

Consumer staples                     5.8      7. Semiconductors                   2.9      8. Sigma-Aldrich Corp.              1.7

Health Care                          5.6      8. Publishing                       2.7      9. Heineken N.V. (Netherlands)      1.6

Utilities                            1.1      9. Specialized Consumer                     10. Lexmark International Inc.
                                                 Services                         2.6         -Class A                         1.6
  Money Market Funds
  Plus Other Assets Less                     10. Integrated Oil & Gas             2.5
  Liabilities                       15.9
                                             TOTAL NET ASSETS          $584.1 MILLION

                                             TOTAL NUMBER OF HOLDINGS*             72

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*Excluding money market fund holdings.

=========================================    =========================================    =========================================

AIM V.I. MID CAP CORE EQUITY FUND


Midcap Index, only energy and utilities      equity valuations had little room to         IN CLOSING
produced double-digit returns.               grow. This was borne out by our
                                             company-by-company research. Our research    As has been true for some time, at
   The most significant contribution to      showed that energy was one of the few        period-end we held muted expectations for
Fund performance came from energy            sectors with the business economics to       equity market performance over the near
holdings. Our overweight position and the    support long-term earnings growth that       term. We have positioned the portfolio to
strong returns of our stocks in the          also might be able to withstand the          navigate such an environment, and we
sector compensated in part for               various pressures of the current market.     believe it can provide a better store of
disappointing returns in other sectors.                                                   value going forward. We urge you to focus
At period-end, our weighting in energy          Individual stocks that detracted from     on the long-term, wherein our goal is to
was the highest weighting in the             Fund performance for the period included     provide competitive returns with less
portfolio, more than double the weighting    International Flavors and Fragrances and     volatility to complement more aggressive
of the sector in the Russell Midcap          Xerox.                                       investments. Thank you for investing in
Index. We have maintained our overweight                                                  AIM V.I. Mid Cap Core Equity Fund.
position in energy because we believe        o International Flavors and Fragrances,
opportunities for growth continue to         global maker of food additives and the       The views and opinions expressed in
exist.                                       scents found in myriad consumer products,    management's discussion of Fund
                                             preannounced that it would miss its          performance are those of A I M Advisors,
   SOUTHWESTERN ENERGY COMPANY was the       second-quarter earnings expectations. Its    Inc. These views and opinions are subject
top contributor to performance for the       stock sold off heavily on the news. The      to change at any time based on factors
period. Southwestern is an integrated        "miss" was primarily caused by a quality     such as market and economic conditions.
energy company primarily focused on the      control issue at a single plant. We          These views and opinions may not be
exploration and production of natural        believe investors overreacted and that       relied upon as investment advice or
gas, though it also conducts oil             the stock price should recover.              recommendations, or as an offer for a
exploration and natural gas marketing and                                                 particular security. The information is
distribution. Guided by a strong             o Xerox has long been a leader in office     not a complete analysis of every aspect
management team, the company announced a     equipment. We took advantage of its          of any market, country, industry,
33% first-quarter earnings increase over     distressed share price several years ago     security or the Fund. Statements of fact
the same quarter of last year. In            and purchased it for the portfolio. Since    are from sources considered reliable, but
addition, in May the company announced a     then, Xerox has paid down debt,              A I M Advisors, Inc. makes no
two-for-one stock split.                     maintained its leadership in color print     representation or warranty as to their
                                             production and enjoyed escalating share      completeness or accuracy. Although
   Another energy-sector holding, AMERADA    prices for two years. However, while its     historical performance is no guarantee of
HESS, illustrates our strategy of            April 2005 earnings report announced a       future results, these insights may help
carefully studying management teams' past    15% increase in color equipment sales,       you understand our investment management
performance and strengths. The company       declining sales in older products            philosophy.
suffered while under family management,      disappointed investors. We believe its
but when a new management team with          robust new product introduction can still                      RONALD S. SLOAN,
specialized financial savvy was              enable it to reach its appreciation                [SLOAN      Chartered Financial
installed, we became interested in the       potential.                                         PHOTO]      Analyst, senior
stock. We added the stock to the                                                                            portfolio manager, is
portfolio when we found strong indicators       We continue to seek opportunities to                        lead portfolio manager
that the team would turn the business        purchase select undervalued companies        of AIM V.I. Mid Cap Core Equity
around. Thus far, the stock has provided     with strong long-term prospects. As our      Fund. Mr. Sloan has 34 years of
significant benefit.                         sell discipline requires, during the         experience in the investment industry. He
                                             period we sold several holdings that had     joined AIM in 1998. Mr. Sloan attended
   The Fund's consumer discretionary,        exceeded the price targets we had set for    the University of Missouri, where he
financials, and health care stocks           them. As a result, at period-end the Fund    received both a B.S. in business
disappointed for the period. As compared     held the cash proceeds of those sales        administration and an M.B.A.
to the Russell Midcap Index, we were         while we sought companies that met our
significantly underweight in these three     selection criteria. Therefore the cash       Assisted by the Mid/Large Cap Core Team
sectors. Our underweight position in         component of the portfolio was more a
these sectors resulted from our market       reflection of difficulty in finding
observations and our investigation of        undervalued stocks that met our selection              [RIGHT ARROW GRAPHIC]
company fundamentals. Throughout the         criteria than bearishness on our part.
period, we anticipated that higher
commodity prices, higher interest rates                                                   FOR A DISCUSSION OF RISKS OF INVESTING IN
and fewer avenues for companies to                                                        YOUR FUND, INDEXES USED IN THIS REPORT AND
increase productivity could create an                                                     YOUR FUND'S LONG-TERM PERFORMANCE, PLEASE
environment in which earnings and                                                         TURN THE PAGE.

AIM V.I. MID CAP CORE EQUITY FUND


YOUR FUND'S LONG-TERM PERFORMANCE

=========================================

AVERAGE ANNUAL TOTAL RETURNS                 comparable future results; current           actual variable product values. They do
                                             performance may be lower or higher.          not reflect sales charges, expenses and
As of 6/30/05                                Please contact your product issuer or        fees assessed in connection with a
                                             financial advisor for the most recent        variable product. Sales charges, expenses
SERIES I SHARES                              month-end performance. Performance           and fees, which are determined by the
                                             figures reflect Fund expenses, reinvested    variable product issuers, will vary and
Inception (9/10/01)                 9.42%    distributions and changes in net asset       will lower the total return.
1 Year                              7.19     value. Investment return and principal
                                             value will fluctuate so that you may have       Per NASD requirements, the most recent
SERIES II SHARES                             a gain or loss when you sell shares.         month-end performance data at the Fund
Inception (9/10/01)                 9.19%                                                 level, excluding variable product
1 Year                              6.94        AIM V.I. Mid Cap Core Equity Fund, a      charges, is available on this AIM
                                             series portfolio of AIM Variable             automated information line, 866-702-4402.
=========================================    Insurance Funds, is currently offered        As mentioned above, the most recent
                                             through insurance companies issuing          month-end performance including variable
Series I and Series II shares invest in      variable products. You cannot purchase       product charges, please contact your
the same portfolio of securities and will    shares of the Fund directly. Performance     variable product issuer or financial
have substantially similar performance,      figures given represent the Fund and are     advisor.
except to the extent that expenses borne     not intended to reflect
by each class differ.

   The performance data quoted represent
past performance and cannot guarantee



PRINCIPAL RISKS OF INVESTING IN THE FUND     ABOUT INDEXES USED IN THIS REPORT            OTHER INFORMATION

Investing in small and mid-size companies    The unmanaged Standard & Poor's Composite    The returns shown in management's
involves risks not associated with           Index of 500 Stocks (the S&P 500             discussion of Fund performance are based
investing in more established companies,     --Registered Trademark-- Index) is an        on net asset values calculated for
including business risk, significant         index of common stocks frequently used as    shareholder transactions. Generally
stock price fluctuations and illiquidity.    a general measure of U.S. stock market       accepted accounting principles require
                                             performance.                                 adjustments to be made to the net assets
   The Fund may invest up to 25% of its                                                   of the Fund at period end for financial
assets in the securities of non-U.S.            The unmanaged RUSSELL MIDCAP              reporting purposes, and as such, the net
issuers. International investing presents    --Registered Trademark-- INDEX represents    asset values for shareholder transactions
certain risks not associated with            the performance of the stocks of domestic    and the returns based on those net asset
investing solely in the United States.       mid-capitalization companies.                values may differ from the net asset
These include risks relating to                                                           values and returns reported in the
fluctuations in the value of the U.S.           The unmanaged LIPPER MID-CAP              Financial Highlights. Additionally, the
dollar relative to the values of other       --Registered Trademark-- CORE FUND INDEX     returns and net asset values shown
currencies, the custody arrangements made    represents an average of the performance     throughout this report are at the Fund
for the Fund's foreign holdings,             of the 30 largest mid-capitalization core    level only and do not include variable
differences in accounting, political         funds tracked by Lipper, Inc., an            product issuer charges. If such charges
risks and the lesser degree of public        independent mutual fund performance          were included, the total returns would be
information required to be provided by       monitor.                                     lower.
non-U.S. companies.
                                                The Fund is not managed to track the         Industry classifications used in this
   The Fund may not reach its objective      performance of any particular index,         report are generally according to the
if the manager chooses to maintain a         including the indexes defined here, and      Global Industry Classification Standard,
significant amount of cash in a rising       consequently, the performance of the Fund    which was developed by and is the
market.                                      may deviate significantly from the           exclusive property and a service mark of
                                             performance of the index.                    Morgan Stanley Capital International Inc.
                                                                                          and Standard & Poor's.
                                                A direct investment cannot be made in
                                             an index. Unless otherwise indicated,
                                             index results include reinvested
                                             dividends, and they do not reflect sales
                                             charges. Performance of an index of funds
                                             reflects fund expenses; performance of a
                                             market index does not.

AIM V.I. MID CAP CORE EQUITY FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      ACTUAL EXPENSES                              actual return. The Fund's actual
                                                                                          cumulative total returns at net asset
As a shareholder of the Fund, you incur      The table below provides information         value after expenses for the six months
ongoing costs, including management fees;    about actual account values and actual       ended June 30, 2005, appear in the table
distribution and/or service fees (12b-1);    expenses. You may use the information in     "Fund vs. Indexes" on the first page of
and other Fund expenses. This example is     this table, together with the amount you     management's discussion of Fund
intended to help you understand your         invested, to estimate the expenses that      performance.
ongoing costs (in dollars) of investing      you paid over the period. Simply divide
in the Fund and to compare these costs       your account value by $1,000 (for               The hypothetical account values and
with ongoing costs of investing in other     example, an $8,600 account value divided     expenses may not be used to estimate the
mutual funds. The example is based on an     by $1,000 = 8.6), then multiply the          actual ending account balance or expenses
investment of $1,000 invested at the         result by the number in the table under      you paid for the period. You may use this
beginning of the period and held for the     the heading entitled "Actual Expenses        information to compare the ongoing costs
entire period January 1, 2005, through       Paid During Period" to estimate the          of investing in the Fund and other funds.
June 30, 2005.                               expenses you paid on your account during     To do so, compare this 5% hypothetical
                                             this period.                                 example with the 5% hypothetical examples
   The actual and hypothetical expenses                                                   that appear in the shareholder reports of
in the examples below do not represent       HYPOTHETICAL EXAMPLE FOR                     the other funds.
the effect of any fees or other expenses     COMPARISON PURPOSES
assessed in connection with a variable                                                       Please note that the expenses shown in
product; if they did, the expenses shown     The table below also provides information    the table are meant to highlight your
would be higher while the ending account     about hypothetical account values and        ongoing costs. Therefore, the
values shown would be lower.                 hypothetical expenses based on the Fund's    hypothetical information is useful in
                                             actual expense ratio and an assumed rate     comparing ongoing costs, and will not
                                             of return of 5% per year before expenses,    help you determine the relative total
                                             which is not the Fund's                      costs of owning different funds.

====================================================================================================================================

                                                          ACTUAL                                  HYPOTHETICAL
                                                                                       (5% ANNUAL RETURN BEFORE EXPENSES)

                  BEGINNING ACCOUNT     ENDING ACCOUNT             EXPENSES         ENDING ACCOUNT                   EXPENSES
  SHARE                VALUE                VALUE                 PAID DURING           VALUE                       PAID DURING
  CLASS               (1/1/05)           (6/30/05)(1)              PERIOD(2)          (6/30/05)                      PERIOD(2)

Series I          $        1,000.00     $     1,018.30            $      5.10       $     1,019.74                  $      5.11
Series II                  1,000.00           1,016.90                   6.35             1,018.50                         6.36


(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2005, through June 30,
    2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended June 30, 2005, appear in the table "Fund vs. Indexes" on the first page of management's discussion of Fund performance.

(2) Expenses are equal to the Fund's annualized expense ratio (1.02% and 1.27% for Series I and Series II shares, respectively)
    multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

====================================================================================================================================

AIM V.I. MID CAP CORE EQUITY FUND


APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM Variable        o The quality of services to be provided     o Meeting with the Fund's portfolio
Insurance Funds (the "Board") oversees       by AIM. The Board reviewed the               managers and investment personnel. With
the management of AIM V.I. Mid Cap Core      credentials and experience of the            respect to the Fund, the Board is meeting
Equity Fund (the "Fund") and, as required    officers and employees of AIM who will       periodically with such Fund's portfolio
by law, determines annually whether to       provide investment advisory services to      managers and/or other investment
approve the continuance of the Fund's        the Fund. In reviewing the qualifications    personnel and believes that such
advisory agreement with A I M Advisors,      of AIM to provide investment advisory        individuals are competent and able to
Inc. ("AIM"). Based upon the                 services, the Board reviewed the             continue to carry out their
recommendation of the Investments            qualifications of AIM's investment           responsibilities under the Advisory
Committee of the Board, which is             personnel and considered such issues as      Agreement.
comprised solely of independent trustees,    AIM's portfolio and product review
at a meeting held on June 30, 2005, the      process, various back office support         o Overall performance of AIM. The Board
Board, including all of the independent      functions provided by AIM and AIM's          considered the overall performance of AIM
trustees, approved the continuance of the    equity and fixed income trading              in providing investment advisory and
advisory agreement (the "Advisory            operations. Based on the review of these     portfolio administrative services to the
Agreement") between the Fund and AIM for     and other factors, the Board concluded       Fund and concluded that such performance
another year, effective July 1, 2005.        that the quality of services to be           was satisfactory.
                                             provided by AIM was appropriate and that
   The Board considered the factors          AIM currently is providing satisfactory      o Fees relative to those of clients of
discussed below in evaluating the            services in accordance with the terms of     AIM with comparable investment
fairness and reasonableness of the           the Advisory Agreement.                      strategies. The Board reviewed the
Advisory Agreement at the meeting on June                                                 advisory fee rate for the Fund under the
30, 2005 and as part of the Board's          o The performance of the Fund relative to    Advisory Agreement. The Board noted that
ongoing oversight of the Fund. In their      comparable funds. The Board reviewed the     this rate (i) was the same as the
deliberations, the Board and the             performance of the Fund during the past      advisory fee rates for a mutual fund
independent trustees did not identify any    one and three calendar years against the     advised by AIM with investment strategies
particular factor that was controlling,      performance of funds advised by other        comparable to those of the Fund; (ii) was
and each trustee attributed different        advisors with investment strategies          higher than the sub-advisory fee rates
weights to the various factors.              comparable to those of the Fund. The         for three unaffiliated mutual funds for
                                             Board noted that the Fund's performance      which an AIM affiliate serves as
   One of the responsibilities of the        in such periods was below the median         sub-advisor, although the total
Senior Officer of the Fund, who is           performance of such comparable funds.        management fees paid by such unaffiliated
independent of AIM and AIM's affiliates,     Based on this review and after taking        mutual funds were comparable to or higher
is to manage the process by which the        account of all of the other factors that     than the advisory fee rate for the Fund;
Fund's proposed management fees are          the Board considered in determining          and (iii) was higher than the advisory
negotiated to ensure that they are           whether to continue the Advisory             fee rates for 24 separately managed wrap
negotiated in a manner which is at arm's     Agreement for the Fund, the Board            accounts managed by an AIM affiliate with
length and reasonable. To that end, the      concluded that no changes should be made     investment strategies comparable to those
Senior Officer must either supervise a       to the Fund and that it was not necessary    of the Fund, comparable to the advisory
competitive bidding process or prepare an    to change the Fund's portfolio management    fee rates for one such wrap account, and
independent written evaluation. The          team at this time. However, due to the       lower than the advisory fee rates for two
Senior Officer has recommended an            Fund's under-performance, the Board also     such wrap accounts. The Board noted that
independent written evaluation in lieu of    concluded that it would be appropriate       AIM has agreed to waive advisory fees of
a competitive bidding process and, upon      for management and the Board to continue     the Fund and to limit the Fund's total
the direction of the Board, has prepared     to closely monitor the performance of the    operating expenses, as discussed below.
such an independent written evaluation.      Fund.                                        Based on this review, the Board concluded
Such written evaluation also considered                                                   that the advisory fee rate for the Fund
certain of the factors discussed below.      o The performance of the Fund relative to    under the Advisory Agreement was fair and
In addition, as discussed below, the         indices. The Board reviewed the              reasonable.
Senior Officer made certain                  performance of the Fund during the past
recommendations to the Board in              one and three calendar years against the     o Fees relative to those of comparable
connection with such written evaluation.     performance of the Lipper Mid-Cap Core       funds with other advisors. The Board
                                             Fund Index. The Board noted that the         reviewed the advisory fee rate for the
   The discussion below serves as a          Fund's performance was below the             Fund under the Advisory Agreement. The
summary of the Senior Officer's              performance of such Index for the one        Board compared effective contractual
independent written evaluation and           year period and comparable to such Index     advisory fee rates at a common asset
recommendations to the Board in              for the three year period. Based on this     level and noted that the Fund's rate was
connection therewith, as well as a           review and after taking account of all of    above the median rate of the funds
discussion of the material factors and       the other factors that the Board             advised by other advisors with investment
the conclusions with respect thereto that    considered in determining whether to         strategies comparable to those of the
formed the basis for the Board's approval    continue the Advisory Agreement for the      Fund that the Board reviewed. The Board
of the Advisory Agreement. After             Fund, the Board concluded that no changes    noted that AIM has agreed to waive
consideration of all of the factors below    should be made to the Fund and that it       advisory fees of the Fund and to limit
and based on its informed business           was not necessary to change the Fund's       the Fund's total operating expenses, as
judgment, the Board determined that the      portfolio management team at this time.      discussed below. Based on this review,
Advisory Agreement is in the best            However, due to the Fund's                   the Board concluded that the advisory fee
interests of the Fund and its                under-performance, the Board also            rate for the Fund under the Advisory
shareholders and that the compensation to    concluded that it would be appropriate       Agreement was fair and reasonable.
AIM under the Advisory Agreement is fair     for management and the Board to continue
and reasonable and would have been           to closely monitor the performance of the
obtained through arm's length                Fund.
negotiations.

o The nature and extent of the advisory
services to be provided by AIM. The Board
reviewed the services to be provided by
AIM under the Advisory Agreement. Based
on such review, the Board concluded that
the range of services to be provided by
AIM under the Advisory Agreement was
appropriate and that AIM currently is
providing services in accordance with the
terms of the Advisory Agreement.                                                                                        (continued)

AIM V.I. MID CAP CORE EQUITY FUND

o Expense limitations and fee waivers.       from the Fund attributable to such           o Benefits of soft dollars to AIM. The
The Board noted that AIM has                 investment. The Board further determined     Board considered the benefits realized by
contractually agreed to waive advisory       that the proposed securities lending         AIM as a result of brokerage transactions
fees of the Fund through June 30, 2006 to    program and related procedures with          executed through "soft dollar"
the extent necessary so that the advisory    respect to the lending Fund is in the        arrangements. Under these arrangements,
fees payable by the Fund do not exceed a     best interests of the lending Fund and       brokerage commissions paid by the Fund
specified maximum advisory fee rate,         its respective shareholders. The Board       and/or other funds advised by AIM are
which maximum rate includes breakpoints      therefore concluded that the investment      used to pay for research and execution
and is based on net asset levels. The        of cash collateral received in connection    services. This research is used by AIM in
Board considered the contractual nature      with the securities lending program in       making investment decisions for the Fund.
of this fee waiver and noted that it         the money market funds according to the      The Board concluded that such
remains in effect until June 30, 2006.       procedures is in the best interests of       arrangements were appropriate.
The Board noted that AIM has                 the lending Fund and its respective
contractually agreed to waive fees and/or    shareholders.                                o AIM's financial soundness in light of
limit expenses of the Fund through April                                                  the Fund's needs. The Board considered
30, 2006 in an amount necessary to limit     o Independent written evaluation and         whether AIM is financially sound and has
total annual operating expenses to a         recommendations of the Fund's Senior         the resources necessary to perform its
specified percentage of average daily net    Officer. The Board noted that, upon their    obligations under the Advisory Agreement,
assets for each class of the Fund. The       direction, the Senior Officer of the Fund    and concluded that AIM has the financial
Board considered the contractual nature      had prepared an independent written          resources necessary to fulfill its
of this fee waiver/expense limitation and    evaluation in order to assist the Board      obligations under the Advisory Agreement.
noted that it remains in effect until        in determining the reasonableness of the
April 30, 2006. The Board considered the     proposed management fees of the AIM          o Historical relationship between the
effect these fee waivers/expense             Funds, including the Fund. The Board         Fund and AIM. In determining whether to
limitations would have on the Fund's         noted that the Senior Officer's written      continue the Advisory Agreement for the
estimated expenses and concluded that the    evaluation had been relied upon by the       Fund, the Board also considered the prior
levels of fee waivers/expense limitations    Board in this regard in lieu of a            relationship between AIM and the Fund, as
for the Fund were fair and reasonable.       competitive bidding process. In              well as the Board's knowledge of AIM's
                                             determining whether to continue the          operations, and concluded that it was
o Breakpoints and economies of scale. The    Advisory Agreement for the Fund, the         beneficial to maintain the current
Board reviewed the structure of the          Board considered the Senior Officer's        relationship, in part, because of such
Fund's advisory fee under the Advisory       written evaluation and the recommendation    knowledge. The Board also reviewed the
Agreement, noting that it includes three     made by the Senior Officer to the Board      general nature of the non-investment
breakpoints. The Board reviewed the level    that the Board consider implementing a       advisory services currently performed by
of the Fund's advisory fees, and noted       process to assist them in more closely       AIM and its affiliates, such as
that such fees, as a percentage of the       monitoring the performance of the AIM        administrative, transfer agency and
Fund's net assets, have decreased as net     Funds. The Board concluded that it would     distribution services, and the fees
assets increased because the Advisory        be advisable to implement such a process     received by AIM and its affiliates for
Agreement includes breakpoints. The Board    as soon as reasonably practicable. The       performing such services. In addition to
noted that, due to the Fund's current        Board also considered the Senior             reviewing such services, the trustees
asset levels and the way in which the        Officer's recommendation that the Board      also considered the organizational
advisory fee breakpoints have been           consider an additional fee waiver for the    structure employed by AIM and its
structured, the Fund has yet to fully        Fund due to the Fund's under-performance     affiliates to provide those services.
benefit from the breakpoints. The Board      and relatively high historic cash            Based on the review of these and other
noted that AIM has contractually agreed      position. The Board concluded that such a    factors, the Board concluded that AIM and
to waive advisory fees of the Fund           fee waiver was not appropriate for the       its affiliates were qualified to continue
through June 30, 2006 to the extent          Fund at this time and that, rather than      to provide non-investment advisory
necessary so that the advisory fees          requesting such a fee waiver from AIM,       services to the Fund, including
payable by the Fund do not exceed a          the Board should receive from AIM (i)        administrative, transfer agency and
specified maximum advisory fee rate,         additional information regarding the use     distribution services, and that AIM and
which maximum rate includes breakpoints      of cash in the Fund's overall investment     its affiliates currently are providing
and is based on net asset levels. The        strategy and (ii) an analysis of how the     satisfactory non-investment advisory
Board concluded that the Fund's fee          use of cash by the Fund's portfolio          services.
levels under the Advisory Agreement          manager has contributed to the Fund's
therefore reflect economies of scale and     performance.                                 o Other factors and current trends. In
that it was not necessary to change the                                                   determining whether to continue the
advisory fee breakpoints in the Fund's       o Profitability of AIM and its               Advisory Agreement for the Fund, the
advisory fee schedule.                       affiliates. The Board reviewed               Board considered the fact that AIM, along
                                             information concerning the profitability     with others in the mutual fund industry,
o Investments in affiliated money market     of AIM's (and its affiliates') investment    is subject to regulatory inquiries and
funds. The Board also took into account      advisory and other activities and its        litigation related to a wide range of
the fact that uninvested cash and cash       financial condition. The Board considered    issues. The Board also considered the
collateral from securities lending           the overall profitability of AIM, as well    governance and compliance reforms being
arrangements (collectively, "cash            as the profitability of AIM in connection    undertaken by AIM and its affiliates,
balances") of the Fund may be invested in    with managing the Fund. The Board noted      including maintaining an internal
money market funds advised by AIM            that AIM's operations remain profitable,     controls committee and retaining an
pursuant to the terms of an SEC exemptive    although increased expenses in recent        independent compliance consultant, and
order. The Board found that the Fund may     years have reduced AIM's profitability.      the fact that AIM has undertaken to cause
realize certain benefits upon investing      Based on the review of the profitability     the Fund to operate in accordance with
cash balances in AIM advised money market    of AIM's and its affiliates' investment      certain governance policies and
funds, including a higher net return,        advisory and other activities and its        practices. The Board concluded that these
increased liquidity, increased               financial condition, the Board concluded     actions indicated a good faith effort on
diversification or decreased transaction     that the compensation to be paid by the      the part of AIM to adhere to the highest
costs. The Board also found that the Fund    Fund to AIM under its Advisory Agreement     ethical standards, and determined that
will not receive reduced services if it      was not excessive.                           the current regulatory and litigation
invests its cash balances in such money                                                   environment to which AIM is subject
market funds. The Board noted that, to                                                    should not prevent the Board from
the extent the Fund invests in affiliated                                                 continuing the Advisory Agreement for the
money market funds, AIM has voluntarily                                                   Fund.
agreed to waive a portion of the advisory
fees it receives

SCHEDULE OF INVESTMENTS

June 30, 2005
(Unaudited)

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-84.08%

ADVERTISING-1.28%

Valassis Communications, Inc.(a)                  202,500   $  7,502,625
========================================================================

APPLICATION SOFTWARE-1.94%

Fair Isaac Corp.                                  151,200      5,518,800
------------------------------------------------------------------------
Reynolds & Reynolds Co. (The)-Class A             215,000      5,811,450
========================================================================
                                                              11,330,250
========================================================================

BIOTECHNOLOGY-1.05%

Techne Corp.(a)                                   133,266      6,118,242
========================================================================

BREWERS-1.61%

Heineken N.V. (Netherlands)(b)                    305,049      9,411,290
========================================================================

CASINOS & GAMING-1.22%

GTECH Holdings Corp.                              243,100      7,108,244
========================================================================

COMPUTER HARDWARE-1.34%

Diebold, Inc.                                     173,800      7,840,118
========================================================================

COMPUTER STORAGE & PERIPHERALS-1.58%

Lexmark International, Inc.-Class A(a)            142,700      9,251,241
========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-1.46%

Ceridian Corp.(a)                                 295,750      5,761,210
------------------------------------------------------------------------
Sabre Holdings Corp.-Class A                      140,000      2,793,000
========================================================================
                                                               8,554,210
========================================================================

DISTRIBUTORS-0.92%

Genuine Parts Co.                                 131,000      5,382,790
========================================================================

DIVERSIFIED CHEMICALS-0.90%

Engelhard Corp.                                   185,300      5,290,315
========================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-2.98%

Agilent Technologies, Inc.(a)                     262,200      6,035,844
------------------------------------------------------------------------
Amphenol Corp.-Class A                            138,500      5,563,545
------------------------------------------------------------------------
Mettler-Toledo International Inc.(a)              125,100      5,827,158
========================================================================
                                                              17,426,547
========================================================================

ENVIRONMENTAL & FACILITIES SERVICES-2.36%

Rentokil Initial PLC (United Kingdom)           2,786,889      7,976,747
------------------------------------------------------------------------
Republic Services, Inc.                           161,500      5,815,615
========================================================================
                                                              13,792,362
========================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS-1.00%

Scotts Miracle-Gro Co. (The)-Class A(a)            81,900      5,832,099
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

FOOD RETAIL-1.86%

Kroger Co. (The)(a)                               570,200   $ 10,850,906
========================================================================

GENERAL MERCHANDISE STORES-0.64%

Family Dollar Stores, Inc.                        144,000      3,758,400
========================================================================

HEALTH CARE EQUIPMENT-1.31%

Waters Corp.(a)                                   205,550      7,640,293
========================================================================

HEALTH CARE SERVICES-1.03%

IMS Health Inc.                                   244,000      6,043,880
========================================================================

HOME FURNISHINGS-2.39%

Ethan Allen Interiors Inc.                        190,000      6,366,900
------------------------------------------------------------------------
Mohawk Industries, Inc.(a)                         91,750      7,569,375
========================================================================
                                                              13,936,275
========================================================================

HOME IMPROVEMENT RETAIL-1.04%

Sherwin-Williams Co. (The)                        129,100      6,079,319
========================================================================

INDUSTRIAL MACHINERY-4.94%

Briggs & Stratton Corp.                           228,600      7,914,132
------------------------------------------------------------------------
Dover Corp.                                       281,900     10,255,522
------------------------------------------------------------------------
ITT Industries, Inc.                               62,000      6,053,060
------------------------------------------------------------------------
Pall Corp.                                        153,000      4,645,080
========================================================================
                                                              28,867,794
========================================================================

INTEGRATED OIL & GAS-2.47%

Amerada Hess Corp.                                 53,375      5,684,971
------------------------------------------------------------------------
Murphy Oil Corp.                                  167,050      8,725,022
========================================================================
                                                              14,409,993
========================================================================

LEISURE PRODUCTS-1.87%

Mattel, Inc.                                      596,150     10,909,545
========================================================================

METAL & GLASS CONTAINERS-1.72%

Ball Corp.                                        129,300      4,649,628
------------------------------------------------------------------------
Pactiv Corp.(a)                                   249,500      5,384,210
========================================================================
                                                              10,033,838
========================================================================

MULTI-UTILITIES-1.07%

Wisconsin Energy Corp.                            159,700      6,228,300
========================================================================

OFFICE ELECTRONICS-1.78%

Xerox Corp.(a)                                    755,000     10,411,450
========================================================================

OFFICE SERVICES & SUPPLIES-0.90%

Pitney Bowes Inc.                                 121,000      5,269,550
========================================================================

OIL & GAS DRILLING-2.26%

Nabors Industries, Ltd. (Bermuda)(a)              109,700      6,650,014
------------------------------------------------------------------------
Noble Corp. (Cayman Islands)                      106,300      6,538,513
========================================================================
                                                              13,188,527
========================================================================

                       AIM V.I. MID CAP CORE EQUITY FUND

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

OIL & GAS EQUIPMENT & SERVICES-4.75%

BJ Services Co.                                   218,300   $ 11,456,384
------------------------------------------------------------------------
FMC Technologies, Inc.(a)                         256,450      8,198,707
------------------------------------------------------------------------
Smith International, Inc.                         126,800      8,077,160
========================================================================
                                                              27,732,251
========================================================================

OIL & GAS EXPLORATION & PRODUCTION-3.94%

Newfield Exploration Co.(a)                       146,700      5,851,863
------------------------------------------------------------------------
Plains Exploration & Production Co.(a)            194,600      6,914,138
------------------------------------------------------------------------
Southwestern Energy Co.(a)                        218,400     10,260,432
========================================================================
                                                              23,026,433
========================================================================

OIL & GAS STORAGE & TRANSPORTATION-2.31%

Williams Cos., Inc. (The)                         709,500     13,480,500
========================================================================

PACKAGED FOODS & MEATS-2.34%

Campbell Soup Co.                                 189,100      5,818,607
------------------------------------------------------------------------
Tate & Lyle PLC (United Kingdom)(b)               922,600      7,867,441
========================================================================
                                                              13,686,048
========================================================================

PAPER PRODUCTS-1.15%

Georgia-Pacific Corp.                             211,100      6,712,980
========================================================================

PHARMACEUTICALS-2.26%

Forest Laboratories, Inc.(a)                      197,300      7,665,105
------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR
  (Israel)                                        177,400      5,524,236
========================================================================
                                                              13,189,341
========================================================================

PROPERTY & CASUALTY INSURANCE-2.02%

ACE Ltd. (Cayman Islands)                         131,900      5,915,715
------------------------------------------------------------------------
Axis Capital Holdings Ltd. (Bermuda)              208,100      5,889,230
========================================================================
                                                              11,804,945
========================================================================

PUBLISHING-2.66%

Belo Corp.-Class A                                317,900      7,620,063
------------------------------------------------------------------------
Knight-Ridder, Inc.                               128,680      7,893,231
========================================================================
                                                              15,513,294
========================================================================

REGIONAL BANKS-3.08%

City National Corp.                                64,350      4,614,539
------------------------------------------------------------------------
Compass Bancshares, Inc.                           92,700      4,171,500
------------------------------------------------------------------------
Marshall & Ilsley Corp.                           104,400      4,640,580
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
REGIONAL BANKS-(CONTINUED)

TCF Financial Corp.                               176,600   $  4,570,408
========================================================================
                                                              17,997,027
========================================================================

REINSURANCE-1.93%

Montpelier Re Holdings Ltd. (Bermuda)             165,500      5,722,990
------------------------------------------------------------------------
RenaissanceRe Holdings Ltd. (Bermuda)             112,200      5,524,728
========================================================================
                                                              11,247,718
========================================================================

RESTAURANTS-0.97%

Outback Steakhouse, Inc.                          124,900      5,650,476
========================================================================

SEMICONDUCTORS-2.93%

International Rectifier Corp.(a)                  127,200      6,069,984
------------------------------------------------------------------------
National Semiconductor Corp.                      280,000      6,168,400
------------------------------------------------------------------------
Xilinx, Inc.                                      190,400      4,855,200
========================================================================
                                                              17,093,584
========================================================================

SPECIALIZED CONSUMER SERVICES-2.56%

H&R Block, Inc.                                   112,000      6,535,200
------------------------------------------------------------------------
Service Corp. International                     1,047,200      8,398,544
========================================================================
                                                              14,933,744
========================================================================

SPECIALTY CHEMICALS-4.00%

International Flavors & Fragrances Inc.           211,700      7,667,774
------------------------------------------------------------------------
Rohm & Haas Co.                                   128,600      5,959,324
------------------------------------------------------------------------
Sigma-Aldrich Corp.                               173,700      9,734,148
========================================================================
                                                              23,361,246
========================================================================

SYSTEMS SOFTWARE-1.24%

Computer Associates International, Inc.           263,100      7,229,988
========================================================================

THRIFTS & MORTGAGE FINANCE-1.02%

New York Community Bancorp, Inc.                  329,100      5,963,292
========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $432,628,635)                          491,091,270
========================================================================

MONEY MARKET FUNDS-16.18%

Liquid Assets Portfolio-Institutional
  Class(c)                                     47,237,187     47,237,187
------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(c)    47,237,187     47,237,187
========================================================================
    Total Money Market Funds (Cost
      $94,474,374)                                            94,474,374
========================================================================
TOTAL INVESTMENTS-100.26% (Cost $527,103,009)                585,565,644
========================================================================
OTHER ASSETS LESS LIABILITIES-(0.26%)                         (1,509,250)
========================================================================
NET ASSETS-100.00%                                          $584,056,394
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at June 30, 2005 was $17,278,731, which represented 2.95% of the Fund's Total Investments. See Note 1A.
(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying notes which are an integral part of the financial statements.
                       AIM V.I. MID CAP CORE EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005
(Unaudited)

ASSETS:

Investments, at market value (cost
  $432,628,635)                                  $491,091,270
-------------------------------------------------------------
Investments in affiliated money market funds
  (cost $94,474,374)                               94,474,374
=============================================================
  Total investments (cost $527,103,009)           585,565,644
=============================================================
Foreign currencies, at market value (cost
  $6,212)                                               6,230
-------------------------------------------------------------
Receivables for:
  Fund shares sold                                    259,328
-------------------------------------------------------------
  Dividends                                           597,494
-------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                 16,387
-------------------------------------------------------------
Other assets                                            6,385
=============================================================
  Total assets                                    586,451,468
_____________________________________________________________
=============================================================

LIABILITIES:

Payables for:
  Investments purchased                               192,332
-------------------------------------------------------------
  Fund shares reacquired                            1,472,442
-------------------------------------------------------------
  Trustee deferred compensation and retirement
    plans                                              27,101
-------------------------------------------------------------
Accrued administrative services fees                  661,522
-------------------------------------------------------------
Accrued distribution fees-Series II                    26,592
-------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                                157
-------------------------------------------------------------
Accrued operating expenses                             14,928
=============================================================
  Total liabilities                                 2,395,074
=============================================================
Net assets applicable to shares outstanding      $584,056,394
_____________________________________________________________
=============================================================
Net assets consist of:
  Shares of beneficial interest                  $500,817,394
-------------------------------------------------------------
  Undistributed net investment income               1,514,283
-------------------------------------------------------------
  Undistributed net realized gain from
    investment securities and foreign
    currencies                                     23,262,062
-------------------------------------------------------------
  Unrealized appreciation of investment
    securities and foreign currencies              58,462,655
=============================================================
                                                 $584,056,394
_____________________________________________________________
=============================================================

NET ASSETS:

Series I                                         $538,600,738
_____________________________________________________________
=============================================================
Series II                                        $ 45,455,656
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Series I                                           40,333,385
_____________________________________________________________
=============================================================
Series II                                           3,427,877
_____________________________________________________________
=============================================================
Series I:
  Net asset value per share                      $      13.35
_____________________________________________________________
=============================================================
Series II:
  Net asset value per share                      $      13.26
_____________________________________________________________
=============================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 2005
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $15,721)                                       $ 2,853,586
------------------------------------------------------------
Dividends from affiliated money market funds       1,200,362
------------------------------------------------------------
Interest                                              32,385
============================================================
  Total investment income                          4,086,333
============================================================

EXPENSES:

Advisory fees                                      1,983,401
------------------------------------------------------------
Administrative services fees                         742,176
------------------------------------------------------------
Custodian fees                                        19,295
------------------------------------------------------------
Distribution fees-Series II                           48,733
------------------------------------------------------------
Transfer agent fees                                    8,770
------------------------------------------------------------
Trustees' and officer's fees and benefits             13,725
------------------------------------------------------------
Other                                                 31,206
============================================================
  Total expenses                                   2,847,306
============================================================
Less: Fees waived                                    (11,271)
============================================================
  Net expenses                                     2,836,035
============================================================
Net investment income                              1,250,298
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN CURRENCIES:

Net realized gain from:
  Investment securities (includes gains from
    securities sold to affiliates of
    $1,054,794)                                   14,272,551
------------------------------------------------------------
  Foreign currencies                                  21,408
============================================================
                                                  14,293,959
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                           (5,090,892)
------------------------------------------------------------
  Foreign currencies                                    (343)
============================================================
                                                  (5,091,235)
============================================================
Net gain from investment securities and foreign
  currencies                                       9,202,724
============================================================
Net increase in net assets resulting from
  operations                                     $10,453,022
____________________________________________________________
============================================================

See accompanying notes which are an integral part of the financial statements.
                       AIM V.I. MID CAP CORE EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2005 and the year ended December 31, 2004 (Unaudited)

                                                                JUNE 30,      DECEMBER 31,
                                                                  2005            2004
------------------------------------------------------------------------------------------
OPERATIONS:

Net investment income                                         $  1,250,298    $    955,702
------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                  14,293,959      31,859,203
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                (5,091,235)     22,026,997
==========================================================================================
    Net increase in net assets resulting from operations        10,453,022      54,841,902
==========================================================================================
Distributions to shareholders from net investment income:
  Series I                                                              --        (718,225)
------------------------------------------------------------------------------------------
  Series II                                                             --          (6,789)
==========================================================================================
    Total distributions from net investment income                      --        (725,014)
==========================================================================================
Distributions to shareholders from net realized gains:
  Series I                                                              --     (21,198,394)
------------------------------------------------------------------------------------------
  Series II                                                             --      (1,381,970)
==========================================================================================
    Total distributions from net realized gains                         --     (22,580,364)
==========================================================================================
Decrease in net assets resulting from distributions                     --     (23,305,378)
==========================================================================================
Share transactions-net:
  Series I                                                      32,308,048     173,142,571
------------------------------------------------------------------------------------------
  Series II                                                     11,194,301      27,385,946
==========================================================================================
Net increase in net assets resulting from share transactions    43,502,349     200,528,517
==========================================================================================
    Net increase in net assets                                  53,955,371     232,065,041
__________________________________________________________________________________________
==========================================================================================

NET ASSETS:

  Beginning of period                                          530,101,023     298,035,982
==========================================================================================
  End of period (including undistributed net investment
    income of $1,514,283 and $263,985, respectively)          $584,056,394    $530,101,023
__________________________________________________________________________________________
==========================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Mid Cap Core Equity Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty-eight separate portfolios. The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products"). Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise stated.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts

                       AIM V.I. MID CAP CORE EQUITY FUND
of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for

                       AIM V.I. MID CAP CORE EQUITY FUND
     collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

G. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

H. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                               RATE
----------------------------------------------------------------------
First $500 million                                              0.725%
----------------------------------------------------------------------
Next $500 million                                               0.70%
----------------------------------------------------------------------
Next $500 million                                               0.675%
----------------------------------------------------------------------
Over $1.5 billion                                               0.65%
______________________________________________________________________
======================================================================


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets, through April 30, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. AIM did not waive fees and/or reimburse expenses during the period under this expense limitation.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended June 30, 2005, AIM waived fees of $11,271.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expense. For the six months ended June 30, 2005, AMVESCAP's expense reimbursement was less than $100.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to
                       AIM V.I. MID CAP CORE EQUITY FUND
provide administrative services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2005, AIM was paid $68,091 for accounting and fund administrative services and reimbursed $674,085 for services provided by insurance companies.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. For the six months ended June 30, 2005, the Fund paid AISI $8,770.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. Pursuant to the Plan, for the six months ended June 30, 2005, the Series II shares paid $48,733.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the SEC and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                      PROCEEDS         UNREALIZED         MARKET
                 MARKET VALUE      PURCHASES            FROM          APPRECIATION        VALUE         DIVIDEND      REALIZED
FUND               12/31/04         AT COST            SALES         (DEPRECIATION)      06/30/05        INCOME      GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $29,925,367      $ 52,917,765      $(35,605,945)        $   --        $47,237,187     $  597,164      $   --
--------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class           29,925,367        52,917,765       (35,605,945)            --         47,237,187        603,198          --
================================================================================================================================
  Total          $59,850,734      $105,835,530      $(71,211,890)        $   --        $94,474,374     $1,200,362      $   --
________________________________________________________________________________________________________________________________
================================================================================================================================

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, during the six months ended June 30, 2005, the Fund engaged in securities purchases of $2,683,439 and sales of $6,734,832, which resulted in net realized gains of $1,054,794.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee of the Fund who is not an "interested person" of the AIM Funds. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    In addition to the above, "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to the Senior Officer of the AIM Funds.

    During the six months ended June 30, 2005, the Fund paid legal fees of $2,950 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

                       AIM V.I. MID CAP CORE EQUITY FUND

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of December 31, 2004.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2005 was $165,995,278 and $154,632,788, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities     $    64,117,099
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (6,041,805)
===============================================================================
Net unrealized appreciation of investment securities           $    58,075,294
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $527,490,350.

                       AIM V.I. MID CAP CORE EQUITY FUND

NOTE 9--SHARE INFORMATION

                                          CHANGES IN SHARES OUTSTANDING (a)
----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                    JUNE 30, 2005               DECEMBER 31, 2004
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                     6,577,407    $ 85,611,604    12,423,728    $157,026,231
----------------------------------------------------------------------------------------------------------------------
  Series II                                                    1,469,369      19,037,818     2,804,689      35,484,099
======================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                            --              --     1,688,491      21,916,619
----------------------------------------------------------------------------------------------------------------------
  Series II                                                           --              --       107,656       1,388,760
======================================================================================================================
Issued in connection with acquisitions:(b)
  Series I                                                            --              --     1,345,483      18,110,202
======================================================================================================================
Reacquired:
  Series I                                                    (4,117,237)    (53,303,556)   (1,883,158)    (23,910,481)
----------------------------------------------------------------------------------------------------------------------
  Series II                                                     (610,817)     (7,843,517)     (748,758)     (9,486,913)
======================================================================================================================
                                                               3,318,722    $ 43,502,349    15,738,131    $200,528,517
______________________________________________________________________________________________________________________
======================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 77% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with this entity whereby this entity sells units of interest in separate accounts funding variable products that are invested in the Fund.. The Fund, AIM, and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this shareholder are also owned beneficially.
(b) As of the opening of business on December 6, 2004, the Fund acquired all of the net assets of Phoenix-AIM Mid Cap Equity Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on September 14, 2004 and Phoenix-AIM Mid Cap Equity Fund shareholders on May 11, 2004. The acquisition was accomplished by a tax-free exchange of 1,345,483 shares of the Fund for 1,441,644 shares of Phoenix-Mid Cap Equity Fund outstanding as of the close of business on December 3, 2004. Phoenix-Mid Cap Equity Fund's net assets at that date of $18,110,202, including $2,490,250 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $490,802,188.

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                         SERIES I
                                                         ------------------------------------------------------------------------
                                                                                                               SEPTEMBER 10, 2001
                                                         SIX MONTHS                                             (DATE OPERATIONS
                                                           ENDED               YEAR ENDED DECEMBER 31,           COMMENCED) TO
                                                          JUNE 30,        ---------------------------------       DECEMBER 31,
                                                            2005            2004        2003        2002              2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $  13.11        $  12.06    $   9.53    $   10.72         $  10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                0.03            0.03(a)     0.00(a)    (0.02)(a)         (0.00)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                               0.21            1.63        2.60        (1.17)            0.74
=================================================================================================================================
    Total from investment operations                          0.24            1.66        2.60        (1.19)            0.74
=================================================================================================================================
Less distributions:
  Dividends from net investment income                          --           (0.02)         --           --            (0.02)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                         --           (0.59)      (0.07)          --               --
=================================================================================================================================
Net asset value, end of period                            $  13.35        $  13.11    $  12.06    $    9.53         $  10.72
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                               1.83%          13.82%      27.31%      (11.10)%           7.37%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $538,601        $496,606    $293,162    $  68,271         $  9,500
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                       1.02%(c)        1.04%       1.07%        1.30%            1.27%(d)(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                      0.47%(c)        0.25%       0.01%       (0.22)%          (0.08)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                      33%             55%         37%          36%              20%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c) Ratios are annualized and based on average daily net assets of $514,215,259.
(d)  Annualized.
(e) After fee waivers and/or expense reimbursements. Ratio expenses to average net assets prior to fee waivers and/or expense reimbursements was 5.16% (annualized).
(f)  Not annualized for periods less than one year.

                       AIM V.I. MID CAP CORE EQUITY FUND

                                                                                     SERIES II
                                                   ------------------------------------------------------------------------------
                                                                                                               SEPTEMBER 10, 2001
                                                   SIX MONTHS                                                   (DATE OPERATIONS
                                                     ENDED                YEAR ENDED DECEMBER 31,                COMMENCED) TO
                                                    JUNE 30,        ------------------------------------          DECEMBER 31,
                                                      2005            2004          2003          2002                2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $  13.04        $  12.01       $  9.51       $ 10.71            $  10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                          0.01           (0.00)(a)     (0.03)(a)     (0.04)(a)           (0.01)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                     0.21            1.62          2.60         (1.16)               0.73
=================================================================================================================================
    Total from investment operations                    0.22            1.62          2.57         (1.20)               0.72
=================================================================================================================================
Less distributions:
  Dividends from net investment income                    --           (0.00)           --            --               (0.01)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                   --           (0.59)        (0.07)           --                  --
=================================================================================================================================
Net asset value, end of period                      $  13.26        $  13.04       $ 12.01       $  9.51            $  10.71
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                         1.69%          13.57%        27.05%       (11.20)%              7.22%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $ 45,456        $ 33,495       $ 4,874       $ 1,214            $    536
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                 1.27%(c)        1.29%         1.32%         1.45%(d)            1.44%(d)(e)
=================================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                            0.22%(c)       (0.00)%       (0.24)%       (0.37)%             (0.25)%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                33%             55%           37%           36%                 20%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c) Ratios are annualized and based on average daily net assets of $39,309,821.
(d) After fee waivers and/or expense reimbursements. Ratio expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.55% and 5.44% (annualized), for the year ended December 31, 2002 and the period September 10, 2001 (Date operations commenced) to December 31, 2001, respectively.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

NOTE 11--CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS

On December 1, 2004, the Audit Committee (the "Audit Committee") of the Board of Trustees (the "Board") of the Trust appointed PricewaterhouseCoopers LLP ("PWC") as the independent registered public accounting firm of the Fund for the fiscal year ending December 31, 2005. Such appointment was ratified and approved by the Independent Trustees of the Board. Tait, Weller & Baker ("TAIT") was the Fund's independent registered public accounting firm for the prior reporting period. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds with December 31 year ends. On May 5, 2005, the Trust obtained a formal resignation from TAIT as the independent registered public accounting firm of the Fund.

    TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction would have caused TAIT to make reference to that matter in connection with such reports.

NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) is being created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI agreed to create a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be

                       AIM V.I. MID CAP CORE EQUITY FUND
distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;



  - that certain AIM Funds inadequately employed fair value pricing;



  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;



  - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;



  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and



  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate.



  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

                       AIM V.I. MID CAP CORE EQUITY FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
                                  President                                     Suite 100
Frank S. Bayley                                                                 Houston, TX 77046-1173
                                  Mark H. Williamson
James T. Bunch                    Executive Vice President                      INVESTMENT ADVISOR
                                                                                A I M Advisors, Inc.
Bruce L. Crockett                 Lisa O. Brinkley                              11 Greenway Plaza
Chair                             Senior Vice President and Chief Compliance    Suite 100
                                  Officer                                       Houston, TX 77046-1173
Albert R. Dowden
                                  Russell C. Burk                               TRANSFER AGENT
Edward K. Dunn Jr.                Senior Vice President (Senior Officer)        AIM Investment Services, Inc.
                                                                                P.O. Box 4739
Jack M. Fields                    Kevin M. Carome                               Houston, TX 77210-4739
                                  Senior Vice President, Secretary and Chief
Carl Frischling                   Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
Robert H. Graham                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President and Treasurer                  Boston, MA 02110-2801
Gerald J. Lewis
                                  Robert G. Alley                               COUNSEL TO THE FUND
Prema Mathai-Davis                Vice President                                Foley & Lardner LLP
                                                                                3000 K N.W., Suite 500
Lewis F. Pennock                  J. Philip Ferguson                            Washington, D.C. 20007-5111
                                  Vice President
Ruth H. Quigley                                                                 COUNSEL TO THE INDEPENDENT TRUSTEES
                                  Mark D. Greenberg                             Kramer, Levin, Naftalis & Frankel LLP
Larry Soll                        Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
Mark H. Williamson                William R. Keithler
                                  Vice President                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                  Karen Dunn Kelley                             11 Greenway Plaza
                                  Vice President                                Suite 100
                                                                                Houston, TX 77046-1173

                       AIM V.I. MID CAP CORE EQUITY FUND

                                                      AIM V.I. MONEY MARKET FUND
                               Semiannual Report to Shareholders o June 30, 2005


                  AIM V.I. MONEY MARKET FUND seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.


UNLESS OTHERWISE STATED, INFORMATION PRESENTED IN THIS REPORT IS AS OF JUNE 30, 2005, AND IS BASED ON TOTAL NET ASSETS.


================================================================================

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or 1-800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-7452 and 33-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 1-800-410-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2005, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS AND VARIABLE PRODUCT PROSPECTUS, WHICH CONTAIN MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ EACH CAREFULLY BEFORE INVESTING.

================================================================================


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--


NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIM V.I. MONEY MARKET FUND


MANAGEMENT'S DISCUSSION                                                                   raising rates. As mentioned above, should
OF FUND PERFORMANCE                                                                       short-term rates rise again, that would
                                                                                          soon be reflected in the yields on your
======================================================================================    Fund.

PERFORMANCE SUMMARY                                                                       YOUR FUND

As a result of Federal Reserve (the Fed)     period closed. As of June 30, 2005, the      Regardless of Fed policy or economic
interest rate policy, yields on shares of    federal funds rate stood at 3.25%, its       conditions, your Fund continues to focus
AIM V.I. Money Market Fund improved          highest level since 2001.                    on three objectives: safety of principal,
during the six months covered by this                                                     liquidity and the highest possible yield
report.                                         Such rate hikes are reflected fairly      consistent with safety of principal. It
                                             rapidly in the yields on short-term          invests only in high-quality U.S.
   In mid-2004, responding to evidence of    securities such as money market funds. At    dollar-denominated short-term
an expanding economy with inflationary       the close of the reporting period, the       fixed-income obligations. The Fund
potential, the Fed began to increase the     yield on AIM V.I. Money Market Fund          maintains a short weighted average
overnight federal funds interest rate,       Series I shares was 2.47%; on Series II      maturity (WAM). During the reporting
the rate the Fed most directly controls.     shares, it was 2.22%; up from 1.52% and      period, the Fund's WAM ranged from 13
The Fed raised that rate four times          1.27%, respectively, six months earlier.     days to 27 days. As the period closed,
during the six months covered by this                                                     the WAM stood at 23 days, up from 19 days
report; the last increase occurred on the                                                 six months earlier. Although a money
day the reporting                                                                         market fund seeks to maintain the value
                                                                                          of your investment at $1.00 per share, it
======================================================================================    is possible to lose money investing in
                                                                                          the Fund.
MARKET CONDITIONS                            o Gross domestic product (GDP) advanced
                                             at a 3.8% annualized level during the           Thank you for your continued
Markets were fairly lackluster for the       first quarter of 2005, and the advance       participation in AIM V.I. Money Market
first half of 2005. Popular stock market     estimate for second-quarter GDP was 3.4%.    Fund.
benchmarks such as the Dow Jones
Industrial Average and the Standard &        o The Institute for Supply Management's      The views and opinions expressed here are
Poor's Composite Index of 500 Stocks         indexes indicated growth in both             those of A I M Advisors, Inc. These views
produced negative returns for the            manufacturing and services every month of    and opinions are subject to change at any
six-month reporting period.                  the reporting period. The institute's        time based on factors such as market and
Investment-grade corporate and government    indexes are based on surveys of              economic conditions. These views and
bonds, as represented by the Lehman U.S.     purchasing managers in industries that       opinions may not be relied upon as
Aggregate Bond Index, produced a positive    together cover more than 70% of the U.S.     investment advice or recommendations, or
but undramatic return of 2.51% for the       economy.                                     as an offer for a particular security.
same period.                                                                              The information is not a complete
                                             o Inflation continued to be restrained.      analysis of every aspect of any market,
   Nevertheless, despite lingering           The core Personal Consumption Expenditure    country, industry, security or the Fund.
concerns about rising interest rates and     inflation, reportedly a favorite measure     Statements of fact are from sources
persistently high oil prices dampening       of Alan Greenspan's, was up just 1.9%        considered reliable, but A I M Advisors,
economic growth, the economic statistics     year-over-year as of the end of June.        Inc. makes no representation or warranty
were solid as the reporting period                                                        as to their completeness or accuracy.
closed.                                         As the reporting period closed,           Although historical performance is no
                                             opinion was divided as to whether the Fed    guarantee of future results, these
                                             would continue                               insights may help you understand our
                                                                                          investment management philosophy.

                                                                                          Team managed by A I M Advisors, Inc.

====================================================================================================================================

=========================================

PORTFOLIO COMPOSITION BY MATURITY            uct performance. Performance figures         recent month-end performance including
                                             reflect fund expenses, reinvested            variable product charges, please contact
Maturity distribution of Fund holdings       distributions and changes in net asset       your variable product issuer or financial
In days, as of 6/30/05                       value. Investment return and principal       advisor.
                                             value will fluctuate so that you may have
1-7                                 62.2%    a gain or loss when you sell shares.            The unmanaged Standard & Poor's
8-30                                19.7                                                  Composite Index of 500 Stocks (the S&P
31-90                               12.7        AIM V.I. Money Market Fund, a series      500--Registered Trademark-- INDEX) is an
91-120                               0.0     portfolio of AIM Variable Insurance          index of common stocks frequently used as
121-180                              3.6     Funds, is currently offered through          a general measure of U.S. stock market
181+                                 1.8     insurance companies issuing variable         performance.
                                             products. You cannot purchase shares of
The number of days to maturity of each       the Fund directly. Performance figures          The DOW JONES INDUSTRIAL AVERAGE is an
holding is determined in accordance with     given represent the Fund and are not         unmanaged index of 30 stocks widely
the provisions of Rule 2a-7 under the        intended to reflect actual variable          regarded as a general measure of
Investment Company Act of 1940 as            product values. They do not reflect sales    large-capitalization U.S. stocks.
amended.                                     charges, expenses and fees assessed in
                                             connection with a variable product. Sales       The unmanaged LEHMAN U.S. AGGREGATE
=========================================    charges, expenses and fees, which are        BOND INDEX, which represents the U.S.
                                             determined by the variable product           investment-grade fixed-rate bond market
The performance data quoted represent        issuers, will vary and will lower the        (including government and corporate
past performance and cannot guarantee        total return. Per NASD requirements, the     securities, mortgage pass-through
comparable future results; current           most recent month-end performance data at    securities and asset-backed securities),
performance may be lower or higher.          the Fund level, excluding variable           is compiled by Lehman Brothers, a global
Please see your variable product issuer      product charges, is available on this AIM    investment bank.
or financial advisor for the most recent     automated information line, 866-702-4402.
month-end variable prod-                     As mentioned above, for the most                Weighted average maturity is the
                                                                                          weighted average of the remaining terms
                                                                                          to maturity of the securities underlying
                                                                                          the collateral pool at the date of issue,
                                                                                          using the balances of the securities as
                                                                                          of the issue date as the weighting
                                                                                          factor.

AIM V.I. MONEY MARKET FUND


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      ACTUAL EXPENSES                              5% per year before expenses, which is not
                                                                                          the Fund's actual return.
   As a shareholder of the Fund, you         The table below provides information
incur ongoing costs, including management    about actual account values and actual          The hypothetical account values and
fees; distribution and/or service fees       expenses. You may use the information in     expenses may not be used to estimate the
(12b-1); and other Fund expenses. This       this table, together with the amount you     actual ending account balance or expenses
example is intended to help you              invested, to estimate the expenses that      you paid for the period. You may use this
understand your ongoing costs (in            you paid over the period. Simply divide      information to compare the ongoing costs
dollars) of investing in the Fund and to     your account value by $1,000 (for            of investing in the Fund and other funds.
compare these costs with ongoing costs of    example, an $8,600 account value divided     To do so, compare this 5% hypothetical
investing in other mutual funds. The         by $1,000 = 8.6), then multiply the          example with the 5% hypothetical examples
example is based on an investment of         result by the number in the table under      that appear in the shareholder reports of
$1,000 invested at the beginning of the      the heading entitled "Actual Expenses        the other funds.
period and held for the entire period        Paid During Period" to estimate the
January 1, 2005, through June 30, 2005.      expenses you paid on your account during        Please note that the expenses shown in
                                             this period.                                 the table are meant to highlight your
   The actual and hypothetical expenses                                                   ongoing costs. Therefore, the
in the examples below do not represent       HYPOTHETICAL EXAMPLE FOR                     hypothetical information is useful in
the effect of any fees or other expenses     COMPARISON PURPOSES                          comparing ongoing costs, and will not
assessed in connection with a variable                                                    help you determine the relative total
product; if they did, the expenses shown        The table below also provides             costs of owning different funds.
would be higher while the ending account     information about hypothetical account
values shown would be lower.                 values and hypothetical expenses based on
                                             the Fund's actual expense ratio and an
                                             assumed rate of return of

====================================================================================================================================

                                                        ACTUAL                                      HYPOTHETICAL
                                                                                        (5% ANNUAL RETURN BEFORE EXPENSES)

                  BEGINNING ACCOUNT     ENDING ACCOUNT             EXPENSES         ENDING ACCOUNT                   EXPENSES
  SHARE                VALUE                VALUE                 PAID DURING           VALUE                       PAID DURING
  CLASS              (1/1/05)            (6/30/05)(1)              PERIOD(2)          (6/30/05)                      PERIOD(2)

Series I          $        1,000.00     $     1,009.90            $      3.99       $     1,020.83                  $      4.01
Series II                  1,000.00           1,008.70                   5.23             1,019.59                         5.26

(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2005, through June 30,
    2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio (0.80% and 1.05% for Series I and Series II shares, respectively)
    multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

====================================================================================================================================

AIM V.I. MONEY MARKET FUND


APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM Variable        o The quality of services to be provided     o Meeting with the Fund's portfolio
Insurance Funds (the "Board") oversees       by AIM. The Board reviewed the               managers and investment personnel. With
the management of AIM V.I. Money Market      credentials and experience of the            respect to the Fund, the Board is meeting
Fund (the "Fund") and, as required by        officers and employees of AIM who will       periodically with such Fund's portfolio
law, determines annually whether to          provide investment advisory services to      managers and/or other investment
approve the continuance of the Fund's        the Fund. In reviewing the qualifications    personnel and believes that such
advisory agreement with A I M Advisors,      of AIM to provide investment advisory        individuals are competent and able to
Inc. ("AIM"). Based upon the                 services, the Board reviewed the             continue to carry out their
recommendation of the Investments            qualifications of AIM's investment           responsibilities under the Advisory
Committee of the Board, which is             personnel and considered such issues as      Agreement.
comprised solely of independent trustees,    AIM's portfolio and product review
at a meeting held on June 30, 2005, the      process, AIM's legal and compliance          o Overall performance of AIM. The Board
Board, including all of the independent      function, AIM's use of technology, AIM's     considered the overall performance of AIM
trustees, approved the continuance of the    portfolio administration function and the    in providing investment advisory and
advisory agreement (the "Advisory            quality of AIM's investment research.        portfolio administrative services to the
Agreement") between the Fund) and AIM for    Based on the review of these and other       Fund and concluded that such performance
another year, effective July 1, 2005.        factors, the Board concluded that the        was satisfactory.
                                             quality of services to be provided by AIM
   The Board considered the factors          was appropriate and that AIM currently is    o Fees relative to those of clients of
discussed below in evaluating the            providing satisfactory services in           AIM with comparable investment
fairness and reasonableness of the           accordance with the terms of the Advisory    strategies. The Board reviewed the
Advisory Agreement at the meeting on June    Agreement.                                   advisory fee rate for the Fund under the
30, 2005 and as part of the Board's                                                       Advisory Agreement. The Board noted that
ongoing oversight of the Fund. In their      o The performance of the Fund relative to    this rate (i) was comparable to the
deliberations, the Board and the             comparable funds. The Board reviewed the     advisory fee rate for a retail money
independent trustees did not identify any    performance of the Fund during the past      market fund, and higher than the advisory
particular factor that was controlling,      one, three and five calendar years           fee rates for four institutional money
and each trustee attributed different        against the performance of funds advised     market funds (one of which has an
weights to the various factors.              by other advisors with investment            "all-in" fee structure whereby AIM pays
                                             strategies comparable to those of the        all of the fund's ordinary operating
   One of the responsibilities of the        Fund. The Board noted that the Fund's        expenses), advised by AIM with investment
Senior Officer of the Fund, who is           performance in such periods was below the    strategies comparable to those of the
independent of AIM and AIM's affiliates,     median performance of such comparable        Fund; (ii) was lower than the advisory
is to manage the process by which the        funds. Based on this review and after        fee rate for an offshore fund for which
Fund's proposed management fees are          taking account of all of the other           an AIM affiliate serves as advisor with
negotiated to ensure that they are           factors that the Board considered in         investment strategies comparable to those
negotiated in a manner which is at arm's     determining whether to continue the          of the Fund; and (iii) was higher than
length and reasonable. To that end, the      Advisory Agreement for the Fund, the         the advisory fee rates for three
Senior Officer must either supervise a       Board concluded that no changes should be    unregistered pooled investment vehicles
competitive bidding process or prepare an    made to the Fund and that it was not         for which an AIM affiliate serves as
independent written evaluation. The          necessary to change the Fund's portfolio     advisor with investment strategies
Senior Officer has recommended an            management team at this time. However,       comparable to those of the Fund. The
independent written evaluation in lieu of    due to the Fund's under-performance, the     Board noted that AIM has agreed to limit
a competitive bidding process and, upon      Board also concluded that it would be        the Fund's total operating expenses, as
the direction of the Board, has prepared     appropriate for management and the Board     discussed below. Based on this review,
such an independent written evaluation.      to continue to closely monitor the           the Board concluded that the advisory fee
Such written evaluation also considered      performance of the Fund.                     rate for the Fund under the Advisory
certain of the factors discussed below.                                                   Agreement was fair and reasonable.
In addition, as discussed below, the         o The performance of the Fund relative to
Senior Officer made certain                  indices. The Board reviewed the              o Fees relative to those of comparable
recommendations to the Board in              performance of the Fund during the past      funds with other advisors. The Board
connection with such written evaluation.     one, three and five calendar years           reviewed the advisory fee rate for the
                                             against the performance of the Lipper        Fund under the Advisory Agreement. The
   The discussion below serves as a          Money Market Fund Index. The Board noted     Board compared effective contractual
summary of the Senior Officer's              that the Fund's performance for the three    advisory fee rates at a common asset
independent written evaluation and           and five year periods was comparable to      level and noted that the Fund's rate was
recommendations to the Board in              the performance of such Index and below      above the median rate of the funds
connection therewith, as well as a           such Index for the one year period. Based    advised by other advisors with investment
discussion of the material factors and       on this review and after taking account      strategies comparable to those of the
the conclusions with respect thereto that    of all of the other factors that the         Fund that the Board reviewed. The Board
formed the basis for the Board's approval    Board considered in determining whether      noted that AIM has agreed to limit the
of the Advisory Agreement. After             to continue the Advisory Agreement for       Fund's total operating expenses, as
consideration of all of the factors below    the Fund, the Board concluded that no        discussed below. Based on this review,
and based on its informed business           changes should be made to the Fund and       the Board concluded that the advisory fee
judgment, the Board determined that the      that it was not necessary to change the      rate for the Fund under the Advisory
Advisory Agreement is in the best            Fund's portfolio management team at this     Agreement was fair and reasonable.
interests of the Fund and its                time. However, due to the Fund's
shareholders and that the compensation to    under-performance, the Board also            o Expense limitations and fee waivers.
AIM under the Advisory Agreement is fair     concluded that it would be appropriate       The Board noted that AIM has
and reasonable and would have been           for management and the Board to continue     contractually agreed to waive fees and/or
obtained through arm's length                to closely monitor the performance of the    limit expenses of the Fund through April
negotiations.                                Fund.                                        30, 2006 so that total annual operating
                                                                                          expenses are limited to a specified
o The nature and extent of the advisory                                                   percentage of average daily net assets
services to be provided by AIM. The Board                                                 for each class of the Fund. The Board
reviewed the services to be provided by                                                   considered the contractual nature of this
AIM under the Advisory Agreement. Based                                                   fee waiver and noted that it remains in
on such review, the Board concluded that                                                  effect until April 30, 2006. The Board
the range of services to be provided by                                                   considered the effect this fee
AIM under the Advisory Agreement was                                                      waiver/expense limitation would have on
appropriate and that AIM currently is                                                     the Fund's estimated expenses and con-
providing services in accordance with the
terms of the Advisory Agreement.                                                                                        (continued)

AIM V.I. MONEY MARKET FUND


cluded that the levels of fee                o Independent written evaluation and         o Historical relationship between the
waivers/expense limitations for the Fund     recommendations of the Fund's Senior         Fund and AIM. In determining whether to
were fair and reasonable.                    Officer. The Board noted that, upon their    continue the Advisory Agreement for the
                                             direction, the Senior Officer of the Fund    Fund, the Board also considered the prior
o Breakpoints and economies of scale. The    had prepared an independent written          relationship between AIM and the Fund, as
Board reviewed the structure of the          evaluation in order to assist the Board      well as the Board's knowledge of AIM's
Fund's advisory fee under the Advisory       in determining the reasonableness of the     operations, and concluded that it was
Agreement, noting that it includes one       proposed management fees of the AIM          beneficial to maintain the current
breakpoint. The Board reviewed the level     Funds, including the Fund. The Board         relationship, in part, because of such
of the Fund's advisory fees, and noted       noted that the Senior Officer's written      knowledge. The Board also reviewed the
that such fees, as a percentage of the       evaluation had been relied upon by the       general nature of the non-investment
Fund's net assets, would decrease as net     Board in this regard in lieu of a            advisory services currently performed by
assets increase because the Advisory         competitive bidding process. In              AIM and its affiliates, such as
Agreement includes a breakpoint. The         determining whether to continue the          administrative, transfer agency and
Board noted that, due to the Fund's          Advisory Agreement for the Fund, the         distribution services, and the fees
current asset levels and the way in which    Board considered the Senior Officer's        received by AIM and its affiliates for
the advisory fee breakpoints have been       written evaluation and the recommendation    performing such services. In addition to
structured, the Fund has yet to benefit      made by the Senior Officer to the Board      reviewing such services, the trustees
from the breakpoint. The Board concluded     that the Board consider implementing a       also considered the organizational
that the Fund's fee levels under the         process to assist them in more closely       structure employed by AIM and its
Advisory Agreement therefore would           monitoring the performance of the AIM        affiliates to provide those services.
reflect economies of scale at higher         Funds. The Board concluded that it would     Based on the review of these and other
asset levels and that it was not             be advisable to implement such a process     factors, the Board concluded that AIM and
necessary to change the advisory fee         as soon as reasonably practicable.           its affiliates were qualified to continue
breakpoints in the Fund's advisory fee                                                    to provide non-investment advisory
schedule.                                    o Profitability of AIM and its               services to the Fund, including
                                             affiliates. The Board reviewed               administrative, transfer agency and
o Investments in affiliated money market     information concerning the profitability     distribution services, and that AIM and
funds. The Board also took into account      of AIM's (and its affiliates') investment    its affiliates currently are providing
the fact that uninvested cash and cash       advisory and other activities and its        satisfactory non-investment advisory
collateral from securities lending           financial condition. The Board considered    services.
arrangements (collectively, "cash            the overall profitability of AIM, as well
balances") of the Fund may be invested in    as the profitability of AIM in connection    o Other factors and current trends. In
money market funds advised by AIM            with managing the Fund. The Board noted      determining whether to continue the
pursuant to the terms of an SEC exemptive    that AIM's operations remain profitable,     Advisory Agreement for the Fund, the
order. The Board found that the Fund may     although increased expenses in recent        Board considered the fact that AIM, along
realize certain benefits upon investing      years have reduced AIM's profitability.      with others in the mutual fund industry,
cash balances in AIM advised money market    Based on the review of the profitability     is subject to regulatory inquiries and
funds, including a higher net return,        of AIM's and its affiliates' investment      litigation related to a wide range of
increased liquidity, increased               advisory and other activities and its        issues. The Board also considered the
diversification or decreased transaction     financial condition, the Board concluded     governance and compliance reforms being
costs. The Board also found that the Fund    that the compensation to be paid by the      undertaken by AIM and its affiliates,
will not receive reduced services if it      Fund to AIM under its Advisory Agreement     including maintaining an internal
invests its cash balances in such money      was not excessive.                           controls committee and retaining an
market funds. The Board noted that, to                                                    independent compliance consultant, and
the extent the Fund invests in affiliated    o Benefits of soft dollars to AIM. The       the fact that AIM has undertaken to cause
money market funds, AIM has voluntarily      Board considered the benefits realized by    the Fund to operate in accordance with
agreed to waive a portion of the advisory    AIM as a result of brokerage transactions    certain governance policies and
fees it receives from the Fund               executed through "soft dollar"               practices. The Board concluded that these
attributable to such investment. The         arrangements. Under these arrangements,      actions indicated a good faith effort on
Board further determined that the            brokerage commissions paid by other funds    the part of AIM to adhere to the highest
proposed securities lending program and      advised by AIM are used to pay for           ethical standards, and determined that
related procedures with respect to the       research and execution services. This        the current regulatory and litigation
lending Fund is in the best interests of     research may be used by AIM in making        environment to which AIM is subject
the lending Fund and its respective          investment decisions for the Fund. The       should not prevent the Board from
shareholders. The Board therefore            Board concluded that such arrangements       continuing the Advisory Agreement for the
concluded that the investment of cash        were appropriate.                            Fund.
collateral received in connection with
the securities lending program in the        o AIM's financial soundness in light of
money market funds according to the          the Fund's needs. The Board considered
procedures is in the best interests of       whether AIM is financially sound and has
the lending Fund and its respective          the resources necessary to perform its
shareholders.                                obligations under the Advisory Agreement,
                                             and concluded that AIM has the financial
                                             resources necessary to fulfill its
                                             obligations under the Advisory Agreement.

SCHEDULE OF INVESTMENTS

June 30, 2005
(Unaudited)


                                                           PAR
                                               MATURITY   (000)       VALUE
------------------------------------------------------------------------------
COMMERCIAL PAPER-34.84%(A)

ASSET-BACKED SECURITIES -- COMMERCIAL LOANS/
  LEASES-3.72%

Atlantis One Funding Corp. 3.15% (Acquired
  06/02/05; Cost $2,014,082)(b)                07/28/05   $2,024   $ 2,019,218
==============================================================================

ASSET-BACKED SECURITIES -- FULLY
  BACKED-16.29%

Blue Spice LLC (CEP-Deutsche Bank A.G.)
  3.22% (Acquired 05/25/04; Cost $991,674)(b)  08/26/05   1,000        994,986
------------------------------------------------------------------------------
Concord Minutemen Capitol Co.,
  LLC-Series A (Multi CEP's-Liberty Hampshire
  Co., LLC; agent)
  3.33% (Acquired 06/30/05; Cost
  $2,400,996)(b)                               07/18/05   2,405      2,401,218
------------------------------------------------------------------------------
Crown Point Capital Co., LLC-Series A (Multi
  CEP's-Liberty Hampshire Co., LLC; agent)
  3.19% (Acquired 05/18/05; Cost
  $1,983,721)(b)                               08/18/05   2,000      1,991,507
------------------------------------------------------------------------------
Legacy Capital Co., LLC (Multi CEP's-Liberty
  Hampshire Co., LLC; agent) 3.27% (Acquired
  06/07/05; Cost $1,886,278)(b)                09/06/05   1,902      1,890,425
------------------------------------------------------------------------------
  3.05% (Acquired 06/03/05; Cost $592,591)(b)  07/01/05     594        594,000
------------------------------------------------------------------------------
Picaros Funding LLC (CEP-KBC Bank N.V.)
  3.42% (Acquired 06/03/05; Cost $974,350)(b)  02/28/06   1,000        977,010
==============================================================================
                                                                     8,849,146
==============================================================================

ASSET-BACKED SECURITIES --
  MULTI-PURPOSE-5.69%

Edison Asset Securitization, LLC
  3.22% (Acquired 05/10/05; Cost
  $2,011,179)(b)                               09/07/05   2,033      2,020,635
------------------------------------------------------------------------------
Sheffield Receivables Corp.
  3.15% (Acquired 06/03/05; Cost
  $1,064,757)(b)                               07/29/05   1,070      1,067,379
==============================================================================
                                                                     3,088,014
==============================================================================

ASSET-BACKED SECURITIES -- STRUCTURED
  INVESTMENT VEHICLES/SECURITY
  ARBITRAGE-7.30%

Grampian Funding Ltd./LLC
  3.47% (Acquired 06/16/05; Cost $984,771)(b)  11/21/05   1,000        986,216
------------------------------------------------------------------------------
  3.49% (Acquired 06/13/05; Cost $982,647)(b)  12/09/05   1,000        984,392
------------------------------------------------------------------------------

                                                           PAR
                                               MATURITY   (000)       VALUE
------------------------------------------------------------------------------
ASSET-BACKED SECURITIES --
  STRUCTURED INVESTMENT
  VEHICLES/SECURITY
  ARBITRAGE-(CONTINUED)

Klio II Funding Ltd/Corp.
  3.23% (Acquired 06/17/05; Cost
  $1,994,617)(b)                               07/20/05  $2,000     $1,996,591
==============================================================================
                                                                     3,967,199
==============================================================================

INVESTMENT BANKING & BROKERAGE-1.84%

Morgan Stanley, Floating Rate
  3.30%(c)                                     10/12/05   1,000      1,000,000
==============================================================================
    Total Commercial Paper (Cost $18,923,577)                       18,923,577
==============================================================================

VARIABLE RATE DEMAND NOTES-15.08%(D)

INSURED-2.82%

Omaha (City of), Nebraska; Special Tax
  Redevelopment Taxable Series 2002 B RB,
  3.43%(e)(f)                                  02/01/13   1,530      1,530,000
==============================================================================

LETTER OF CREDIT-12.26%(G)

Albuquerque (City of), New Mexico (Ktech
  Corp. Project); Taxable Series 2002 IDR
  (LOC-Wells Fargo Bank N.A.),
  3.37%(f)                                     11/01/22   1,500      1,500,000
------------------------------------------------------------------------------
Corp. Finance Managers Inc.; Floating Rate
  Notes (LOC-Wells Fargo Bank N.A.)
  3.37%(f)                                     02/02/43   1,825      1,825,000
------------------------------------------------------------------------------
Dome Corp.; Floating Rate Notes (LOC-
  Wachovia Bank, N.A.)
  3.35% (Acquired 12/20/02; Cost
  $665,000)(b)(f)                              08/31/16     665        665,000
------------------------------------------------------------------------------
Folk Financial Services Inc.-Series A;
  Floating Rate Loan Program Notes
  (LOC-National City Bank)
  3.46%(f)                                     10/15/27      85         85,000
------------------------------------------------------------------------------
Moon (City of), Pennsylvania Industrial
  Development Authority (One Thorn Run Assoc.
  Project); Taxable Series 1995 B IDR
  (LOC-National City Bank) 3.42%(f)            11/01/15   1,385      1,385,000
------------------------------------------------------------------------------

                           AIM V.I. MONEY MARKET FUND


                                                           PAR
                                               MATURITY   (000)       VALUE
------------------------------------------------------------------------------
LETTER OF CREDIT-(CONTINUED)

North Carolina (State of) Roman Catholic
  Diocese of Charlotte; Series 2002 Floating
  Rate Bonds (LOC-Wachovia Bank, N.A.)
  3.34%(f)                                     05/01/14   $1,200   $ 1,200,000
==============================================================================
                                                                     6,660,000
==============================================================================
    Total Variable Rate Demand Notes (Cost
      $8,190,000)                                                    8,190,000
==============================================================================

ASSET-BACKED SECURITIES-4.62%

FULLY BACKED-1.84%

Racers Trust-Series 2004-6-MM, Floating Rate
  Notes (CEP-Lehman Brothers Holdings Inc.)
  3.28% (Acquired 04/13/04; Cost
  $1,000,000)(b)(h)                            11/22/05   1,000      1,000,000
==============================================================================

STRUCTURED-2.78%

Residential Mortgage Securities (United
  Kingdom)-Series 17A, Class A-1, Floating
  Rate Bonds
  3.22% (Acquired 02/10/05; Cost
  $1,509,795)(b)(h)                            02/14/06   1,510      1,509,795
==============================================================================
    Total Asset-Backed Securities (Cost
      $2,509,795)                                                    2,509,795
==============================================================================
FUNDING AGREEMENTS-3.68%

New York Life Insurance Co.
  3.19% (Acquired 04/06/05; Cost
  $2,000,000)(b)(h)(i)                         04/05/06   2,000      2,000,000
==============================================================================
MASTER NOTE AGREEMENTS-3.68%

Merrill Lynch Mortgage Capital, Inc.
  3.58% (Acquired 04/21/05; Cost
  $2,000,000)(b)(c)(j)(k)(l)                        --    2,000      2,000,000
==============================================================================
MEDIUM-TERM NOTES-1.29%

MetLife Global Funding I, Floating Rate
  Global MTN (Cost $700,429) 3.39% (Acquired
  11/10/04; Cost $700,525)(b)(h)               07/28/06     700        700,429
==============================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $34,323,801)                                34,323,801
==============================================================================

                                                           PAR
                                               MATURITY   (000)       VALUE
------------------------------------------------------------------------------

REPURCHASE AGREEMENTS-36.87%

Banc of America Securities LLC
  3.42%(m)                                     07/01/05   $2,000   $ 2,000,000
------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York Branch
  (Canada)
  3.38%(n)                                     07/01/05   $2,000     2,000,000
------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  3.35%(o)                                     07/01/05   2,028      2,027,507
------------------------------------------------------------------------------
Citigroup Global Markets Inc.
  3.42%(p)                                     07/01/05   2,000      2,000,000
------------------------------------------------------------------------------
Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  3.35%(q)                                     07/01/05   2,000      2,000,000
------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch
  (Germany)
  3.45%(r)                                     07/01/05   2,000      2,000,000
------------------------------------------------------------------------------
Goldman, Sachs & Co.
  3.43%(s)                                     07/01/05   2,000      2,000,000
------------------------------------------------------------------------------
Greenwich Capital Markets, Inc.-New York
  Branch (United Kingdom) 3.42%(t)             07/01/05   2,000      2,000,000
------------------------------------------------------------------------------
Morgan Stanley & Co., Inc.
  3.42%(u)                                     07/01/05   2,000      2,000,000
------------------------------------------------------------------------------
Wachovia Securities, Inc.
  3.40%(v)                                     07/01/05   2,000      2,000,000
==============================================================================
Total Repurchase Agreements (Cost
  $20,027,507)                                                      20,027,507
==============================================================================
TOTAL INVESTMENTS-100.06% (Cost
  $54,351,308)(w)                                                   54,351,308
==============================================================================
OTHER ASSETS LESS LIABILITIES-(0.06%)                                  (30,605)
==============================================================================
NET ASSETS-100.00%                                                 $54,320,703
______________________________________________________________________________
==============================================================================

Investment Abbreviations:

ABS     - Asset Backed Security
CEP     - Credit Enhancement Provider
IDR     - Industrial Development Revenue Bonds
LOC     - Letter of Credit
MTN     - Medium Term Notes
RB      - Revenue Bonds
Unsec.  - Unsecured

                           AIM V.I. MONEY MARKET FUND

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. Unless otherwise indicated, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at June 30, 2005 was $25,798,801, which represented 47.49% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) Interest rate is redetermined daily. Rate shown is the rate in effect on June 30, 2005.
(d) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
(e) Principal and/or interest payments are secured by bond insurance provided by Ambac Assurance Corp.
(f) Interest rate is redetermined weekly. Rate shown is the rate in effect on June 30, 2005.
(g) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(h) Interest rate is redetermined monthly. Rate shown is the rate in effect on June 30, 2005.
(i) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities. The market value of this security considered illiquid at June 30, 2005 represented 3.68% of the Fund's Net Assets.
(j) The Investments are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(k) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based on the timing of the demand.
(l) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.
(m) Joint repurchase agreement entered into 06/30/05 with a maturing value of $1,000,095,000. Collateralized by $1,025,759,775 U.S. Government
    obligations, 5.00% due 05/01/35 with a market value at 06/30/05 of $1,020,000,000. The amount to be received upon repurchase by the Fund is $2,000,190.
(n) Joint repurchase agreement entered into 06/30/05 with a maturing value of $250,023,438. Collateralized by $251,760,000 U.S. Government obligations, 2.38% to 5.25% due 04/05/06 to 10/15/14 with an aggregate market value at 06/30/05 of $255,000,062. The amount to be received upon repurchase by the Fund is $2,000,188.
(o) Joint repurchase agreement entered into 06/30/05 with a maturing value of $1,000,094,444. Collateralized by $1,034,591,997 U.S. Government
    obligations, 0% to 6.50% due 02/01/20 to 05/01/38 with an aggregate market value at 06/30/05 of $1,020,000,000. The amount to be received upon repurchase by the Fund is $2,027,698.
(p) Joint repurchase agreement entered into 06/30/05 with a maturing value of $500,047,500. Collateralized by $504,386,971 U.S. Government obligations, 3.10% to 7.50% due 12/01/09 to 06/01/35 with an aggregate market value at 06/30/05 of $510,000,000. The amount to be received upon repurchase by the Fund is $2,000,190.
(q) Joint repurchase agreement entered into 06/30/05 with a maturing value of $250,023,264. Collateralized by $425,080,000 U.S. Government obligations, 0% due 11/01/05 to 06/23/33 with an aggregate market value at 06/30/05 of $255,004,545. The amount to be received upon repurchase by the Fund is $2,000,186.
(r) Joint repurchase agreement entered into 06/30/05 with a maturing value of $1,000,095,833. Collateralized by $1,000,455,599 U.S. Government
    obligations, 2.81% to 7.50% due 02/01/08 to 12/15/44 with an aggregate market value at 06/30/05 of $1,020,000,000. The amount to be received upon repurchase by the Fund is $2,000,192.
(s) Joint repurchase agreement entered into 06/30/05 with a maturing value of $500,047,639. Collateralized by $504,818,776 U.S. Government obligations, 4.50% to 6.00% due 02/01/13 to 06/01/35 with an aggregate market value at 06/30/05 of $510,000,001. The amount to be received upon repurchase by the Fund is $2,000,191.
(t) Joint repurchase agreement entered into 06/30/05 with a maturing value of $500,047,500. Collateralized by $501,740,555 U.S. Government obligations, 2.65% to 5.90% due 06/01/18 to 07/01/35 with an aggregate market value at 06/30/05 of $510,003,198. The amount to be received upon repurchase by the Fund is $2,000,190.
(u) Joint repurchase agreement entered into 06/30/05 with a maturing value of $500,047,500. Collateralized by $500,346,640 U.S. Government obligations, 3.34% to 11.00% due 12/01/05 to 01/01/41 with an aggregate market value at 06/30/05 of $513,540,500. The amount to be received upon repurchase by the Fund is $2,000,190.
(v) Joint repurchase agreement entered into 06/30/05 with a maturing value of $500,047,222. Collateralized by $501,504,139 U.S. Government obligations, 3.51% to 6.26% due 06/15/11 to 10/15/44 with an aggregate market value at 06/30/05 of $510,003,875. The amount to be received upon repurchase by the Fund is $2,000,189.
(w) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.
                           AIM V.I. MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005
(Unaudited)

ASSETS:

Investments, excluding repurchase agreements,
  at value (cost $34,323,801)                    $34,323,801
------------------------------------------------------------
Repurchase agreements (cost $20,027,507)          20,027,507
============================================================
     Total investments (cost $54,351,308)         54,351,308
============================================================
Receivables for:
  Fund shares sold                                       478
------------------------------------------------------------
  Interest                                            53,879
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                40,240
------------------------------------------------------------
Other assets                                           2,535
____________________________________________________________
============================================================
     Total assets                                 54,448,440
____________________________________________________________
============================================================


LIABILITIES:

Payables for:
  Fund shares reacquired                              22,822
------------------------------------------------------------
  Trustee deferred compensation and retirement
     plans                                            45,529
------------------------------------------------------------
Accrued administrative services fees                  46,232
------------------------------------------------------------
Accrued distribution fees--Series II                   3,079
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                               114
------------------------------------------------------------
Accrued operating expenses                             9,961
============================================================
     Total liabilities                               127,737
============================================================
Net assets applicable to shares outstanding      $54,320,703
____________________________________________________________
============================================================


NET ASSETS CONSIST OF:

  Shares of beneficial interest                  $54,314,359
============================================================
  Undistributed net investment income                  6,344
____________________________________________________________
============================================================
                                                 $54,320,703
____________________________________________________________
============================================================


NET ASSETS:

Series I                                         $50,306,770
____________________________________________________________
============================================================
Series II                                        $ 4,013,933
____________________________________________________________
============================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Series I                                          50,305,376
____________________________________________________________
============================================================
Series II                                          4,013,901
____________________________________________________________
============================================================
Series I:
  Net asset value per share                      $      1.00
____________________________________________________________
============================================================
Series II:
  Net asset value per share                      $      1.00
____________________________________________________________
============================================================


STATEMENT OF OPERATIONS

For the six months ended June 30, 2005
(Unaudited)

INVESTMENT INCOME:

Interest                                           $789,966
===========================================================

EXPENSES:

Advisory fees                                       113,530
-----------------------------------------------------------
Administrative services fees                         77,355
-----------------------------------------------------------
Custodian fees                                        1,862
-----------------------------------------------------------
Distribution fees--Series II                          6,413
-----------------------------------------------------------
Transfer agent fees                                   2,629
-----------------------------------------------------------
Trustees' and officer's fees and benefits             7,416
-----------------------------------------------------------
Professional services fees                           16,236
-----------------------------------------------------------
Other                                                 6,650
===========================================================
    Total expenses                                  232,091
===========================================================
Net investment income                               557,875
===========================================================
Net increase in net assets resulting from
  operations                                       $557,875
___________________________________________________________
===========================================================

See accompanying notes which are an integral part of the financial statements.
                           AIM V.I. MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2005 and the year ended December 31, 2004 (Unaudited)

                                                               JUNE 30,      DECEMBER 31,
                                                                 2005            2004
-----------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   557,875    $    461,065
=========================================================================================
Distributions to shareholders from net investment income:
  Series I                                                       (513,547)       (436,246)
-----------------------------------------------------------------------------------------
  Series II                                                       (44,328)        (24,819)
=========================================================================================
  Decrease in net assets resulting from distributions            (557,875)       (461,065)
=========================================================================================
Share transactions-net:
  Series I                                                     (3,700,445)    (23,498,214)
-----------------------------------------------------------------------------------------
  Series II                                                    (2,062,227)      3,693,695
=========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (5,762,672)    (19,804,519)
=========================================================================================
    Net increase (decrease) in net assets                      (5,762,672)    (19,804,519)
=========================================================================================

NET ASSETS:

  Beginning of period                                          60,083,375      79,887,894
=========================================================================================
  End of period (including undistributed net investment
    income of $6,344 and $6,344, respectively)                $54,320,703    $ 60,083,375
_________________________________________________________________________________________
=========================================================================================

See accompanying notes which are an integral part of the financial statements.
                           AIM V.I. MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Money Market Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty-eight separate portfolios. The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products"). Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise stated.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly to separate accounts of participating insurance companies. Distributions from net realized gain, if any, are generally paid annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

                           AIM V.I. MONEY MARKET FUND

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $250 million                                            0.40%
--------------------------------------------------------------------
Over $250 million                                             0.35%
____________________________________________________________________
====================================================================


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets, through April 30, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. AIM did not waive fees and/or reimburse expenses during the period under this expense limitation.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2005, AMVESCAP's expense reimbursement was less than $100.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2005, AIM was paid $24,795 for accounting and fund administrative services and reimbursed $52,560 services provided by insurance companies.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. For the six months ended June 30, 2005, the Fund paid AISI $2,629.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. Pursuant to the Plan, for the six months ended June 30, 2005, the Series II shares paid $6,413.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee of the Fund who is not an "interested person" of the AIM Funds. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    In addition to the above, "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to the Senior Officer of the AIM Funds.

    During the six months ended June 30, 2005, the Fund paid legal fees of $2,067 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended June 30, 2005.

                           AIM V.I. MONEY MARKET FUND

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of December 31, 2004.

NOTE 6--SHARE INFORMATION

                                           CHANGES IN SHARES OUTSTANDING(A)
-----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                       JUNE 30,                    DECEMBER 31,
                                                                         2005                          2004
                                                              --------------------------    ---------------------------
                                                                SHARES         AMOUNT         SHARES          AMOUNT
-----------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                     44,521,449    $44,521,449     30,161,445    $ 30,161,445
-----------------------------------------------------------------------------------------------------------------------
  Series II                                                     5,887,234      5,887,234     13,875,916      13,875,916
=======================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                        513,562        513,562        436,232         436,232
-----------------------------------------------------------------------------------------------------------------------
  Series II                                                        44,329         44,329         24,822          24,822
=======================================================================================================================
Reacquired:
  Series I                                                    (48,735,456)   (48,735,456)   (54,095,891)    (54,095,891)
-----------------------------------------------------------------------------------------------------------------------
  Series II                                                    (7,993,790)    (7,993,790)   (10,207,043)    (10,207,043)
=======================================================================================================================
                                                               (5,762,672)   $(5,762,672)   (19,804,519)   $(19,804,519)
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a) There are two entities that are record owners of more than 5% of the outstanding shares of the Fund and in aggregate they own 90% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with those entities, whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related in the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.

                           AIM V.I. MONEY MARKET FUND

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                          SERIES I
                                                           ----------------------------------------------------------------------
                                                           SIX MONTHS
                                                            ENDED                          YEAR ENDED DECEMBER 31,
                                                           JUNE 30,         -----------------------------------------------------
                                                             2005            2004       2003        2002        2001       2000
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $  1.00         $  1.00    $  1.00    $   1.00    $   1.00    $  1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                        0.01            0.01       0.01        0.01        0.04       0.06
---------------------------------------------------------------------------------------------------------------------------------
Less distributions from net investment income                 (0.01)          (0.01)     (0.01)      (0.01)      (0.04)     (0.06)
=================================================================================================================================
Net asset value, end of period                              $  1.00         $  1.00    $  1.00    $   1.00    $   1.00    $  1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                                0.99%           0.69%      0.58%       1.19%       3.61%      5.83%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $50,307         $54,008    $77,505    $119,536    $128,277    $73,864
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                        0.80%(b)        0.75%      0.66%       0.67%       0.64%      0.71%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net assets           1.99%(b)        0.67%      0.59%       1.18%       3.36%      5.66%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(b) Ratios are annualized and based on average daily net assets of $52,061,967.

                                                                                         SERIES II
                                                              ----------------------------------------------------------------
                                                                                                             DECEMBER 16, 2001
                                                              SIX MONTHS                                        (DATE SALES
                                                                ENDED           YEAR ENDED DECEMBER 31,        COMMENCED) TO
                                                               JUNE 30,        --------------------------      DECEMBER 31,
                                                                 2005           2004      2003      2002           2001
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 1.00         $ 1.00    $ 1.00    $ 1.00         $ 1.00
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.01           0.00      0.00      0.01           0.00
------------------------------------------------------------------------------------------------------------------------------
Less distributions from net investment income                    (0.01)         (0.00)    (0.00)    (0.01)         (0.00)
==============================================================================================================================
Net asset value, end of period                                  $ 1.00         $ 1.00    $ 1.00    $ 1.00         $ 1.00
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(a)                                                   0.87%          0.44%     0.33%     0.93%          0.05%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $4,014         $6,076    $2,382    $7,831         $  997
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets                           1.05%(b)       1.00%     0.91%     0.92%          0.89%(c)
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of net investment income to average net assets              1.74%(b)       0.42%     0.34%     0.93%          3.11%(c)
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(b) Ratios are annualized and based on average daily net assets of $5,173,293.
(c)  Annualized.

NOTE 8--CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS

On December 1, 2004, the Audit Committee (the "Audit Committee") of the Board of Trustees (the "Board") of the Trust appointed PricewaterhouseCoopers LLP ("PWC") as the independent registered public accounting firm of the Fund for the fiscal year ending December 31, 2005. Such appointment was reviewed and approved by the Independent Trustees of the Board. Tait, Weller & Baker ("TAIT") was the Fund's independent registered public accounting firm for the prior reporting period. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds with December 31 year ends. on May 5, 2005, the Trust obtained a formal resignation from TAIT as the independent registered public accounting firm of the Fund.

  TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction would have caused TAIT to make reference to that matter in connection with such reports.

                           AIM V.I. MONEY MARKET FUND

NOTE 9--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) is being created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI agreed to create a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec.. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

  - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate.

                           AIM V.I. MONEY MARKET FUND

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

                           AIM V.I. MONEY MARKET FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
                                  President                                     Suite 100
Frank S. Bayley                                                                 Houston, TX 77046-1173
                                  Mark H. Williamson
James T. Bunch                    Executive Vice President                      INVESTMENT ADVISOR
                                                                                A I M Advisors, Inc.
Bruce L. Crockett                 Lisa O. Brinkley                              11 Greenway Plaza
Chair                             Senior Vice President and Chief Compliance    Suite 100
                                  Officer                                       Houston, TX 77046-1173
Albert R. Dowden
                                  Russell C. Burk                               TRANSFER AGENT
Edward K. Dunn Jr.                Senior Vice President (Senior Officer)        AIM Investment Services, Inc.
                                                                                P.O. Box 4739
Jack M. Fields                    Kevin M. Carome                               Houston, TX 77210-4739
                                  Senior Vice President, Secretary and Chief
Carl Frischling                   Legal Officer                                 CUSTODIAN
                                                                                The Bank of New York
Robert H. Graham                  Sidney M. Dilgren                             2 Hanson Place
                                  Vice President and Treasurer                  Brooklyn, NY 11217-1431
Gerald J. Lewis
                                  Robert G. Alley                               COUNSEL TO THE FUND
Prema Mathai-Davis                Vice President                                Foley & Lardner LLP
                                                                                3000 K N.W., Suite 500
Lewis F. Pennock                  J. Philip Ferguson                            Washington, D.C. 20007-5111
                                  Vice President
Ruth H. Quigley                                                                 COUNSEL TO THE INDEPENDENT TRUSTEES
                                  Mark D. Greenberg                             Kramer, Levin, Naftalis & Frankel LLP
Larry Soll                        Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
Mark H. Williamson                William R. Keithler
                                  Vice President                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                  Karen Dunn Kelley                             11 Greenway Plaza
                                  Vice President                                Suite 100
                                                                                Houston, TX 77046-1173

                           AIM V.I. MONEY MARKET FUND

                                                    AIM V.I. PREMIER EQUITY FUND
                                Semiannual Report to Shareholders o June 30,2005


      AIM V.I. PREMIER EQUITY FUND seeks to achieve long-term growth of capital.
                                                Income is a secondary objective.


UNLESS OTHERWISE STATED, INFORMATION PRESENTED IN THIS REPORT IS AS OF JUNE 30,2005,AND IS BASED ON TOTAL NET ASSETS.

================================================================================

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or 1-800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-7452 and 33-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 1-800-410-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30,2005,is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS AND VARIABLE PRODUCT PROSPECTUS, WHICH CONTAIN MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ EACH CAREFULLY BEFORE INVESTING.

================================================================================

[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                         --Registered Trademark--

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIM V.I. PREMIER EQUITY FUND


MANAGEMENT'S DISCUSSION                                                                      The growth team uses quantitative and
OF FUND PERFORMANCE                                                                       fundamental analysis to identify
=====================================================================================     companies generating sustainable,
                                                                                          above-average earnings and cash flow
PERFORMANCE SUMMARY                          ========================================     growth that is not fully reflected in
                                                                                          investor expectations or equity
Large-cap stocks either gave up ground       FUND VS. INDEXES                             valuations. Quantitative analysis
or were virtually stalled for the six                                                     focuses on the level, growth rate and
months ended June 30, 2005. For the broad    TOTAL RETURNS,12/31/04-6/30/05,EXCLUDING     sustainability of earnings, revenue and
equity market, the period was comprised      VARIABLE PRODUCT ISSUER CHARGES. IF          cash flow. Fundamental analysis seeks to
of one quarter of negative returns and       VARIABLE PRODUCT ISSUER CHARGES WERE         understand a company's drivers of
one quarter of positive returns,             INCLUDED, RETURNS WOULD BE LOWER.            success and to assess their durability.
resulting in little or no progress.                                                       The growth team's sell process seeks to
                                             Series I Shares                    -0.52%    identify deterioration in the underlying
   The Fund's performance was in line with                                                reasons a stock was initially purchased.
the performance of the S&P 500 Index,        Series II Shares                   -0.66     Conditions that may cause us to sell a
the index that is both its broad market                                                   stock include deteriorating business
index and its style-specific index.          Standard & Poor's Composite Index            prospects, slowing earnings growth, an
                                              of 500 Stocks (S&P 500 Index)               extended valuation or a more attractive
                                              (Broad Market Index and                     opportunity in another security.
                                              Style-specific Index)             -0.81
                                                                                             Our portfolio is a well-diversified,
                                             Lipper Large-Cap Core Fund Index             large-cap core fund of 125 to 200 stocks
                                              (Peer Group Index)                -1.01     with the majority of holdings allocated
                                                                                          to core holdings and lesser amounts
                                             SOURCE: LIPPER, INC.                         allocated to value and growth holdings.
                                                                                          We strive to manage risk through the
                                             ========================================     large number of holdings and our
=====================================================================================     diversified exposure to a broad variety
                                                                                          of industries across the value-to-growth
HOW WE INVEST                                   The value team capitalizes on the         continuum.
                                             fact that stock prices are more volatile
We combine core, value and growth            than business values and seeks to invest     MARKET CONDITIONS AND YOUR FUND
disciplines to provide return potential      when a significant difference exists
in a variety of markets. Each team           between a stock's market price and their     During the first three months of 2005,
manages its respective discipline            estimate of the company's intrinsic          domestic equity markets failed to gain
independently.                               value. (Estimated intrinsic value is a       consistent traction despite continued
                                             value determined by the business's           growth in the U.S gross domestic
   The core team identifies growing          estimated future cash flows and is           product. Investors worried that rising
companies whose stock prices may be          independent of the stock market.) The        energy prices and interest rates would
experiencing some near-term distress.        team considers selling a stock to            have a negative impact on economic
Applying rigorous fundamental research       capitalize on a more attractive              growth and inflation.
focusing on cash flow analysis, the team     opportunity, if a stock is trading
identifies companies with management         significantly above estimated intrinsic
teams capable of weathering any              value, or if there is a permanent,
near-term challenges while successfully      fundamental deterioration resulting in
generating improving levels of free cash     reduced intrinsic value with inadequate
flow. The team considers selling a stock     upside potential or unexpected
when a price target is exceeded, there       deterioration in financial strength.
is deterioration in fundamentals or a
more compelling opportunity exists.

========================================     ========================================     ========================================
PORTFOLIO COMPOSITION                        TOP 10 INDUSTRIES*                           TOP 10 EQUITY HOLDINGS*

By sector                                     1. Pharmaceuticals                  9.2%     1. Tyco International Ltd. (Bermuda) 2.9%

 1. Health Care                    18.4%      2. Oil & Gas Equipment & Services   4.4      2. Microsoft Corp.                   1.9

 2. Information Technology         18.0       3. Systems Software                 4.2      3. Waste Management, Inc.            1.9

 3. Financials                     14.1       4. Industrial Conglomerates         4.2      4. Kroger Co. (The)                  1.6

 4. Industrials                    10.8       5. Property & Casualty Insurance    3.9      5. Computer Associates
                                                                                              International, Inc.               1.6
 5. Consumer Discretionary         10.8       6. Integrated Oil & Gas             3.9
                                                                                           6. Citigroup Inc.                    1.4
 6. Energy                         10.5       7. Packaged Foods & Meats           3.5
                                                                                           7. Merck & Co. Inc.                  1.4
 7. Consumer Staples                8.8       8. Semiconductors                   3.1
                                                                                           8. BJ Services Co.                   1.3
 8. Materials                       1.7       9. Managed Health Care              2.9
                                                                                           9. HCA Inc.                          1.3
 9. Utilities                       1.1      10. Investment Banking & Brokerage   2.9
                                                                                          10. First Data Corp.                  1.3
10. Telecommunication Services      0.9
                                                 TOTAL NET ASSETS       $1.55 BILLION
Money Market Funds
Plus Other Assets Less Liabilities  4.9          TOTAL NUMBER OF HOLDINGS*        142

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*Excluding money market fund holdings.

========================================     ========================================     ========================================

AIM V.I. PREMIER EQUITY FUND

   Crude oil prices remained high during      in the S&P 500 and other major indexes.      investment disciplines in one core fund,
the second quarter, but stocks performed      Disappointments in key holdings, as well     we can provide return potential in a
relatively well--although not well            as the negative performance of the           variety of markets. Thank you for your
enough to overcome the poor performance       sector in general, detracted from Fund       investment in AIM V.I. Premier Equity
of the first quarter. Accordingly, major      performance for the period.                  Fund.
domestic equity indexes produced either
low single-digit or negative returns for         IT holding IBM has steered its future     The views and opinions expressed in
the six-month period.                         direction to focus on software               management's discussion of Fund
                                              integration and outsourcing. The             performance are those of A I M Advisors,
   This reporting period provided a           company's experience in working with         Inc. These views and opinions are
clear example of the Fund benefiting          multiple platforms enables it to compete     subject to change at any time based on
from the inclusion of the growth and          for projects involving virtually all         factors such as market and economic
value disciplines. This occurred in the       types of software. Even so, because of       conditions. These views and opinions may
health care sector, which was our             disappointing capital expenditures in IT     not be relied upon as investment advice
largest sector weighting and provided         and IBM's difficulty in closing deals in     or recommendations, or as an offer for a
the largest contribution to Fund              countries with soft economic conditions,     particular security. The information is
performance. The Fund's health care           the company's earnings announcement in       not a complete analysis of every aspect
stocks outperformed the health care           April disappointed investors. As we          of any market, country, industry,
sector in the benchmark. Several health       believe the market overreacted to IBM's      security or the Fund. Statements of fact
care stocks in particular, namely HCA,        announcement, we continued to hold this      are from sources considered reliable,
Wellpoint and Alcon, all owned at             stock at period-end.                         but A I M Advisors, Inc. makes no
period-end, were top contributors to                                                       representation or warranty as to their
Fund performance. Each of these stocks           After a strong showing in 2004,           completeness or accuracy. Although
was selected by either the growth team        industrials stocks generally suffered        historical performance is no guarantee
or the value team, so our diversified         during the period. This was primarily        of future results, these insights may
investment styles worked well in              because investors fled to other sectors,     help you understand our investment
enhancing performance.                        fearing that the industrial expansion of     management philosophy.
                                              the last two years might be running out
   The improving job market during the        of steam. However, capital spending is                         RONALD S. SLOAN,
period helped performance for HCA and         expected to gain momentum in the second                        Chartered Financial
Wellpoint. Additional jobs mean more          half of the year as companies deploy              [SLOAN       Analyst, senior
employers providing health care               cash from profit growth. We believe that           PHOTO]      portfolio manager, is
benefits, enlarging the pool of insured       companies in the sector remain                                 lead portfolio manager
patients in general and increasing the        attractive because of their ability to                         of AIM V.I. Premier
number of patients willing to undergo         generate cash flow, the weakness of the      Equity Fund. Mr. Sloan has 34 years of
elective surgery. HCA, one of the top         dollar and their leverage to U.S.            experience in the investment industry.
hospital operators in the U.S.,               economic growth.                             He joined AIM in 1998. Mr. Sloan
benefited from increased admissions and                                                    attended the University of Missouri,
surgeries. After experiencing                    In its earnings report in May,            where he received both a B.S. in
better-than-expected first-quarter            industrials holding Tyco noted that it       business administration and an M.B.A.
results, HCA revised earnings estimates       had used $1.5 billion of its cash to
upward for the remainder of 2005.             repurchase convertible debt securities.                        LANNY H. SACHNOWITZ,
                                              This generated a one-time charge that                          senior portfolio
   Health benefits company Wellpoint          adversely affected earnings. Since Tyco        [SACHNOWITZ     manager, is portfolio
operates the Blue Cross and Blue Shield       began repurchasing its convertible                PHOTO]       manager of AIM V.I.
plans. An increase in insured patients        securities late in 2004, it has reduced                        Premier Equity Fund.
benefited Wellpoint's performance. Also       diluted shares outstanding by 76 million                       Mr. Sachnowitz joined
of benefit was Wellpoint's ability to         shares. We believe that this represents      AIM in 1987. He received a B.S. in
negotiate a lower rate of industry cost       good stewardship of cash, and at             finance from the University of Southern
increases. In addition to reporting           period-end, we remained confident in the     California and he received his M.B.A
strong financial results for                  group of large-market-share businesses       from the University of Houston.
first-quarter 2005, the company declared      that comprise Tyco.
a two-for-one stock split.                                                                                   BRET W. STANLEY,
                                              IN CLOSING                                                     Chartered Financial
   The energy sector also contributed to                                                       [STANLEY      Analyst, senior
performance. Our overweight position and      We have positioned the Fund in a way we            PHOTO]      portfolio manager, is
your Fund's strong, double-digit returns      believe can provide a better store of                          portfolio manager of
in the sector helped compensate for           value during difficult periods. This                           AIM V.I. Premier
disappointing returns in other sectors.       difference may be small in a six-month       Equity Fund. Mr. Stanley has 16 years of
                                              period, but we work earnestly to provide     experience in the investment industry.
   The Fund's second-largest sector           more stable, consistent results over         He joined AIM in 1998. Mr. Stanley
weighting was in information technology       time to help investors offset the            attended the University of Texas, where
(IT). Largely because corporations            volatility of their more aggressive          he received his B.B.A in finance and the
failed to deploy the capital                  investments. We believe that by              University of Houston, where he earned
expenditures in IT that had been              incorporating three                          his M.S. in finance.
expected in 2005, the sector produced
negative returns                                                                           Assisted by the Mid/Large Cap Core Team,
                                                                                           Large Cap Growth Team and Basic Value
                                                                                           Team

                                                                                                    [RIGHT ARROW GRAPHIC]

                                                                                           FOR A DISCUSSION OF RISKS OF INVESTING
                                                                                           IN YOUR FUND, INDEXES USED IN THIS
                                                                                           REPORT AND YOUR FUND'S LONG-TERM
                                                                                           PERFORMANCE, PLEASE TURN THE PAGE.

AIM V.I. PREMIER EQUITY FUND

YOUR FUND'S LONG-TERM PERFORMANCE

========================================     Series II shares invest in the same          Fund and are not intended to reflect
AVERAGE ANNUAL TOTAL RETURNS                 portfolio of securities and will have        actual variable product values. They do
As of 6/30/05                                substantially similar performance,           not reflect sales charges, expenses and
                                             except to the extent that expenses borne     fees assessed in connection with a
SERIES I SHARES                              by each class differ.                        variable product. Sales charges,
Inception (5/5/93)                 8.61%                                                  expenses and fees, which are determined
10 Years                           6.30         The performance data quoted represent     by the variable product issuers, will
 5 Years                          -7.24      past performance and cannot guarantee        vary and will lower the total return.
 1 Year                            3.99      comparable future results; current
                                             performance may be lower or higher.             Per NASD requirements, the most
SERIES II SHARES                             Please contact your variable product         recent month-end performance data at the
10 Years                           6.04%     issuer or financial advisor for the most     Fund level, excluding variable product
 5 Years                          -7.46      recent month-end variable product            charges, is available on this AIM
 1 Year                            3.77      performance. Performance figures reflect     automated information line,
========================================     Fund expenses, reinvested distributions      866-702-4402. As mentioned above, for
                                             and changes in net asset value.              the most recent month-end performance
Returns since the inception date of          Investment return and principal value        including variable product charges,
Series II shares are historical. All         will fluctuate so that you may have a        please contact your variable product
other returns are the blended returns of     gain or loss when you sell shares.           issuer or financial advisor.
the historical performance of Series II
shares since their inception and the            AIM V.I. Premier Equity Fund, a
restated historical performance of           series portfolio of AIM Variable
Series I shares (for periods prior to        Insurance Funds, is currently offered
inception of Series II shares) adjusted      through insurance companies issuing
to reflect the higher Rule 12b-1 fees        variable products. You cannot purchase
applicable to the Series II shares. The      shares of the Fund directly. Performance
inception date of Series II shares is        figures given represent the
September 19, 2001. Series I and


PRINCIPAL RISKS OF INVESTING IN THE FUND     ABOUT INDEXES USED IN THIS REPORT            OTHER INFORMATION

The Fund may invest up to 25% of its         The unmanaged Standard & Poor's              The returns shown in the management's
assets in the securities of non-U.S.         Composite Index of 500 Stocks (the S&P       discussion of Fund performance are based
issuers. International investing             500--Registered Trademark-- INDEX) is an     on net asset values calculated for
presents certain risks not associated        index of common stocks frequently used       shareholder transactions. Generally
with investing solely in the United          as a general measure of U.S. stock           accepted accounting principles require
States. These include risks relating to      market performance.                          adjustments to be made to the net assets
fluctuations in the value of the U.S.                                                     of the Fund at period end for financial
dollar relative to the values of other          The unmanaged LIPPER LARGE-CAP CORE       reporting purposes, and as such, the net
currencies, the custody arrangements         FUND INDEX represents an average of the      asset values for shareholder
made for the Fund's foreign holdings,        performance of the 30 largest                transactions and the returns based on
differences in accounting, political         large-capitalization core equity funds       those net asset values may differ from
risks and the lesser degree of public        tracked by Lipper, Inc., an independent      the net asset values and returns
information required to be provided by       mutual fund performance monitor.             reported in the Financial Highlights.
non-U.S. companies.                                                                       Additionally, the returns and net asset
                                                The Fund is not managed to track the      values shown throughout this report are
   The Fund's investments in different,      performance of any particular index,         at the Fund level only and do not
independently managed investment             including the indexes defined here, and      include variable product issuer charges.
disciplines create allocation risk,          consequently, the performance of the         If such charges were included, the total
which is the risk that the allocation of     Fund may deviate significantly from the      returns would be lower.
investments among core, growth and value     performance of the indexes.
companies may have a more significant                                                        Industry classifications used in this
effect on the Fund's net asset value            A direct investment cannot be made in     report are generally according to the
when one of these disciplines is             an index. Unless otherwise indicated,        Global Industry Classification Standard,
performing more poorly than the others.      index results include reinvested             which was developed by and is the
The active rebalancing of the Fund among     dividends, and they do not reflect sales     exclusive property and a service mark of
these investment disciplines may result      charges. Performance of an index of          Morgan Stanley Capital International
in increased transaction costs.              funds reflects fund expenses;                Inc. and Standard & Poor's.
                                             performance of a market index does not.
   The independent management of the
three discipline sections may also
result in adverse tax consequences if
the portfolio managers responsible for
the Fund's three investment disciplines
effect transactions in the same security
on or about the same time.

AIM V.I. PREMIER EQUITY FUND


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      ACTUAL EXPENSES                              actual return. The Fund's actual
                                                                                          cumulative total returns at net asset
As a shareholder of the Fund, you incur      The table below provides information         value after expenses for the six months
ongoing costs, including management          about actual account values and actual       ended June 30, 2005, appear in the table
fees; distribution and/or service fees       expenses. You may use the information in     "Fund vs. Indexes" on the first page of
(12b-1); and other Fund expenses. This       this table, together with the amount you     management's discussion of Fund
example is intended to help you              invested, to estimate the expenses that      performance.
understand your ongoing costs (in            you paid over the period. Simply divide
dollars) of investing in the Fund and to     your account value by $1,000 (for               The hypothetical account values and
compare these costs with ongoing costs       example, an $8,600 account value divided     expenses may not be used to estimate the
of investing in other mutual funds. The      by $1,000 = 8.6), then multiply the          actual ending account balance or
example is based on an investment of         result by the number in the table under      expenses you paid for the period. You
$1,000 invested at the beginning of the      the heading entitled "Actual Expenses        may use this information to compare the
period and held for the entire period        Paid During Period" to estimate the          ongoing costs of investing in the Fund
January 1, 2005, through June 30, 2005.      expenses you paid on your account during     and other funds. To do so, compare this
                                             this period.                                 5% hypothetical example with the 5%
   The actual and hypothetical expenses                                                   hypothetical examples that appear in the
in the examples below do not represent       HYPOTHETICAL EXAMPLE FOR                     shareholder reports of the other funds.
the effect of any fees or other expenses     COMPARISON PURPOSES
assessed in connection with a variable                                                       Please note that the expenses shown
product; if they did, the expenses shown     The table below also provides                in the table are meant to highlight your
would be higher while the ending account     information about hypothetical account       ongoing costs. Therefore, the
values shown would be lower.                 values and hypothetical expenses based       hypothetical information is useful in
                                             on the Fund's actual expense ratio and       comparing ongoing costs, and will not
                                             an assumed rate of return of 5% per year     help you determine the relative total
                                             before expenses, which is not the Fund's     costs of owning different funds.

====================================================================================================================================

                                                         ACTUAL                                    HYPOTHETICAL
                                                                                          (5% ANNUAL RETURN BEFORE EXPENSES)

               BEGINNING ACCOUNT     ENDING ACCOUNT               EXPENSES       ENDING ACCOUNT                    EXPENSES
 SHARE              VALUE                VALUE                  PAID DURING           VALUE                       PAID DURING
 CLASS            (1/01/05)           (6/30/05)(1)               PERIOD(2,3)        (6/30/05)                     PERIOD(2,4)
Series I          $1,000.00             $994.80                    $4.35            $1,020.43                        $4.41
Series II          1,000.00              993.40                     5.59             1,019.19                         5.66

(1)The actual ending account value is based on the actual total return of the Fund for the period January 1, 2005, through June 30,
   2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended June 30, 2005, appear in the table "Fund vs. Indexes" on the first page of management's discussion of Fund performance.

(2)Expenses are equal to the Fund's annualized expense ratio (0.88% and 1.13% for Series I and Series II shares, respectively)
   multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Effective on July 1, 2005, the advisor contractually agreed to waive advisory fees in an amount equal to 0.02% of average daily net assets annualized. The annualized expense ratios restated as if this agreement had been in effect throughout the entire most recent fiscal half year are 0.86% and 1.11% for Series I and Series II shares, respectively.

(3)The actual expenses paid restated as if the change discussed above had been in effect throughout the most recent fiscal half year are $4.25 and $5.49 for Series I and Series II shares, respectively.

(4)The hypothetical expenses paid restated as if the change discussed above had been in effect throughout the most recent fiscal half year are $4.31 and $5.56 for Series I and Series II shares, respectively.

====================================================================================================================================

AIM V.I. PREMIER EQUITY FUND


APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM Variable        o The quality of services to be provided     o Overall performance of AIM. The Board
Insurance Funds (the "Board") oversees       by AIM. The Board reviewed the               considered the overall performance of
the management of AIM V.I. Premier           credentials and experience of the            AIM in providing investment advisory and
Equity Fund (the "Fund") and, as             officers and employees of AIM who will       portfolio administrative services to the
required by law, determines annually         provide investment advisory services to      Fund and concluded that such performance
whether to approve the continuance of        the Fund. In reviewing the                   was satisfactory.
the Fund's advisory agreement with A I M     qualifications of AIM to provide
Advisors, Inc. ("AIM"). Based upon the       investment advisory services, the Board      o Fees relative to those of clients of
recommendation of the Investments            reviewed the qualifications of AIM's         AIM with comparable investment
Committee of the Board, which is             investment personnel and considered such     strategies. The Board reviewed the
comprised solely of independent              issues as AIM's portfolio and product        advisory fee rate for the Fund under the
trustees, at a meeting held on June 30,      review process, various back office          Advisory Agreement. The Board noted that
2005, the Board, including all of the        support functions provided by AIM and        this rate (i) was comparable to the
independent trustees, approved the           AIM's equity and fixed income trading        advisory fee rates for a mutual fund
continuance of the advisory agreement        operations. Based on the review of these     advised by AIM with investment
(the "Advisory Agreement") between the       and other factors, the Board concluded       strategies comparable to those of the
Fund and AIM for another year, effective     that the quality of services to be           Fund; and (ii) was lower than the
July 1, 2005.                                provided by AIM was appropriate and that     advisory fee rates for three offshore
                                             AIM currently is providing satisfactory      funds for which an AIM affiliate serves
   The Board considered the factors          services in accordance with the terms of     as advisor with investment strategies
discussed below in evaluating the            the Advisory Agreement.                      comparable to those of the Fund. The
fairness and reasonableness of the                                                        Board noted that AIM has agreed to waive
Advisory Agreement at the meeting on         o The performance of the Fund relative       advisory fees of the Fund and to limit
June 30, 2005 and as part of the Board's     to comparable funds. The Board reviewed      the Fund's total operating expenses, as
ongoing oversight of the Fund. In their      the performance of the Fund during the       discussed below. Based on this review,
deliberations, the Board and the             past one, three and five calendar years      the Board concluded that the advisory
independent trustees did not identify        against the performance of funds advised     fee rate for the Fund under the Advisory
any particular factor that was               by other advisors with investment            Agreement was fair and reasonable.
controlling, and each trustee attributed     strategies comparable to those of the
different weights to the various             Fund. The Board noted that the Fund's        o Fees relative to those of comparable
factors.                                     performance in such periods was below        funds with other advisors. The Board
                                             the median performance of such               reviewed the advisory fee rate for the
   One of the responsibilities of the        comparable funds. The Board noted that       Fund under the Advisory Agreement. The
Senior Officer of the Fund, who is           AIM has acknowledged that the Fund           Board compared effective contractual
independent of AIM and AIM's affiliates,     continues to require a long-term             advisory fee rates at a common asset
is to manage the process by which the        solution to its under-performance, and       level and noted that the Fund's rate was
Fund's proposed management fees are          that management is continuing to closely     above the median rate of the funds
negotiated to ensure that they are           monitor the performance of the Fund and      advised by other advisors with
negotiated in a manner which is at arm's     analyze various possible long-term           investment strategies comparable to
length and reasonable. To that end, the      solutions. Based on this review, the         those of the Fund that the Board
Senior Officer must either supervise a       Board concluded that no changes should       reviewed. The Board noted that AIM has
competitive bidding process or prepare       be made to the Fund and that it was not      agreed to waive advisory fees of the
an independent written evaluation. The       necessary to change the Fund's portfolio     Fund and to limit the Fund's total
Senior Officer has recommended an            management team at this time.                operating expenses, as discussed below.
independent written evaluation in lieu                                                    Based on this review, the Board
of a competitive bidding process and,        o The performance of the Fund relative       concluded that the advisory fee rate for
upon the direction of the Board, has         to indices. The Board reviewed the           the Fund under the Advisory Agreement
prepared such an independent written         performance of the Fund during the past      was fair and reasonable.
evaluation. Such written evaluation also     one, three and five calendar years
considered certain of the factors            against the performance of the Lipper        o Expense limitations and fee waivers.
discussed below. In addition, as             Large-Cap Core Fund Index. The Board         The Board noted that AIM has
discussed below, the Senior Officer made     noted that the Fund's performance in         contractually agreed to waive advisory
certain recommendations to the Board in      such periods was below the performance       fees of the Fund through June 30, 2006
connection with such written evaluation.     of such Index. The Board noted that AIM      to the extent necessary so that the
                                             has acknowledged that the Fund continues     advisory fees payable by the Fund do not
   The discussion below serves as a          to require a long-term solution to its       exceed a specified maximum advisory fee
summary of the Senior Officer's              under-performance, and that management       rate, which maximum rate includes
independent written evaluation and           is continuing to closely monitor the         breakpoints and is based on net asset
recommendations to the Board in              performance of the Fund and analyze          levels. The Board noted that AIM also
connection therewith, as well as a           various possible long-term solutions.        has contractually agreed to waive an
discussion of the material factors and       Based on this review, the Board              additional 0.02% of the Fund's advisory
the conclusions with respect thereto         concluded that no changes should be made     fees through June 30, 2006. The Board
that formed the basis for the Board's        to the Fund and that it was not              considered the contractual nature of
approval of the Advisory Agreement.          necessary to change the Fund's portfolio     these fee waivers and noted that they
After consideration of all of the            management team at this time.                remain in effect until June 30, 2006.
factors below and based on its informed                                                   The Board noted that AIM has
business judgment, the Board determined      o Meeting with the Fund's portfolio          contractually agreed to waive fees
that the Advisory Agreement is in the        managers and investment personnel. With      and/or limit expenses of the Fund
best interests of the Fund and its           respect to the Fund, the Board is            through April 30, 2006 in an amount
shareholders and that the compensation       meeting periodically with such Fund's        necessary to limit total annual
to AIM under the Advisory Agreement is       portfolio managers and/or other              operating expenses to a specified
fair and reasonable and would have been      investment personnel and believes that       percentage of average daily net assets
obtained through arm's length                such individuals are competent and able      for each class of the Fund. The Board
negotiations.                                to continue to carry out their               considered the contractual nature of
                                             responsibilities under the Advisory          this fee waiver/expense limitation and
o The nature and extent of the advisory      Agreement.                                   noted that it remains in effect through
services to be provided by AIM. The                                                       April 30, 2006. The Board considered the
Board reviewed the services to be                                                         effect these fee waivers/expense
provided by AIM under the Advisory                                                        limitations would have on the Fund's
Agreement. Based on such review, the                                                      estimated expenses and concluded that
Board concluded that the range of                                                         the levels of fee waivers/expense
services to be provided by AIM under the                                                  limitations for the Fund were fair and
Advisory Agreement was appropriate and                                                    reasonable.
that AIM currently is providing services                                                                              (continued)
in accordance with the terms of the
Advisory Agreement.

AIM V.I. PREMIER EQUITY FUND

o Breakpoints and economies of scale.        the Board that the Board consider            such services, the trustees also
The Board reviewed the structure of the      implementing a process to assist them in     considered the organizational structure
Fund's advisory fee under the Advisory       more closely monitoring the performance      employed by AIM and its affiliates to
Agreement, noting that it includes one       of the AIM Funds. The Board concluded        provide those services. Based on the
breakpoint. The Board reviewed the level     that it would be advisable to implement      review of these and other factors, the
of the Fund's advisory fees, and noted       such a process as soon as reasonably         Board concluded that AIM and its
that such fees, as a percentage of the       practicable. The Board also considered       affiliates were qualified to continue to
Fund's net assets, have decreased as net     the Senior Officer's recommendation that     provide non-investment advisory services
assets increased because the Advisory        the Board consider an additional fee         to the Fund, including administrative,
Agreement includes a breakpoint. The         waiver for the Fund due to the Fund's        transfer agency and distribution
Board noted that AIM has contractually       under-performance. The Board concluded       services, and that AIM and its
agreed to waive advisory fees of the         that such a fee waiver in the amount of      affiliates currently are providing
Fund through June 30, 2006 to the extent     0.02% of the Fund's advisory fees was        satisfactory non-investment advisory
necessary so that the advisory fees          appropriate for the Fund and requested       services.
payable by the Fund do not exceed a          such a fee waiver from AIM. The Board
specified maximum advisory fee rate,         noted that AIM has agreed to this fee        o Other factors and current trends. In
which maximum rate includes breakpoints      waiver, as discussed above.                  determining whether to continue the
and is based on net asset levels. The                                                     Advisory Agreement for the Fund, the
Board concluded that the Fund's fee          o Profitability of AIM and its               Board considered the fact that AIM,
levels under the Advisory Agreement          affiliates. The Board reviewed               along with others in the mutual fund
therefore reflect economies of scale and     information concerning the profitability     industry, is subject to regulatory
that it was not necessary to change the      of AIM's (and its affiliates')               inquiries and litigation related to a
advisory fee breakpoints in the Fund's       investment advisory and other activities     wide range of issues. The Board also
advisory fee schedule.                       and its financial condition. The Board       considered the governance and compliance
                                             considered the overall profitability of      reforms being undertaken by AIM and its
o Investments in affiliated money market     AIM, as well as the profitability of AIM     affiliates, including maintaining an
funds. The Board also took into account      in connection with managing the Fund.        internal controls committee and
the fact that uninvested cash and cash       The Board noted that AIM's operations        retaining an independent compliance
collateral from securities lending           remain profitable, although increased        consultant, and the fact that AIM has
arrangements (collectively, "cash            expenses in recent years have reduced        undertaken to cause the Fund to operate
balances") of the Fund may be invested       AIM's profitability. Based on the review     in accordance with certain governance
in money market funds advised by AIM         of the profitability of AIM's and its        policies and practices. The Board
pursuant to the terms of an SEC              affiliates' investment advisory and          concluded that these actions indicated a
exemptive order. The Board found that        other activities and its financial           good faith effort on the part of AIM to
the Fund may realize certain benefits        condition, the Board concluded that the      adhere to the highest ethical standards,
upon investing cash balances in AIM          compensation to be paid by the Fund to       and determined that the current
advised money market funds, including a      AIM under its Advisory Agreement was not     regulatory and litigation environment to
higher net return, increased liquidity,      excessive.                                   which AIM is subject should not prevent
increased diversification or decreased                                                    the Board from continuing the Advisory
transaction costs. The Board also found      o Benefits of soft dollars to AIM. The       Agreement for the Fund.
that the Fund will not receive reduced       Board considered the benefits realized
services if it invests its cash balances     by AIM as a result of brokerage
in such money market funds. The Board        transactions executed through "soft
noted that, to the extent the Fund           dollar" arrangements. Under these
invests in affiliated money market           arrangements, brokerage commissions paid
funds, AIM has voluntarily agreed to         by the Fund and/or other funds advised
waive a portion of the advisory fees it      by AIM are used to pay for research and
receives from the Fund attributable to       execution services. This research is
such investment. The Board further           used by AIM in making investment
determined that the proposed securities      decisions for the Fund. The Board
lending program and related procedures       concluded that such arrangements were
with respect to the lending Fund is in       appropriate.
the best interests of the lending Fund
and its respective shareholders. The         o AIM's financial soundness in light of
Board therefore concluded that the           the Fund's needs. The Board considered
investment of cash collateral received       whether AIM is financially sound and has
in connection with the securities            the resources necessary to perform its
lending program in the money market          obligations under the Advisory
funds according to the procedures is in      Agreement, and concluded that AIM has
the best interests of the lending Fund       the financial resources necessary to
and its respective shareholders.             fulfill its obligations under the
                                             Advisory Agreement.
o Independent written evaluation and
recommendations of the Fund's Senior         o Historical relationship between the
Officer. The Board noted that, upon          Fund and AIM. In determining whether to
their direction, the Senior Officer of       continue the Advisory Agreement for the
the Fund had prepared an independent         Fund, the Board also considered the
written evaluation in order to assist        prior relationship between AIM and the
the Board in determining the                 Fund, as well as the Board's knowledge
reasonableness of the proposed               of AIM's operations, and concluded that
management fees of the AIM Funds,            it was beneficial to maintain the
including the Fund. The Board noted that     current relationship, in part, because
the Senior Officer's written evaluation      of such knowledge. The Board also
had been relied upon by the Board in         reviewed the general nature of the
this regard in lieu of a competitive         non-investment advisory services
bidding process. In determining whether      currently performed by AIM and its
to continue the Advisory Agreement for       affiliates, such as administrative,
the Fund, the Board considered the           transfer agency and distribution
Senior Officer's written evaluation and      services, and the fees received by AIM
the recommendation made by the Senior        and its affiliates for performing such
Officer to                                   services. In addition to reviewing

SCHEDULE OF INVESTMENTS

June 30, 2005
(Unaudited)


                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-95.06%

ADVERTISING-0.99%

Interpublic Group of Cos., Inc. (The)(a)          343,800   $    4,187,484
--------------------------------------------------------------------------
Omnicom Group Inc.                                140,800       11,244,288
==========================================================================
                                                                15,431,772
==========================================================================

AEROSPACE & DEFENSE-1.42%

Boeing Co. (The)                                   60,000        3,960,000
--------------------------------------------------------------------------
Honeywell International Inc.                      174,200        6,380,946
--------------------------------------------------------------------------
Lockheed Martin Corp.                              65,000        4,216,550
--------------------------------------------------------------------------
Northrop Grumman Corp.                            136,800        7,558,200
==========================================================================
                                                                22,115,696
==========================================================================

AIR FREIGHT & LOGISTICS-0.13%

FedEx Corp.                                        25,000        2,025,250
==========================================================================

ALUMINUM-0.27%

Alcoa Inc.                                        161,700        4,225,221
==========================================================================

APPAREL RETAIL-0.72%

Chico's FAS, Inc.(a)                              125,000        4,285,000
--------------------------------------------------------------------------
Gap, Inc. (The)                                   352,300        6,957,925
==========================================================================
                                                                11,242,925
==========================================================================

APPLICATION SOFTWARE-0.39%

Amdocs Ltd. (United Kingdom)(a)                   230,000        6,078,900
==========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.18%

Bank of New York Co., Inc. (The)                  638,100       18,364,518
==========================================================================

BIOTECHNOLOGY-0.86%

Amgen Inc.(a)                                     127,000        7,678,420
--------------------------------------------------------------------------
Gilead Sciences, Inc.(a)                          130,000        5,718,700
==========================================================================
                                                                13,397,120
==========================================================================

BREWERS-0.78%

Heineken N.V. (Netherlands)(b)                    392,881       12,121,059
==========================================================================

BUILDING PRODUCTS-0.53%

Masco Corp.(c)                                    258,100        8,197,256
==========================================================================

COMMUNICATIONS EQUIPMENT-1.99%

Cisco Systems, Inc.(a)                            694,000       13,262,340
--------------------------------------------------------------------------
Nokia Oyj-ADR (Finland)                           561,100        9,336,704
--------------------------------------------------------------------------
QUALCOMM Inc.                                     250,000        8,252,500
==========================================================================
                                                                30,851,544
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------


COMPUTER HARDWARE-2.56%

Apple Computer, Inc.(a)                           182,000   $    6,699,420
--------------------------------------------------------------------------
Dell Inc.(a)                                      490,000       19,359,900
--------------------------------------------------------------------------
International Business Machines Corp.             185,100       13,734,420
==========================================================================
                                                                39,793,740
==========================================================================

COMPUTER STORAGE & PERIPHERALS-1.04%

EMC Corp.(a)                                      265,000        3,633,150
--------------------------------------------------------------------------
Lexmark International, Inc.-Class A(a)            192,400       12,473,292
==========================================================================
                                                                16,106,442
==========================================================================

CONSUMER ELECTRONICS-1.33%

Koninklijke (Royal) Philips Electronics N.V.
  (Netherlands)(b)                                536,600       13,516,537
--------------------------------------------------------------------------
Sony Corp.-ADR (Japan)                            209,900        7,228,956
==========================================================================
                                                                20,745,493
==========================================================================

CONSUMER FINANCE-0.57%

American Express Co.                               70,000        3,726,100
--------------------------------------------------------------------------
SLM Corp.                                         100,000        5,080,000
==========================================================================
                                                                 8,806,100
==========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-1.39%

First Data Corp.                                  511,400       20,527,596
--------------------------------------------------------------------------
Sabre Holdings Corp.-Class A                       52,300        1,043,385
==========================================================================
                                                                21,570,981
==========================================================================

DEPARTMENT STORES-1.53%

Federated Department Stores, Inc.                  40,000        2,931,200
--------------------------------------------------------------------------
J.C. Penney Co., Inc.                             105,000        5,520,900
--------------------------------------------------------------------------
Kohl's Corp.(a)                                   135,400        7,570,214
--------------------------------------------------------------------------
Nordstrom, Inc.                                   115,000        7,816,550
==========================================================================
                                                                23,838,864
==========================================================================

DIVERSIFIED BANKS-0.69%

Bank of America Corp.                             235,300       10,732,033
==========================================================================

DIVERSIFIED CHEMICALS-0.17%

Dow Chemical Co. (The)                             60,500        2,694,065
==========================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-0.70%

Cendant Corp.                                     483,400       10,813,658
==========================================================================

ELECTRIC UTILITIES-0.50%

FPL Group, Inc.                                   185,000        7,781,100
==========================================================================

                          AIM V.I. PREMIER EQUITY FUND


                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

ELECTRICAL COMPONENTS & EQUIPMENT-0.19%

Rockwell Automation, Inc.                          60,000   $    2,922,600
==========================================================================

ENVIRONMENTAL & FACILITIES SERVICES-1.88%

Waste Management, Inc.                          1,030,500       29,204,370
==========================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS-0.20%

Monsanto Co.                                       50,000        3,143,500
==========================================================================

FOOD RETAIL-2.05%

Kroger Co. (The)(a)                             1,293,700       24,619,111
--------------------------------------------------------------------------
Safeway Inc.                                      319,100        7,208,469
==========================================================================
                                                                31,827,580
==========================================================================

FOOTWEAR-0.56%

NIKE, Inc.-Class B                                100,000        8,660,000
==========================================================================

GENERAL MERCHANDISE STORES-0.90%

Target Corp.                                      256,300       13,945,283
==========================================================================

HEALTH CARE DISTRIBUTORS-1.77%

Cardinal Health, Inc.(c)                          279,800       16,110,884
--------------------------------------------------------------------------
McKesson Corp.                                    254,100       11,381,139
==========================================================================
                                                                27,492,023
==========================================================================

HEALTH CARE EQUIPMENT-0.85%

Baxter International Inc.                         213,700        7,928,270
--------------------------------------------------------------------------
Becton, Dickinson & Co.                           100,000        5,247,000
==========================================================================
                                                                13,175,270
==========================================================================

HEALTH CARE FACILITIES-1.32%

HCA Inc.                                          363,200       20,582,544
==========================================================================

HEALTH CARE SERVICES-0.81%

Caremark Rx, Inc.(a)                               85,000        3,784,200
--------------------------------------------------------------------------
Medco Health Solutions, Inc.(a)                    60,000        3,201,600
--------------------------------------------------------------------------
Quest Diagnostics Inc.                            106,000        5,646,620
==========================================================================
                                                                12,632,420
==========================================================================

HEALTH CARE SUPPLIES-0.74%

Alcon, Inc. (Switzerland)                         105,000       11,481,750
==========================================================================

HOMEBUILDING-0.25%

D.R. Horton, Inc.                                 105,000        3,949,050
==========================================================================

HOTELS, RESORTS & CRUISE LINES-0.22%

Hilton Hotels Corp.                               145,000        3,458,250
==========================================================================

HOUSEHOLD PRODUCTS-0.92%

Clorox Co. (The)                                   52,000        2,897,440
--------------------------------------------------------------------------
Kimberly-Clark Corp.                              149,600        9,363,464
--------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

HOUSEHOLD PRODUCTS-(CONTINUED)

Procter & Gamble Co. (The)                         40,000   $    2,110,000
==========================================================================
                                                                14,370,904
==========================================================================

HOUSEWARES & SPECIALTIES-0.43%

Fortune Brands, Inc.                               75,000        6,660,000
==========================================================================

INDUSTRIAL CONGLOMERATES-4.15%

General Electric Co.                              477,700       16,552,305
--------------------------------------------------------------------------
Textron Inc.                                       40,000        3,034,000
--------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)               1,538,300       44,918,360
==========================================================================
                                                                64,504,665
==========================================================================

INDUSTRIAL MACHINERY-1.29%

Dover Corp.                                       382,600       13,918,988
--------------------------------------------------------------------------
Illinois Tool Works Inc.                           76,700        6,111,456
==========================================================================
                                                                20,030,444
==========================================================================

INTEGRATED OIL & GAS-3.86%

Amerada Hess Corp.(c)                              69,750        7,429,073
--------------------------------------------------------------------------
BP PLC-ADR (United Kingdom)                       128,600        8,022,068
--------------------------------------------------------------------------
ConocoPhillips                                    144,000        8,278,560
--------------------------------------------------------------------------
Exxon Mobil Corp.                                 176,000       10,114,720
--------------------------------------------------------------------------
Murphy Oil Corp.                                  226,000       11,803,980
--------------------------------------------------------------------------
TOTAL S.A. (France)(b)                             61,200       14,321,137
==========================================================================
                                                                59,969,538
==========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.91%

SBC Communications Inc.                           595,500       14,143,125
==========================================================================

INTERNET SOFTWARE & SERVICES-0.97%

Google Inc.-Class A(a)                             15,000        4,412,250
--------------------------------------------------------------------------
VeriSign, Inc.(a)                                 170,000        4,889,200
--------------------------------------------------------------------------
Yahoo! Inc.(a)                                    165,000        5,717,250
==========================================================================
                                                                15,018,700
==========================================================================

INVESTMENT BANKING & BROKERAGE-2.88%

Goldman Sachs Group, Inc. (The)(c)                112,000       11,426,240
--------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                      65,000        6,453,200
--------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                         142,800        7,855,428
--------------------------------------------------------------------------
Morgan Stanley                                    361,700       18,978,399
==========================================================================
                                                                44,713,267
==========================================================================

IT CONSULTING & OTHER SERVICES-0.98%

Accenture Ltd.-Class A (Bermuda)(a)               673,800       15,275,046
==========================================================================

MANAGED HEALTH CARE-2.88%

Aetna Inc.                                        145,000       12,008,900
--------------------------------------------------------------------------
UnitedHealth Group Inc.                           260,000       13,556,400
--------------------------------------------------------------------------

                          AIM V.I. PREMIER EQUITY FUND


                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
MANAGED HEALTH CARE-(CONTINUED)

WellPoint, Inc.(a)                                276,400   $   19,248,496
==========================================================================
                                                                44,813,796
==========================================================================

MOVIES & ENTERTAINMENT-1.38%

News Corp.-Class A                                495,800        8,022,044
--------------------------------------------------------------------------
Walt Disney Co. (The)                             532,900       13,418,422
==========================================================================
                                                                21,440,466
==========================================================================

MULTI-LINE INSURANCE-0.99%

American International Group, Inc.                139,000        8,075,900
--------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)      98,300        7,350,874
==========================================================================
                                                                15,426,774
==========================================================================

MULTI-UTILITIES-0.61%

Dominion Resources, Inc.                          129,800        9,526,022
==========================================================================

OFFICE ELECTRONICS-0.91%

Xerox Corp.(a)                                  1,019,900       14,064,421
==========================================================================

OIL & GAS DRILLING-1.15%

Nabors Industries, Ltd. (Bermuda)(a)              146,200        8,862,644
--------------------------------------------------------------------------
Transocean Inc. (Cayman Islands)(a)               167,500        9,039,975
==========================================================================
                                                                17,902,619
==========================================================================

OIL & GAS EQUIPMENT & SERVICES-4.36%

Baker Hughes Inc.                                 186,100        9,520,876
--------------------------------------------------------------------------
BJ Services Co.                                   399,500       20,965,760
--------------------------------------------------------------------------
Halliburton Co.(c)                                275,700       13,183,974
--------------------------------------------------------------------------
National-Oilwell Varco Inc.(a)                     85,000        4,040,900
--------------------------------------------------------------------------
Schlumberger Ltd. (Netherlands)                   119,500        9,074,830
--------------------------------------------------------------------------
Smith International, Inc.                         171,800       10,943,660
==========================================================================
                                                                67,730,000
==========================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.54%

Apache Corp.                                      129,000        8,333,400
==========================================================================

OIL & GAS REFINING & MARKETING-0.56%

Valero Energy Corp.(c)                            110,000        8,702,100
==========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-2.14%

Citigroup Inc.                                    482,000       22,282,860
--------------------------------------------------------------------------
JPMorgan Chase & Co.                              311,000       10,984,520
==========================================================================
                                                                33,267,380
==========================================================================

PACKAGED FOODS & MEATS-3.45%

Campbell Soup Co.                                 247,000        7,600,190
--------------------------------------------------------------------------
General Mills, Inc.                               304,900       14,266,271
--------------------------------------------------------------------------
Kraft Foods Inc.-Class A                          539,700       17,167,857
--------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

PACKAGED FOODS & MEATS-(CONTINUED)

Unilever N.V. (Netherlands)(b)                    224,000   $   14,507,819
==========================================================================
                                                                53,542,137
==========================================================================

PAPER PRODUCTS-0.65%

Georgia-Pacific Corp.                             317,000       10,080,600
==========================================================================

PERSONAL PRODUCTS-0.94%

Gillette Co. (The)                                290,000       14,682,700
==========================================================================

PHARMACEUTICALS-9.24%

Bristol-Myers Squibb Co.                          476,800       11,910,464
--------------------------------------------------------------------------
Forest Laboratories, Inc.(a)                      257,800       10,015,530
--------------------------------------------------------------------------
GlaxoSmithKline PLC-ADR (United Kingdom)          417,000       20,228,670
--------------------------------------------------------------------------
Johnson & Johnson                                 260,000       16,900,000
--------------------------------------------------------------------------
Merck & Co. Inc.                                  705,700       21,735,560
--------------------------------------------------------------------------
Pfizer Inc.                                       341,100        9,407,538
--------------------------------------------------------------------------
Sanofi-Aventis (France)(b)                        203,200       16,642,315
--------------------------------------------------------------------------
Shire Pharmaceuticals Group PLC-ADR (United
  Kingdom)                                         95,000        3,116,000
--------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR
  (Israel)                                        442,700       13,785,678
--------------------------------------------------------------------------
Wyeth                                             446,900       19,887,050
==========================================================================
                                                               143,628,805
==========================================================================

PROPERTY & CASUALTY INSURANCE-3.91%

ACE Ltd. (Cayman Islands)                         417,100       18,706,935
--------------------------------------------------------------------------
Allstate Corp. (The)                               70,000        4,182,500
--------------------------------------------------------------------------
Berkshire Hathaway Inc.-Class A(a)                    220       18,370,000
--------------------------------------------------------------------------
Chubb Corp. (The)                                 116,100        9,939,321
--------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)               241,500        9,546,495
==========================================================================
                                                                60,745,251
==========================================================================

PUBLISHING-1.47%

Gannett Co., Inc.                                 191,500       13,621,395
--------------------------------------------------------------------------
Tribune Co.                                       262,500        9,234,750
==========================================================================
                                                                22,856,145
==========================================================================

RAILROADS-0.48%

Union Pacific Corp.                               115,800        7,503,840
==========================================================================

REGIONAL BANKS-0.49%

Fifth Third Bancorp                               184,100        7,586,761
==========================================================================

RESTAURANTS-0.52%

Yum! Brands, Inc.                                 155,000        8,072,400
==========================================================================

SEMICONDUCTOR EQUIPMENT-0.46%

Applied Materials, Inc.                           441,100        7,136,998
==========================================================================

SEMICONDUCTORS-3.08%

Analog Devices, Inc.                              449,000       16,752,190
--------------------------------------------------------------------------
Intel Corp.                                       383,900       10,004,434
--------------------------------------------------------------------------

                          AIM V.I. PREMIER EQUITY FUND


                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
SEMICONDUCTORS-(CONTINUED)

National Semiconductor Corp.                      650,900   $   14,339,327
--------------------------------------------------------------------------
Xilinx, Inc.(c)                                   266,800        6,803,400
==========================================================================
                                                                47,899,351
==========================================================================

SOFT DRINKS-0.71%

Coca-Cola Co. (The)                               265,400       11,080,450
==========================================================================

SPECIALTY CHEMICALS-0.20%

Ecolab Inc.                                        95,000        3,074,200
==========================================================================

SPECIALTY STORES-0.47%

Staples, Inc.                                     345,000        7,355,400
==========================================================================

STEEL-0.18%

Nucor Corp.                                        60,000        2,737,200
==========================================================================

SYSTEMS SOFTWARE-4.20%

Adobe Systems Inc.                                105,000        3,005,100
--------------------------------------------------------------------------
Computer Associates International, Inc.           886,800       24,369,264
--------------------------------------------------------------------------
Microsoft Corp.                                 1,198,600       29,773,224
--------------------------------------------------------------------------
Oracle Corp.(a)                                   620,000        8,184,000
==========================================================================
                                                                65,331,588
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE-1.22%

Countrywide Financial Corp.                       165,000   $    6,370,650
--------------------------------------------------------------------------
Fannie Mae                                        215,400       12,579,360
==========================================================================
                                                                18,950,010
==========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $1,319,521,772)                        1,477,564,880
==========================================================================
MONEY MARKET FUNDS-4.52%

Liquid Assets Portfolio-Institutional
  Class(d)                                     35,155,350       35,155,350
--------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(d)    35,155,350       35,155,350
==========================================================================
    Total Money Market Funds (Cost
      $70,310,700)                                              70,310,700
==========================================================================
TOTAL INVESTMENTS-99.58% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost
  $1,389,832,472)                                            1,547,875,580
==========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-2.08%

STIC Prime Portfolio-Institutional
  Class(d)(e)                                  32,304,575       32,304,575
==========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $32,304,575)                                        32,304,575
==========================================================================
TOTAL INVESTMENTS-101.66% (Cost
  $1,422,137,047)                                            1,580,180,155
==========================================================================
OTHER ASSETS LESS LIABILITIES-(1.66%)                          (25,867,731)
==========================================================================
NET ASSETS-100.00%                                          $1,554,312,424
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at June 30, 2005 was $71,108,867, which represented 4.50% of the Fund's Total Investments. See Note 1A.
(c) All or a portion of this security has been pledged as collateral for securities lending transactions at June 30, 2005.
(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7.

See accompanying notes which are an integral part of the financial statements.
                          AIM V.I. PREMIER EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005
(Unaudited)

ASSETS:

Investments, at market value (cost
  $1,319,521,772)*                             $1,477,564,880
-------------------------------------------------------------
Investments in affiliated money market funds
  (cost $102,615,275)                             102,615,275
=============================================================
    Total investments (cost $1,422,137,047)     1,580,180,155
=============================================================
Foreign currencies, at market value (cost
  $11,765)                                             11,763
-------------------------------------------------------------
Receivables for:
  Investments sold                                  6,548,745
-------------------------------------------------------------
  Fund shares sold                                    704,938
-------------------------------------------------------------
  Dividends                                         2,095,833
-------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                 91,139
-------------------------------------------------------------
Other assets                                           13,252
=============================================================
    Total assets                                1,589,645,825
_____________________________________________________________
=============================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                              768,282
-------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                  179,184
-------------------------------------------------------------
  Collateral upon return of securities loaned      32,304,575
-------------------------------------------------------------
Accrued administrative services fees                2,031,107
-------------------------------------------------------------
Accrued distribution fees -- Series II                 16,798
-------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                                272
-------------------------------------------------------------
Accrued transfer agent fees                             1,182
-------------------------------------------------------------
Accrued operating expenses                             32,001
=============================================================
  Total liabilities                                35,333,401
=============================================================
Net assets applicable to shares outstanding    $1,554,312,424
_____________________________________________________________
=============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $2,088,193,391
-------------------------------------------------------------
Undistributed net investment income                18,840,216
-------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                     (710,756,456)
-------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies               158,035,273
=============================================================
                                               $1,554,312,424
_____________________________________________________________
=============================================================

NET ASSETS:

Series I                                       $1,526,974,625
_____________________________________________________________
=============================================================
Series II                                      $   27,337,799
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Series I                                           72,074,776
_____________________________________________________________
=============================================================
Series II                                           1,299,492
_____________________________________________________________
=============================================================
Series I:
  Net asset value per share                    $        21.19
_____________________________________________________________
=============================================================
Series II:
  Net asset value per share                    $        21.04
_____________________________________________________________
=============================================================

* At June 30, 2005, securities with an aggregate market value of $31,459,032 were on loan to brokers.

STATEMENT OF OPERATIONS

For the six months ended June 30, 2005
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $268,901)                                      $ 12,164,623
-------------------------------------------------------------
Dividends from affiliated money market funds
  (includes securities lending income of
  $46,668 after compensation to counterparties
  of $376,102)                                      1,059,968
=============================================================
    Total investment income                        13,224,591
=============================================================

EXPENSES:

Advisory fees                                       4,899,677
-------------------------------------------------------------
Administrative services fees                        2,068,796
-------------------------------------------------------------
Custodian fees                                         68,008
-------------------------------------------------------------
Distribution fees -- Series II                         33,325
-------------------------------------------------------------
Transfer agent fees                                    23,477
-------------------------------------------------------------
Trustees' and officer's fees and benefits              29,169
-------------------------------------------------------------
Other                                                  42,739
=============================================================
    Total expenses                                  7,165,191
=============================================================
Less: Fees waived                                     (11,573)
=============================================================
    Net expenses                                    7,153,618
=============================================================
Net investment income                               6,070,973
=============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN CURRENCIES:

Net realized gain from:
  Investment securities (includes gains
    (losses) from securities sold to affiliates
    of $(899,946))                                 41,780,719
-------------------------------------------------------------
  Foreign currencies                                    8,680
=============================================================
                                                   41,789,399
=============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                           (60,590,099)
-------------------------------------------------------------
  Foreign currencies                                   (7,857)
=============================================================
                                                  (60,597,956)
=============================================================
Net gain (loss) from investment securities and
  foreign currencies                              (18,808,557)
=============================================================
Net increase (decrease) in net assets resulting
  from operations                                $(12,737,584)
_____________________________________________________________
=============================================================

See accompanying notes which are an integral part of the financial statements.
                          AIM V.I. PREMIER EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2005 and the year ended December 31, 2004 (Unaudited)

                                                                 JUNE 30,        DECEMBER 31,
                                                                   2005              2004
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $    6,070,973    $   13,039,069
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies and futures contracts                              41,789,399        89,944,183
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and futures
    contracts                                                    (60,597,956)      (11,122,088)
==============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                  (12,737,584)       91,861,164
==============================================================================================
Distributions to shareholders from net investment income:
  Series I                                                                --        (7,604,614)
----------------------------------------------------------------------------------------------
  Series II                                                               --           (82,296)
==============================================================================================
    Decrease in net assets resulting from distributions                   --        (7,686,910)
==============================================================================================
Share transactions-net:
  Series I                                                      (141,755,200)     (150,562,508)
----------------------------------------------------------------------------------------------
  Series II                                                          764,446         3,053,911
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (140,990,754)     (147,508,597)
==============================================================================================
    Net increase (decrease) in net assets                       (153,728,338)      (63,334,343)
==============================================================================================

NET ASSETS:

  Beginning of period                                          1,708,040,762     1,771,375,105
==============================================================================================
  End of period (including undistributed net investment
    income of $18,840,216 and $12,769,243, respectively).     $1,554,312,424    $1,708,040,762
______________________________________________________________________________________________
==============================================================================================

See accompanying notes which are an integral part of the financial statements.
                          AIM V.I. PREMIER EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Premier Equity Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty-eight separate portfolios. The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products"). Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's primary investment objective is to achieve long-term growth of capital. Income is a secondary objective. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair

                          AIM V.I. PREMIER EQUITY FUND
     value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities.' Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

I. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to substitute such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

                          AIM V.I. PREMIER EQUITY FUND

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                              RATE
---------------------------------------------------------------------
First $250 million                                              0.65%
---------------------------------------------------------------------
Over $250 million                                               0.60%
_____________________________________________________________________
=====================================================================


    Effective July 1, 2005, AIM has contractually agreed to waive advisory fees equal to 0.02% of the Fund's average daily net assets, through June 30, 2006.

    AIM has also contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets, through April 30, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. AIM did not waive fees and/or reimburse expenses during the period under this expense limitation.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended June 30, 2005, AIM waived fees of $11,573.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2005, AMVESCAP's expense reimbursement was less than $100.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2005, AIM was paid $184,159 for accounting and fund administrative services and reimbursed $1,884,637 for services provided by insurance companies.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. For the six months ended June 30, 2005, the Fund paid AISI $23,477.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. Pursuant to the Plan, for the six months ended June 30, 2005, the Series II shares paid $33,325.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

                          AIM V.I. PREMIER EQUITY FUND

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the SEC, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2005.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES        PROCEEDS FROM      APPRECIATION     MARKET VALUE      DIVIDEND      REALIZED
FUND               12/31/04          AT COST             SALES         (DEPRECIATION)      06/30/05         INCOME      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $ 57,924,372      $158,319,561      $(181,088,583)        $   --         $35,155,350     $  503,250      $   --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            57,924,371       158,319,561       (181,088,582)            --          35,155,350        510,050          --
===================================================================================================================================
  Subtotal       $115,848,743      $316,639,122      $(362,177,165)        $   --         $70,310,700     $1,013,300      $   --
___________________________________________________________________________________________________________________________________
===================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                       PROCEEDS          UNREALIZED
                 MARKET VALUE       PURCHASES            FROM           APPRECIATION     MARKET VALUE      DIVIDEND      REALIZED
FUND               12/31/04          AT COST             SALES         (DEPRECIATION)      06/30/05        INCOME*      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class          $  5,027,000      $332,503,144      $(305,225,569)        $   --        $ 32,304,575     $   46,668      $   --
===================================================================================================================================
  Total          $120,875,743      $649,142,266      $(667,402,734)        $   --        $102,615,275     $1,059,968      $   --
___________________________________________________________________________________________________________________________________
===================================================================================================================================

* Net of compensation to counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, during the six months ended June 30, 2005, the Fund engaged in securities purchases of $12,558,808 and sales of $4,193,445, which resulted in net realized gains (losses) of $(899,946).

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee of the Fund who is not an "interested person" of the AIM Funds. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    In addition to the above, "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to the Senior Officer of the AIM Funds.

    During the six months ended June 30, 2005, the Fund paid legal fees of $5,110 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties

                          AIM V.I. PREMIER EQUITY FUND
to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At June 30, 2005, securities with an aggregate value of $31,459,032 were on loan to brokers. The loans were secured by cash collateral of $32,304,575 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended June 30, 2005, the Fund received dividends on cash collateral of $46,668 for securities lending transactions, which are net of compensation to counterparties.

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of December 31, 2004 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
December 31, 2009                                               $171,937,212
-----------------------------------------------------------------------------
December 31, 2010                                                412,231,328
-----------------------------------------------------------------------------
December 31, 2011                                                157,184,466
=============================================================================
Total capital loss carryforward                                 $741,353,006
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2005 was $432,559,986 and $537,130,271, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $197,292,254
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (48,356,350)
==============================================================================
Net unrealized appreciation of investment securities             $148,935,904
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $1,431,244,251.

                          AIM V.I. PREMIER EQUITY FUND

NOTE 10--SHARE INFORMATION


                                             CHANGES IN SHARES OUTSTANDING(a)
--------------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED                   YEAR ENDED
                                                                     JUNE 30, 2005                 DECEMBER 31, 2004
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                     11,072,404    $ 231,622,789     11,417,183    $ 230,676,416
--------------------------------------------------------------------------------------------------------------------------
  Series II                                                       140,752        2,933,005        399,900        8,036,658
==========================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                             --               --        316,128        6,667,145
--------------------------------------------------------------------------------------------------------------------------
  Series II                                                            --               --          3,924           82,294
==========================================================================================================================
Reacquired:
  Series I                                                    (17,915,334)    (373,377,989)   (19,262,043)    (387,906,069)
--------------------------------------------------------------------------------------------------------------------------
  Series II                                                      (104,117)      (2,168,559)      (254,102)      (5,065,041)
==========================================================================================================================
                                                               (6,806,295)   $(140,990,754)    (7,379,010)   $(147,508,597)
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) There are five entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 50% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.

                          AIM V.I. PREMIER EQUITY FUND

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                            SERIES I
                                -------------------------------------------------------------------------------------------------
                                 SIX MONTHS
                                   ENDED                                      YEAR ENDED DECEMBER 31,
                                  JUNE 30,         ------------------------------------------------------------------------------
                                    2005              2004             2003             2002             2001             2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                         $    21.30        $    20.23       $    16.22       $    23.35       $    27.30       $    33.50
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income                0.08(a)           0.17(b)          0.09(a)          0.05(a)          0.06(a)          0.04(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)                   (0.19)             1.00             3.98            (7.11)           (3.50)           (4.94)
=================================================================================================================================
    Total from investment
      operations                      (0.11)             1.17             4.07            (7.06)           (3.44)           (4.90)
=================================================================================================================================
Less distributions:
  Dividends from net
    investment income                    --             (0.10)           (0.06)           (0.07)           (0.03)           (0.04)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net
    realized gains                       --                --               --               --            (0.48)           (1.26)
=================================================================================================================================
    Total distributions                  --             (0.10)           (0.06)           (0.07)           (0.51)           (1.30)
=================================================================================================================================
Net asset value, end of period   $    21.19        $    21.30       $    20.23       $    16.22       $    23.35       $    27.30
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                       (0.52)%            5.77%           25.08%          (30.26)%         (12.53)%         (14.68)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                 $1,526,975        $1,681,292       $1,748,961       $1,519,525       $2,558,120       $2,746,161
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average
  net assets                           0.88%(d)          0.90%(e)         0.85%            0.85%            0.85%            0.84%
=================================================================================================================================
Ratio of net investment income
  to average net assets                0.76%(d)          0.78%(b)         0.48%            0.24%            0.24%            0.12%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)               28%               92%              50%              46%              40%              62%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income per share and the ratio of Net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.14 and 0.62%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(d) Ratios are annualized and based on average daily net assets of $1,599,046,670.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.91%.
(f)  Not annualized for periods less than one year.

                          AIM V.I. PREMIER EQUITY FUND

                                                                                      SERIES II
                                                    -----------------------------------------------------------------------------
                                                                                                               SEPTEMBER 19, 2001
                                                    SIX MONTHS                                                    (DATES SALES
                                                      ENDED                YEAR ENDED DECEMBER 31,               COMMENCED) TO
                                                     JUNE 30,        -----------------------------------          DECEMBER 31,
                                                       2005           2004          2003          2002                2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $ 21.18         $ 20.14       $ 16.17       $ 23.34            $ 21.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                          0.05(a)         0.09(b)       0.04(a)      (0.00)(a)          (0.00)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                    (0.19)           1.02          3.97         (7.10)              2.85
=================================================================================================================================
    Total from investment operations                   (0.14)           1.11          4.01         (7.10)              2.85
=================================================================================================================================
Less distributions:
  Dividends from net investment income                    --           (0.07)        (0.04)        (0.07)             (0.03)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                   --              --            --            --              (0.48)
=================================================================================================================================
    Total distributions                                   --           (0.07)        (0.04)        (0.07)             (0.51)
=================================================================================================================================
Net asset value, end of period                       $ 21.04         $ 21.18       $ 20.14       $ 16.17            $ 23.34
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                        (0.66)%          5.49%        24.83%       (30.44)%            13.66%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $27,338         $26,749       $22,414       $10,834            $   687
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                 1.13%(d)        1.15%(e)      1.10%         1.10%              1.10%(f)
=================================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                            0.51%(d)        0.53%(b)      0.23%        (0.01)%            (0.01)%(f)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(g)                                28%             92%           50%           46%                40%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income per share and the ratio of Net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.06 and 0.37%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(d)  Ratios are annualized based on average daily net assets of $26,880,679.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.16%.
(f)  Annualized.
(g)  Not annualized for periods less than one year.

NOTE 12--CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS

On December 1, 2004, the Audit Committee (the "Audit Committee") of the Board of Trustees (the "Board") of the Trust appointed PricewaterhouseCoopers LLP ("PWC") as the independent registered public accounting firm of the Fund for the fiscal year ending December 31, 2005. Such appointment was ratified and approved by the Independent Trustees of the Board. Tait, Weller & Baker ("TAIT") was the Fund's independent registered public accounting firm for the prior reporting period. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds with December 31 year ends. On May 5, 2005, the Trust obtained a formal resignation from TAIT as the independent registered public accounting firm of the Fund.

  TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction would have caused TAIT to make reference to that matter in connection with such reports.

NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil

                          AIM V.I. PREMIER EQUITY FUND
penalties) is being created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI agreed to create a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

  - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

                          AIM V.I. PREMIER EQUITY FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
                                  President                                     Suite 100
Frank S. Bayley                                                                 Houston, TX 77046-1173
                                  Mark H. Williamson
James T. Bunch                    Executive Vice President                      INVESTMENT ADVISOR
                                                                                A I M Advisors, Inc.
Bruce L. Crockett                 Lisa O. Brinkley                              11 Greenway Plaza
Chair                             Senior Vice President and Chief Compliance    Suite 100
                                  Officer                                       Houston, TX 77046-1173
Albert R. Dowden
                                  Russell C. Burk                               TRANSFER AGENT
Edward K. Dunn Jr.                Senior Vice President (Senior Officer)        AIM Investment Services, Inc.
                                                                                P.O. Box 4739
Jack M. Fields                    Kevin M. Carome                               Houston, TX 77210-4739
                                  Senior Vice President, Secretary and Chief
Carl Frischling                   Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
Robert H. Graham                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President and Treasurer                  Boston, MA 02110-2801
Gerald J. Lewis
                                  Robert G. Alley                               COUNSEL TO THE FUND
Prema Mathai-Davis                Vice President                                Foley & Lardner LLP
                                                                                3000 K N.W., Suite 500
Lewis F. Pennock                  J. Philip Ferguson                            Washington, D.C. 20007-5111
                                  Vice President
Ruth H. Quigley                                                                 COUNSEL TO THE INDEPENDENT TRUSTEES
                                  Mark D. Greenberg                             Kramer, Levin, Naftalis & Frankel LLP
Larry Soll                        Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
Mark H. Williamson                William R. Keithler
                                  Vice President                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                  Karen Dunn Kelley                             11 Greenway Plaza
                                  Vice President                                Suite 100
                                                                                Houston, TX 77046-1173

                          AIM V.I. PREMIER EQUITY FUND

                                                       AIM V.I. REAL ESTATE FUND
                               Semiannual Report to Shareholders o June 30, 2005


                   AIM V.I. REAL ESTATE FUND seeks to achieve high total return.


UNLESS OTHERWISE STATED, INFORMATION PRESENTED IN THIS REPORT IS AS OF JUNE 30, 2005, AND IS BASED ON TOTAL NET ASSETS.


================================================================================

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or 1-800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-7452 and 33-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 1-800-410-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2005, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS AND VARIABLE PRODUCT PROSPECTUS, WHICH CONTAIN MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ EACH CAREFULLY BEFORE INVESTING.

================================================================================

[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                         --Registered Trademark--


NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIM V.I. REALESTATE FUND

MANAGEMENT'S DISCUSSION                                                                   We will consider selling a holding when:
OF FUND PERFORMANCE
====================================================================================      o relative valuation falls below desired
                                                                                          levels
PERFORMANCE SUMMARY
                                             =======================================      o risk/return relationships change
The Real Estate Investment Trust (REIT)                                                   significantly
market proved resilient for the first        FUND VS. INDEXES
half of 2005, staging a recovery in the                                                   o company fundamentals change (property
second quarter to post positive returns      TOTAL RETURNS, 12/31/04 6/30/05,             type, geography or management changes)
for the reporting period as a whole.         EXCLUDING VARIABLE PRODUCT ISSUER
The Fund outperformed its broad market       CHARGES. IF VARIABLE PRODUCT ISSUER          o a more attractive investment
index (S&P 500 Index) as REITs posted        CHARGES WERE INCLUDED, RETURNS WOULD BE      opportunity is identified
higher returns than the general stock        LOWER.
market.                                                                                   MARKET CONDITIONS AND YOUR FUND
                                             Series I Shares                    5.44%
   We are pleased AIM V.I. Real Estate                                                    On the heels of a positive real estate
Fund once again provided shareholders        Series II Shares                   5.28      market in 2004, REITs once again proved
with positive returns for the reporting                                                   resilient in the first half of 2005.
period. On a comparative basis,              Standard & Poor's Composite Index            After five years of price appreciation,
however, the Fund trailed the                 of 500 Stocks (S&P 500 Index)               the REIT market experienced a
performance of the MSCI US REIT Index.        (Broad Market Index)             -0.81      correction in January as investors took
Our efforts to diversify the Fund                                                         profits. Although REIT fundamentals are
through foreign investments proved a         MSCI US REIT Index                           not directly linked to interest rates,
slight drag as the strengthening U.S.         (Style-specific Index)            6.35      REIT prices also dipped in the early
dollar diminished gains during the                                                        part of the year amid rising interest
first half of 2005. Also, we did not         Lipper Real Estate Fund Index                rates.
own a key stock that                          (Peer Group Index)                6.16
                                                                                             The REIT market recovered in the
                                             SOURCE: LIPPER, INC.                         second quarter of the year, offsetting
                                                                                          earlier-year losses and driving the
                                             =======================================      asset class to positive returns for the
                                                                                          reporting period. Supporting the market
                                             appreciated significantly during the         were continued cash inflows from both
                                             reporting period and was heavily             individuals and institutions, increased
                                             weighted in the index.                       merger and acquisition activity and
                                                                                          faster earnings growth brought about by
====================================================================================      recovering property market fundamentals
                                                                                          (occupancy and rental rate
HOW WE INVEST                                o high quality underlying properties         improvements).

Your Fund holds primarily real               o strong management teams                       Retail REITs, led by regional malls
estate-oriented securities. We focus on                                                   and shopping centers, contributed the
public companies whose value is driven       o attractive valuations relative to          most to Fund performance during the
by tangible assets. Our goal is to           similar properties and geographical          reporting period. Our largest property
create a Fund focused on total return        location                                     type weighting is regional malls.
that will perform at or above index                                                       Although they lagged other property
levels with a comparable level of risk.         We attempt to control risk by             types during the first quarter, strong
We use a fundamentals-driven                 diversification of property types,           recovery in
investment process, including property       geographic location and limiting the
market cycle analysis, property              size of any one holding.
evaluation, and management review to
identify securities with:

===============================================================     ===============================================================

PORTFOLIO COMPOSITION                                               TOP 10 EQUITY HOLDINGS*

By property type                                                     1. Simon Property Group, Inc.                             7.4%

 1. Regional Malls                                         20.9%     2. General Growth Properties, Inc.                        6.9

 2. Office Properties                                      17.8      3. ProLogis                                               5.5

 3. Apartments                                             15.0      4. Equity Residential                                     4.1

 4. Lodging-Resorts                                        10.8      5. Boston Properties, Inc.                                4.1

 5. Industrial Properties                                  10.5      6. Vornado Realty Trust                                   4.1

 6. Shopping Centers                                        9.2      7. Macerich Co. (The)                                     3.8

 7. Diversified                                             7.5      8. Host Marriott Corp.                                    3.7

 8. Self Storage Facilities                                 2.5      9. SL Green Realty Corp.                                  3.3

 9. Specialty Properties                                    1.5     10. Archstone-Smith Trust                                  3.2

10. Healthcare                                              0.8     TOTAL NET ASSETS                                  $86.0 MILLION

    Money Market Funds Plus Other Assets Less Liabilities   3.5     TOTAL NUMBER OF HOLDINGS*                                    83

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*Excluding money market fund holdings.

===============================================================     ===============================================================

AIM V.I. REAL ESTATE FUND


the second quarter made them one of the      related to their concentration in                          JOE V. RODRIGUEZ, JR.,
best performing property types for the       lagging markets, dividend coverage and      [RODRIGUEZ     Director of Securities
first half of 2005. We continue to           relative valuation.                           PHOTO]       Management, INVESCO Real
overweight this property type compared                                                                  Estate, is lead manager
to the MSCI US REIT Index as we believe          Though a small weighting in the                        of AIM V.I. Real Estate
that the underlying fundamentals of          Fund, foreign real estate companies                        Fund and the head of real
regional malls will remain among the         proved a slight drag on performance. We     estate securities for INVESCO. In
best within the REIT sector. For             have held a small position in foreign       addition to portfolio management, he
instance, occupancies at malls continue      companies as we believe they often offer    oversees all phases of the unit
to improve. Rent spreads--the difference     attractive valuations compared to some      including securities research and
between what new leases pay compared to      opportunities in the U.S. Although          administration. Mr. Rodriguez, who
expiring leases--also continue to show       foreign holdings appreciated during the     joined INVESCO in 1990, has served on
strong growth.                               reporting period, those gains were          the editorial boards of the National
                                             offset by a strong U.S. dollar, as we       Association of Real Estate Investment
    Many of our top contributors were        are not currently hedging currencies.       Trusts and the Institutional Real Estate
regional malls including GENERAL GROWTH                                                  Securities Newsletter. A contributing
PROPERTIES. This Chicago-based company,          During the reporting period, there      author for the book Real Estate
the second-largest owner/operator of         were no major changes to the portfolio.     Investment Trusts: Structure Analysis
malls in the U.S.,                           We remained well diversified both by        and Strategy, Mr. Rodriguez has served
                                             property type and geographic location.      as adjunct professor of economics at the
         ...investors continued                                                          University of Texas at Dallas. He is a
         to express a preference             IN CLOSING                                  member of the National Association of
        for securities backed by                                                         Business Economists, The American Real
            tangible assets.                 We are encouraged by the recovery staged    Estate Society and The Institute of
                                             by REITs following the correction in the    Certified Financial Planners. Mr.
exhibits long and stable lease               first few months of 2005. During the        Rodriguez received his B.B.A. in
patterns--qualities that make it an          reporting period, we believe REIT prices    economics and finance as well as his
attractive investment for the Fund. The      largely reflected fair levels relative      M.B.A. from Baylor University.
company's first quarter 2005 funds from      to the value of their underlying
operation--a measure often used to gauge     holdings. Although REIT prices have                        MARK D. BLACKBURN,
a REIT's performance--increased 20% from     increased, we believe occupancy and         [BLACKBURN     Chartered Financial
the comparable period in 2004.               rental rates are supporting that growth        PHOTO]      Analyst, Director of
                                             and that REIT fundamentals continued to                    Securities Research,
    Apartment REITs also performed well,     improve.                                                   INVESCO Real Estate, is a
particularly those names focused more on                                                                manager of AIM V.I. Real
providing total return as compared to            During the reporting period,            Estate Fund. Prior to joining INVESCO in
high current yield. Given our focus on       investors continued to express a            1998, he was an associate director of
total return, this trend proved              preference for securities backed by         the research department at a brokerage
favorable for the Fund.                      tangible assets. We appreciate your         firm. He has approximately 18 years of
                                             continued participation in AIM V.I. Real    experience in institutional investing
    Despite the recovery in the REIT         Estate Fund.                                and risk management. Mr. Blackburn
market in the second quarter, a few                                                      received a B.S. in accounting from
holdings detracted from Fund                 THE VIEWS AND OPINIONS EXPRESSED IN         Louisiana State University and an M.B.A.
performance. MULTIPLEX GROUP, a              MANAGEMENT'S DISCUSSION OF FUND             from Southern Methodist University. He
diversified Australian LPT (the              PERFORMANCE ARE THOSE OF A I M ADVISORS,    is a Certified Public Accountant and a
Australian equivalent to a U.S. REIT),       INC. THESE VIEWS AND OPINIONS ARE           member of the National Association of
is building Wembley National Stadium in      SUBJECT TO CHANGE AT ANY TIME BASED ON      Real Estate Investment Trusts.
the United Kingdom. Cost overruns on the     FACTORS SUCH AS MARKET AND ECONOMIC
project, however, have had a significant     CONDITIONS. THESE VIEWS AND OPINIONS MAY                   JAMES W. TROWBRIDGE,
impact on the stock. We continue to          NOT BE RELIED UPON AS INVESTMENT ADVICE     [TROWBRIDGE    portfolio manager,
monitor this position.                       OR RECOMMENDATIONS, OR AS AN OFFER FOR A       PHOTO]      INVESCO Real Estate, is a
                                             PARTICULAR SECURITY. THE INFORMATION IS                    manager of AIM V.I. Real
    Our lack of exposure to EQUITY           NOT A COMPLETE ANALYSIS OF EVERY ASPECT                    Estate Fund.
OFFICE PROPERTIES--a stock which is          OF ANY MARKET, COUNTRY, INDUSTRY,                          Mr. Trowbridge, who joined
heavily weighted in the MSCI US REIT         SECURITY OR THE FUND. STATEMENTS OF FACT    INVESCO in 1989, is responsible for
Index--proved a drag on the Fund's           ARE FROM SOURCES CONSIDERED RELIABLE,       integrating his knowledge into INVESCO's
comparative performance as the stock         BUT A I M ADVISORS, INC. MAKES NO           publicly traded real estate securities
appreciated significantly over the           REPRESENTATION OR WARRANTY AS TO THEIR      investments. He specializes in analyzing
reporting period. We do not own the          COMPLETENESS OR ACCURACY. ALTHOUGH          markets and property level
stock given concerns                         HISTORICAL PERFORMANCE IS NO GUARANTEE      supply-and-demand relationships and
                                             OF FUTURE RESULTS, THESE INSIGHTS MAY       evaluating REIT company strategic
                                             HELP YOU UNDERSTAND OUR INVESTMENT          direction and management. Prior to
                                             MANAGEMENT PHILOSOPHY.                      joining INVESCO, Mr. Trowbridge spent
                                                                                         five years as a senior real estate
                                                                                         officer. He holds a B.S. in finance from
                                                                                         Indiana University and is a member of
                                                                                         the National Association of Real Estate
                                                                                         Investment Trusts.

                                                                                         Assisted by the Real Estate Team


                                                                                               [RIGHT ARROW GRAPHIC]

                                                                                         FOR A DISCUSSION OF RISKS OF INVESTING
                                                                                         IN YOUR FUND, INDEXES USED IN THIS
                                                                                         REPORT AND YOUR FUND'S LONG-TERM
                                                                                         PERFORMANCE, PLEASE TURN THE PAGE.

AIM V.I. REAL ESTATE FUND



YOUR FUND'S LONG-TERM PERFORMANCE

============================                 Series II shares invest in                   Fund and are not intended to reflect
AVERAGE ANNUAL TOTAL RETURNS                 the same portfolio of securities and         actual variable product values. They do
                                             will have substantially similar              not reflect sales charges, expenses and
As of 6/30/05                                performance, except to the extent that       fees assessed in connection with a
                                             expenses borne by each class differ.         variable product. Sales charges,
SERIES I SHARES                                                                           expenses and fees, which are determined
Inception (3/31/98)   12.12%                     The performance data quoted              by the variable product issuers, will
  5 Years             18.60                  represent past performance and cannot        vary and will lower the total return.
  1 Year              34.01                  guarantee comparable future results;
                                             current performance may be lower or              Per NASD requirements, the most
SERIES II SHARES                             higher. Please contact your variable         recent month-end performance data at the
Inception             11.85%                 product issuer or financial advisor for      Fund level, excluding variable product
  5 Years             18.33                  the most recent month-end variable           charges, is available on this AIM
  1 Year              33.74                  product performance. Performance figures     automated information line,
============================                 reflect Fund expenses, reinvested            866-702-4402. As mentioned above, for
                                             distributions and changes in net asset       the most recent month-end performance
                                             value. Investment return and principal       including variable product charges,
Returns since the inception date of          value will fluctuate so that you may         please contact your variable product
Series II shares are historical. All         have a gain or loss when you sell            issuer or financial advisor.
other returns are the blended returns of     shares.
the historical performance of Series II                                                       Had the advisor not waived fees
shares since their inception and the             AIM V.I. Real Estate Fund, a series      and/or reimbursed expenses, performance
restated historical performance of           portfolio of AIM Variable Insurance          would have been lower.
Series I shares (for periods prior to        Funds, is currently offered through
inception of Series II shares) adjusted      insurance companies issuing variable
to reflect the higher Rule 12b-1 fees        products. You cannot purchase shares of
applicable to Series II shares. The          the Fund directly. Performance figures
inception date of Series I shares is         given represent the
March 31, 1998. The inception date of
Series II shares is April 30, 2004. The
Series I and


PRINCIPAL RISKS OF INVESTING IN THE FUND     assurance that the Fund will have            performance of the Fund may deviate
                                             favorable IPO investment opportunities.      significantly from the performance of
Investing in a single-sector or                                                           the indexes.
single-region mutual fund involves           ABOUT INDEXES USED IN THIS REPORT
greater risk and potential reward than                                                        A direct investment cannot be made
investing in a more diversified fund.        The unmanaged Standard & Poor's              in an index. Unless otherwise indicated,
                                             Composite Index of 500 Stocks (the           index results include reinvested
    The Fund may invest up to 25% of its     S&P 500--Registered Trademark-- INDEX) is     dividends, and they do not reflect sales
assets in the securities of non-U.S.         an index of common stocks frequently         charges. Performance of an index of
issuers. International investing             used as a general measure of U.S. stock      funds reflects fund expenses;
presents certain risks not associated        market performance.                          performance of a market index does not.
with investing solely in the United
States. These include risks relating to          The unmanaged Morgan Stanley Capital     OTHER INFORMATION
fluctuations in the value of the U.S.        International Index of United States
dollar relative to the values of other       REITs (MSCIUS REIT INDEX) formerly known     The returns shown in management's
currencies, the custody arrangements         as the MORGAN STANLEY REIT INDEX is a        discussion of Fund performance are based
made for the Fund's foreign holdings,        total-return index composed of the most      on net asset values calculated for
differences in accounting, political         actively traded real estate investment       shareholder transactions. Generally
risks and the lesser degree of public        trusts and is designed to be a measure       accepted accounting principles require
information required to be provided by       of real estate equity performance. The       adjustments to be made to the net assets
non-U.S. companies.                          index was developed with a base value of     of the Fund at period end for financial
                                             200 as of December 31, 1994.                 reporting purposes, and as such, the net
    The Fund invests substantial assets                                                   asset values for shareholder
in REITs, which present risks not                The unmanaged LIPPER REAL ESTATE         transactions and the returns based on
associated with investing in stocks.         FUND INDEX represents an average of the      those net asset values may differ from
                                             performance of the 30 largest real           the net asset values and returns
    The prices of IPO securities may go      estate funds tracked by Lipper, Inc., an     reported in the Financial Highlights.
up and down more than prices of equity       independent mutual fund performance          Additionally, the returns and net asset
securities of companies with longer          monitor.                                     values shown throughout this report are
trading histories. In addition,                                                           at the Fund level only and do not
companies offering securities in IPOs            The Fund is not managed to track the     include variable product issuer charges.
may have less experienced management or      performance of any particular index,         If such charges were included, the total
limited operating histories. There can       including the indexes defined here, and      returns would be lower.
be no                                        consequently, the

AIM V.I. REAL ESTATE FUND

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE                                      You may use the information in this          Indexes" on the first page of
                                             table, together with the amount you          management's discussion of Fund
As a shareholder of the Fund, you incur      invested, to estimate the expenses that      performance.
ongoing costs, including management          you paid over the period. Simply divide
fees; distribution and/or service fees       your account value by $1,000 (for                The hypothetical account values and
(12b-1); and other Fund expenses. This       example, an $8,600 account value divided     expenses may not be used to estimate the
example is intended to help you              by $1,000 = 8.6), then multiply the          actual ending account balance or
understand your ongoing costs (in            result by the number in the table under      expenses you paid for the period. You
dollars) of investing in the Fund and to     the heading entitled "Actual Expenses        may use this information to compare the
compare these costs with ongoing costs       Paid During Period" to estimate the          ongoing costs of investing in the Fund
of investing in other mutual funds. The      expenses you paid on your account during     and other funds. To do so, compare this
example is based on an investment of         this period.                                 5% hypothetical example with the 5%
$1,000 invested at the beginning of the                                                   hypothetical examples that appear in the
period and held for the entire period        HYPOTHETICAL EXAMPLE FOR                     shareholder reports of the other funds.
January 1, 2005, through June 30, 2005.      COMPARISON PURPOSES
                                                                                              Please note that the expenses shown
    The actual and hypothetical expenses     The table below also provides                in the table are meant to highlight your
in the examples below do not represent       information about hypothetical account       ongoing costs. Therefore, the
the effect of any fees or other expenses     values and hypothetical expenses based       hypothetical information is useful in
assessed in connection with a variable       on the Fund's actual expense ratio and       comparing ongoing costs, and will not
product; if they did, the expenses shown     an assumed rate of return of 5% per year     help you determine the relative total
would be higher while the ending account     before expenses, which is not the Fund's     costs of owning different funds.
values shown would be lower.                 actual return. The Fund's actual
                                             cumulative total returns at net asset
ACTUAL EXPENSES                              value after expenses for the six months
                                             ended June 30, 2005, appear in the table
The table below provides information         "Fund vs.
about actual account values and actual
expenses.

=============================================================================================================
                                                       ACTUAL                          HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING ACCOUNT      ENDING ACCOUNT        EXPENSES       ENDING ACCOUNT      EXPENSES
SHARE                   VALUE                 VALUE           PAID DURING          VALUE          PAID DURING
CLASS                  (1/1/05)            (6/30/05)(1)        PERIOD(2)         (6/30/05)         PERIOD(2)
Series I             $ 1,000.00             $ 1,054.40         $  6.06          $ 1,018.89         $  5.96
Series II              1,000.00               1,052.80            7.33            1,017.65            7.20

(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2005, through June 30, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended June 30, 2005, appear in the table "Fund vs. Indexes" on the first page of management's discussion of Fund performance.

(2) Expenses are equal to the Fund's annualized expense ratio (1.19% and 1.44% for Series I and Series II shares, respectively) multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

=============================================================================================================

AIM V.I. REAL ESTATE FUND


APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM Variable        functions provided by AIM and AIM's         that the advisory fee rate for the Fund
Insurance Funds (the "Board") oversees       equity and fixed income trading             under the Advisory Agreement was fair
the management of AIM V.I. Real Estate       operations. Based on the review of these    and reasonable.
Fund (the "Fund") and, as required by        and other factors, the Board concluded
law, determines annually whether to          that the quality of services to be          o Expense limitations and fee waivers.
approve the continuance of the Fund's        provided by AIM was appropriate and that    The Board noted that AIM has
advisory agreement with A I M Advisors,      AIM currently is providing satisfactory     contractually agreed to waive advisory
Inc. ("AIM"). Based upon the                 services in accordance with the terms of    fees of the Fund through June 30, 2006
recommendation of the Investments            the Advisory Agreement.                     to the extent necessary so that the
Committee of the Board, which is                                                         advisory fees payable by the Fund do not
comprised solely of independent              o The performance of the Fund relative      exceed a specified maximum advisory fee
trustees, at a meeting held on June 30,      to comparable funds. The Board reviewed     rate, which maximum rate includes
2005, the Board, including all of the        the performance of the Fund during the      breakpoints and is based on net asset
independent trustees, approved the           past one, three and five calendar years     levels. The Board considered the
continuance of the advisory agreement        against the performance of funds advised    contractual nature of this fee waiver
(the "Advisory Agreement") between the       by other advisors with investment           and noted that it remains in effect
Fund and AIM for another year, effective     strategies comparable to those of the       until June 30, 2006. The Board also
July 1, 2005.                                Fund. The Board noted that the Fund's       noted that AIM has contractually agreed
                                             performance for the one and three year      to waive fees and/or limit expenses of
   The Board considered the factors          periods was above the median performance    the Fund through April 30, 2006 so that
discussed below in evaluating the            of such comparable funds and below such     total annual operating expenses are
fairness and reasonableness of the           median performance for the five year        limited to a specified percentage of
Advisory Agreement at the meeting on         period. The Board also noted that AIM       average daily net assets for each class
June 30, 2005 and as part of the Board's     began serving as investment advisor to      of the Fund. The Board considered the
ongoing oversight of the Fund. In their      the Fund in April 2004. Based on this       contractual nature of this fee
deliberations, the Board and the             review, the Board concluded that no         waiver/expense limitation and noted it
independent trustees did not identify        changes should be made to the Fund and      remains in effect until April 30, 2006.
any particular factor that was               that it was not necessary to change the     The Board considered the effect these
controlling, and each trustee attributed     Fund's portfolio management team at this    fee waivers/expense reimbursements would
different weights to the various             time.                                       have on the Fund's estimated expenses
factors.                                                                                 and concluded that the levels of fee
                                             o The performance of the Fund relative      waivers/expense reimbursements for the
   One of the responsibilities of the        to indices. The Board reviewed the          Fund were fair and reasonable.
Senior Officer of the Fund, who is           performance of the Fund during the past
independent of AIM and AIM's affiliates,     one, three and five calendar years          o Breakpoints and economies of scale.
is to manage the process by which the        against the performance of the Lipper       The Board reviewed the structure of the
Fund's proposed management fees are          Real Estate Fund Index. The Board noted     Fund's advisory fee under the Advisory
negotiated to ensure that they are           that the Fund's performance in such         Agreement, noting that it does not
negotiated in a manner which is at arm's     periods was above or comparable to the      include any breakpoints. The Board
length and reasonable. To that end, the      performance of such Index. The Board        considered whether it would be
Senior Officer must either supervise a       also noted that AIM began serving as        appropriate to add advisory fee
competitive bidding process or prepare       investment advisor to the Fund in April     breakpoints for the Fund or whether, due
an independent written evaluation. The       2004. Based on this review, the Board       to the nature of the Fund and the
Senior Officer has recommended an            concluded that no changes should be made    advisory fee structures of comparable
independent written evaluation in lieu       to the Fund and that it was not             funds, it was reasonable to structure
of a competitive bidding process and,        necessary to change the Fund's portfolio    the advisory fee without breakpoints.
upon the direction of the Board, has         management team at this time.               Based on this review, the Board
prepared such an independent written                                                     concluded that it was not necessary to
evaluation. Such written evaluation also     o Meeting with the Fund's portfolio         add advisory fee breakpoints to the
considered certain of the factors            managers and investment personnel. With     Fund's advisory fee schedule. The Board
discussed below. In addition, as             respect to the Fund, the Board is           reviewed the level of the Fund's
discussed below, the Senior Officer made     meeting periodically with such Fund's       advisory fees, and noted that such fees,
certain recommendations to the Board in      portfolio managers and/or other             as a percentage of the Fund's net
connection with such written evaluation.     investment personnel and believes that      assets, would remain constant under the
                                             such individuals are competent and able     Advisory Agreement because the Advisory
   The discussion below serves as a          to continue to carry out their              Agreement does not include any
summary of the Senior Officers               responsibilities under the Advisory         breakpoints. The Board noted that AIM
independent written evaluation and           Agreement.                                  has contractually agreed to waive
recommendations to the Board in                                                          advisory fees of the Fund through June
connection therewith, as well as a           o Overall performance of AIM. The Board     30, 2006 to the extent necessary so that
discussion of the material factors and       considered the overall performance of       the advisory fees payable by the Fund do
the conclusions with respect thereto         AIM in providing investment advisory and    not exceed a specified maximum advisory
that formed the basis for the Board's        portfolio administrative services to the    fee rate, which maximum rate includes
approval of the Advisory Agreement.          Fund and concluded that such performance    breakpoints and is based on net asset
After consideration of all of the            was satisfactory.                           levels. The Board concluded that the
factors below and based on its informed                                                  Fund's fee levels under the Advisory
business judgment, the Board determined      o Fees relative to those of clients of      Agreement therefore would not reflect
that the Advisory Agreement is in the        AIM with comparable investment              economies of scale, although the
best interests of the Fund and its           strategies. The Board reviewed the          advisory fee waiver reflects economies
shareholders and that the compensation       advisory fee rate for the Fund under the    of scale.
to AIM under the Advisory Agreement is       Advisory Agreement. The Board noted that
fair and reasonable and would have been      this rate was the same as the advisory      o Investments in affiliated money market
obtained through arm's length                fee rate for one mutual fund advised by     funds. The Board also took into account
negotiations.                                AIM with investment strategies              the fact that uninvested cash and cash
                                             comparable to those of the Fund. The        collateral from securities lending
o The nature and extent of the advisory      Board noted that AIM has agreed to waive    arrangements (collectively, "cash
services to be provided by AIM. The          advisory fees of the Fund and to limit      balances") of the Fund may be invested
Board reviewed the services to be            the Fund's total operating expenses, as     in money market funds advised by AIM
provided by AIM under the Advisory           discussed below. Based on this review,      pursuant to the terms of an SEC
Agreement. Based on such review, the         the Board concluded that the advisory       exemptive order. The Board found that
Board concluded that the range of            fee rate for the Fund under the Advisory    the Fund may realize certain benefits
services to be provided by AIM under the     Agreement was fair and reasonable.          upon investing cash balances in AIM
Advisory Agreement was appropriate and                                                   advised money market funds, including a
that AIM currently is providing services     o Fees relative to those of comparable      higher net return, increased liquidity,
in accordance with the terms of the          funds with other advisors. The Board        increased diversification or decreased
Advisory Agreement.                          reviewed the advisory fee rate for the      transaction costs. The Board also found
                                             Fund under the Advisory Agreement. The      that the Fund will not receive reduced
o The quality of services to be provided     Board compared effective contractual        services if it invests its cash balances
by AIM. The Board reviewed the               advisory fee rates at a common asset        in such money market funds. The Board
credentials and experience of the            level and noted that the Fund's rate was    noted that, to the extent the Fund
officers and employees of AIM who will       above the median rate of the funds          invests in affiliated money market
provide investment advisory services to      advised by other advisors with              funds, AIM has voluntarily agreed to
the Fund. In reviewing the                   investment strategies comparable to         waive a portion of the advisory fees it
qualifications of AIM to provide             those of the Fund that the Board            receives from the Fund attributable to
investment advisory services, the Board      reviewed. The Board noted that AIM has      such investment. The Board further
reviewed the qualifications of AIM's         agreed to waive advisory fees of the        determined that the proposed securities
investment personnel and considered such     Fund and to limit the Fund's total          lending program and related
issues as AIM's portfolio and product        operating expenses, as discussed below.
review process, various back office          Based on this review, the Board
support                                      concluded


                                                                                                                         (continued)


AIM V.I. REAL ESTATE FUND

procedures with respect to the lending       services to the Fund, including            o The performance of the Fund relative
Fund is in the best interests of the         administrative, transfer agency and        to comparable funds. The Board reviewed
lending Fund and its respective              distribution services, and that AIM and    the performance of the Fund during the
shareholders. The Board therefore            its affiliates currently are providing     past one, three and five calendar years
concluded that the investment of cash        satisfactory non-investment advisory       against the performance of funds advised
collateral received in connection with       services.                                  by other advisors with investment
the securities lending program in the                                                   strategies comparable to those of the
money market funds according to the          o Other factors and current trends. In     Fund. The Board noted that the Fund's
procedures is in the best interests of       determining whether to continue the        performance for the one and three year
the lending Fund and its respective          Advisory Agreement for the Fund, the       periods was above the median performance
shareholders.                                Board considered the fact that AIM,        of such comparable funds and below such
                                             along with others in the mutual fund       median performance for the five year
o Independent written evaluation and         industry, is subject to regulatory         period. The Board also noted that AIM
recommendations of the Fund's Senior         inquiries and litigation related to a      began serving as investment advisor to
Officer. The Board noted that, upon          wide range of issues. The Board also       the Fund in April 2004. Based on this
their direction, the Senior Officer of       considered the governance and compliance   review, the Board concluded that no
the Fund had prepared an independent         reforms being undertaken by AIM and its    changes should be made to the Fund and
written evaluation in order to assist        affiliates, including maintaining an       that it was not necessary to change the
the Board in determining the                 internal controls committee and            Fund's portfolio management team at this
reasonableness of the proposed               retaining an independent compliance        time.
management fees of the AIM Funds,            consultant, and the fact that AIM has
including the Fund. The Board noted that     undertaken to cause the Fund to operate    o The performance of the Fund relative
the Senior Officer's written evaluation      in accordance with certain governance      to indices. The Board reviewed the
had been relied upon by the Board in         policies and practices. The Board          performance of the Fund during the past
this regard in lieu of a competitive         concluded that these actions indicated a   one, three and five calendar years
bidding process. In determining whether      good faith effort on the part of AIM to    against the performance of the Lipper
to continue the Advisory Agreement for       adhere to the highest ethical standards,   Real Estate Fund Index. The Board noted
the Fund, the Board considered the           and determined that the current            that the Fund's performance in such
Senior Officer's written evaluation and      regulatory and litigation environment to   periods was above or comparable to the
the recommendation made by the Senior        which AIM is subject should not prevent    performance of such Index. The Board
Officer to the Board that the Board          the Board from continuing the Advisory     also noted that AIM began serving as
consider implementing a process to           Agreement for the Fund.                    investment advisor to the Fund in April
assist them in more closely monitoring                                                  2004. Based on this review, the Board
the performance of the AIM Funds. The        APPROVAL OF SUB-ADVISORY AGREEMENT         concluded that no changes should be made
Board concluded that it would be                                                        to the Fund and that it was not
advisable to implement such a process as     The Board oversees the management of the   necessary to change the Fund's portfolio
soon as reasonably practicable.              Fund and, as required by law, determines   management team at this time.
                                             annually whether to approve the
                                             continuance of the Fund's sub-advisory     o Meeting with the Fund's portfolio
o Profitability of AIM and its               agreement. Based upon the recommendation   managers and investment personnel. The
affiliates. The Board reviewed               of the Investments Committee of the        Board is meeting periodically with the
information concerning the profitability     Board, which is comprised solely of        Fund's portfolio managers and/or other
of AIM's (and its affiliates')               independent trustees, at a meeting held    investment personnel and believes that
investment advisory and other activities     on June 30, 2005, the Board, including     such individuals are competent and able
and its financial condition. The Board       all of the independent trustees,           to continue to carry out their
considered the overall profitability of      approved the continuance of the            responsibilities under the Sub-Advisory
AIM, as well as the profitability of AIM     sub-advisory agreement (the                Agreement.
in connection with managing the Fund.        "Sub-Advisory Agreement") between
The Board noted that AIM's operations        INVESCO Institutional (N.A.), Inc. (the    o Overall performance of the
remain profitable, although increased        "Sub-Advisor") and AIM with respect to     Sub-Advisor. The Board considered the
expenses in recent years have reduced        the Fund for another year,effective July   overall performance of the Sub-Advisor
AIM's profitability. Based on the review     1, 2005.                                   in providing investment advisory
of the profitability of AIM's and its                                                   services to the Fund and concluded that
affiliates' investment advisory and other       The Board considered the factors        such performance was satisfactory.
activities and its financial condition,      discussed below in evaluating the
the Board concluded that the                 fairness and reasonableness of the         o Advisory fees, expense limitations and
compensation to be paid by the Fund to       Sub-Advisory Agreement at the meeting on   fee waivers, and breakpoints and
AIM under its Advisory Agreement was not     June 30, 2005 and as part of the Board's   economies of scale. In reviewing these
excessive.                                   ongoing oversight of the Fund. In their    factors, the Board considered only the
                                             deliberations, the Board and the           advisory fees charged to the Fund by AIM
o Benefits of soft dollars to AIM. The       independent trustees did not identify      and did not consider the sub-advisory
Board considered the benefits realized       any particular factor that was             fees paid by AIM to the Sub-Advisor. The
by AIM as a result of brokerage              controlling, and each trustee attributed   Board believes that this approach is
transactions executed through "soft          different weights to the various           appropriate because the sub-advisory
dollar" arrangements. Under these            factors.                                   fees have no effect on the Fund or its
arrangements, brokerage commissions paid                                                shareholders, as they are paid by AIM
by the Fund and/or other funds advised          The discussion below serves as a        rather than the Fund. Furthermore, AIM
by AIM are used to pay for research and      discussion of the material factors and     and the Sub-Advisor are affiliates and
execution services. This research is         the conclusions with respect thereto       the Board believes that the allocation
used by AIM in making investment             that formed the basis for the Board's      of fees between them is a business
decisions for the Fund. The Board            approval of the Sub-Advisory Agreement.    matter, provided that the advisory fees
concluded that such arrangements were        After consideration of all of the          charged to the Fund are fair and
appropriate.                                 factors below and based on its informed    reasonable.
                                             business judgment, the Board determined
o AIM's financial soundness in light of      that the Sub-Advisory Agreement is in      o Profitability of AIM and its
the Fund's needs. The Board considered       the best interests of the Fund and its     affiliates. The Board reviewed
whether AIM is financially sound and has     shareholders.                              information concerning the profitability
the resources necessary to perform its                                                  of AIM's (and its affiliates')
obligations under the Advisory               o The nature and extent of the advisory    investment advisory and other activities
Agreement, and concluded that AIM has        services to be provided by the             and its financial condition. The Board
the financial resources necessary to         Sub-Advisor. The Board reviewed the        considered the overall profitability of
fulfill its obligations under the            services to be provided by the             AIM, as well as the profitability of AIM
Advisory Agreement.                          Sub-Advisor under the Sub-Advisory         in connection with managing the Fund.
                                             Agreement. Based on such review, the       The Board noted that AIM's operations
o Historical relationship between the        Board concluded that the range of          remain profitable, although increased
Fund and AIM. In determining whether to      services to be provided by the             expenses in recent years have reduced
continue the Advisory Agreement for the      Sub-Advisor under the Sub-Advisory         AIM's profitability. Based on the review
Fund, the Board also considered the          Agreement was appropriate and that the     of the profitability of AIM's and its
prior relationship between AIM and the       Sub-Advisor currently is providing         affiliates' investment advisory and other
Fund, as well as the Board's knowledge       services in accordance with the terms of   activities and its financial condition,
of AIM's operations, and concluded that      the Sub-Advisory Agreement.                the Board concluded that the
it was beneficial to maintain the                                                       compensation to be paid by the Fund to
current relationship, in part, because       o The quality of services to be provided   AIM under its Advisory Agreement was not
of such knowledge. The Board also            by the Sub-Advisor. The Board reviewed     excessive.
reviewed the general nature of the           the credentials and experience of the
non-investment advisory services             officers and employees of the              o The Sub-Advisor's financial soundness
currently performed by AIM and its           Sub-Advisor who will provide investment    in light of the Fund's needs. The Board
affiliates, such as administrative,          advisory services to the Fund. Based on    considered whether the Sub-Advisor is
transfer agency and distribution             the review of these and other factors,     financially sound and has the resources
services, and the fees received by AIM       the Board concluded that the quality of    necessary to perform its obligations
and its affiliates for performing such       services to be provided by the             under the Sub-Advisory Agreement, and
services. In addition to reviewing such      Sub-Advisor was appropriate, and that      concluded that the Sub-Advisor has the
services, the trustees also considered       the Sub-Advisor currently is providing     financial resources necessary to fulfill
the organizational structure employed by     satisfactory services in accordance with   its obligations under the Sub-Advisory
AIM and its affiliates to provide those      the terms of the Sub-Advisory Agreement.   Agreement.
services. Based on the review of these
and other factors, the Board concluded
that AIM and its affiliates were
qualified to continue to provide
non-investment advisory

SCHEDULE OF INVESTMENTS

June 30, 2005
(Unaudited)


                                                             MARKET
                                                SHARES        VALUE
----------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS, COMMON STOCKS
  & OTHER EQUITY INTERESTS-96.66%

APARTMENTS-15.03%

American Campus Communities, Inc.                 17,700   $   401,436
----------------------------------------------------------------------
Archstone-Smith Trust                             71,200     2,749,744
----------------------------------------------------------------------
AvalonBay Communities, Inc.                       31,700     2,561,360
----------------------------------------------------------------------
BRE Properties, Inc.-Class A                       1,000        41,850
----------------------------------------------------------------------
Camden Property Trust                             10,100       542,875
----------------------------------------------------------------------
Canadian Apartment Properties Real Estate
  Investment Trust (Canada)                       30,300       366,741
----------------------------------------------------------------------
Education Realty Trust, Inc.                      15,200       278,160
----------------------------------------------------------------------
Equity Residential                                96,900     3,567,858
----------------------------------------------------------------------
Essex Property Trust, Inc.                        20,000     1,661,200
----------------------------------------------------------------------
GMH Communities Trust                              8,500       117,725
----------------------------------------------------------------------
Post Properties, Inc.                              6,100       220,271
----------------------------------------------------------------------
United Dominion Realty Trust, Inc.                17,600       423,280
======================================================================
                                                            12,932,500
======================================================================

DIVERSIFIED-7.49%

CapitaCommercial Trust (Singapore)(a)             69,900        62,553
----------------------------------------------------------------------
Capital & Regional PLC (United Kingdom)(a)        18,000       260,250
----------------------------------------------------------------------
CapitaLand Ltd. (Singapore)(a)                    55,000        77,448
----------------------------------------------------------------------
Colonial Properties Trust                          7,700       338,800
----------------------------------------------------------------------
Cominar Real Estate Investment Trust (Canada)      8,900       137,068
----------------------------------------------------------------------
Cousins Properties Inc.-Series B, 7.50% Pfd        5,900       149,565
----------------------------------------------------------------------
Hang Lung Properties Ltd. (Hong Kong)(a)          86,000       126,109
----------------------------------------------------------------------
Hongkong Land Holdings Ltd. (Bermuda)(a)          98,000       272,973
----------------------------------------------------------------------
Hysan Development Co. Ltd. (Hong Kong)(a)         72,000       149,113
----------------------------------------------------------------------
Land Securities Group PLC (United Kingdom)(a)     10,800       268,177
----------------------------------------------------------------------
Mitsui Fudosan Co., Ltd. (Japan)(a)               21,000       234,201
----------------------------------------------------------------------
Multiplex Group (Australia)(a)                   142,900       313,662
----------------------------------------------------------------------
Singapore Land Ltd. (Singapore)(a)                28,000        93,572
----------------------------------------------------------------------
Sino Land Co. Ltd. (Hong Kong)(a)                 74,594        79,207
----------------------------------------------------------------------
TOKYU REIT, Inc. (Japan)(a)                           46       333,859
----------------------------------------------------------------------
Vornado Realty Trust                              44,100     3,545,640
======================================================================
                                                             6,442,197
======================================================================

HEALTHCARE-0.83%

Ventas, Inc.                                      23,500       709,700
======================================================================

INDUSTRIAL PROPERTIES-10.53%

AMB Property Corp.                                10,300       447,329
----------------------------------------------------------------------
Ascendas Real Estate Investment Trust
  (Singapore)(a)                                  91,200       119,409
----------------------------------------------------------------------

                                                             MARKET
                                                SHARES        VALUE
----------------------------------------------------------------------

INDUSTRIAL PROPERTIES-(CONTINUED)

Catellus Development Corp.                        20,247   $   664,102
----------------------------------------------------------------------
CenterPoint Properties Trust                      61,300     2,592,990
----------------------------------------------------------------------
First Potomac Realty Trust                         6,300       156,240
----------------------------------------------------------------------
Macquarie Goodman Group (Australia)               51,600       160,338
----------------------------------------------------------------------
ProLogis                                         118,114     4,752,907
----------------------------------------------------------------------
Summit Real Estate Investment Trust (Canada)       9,800       164,047
======================================================================
                                                             9,057,362
======================================================================

LODGING-RESORTS-10.83%

Eagle Hospitality Properties Trust,
  Inc.-Series A, 8.25% Pfd.(b)                     5,000       126,719
----------------------------------------------------------------------
Equity Inns Inc.                                  26,100       347,130
----------------------------------------------------------------------
Fairmont Hotels & Resorts Inc. (Canada)           12,100       421,443
----------------------------------------------------------------------
Hilton Hotels Corp.                              106,000     2,528,100
----------------------------------------------------------------------
Host Marriott Corp.                              182,600     3,195,500
----------------------------------------------------------------------
La Quinta Corp.(c)                                18,600       173,538
----------------------------------------------------------------------
LaSalle Hotel Properties                          11,900       390,439
----------------------------------------------------------------------
Orient-Express Hotels Ltd.-Class A (Bermuda)       7,300       231,191
----------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.(d)      32,500     1,903,525
======================================================================
                                                             9,317,585
======================================================================

OFFICE PROPERTIES-17.82%

Alexandria Real Estate Equities, Inc.             16,400     1,204,580
----------------------------------------------------------------------
Alexandria Real Estate Equities, Inc.-Series
  C, 8.38% Pfd.                                    1,800        47,502
----------------------------------------------------------------------
American Financial Realty Trust                   40,000       615,200
----------------------------------------------------------------------
Arden Realty, Inc.                                18,000       647,640
----------------------------------------------------------------------
Boston Properties, Inc.                           50,800     3,556,000
----------------------------------------------------------------------
Brandywine Realty Trust                           24,200       741,730
----------------------------------------------------------------------
Brookfield Properties Corp. (Canada)              41,750     1,202,400
----------------------------------------------------------------------
CarrAmerica Realty Corp.                          23,600       853,848
----------------------------------------------------------------------
Derwent Valley Holdings PLC (United
  Kingdom)(a)                                     19,700       419,348
----------------------------------------------------------------------
Digital Realty Trust, Inc.-Series A, 8.50%
  Pfd                                              2,900        74,907
----------------------------------------------------------------------
Kilroy Realty Corp.                                8,800       417,912
----------------------------------------------------------------------
Reckson Associates Realty Corp.                   17,900       600,545
----------------------------------------------------------------------
SL Green Realty Corp.                             44,400     2,863,800
----------------------------------------------------------------------
Trizec Properties, Inc.                          101,100     2,079,627
======================================================================
                                                            15,325,039
======================================================================

REGIONAL MALLS-20.93%

CapitaMall Trust (Singapore)(a)                   52,700        74,338
----------------------------------------------------------------------
CBL & Associates Properties, Inc.-Series D,
  7.38% Pfd.                                       3,100        78,523
----------------------------------------------------------------------
General Growth Properties, Inc.                  143,600     5,900,524
----------------------------------------------------------------------

                           AIM V.I. REAL ESTATE FUND


                                                             MARKET
                                                SHARES        VALUE
----------------------------------------------------------------------
REGIONAL MALLS-(CONTINUED)

Liberty International PLC (United Kingdom)(a)     18,500   $   320,501
----------------------------------------------------------------------
Macerich Co. (The)                                48,600     3,258,630
----------------------------------------------------------------------
Mills Corp. (The)                                 28,700     1,744,673
----------------------------------------------------------------------
Simon Property Group, Inc.                        87,400     6,335,626
----------------------------------------------------------------------
Taubman Centers, Inc.-Series G, 8.00% Pfd          3,100        79,515
----------------------------------------------------------------------
Westfield Group (Australia)(a)                    15,700       211,631
======================================================================
                                                            18,003,961
======================================================================

SELF STORAGE FACILITIES-2.52%

Extra Space Storage Inc.                          15,200       217,816
----------------------------------------------------------------------
Public Storage, Inc.                              25,800     1,631,850
----------------------------------------------------------------------
U-Store-It Trust                                  16,800       320,040
======================================================================
                                                             2,169,706
======================================================================

SHOPPING CENTERS-9.14%

Citycon Oyj (Finland)(a)                          29,600       109,288
----------------------------------------------------------------------
Developers Diversified Realty Corp.               57,500     2,642,700
----------------------------------------------------------------------
Federal Realty Investment Trust                   15,900       938,100
----------------------------------------------------------------------
New Plan Excel Realty Trust                        7,500       203,775
----------------------------------------------------------------------
Pan Pacific Retail Properties, Inc.               12,100       803,198
----------------------------------------------------------------------

                                                             MARKET
                                                SHARES        VALUE
----------------------------------------------------------------------

SHOPPING CENTERS-(CONTINUED)

Regency Centers Corp.                             44,000   $ 2,516,800
----------------------------------------------------------------------
Urstadt Biddle Properties-Class A                 37,400       647,768
======================================================================
                                                             7,861,629
======================================================================

SPECIALTY PROPERTIES-1.54%

Capital Automotive REIT                           16,800       641,256
----------------------------------------------------------------------
Entertainment Properties Trust                     8,800       404,800
----------------------------------------------------------------------
Entertainment Properties Trust-Series B,
  7.75% Pfd.                                       2,800        71,008
----------------------------------------------------------------------
Spirit Finance Corp.                              18,000       211,500
======================================================================
                                                             1,328,564
======================================================================
    Total Real Estate Investment Trusts,
      Common Stocks & Other Equity Interests
      (Cost $66,572,992)                                    83,148,243
======================================================================

MONEY MARKET FUNDS-2.68%

Premier Portfolio-Institutional Class (Cost
  $2,305,238)(e)                               2,305,238     2,305,238
======================================================================
TOTAL INVESTMENTS-99.34% (Cost $68,878,230)                 85,453,481
======================================================================
OTHER ASSETS LESS LIABILITIES-0.66%                            570,455
======================================================================
NET ASSETS-100.00%                                         $86,023,936
______________________________________________________________________
======================================================================

Investment Abbreviations:

Pfd.  - Preferred
REIT  - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at June 30, 2005 was $3,525,639, which represented 4.13% of the Fund's Total Investments. See Note 1A.
(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The market value of this security at June 30, 2005 represented 0.15% of the Fund's Total Investments. See Note 1A.
(c) Non-income producing security.
(d) Each unit represents one common share and one Class B share.
(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying notes which are an integral part of the financial statements.
                           AIM V.I. REAL ESTATE FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005
(Unaudited)

ASSETS:

Investments, at market value (cost $66,572,992)  $83,148,243
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $2,305,238)                                2,305,238
============================================================
     Total investments (cost $68,878,230)         85,453,481
============================================================
Foreign currencies, at market value (cost
  $1,916)                                              1,911
------------------------------------------------------------
Receivables for:
  Fund shares sold                                   514,791
------------------------------------------------------------
  Dividends                                          325,335
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                 5,017
------------------------------------------------------------
Other assets                                           9,551
============================================================
     Total assets                                 86,310,086
____________________________________________________________
============================================================


LIABILITIES:

Payables for:
  Investments purchased                               45,035
------------------------------------------------------------
  Fund shares reacquired                             138,664
------------------------------------------------------------
  Trustee deferred compensation and retirement
     plans                                             5,896
------------------------------------------------------------
Accrued administrative services fees                  71,193
------------------------------------------------------------
Accrued distribution fees -- Series II                     9
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                               114
------------------------------------------------------------
Accrued transfer agent fees                              448
------------------------------------------------------------
Accrued operating expenses                            24,791
============================================================
     Total liabilities                               286,150
============================================================
Net assets applicable to shares outstanding      $86,023,936
____________________________________________________________
============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                    $61,561,373
------------------------------------------------------------
Undistributed net investment income                1,646,855
------------------------------------------------------------
Undistributed net realized gain from investment
  securities and foreign currencies                6,240,945
------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies               16,574,763
============================================================
                                                 $86,023,936
____________________________________________________________
============================================================


NET ASSETS:

Series I                                         $86,009,172
____________________________________________________________
============================================================
Series II                                        $    14,764
____________________________________________________________
============================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Series I                                           4,263,532
____________________________________________________________
============================================================
Series II                                              733.4
____________________________________________________________
============================================================
Series I:
  Net asset value per share                      $     20.17
____________________________________________________________
============================================================
Series II:
  Net asset value per share                      $     20.13
____________________________________________________________
============================================================


STATEMENT OF OPERATIONS
For the six months ended June 30, 2005
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $16,755)                                        $1,173,247
------------------------------------------------------------
Dividends from affiliated money market funds          36,228
============================================================
    Total investment income                        1,209,475
============================================================

EXPENSES:

Advisory fees                                        351,766
------------------------------------------------------------
Administrative services fees                         103,827
------------------------------------------------------------
Custodian fees                                        14,358
------------------------------------------------------------
Distribution fees -- Series II                            17
------------------------------------------------------------
Transfer agent fees                                    5,339
------------------------------------------------------------
Trustees' and officer's fees and benefits              7,604
------------------------------------------------------------
Other                                                 42,365
============================================================
    Total expenses                                   525,276
============================================================
Less: Fees waived                                    (60,156)
============================================================
    Net expenses                                     465,120
============================================================
Net investment income                                744,355
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                            3,681,359
------------------------------------------------------------
  Foreign currencies                                  (8,068)
============================================================
                                                   3,673,291
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                             (158,871)
------------------------------------------------------------
  Foreign currencies                                    (793)
============================================================
                                                    (159,664)
============================================================
Net gain from investment securities and foreign
  currencies                                       3,513,627
============================================================
Net increase in net assets resulting from
  operations                                      $4,257,982
____________________________________________________________
============================================================

See accompanying notes which are an integral part of the financial statements.
                           AIM V.I. REAL ESTATE FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2005 and the year ended December 31, 2004 (Unaudited)

                                                               JUNE 30,      DECEMBER 31,
                                                                 2005            2004
-----------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   744,355    $   896,234
-----------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                  3,673,291      2,617,646
-----------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                 (159,664)    12,603,568
=========================================================================================
    Net increase in net assets resulting from operations        4,257,982     16,117,448
=========================================================================================
Distributions to shareholders from net investment income:
  Series I                                                             --       (553,411)
-----------------------------------------------------------------------------------------
  Series II                                                            --           (100)
=========================================================================================
    Total distributions from net investment income                     --       (553,511)
=========================================================================================
Distributions to shareholders from net realized gains:
  Series I                                                             --     (1,213,446)
-----------------------------------------------------------------------------------------
  Series II                                                            --           (218)
=========================================================================================
    Total distributions from net realized gains                        --     (1,213,664)
=========================================================================================
    Decrease in net assets resulting from distributions                --     (1,767,175)
=========================================================================================
Share transactions-net:
  Series I                                                      2,361,271     38,957,318
-----------------------------------------------------------------------------------------
  Series II                                                            --         10,318
=========================================================================================
    Net increase in net assets resulting from share
     transactions                                               2,361,271     38,967,636
=========================================================================================
    Net increase in net assets                                  6,619,253     53,317,909
=========================================================================================

NET ASSETS:

  Beginning of period                                          79,404,683     26,086,774
=========================================================================================
  End of period (including undistributed net investment
    income of $1,646,855 and $902,500, respectively)          $86,023,936    $79,404,683
_________________________________________________________________________________________
=========================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Real Estate Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty-eight separate portfolios. The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products"). Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve a high total return. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts

                           AIM V.I. REAL ESTATE FUND
of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

       The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital in the Statement of Changes in Net Assets. These recharacterizations are reflected in the accompanying financial statements.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

                           AIM V.I. REAL ESTATE FUND

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.90% of the Fund's average daily net assets.

    Through June 30, 2006, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund based on the Fund's average daily net assets do not exceed the annual rate of:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                            0.75%
-------------------------------------------------------------------
Next $250 million                                             0.74%
-------------------------------------------------------------------
Next $500 million                                             0.73%
-------------------------------------------------------------------
Next $1.5 billion                                             0.72%
-------------------------------------------------------------------
Next $2.5 billion                                             0.71%
-------------------------------------------------------------------
Next $2.5 billion                                             0.70%
-------------------------------------------------------------------
Next $2.5 billion                                             0.69%
-------------------------------------------------------------------
Over $10 billion                                              0.68%
___________________________________________________________________
===================================================================


    Under the terms of a master sub-advisory agreement between AIM and INVESCO Institutional (N.A.), Inc. ("INVESCO"), AIM pays INVESCO 40% of the amount of AIM's compensation on the sub-advised assets.

    AIM has also contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 1.30% and Series II shares to 1.45% of average daily net assets, through April 30, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. AIM did not waive fees and/or reimburse expenses during the period under this expense limitation.

                           AIM V.I. REAL ESTATE FUND

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended June 30, 2005, AIM waived fees of $60,156.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2005, AMVESCAP's expense reimbursement was less than $100.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2005, AIM was paid $24,795 for accounting and fund administrative services and reimbursed $79,032 for services provided by insurance companies.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. For the six months ended June 30, 2005, the Fund paid AISI $5,339.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. Pursuant to the Plan, for the six months ended June 30, 2005, the Series II shares paid $17.

    Certain officers and trustees of the Trust are also officers and directors of AIM, AISI, INVESCO and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the SEC and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in an affiliated money market fund for the six months ended June 30, 2005.

                                                                    UNREALIZED
                 MARKET VALUE      PURCHASES       PROCEEDS        APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               12/31/04         AT COST       FROM SALES      (DEPRECIATION)      06/30/05        INCOME      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------
Premier
  Portfolio-
  Institutional
  Class           $6,720,218      $16,209,764    $(20,624,744)        $   --         $2,305,238       $36,228       $   --
_____________________________________________________________________________________________________________________________
=============================================================================================================================

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee of the Fund who is not an "interested person" of the AIM Funds. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    In addition to the above, "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to the Senior Officer of the AIM Funds.

    During the six months ended June 30, 2005, the Fund paid legal fees of $2,089 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

                           AIM V.I. REAL ESTATE FUND

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of December 31, 2004.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2005 was $27,468,149 and $20,395,457, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities      $    16,733,588
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (180,009)
===============================================================================
Net unrealized appreciation of investment securities            $    16,553,579
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $68,899,902.


NOTE 8--SHARE INFORMATION

                                         CHANGES IN SHARES OUTSTANDING(a)
-------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED               YEAR ENDED
                                                                   JUNE 30, 2005              DECEMBER 31, 2004
                                                              ------------------------    -------------------------
                                                               SHARES        AMOUNT        SHARES         AMOUNT
-------------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                     998,760    $ 18,551,576    3,115,355    $ 50,705,698
-------------------------------------------------------------------------------------------------------------------
  Series II(b)                                                      --              --          716          10,000
===================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                          --              --       94,788       1,766,857
-------------------------------------------------------------------------------------------------------------------
  Series II(b)                                                      --              --           17             318
===================================================================================================================
Reacquired:
  Series I                                                    (884,828)    (16,190,305)    (879,455)    (13,515,237)
===================================================================================================================
                                                               113,932    $  2,361,271    2,331,421    $ 38,967,636
___________________________________________________________________________________________________________________
===================================================================================================================

(a) There are five entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 79% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.
(b)  Series II shares commenced sales on April 30, 2004.

                           AIM V.I. REAL ESTATE FUND

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                         SERIES I
                                                         ------------------------------------------------------------------------
                                                         SIX MONTHS
                                                           ENDED                           YEAR ENDED DECEMBER 31,
                                                          JUNE 30,          -----------------------------------------------------
                                                            2005             2004           2003       2002       2001      2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $ 19.13           $ 14.34        $ 10.49    $  9.97    $10.15    $ 7.91
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.18(a)           0.32(a)        0.20       0.14      0.20      0.15
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                              0.86              4.92           3.87       0.50     (0.28)     2.11
=================================================================================================================================
    Total from investment operations                         1.04              5.24           4.07       0.64     (0.08)     2.26
=================================================================================================================================
Less distributions:
  Dividends from net investment income                         --             (0.14)         (0.22)     (0.12)    (0.10)    (0.02)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                        --             (0.31)            --         --        --        --
=================================================================================================================================
    Total distributions                                        --             (0.45)         (0.22)     (0.12)    (0.10)    (0.02)
=================================================================================================================================
Net asset value, end of period                            $ 20.17           $ 19.13        $ 14.34    $ 10.49    $ 9.97    $10.15
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                              5.44%            36.58%         38.82%      6.37%    (0.76)%   28.63%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $86,009           $79,391        $26,087    $12,869    $4,723    $2,456
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements             1.19%(c)          1.31%          1.35%      1.36%     1.38%     1.73%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements          1.34%(c)          1.42%          1.62%      1.89%     2.70%     5.28%
=================================================================================================================================
Ratio of net investment income to average net assets         1.90%(c)          1.96%          3.02%      4.53%     4.35%     3.96%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                                     27%               34%           126%       191%      163%      168%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c) Ratios are annualized and based on average daily net assets of $78,804,414.
(d)  Not annualized for periods less than one year.

                           AIM V.I. REAL ESTATE FUND

                                                                          SERIES II
                                                              ---------------------------------
                                                                                 APRIL 30, 2004
                                                              SIX MONTHS          (DATE SALES
                                                                ENDED            COMMENCED) TO
                                                               JUNE 30,           DECEMBER 31,
                                                                 2005                 2004
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $19.12               $13.96
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.15(a)              0.20(a)
-----------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.86                 5.41
===============================================================================================
    Total from investment operations                              1.01                 5.61
===============================================================================================
Less distributions:
  Dividends from net investment income                              --                (0.14)
-----------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --                (0.31)
===============================================================================================
    Total distributions                                             --                (0.45)
===============================================================================================
Net asset value, end of period                                  $20.13               $19.12
_______________________________________________________________________________________________
===============================================================================================
Total return(b)                                                   5.28%               40.23%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $   15               $   14
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.44%(c)             1.45%(d)
-----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.59%(c)             1.66%(d)
===============================================================================================
Ratio of net investment income to average net assets              1.65%(c)             1.82%(d)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(e)                                          27%                  34%
_______________________________________________________________________________________________
===============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)  Ratios are annualized and based on average daily net assets of $13,622.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

NOTE 10--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) is being created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI agreed to create a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

                           AIM V.I. REAL ESTATE FUND

REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

  - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

                           AIM V.I. REAL ESTATE FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President                                     Suite 100
James T. Bunch                                                                  Houston, TX 77046-1173
Bruce L. Crockett                 Mark H. Williamson
Chair                             Executive Vice President                      INVESTMENT ADVISOR
Albert R. Dowden                                                                A I M Advisors, Inc.
Edward K. Dunn Jr.                Lisa O. Brinkley                              11 Greenway Plaza
Jack M. Fields                    Senior Vice President and Chief Compliance    Suite 100
Carl Frischling                   Officer                                       Houston, TX 77046-1173
Robert H. Graham
Gerald J. Lewis                   Russell C. Burk                               SUB-ADVISOR
Prema Mathai-Davis                Senior Vice President (Senior Officer)        INVESCO Institutional (N.A.), Inc.
Lewis F. Pennock                                                                INVESCO Realty Advisors Division
Ruth H. Quigley                   Kevin M. Carome                               Three Galleria Tower, Suite 500
Larry Soll                        Senior Vice President, Secretary and Chief    13155 Noel Road
Mark H. Williamson                Legal Officer                                 Dallas, TX 75240

                                  Sidney M. Dilgren                             TRANSFER AGENT
                                  Vice President and Treasurer                  AIM Investment Services, Inc.
                                                                                P.O. Box 4739
                                  Robert G. Alley                               Houston, TX 77210-4739
                                  Vice President
                                                                                CUSTODIAN
                                  J. Philip Ferguson                            State Street Bank and Trust Company
                                  Vice President                                225 Franklin Street
                                                                                Boston, MA 02110-2801
                                  Mark D. Greenberg
                                  Vice President                                COUNSEL TO THE FUND
                                                                                Foley & Lardner LLP
                                  William R. Keithler                           3000 K N.W., Suite 500
                                  Vice President                                Washington, D.C. 20007-5111

                                  Karen Dunn Kelley                             COUNSEL TO THE INDEPENDENT TRUSTEES
                                  Vice President                                Kramer, Levin, Naftalis & Frankel LLP
                                                                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714

                                                                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173


                           AIM V.I. REAL ESTATE FUND

                                                  AIM V.I. SMALL CAP EQUITY FUND
                               Semiannual Report to Shareholders o June 30, 2005


               AIM V.I. SMALL CAP EQUITY FUND seeks long-term growth of capital.


UNLESS OTHERWISE STATED, INFORMATION PRESENTED IN THIS REPORT IS AS OF JUNE 30, 2005, AND IS BASED ON TOTAL NET ASSETS.

================================================================================

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or 1-800-732-0330, or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-7452 and 33-57340. The Fund's most recent portfolio holdings, as filed on Form N-Q, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies ("variable products") that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 1-800-410-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2005, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS AND VARIABLE PRODUCT PROSPECTUS, WHICH CONTAIN MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ EACH CAREFULLY BEFORE INVESTING.

================================================================================

[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--


NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIM V.I. SMALL CAP EQUITY FUND

MANAGEMENT'S DISCUSSION OF                                                                   We consider selling or trimming a
FUND PERFORMANCE                                                                          stock when:

=======================================================================================   o the company's fundamental business
                                                                                          prospects deteriorate
PERFORMANCE SUMMARY                          ==========================================
                                                                                          o a stock hits its target price
Despite a market rally at the close of       FUND VS. INDEXES
the reporting period, stock indexes                                                       o the company's technical profile
generally posted lackluster returns for      TOTAL RETURNS, 12/31/04-6/30/05, EXCLUDING   deteriorates
the half year, amid investor concerns        VARIABLE PRODUCT ISSUER CHARGES. IF
about higher oil prices and rising           VARIABLE PRODUCT ISSUER CHARGES WERE         MARKET CONDITIONS AND YOUR FUND
interest rates. These trends also muted      INCLUDED, RETURNS WOULD BE LOWER.
the Fund's performance.                                                                   The S&P 500 Index declined at the
                                             Series I Shares                      0.32%   beginning of reporting period amid
   Small-cap stocks led a market rally                                                    concerns about increasing oil prices and
toward the end of the reporting period,      Series II Shares                     0.24    rising interest rates. The Federal
enabling the Fund to outperform the                                                       Reserve (the Fed) continued raising
large-cap oriented S&P 500 Index. The        Standard & Poor's Composite Index            interest rates to slow economic growth
Fund's holdings in consumer discretionary    of 500 Stocks (the S&P 500 Index)            and curb potential inflation. The market
and health care helped it outperform the     (Broad Market Index)                -0.81    generally rebounded in the last two
Russell 2000 Index.                                                                       months of the period as oil prices fell
                                             Russell 2000 Index                           in May--before rising again in June--and
                                             (Style-specific Index)              -1.25    many companies in the S&P 500 Index
                                                                                          reported strong earnings.
                                             Lipper Small-Cap Core Fund Index
                                             (Peer Group Index)                  -0.16       Value stocks generally outperformed
                                                                                          growth stocks over the period. In this
                                             SOURCE: LIPPER, INC.                         environment, the Fund's focus on the
                                                                                          attractively priced stocks of companies
                                             ==========================================   with solid earnings records boosted
                                                                                          performance.
=======================================================================================
                                                                                             Over the reporting period, we
HOW WE INVEST                                1. Fundamental analysis: building            positioned the portfolio more
                                             financial models and conducting in-depth     defensively, trimming our holdings in
We focus on small-cap companies with         interviews with company management.          more cyclical sectors such as information
visible and long-term growth                                                              technology and materials while increasing
opportunities, as demonstrated by            2. Valuation analysis: identifying           our weightings in more defensive sectors
consistent and accelerating earnings         attractively valued stocks given their       such as health care and energy. Cyclical
growth.                                      growth potential over a one- to two-year     sectors tend to be more sensitive to
                                             horizon.                                     economic and market trends while
   We align the Fund with the benchmark                                                   defensive sectors tend to be less
we believe represents the small-cap-core     3. Technical analysis: identifying the       sensitive. We also increased the Fund's
asset class. We seek to control risk by      "timeliness" of a stock purchase. We         exposure to consumer discretionary, which
keeping the Fund's sector weightings in      review trading volume characteristics and    benefited from healthy
line with the benchmark by staying fully     trend analysis to make sure there are no
diversified in all those sectors.            signs of the stock deteriorating. This
                                             also serves as a risk management measure
   We select stocks based on analysis of     that helps us confirm our high conviction
individual companies. Our three-step         candidates.
selection process includes:

=========================================    =========================================    =========================================
                                             TOP 10 EQUITY HOLDINGS*                      TOP 5 INDUSTRIES*
PORTFOLIO COMPOSITION
                                              1. Flowers Foods, Inc.              1.4%     1. Apparel Retail                   7.0%
By sector
                                              2. Plains Exploration &                      2. Regional Banks                   6.5
Consumer Discretionary              18.1%        Production Co.                   1.4
                                                                                           3. Oil & Gas Exploration &
Financials                          17.0      3. Kindred Healthcare, Inc.         1.3         Production                       4.6

Health Care                         14.7      4. Assured Guaranty Ltd. (Bermuda)  1.3      4. Restaurants                      4.2

Information Technology              14.5      5. Sybron Dental Specialties, Inc.  1.3      5. Real Estate                      3.7

Industrials                         13.9      6. VCA Antech, Inc.                 1.3
                                                                                          The Fund's holdings are subject to
Materials                            7.4      7. Waste Connections, Inc.          1.3     change, and there is no assurance that
                                                                                          the Fund will continue to hold any
Energy                               7.0      8. Penn Virginia Corp.              1.3     particular security.

Consumer Staples                     2.3      9. Wabtec Corp.                     1.2     *Excluding money market fund holdings.

Utilities                            2.1     10. Affiliated Managers Group, Inc.  1.2

  Money Market Funds                         TOTAL NET ASSETS           $31.4 MILLION
  Plus Other Assets Less Liabilities 3.0
                                             TOTAL NUMBER OF HOLDINGS*            112

=========================================    =========================================    =========================================

AIM V.I. SMALL CAP EQUITY FUND


consumer spending, and financials, where     for its products. Wausau Paper, which                       JULIET ELLIS, Chartered
we found attractive stock valuations.        produces paper for printing and writing          [ELLIS     Financial Analyst and
                                             and for disposable towels and tissues,           PHOTO]     senior portfolio manager,
   For the reporting period, consumer        reported a sharp decline in earnings for                    is lead portfolio manager
discretionary was the best-performing        the first quarter of 2005, compared to                      of AIM V.I. Small Cap
sector for the Fund and MEN'S WEARHOUSE      the same period for the previous year.       Equity Fund. Ms. Ellis joined AIM in
was the portfolios' best-performing          The company attributed the decline           2004. She previously served as senior
stock. Men's Wearhouse sells business        partially to costs associated with the       portfolio manager of two small-cap funds
clothing at approximately 700 stores in      reopening of a mill, acquired late in        for another company and was responsible
the U.S. and Canada. The company's sales     2004, that had been idle for three years.    for the management of more than $2
growth accelerated in 2004 as a result of    We continued to hold the stock as the        billion in assets. Ms. Ellis began her
new product introductions, improved          company is a leader in its industry.         investment career in 1981 as a financial
merchandising and the continued sale of                                                   consultant. She is a Cum Laude and Phi
new suits as there was a trend toward a      IN CLOSING                                   Beta Kappa graduate of Indiana University
less casual environment in the workplace.                                                 with a B.A. in economics and political
Increased sales growth caused the company    We remain committed to our bottom-up         science.
to raise its earnings guidance for the       investment process of identifying the
year.                                        attractively valued stocks of small-cap                     MICHAEL CHAPMAN, Chartered
                                             companies with visible and long-term            [CHAPMAN    Financial Analyst and
   Health care was the second-best           growth opportunities while striving to           PHOTO]     portfolio manager, began
performing sector for the Fund as demand     avoid high-risk stocks. We believe our                      his investment career in
for medical products and services tends      disciplined investment strategy has the                     1995. He joined AIM in
to remain constant regardless of economic    potential to provide shareholders with       2001 and was promoted to his current
conditions. A stock in this sector that      reliable, long-term, risk-adjusted           position as portfolio manager of AIM V.I.
enhanced performance was KINDRED             performance consistent with a small-cap      Capital Development Fund in 2002. Mr.
HEALTHCARE, one of the largest long-term     core-stock fund, complementing their more    Chapman has a B.S. in petroleum
health care providers in the U.S. and one    aggressive equity investments. As always,    engineering and an M.A. in energy and
of our top holdings. The company, which      we thank you for your continuing             mineral resources from the University of
operates more than 70 long-term acute        investment in AIM V.I. Small Cap Equity      Texas.
care hospitals in 24 states, reported a      Fund.
95% increase in earnings for the quarter                                                  Assisted by the Small Cap Core/Growth
ended March 31, 2005, compared to the        The views and opinions expressed in          Team
same period for the previous year. The       management's discussion of Fund
company has also increased its 2005          performance are those of A I M Advisors,
earnings estimates.                          Inc. These views and opinions are subject
                                             to change at any time based on factors
   Energy also benefited Fund performance    such as market and economic conditions.
as rising oil prices boosted stocks in       These views and opinions may not be
this sector. PLAINS EXPLORATION &            relied upon as investment advice or
PRODUCTION, which is involved in on- and     recommendations, or as an offer for a
off-shore oil and gas exploration            particular security. The information is
operations and is also one of our top        not a complete analysis of every aspect
holdings, contributed positively to          of any market, country, industry,
performance as the company has been          security or the Fund. Statements of fact
involved in acquisitions that have           are from sources considered reliable, but
increased its market presence.               A I M Advisors, Inc. makes no
                                             representation or warranty as to their
   Information technology detracted the      completeness or accuracy. Although
most from Fund performance as economic       historical performance is no guarantee of
uncertainties adversely affected stocks      future results, these insights may help
in this sector. RSA SECURITY, a              you understand our investment management
technology company that develops security    philosophy.
software to help organizations protect
their information, saw its stock decline
due to increased competition and a
disappointing earnings report. We sold                                                               [RIGHT ARROW GRAPHIC]
the stock.

   The Fund's materials holdings,                                                         FOR A DISCUSSION OF RISKS OF INVESTING IN
including WAUSAU PAPER, also collectively                                                 YOUR FUND, INDEXES USED IN THIS REPORT
posted losses as this sector was affected                                                 AND YOUR FUND'S LONG-TERM PERFORMANCE,
by lackluster demand                                                                      PLEASE TURN THE PAGE.

AIM V.I. SMALL CAP EQUITY FUND


YOUR FUND'S LONG-TERM PERFORMANCE

=========================================

AVERAGE ANNUAL TOTAL RETURNS                 your variable product issuer or financial    connection with a variable product. Sales
                                             advisor for the most recent month-end        charges, expenses and fees, which are
As of 6/30/05                                variable product performance. Performance    determined by the variable product
                                             figures reflect Fund expenses, reinvested    issuers, will vary and will lower the
SERIES I SHARES                              distributions and changes in net asset       total return.
Inception (8/29/03)                12.89%    value. Investment return and principal
 1 Year                             3.91     value will fluctuate so that you may have       Per NASD requirements, the most recent
                                             a gain or loss when you sell shares.         month-end performance data at the Fund
SERIES II SHARES                                                                          level, excluding variable product
Inception (8/29/03)                12.72%       AIM V.I. Small Cap Equity Fund, a         charges, is available on this AIM
 1 Year                             3.75     series portfolio of AIM Variable             automated information line, 866-702-4402.
                                             Insurance Funds, is currently offered        As mentioned above, for the most recent
=========================================    through insurance companies issuing          month-end performance including variable
                                             variable products. You cannot purchase       product charges, please contact your
Series I and Series II shares invest in      shares of the Fund directly. Performance     variable product issuer or financial
the same portfolio of securities and will    figures given represent the Fund and are     advisor.
have substantially similar performance,      not intended to reflect actual variable
except to the extent that expenses borne     product values. They do not reflect sales       Had the advisor not waived fees/and or
by each class differ.                        charges, expenses and fees assessed in       reimbursed expenses, performance would
                                                                                          have been lower
   The performance data quoted represent
past performance and cannot guarantee
comparable future results; current
performance may be lower or higher.
Please contact



PRINCIPAL RISKS OF INVESTING IN THE FUND     Moreover, the prices of IPO securities       include reinvested dividends, and they do
                                             may go up and down more than prices of       not reflect sales charges. Performance of
Investing in small and mid-size companies    equity securities of companies with          an index of funds reflects fund expenses;
involves risks not associated with           longer trading histories. In addition,       performance of a market index does not.
investing in more established companies,     companies offering securities in IPOs may
including business risk, significant         have less experienced management or          OTHER INFORMATION
stock price fluctuations and illiquidity.    limited operating histories. For
                                             additional information regarding the         The returns shown in the management's
   The fund may invest up to 25% of its      Fund's performance, please see the Fund's    discussion of Fund performance are based
assets in the securities of non-U.S.         prospectus.                                  on net asset values calculated for
issuers. International investing presents                                                 shareholder transactions. Generally
certain risks not associated with            ABOUT INDEXES USED IN THIS REPORT            accepted accounting principles require
investing solely in the United States.                                                    adjustments to be made to the net assets
These include risks relating to              The unmanaged Standard & Poor's Composite    of the fund at period end for financial
fluctuations in the value of the U.S.        Index of 500 Stocks (the S&P 500             reporting purposes, and as such, the net
dollar relative to the values of other       --Registered Trademark-- INDEX) is an        asset value for shareholder transactions
currencies, the custody arrangements made    index of common stocks frequently used as    and the returns based on those net asset
for the fund's foreign holdings,             a general measure of U.S. stock market       values may differ from the net asset
differences in accounting, political         performance.                                 values and returns reported in the
risks and the lesser degree of public                                                     Financial Highlights.
information required to be provided by          The unmanaged LIPPER SMALL-CAP CORE       Additionally, the returns and net asset
non-U.S. companies.                          FUND INDEX represents an average of the      values shown throughout this report are
                                             performance of the 30 largest                at the fund level only and do not include
   The Fund may invest a portion of its      small-capitalization core funds tracked      variable product issuer charges. If such
assets in synthetic instruments, such as     by Lipper, Inc., an independent mutual       charges were included, the total returns
warrants, futures, options, exchange         fund performance monitor.                    would be lower.
traded funds and American Depository
Receipts, the value of which may not            The unmanaged RUSSELL 2000                   Industry classifications used in this
correlate perfectly with the overall         --Registered Trademark-- INDEX represents    report are generally according to the
securities market. Risks associated with     the performance of the stocks of domestic    Global Industry Classification Standard,
synthetic instruments may include counter    small-capitalization companies.              which was developed by and is the
party risk and sensitivity to interest                                                    exclusive property and a service mark of
rate changes and market price                   The Fund is not managed to track the      Morgan Stanley Capital International Inc.
fluctuations. See the prospectus for more    performance of any particular index,         and Standard & Poor's.
details.                                     including the indexes defined here, and
                                             consequently, the performance of the Fund
   The Fund's return during certain          may deviate significantly from the
periods was positively impacted by its       performance of the indexes.
investments in initial public offerings
(IPOs). There can be no assurance that          A direct investment cannot be made in
the Fund will have favorable IPO             an index. Unless otherwise indicated,
investment opportunities in the future.      index results

AIM V.I. SMALL CAP EQUITY FUND


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      ACTUAL EXPENSES                              actual return. The Fund's actual
                                                                                          cumulative total returns at net asset
As a shareholder of the Fund, you incur      The table below provides information         value after expenses for the six months
ongoing costs, including management fees;    about actual account values and actual       ended June 30, 2005, appear in the table
distribution and/or service fees (12b-1);    expenses. You may use the information in     "Fund vs. Indexes" on the first page of
and other Fund expenses. This example is     this table, together with the amount you     management's discussion of Fund
intended to help you understand your         invested, to estimate the expenses that      performance.
ongoing costs (in dollars) of investing      you paid over the period. Simply divide
in the Fund and to compare these costs       your account value by $1,000 (for               The hypothetical account values and
with ongoing costs of investing in other     example, an $8,600 account value divided     expenses may not be used to estimate the
mutual funds. The example is based on an     by $1,000 = 8.6), then multiply the          actual ending account balance or expenses
investment of $1,000 invested at the         result by the number in the table under      you paid for the period. You may use this
beginning of the period and held for the     the heading entitled "Actual Expenses        information to compare the ongoing costs
entire period January 1, 2005, through       Paid During Period" to estimate the          of investing in the Fund and other funds.
June 30, 2005.                               expenses you paid on your account during     To do so, compare this 5% hypothetical
                                             this period.                                 example with the 5% hypothetical examples
   The actual and hypothetical expenses                                                   that appear in the shareholder reports of
in the examples below do not represent       HYPOTHETICAL EXAMPLE FOR                     the other funds.
the effect of any fees or other expenses     COMPARISON PURPOSES
assessed in connection with a variable                                                       Please note that the expenses shown in
product; if they did, the expenses shown     The table below also provides information    the table are meant to highlight your
would be higher while the ending account     about hypothetical account values and        ongoing costs. Therefore, the
values shown would be lower.                 hypothetical expenses based on the Fund's    hypothetical information is useful in
                                             actual expense ratio and an assumed rate     comparing ongoing costs, and will not
                                             of return of 5% per year before expenses,    help you determine the relative total
                                             which is not the Fund's                      costs of owning different funds.

====================================================================================================================================

                                                         ACTUAL                                     HYPOTHETICAL
                                                                                        (5% ANNUAL RETURN BEFORE EXPENSES)

                  BEGINNING ACCOUNT     ENDING ACCOUNT             EXPENSES         ENDING ACCOUNT                   EXPENSES
  SHARE                VALUE                VALUE                PAID DURING            VALUE                       PAID DURING
  CLASS              (1/1/05)            (6/30/05)(1)            PERIOD(2,3)          (6/30/05)                     PERIOD(2,4)

Series I          $        1,000.00     $     1,003.20           $      6.46        $     1,018.35                  $      6.51
Series II                  1,000.00           1,002.40                  7.20              1,017.60                         7.25

(1) The actual ending account value is based on the actual total return of the Fund for the period January 1, 2005, through June 30,
    2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended June 30, 2005, appear in the table "Fund vs. Indexes" on the first page of management's discussion of Fund performance.

(2) Expenses are equal to the Fund's annualized expense ratio (1.30% and 1.45% for Series I and Series II shares, respectively)
    multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Effective on July 1, 2005, the advisor contractually agreed to limit operating expenses to 1.15% and 1.40% for Series I and Series II shares, respectively. The annualized expense ratios restated as if this agreement had been in effect throughout the entire most recent fiscal half year are 1.15% and 1.40% for Series I and Series II shares, respectively.

(3) The actual expenses paid restated as if the change discussed above had been in effect throughout the most recent fiscal half year are $5.71 and $6.95 for Series I and Series II shares, respectively.

(4) The hypothetical expenses paid restated as if the change discussed above had been in effect throughout the most recent fiscal half year are $5.76 and $7.00 for Series I and Series II shares, respectively.

====================================================================================================================================

AIM V.I. SMALL CAP EQUITY FUND


APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM Variable        o The quality of services to be provided     o Overall performance of AIM. The Board
Insurance Funds (the "Board") oversees       by AIM. The Board reviewed the               considered the overall performance of AIM
the management of AIM V.I. Small Cap         credentials and experience of the            in providing investment advisory and
Equity Fund (the "Fund") and, as required    officers and employees of AIM who will       portfolio administrative services to the
by law, determines annually whether to       provide investment advisory services to      Fund and concluded that such performance
approve the continuance of the Fund's        the Fund. In reviewing the qualifications    was satisfactory.
advisory agreement with A I M Advisors,      of AIM to provide investment advisory
Inc. ("AIM"). Based upon the                 services, the Board reviewed the             o Fees relative to those of clients of
recommendation of the Investments            qualifications of AIM's investment           AIM with comparable investment
Committee of the Board, which is             personnel and considered such issues as      strategies. The Board reviewed the
comprised solely of independent trustees,    AIM's portfolio and product review           advisory fee rate for the Fund under the
at a meeting held on June 30, 2005, the      process, various back office support         Advisory Agreement. The Board noted that
Board, including all of the independent      functions provided by AIM and AIM's          this rate was the same as the advisory
trustees, approved the continuance of the    equity and fixed income trading              fee rates for a mutual fund advised by
advisory agreement (the "Advisory            operations. Based on the review of these     AIM with investment strategies comparable
Agreement") between the Fund and AIM for     and other factors, the Board concluded       to those of the Fund. The Board noted
another year, effective July 1, 2005.        that the quality of services to be           that AIM has agreed to waive advisory
                                             provided by AIM was appropriate and that     fees of the Fund and to limit the Fund's
   The Board considered the factors          AIM currently is providing satisfactory      total operating expenses, as discussed
discussed below in evaluating the            services in accordance with the terms of     below. Based on this review, the Board
fairness and reasonableness of the           the Advisory Agreement.                      concluded that the advisory fee rate for
Advisory Agreement at the meeting on June                                                 the Fund under the Advisory Agreement was
30, 2005 and as part of the Board's          o The performance of the Fund relative to    fair and reasonable.
ongoing oversight of the Fund. In their      comparable funds. The Board reviewed the
deliberations, the Board and the             performance of the Fund during the past      o Fees relative to those of comparable
independent trustees did not identify any    calendar year against the performance of     funds with other advisors. The Board
particular factor that was controlling,      funds advised by other advisors with         reviewed the advisory fee rate for the
and each trustee attributed different        investment strategies comparable to those    Fund under the Advisory Agreement. The
weights to the various factors.              of the Fund. The Board noted that the        Board compared effective contractual
                                             Fund's performance was below the median      advisory fee rates at a common asset
   One of the responsibilities of the        performance of such comparable funds for     level and noted that the Fund's rate was
Senior Officer of the Fund, who is           the one year period. The Board noted that    above the median rate of the funds
independent of AIM and AIM's affiliates,     AIM has recently made changes to the         advised by other advisors with investment
is to manage the process by which the        Fund's portfolio management team, which      strategies comparable to those of the
Fund's proposed management fees are          appear to be producing encouraging early     Fund that the Board reviewed. The Board
negotiated to ensure that they are           results but need more time to be             noted that AIM has agreed to waive
negotiated in a manner which is at arm's     evaluated before a conclusion can be made    advisory fees of the Fund and to limit
length and reasonable. To that end, the      that the changes have addressed the          the Fund's total operating expenses, as
Senior Officer must either supervise a       Fund's under-performance. Based on this      discussed below. Based on this review,
competitive bidding process or prepare an    review, the Board concluded that no          the Board concluded that the advisory fee
independent written evaluation. The          changes should be made to the Fund and       rate for the Fund under the Advisory
Senior Officer has recommended an            that it was not necessary to change the      Agreement was fair and reasonable.
independent written evaluation in lieu of    Fund's portfolio management team at this
a competitive bidding process and, upon      time.                                        o Expense limitations and fee waivers.
the direction of the Board, has prepared                                                  The Board noted that AIM has
such an independent written evaluation.      o The performance of the Fund relative to    contractually agreed to waive advisory
Such written evaluation also considered      indices. The Board reviewed the              fees of the Fund through June 30, 2006 to
certain of the factors discussed below.      performance of the Fund during the past      the extent necessary so that the advisory
In addition, as discussed below, the         calendar year against the performance of     fees payable by the Fund do not exceed a
Senior Officer made certain                  the Lipper Small-Cap Core Fund Index. The    specified maximum advisory fee rate,
recommendations to the Board in              Board noted that the Fund's performance      which maximum rate includes breakpoints
connection with such written evaluation.     was below the performance of such Index      and is based on net asset levels. The
                                             for the one year period. The Board noted     Board considered the contractual nature
   The discussion below serves as a          that AIM has recently made changes to the    of this fee waiver and noted that it
summary of the Senior Officer's              Fund's portfolio management team, which      remains in effect until June 30, 2006.
independent written evaluation and           appear to be producing encouraging early     The Board noted that AIM has
recommendations to the Board in              results but need more time to be             contractually agreed to waive fees and/or
connection therewith, as well as a           evaluated before a conclusion can be made    limit expenses of the Fund through June
discussion of the material factors and       that the changes have addressed the          30, 2006 in an amount necessary to limit
the conclusions with respect thereto that    Fund's under-performance. Based on this      total annual operating expenses to a
formed the basis for the Board's approval    review, the Board concluded that no          specified percentage of average daily net
of the Advisory Agreement. After             changes should be made to the Fund and       assets for each class of the Fund. The
consideration of all of the factors below    that it was not necessary to change the      Board considered the contractual nature
and based on its informed business           Fund's portfolio management team at this     of this fee waiver/expense limitation
judgment, the Board determined that the      time.                                        and noted that it remains in effect until
Advisory Agreement is in the best                                                         June 30, 2006. The Board considered the
interests of the Fund and its                o Meeting with the Fund's portfolio          effect these fee waivers/expense
shareholders and that the compensation to    managers and investment personnel. With      limitations would have on the Fund's
AIM under the Advisory Agreement is fair     respect to the Fund, the Board is meeting    estimated expenses and concluded that the
and reasonable and would have been           periodically with such Fund's portfolio      levels of fee waivers/expense limitations
obtained through arm's length                managers and/or other investment             for the Fund were fair and reasonable.
negotiations.                                personnel and believes that such
                                             individuals are competent and able to
o The nature and extent of the advisory      continue to carry out their
services to be provided by AIM. The Board    responsibilities under the Advisory
reviewed the services to be provided by      Agreement.
AIM under the Advisory Agreement. Based
on such review, the Board concluded that
the range of services to be provided by
AIM under the Advisory Agreement was
appropriate and that AIM currently is
providing services in accordance with the
terms of the Advisory Agreement.                                                                                         (continued)

AIM V.I. SMALL CAP EQUITY FUND

o Breakpoints and economies of scale. The    o Independent written evaluation and         o Historical relationship between the
Board reviewed the structure of the          recommendations of the Fund's Senior         Fund and AIM. In determining whether to
Fund's advisory fee under the Advisory       Officer. The Board noted that, upon their    continue the Advisory Agreement for the
Agreement, noting that it does not           direction, the Senior Officer of the Fund    Fund, the Board also considered the prior
include any breakpoints. The Board           had prepared an independent written          relationship between AIM and the Fund, as
considered whether it would be               evaluation in order to assist the Board      well as the Board's knowledge of AIM's
appropriate to add advisory fee              in determining the reasonableness of the     operations, and concluded that it was
breakpoints for the Fund or whether, due     proposed management fees of the AIM          beneficial to maintain the current
to the nature of the Fund and the            Funds, including the Fund. The Board         relationship, in part, because of such
advisory fee structures of comparable        noted that the Senior Officer's written      knowledge. The Board also reviewed the
funds, it was reasonable to structure the    evaluation had been relied upon by the       general nature of the non-investment
advisory fee without breakpoints. Based      Board in this regard in lieu of a            advisory services currently performed by
on this review, the Board concluded that     competitive bidding process. In              AIM and its affiliates, such as
it was not necessary to add advisory fee     determining whether to continue the          administrative, transfer agency and
breakpoints to the Fund's advisory fee       Advisory Agreement for the Fund, the         distribution services, and the fees
schedule. The Board reviewed the level of    Board considered the Senior Officer's        received by AIM and its affiliates for
the Fund's advisory fees, and noted that     written evaluation and the recommendation    performing such services. In addition to
such fees, as a percentage of the Fund's     made by the Senior Officer to the Board      reviewing such services, the trustees
net assets, would remain constant under      that the Board consider implementing a       also considered the organizational
the Advisory Agreement because the           process to assist them in more closely       structure employed by AIM and its
Advisory Agreement does not include any      monitoring the performance of the AIM        affiliates to provide those services.
breakpoints. The Board noted that AIM has    Funds. The Board concluded that it would     Based on the review of these and other
contractually agreed to waive advisory       be advisable to implement such a process     factors, the Board concluded that AIM and
fees of the Fund through June 30, 2006 to    as soon as reasonably practicable.           its affiliates were qualified to continue
the extent necessary so that the advisory                                                 to provide non-investment advisory
fees payable by the Fund do not exceed a     o Profitability of AIM and its               services to the Fund, including
specified maximum advisory fee rate,         affiliates. The Board reviewed               administrative, transfer agency and
which maximum rate includes breakpoints      information concerning the profitability     distribution services, and that AIM and
and is based on net asset levels. The        of AIM's (and its affiliates') investment    its affiliates currently are providing
Board concluded that the Fund's fee          advisory and other activities and its        satisfactory non-investment advisory
levels under the Advisory Agreement          financial condition. The Board considered    services.
therefore would not reflect economies of     the overall profitability of AIM, as well
scale, although the advisory fee waiver      as the profitability of AIM in connection    o Other factors and current trends. In
reflects economies of scale.                 with managing the Fund. The Board noted      determining whether to continue the
                                             that AIM's operations remain profitable,     Advisory Agreement for the Fund, the
o Investments in affiliated money market     although increased expenses in recent        Board considered the fact that AIM, along
funds. The Board also took into account      years have reduced AIM's profitability.      with others in the mutual fund industry,
the fact that uninvested cash and cash       Based on the review of the profitability     is subject to regulatory inquiries and
collateral from securities lending           of AIM's and its affiliates' investment      litigation related to a wide range of
arrangements (collectively, "cash            advisory and other activities and its        issues. The Board also considered the
balances") of the Fund may be invested in    financial condition, the Board concluded     governance and compliance reforms being
money market funds advised by AIM            that the compensation to be paid by the      undertaken by AIM and its affiliates,
pursuant to the terms of an SEC exemptive    Fund to AIM under its Advisory Agreement     including maintaining an internal
order. The Board found that the Fund may     was not excessive.                           controls committee and retaining an
realize certain benefits upon investing                                                   independent compliance consultant, and
cash balances in AIM advised money market    o Benefits of soft dollars to AIM. The       the fact that AIM has undertaken to cause
funds, including a higher net return,        Board considered the benefits realized by    the Fund to operate in accordance with
increased liquidity, increased               AIM as a result of brokerage transactions    certain governance policies and
diversification or decreased transaction     executed through "soft dollar"               practices. The Board concluded that these
costs. The Board also found that the Fund    arrangements. Under these arrangements,      actions indicated a good faith effort on
will not receive reduced services if it      brokerage commissions paid by the Fund       the part of AIM to adhere to the highest
invests its cash balances in such money      and/or other funds advised by AIM are        ethical standards, and determined that
market funds. The Board noted that, to       used to pay for research and execution       the current regulatory and litigation
the extent the Fund invests in affiliated    services. This research is used by AIM in    environment to which AIM is subject
money market funds, AIM has voluntarily      making investment decisions for the Fund.    should not prevent the Board from
agreed to waive a portion of the advisory    The Board concluded that such                continuing the Advisory Agreement for the
fees it receives from the Fund               arrangements were appropriate.               Fund.
attributable to such investment. The
Board further determined that the            o AIM's financial soundness in light of
proposed securities lending program and      the Fund's needs. The Board considered
related procedures with respect to the       whether AIM is financially sound and has
lending Fund is in the best interests of     the resources necessary to perform its
the lending Fund and its respective          obligations under the Advisory Agreement,
shareholders. The Board therefore            and concluded that AIM has the financial
concluded that the investment of cash        resources necessary to fulfill its
collateral received in connection with       obligations under the Advisory Agreement.
the securities lending program in the
money market funds according to the
procedures is in the best interests of
the lending Fund and its respective
shareholders.

SCHEDULE OF INVESTMENTS

June 30, 2005
(Unaudited)


                                                           MARKET
                                               SHARES       VALUE
--------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-96.94%

ADVERTISING-1.00%

R.H. Donnelley Corp.(a)                         5,050    $   312,999
====================================================================

AEROSPACE & DEFENSE-2.18%

Alliant Techsystems Inc.(a)                     5,100        360,060
--------------------------------------------------------------------
Curtiss-Wright Corp.                            6,000        323,700
====================================================================
                                                             683,760
====================================================================

AIR FREIGHT & LOGISTICS-1.78%

EGL, Inc.(a)                                   10,700        217,424
--------------------------------------------------------------------
UTI Worldwide, Inc. (United Kingdom)            4,900        341,138
====================================================================
                                                             558,562
====================================================================

ALUMINUM-0.42%

Century Aluminum Co.(a)                         6,400        130,560
====================================================================

APPAREL RETAIL-6.98%

Dress Barn, Inc. (The)(a)                      16,700        377,921
--------------------------------------------------------------------
DSW Inc.-Class A(a)                               800         19,960
--------------------------------------------------------------------
Finish Line, Inc. (The)-Class A                10,700        202,444
--------------------------------------------------------------------
Genesco Inc.(a)                                 8,600        318,974
--------------------------------------------------------------------
Guess?, Inc.(a)                                18,906        313,461
--------------------------------------------------------------------
Men's Wearhouse, Inc. (The)(a)                  9,150        315,034
--------------------------------------------------------------------
Stage Stores, Inc.(a)                           8,150        355,340
--------------------------------------------------------------------
Too Inc.(a)                                    12,300        287,451
====================================================================
                                                           2,190,585
====================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-1.17%

Kenneth Cole Productions, Inc.-Class A          1,800         56,016
--------------------------------------------------------------------
Quiksilver, Inc.(a)                            19,400        310,012
====================================================================
                                                             366,028
====================================================================

APPLICATION SOFTWARE-1.49%

Hyperion Solutions Corp.(a)                     5,000        201,200
--------------------------------------------------------------------
SERENA Software, Inc.(a)                       13,900        268,270
====================================================================
                                                             469,470
====================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.24%

Affiliated Managers Group, Inc.(a)              5,700        389,481
====================================================================

BIOTECHNOLOGY-1.93%

DOV Pharmaceutical, Inc.(a)                     8,400        156,744
--------------------------------------------------------------------
Neurocrine Biosciences, Inc.(a)                 5,000        210,300
--------------------------------------------------------------------
Transkaryotic Therapies, Inc.(a)                6,500        237,770
====================================================================
                                                             604,814
====================================================================

                                                           MARKET
                                               SHARES       VALUE
--------------------------------------------------------------------


BUILDING PRODUCTS-0.51%

NCI Building Systems, Inc.(a)                   4,900    $   160,720
====================================================================

CASINOS & GAMING-1.03%

Pinnacle Entertainment, Inc.(a)                16,500        322,740
====================================================================

COMMERCIAL PRINTING-0.56%

Banta Corp.                                     3,900        176,904
====================================================================

COMMUNICATIONS EQUIPMENT-2.18%

CommScope, Inc.(a)                             16,000        278,560
--------------------------------------------------------------------
Packeteer, Inc.(a)                             20,300        286,230
--------------------------------------------------------------------
Westell Technologies, Inc.-Class A(a)          20,100        120,198
====================================================================
                                                             684,988
====================================================================

COMPUTER HARDWARE-1.83%

Intergraph Corp.(a)                             6,200        213,652
--------------------------------------------------------------------
Stratasys, Inc.(a)                             11,000        359,480
====================================================================
                                                             573,132
====================================================================

COMPUTER STORAGE & PERIPHERALS-0.42%

Synaptics Inc.(a)                               6,200        132,432
====================================================================

CONSTRUCTION & ENGINEERING-0.78%

URS Corp.(a)                                    6,600        246,510
====================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-3.37%

Manitowoc Co., Inc. (The)                       8,600        352,772
--------------------------------------------------------------------
Wabash National Corp.                          13,000        314,990
--------------------------------------------------------------------
Wabtec Corp.                                   18,200        390,936
====================================================================
                                                           1,058,698
====================================================================

CONSUMER FINANCE-0.54%

World Acceptance Corp.(a)                       5,600        168,280
====================================================================

DATA PROCESSING & OUTSOURCED SERVICES-2.06%

BISYS Group, Inc. (The)(a)                     22,800        340,632
--------------------------------------------------------------------
Wright Express Corp.(a)                        16,600        306,602
====================================================================
                                                             647,234
====================================================================

DIVERSIFIED CHEMICALS-1.09%

FMC Corp.(a)                                    6,100        342,454
====================================================================

DIVERSIFIED METALS & MINING-0.96%

Compass Minerals International, Inc.           12,900        301,860
====================================================================

ENVIRONMENTAL & FACILITIES SERVICES-1.27%

Waste Connections, Inc.(a)                     10,700        399,003
====================================================================

                         AIM V.I. SMALL CAP EQUITY FUND


                                                           MARKET
                                               SHARES       VALUE
--------------------------------------------------------------------

GAS UTILITIES-1.58%

Energen Corp.                                   9,100    $   318,955
--------------------------------------------------------------------
New Jersey Resources Corp.                      3,700        178,525
====================================================================
                                                             497,480
====================================================================

HEALTH CARE EQUIPMENT-0.99%

Invacare Corp.                                  7,000        310,520
====================================================================

HEALTH CARE FACILITIES-3.44%

Genesis HealthCare Corp.(a)                     5,700        263,796
--------------------------------------------------------------------
Kindred Healthcare, Inc.(a)                    10,500        415,905
--------------------------------------------------------------------
VCA Antech, Inc.(a)                            16,500        400,125
====================================================================
                                                           1,079,826
====================================================================

HEALTH CARE SERVICES-1.14%

Apria Healthcare Group Inc.(a)                 10,300        356,792
====================================================================

HEALTH CARE SUPPLIES-3.54%

DJ Orthopedics Inc.(a)                         13,100        359,333
--------------------------------------------------------------------
Haemonetics Corp.(a)                            8,600        349,504
--------------------------------------------------------------------
Sybron Dental Specialties, Inc.(a)             10,700        402,534
====================================================================
                                                           1,111,371
====================================================================

HOTELS, RESORTS & CRUISE LINES-1.19%

La Quinta Corp.(a)                             40,100        374,133
====================================================================

HOUSEWARES & SPECIALTIES-1.19%

Yankee Candle Co., Inc. (The)                  11,600        372,360
====================================================================

INDUSTRIAL GASES-0.94%

Airgas, Inc.                                   12,000        296,040
====================================================================

INDUSTRIAL MACHINERY-0.93%

Kaydon Corp.                                   10,500        292,425
====================================================================

INSURANCE BROKERS-0.77%

Hilb Rogal & Hobbs Co.                          7,000        240,800
====================================================================

INTERNET SOFTWARE & SERVICES-0.96%

United Online, Inc.                            27,800        301,908
====================================================================

INVESTMENT BANKING & BROKERAGE-0.03%

CMET Finance Holdings, Inc. (Acquired
  12/08/03; Cost $20,000)(a)(b)(c)                200         10,120
====================================================================

INVESTMENT COMPANIES-EXCHANGE TRADED
  FUNDS-0.50%

iShares Nasdaq Biotechnology Index Fund(a)      2,300        156,170
====================================================================

MANAGED HEALTH CARE-1.65%

AMERIGROUP Corp.(a)                             6,100        245,220
--------------------------------------------------------------------
Sierra Health Services, Inc.(a)                 3,800        271,548
====================================================================
                                                             516,768
====================================================================

METAL & GLASS CONTAINERS-1.13%

AptarGroup, Inc.                                7,000        355,600
====================================================================

                                                           MARKET
                                               SHARES       VALUE
--------------------------------------------------------------------


MULTI-UTILITIES-0.51%

Avista Corp.                                    8,700    $   161,733
====================================================================

OFFICE SERVICES & SUPPLIES-0.66%

Brady Corp.-Class A                             6,700        207,700
====================================================================

OIL & GAS EQUIPMENT & SERVICES-1.89%

FMC Technologies, Inc.(a)                       8,400        268,548
--------------------------------------------------------------------
Oceaneering International, Inc.(a)              8,400        324,660
====================================================================
                                                             593,208
====================================================================

OIL & GAS EXPLORATION & PRODUCTION-4.60%

Comstock Resources, Inc.(a)                    10,000        252,900
--------------------------------------------------------------------
Penn Virginia Corp.                             8,900        397,563
--------------------------------------------------------------------
Plains Exploration & Production Co.(a)         12,200        433,466
--------------------------------------------------------------------
Warren Resources Inc.(a)                       34,500        360,525
====================================================================
                                                           1,444,454
====================================================================

OIL & GAS STORAGE & TRANSPORTATION-0.49%

Golar LNG Ltd. (Bermuda)(a)(d)                 12,947        153,803
====================================================================

PACKAGED FOODS & MEATS-2.28%

Flowers Foods, Inc.                            12,400        438,464
--------------------------------------------------------------------
TreeHouse Foods, Inc.(a)                        9,700        276,547
====================================================================
                                                             715,011
====================================================================

PAPER PRODUCTS-0.74%

Wausau Paper Corp.                             19,500        233,610
====================================================================

PHARMACEUTICALS-1.52%

Aspreva Pharmaceuticals Corp. (Canada)(a)      14,500        224,605
--------------------------------------------------------------------
Par Pharmaceutical Cos. Inc.(a)                 7,900        251,299
====================================================================
                                                             475,904
====================================================================

PROPERTY & CASUALTY INSURANCE-2.49%

Assured Guaranty Ltd. (Bermuda)                17,500        408,800
--------------------------------------------------------------------
Philadelphia Consolidated Holding Corp.(a)      4,400        372,944
====================================================================
                                                             781,744
====================================================================

REAL ESTATE-3.66%

Alexandria Real Estate Equities, Inc.           2,700        198,315
--------------------------------------------------------------------
Global Signal Inc.                             10,200        384,030
--------------------------------------------------------------------
LaSalle Hotel Properties                       10,000        328,100
--------------------------------------------------------------------
Universal Health Realty Income Trust            6,300        240,093
====================================================================
                                                           1,150,538
====================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-1.22%

Jones Lang LaSalle Inc.(a)                      8,650        382,590
====================================================================

REGIONAL BANKS-6.50%

Alabama National BanCorp.                       4,000        261,480
--------------------------------------------------------------------
Boston Private Financial Holdings, Inc.         9,600        241,920
--------------------------------------------------------------------
Columbia Banking System, Inc.                   6,500        160,030
--------------------------------------------------------------------

                         AIM V.I. SMALL CAP EQUITY FUND


                                                           MARKET
                                               SHARES       VALUE
--------------------------------------------------------------------
REGIONAL BANKS-(CONTINUED)

CVB Financial Corp.                             8,775    $   172,692
--------------------------------------------------------------------
Hancock Holding Co.                             4,900        168,560
--------------------------------------------------------------------
Hudson United Bancorp                           4,300        155,230
--------------------------------------------------------------------
MB Financial, Inc.                              6,000        238,980
--------------------------------------------------------------------
Signature Bank(a)                               7,500        183,000
--------------------------------------------------------------------
Sterling Bancshares, Inc.                      10,900        169,604
--------------------------------------------------------------------
Western Alliance Bancorp(a)                     1,700         43,180
--------------------------------------------------------------------
Wintrust Financial Corp.                        4,700        246,045
====================================================================
                                                           2,040,721
====================================================================

RESTAURANTS-4.20%

Dave & Buster's, Inc.(a)                       16,800        309,792
--------------------------------------------------------------------
Lone Star Steakhouse & Saloon, Inc.            11,600        352,756
--------------------------------------------------------------------
Papa John's International, Inc.(a)              8,000        319,760
--------------------------------------------------------------------
Steak n Shake Co. (The)(a)                     18,100        337,022
====================================================================
                                                           1,319,330
====================================================================

SEMICONDUCTOR EQUIPMENT-1.99%

ATMI, Inc.(a)                                  12,400        359,724
--------------------------------------------------------------------
Varian Semiconductor Equipment Associates,
  Inc.(a)                                       7,200        266,400
====================================================================
                                                             626,124
====================================================================

SEMICONDUCTORS-1.83%

DSP Group, Inc.(a)                             13,100        312,697
--------------------------------------------------------------------
Semtech Corp.(a)                                8,600        143,190
--------------------------------------------------------------------
Silicon Laboratories Inc.(a)                    4,500        117,945
====================================================================
                                                             573,832
====================================================================

SPECIALTY CHEMICALS-2.07%

Albemarle Corp.                                 9,500        346,465
--------------------------------------------------------------------
Minerals Technologies Inc.                      4,950        304,920
====================================================================
                                                             651,385
====================================================================

                                                           MARKET
                                               SHARES       VALUE
--------------------------------------------------------------------


SPECIALTY STORES-0.88%

Hibbett Sporting Goods, Inc.(a)                 7,300    $   276,232
====================================================================

SYSTEMS SOFTWARE-1.78%

Progress Software Corp.(a)                     10,500        316,575
--------------------------------------------------------------------
RADWARE Ltd. (Israel)(a)                       13,400        242,272
====================================================================
                                                             558,847
====================================================================

THRIFTS & MORTGAGE FINANCE-0.54%

Sterling Financial Corp.(a)                     4,500        168,300
====================================================================

TIRES & RUBBER-0.51%

Bandag, Inc.                                    3,500        161,175
====================================================================

TRADING COMPANIES & DISTRIBUTORS-0.96%

Watsco, Inc.                                    7,100        302,460
====================================================================

TRUCKING-0.85%

Landstar System, Inc.(a)                        8,900        268,068
====================================================================
    Total Common Stocks & Other Eqity
      Interests (Cost $27,464,000)                        30,440,296
====================================================================

MONEY MARKET FUNDS-2.43%

Liquid Assets Portfolio-Institutional
  Class(e)                                     380,999       380,999
--------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(e)    380,999       380,999
====================================================================
    Total Money Market Funds (Cost $761,998)                 761,998
====================================================================
TOTAL INVESTMENTS-99.37% (Cost $28,225,998)               31,202,294
====================================================================
OTHER ASSETS LESS LIABILITIES-0.63%                          197,739
====================================================================
NET ASSETS-100.00%                                       $31,400,033
____________________________________________________________________
====================================================================

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The market value of this security at June 30, 2005 represented 0.03% of the Fund's Total Investments. See Note 1A.
(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The market value of this security at June 30, 2005 represented 0.03% of the Fund's Net Assets. This security is considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities.
(d) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The market value of this security at June 30, 2005 represented 0.49% of the Fund's Total Investments. See Note 1A.
(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying notes which are an integral part of the financial statements.
                         AIM V.I. SMALL CAP EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005
(Unaudited)

ASSETS:

Investments, at market value (cost $27,464,000)  $30,440,296
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $761,998)                                    761,998
============================================================
    Total investments (cost $28,225,998)          31,202,294
============================================================
Cash                                                 308,808
------------------------------------------------------------
Receivables for:
  Investments sold                                   680,577
------------------------------------------------------------
  Fund shares sold                                    45,492
------------------------------------------------------------
  Dividends                                           14,946
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                 3,499
------------------------------------------------------------
Other assets                                           2,851
============================================================
    Total assets                                  32,258,467
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                              791,523
------------------------------------------------------------
  Fund shares reacquired                               5,601
------------------------------------------------------------
  Trustee deferred compensation and retirement
    plans                                              3,499
------------------------------------------------------------
Accrued administrative services fees                  34,020
------------------------------------------------------------
Accrued distribution fees -- Series II                   104
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                               110
------------------------------------------------------------
Accrued transfer agent fees                              291
------------------------------------------------------------
Accrued operating expenses                            23,286
============================================================
    Total liabilities                                858,434
============================================================
Net assets applicable to shares outstanding      $31,400,033
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                    $29,454,016
------------------------------------------------------------
Undistributed net investment income (loss)          (101,301)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign currencies      (928,978)
------------------------------------------------------------
Unrealized appreciation of investment
  securities                                       2,976,296
============================================================
                                                 $31,400,033
____________________________________________________________
============================================================

NET ASSETS:

Series I                                         $30,772,142
____________________________________________________________
============================================================
Series II                                        $   627,891
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Series I                                           2,464,072
____________________________________________________________
============================================================
Series II                                             50,393
____________________________________________________________
============================================================
Series I:
  Net asset value per share                      $     12.49
____________________________________________________________
============================================================
Series II:
  Net asset value price per share                $     12.46
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 2005
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $83)  $ 69,928
-----------------------------------------------------------
Dividends from affiliated money market funds         14,129
===========================================================
    Total investment income                          84,057
===========================================================

EXPENSES:

Advisory fees                                       118,378
-----------------------------------------------------------
Administrative services fees                         58,909
-----------------------------------------------------------
Custodian fees                                       10,826
-----------------------------------------------------------
Distribution fees -- Series II                          754
-----------------------------------------------------------
Transfer agent fees                                   1,587
-----------------------------------------------------------
Trustees' and officer's fees and benefits             6,743
-----------------------------------------------------------
Professional services fees                           17,325
-----------------------------------------------------------
Other                                                 6,498
===========================================================
    Total expenses                                  221,020
===========================================================
Less: Fees waived and expenses reimbursed           (39,572)
===========================================================
    Net expenses                                    181,448
===========================================================
Net investment income (loss)                        (97,391)
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN CURRENCIES:

Net realized gain from:
  Investment securities (includes gains from
    securities sold
    to affiliates of $9,540)                        290,933
-----------------------------------------------------------
  Foreign currencies                                    174
===========================================================
                                                    291,107
===========================================================
Change in net unrealized appreciation
  (depreciation) of investment securities           (30,894)
-----------------------------------------------------------
Net gain from investment securities and foreign
  currencies                                        260,213
===========================================================
Net increase in net assets resulting from
  operations                                       $162,822
___________________________________________________________
===========================================================

See accompanying notes which are an integral part of the financial statements.
                         AIM V.I. SMALL CAP EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2005 and the year ended December 31, 2004 (Unaudited)

                                                               JUNE 30,      DECEMBER 31,
                                                                 2005            2004
-----------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (97,391)   $   (82,316)
-----------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and futures contracts                      291,107     (1,216,759)
-----------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                         (30,894)     2,814,379
=========================================================================================
    Net increase in net assets resulting from operations          162,822      1,515,304
=========================================================================================
Distributions to shareholders from net investment income:
  Series I                                                             --           (972)
-----------------------------------------------------------------------------------------
  Series II                                                            --            (25)
=========================================================================================
    Decrease in net assets resulting from distributions                --           (997)
=========================================================================================
Share transactions-net:
  Series I                                                      4,646,820     22,271,440
-----------------------------------------------------------------------------------------
  Series II                                                         4,227            125
=========================================================================================
    Net increase in net assets resulting from share
     transactions                                               4,651,047     22,271,565
=========================================================================================
    Net increase in net assets                                  4,813,869     23,785,872
=========================================================================================

NET ASSETS:

  Beginning of period                                          26,586,164      2,800,292
=========================================================================================
  End of period (including undistributed net investment
    income (loss) of $(101,301) and $(3,910), respectively)   $31,400,033    $26,586,164
_________________________________________________________________________________________
=========================================================================================

See accompanying notes which are an integral part of the financial statements.
                         AIM V.I. SMALL CAP EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Small Cap Equity Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of twenty-eight separate portfolios. The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies ("variable products"). Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. Current Securities and Exchange Commission ("SEC") guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair

                         AIM V.I. SMALL CAP EQUITY FUND
     value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid to separate accounts of participating insurance companies annually and recorded on ex-dividend date.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

I. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

                         AIM V.I. SMALL CAP EQUITY FUND

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.85% of the Fund's average daily net assets.

    Through June 30, 2006, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund based on the Fund's average daily net assets do not exceed the annual rate of:

AVERAGE NET ASSETS                                               RATE
----------------------------------------------------------------------
First $250 million                                              0.745%
----------------------------------------------------------------------
Next $250 million                                               0.73%
----------------------------------------------------------------------
Next $500 million                                               0.715%
----------------------------------------------------------------------
Next $1.5 billion                                               0.70%
----------------------------------------------------------------------
Next $2.5 billion                                               0.685%
----------------------------------------------------------------------
Next $2.5 billion                                               0.67%
----------------------------------------------------------------------
Next $2.5 billion                                               0.655%
----------------------------------------------------------------------
Over $10 billion                                                0.64%
______________________________________________________________________
======================================================================


    Effective July 1, 2005, AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Series I shares to 1.15% and Series II shares to 1.40% of average daily net assets, through June 30, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above:
(i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended June 30, 2005, AIM waived fees and/or reimbursed expenses of $39,270.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2005, AMVESCAP's expense reimbursement was less than $100.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide services to the participants of separate accounts. These administrative services provided by the insurance companies may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing participants; the maintenance of master accounts; the facilitation of purchases and redemptions requested by participants; and the servicing of participants' accounts. Pursuant to such agreement, for the six months ended June 30, 2005, AIM was paid $24,795 for accounting and fund administrative services and reimbursed $34,114 for services provided by insurance companies.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. For the six months ended June 30, 2005, the Fund paid AISI $1,587.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares (the "Plan"). The Fund, pursuant to the Plan, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. Through June 30, 2005, ADI had contractually agreed to reimburse the Fund's Rule 12b-1 distribution plan fees to the extent necessary to limit total annual fund operating expenses (excluding items (i) through (vi) discussed above) of Series II shares to 1.45% of average daily net assets. ADI did not reimburse fees during the period under this expense limitation. Pursuant to the Plan, for the six months ended June 30, 2005, the Series II shares paid $452 after ADI waived Plan fees of $302.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

                         AIM V.I. SMALL CAP EQUITY FUND

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the SEC and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2005.

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               12/31/04          AT COST          FROM SALES       (DEPRECIATION)      06/30/05        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class            $344,833        $ 5,037,066       $ (5,000,900)         $   --          $380,999        $ 7,025       $   --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Porfolio-
  Institutional
  Class             344,833          5,037,066         (5,000,900)             --           380,999          7,104           --
==================================================================================================================================
  Total            $689,666        $10,074,132       $(10,001,800)         $   --          $761,998        $14,129       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, during the six months ended June 30, 2005, the Fund engaged in securities purchases of $1,128,205 and sales of $74,562, which resulted in net realized gains of $9,540.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee of the Fund who is not an "interested person" of the AIM Funds. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    In addition to the above, "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to the Senior Officer of the AIM Funds.

    During the six months ended June 30, 2005, the Fund paid legal fees of $2,012 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended June 30, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

                         AIM V.I. SMALL CAP EQUITY FUND

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of December 31, 2004 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
December 31, 2012                                                $1,181,683
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2005 was $15,365,617 and $11,061,807, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $3,691,980
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (740,474)
==============================================================================
Net unrealized appreciation of investment securities               $2,951,506
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $28,250,788.

NOTE 9--SHARE INFORMATION


                                        CHANGES IN SHARES OUTSTANDING (a)
-----------------------------------------------------------------------------------------------------------------
                                                                 SIX MONTHS ENDED               YEAR ENDED
                                                                   JUNE 30, 2005            DECEMBER 31, 2004
                                                              -----------------------    ------------------------
                                                               SHARES       AMOUNT        SHARES        AMOUNT
-----------------------------------------------------------------------------------------------------------------
Sold:
  Series I                                                     793,152    $ 9,634,489    2,694,847    $31,500,234
-----------------------------------------------------------------------------------------------------------------
  Series II                                                        485          5,932            8            100
=================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                          --             --           79            972
-----------------------------------------------------------------------------------------------------------------
  Series II                                                         --             --            2             25
=================================================================================================================
Reacquired:
  Series I                                                    (414,660)    (4,987,669)    (805,404)    (9,229,766)
-----------------------------------------------------------------------------------------------------------------
  Series II                                                       (140)        (1,705)          --             --
-----------------------------------------------------------------------------------------------------------------
                                                               378,837    $ 4,651,047    1,889,532    $22,271,565
_________________________________________________________________________________________________________________
=================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 57% of the outstanding shares of the Fund. The Fund and the Fund's principal underwriter or advisor, are parties to participation agreements with this entity whereby this entity sells units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, AIM, and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this shareholder is also owned beneficially.

                         AIM V.I. SMALL CAP EQUITY FUND

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                    SERIES I
                                                              ----------------------------------------------------
                                                                                                     AUGUST 29,
                                                                                                        2003
                                                              SIX MONTHS                          (DATE OPERATIONS
                                                                ENDED           YEAR ENDED         COMMENCED) TO
                                                               JUNE 30,        DECEMBER 31,         DECEMBER 31,
                                                                 2005              2004                 2003
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 12.45           $ 11.38               $10.00
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.04)            (0.06)(a)            (0.01)
------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.08              1.13                 1.41
==================================================================================================================
    Total from investment operations                              0.04              1.07                 1.40
==================================================================================================================
Less distributions:
  Dividends from net investment income                              --             (0.00)               (0.01)
------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --                --                (0.01)
==================================================================================================================
    Total distributions                                             --             (0.00)               (0.02)
==================================================================================================================
Net asset value, end of period                                 $ 12.49           $ 12.45               $11.38
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(b)                                                   0.32%             9.41%               13.94%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $30,772           $25,964               $2,231
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.30%(c)          1.30%                1.32%(d)
------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.58%(c)          2.01%               12.86%(d)
==================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.70)%(c)        (0.56)%              (0.44)%(d)
__________________________________________________________________________________________________________________
==================================================================================================================
Portfolio turnover rate(e)                                          41%              156%                  26%
__________________________________________________________________________________________________________________
==================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c) Ratios are annualized and based on average daily net assets of $27,476,152.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                         AIM V.I. SMALL CAP EQUITY FUND

                                                                                   SERIES II
                                                              ----------------------------------------------------
                                                                                                     AUGUST 29,
                                                                                                        2003
                                                              SIX MONTHS                          (DATE OPERATIONS
                                                                ENDED           YEAR ENDED         COMMENCED) TO
                                                               JUNE 30,        DECEMBER 31,         DECEMBER 31,
                                                                 2005              2004                 2003
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $12.43            $11.38               $10.00
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.05)            (0.08)(a)            (0.02)
------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.08              1.13                 1.41
==================================================================================================================
    Total from investment operations                              0.03              1.05                 1.39
==================================================================================================================
Less distributions:
  Dividends from net investment income                              --             (0.00)               (0.00)
------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --                --                (0.01)
==================================================================================================================
    Total distributions                                             --             (0.00)               (0.01)
==================================================================================================================
Net asset value, end of period                                  $12.46            $12.43               $11.38
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(b)                                                   0.24%             9.23%               13.88%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  628            $  622               $  569
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.45%(c)          1.45%                1.47%(d)
------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.83%(c)          2.26%               13.11%(d)
==================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.85)%(c)        (0.71)%              (0.59)%(d)
__________________________________________________________________________________________________________________
==================================================================================================================
Portfolio turnover rate(e)                                          41%              156%                  26%
__________________________________________________________________________________________________________________
==================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)  Ratios are annualized and based on average daily net assets of $608,402.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

NOTE 11--CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS

On December 1, 2004 the Audit Committee (the "Audit Committee") of the Board of Trustees (the "Board") of the Trust appointed PricewaterhouseCoopers LLP
("PWC") as the independent registered public accounting firm of the Fund for the fiscal year ending December 31, 2005 such appointment was ratified and approved by the Independent Trustees of the Board. Tait, Weller & Baker ("TAIT") was the Fund's independent registered public accounting firm for the prior reporting period. The change in the Fund's independent auditors was part of an effort by the Audit Committee to increase operational efficiencies by reducing the number of different audit firms engaged by the AIM Funds with December 31 year ends. On May 5, 2005, the Trust obtained a formal resignation from TAIT as the independent registered public accounting firm of the Fund.

  TAIT's report on the financial statements of the Fund for the past two years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period TAIT was engaged, there were no disagreements with TAIT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to TAIT's satisfaction would have caused TAIT to make reference to that matter in connection with such reports.

NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil

                         AIM V.I. SMALL CAP EQUITY FUND
penalties) is being created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI agreed to create a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

  - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

                         AIM V.I. SMALL CAP EQUITY FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President                                     Suite 100
James T. Bunch                                                                  Houston, TX 77046-1173
Bruce L. Crockett                 Mark H. Williamson
Chair                             Executive Vice President                      INVESTMENT ADVISOR
Albert R. Dowden                                                                A I M Advisors, Inc.
Edward K. Dunn Jr.                Lisa O. Brinkley                              11 Greenway Plaza
Jack M. Fields                    Senior Vice President and Chief Compliance    Suite 100
Carl Frischling                   Officer                                       Houston, TX 77046-1173
Robert H. Graham
Gerald J. Lewis                   Russell C. Burk                               TRANSFER AGENT
Prema Mathai-Davis                Senior Vice President (Senior Officer)        AIM Investment Services, Inc.
Lewis F. Pennock                                                                P.O. Box 4739
Ruth H. Quigley                   Kevin M. Carome                               Houston, TX 77210-4739
Larry Soll                        Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President and Treasurer                  Boston, MA 02110-2801
                                  Robert G. Alley
                                  Vice President
                                  J. Philip Ferguson
                                  Vice President
                                  Mark D. Greenberg
                                  Vice President
                                  William R. Keithler
                                  Vice President
                                  Karen Dunn Kelley
                                  Vice President

                                                                                COUNSEL TO THE FUND
                                                                                Foley & Lardner LLP
                                                                                3000 K N.W., Suite 500
                                                                                Washington, D.C. 20007-5111

                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                                                                Kramer, Levin, Naftalis & Frankel LLP
                                                                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714

                                                                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

                         AIM V.I. SMALL CAP EQUITY FUND

ITEM 2. CODE OF ETHICS.

         There were no amendments to the Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

         Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

         Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of June 21, 2005, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 21, 2005, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

12(a)(1) Not applicable.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3) Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Variable Insurance Funds

By:  /s/ Robert H. Graham
   --------------------------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    August 25, 2005


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Robert H. Graham
   --------------------------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    August 25, 2005


By:  /s/ Sidney M. Dilgren
   --------------------------------------------------
         Sidney M. Dilgren
         Principal Financial Officer

Date:    August 25, 2005

                                  EXHIBIT INDEX


12(a)(1)     Not applicable.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)     Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.